                            A N N U A L  R E P O R T



                                  MAY 31, 1997

--------------------------------------------------------------------------------



                               MONEY MARKET FUNDS

                                   ----------

                              CASH INVESTMENT FUND

                              U.S. GOVERNMENT FUND

                                  TREASURY FUND

                           READY CASH INVESTMENT FUND

                           MUNICIPAL MONEY MARKET FUND



               [LOGO] NORWEST
                      -------------------------------------
                      ADVANTAGE FUNDS-Registered Trademark-


                                                              NOT FDIC INSURED
--------------------------------------------------------------------------------

 TABLE OF CONTENTS                                                  MAY 31, 1997

--------------------------------------------------------------------------------

A MESSAGE TO OUR SHAREHOLDERS.............................................    1

INDEPENDENT AUDITORS' REPORT..............................................    2

FINANCIAL STATEMENTS OF NORWEST ADVANTAGE FUNDS
       Statements of Assets and Liabilities...............................    3
       Statements of Operations...........................................    4
       Statements of Changes in Net Assets................................    5
       Financial Highlights...............................................    6
       Notes to Financial Statements......................................    7
       Schedule of Investments
              Cash Investment Fund........................................   11
              U.S. Government Fund........................................   13
              Treasury Fund...............................................   15
              Ready Cash Investment Fund..................................   15
              Municipal Money Market Fund.................................   18
       Notes to Schedules of Investments..................................   30

                                                                    [LOGO]

 A MESSAGE TO OUR SHAREHOLDERS

--------------------------------------------------------------------------------

                                                      July 21, 1997

           Dear Fellow Shareholders:

           We are pleased to present the 1997 Annual Report for our Norwest Advantage Funds. This report includes five of the twenty-eight Norwest Advantage Funds money market portfolios. The twenty-three Norwest Advantage Funds stock and bond portfolios are reported separately.

           Norwest Advantage Funds experienced significant growth over the last year, with net assets increasing from one year ago by 22% to more than $14 billion as of May 31, 1997. We strongly believe that this success is the result of the confidence and support of our shareholders borne from the continued positive performance of our Funds. While past performance is not indicative of future results, we believe the Funds are positioned well for the coming year.

           The stock market continued its torrid pace over the past year with the Standard & Poor's 500 Index returning 29.41% for the twelve months ending May 31, 1997, compared to a 14.72% average annual return for the past ten years. The bond market, however, did not keep pace with the S&P, with the Lehman Brothers Aggregate Bond Index returning 8.32% over the same period, compared to an 8.84% average annual return over the past ten years.

           Both the stock and bond markets were plagued by short-term volatility swings. A small handful of the very large, blue-chip stocks propelled the returns of the S&P as the market continued to reward companies that hit their forecasted earnings and to pummel those that did not. In addition, within the various segments of the stock market, there were large variations in performance -- small companies significantly trailed large companies, interest-rate sensitive sectors did not fare as well as non-interest-rate sensitive sectors, and technology stocks experienced a wild ride.

           The bond markets continued to react quickly to changes in financial news, particularly news on inflation. Signs of a strengthening economy -- tight labor markets, low interest rates and consistently strong corporate earnings -- refueled fears of inflation. As a possible preemptive strike, the Fed raised the Fed Funds rate, the rate banks charge each other for overnight loans, by .25% this past March. In May of this year, the Fed decided that the economy was growing at a sustainable rate and left the Fed Funds rate alone.

           In a volatile market environment like this past year, discriminating stock picking and discerning bond selection -- which is what we do best -- will play vital roles in providing notable performance results. If you have any questions or would like additional information, please call (800) 338-1348 or (612) 667-8833 (press 1). We appreciate your decision to invest with our Norwest
           Advantage Funds.

                                           Sincerely,

                                           /s/ John Y. Keffer
                                           John Y. Keffer
                                         CHAIRMAN, NORWEST ADVANTAGE
                                         FUNDS

                                                                    [LOGO]

 INDEPENDENT AUDITORS' REPORT

--------------------------------------------------------------------------------

           The Board of Trustees and Shareholders
           Norwest Advantage Funds

           We have audited the accompanying statements of assets and liabilities, including the schedules of investments of Cash Investment Fund, U.S. Government Fund, Treasury Fund, Ready Cash Investment Fund and Municipal Money Market Fund, portfolios of Norwest Advantage Funds (the Funds) as of May 31, 1997, the related statements of operations for the year then ended, changes in net assets for each of the years in the two-year period then ended and financial highlights for each of the years or periods in the four-year period then ended. These financial statements and financial highlights are the responsibility of the Funds' management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits. The financial highlights for the year ended May 31, 1993 were audited by other auditors whose report dated July 20, 1993 expressed an unqualified opinion on those financial highlights.

           We conducted our audits in accordance with generally accepted auditing standards. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements and financial highlights. Our procedures included confirmation of securities owned as of May 31, 1997 by correspondence with the custodian and brokers. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

           In our opinion, the financial statements and financial highlights present fairly, in all material respects, the financial position of Cash Investment Fund, U.S. Government Fund, Treasury Fund, Ready Cash Investment Fund and Municipal Money Market Fund, portfolios of Norwest Advantage Funds, at May 31, 1997, results of their operations for the year then ended, changes in their net assets for each of the years in the two-year period then ended, and financial highlights for each of the years or periods in the four-year period then ended in conformity with generally accepted accounting principles.

                                                 KPMG Peat Marwick
                                                 LLP

           Boston, Massachusetts
           July 21, 1997

                                                                    [LOGO]

 STATEMENTS OF ASSETS AND LIABILITIES                               MAY 31, 1997

--------------------------------------------------------------------------------

                                                                                                                    MUNICIPAL
                                               CASH              U.S.                             READY CASH          MONEY
                                            INVESTMENT        GOVERNMENT         TREASURY         INVESTMENT         MARKET
                                               FUND              FUND              FUND              FUND             FUND
                                          ---------------   ---------------   ---------------   ---------------   -------------
ASSETS:
  Investments (Note 2):
    Investments at amortized cost.......  $2,153,458,928    $1,554,207,289    $   853,173,584   $1,933,798,849    $688,581,925
    Repurchase Agreements at cost.......               -       359,186,212                  -                -               -
                                          ---------------   ---------------   ---------------   ---------------   -------------
      Total investments at value........   2,153,458,928     1,913,393,501        853,173,584    1,933,798,849     688,581,925

  Cash..................................         180,937            50,855              4,074          130,578          13,814
  Interest and other receivables........      11,721,570         6,542,120          7,281,153       10,349,419       7,089,457
  Receivable for securities sold........               -                 -        146,605,409                -               -
                                          ---------------   ---------------   ---------------   ---------------   -------------
TOTAL ASSETS............................   2,165,361,435     1,919,986,476      1,007,064,220    1,944,278,846     695,685,196
                                          ---------------   ---------------   ---------------   ---------------   -------------

LIABILITIES:
  Payable for securities purchased......      15,000,000                 -                  -       10,000,000       3,500,000
  Payable to Adviser and affiliates
    (Note 3)............................         711,591           709,842            348,539          796,072         227,044
  Payable to other related parties (Note
    3)..................................         121,905           101,488             17,727          115,477          34,774
  Accrued expenses and other
    liabilities.........................         161,221           112,079            102,579          152,103          45,737
  Dividends payable.....................       1,473,078         6,489,061          2,898,865        6,099,586       1,607,030
                                          ---------------   ---------------   ---------------   ---------------   -------------
TOTAL LIABILITIES.......................      17,467,795         7,412,470          3,367,710       17,163,238       5,414,585
                                          ---------------   ---------------   ---------------   ---------------   -------------
NET ASSETS..............................  $2,147,893,640    $1,912,574,006    $ 1,003,696,510   $1,927,115,608    $690,270,611
                                          ---------------   ---------------   ---------------   ---------------   -------------
                                          ---------------   ---------------   ---------------   ---------------   -------------

COMPONENTS OF NET ASSETS:
  Paid in Capital.......................  $2,149,746,638    $1,912,865,294    $ 1,003,774,362   $1,927,183,047    $690,501,245
  Undistributed (distribution in excess)
    net investment income...............        (147,522)          (56,270)           102,005           (3,100)       (136,840)
  Accumulated net realized gain
    (loss)..............................      (1,705,476)         (235,018)          (179,857)         (64,339)        (93,794)
                                          ---------------   ---------------   ---------------   ---------------   -------------
NET ASSETS..............................  $2,147,893,640    $1,912,574,006    $ 1,003,696,510   $1,927,115,608    $690,270,611
                                          ---------------   ---------------   ---------------   ---------------   -------------
                                          ---------------   ---------------   ---------------   ---------------   -------------

NET ASSETS BY SHARE CLASS:
  Single class funds....................  $2,147,893,640    $1,912,574,006    $ 1,003,696,510   $            -    $          -
  Investor Shares.......................               -                 -                  -      576,011,271      54,615,913
  Exchange Shares.......................               -                 -                  -          655,077               -
  Institutional Shares..................               -                 -                  -    1,350,449,260     635,654,698
                                          ---------------   ---------------   ---------------   ---------------   -------------
NET ASSETS..............................  $2,147,893,640    $1,912,574,006    $ 1,003,696,510   $1,927,115,608    $690,270,611
                                          ---------------   ---------------   ---------------   ---------------   -------------
                                          ---------------   ---------------   ---------------   ---------------   -------------

SHARES OF BENEFICIAL INTEREST:
  Single class funds....................   2,149,671,799     1,912,908,806      1,003,773,077                -               -
                                          ---------------   ---------------   ---------------   ---------------   -------------
                                          ---------------   ---------------   ---------------   ---------------   -------------
  Investor Shares.......................               -                 -                  -      576,030,990      54,631,118
                                          ---------------   ---------------   ---------------   ---------------   -------------
                                          ---------------   ---------------   ---------------   ---------------   -------------
  Exchange Shares.......................               -                 -                  -          655,113               -
                                          ---------------   ---------------   ---------------   ---------------   -------------
                                          ---------------   ---------------   ---------------   ---------------   -------------
  Institutional Shares..................               -                 -                  -    1,350,506,173     635,746,998
                                          ---------------   ---------------   ---------------   ---------------   -------------
                                          ---------------   ---------------   ---------------   ---------------   -------------

NET ASSET VALUE PER SHARE (OFFERING AND
  REDEMPTION PRICE PER SHARE):
  All share classes.....................  $         1.00    $         1.00    $          1.00   $         1.00    $       1.00
                                          ---------------   ---------------   ---------------   ---------------   -------------
                                          ---------------   ---------------   ---------------   ---------------   -------------

                                                                    [LOGO]
See Notes to Financial Statements.

 STATEMENTS OF OPERATIONS                        FOR THE YEAR ENDED MAY 31, 1997

--------------------------------------------------------------------------------

                                                                                                             MUNICIPAL
                                                   CASH            U.S.                       READY CASH       MONEY
                                                INVESTMENT      GOVERNMENT      TREASURY      INVESTMENT       MARKET
                                                   FUND            FUND           FUND           FUND           FUND
                                               -------------   ------------   ------------   ------------   ------------
INVESTMENT INCOME:
  Interest income............................  $111,245,872    $96,213,030    $49,754,578    $102,000,511   $25,572,248
                                               -------------   ------------   ------------   ------------   ------------

EXPENSES:
  Advisory (Note 3)..........................     2,805,919      2,538,240      1,548,275      6,267,045      2,394,475
  Management (Note 3)........................     1,252,466      1,140,934        728,447      3,666,903      1,396,600
  Transfer agent (Note 3):
    Single class funds.......................     5,012,332      4,454,666      2,392,239              -              -
    Investor Shares..........................             -              -              -      1,338,317        151,663
    Exchange Shares..........................             -              -              -          1,062              -
    Institutional Shares.....................             -              -              -      1,297,700        637,635
  Custody (Note 3)...........................       215,493        193,187        110,690        198,345         84,830
  Legal......................................        91,677         71,288         38,291         86,345         29,220
  Registration...............................       174,224        135,356        109,834        185,089         58,190
  Accounting (Note 3)........................        65,000         60,000         54,500         86,000         90,000
  Audit......................................        17,841         15,097         12,602         13,514         13,771
  Trustees...................................        33,467         30,239         15,809         30,585         12,019
  12b-1 Distribution fees -- Exchange Shares
    (Note 3).................................             -              -              -          3,187              -
  Miscellaneous..............................       106,147        140,212         83,689        135,341         95,583
                                               -------------   ------------   ------------   ------------   ------------
Total expenses...............................     9,774,566      8,779,219      5,094,376     13,309,433      4,963,986
  Fees waived and expenses reimbursed (Note
    4).......................................      (196,249)       (24,318)      (712,745)    (2,733,554)    (1,716,882)
                                               -------------   ------------   ------------   ------------   ------------
Net expenses.................................     9,578,317      8,754,901      4,381,631     10,575,879      3,247,104
                                               -------------   ------------   ------------   ------------   ------------
NET INVESTMENT INCOME (LOSS).................   101,667,555     87,458,129     45,372,947     91,424,632     22,325,144
                                               -------------   ------------   ------------   ------------   ------------
NET REALIZED AND UNREALIZED GAIN (LOSS) ON
  INVESTMENTS:
  Net realized gain (loss) on investments....       (28,706)        37,429       (179,063)         2,559     (1,206,040)
  Net change in unrealized appreciation
    (depreciation) on investments............             -              -              -              -      1,200,000
                                               -------------   ------------   ------------   ------------   ------------
NET REALIZED AND UNREALIZED GAIN (LOSS) ON
  INVESTMENTS................................       (28,706)        37,429       (179,063)         2,559         (6,040)
                                               -------------   ------------   ------------   ------------   ------------
NET INCREASE (DECREASE) IN NET ASSETS
  RESULTING FROM OPERATIONS..................  $101,638,849    $87,495,558    $45,193,884    $91,427,191    $22,319,104
                                               -------------   ------------   ------------   ------------   ------------
                                               -------------   ------------   ------------   ------------   ------------

                                                                    [LOGO]
See Notes to Financial Statements.

 STATEMENTS OF CHANGES IN NET ASSETS   FOR THE YEARS ENDED MAY 31, 1996 AND 1997

--------------------------------------------------------------------------------

                                                                                                                 MUNICIPAL
                                           CASH              U.S.                             READY CASH           MONEY
                                        INVESTMENT        GOVERNMENT         TREASURY         INVESTMENT          MARKET
                                           FUND              FUND              FUND              FUND              FUND
                                     ----------------   ---------------   ---------------   ---------------   ---------------
NET ASSETS -- MAY 31, 1995.........  $  1,464,303,901   $1,159,421,353    $   661,097,567   $   775,006,153   $   326,377,056
                                     ----------------   ---------------   ---------------   ---------------   ---------------
OPERATIONS:
  Net investment income (loss).....        89,052,204       77,507,593         37,457,600        61,215,967        18,883,349
  Net realized gain (loss) on
    investments....................           490,336          254,457            284,133             2,735                 -
                                     ----------------   ---------------   ---------------   ---------------   ---------------
  Net increase (decrease) in net
    assets resulting from
    operations.....................        89,542,540       77,762,050         37,741,733        61,218,702        18,883,349
                                     ----------------   ---------------   ---------------   ---------------   ---------------
DISTRIBUTIONS TO SHAREHOLDERS FROM:
  Net investment income -- Single
    class funds....................       (89,052,204)     (77,507,593)       (37,457,600)                -                 -
  Net investment income -- Investor
    Shares.........................                 -                -                  -       (19,184,887)       (1,883,550)
  Net investment income -- Exchange
    Shares.........................                 -                -                  -            (5,918)                -
  Net investment income --
    Institutional Shares...........                 -                -                  -       (42,025,162)      (16,999,799)
                                     ----------------   ---------------   ---------------   ---------------   ---------------
  Total distributions to
    shareholders...................       (89,052,204)     (77,507,593)       (37,457,600)      (61,215,967)      (18,883,349)
                                     ----------------   ---------------   ---------------   ---------------   ---------------
CAPITAL SHARE TRANSACTIONS (AT
  $1.00 PER SHARE):
  Sale of shares -- Single class
    funds..........................    15,533,974,038    8,689,610,881      5,417,106,078                 -                 -
  Sale of shares -- Investor
    Shares.........................                 -                -                  -       972,589,473       123,308,710
  Sale of shares -- Exchange
    Shares.........................                 -                -                  -            10,333                 -
  Sale of shares -- Institutional
    Shares.........................                 -                -                  -     2,418,720,030     2,165,513,879
  Reinvestment of distributions --
    Single class funds.............        73,206,956       17,484,474         16,539,657                 -                 -
  Reinvestment of distributions --
    Investor Shares................                 -                -                  -        20,298,681         2,020,283
  Reinvestment of distributions --
    Exchange Shares................                 -                -                  -             6,534                 -
  Reinvestment of distributions --
    Institutional Shares...........                 -                -                  -            17,499        19,032,125
  Redemption of shares -- Single
    class funds....................   (15,332,426,295)  (8,217,050,414)    (5,292,757,198)                -                 -
  Redemption of shares -- Investor
    Shares.........................                 -                -                  -      (787,613,307)     (115,732,342)
  Redemption of shares -- Exchange
    Shares.........................                 -                -                  -           (47,612)                -
  Redemption of shares --
    Institutional Shares...........                 -                -                  -    (1,844,727,840)   (1,871,062,880)
                                     ----------------   ---------------   ---------------   ---------------   ---------------
  Net increase (decrease) from
    capital share transactions.....       274,754,699      490,044,941        140,888,537       779,253,791       323,079,775
                                     ----------------   ---------------   ---------------   ---------------   ---------------
  Net increase (decrease) in net
    assets.........................       275,245,035      490,299,398        141,172,670       779,256,526       323,079,775
                                     ----------------   ---------------   ---------------   ---------------   ---------------
NET ASSETS -- MAY 31, 1996.........     1,739,548,936    1,649,720,751        802,270,237     1,554,262,679       649,456,831
                                     ----------------   ---------------   ---------------   ---------------   ---------------
OPERATIONS:
  Net investment income (loss).....       101,667,555       87,458,129         45,372,947        91,424,632        22,325,144
  Net realized gain (loss) on
    investments....................           (28,706)          37,429           (179,063)            2,559        (1,206,040)
  Net change in unrealized
    appreciation (depreciation) on
    investments....................                 -                -                  -                 -         1,200,000
                                     ----------------   ---------------   ---------------   ---------------   ---------------
  Net increase (decrease) in net
    assets resulting from
    operations.....................       101,638,849       87,495,558         45,193,884        91,427,191        22,319,104
                                     ----------------   ---------------   ---------------   ---------------   ---------------
DISTRIBUTIONS TO SHAREHOLDERS FROM:
  Net investment income -- Single
    class funds....................      (101,667,555)     (87,458,129)       (45,269,658)                -                 -
  Net investment income -- Investor
    Shares.........................                 -                -                  -       (25,410,929)       (1,828,190)
  Net investment income -- Exchange
    Shares.........................                 -                -                  -           (17,107)                -
  Net investment income --
    Institutional Shares...........                 -                -                  -       (65,996,596)      (20,496,954)
  Net capital gains -- Single class
    funds..........................                 -                -           (103,289)                -                 -
                                     ----------------   ---------------   ---------------   ---------------   ---------------
  Total distributions to
    shareholders...................      (101,667,555)     (87,458,129)       (45,372,947)      (91,424,632)      (22,325,144)
                                     ----------------   ---------------   ---------------   ---------------   ---------------
CAPITAL SHARE TRANSACTIONS (AT
  $1.00 PER SHARE):
  Sale of shares -- Single class
    funds..........................    10,161,636,220    7,060,636,868      3,708,986,665                 -                 -
  Sale of shares -- Investor
    Shares.........................                 -                -                  -       620,857,448       121,151,683
  Sale of shares -- Exchange
    Shares.........................                 -                -                  -         1,259,541                 -
  Sale of shares -- Institutional
    Shares.........................                 -                -                  -     3,780,214,447     1,793,226,504
  Reinvestment of distributions --
    Single class funds.............        84,172,490       16,661,503         14,996,298                 -                 -
  Reinvestment of distributions --
    Investor Shares................                 -                -                  -        25,380,468         1,826,002
  Reinvestment of distributions --
    Exchange Shares................                 -                -                  -            17,199                 -
  Reinvestment of distributions --
    Institutional Shares...........                 -                -                  -           148,015         3,949,686
  Redemption of shares -- Single
    class funds....................    (9,837,435,300)  (6,814,482,545)    (3,522,377,627)                -                 -
  Redemption of shares -- Investor
    Shares.........................                 -                -                  -      (544,106,362)     (125,382,243)
  Redemption of shares -- Exchange
    Shares.........................                 -                -                  -          (750,549)                -
  Redemption of shares --
    Institutional Shares...........                 -                -                  -    (3,510,169,837)   (1,753,951,812)
                                     ----------------   ---------------   ---------------   ---------------   ---------------
  Net increase (decrease) from
    capital share transactions.....       408,373,410      262,815,826        201,605,336       372,850,370        40,819,820
                                     ----------------   ---------------   ---------------   ---------------   ---------------
  Net increase (decrease) in net
    assets.........................       408,344,704      262,853,255        201,426,273       372,852,929        40,813,780
                                     ----------------   ---------------   ---------------   ---------------   ---------------
NET ASSETS -- MAY 31, 1997.........  $  2,147,893,640   $1,912,574,006    $ 1,003,696,510   $ 1,927,115,608   $   690,270,611
                                     ----------------   ---------------   ---------------   ---------------   ---------------
                                     ----------------   ---------------   ---------------   ---------------   ---------------

                                                                    [LOGO]
See Notes to Financial Statements.

 FINANCIAL HIGHLIGHTS

--------------------------------------------------------------------------------

 SELECTED DATA FOR A SHARE OUTSTANDING DURING THE PERIODS

                              BEGINNING                 NET REALIZED    DIVIDENDS       CAPITAL
                              NET ASSET      NET       AND UNREALIZED    FROM NET    CONTRIBUTION     ENDING NET
                              VALUE PER   INVESTMENT   GAIN (LOSS) ON   INVESTMENT       FROM        ASSET VALUE
                                SHARE       INCOME      INVESTMENTS       INCOME        ADVISER       PER SHARE
                              ---------   ----------   --------------   ----------   -------------   ------------
CASH INVESTMENT FUND
  Year Ended May 31,
  1997......................    $1.00       $0.051         $    -        $(0.051)        $   -          $1.00
  1996......................     1.00        0.054              -         (0.054)            -           1.00
  1995......................     1.00        0.049              -         (0.049)            -           1.00
  1994......................     1.00        0.031              -         (0.031)            -           1.00
  1993......................     1.00        0.033              -         (0.033)            -           1.00
U.S. GOVERNMENT FUND
  Year Ended May 31,
  1997......................     1.00        0.049              -         (0.049)            -           1.00
  1996......................     1.00        0.052              -         (0.052)            -           1.00
  1995......................     1.00        0.047              -         (0.047)            -           1.00
  1994......................     1.00        0.030              -         (0.030)            -           1.00
  1993......................     1.00        0.030              -         (0.030)            -           1.00
TREASURY FUND
  Year Ended May 31,
  1997......................     1.00        0.047              -         (0.047)            -           1.00
  1996......................     1.00        0.050              -         (0.050)            -           1.00
  1995......................     1.00        0.046              -         (0.046)            -           1.00
  1994......................     1.00        0.028              -         (0.028)            -           1.00
  1993......................     1.00        0.029              -         (0.029)            -           1.00
READY CASH INVESTMENT FUND
INVESTOR SHARES
  Year Ended May 31,
  1997......................     1.00        0.047              -         (0.047)            -           1.00
  1996......................     1.00        0.051              -         (0.051)            -           1.00
  1995......................     1.00        0.045              -         (0.045)            -           1.00
  1994......................     1.00        0.027              -         (0.027)            -           1.00
  1993......................     1.00        0.030              -         (0.030)            -           1.00
EXCHANGE SHARES
  Year Ended May 31,
  1997......................     1.00        0.040              -         (0.040)            -           1.00
  1996......................     1.00        0.043              -         (0.043)            -           1.00
  1995......................     1.00        0.038              -         (0.038)            -           1.00
  Period Ended May 31,
    1994(b).................     1.00        0.001              -         (0.001)            -           1.00
INSTITUTIONAL SHARES
  Year Ended May 31,
  1997......................     1.00        0.051              -         (0.051)            -           1.00
  1996......................     1.00        0.054              -         (0.054)            -           1.00
  1995......................     1.00        0.049              -         (0.049)            -           1.00
  Period Ended May 31,
    1994(b).................     1.00        0.013              -         (0.013)            -           1.00
MUNICIPAL MONEY MARKET FUND
INVESTOR SHARES
  Year Ended May 31,
  1997......................     1.00        0.030              -         (0.030)            -           1.00
  1996......................     1.00        0.033              -         (0.033)            -           1.00
  1995......................     1.00        0.031         (0.004)        (0.031)        0.004           1.00
  1994......................     1.00        0.021              -         (0.021)            -           1.00
  1993......................     1.00        0.021              -         (0.021)            -           1.00
INSTITUTIONAL SHARES
  Year Ended May 31,
  1997......................     1.00        0.032              -         (0.032)            -           1.00
  1996......................     1.00        0.035              -         (0.035)            -           1.00
  1995......................     1.00        0.033         (0.004)        (0.033)        0.004           1.00
  Period Ended May 31,
    1994(b).................     1.00        0.019              -         (0.019)            -           1.00

                                          RATIOS TO AVERAGE
                                             NET ASSETS
                              -----------------------------------------              NET ASSETS AT
                                                                NET                  END OF PERIOD
                                  NET           GROSS       INVESTMENT    TOTAL         (000'S
                               EXPENSES      EXPENSES(d)      INCOME      RETURN       OMITTED)
                              -----------   -------------   -----------   ------     -------------
CASH INVESTMENT FUND
  Year Ended May 31,
  1997......................      0.48%          0.49%         5.07%       5.21%      $2,147,894
  1996......................      0.48%          0.49%         5.36%       5.50%       1,739,549
  1995......................      0.48%          0.50%         4.87%       4.96%       1,464,304
  1994......................      0.49%          0.49%         3.11%       3.16%       1,381,402
  1993......................      0.50%          0.51%         3.29%       3.36%       1,944,948
U.S. GOVERNMENT FUND
  Year Ended May 31,
  1997......................      0.49%          0.49%         4.91%       5.04%       1,912,574
  1996......................      0.50%          0.51%         5.13%       5.27%       1,649,721
  1995......................      0.50%          0.52%         4.68%       4.81%       1,159,421
  1994......................      0.47%          0.53%         3.02%       3.07%       1,091,141
  1993......................      0.45%          0.57%         3.00%       3.06%         903,274
TREASURY FUND
  Year Ended May 31,
  1997......................      0.46%          0.53%         4.74%       4.87%       1,003,697
  1996......................      0.46%          0.56%         4.91%       5.04%         802,270
  1995......................      0.46%          0.57%         4.62%       4.65%         661,098
  1994......................      0.46%          0.58%         2.81%       2.83%         526,483
  1993......................      0.47%          0.58%         2.93%       2.98%         384,751
READY CASH INVESTMENT FUND
INVESTOR SHARES
  Year Ended May 31,
  1997......................      0.82%          0.83%         4.75%       4.87%         576,011
  1996......................      0.82%          0.87%         5.02%       5.17%         473,879
  1995......................      0.82%          0.91%         4.64%       4.62%         268,603
  1994......................      0.82%          0.92%         2.70%       2.74%         164,138
  1993......................      0.82%          0.94%         3.04%       3.08%         162,585
EXCHANGE SHARES
  Year Ended May 31,
  1997......................      1.57%          5.66%         4.03%       4.09%             655
  1996......................      1.57%          8.24%         4.32%       4.38%             129
  1995......................      1.57%          6.32%         3.62%       3.69%             160
  Period Ended May 31,
    1994(b).................      1.53%(a)       1.85%(a)      2.48%(a)    2.51%(a)          151
INSTITUTIONAL SHARES
  Year Ended May 31,
  1997......................      0.48%          0.68%         5.09%       5.23%       1,350,449
  1996......................      0.48%          0.72%         5.59%       5.53%       1,080,255
  1995......................      0.48%          0.73%         4.97%       4.98%         506,243
  Period Ended May 31,
    1994(b).................      0.43%(a)       0.81%(a)      3.12%(a)    3.17%(a)      333,464
MUNICIPAL MONEY MARKET FUND
INVESTOR SHARES
  Year Ended May 31,
  1997......................      0.65%          0.87%         3.01%       3.08%          54,616
  1996......................      0.65%          0.88%         3.25%       3.31%          57,021
  1995......................      0.65%          0.93%         3.10%       3.13%(c)       47,424
  1994......................      0.65%          0.99%         2.03%       2.09%          33,554
  1993......................      0.65%          0.97%         2.13%       2.18%          75,521
INSTITUTIONAL SHARES
  Year Ended May 31,
  1997......................      0.45%          0.70%         3.21%       3.28%         635,655
  1996......................      0.45%          0.72%         3.41%       3.52%         592,436
  1995......................      0.45%          0.74%         3.37%       3.33%(c)      278,953
  Period Ended May 31,
    1994(b).................      0.45%(a)       0.77%(a)      2.33%(a)    2.34%(a)      190,356

------------------------------
(a) Annualized.
(b) See Note 1 of Notes to Financial Statements for dates of commencement of operations.
(c) The total return for 1995 includes the effect of a capital contribution by the Fund's investment adviser. Without the capital contribution, the total return would have been 2.59% for Investor shares and 2.79% for Institutional shares.
(d)The ratio of Gross Expenses to Average Net Assets does not reflect fees waived or expenses reimbursed.

                                                                    [LOGO]
See Notes to Financial Statements.

 NOTES TO FINANCIAL STATEMENTS                                      MAY 31, 1997

--------------------------------------------------------------------------------

 NOTE 1. ORGANIZATION

Norwest Advantage Funds ("Trust") is organized as a Delaware business trust and is registered as an open-end management investment company. The Trust currently has twenty-eight separate investment portfolios. These financial statements relate to the five money market investment portfolios of the Trust (each a "Fund"), each of which is a diversified portfolio. The Funds (and classes thereof) commenced operations on the following dates:

Cash Investment Fund..................................................................  October 14, 1987
U.S. Government Fund..................................................................  November 16, 1987
Treasury Fund.........................................................................  December 3, 1990
Ready Cash Investment Fund (Investor Shares)..........................................  January 20, 1988
Ready Cash Investment Fund (Exchange Shares)..........................................  May 9, 1994
Ready Cash Investment Fund (Institutional Shares).....................................  January 4, 1994
Municipal Money Market Fund (Investor Shares).........................................  January 7, 1988
Municipal Money Market Fund (Institutional Shares)....................................  August 3, 1993

Each share of each class represents an undivided, proportionate interest in a Fund. The Trust Instrument authorizes the issuance, by each Fund, of an unlimited number of shares of beneficial interest without par value. Exchange Shares are sold only through the exchange privilege available to shareholders of B Shares of the various fixed income and equity funds of the Trust and are subject to a contingent deferred sales charge upon redemption. Shareholders of Institutional Shares and Investor Shares incur no sales charge. The difference between these two classes is the minimum investment required and the level of transfer agent expenses.

 NOTE 2. SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES

These financial statements are prepared in accordance with generally accepted accounting principles, which require management to make estimates and assumptions that affect the reported amounts of assets and liabilities, disclosure of contingent assets and liabilities at the date of the financial statements, and the reported amounts of increase and decrease in net assets from operations during the fiscal period. Actual results could differ from those estimates.

The following represent significant accounting policies of the Funds:

SECURITY VALUATION - The Funds value securities utilizing the amortized cost method pursuant to Rule 2a-7 under the Investment Company Act of 1940. Under this method all investments purchased at a discount or premium are valued by accreting or amortizing, respectively, the difference between the purchase price and maturity value of the issue over the period to maturity.

INTEREST INCOME - Interest income is recorded on the accrual basis and includes amortization of premiums and accretion of discounts.

DISTRIBUTIONS TO SHAREHOLDERS - Distributions to shareholders of net investment income are declared daily and paid monthly. Net capital gain, if any, is distributed to shareholders at least annually. Distributions are based on amounts calculated in accordance with applicable federal income tax regulations.

FEDERAL TAXES - Each Fund intends to qualify and continue to qualify each year as a regulated investment company and distribute all of its taxable income. In addition, by distributing in each calendar year substantially all of its net investment income, capital gains and certain other amounts, if any, each Fund will not be subject to a federal excise tax. Therefore, no federal income or excise tax provision is required.

REPURCHASE AGREEMENTS - Except for the Treasury Fund, each Fund may invest in repurchase agreements. The Funds, through their custodian, receive delivery of the underlying collateral, whose market value must always equal or exceed the repurchase price. The investment adviser is responsible for determining the value of the underlying collateral at all times. In the event of default, a Fund may have difficulties with the disposition of such collateral.

EXPENSE ALLOCATION - The Trust accounts separately for the assets and liabilities and operations of each Fund. Expenses that are directly attributable to more than one Fund are allocated among the respective Funds. Expenses that are directly attributable to a class are allocated to that class.

REALIZED GAIN AND LOSS - Security transactions are recorded on a trade date basis. Realized gain and loss on investments sold are recorded on the basis of identified cost.

                                                                    [LOGO]

 NOTES TO FINANCIAL STATEMENTS (CONTINUED)                          MAY 31, 1997

--------------------------------------------------------------------------------

 NOTE 3. ADVISORY, SERVICING FEES AND OTHER TRANSACTIONS WITH AFFILIATES

INVESTMENT ADVISER - Until May 31, 1997, the investment adviser of each Fund was Norwest Bank Minnesota, N.A. ("Norwest"), a subsidiary of Norwest Corporation. Effective June 1, 1997, Norwest Investment Management, Inc. ("Adviser"), a wholly owned subsidiary of Norwest became the investment adviser. The Adviser receives an advisory fee from Cash Investment Fund, U.S. Government Fund, Treasury Fund and Ready Cash Investment Fund at annual rates of 0.20%, 0.20%, 0.20% and 0.40%, respectively, of the average daily net assets for the first $300 million of net assets of each Fund, declining to 0.12%, 0.12%, 0.12% and 0.32%, respectively, of the average daily net assets of each Fund's net assets in excess of $700 million. The Adviser receives an advisory fee from Municipal Money Market Fund at an annual rate of 0.35% of the average daily net assets for the first $500 million of net assets of the Fund, declining to 0.30% of the average daily net assets of the Fund's net assets in excess of $1 billion.

MANAGEMENT, ADMINISTRATION AND DISTRIBUTION SERVICES - The manager and distributor of the Trust is Forum Financial Services, Inc.-Registered Trademark- ("FFSI"), a registered broker-dealer and a member of the National Association of Securities Dealers, Inc. FFSI receives no payments for its services as distributor. Forum Administrative Services, Limited Liability Company ("FAS") provides administrative services for the Funds. For their services, FFSI and FAS receives a management and administrative fee, respectively, in aggregate from Cash Investment Fund, U.S. Government Fund and Treasury Fund at an annual rate of 0.10% of the average daily net assets for the first $300 million of each Fund's net assets, declining to 0.05% of the average daily net assets for each Fund's net assets in excess of $700 million. FFSI and FAS receives a management and administrative fee, respectively, in aggregate from Ready Cash Investment Fund and Municipal Money Market Fund at an annual rate of 0.20% of the average daily net assets of each Fund attributable to each class of each Fund's shares. In addition, certain legal expenses were charged to the Trust by FAS. The respective amounts of legal expenses charged by FAS for the year ended May 31, 1997 for Cash Investment Fund, U.S. Government Fund, Treasury Fund, Ready Cash Investment Fund and Municipal Money Market Fund were: $17,992, $16,083, $8,618, $16,534 and $6,318.

TRANSFER AGENT, DIVIDEND DISBURSING AGENT AND CUSTODIAN - Norwest serves as the Trust's transfer agent, dividend disbursing agent and custodian, and is compensated for those services at an aggregate annual rate of up to 0.28% of the average daily net assets of Cash Investment Fund, U.S. Government Fund and Treasury Fund; of up to 0.15% of the average daily net assets of Ready Cash Investment Fund and Municipal Money Market Fund attributable to Institutional Shares; and of up to 0.30% of the average daily net assets attributable to the other classes of Ready Cash Investment Fund and Municipal Money Market Fund.

DISTRIBUTION PLAN - The Trust has adopted a Distribution Plan (the "Plan") with respect to Exchange Shares of Ready Cash Investment Fund pursuant to Rule 12b-1 under the Investment Company Act of 1940. The Plan authorizes the payment to FFSI of an annual distribution service fee of 0.75% of the average daily net assets, and a maintenance fee of 0.25% of the average daily net assets, of Ready Cash Investment Fund attributable to Exchange Shares. No maintenance fees were incurred by the Fund during the year ended May 31, 1997. The distribution payments will be used to reimburse the distributor for (i) sales commissions at levels set from time to time by the Board of Trustees ("Trustees") not to exceed 6.25% of the amount received by the Fund for each Exchange share sold (excluding reinvestment of dividends and distributions) and (ii) interest calculated by applying the rate of 1% over the prime rate to the outstanding balance of unreimbursed distribution charges. The current sales commission rate is based upon that rate in effect for the fixed income or equity fund from which the shareholder exchanged its shares. The Plan may be terminated by vote of a majority of the Fund's shareholders or by vote of a majority of Trustees who do not have any direct or indirect financial interest in the Plan. In the event that the Plan is terminated or not continued, at the discretion of the Trustees, the Fund may continue to pay distribution service fees to FFSI (but only with respect to sales that occurred prior to the termination or discontinuance of the
Plan) until the earlier of (a) four years after the date of termination or discontinuance or (b) such time as there exist no unreimbursed distribution charges attributable to that Fund under the Plan, as calculated pursuant to the Plan. Unreimbursed distribution charges at May 31, 1997 for Ready Cash Investment Fund were $(3,393).

OTHER SERVICE PROVIDERS - Forum Financial Corp.-Registered Trademark- ("FFC"), an affiliate of FFSI, provides portfolio accounting services to each Fund pursuant to a separate agreement.

                                                                    [LOGO]

 NOTES TO FINANCIAL STATEMENTS (CONCLUDED)                          MAY 31, 1997

--------------------------------------------------------------------------------

 NOTE 4. VOLUNTARY WAIVERS AND REIMBURSEMENT OF EXPENSES

The Adviser, Norwest and FFSI have waived a portion of their fees and have reimbursed certain expenses of the Funds so that fees paid would not exceed certain levels. For the year ended May 31, 1997, fees waived and expenses reimbursed by the Trust's service providers were as follows:

                                            FEES WAIVED
                            -------------------------------------------     EXPENSES       TOTAL FEES
                            CUSTODIAN AND                                  REIMBURSED        WAIVED
                              TRANSFER                                    -------------   AND EXPENSES
                                AGENT         ADVISER       FFSI/FAS          FFSI         REIMBURSED
                            -------------   -----------   -------------   -------------   -------------
Cash Investment Fund......  $     69,057    $         -   $    127,192    $          -    $    196,249
U.S. Government Fund......        12,204              -         12,114               -          24,318
Treasury Fund.............       117,077              -        595,668               -         712,745
Ready Cash Investment
 Fund.....................       238,791         50,148      2,429,202          15,413       2,733,554
Municipal Money Market
 Fund.....................       251,280        369,405      1,096,197               -       1,716,882

 NOTE 5. FEDERAL INCOME TAXES

As of May 31, 1997, certain of the Funds had capital loss carryovers available to offset future capital gains as follows:

                                                                      YEAR OF EXPIRATION
                                                           -----------------------------------------
                                                               2003           2004          2005           TOTAL
                                                           -------------   -----------   -----------   -------------

Cash Investment Fund.....................................  $   1,663,035   $         -   $         -   $   1,663,035
U.S. Government Fund.....................................        226,240             -             -         226,240
Treasury Fund............................................              -             -        79,864          79,864
Ready Cash Investment Fund...............................         60,813             -             -          60,813
Municipal Money Market Fund..............................         72,404        15,350         2,493          90,247

--------------------------------------------------------------------------------

                                                                    [LOGO]

 SUPPLEMENTARY INFORMATION                                          MAY 31, 1997

--------------------------------------------------------------------------------

 PROXY VOTE (UNAUDITED)

The proxy had nine proposals of which the following relate to the funds in this report.

PROPOSAL 1.  ELECTION OF TRUSTEES. (FOR SHAREHOLDERS OF ALL FUNDS)
Each trustee or nominee was elected by shareholders. The vote is listed below.

                                                                     FOR          WITHHELD
                                                                -------------    ----------

Robert C. Brown...............................................  4,115,622,828    70,716,413
Donald Burkhardt..............................................  4,115,554,881    70,784,360
James C. Harris...............................................  4,115,562,074    70,777,167
John Y. Keffer................................................  4,115,619,839    70,718,523
Richard M. Leach..............................................  4,115,622,828    70,716,413
John S. McCune................................................  4,115,617,629    70,721,612
Timothy J. Penny..............................................  4,115,622,828    70,716,413
Donald Willeke................................................  4,115,611,783    70,727,458

PROPOSAL 2. RATIFICATION OF THE SELECTION OF KPMG PEAT MARWICK LLP AS INDEPENDENT AUDITORS OF THE TRUST FOR THE FISCAL YEAR ENDING MAY 31, 1997 (FOR ALL SHAREHOLDERS OF ALL FUNDS).

                                                                FOR          AGAINST        ABSTAIN
                                                           -------------   -----------   -------------

Total....................................................  4,089,939,735    32,437,547      62,986,468

PROPOSAL 3.  FOR SHAREHOLDERS OF ALL FUNDS:

To approve amendments to certain fundamental investment policies to permit a Fund to invest all or a portion of its assets in one or more investment companies and related amendments to the Fund's investment advisory agreement.

                                                                 FOR          AGAINST        ABSTAIN
                                                            -------------   -----------   -------------

Cash Investment Fund......................................  1,063,141,212    26,795,502      36,234,598
U.S. Government Fund......................................  1,124,941,401    18,541,176      44,802,083
Treasury Fund.............................................    651,505,826    14,758,404       8,128,384
Ready Cash Investment Fund................................    905,976,277    40,549,232      49,707,605
Municipal Money Market Fund...............................    433,422,780    37,975,883       2,706,511

PROPOSAL 5.  FOR SHAREHOLDERS OF CASH INVESTMENT FUND:

To approve changes to the Fund's investment advisory fee structure related to the investment of the Fund's assets in two other investment companies.

                                                                 FOR          AGAINST        ABSTAIN
                                                            -------------   -----------   -------------

Cash Investment Fund......................................  1,014,479,745    69,088,030      42,603,539

 FEDERAL TAX STATUS OF DIVIDENDS DECLARED DURING THE FISCAL YEAR (UNAUDITED)

INCOME DIVIDENDS - 99.96% of the income dividends paid by Municipal Money Market Fund were of exempt interest.

All income dividends of Cash Investment Fund, U.S. Government Fund, Treasury Fund and Ready Cash Investment Fund were ordinary income for federal income tax purposes.

CAPITAL GAIN DIVIDENDS - No long term capital gain dividends were declared by any of the Funds.

                                                                    [LOGO]

 SCHEDULES OF INVESTMENTS                                           MAY 31, 1997

--------------------------------------------------------------------------------

 FACE/SHARE                     SECURITY
   AMOUNT                     DESCRIPTION                     VALUE
------------------------------------------------------------------------
                          CASH INVESTMENT FUND
------------------------------------------------------------------------
 ASSET BACKED SECURITIES (2.3%)
    6,822,633   Capital Equipment Receivables Trust
                  1996-1, Receivable Backed Notes, Class
                  A-1, 5.60%, 10/15/97(a)                 $    6,822,633
   42,304,963   WFP Tower B Finance Corp., Short-Term
                  STEERS Trust, Series 1996 A, 5.72%
                  V/R, 12/8/97(a)(c)                          42,304,963
                                                          --------------

TOTAL ASSET BACKED SECURITIES                                 49,127,596
                                                          --------------
 BANK NOTES (6.0%)
   25,000,000   Bank of Hawaii, 5.63%, 11/7/97                24,998,149
   20,000,000   FCC National Bank, 5.73%, 8/21/97             19,996,600
   25,000,000   National Australia Bank Ltd., 5.80%,
                  10/3/97                                     25,005,325
   25,000,000   PNC Bank, N.A., Pittsburgh, 5.59% V/R,
                  7/2/97                                      24,998,079
   35,000,000   Shizuoka Bank Ltd., 5.69% V/R, 10/27/97       34,997,250
                                                          --------------

TOTAL BANK NOTES                                             129,995,403
                                                          --------------
 CERTIFICATES OF DEPOSIT (7.0%)
   25,000,000   Banque Francaise du Commerce Exterieure
                  London, 5.51%, 6/5/97                       25,000,108
   15,000,000   Bayerische Hypotheken-und Wechsel Bank
                  AG, London Branch, 5.96%, 8/6/97            15,003,912
   20,000,000   Bayerische Vereinsbank, AG, New York
                  Branch, 5.54%, 7/10/97                      20,000,422
   15,000,000   Deutsche Bank, 5.91%, 6/10/97                 14,999,965
   10,000,000   Deutsche Bank, 6.17%, 5/22/98                  9,997,220
    5,900,000   Morgan Guaranty Trust Co. of New York,
                  5.78%, 8/5/97                                5,899,399
   20,000,000   Societe Generale, 6.10%, 3/25/98              19,995,340
   25,000,000   Societe Generale, 6.19%, 5/11/98              24,995,507

 FACE/SHARE                     SECURITY
   AMOUNT                     DESCRIPTION                     VALUE
------------------------------------------------------------------------
                    CASH INVESTMENT FUND (continued)
------------------------------------------------------------------------
   15,000,000   Westpac Banking Corp., 5.80%, 8/25/97     $   14,999,206
                                                          --------------

TOTAL CERTIFICATES OF DEPOSIT                                150,891,079
                                                          --------------
 COMMERCIAL PAPER (44.3%)
   45,000,000   Abbey National Treasury Services, 5.36%,
                  7/9/97                                      44,745,400
   25,906,000   Apex Funding Corp., 5.48%, 6/5/97(a)          25,890,226
   22,000,000   Ascot Capital Corp., 5.77%, 11/13/97(a)       21,418,192
   17,500,000   Asset Backed Capital Finance Inc.,
                  5.43%, 6/9/97(a)                            17,478,883
   14,500,000   Asset Backed Capital Finance Inc.,
                  5.43%, 8/1/97(a)                            14,366,588
   20,000,000   Atlas Funding Corp., 5.62%, 6/11/97(a)        19,968,778
   17,500,000   Atlas Funding Corp., 5.68%, 6/16/97(a)        17,458,583
   20,000,000   Banca Serfin SA, 5.45%, 8/4/97                19,806,223
   25,000,000   Banco Rio de La Plata, 5.38%, 10/28/97        24,443,320
   21,990,000   Banner Receivables Corp., 5.69%,
                  7/14/97(a)                                  21,840,547
   23,624,000   Banner Receivables Corp., 5.73%,
                  7/17/97(a)                                  23,451,033
   19,261,000   Banner Receivables Corp., 5.72%,
                  8/1/97(a)                                   19,074,319
   13,300,000   Bavaria TRR Corp., 5.68%, 7/1/97              13,237,047
   18,517,000   Broadway Capital Corp., 5.75%,
                  6/16/97(a)                                  18,472,636
   11,206,000   Broadway Capital Corp., 5.75%,
                  7/11/97(a)                                  11,134,406
   30,000,000   Caisse Centrale Desjardins du Quebec,
                  5.46%, 8/27/97                              29,604,150
    3,000,000   Caisse D'Amortissement de la Dette
                  Sociale, 5.40%, 10/3/97                      2,944,200
   13,000,000   Caisse D'Amortissement de la Dette
                  Sociale, 5.44%, 10/10/97                    12,742,658
   50,000,000   Compagnie Bancaire USA Finance Corp.,
                  5.50%, 8/27/97                              49,335,417

                                                                    [LOGO]
See Notes to Schedules of Investments.

 SCHEDULES OF INVESTMENTS (CONTINUED)                               MAY 31, 1997

--------------------------------------------------------------------------------

 FACE/SHARE                     SECURITY
   AMOUNT                     DESCRIPTION                     VALUE
------------------------------------------------------------------------
                    CASH INVESTMENT FUND (continued)
------------------------------------------------------------------------
   22,000,000   Creative Capital Corp., 5.50%, 6/2/97(a)  $   21,996,639
   30,000,000   Creative Capital Corp., 5.75%,
                  7/11/97(a)                                  29,808,334
   10,000,000   Finance One Funding Corp., Credit Suisse
                  LOC, 5.75%, 8/22/97                          9,869,028
   20,286,000   Gotham Funding Corp., 5.57%, 6/10/97(a)       20,257,752
   15,594,000   Gotham Funding Corp., 5.75%, 7/8/97(a)        15,501,844
   10,000,000   Gotham Funding Corp., 5.43%, 7/24/97(a)        9,920,059
    5,083,000   International Securitization Corp.,
                  5.48%, 7/30/97                               5,037,349
   25,000,000   Madison Funding Corp., 5.75%, 7/21/97         24,800,348
   15,000,000   Madison Funding Corp., 5.72%, 8/11/97         14,830,784
   25,000,000   Merrill Lynch & Co., Inc., 5.42%,
                  9/22/97                                     24,574,682
   44,900,000   Oak Funding Corp., 5.75%, 6/26/97             44,720,712
   10,000,000   Orix America, Inc., Sanwa Bank Ltd. LOC,
                  5.42%, 6/27/97                               9,960,856
   20,000,000   Sigma Finance Inc., 5.40%, 7/15/97            19,868,000
   54,000,000   Sigma Finance Inc., 5.40%, 7/17/97            53,627,400
   36,415,000   Sigma Finance Inc., 5.45%, 8/26/97            35,940,897
   16,418,000   Strait Capital Corp., 5.75%, 7/22/97          16,284,262
   15,876,000   Strait Capital Corp., 5.75%, 8/29/97          15,650,318
    9,000,000   Strategic Asset Funding Corp., 5.80%,
                  8/26/97                                      8,875,300
    8,754,000   Strategic Asset Funding Corp., 5.80%,
                  8/29/97                                      8,628,478
   25,350,000   Tri-Lateral Capital, Inc., 5.50%,
                  6/2/97(a)                                   25,346,127
    4,475,000   Tri-Lateral Capital, Inc., 5.50%,
                  6/11/97(a)                                   4,468,163
   17,450,000   Tri-Lateral Capital, Inc., 5.77%,
                  7/24/97(a)                                  17,301,767

 FACE/SHARE                     SECURITY
   AMOUNT                     DESCRIPTION                     VALUE
------------------------------------------------------------------------
                    CASH INVESTMENT FUND (continued)
------------------------------------------------------------------------
    9,140,000   Tri-Lateral Capital, Inc., 5.73%,
                  8/20/97(a)                              $    9,023,618
   35,000,000   Tri-Lateral Capital, Inc., 5.74%,
                  8/29/97(a)                                  34,503,331
   10,000,000   Westpac Banking Corp., 5.36%, 7/9/97           9,943,423
   25,000,000   Working Capital Management Co., L.P.,
                  5.68%, 6/24/97                              24,909,278
   21,515,000   Working Capital Management Co., L.P.,
                  5.75%, 7/18/97                              21,353,488
   10,000,000   Yamaha Motor Owners Trust, 5.70%,
                  6/16/97(a)                                   9,976,250
                                                          --------------

TOTAL COMMERCIAL PAPER                                       954,391,093
                                                          --------------
 CORPORATE NOTES (22.0%)
   32,000,000   Asset Backed Trust 1995 Series A-1,
                  5.69% V/R, 12/10/97(a)(c)                   32,000,000
   27,500,000   Asset Backed Trust 1995 Series A-3,
                  5.89% V/R, 4/15/98(a)(c)                    27,500,000
   35,000,000   Asset Backed Trust 1996 Series A-5,
                  5.74% V/R, 3/16/98(a)(c)                    35,000,000
   10,000,000   Asset Backed Trust 1996 Series M, 5.69%
                  V/R, 10/15/97(a)(c)                         10,000,000
   50,000,000   Bear Stearns Cos., Inc., 5.72% V/R,
                  10/22/97                                    50,000,000
   25,000,000   Bear Stearns Cos., Inc., 5.84% V/R,
                  3/15/01(b)                                  25,000,000
    6,000,000   Beneficial Corp., 8.83%, 6/15/98               6,156,569
   35,000,000   Beta Finance, Inc., 5.80%, 7/10/97(a)         35,000,000
   20,000,000   Beta Finance, Inc., 5.83%, 1/30/98(a)         20,017,941
   15,000,000   CC (USA) Inc., 5.80%, 1/13/98(a)              15,000,000
    9,770,000   Caterpillar Financial Services Corp.,
                  7.46%, 10/15/97                              9,830,668
   15,000,000   Centauri Corp., 6.17%, 6/3/98                 15,000,000
   10,000,000   Citicorp Banking Corp., 10.15%, 2/15/98       10,285,123

                                                                    [LOGO]
See Notes to Schedules of Investments.

 SCHEDULES OF INVESTMENTS (CONTINUED)                               MAY 31, 1997

--------------------------------------------------------------------------------

 FACE/SHARE                     SECURITY
   AMOUNT                     DESCRIPTION                     VALUE
------------------------------------------------------------------------
                    CASH INVESTMENT FUND (continued)
------------------------------------------------------------------------
   15,000,000   Compagnie Bancaire USA Funding Inc.,
                  6.15%, 5/20/98                          $   14,996,784
   15,000,000   CS First Boston, Inc., 5.64% V/R,
                  9/15/00(b)                                  15,000,000
   12,000,000   Ford Motor Credit Co., 7.13%, 12/1/97         12,071,906
   23,000,000   Ford Motor Credit Co., 6.25%, 2/26/98         23,048,554
    7,790,000   Korea Development Bank, 5.00%, 3/2/98          7,726,912
   40,000,000   Morgan Stanley Group, Inc., 5.66% V/R,
                  3/15/01(b)                                  40,000,000
   25,000,000   Morgan Stanley Group, Inc., 5.76% V/R,
                  5/15/01(b)                                  25,000,000
   15,000,000   Restructured Asset Certificates, Series
                  1996 MM-2-2, 5.96% V/R,
                  1/10/00(a)(b)(c)                            15,000,000
   25,000,000   Structured Product Asset Return
                  Certificate Trusts, Series 96-12,
                  5.79% V/R, 10/22/97(a)(c)                   25,000,000
    4,000,000   U.S. Leasing International, Inc., 7.00%,
                  11/1/97                                      4,019,737
                                                          --------------
TOTAL CORPORATE NOTES                                        472,654,194
                                                          --------------
 FLOATING RATE FUNDING AGREEMENTS (3.5%)
   50,000,000   General American Life Insurance, 5.87%
                  V/R, 3/20/30(b)                             50,000,000
   25,000,000   Transamerica Life Insurance, 5.69% V/R,
                  4/3/98                                      25,000,000
                                                          --------------
TOTAL FLOATING RATE FUNDING AGREEMENTS                        75,000,000
                                                          --------------
 MUNICIPAL BONDS & NOTES (1.8%)
    8,300,000   Durham, NC, COP, Series B, 5.64%, V/R,
                  7/1/03(b)                                    8,300,000
    1,090,000   Kalamazoo Funding Corp., Old Kent Bank
                  LOC, 5.71% V/R, 12/1/26(b)                   1,090,000
    2,045,000   Kalamazoo Funding Corp., Old Kent Bank
                  LOC, 5.71% V/R, 12/1/26(b)                   2,045,000

 FACE/SHARE                     SECURITY
   AMOUNT                     DESCRIPTION                     VALUE

------------------------------------------------------------------------
                    CASH INVESTMENT FUND (concluded)
------------------------------------------------------------------------
    2,280,000   Kalamazoo Funding Corp., Old Kent Bank
                  LOC, 5.71% V/R, 12/1/26(b)              $    2,280,000
   18,000,000   New York, NY, Bayerische Landesbank LOC,
                  5.88%, 8/18/97                              18,000,000
    2,500,000   Prince William County, VA, Taxable
                  Notes, Series A, Wachovia Bank of
                  North Carolina LOC, 5.64% V/R,
                  3/1/17(b)                                    2,500,000
    5,200,000   Ridgefield, CT, Bond Anticipation Notes,
                  5.85%, 11/7/97                               5,203,201
                                                          --------------

TOTAL MUNICIPAL BONDS & NOTES                                 39,418,201
                                                          --------------
 TIME DEPOSITS (11.9%)
   71,346,362   Banca Commerciale Italiana Spa Canada,
                  Toronto, 5.66%, 6/2/97                      71,346,362
   39,060,000   Branch Banking & Trust Co., 5.63%,
                  6/2/97                                      39,060,000
   53,300,000   Deutsche Bank, 5.66%, 6/2/97                  53,300,000
   93,275,000   Norddeutsche Landesbank Girozentrale,
                  5.66%, 6/2/97                               93,275,000
                                                          --------------

TOTAL TIME DEPOSITS                                          256,981,362
                                                          --------------
 OTHER INVESTMENTS (1.2%)
   15,000,000   American General Finance Inc., Master
                  Note                                        15,000,000
   10,000,000   General Electric Co., Master Note             10,000,000
                                                          --------------

TOTAL OTHER INVESTMENTS                                       25,000,000
                                                          --------------

TOTAL INVESTMENTS (100.0%)(d)                             $2,153,458,928
                                                          --------------
                                                          --------------
------------------------------------------------------------------------
                          U.S. GOVERNMENT FUND
------------------------------------------------------------------------
 AGENCY NOTES (31.7%)
FEDERAL FARM CREDIT BANK (5.5%)
   20,000,000   5.93%, 7/1/97                             $   19,997,922
   36,000,000   5.62%, 9/3/97                                 35,982,944

                                                                    [LOGO]
See Notes to Schedules of Investments.

 SCHEDULES OF INVESTMENTS (CONTINUED)                               MAY 31, 1997

--------------------------------------------------------------------------------

 FACE/SHARE                     SECURITY
   AMOUNT                     DESCRIPTION                     VALUE
------------------------------------------------------------------------
                    U.S. GOVERNMENT FUND (continued)
------------------------------------------------------------------------
   50,000,000   5.50% V/R, 12/17/97                       $   49,975,861
                                                          --------------

TOTAL FEDERAL FARM CREDIT BANK                               105,956,727
                                                          --------------
FEDERAL HOME LOAN BANK (5.7%)
   10,000,000   5.63%, 12/17/97                               10,000,000
   50,000,000   5.52% V/R, 1/2/98                             49,978,289
   11,500,000   5.73%, 1/27/98                                11,498,111
   25,000,000   5.80%, 1/28/98                                25,000,000
   11,750,000   6.19%, 4/24/98                                11,750,000
                                                          --------------

TOTAL FEDERAL HOME LOAN BANK                                 108,226,400
                                                          --------------
FEDERAL NATIONAL MORTGAGE ASSOCIATION (9.1%)
   35,000,000   9.20%, 6/10/97                                35,031,160
   50,000,000   5.63% V/R, 11/25/97                           49,981,144
   50,000,000   5.57% V/R, 1/15/98                            49,984,729
   33,975,000   5.50%, 2/18/98                                33,890,707
    5,000,000   5.41% V/R, 8/4/97                              4,998,973
                                                          --------------
TOTAL FEDERAL NATIONAL MORTGAGE ASSOCIATION
                                                             173,886,713
                                                          --------------
STUDENT LOAN MARKETING ASSOCIATION (11.4%)
   12,000,000   5.51% V/R, 10/30/97                           12,007,111
   10,150,000   5.82%, 11/7/97                                10,150,000
   15,000,000   5.67%, 12/19/97                               15,000,000
   31,500,000   5.51% V/R, 1/21/98                            31,517,485
   48,250,000   5.46% V/R, 2/17/98                            48,233,068
   25,000,000   5.41% V/R, 4/21/98                            24,996,817
   25,980,000   5.35% V/R, 8/20/98                            25,955,274
   50,000,000   5.41% V/R, 11/6/98                            49,957,196
                                                          --------------

TOTAL STUDENT LOAN MARKETING ASSOCIATION
                                                             217,816,951
                                                          --------------

TOTAL AGENCY NOTES                                           605,886,791
                                                          --------------
 DISCOUNT NOTES (49.6%)
FEDERAL FARM CREDIT BANK (1.3%)
   25,000,000   5.46%, 10/15/97                               24,484,334
                                                          --------------
FEDERAL HOME LOAN BANK (11.1%)
   15,805,000   5.17%, 6/4/97                                 15,798,191
   35,000,000   5.22%, 7/2/97                                 34,842,675

 FACE/SHARE                     SECURITY
   AMOUNT                     DESCRIPTION                     VALUE
------------------------------------------------------------------------
                    U.S. GOVERNMENT FUND (continued)
------------------------------------------------------------------------
   40,000,000   5.30%, 8/11/97                            $   39,581,890
   25,000,000   5.16%, 8/18/97                                24,720,500
   23,245,000   5.55%, 9/29/97                                22,815,356
   11,730,000   5.32%, 10/31/97                               11,466,519
   43,000,000   5.21%, 11/6/97                                42,016,769
   14,000,000   5.59%, 11/13/97                               13,641,310
    7,855,000   5.38%, 11/24/97                                7,648,397
                                                          --------------

TOTAL FEDERAL HOME LOAN BANK                                 212,531,607
                                                          --------------
FEDERAL HOME LOAN MORTGAGE CORPORATION (14.5%)
   19,500,000   5.31%, 6/13/97                                19,465,485
   31,175,000   5.50%, 7/1/97                                 31,032,115
   50,000,000   5.50%, 7/15/97                                49,663,889
  100,000,000   5.51%, 7/17/97                                99,295,945
   19,105,000   5.53%, 8/5/97                                 18,914,371
   12,675,000   5.52%, 8/7/97                                 12,544,786
   35,000,000   5.44%, 8/13/97                                34,613,912
   11,150,000   5.53%, 8/14/97                                11,023,256
                                                          --------------

TOTAL FEDERAL HOME LOAN MORTGAGE CORPORATION
                                                             276,553,759
                                                          --------------
FEDERAL NATIONAL MORTGAGE ASSOCIATION (18.3%)
   71,370,000   5.18%, 6/6/97                                 71,318,412
   50,000,000   5.32%, 6/13/97                                49,912,000
   61,700,000   5.30%, 6/19/97                                61,536,649
   37,730,000   5.23%, 6/25/97                                37,598,448
   10,000,000   5.42%, 7/9/97                                  9,942,789
    7,095,000   5.16%, 8/18/97                                 7,015,678
   82,000,000   5.59%, 10/14/97                               80,276,876
    8,270,000   5.32%, 10/15/97                                8,103,792
   25,000,000   5.50%, 11/26/97                               24,320,140
                                                          --------------

TOTAL FEDERAL NATIONAL MORTGAGE ASSOCIATION
                                                             350,024,784
                                                          --------------
TENNESSEE VALLEY AUTHORITY (4.4%)
   35,000,000   5.39%, 6/20/97                                34,900,435
   50,000,000   5.46%, 6/24/97                                49,825,579
                                                          --------------

TOTAL TENNESSEE VALLEY AUTHORITY                              84,726,014
                                                          --------------

TOTAL DISCOUNT NOTES                                         948,320,498
                                                          --------------

                                                                    [LOGO]
See Notes to Schedules of Investments.

 SCHEDULES OF INVESTMENTS (CONTINUED)                               MAY 31, 1997

--------------------------------------------------------------------------------

 FACE/SHARE                     SECURITY
   AMOUNT                     DESCRIPTION                     VALUE
------------------------------------------------------------------------
                    U.S. GOVERNMENT FUND (concluded)
------------------------------------------------------------------------
 REPURCHASE AGREEMENTS (18.7%)
   29,570,000   BancAmerica, 5.50%, 6/2/97, to be
                  repurchased at $29,583,553.
                  Collateralized by $23,000,000 FHLB
                  Discount Notes, 5.50%, 1997 and
                  $7,530,000 UST Notes, 5.88%, 1998       $   29,570,000
  179,616,212   BancAmerica, 5.57%, 6/2/97, to be
                  repurchased at $179,699,584.
                  Collateralized by $37,000,000 Farm
                  Credit Discount Notes, 5.57%, 1997 to
                  1998; $11,000,000 FHLB Discount Notes,
                  5.88%, 1998; $63,000,000 FHLMC
                  Discount Notes, 5.57%, 1997;
                  $33,755,000 FNMA Discount Notes,
                  5.57%, 1997; $50,000,000 TVA Discount
                  Notes, 5.57%, 1997                         179,616,212
  150,000,000   Bear, Stearns & Co., Inc., 5.55% V/R,
                  6/2/97, available on demand at
                  $150,000,000 plus accrued interest.
                  Collateralized by $211,105,000 UST
                  Strip Notes, 6.16% to 6.72%, 1999 to
                  2004                                       150,000,000
                                                          --------------
TOTAL REPURCHASE AGREEMENTS                                  359,186,212
                                                          --------------

TOTAL INVESTMENTS (100.0%)(d)                             $1,913,393,501
                                                          --------------
                                                          --------------
------------------------------------------------------------------------
                             TREASURY FUND
------------------------------------------------------------------------
 U.S. TREASURY BILLS (A)(66.0%)
  100,000,000   4.99% to 5.10%, 6/5/97                    $   99,944,055
  115,000,000   4.95% to 5.15%, 6/19/97                      114,707,875
   50,000,000   5.00%, 7/3/97                                 49,778,000
   17,000,000   5.10%, 7/10/97                                16,906,075
  120,430,000   5.03% to 5.20%, 7/24/97                      119,524,441
  163,945,000   5.10% to 5.30%, 8/21/97                      162,021,221
                                                          --------------

TOTAL U.S. TREASURY BILLS                                    562,881,667
                                                          --------------

 FACE/SHARE                     SECURITY
   AMOUNT                     DESCRIPTION                     VALUE
------------------------------------------------------------------------
                       TREASURY FUND (concluded)
------------------------------------------------------------------------
 U.S. TREASURY NOTES (34.0%)
   75,000,000   6.75%, 6/2/97                             $   75,001,616
   75,000,000   8.50%, 7/15/97                                75,270,545
   50,000,000   5.88%, 7/31/97                                50,036,830
   30,000,000   5.75%, 9/30/97                                30,022,442
   25,000,000   5.75%, 10/31/97                               25,008,434
   35,000,000   5.38%, 11/30/97                               34,952,050
                                                          --------------

TOTAL U.S. TREASURY NOTES                                    290,291,917
                                                          --------------

TOTAL INVESTMENTS (100.0%)(d)                             $  853,173,584
                                                          --------------
                                                          --------------
(A) Annualized yields at time of purchase.
------------------------------------------------------------------------
                       READY CASH INVESTMENT FUND
------------------------------------------------------------------------
 AGENCY NOTES (1.5%)
   30,000,000   FFCB, 5.93%, 7/1/97                       $   29,996,883
                                                          --------------
 ASSET BACKED SECURITIES (2.1%)
    5,458,107   Capital Equipment Receivables Trust
                  1996-1, Receivable Backed Notes, Class
                  A-1, 5.60%, 10/15/97(a)                      5,458,107
   34,839,382   WFP Tower B Finance Corp., Short-Term
                  STEERS Trust, Series 1996 A, 5.72%
                  V/R, 12/8/97(a)(c)                          34,835,907
                                                          --------------

TOTAL ASSET BACKED SECURITIES                                 40,294,014
                                                          --------------
 BANK NOTES (7.0%)
   20,000,000   Bank of Hawaii, 5.63%, 11/7/97                19,998,520
   15,000,000   FCC National Bank, 5.73%, 8/21/97             14,997,451
   50,000,000   National Australia Bank Ltd., 5.80%,
                  10/3/97                                     50,004,717
   25,000,000   PNC Bank, N.A., Pittsburgh, 5.59% V/R,
                  7/2/97                                      24,998,079
   25,000,000   Shizuoka Bank Ltd., 5.73% V/R, 8/25/97        25,000,000
                                                          --------------

TOTAL BANK NOTES                                             134,998,767
                                                          --------------

                                                                    [LOGO]
See Notes to Schedules of Investments.

 SCHEDULES OF INVESTMENTS (CONTINUED)                               MAY 31, 1997

--------------------------------------------------------------------------------

 FACE/SHARE                     SECURITY
   AMOUNT                     DESCRIPTION                     VALUE
------------------------------------------------------------------------
                 READY CASH INVESTMENT FUND (continued)
------------------------------------------------------------------------
 CERTIFICATES OF DEPOSIT (6.1%)
   13,000,000   Bayerische Hypotheken-und Wechsel Bank
                  AG, London Branch, 5.96%, 8/6/97        $   13,003,390
   25,000,000   Bayerische Vereinsbank, AG, New York
                  Branch, 5.54%, 7/10/97                      25,000,527
   10,000,000   Deutsche Bank, 5.91%, 6/10/97                  9,999,974
   10,000,000   Deutsche Bank, 6.17%, 5/22/98                  9,997,220
   10,400,000   Societe Generale, 6.03%, 7/21/97              10,402,372
   15,000,000   Societe Generale, 6.10%, 3/25/98              14,996,507
   25,000,000   Societe Generale, 6.19%, 5/11/98              24,995,507
   10,000,000   Westpac Banking Corp., 5.80%, 8/25/97          9,999,470
                                                          --------------

TOTAL CERTIFICATES OF DEPOSIT                                118,394,967
                                                          --------------
 COMMERCIAL PAPER (49.2%)
   19,850,000   ABN Amro Bank, North America Finance,
                  Inc., 5.47%, 12/5/97                        19,285,991
   45,000,000   Abbey National Treasury Services, 5.36%,
                  7/9/97                                      44,745,400
   50,000,000   Anchor Funding Corp., 5.66%, 6/20/97(a)       49,850,639
   13,650,000   Asset Backed Capital Finance Inc.,
                  5.43%, 6/9/97(a)                            13,633,529
   10,000,000   Asset Backed Capital Finance Inc.,
                  5.43%, 8/1/97(a)                             9,907,992
   22,900,000   Asset Backed Capital Finance Inc.,
                  5.58%, 9/22/97(a)                           22,498,907
   10,000,000   Banner Receivables Corp., 5.69%,
                  7/14/97(a)                                   9,932,036
   17,870,000   Banner Receivables Corp., 5.75%,
                  8/1/97(a)                                   17,695,892
   20,850,000   Broadway Capital Corp., 5.47%,
                  6/30/97(a)                                  20,843,664
   50,000,000   Broadway Capital Corp., 5.70%,
                  8/11/97(a)                                  49,437,917
   13,000,000   Caisse D'Amortissement de la Dette
                  Sociale, 5.44%, 10/10/97                    12,742,658

 FACE/SHARE                     SECURITY
   AMOUNT                     DESCRIPTION                     VALUE
------------------------------------------------------------------------
                 READY CASH INVESTMENT FUND (continued)
------------------------------------------------------------------------
   15,000,000   Compagnie Bancaire USA Funding Inc.,
                  5.51%, 6/17/97                          $   14,963,267
    6,500,000   Compagnie Bancaire USA Funding Inc.,
                  5.34%, 7/30/97                               6,443,115
   47,475,000   Compagnie Bancaire USA Funding Inc.,
                  5.50%, 8/18/97                              46,909,257
   10,300,000   Cooperative Association of Tractor
                  Dealers, 5.42%, 7/22/97                     10,220,913
   20,000,000   Corporate Asset Securitization Australia
                  Ltd., Inc., 5.70%, 8/7/97(a)                19,787,834
   15,000,000   Creative Capital Corp., 5.50%, 6/2/97(a)      14,997,708
   28,000,000   Dairy Investments Ltd., 5.71%, 8/18/97        27,653,593
   25,000,000   Goldman Sachs Group L.P., 5.40%,
                  10/10/97                                    24,508,750
   20,290,000   Gotham Funding Corp., 5.75%, 7/15/97(a)       20,147,407
   32,400,000   Industrial Funding Corp., 5.75%, 7/9/97       32,203,350
   13,546,000   International Securitization Corp.,
                  5.45%, 7/15/97                              13,455,769
   14,948,000   International Securitization Corp.,
                  5.45%, 7/29/97                              14,816,748
   14,296,000   International Securitization Corp.,
                  5.45%, 8/18/97                              14,127,189
    7,696,000   International Securitization Corp.,
                  5.45%, 8/20/97                               7,602,794
   35,077,000   Jet Funding Corp., 5.75%, 7/31/97             34,740,846
   15,565,000   Madison Funding Corp., 5.72%, 8/11/97         15,389,410
   75,000,000   Merrill Lynch & Co., Inc., 5.42%,
                  9/22/97                                     73,724,042
    6,300,000   Oak Funding Corp., 5.67%, 6/3/97               6,298,016
   40,000,000   Sigma Finance Inc., 5.40%, 7/15/97            39,736,000
   43,349,000   Strait Capital Corp., 5.75%, 7/31/97          42,933,573

                                                                    [LOGO]
See Notes to Schedules of Investments.

 SCHEDULES OF INVESTMENTS (CONTINUED)                               MAY 31, 1997

--------------------------------------------------------------------------------

 FACE/SHARE                     SECURITY
   AMOUNT                     DESCRIPTION                     VALUE
------------------------------------------------------------------------
                 READY CASH INVESTMENT FUND (continued)
------------------------------------------------------------------------
   14,412,000   Thames Asset Global Securitization,
                  Inc., 5.72%, 8/13/97                    $   14,244,837
   28,800,000   Toshiba Capital (Asia) Ltd., 5.71%,
                  7/22/97                                     28,567,032
   25,350,000   Tri-Lateral Capital, Inc., 5.50%,
                  6/2/97(a)                                   25,346,127
   12,575,000   Tri-Lateral Capital, Inc., 5.50%,
                  6/11/97(a)                                  12,555,788
   10,100,000   Tri-Lateral Capital, Inc., 5.75%,
                  7/24/97(a)                                  10,014,501
    9,000,000   Tri-Lateral Capital, Inc., 5.75%,
                  8/14/97(a)                                   8,893,625
   15,000,000   Tri-Lateral Capital, Inc., 5.74%,
                  8/29/97(a)                                  14,787,142
   10,000,000   Westpac Banking Corp., 5.36%, 7/9/97           9,943,423
   25,852,000   Working Capital Management Co., L.P.,
                  5.70%, 6/17/97                              25,786,508
   25,000,000   Working Capital Management Co., L.P.,
                  5.68%, 6/24/97                              24,909,278
   25,000,000   Yamaha Motor Owners Trust, 5.70%,
                  6/16/97(a)                                  24,940,625
                                                          --------------

TOTAL COMMERCIAL PAPER                                       951,223,092
                                                          --------------
 CORPORATE NOTES (17.8%)
   15,000,000   Asset Backed Trust 1995 Series A-1,
                  5.63% V/R, 12/10/97(a)(c)                   15,000,000
   22,000,000   Asset Backed Trust 1995 Series A-3,
                  5.89% V/R, 4/15/98(a)(c)                    22,000,000
   15,000,000   Asset Bank Trust 1996 Series A-4, 5.70%
                  V/R, 1/15/98(a)(c)                          15,000,000
   30,000,000   Asset Backed Trust 1996 Series A-5,
                  5.74% V/R, 3/16/98(a)(c)                    30,000,000
   15,000,000   Asset Backed Trust 1996 Series M, 5.69%
                  V/R, 10/15/97(a)(c)                         15,000,000
   25,000,000   Bear Stearns Cos., Inc., 5.72% V/R,
                  10/22/97                                    25,000,000

 FACE/SHARE                     SECURITY
   AMOUNT                     DESCRIPTION                     VALUE
------------------------------------------------------------------------
                 READY CASH INVESTMENT FUND (continued)
------------------------------------------------------------------------
   25,000,000   Bear Stearns Cos., Inc., 5.84% V/R,
                  3/15/01(b)                              $   25,000,000
   10,000,000   Beta Finance Inc., 5.79%, 8/13/97(a)          10,003,384
   15,000,000   Beta Finance Inc., 5.80%, 1/12/98(a)          15,000,000
   22,000,000   Beta Finance Inc., 5.83%, 1/30/98(a)          22,019,736
   10,000,000   CC (USA) Inc., 5.80%, 1/13/98(a)              10,000,000
   10,000,000   Centauri Corp., 6.17%, 6/3/98                 10,000,000
   10,000,000   Compagnie Bancaire USA Funding Inc.,
                  6.15%, 5/20/98                               9,997,857
   10,000,000   CS First Boston, Inc., 5.64% V/R,
                  9/15/00(b)                                  10,000,000
   30,000,000   Morgan Stanley Group, Inc., 5.66% V/R,
                  3/15/01(b)                                  30,000,000
   25,000,000   Morgan Stanley Group, Inc., 5.76% V/R,
                  5/15/01(b)                                  25,000,000
   10,000,000   National Rural Utilities Corp., 8.50%,
                  2/15/98                                     10,153,087
    5,000,000   Northern Indiana Public Service, 5.83%,
                  4/6/98                                       4,983,715
   15,000,000   Restructured Asset Certificates, Series
                  1996 MM-2-2, 5.96% V/R,
                  1/10/00(a)(b)(c)                            15,000,000
   25,000,000   Structured Product Asset Return
                  Certificate Trusts, Series 96-12,
                  5.79% V/R, 10/22/97(a)(c)                   25,000,000
                                                          --------------

TOTAL CORPORATE NOTES                                        344,157,779
                                                          --------------
 FLOATING RATE FUNDING AGREEMENTS (3.9%)
   50,000,000   General American Life Insurance, 5.87%
                  V/R, 3/20/30(b)                             50,000,000
   25,000,000   Transamerica Life Insurance, 5.69% V/R,
                  4/3/98                                      25,000,000
                                                          --------------

TOTAL FLOATING RATE FUNDING AGREEMENTS                        75,000,000
                                                          --------------

                                                                    [LOGO]
See Notes to Schedules of Investments.

 SCHEDULES OF INVESTMENTS                                           MAY 31, 1997

--------------------------------------------------------------------------------

 FACE/SHARE                     SECURITY
   AMOUNT                     DESCRIPTION                     VALUE
------------------------------------------------------------------------
                 READY CASH INVESTMENT FUND (concluded)
------------------------------------------------------------------------
 MUNICIPAL BONDS & NOTES (1.2%)
    1,180,000   Kalamazoo Funding Corp., Old Kent Bank
                  LOC, 5.71% V/R, 12/1/26(b)              $    1,180,000
    1,180,000   Kalamazoo Funding Corp., Old Kent Bank
                  LOC, 5.71% V/R, 12/1/26(b)                   1,180,000
    2,790,000   Kalamazoo Funding Corp., Old Kent Bank
                  LOC, 5.71% V/R, 12/1/26(b)                   2,790,000
   18,000,000   New York, NY, Bayerische Landesbank LOC,
                  5.88%, 8/18/97                              18,000,000
                                                          --------------

TOTAL MUNICIPAL BONDS & NOTES                                 23,150,000
                                                          --------------
 TIME DEPOSITS (9.9%)
   57,508,347   Banca Commerciale Italiana Spa Canada,
                  Toronto, 5.66%, 6/2/97                      57,508,347
   31,500,000   Branch Banking & Trust Co., 5.63%,
                  6/2/97                                      31,500,000
   37,300,000   Deutsche Bank, 5.66%, 6/2/97                  37,300,000
   65,275,000   Norddeutsche Landesbank Girozentrale,
                  5.66%, 6/2/97                               65,275,000
                                                          --------------

TOTAL TIME DEPOSITS                                          191,583,347
                                                          --------------
 OTHER INVESTMENTS (1.3%)
   15,000,000   American General Finance Inc., Master
                  Note                                        15,000,000
   10,000,000   General Electric Co., Master Note             10,000,000
                                                          --------------
TOTAL OTHER INVESTMENTS                                       25,000,000
                                                          --------------
TOTAL INVESTMENTS (100.0%)(d)                             $1,933,798,849
                                                          --------------
                                                          --------------
------------------------------------------------------------------------
                      MUNICIPAL MONEY MARKET FUND
------------------------------------------------------------------------
 ALASKA (1.7%)
    9,600,000   Alaska State Department Administration,
                  COP, CAPMAC insured, 4.15% V/R,
                  9/1/06(b)                               $    9,600,000

 FACE/SHARE                     SECURITY
   AMOUNT                     DESCRIPTION                     VALUE
------------------------------------------------------------------------
                MUNICIPAL MONEY MARKET FUND (continued)
------------------------------------------------------------------------
    2,110,000   Alaska State Housing Finance Corp.,
                  Housing RV, Series A, MBIA insured,
                  3.75%, 6/1/97                           $    2,110,000
                                                          --------------

TOTAL ALASKA                                                  11,710,000
                                                          --------------
 ARIZONA (2.1%)
   10,000,000   Apache County, AZ, IDA, Power RV,
                  Bankers Trust Co. LOC, 3.95% V/R,
                  12/15/18(b)                                 10,000,000
    4,400,000   Chandler, AZ, IDA RV, Parsons Municipal
                  Services, Inc., National Westminster
                  Bank, USA LOC,
                  3.85% V/R, 12/15/09(b)                       4,400,000
                                                          --------------

TOTAL ARIZONA                                                 14,400,000
                                                          --------------
 ARKANSAS (0.9%)
    2,500,000   Arkansas State Development Finance
                  Authority, SFM RV, Mortgage Backed
                  Securities, Series G, 3.70%, 7/1/17,
                  mandatory put 11/5/97 @ 100                  2,500,000
    1,000,000   Little Rock, AR, IDA RV, GTD by CPC
                  International, 5.44% V/R, 12/1/03(b)         1,000,000
    2,370,000   Little Rock, AR, SD Tax & Revenue
                  Anticipation Promissory Notes, 4.25%,
                  12/30/97                                     2,375,255
                                                          --------------

TOTAL ARKANSAS                                                 5,875,255
                                                          --------------
 CALIFORNIA (2.0%)
    3,000,000   California School Cash Reserve Program
                  Authority, Educational Facilities
                  Revenue Notes, Series A, MBIA insured,
                  4.75%, 7/2/97                                3,002,207

                                                                    [LOGO]
See Notes to Schedules of Investments.

 SCHEDULES OF INVESTMENTS (CONTINUED)                               MAY 31, 1997

--------------------------------------------------------------------------------

 FACE/SHARE                     SECURITY
   AMOUNT                     DESCRIPTION                     VALUE
------------------------------------------------------------------------
                MUNICIPAL MONEY MARKET FUND (continued)
------------------------------------------------------------------------
    2,500,000   California Statewide Communities, MFHR
                  Bonds, Whispering Winds Apartment,
                  Series A, GTD by Continental Casualty,
                  4.05% V/R, 12/1/22(b)                   $    2,500,000
    3,000,000   Cotati-Rohnert Park, CA, Unified SD,
                  Educational Facilities Revenue Notes,
                  4.50%, 8/13/97                               3,002,880
      855,000   Exeter, CA, Union Elementary SD,
                  Educational Facilities RV, 4.00%,
                  11/25/97                                       855,998
    3,200,000   Kern, CA, Community College, Educational
                  Facilities RV, Union Bank of
                  California LOC, 4.50% V/R, 1/1/25(b)         3,200,000
    1,000,000   Los Angeles, CA, Unified SD, GO Bonds,
                  TRANS, Series B, 4.50%, 9/30/97              1,003,063
                                                          --------------
TOTAL CALIFORNIA                                              13,564,148
                                                          --------------
 COLORADO (3.5%)
    3,250,000   Arapahoe County, CO, SD #5, Cherry
                  Creek, GO Bonds, 0.00% (3.70%
                  effective yield), 12/15/97                   3,186,848
    1,500,000   Arapahoe County, CO, SD #5, Cherry
                  Creek, GO Bonds, Series A, 4.50%,
                  12/15/97                                     1,506,643
    9,700,000   Colorado Health Facilities Authority RV,
                  Sisters of Charity Health,
                  3.85% V/R, 5/15/25(b)                        9,700,000
    2,800,000   Colorado Health Facilities Authority RV,
                  Valley View Hospital Association
                  Project, Fuji Bank Ltd. LOC, 4.55%
                  V/R, 10/1/12(b)                              2,800,000

 FACE/SHARE                     SECURITY
   AMOUNT                     DESCRIPTION                     VALUE
------------------------------------------------------------------------
                MUNICIPAL MONEY MARKET FUND (continued)
------------------------------------------------------------------------
    3,000,000   Colorado HFA, MFHR Bonds, St. Moritz,
                  Series H, COLL by FNMA, 3.95% V/R,
                  10/15/16(b)                             $    3,000,000
    1,700,000   Moffat County, CO, PCR Bonds, AMBAC
                  insured, 4.05% V/R, 7/1/10(b)                1,700,000
    1,930,000   Parkview Metropolitan District, CO,
                  Arapahoe County, GO Bonds, 4.20% V/R,
                  12/1/12(b)                                   1,930,000
                                                          --------------

TOTAL COLORADO                                                23,823,491
                                                          --------------
 CONNECTICUT (0.4%)
    3,000,000   Connecticut State Development Authority,
                  IDA RV, GTD by General Accident
                  Insurance, 3.64%, 12/1/13(b)                 3,000,000
                                                          --------------
 FLORIDA (6.4%)
    5,770,000   Dade County, FL, HFA, MFHR Bonds, Cutler
                  Club Apartment Project, Series J, GTD
                  by John Hancock Insurance, 4.15% V/R,
                  2/1/05(b)                                    5,770,000
    2,000,000   Dade County, FL, IDA RV, GTD by ADP,
                  Inc., 4.30% V/R, 11/15/17(b)                 2,000,000
    5,545,000   Dade County, FL, MFHR Bonds, La Hacienda
                  Apartments, GTD by John Hancock
                  Insurance, Series I, 4.15% V/R,
                  2/1/05(b)                                    5,545,000
    3,700,000   Dade County, FL, MFHR Bonds, Mayan Tower
                  & Villa, Series M, GTD by John Hancock
                  Insurance, 4.15% V/R, 12/1/29(b)             3,700,000
    6,870,000   Florida HFA, MFHR Bonds, Buena Vista
                  Project, GTD by New England Mutual
                  Life, 4.05% V/R, 11/1/07(b)                  6,870,000

                                                                    [LOGO]
See Notes to Schedules of Investments.

 SCHEDULES OF INVESTMENTS (CONTINUED)                               MAY 31, 1997

--------------------------------------------------------------------------------

 FACE/SHARE                     SECURITY
   AMOUNT                     DESCRIPTION                     VALUE
------------------------------------------------------------------------
                MUNICIPAL MONEY MARKET FUND (continued)
------------------------------------------------------------------------
    8,120,000   Florida HFA, MFHR Bonds, Country Club
                  Project, Bankers Trust LOC, 4.15% V/R,
                  12/1/07(b)                              $    8,120,000
    1,200,000   Florida HFA, MFHR Bonds, Series A, Wells
                  Fargo Bank LOC, 3.90% V/R, 4/1/07(b)         1,200,000
    1,710,000   Florida HFA, MFHR Bonds, South Trust
                  Alabama LOC, 4.15% V/R, 6/1/07(b)            1,710,000
    1,600,000   Hillsborough County, FL, IDA, Port
                  Facilities RV, Seaboard System
                  Railroad, Inc. Project, National Bank
                  Detroit LOC, 3.85% V/R, 10/15/99(b)          1,600,000
      250,000   Homestead, FL, Special Insurance
                  Assessment RV, Unrefunded Balance,
                  MBIA insured, 4.40%, 9/1/97                    250,518
    1,050,000   Orange County, FL, HFA, Multi-Family GTD
                  Mortgage Revenue Refunding Bonds,
                  Sundown Association II, Series B,
                  Fleet Bank LOC,
                  4.05% V/R, 6/1/04(b)                         1,050,000
    6,200,000   Sarasota County, FL, Health Facilities
                  Authority Revenue Bonds, Bay Village
                  Project, Barnett Bank LOC, 3.90% V/R,
                  12/1/19(b)                                   6,200,000
                                                          --------------

TOTAL FLORIDA                                                 44,015,518
                                                          --------------
 GEORGIA (1.6%)
    1,100,000   Clayton County, GA, MFHR Bonds,
                  Hungtington Woods, Series A, FSA
                  insured, 4.00% V/R, 1/1/21(b)                1,100,000

 FACE/SHARE                     SECURITY
   AMOUNT                     DESCRIPTION                     VALUE
------------------------------------------------------------------------
                MUNICIPAL MONEY MARKET FUND (continued)
------------------------------------------------------------------------
    1,175,000   Clayton County, GA, MFHR Bonds, Villa
                  Rouge Apartments, Series C, FSA
                  insured, 4.00% V/R, 1/1/21(b)           $    1,175,000
    2,595,000   Fulton County, GA, IDA RV, GTD by ADP,
                  Inc., 3.85% V/R, 9/1/12(b)                   2,595,000
    6,000,000   Marietta, GA, MFHR Bonds, Falls at Bells
                  Ferry, Guardian Savings & Loan LOC,
                  3.65%, 1/15/09,(b) optional put
                  1/15/98 @ 100                                6,000,000
                                                          --------------

TOTAL GEORGIA                                                 10,870,000
                                                          --------------
 HAWAII (4.5%)
    7,700,000   Hawaii State Department of Budget &
                  Finance, Special Purpose Mortgage RV,
                  G.N. Wilcox Memorial Hospital Project,
                  Fuji Bank Ltd., NY LOC, 4.65% V/R,
                  7/1/18(b)                                    7,700,000
    6,350,000   Hawaii State Department of Budget &
                  Finance, Special Purpose Mortgage RV,
                  Kuakini Medical Center Project, Bank
                  of Hawaii LOC, 3.80% V/R, 7/1/04(b)          6,350,000
    1,340,000   Hawaii State Department of Budget &
                  Finance, Special Purpose Mortgage RV,
                  Queens Medical Center Project, FGIC
                  insured, 6.70%, 7/1/97                       1,343,414
    8,300,000   Hawaii State Housing Finance &
                  Development Corp., MFHR Bonds,
                  Industrial Bank of Japan LOC, 4.05%
                  V/R, 7/1/25(b)                               8,300,000
    5,300,000   Hawaii State Housing Finance &
                  Development Corp., MFHR Bonds, Series
                  A, Industrial Bank of Japan LOC, 4.05%
                  V/R, 7/1/25(b)                               5,300,000

                                                                    [LOGO]
See Notes to Schedules of Investments.

 SCHEDULES OF INVESTMENTS (CONTINUED)                               MAY 31, 1997

--------------------------------------------------------------------------------

 FACE/SHARE                     SECURITY
   AMOUNT                     DESCRIPTION                     VALUE
------------------------------------------------------------------------
                MUNICIPAL MONEY MARKET FUND (continued)
------------------------------------------------------------------------
    2,000,000   Honolulu, HI, City & County, GO Bonds,
                  Series B, 4.20%, 10/1/97                $    2,003,753
                                                          --------------

TOTAL HAWAII                                                  30,997,167
                                                          --------------
 IDAHO (0.7%)
    4,500,000   Twin Falls, ID, IDA RV, Longview Fibre
                  Co. Project, Sumitomo Bank LOC, 4.20%
                  V/R, 12/1/15(b)                              4,500,000
                                                          --------------
 ILLINOIS (13.7%)
    1,000,000   Bedford Park, IL, IDA RV, GTD by CPC
                  International, 5.44% V/R, 11/1/08(b)         1,000,000
    2,500,000   Chicago, IL, GO Bonds, Series B, COLL by
                  USG, 9.25%, 1/1/13(b), P/R 7/1/97 @
                  102                                          2,561,268
    3,885,000   Cook County, IL, Municipal Trust
                  Receipts, Series SG-7, MBIA insured,
                  4.10% V/R, 11/15/23(b)                       3,885,000
    1,000,000   Illinois Development Finance Authority
                  RV, GTD by CPC International, 5.44%
                  V/R, 9/1/97                                  1,000,000
    6,000,000   Illinois Development Finance Authority
                  RV, MFHR Bonds, Garden Glen
                  Apartments, GTD by Continental
                  Casualty Co., 4.20% V/R, 12/1/13(b)          6,000,000
      915,000   Illinois Development Finance Authority
                  RV, North Wacker Drive, 4.15% V/R,
                  12/1/15(b)                                     915,000
    5,000,000   Illinois Development Finance Authority
                  RV, Supervalu, Inc. Project, Wachovia
                  Corp. LOC, 3.95% V/R, 2/1/01(b)              5,000,000

 FACE/SHARE                     SECURITY
   AMOUNT                     DESCRIPTION                     VALUE
------------------------------------------------------------------------
                MUNICIPAL MONEY MARKET FUND (continued)
------------------------------------------------------------------------
    1,350,000   Illinois Educational Facilities
                  Authority RV, Cultural Pool, First
                  National Bank of Chicago LOC,
                  3.95% V/R, 12/1/25(b)                   $    1,350,000
    2,100,000   Illinois Health Facilities Authority RV,
                  Condell Memorial Hospital, Bank of
                  Tokyo LOC, 4.20% V/R, 11/1/05(b)             2,100,000
    5,000,000   Illinois Health Facilities Authority RV,
                  Evanston Hospital Corp., 3.95% V/R,
                  8/15/30(b), mandatory put 8/15/97 @
                  100                                          5,000,000
    5,000,000   Illinois Health Facilities Authority RV,
                  Evanston Hospital Corp., Series A,
                  3.85% V/R, 3/15/25(b), mandatory put
                  10/15/97 @ 100                               5,000,000
   12,000,000   Illinois Health Facilities Authority RV,
                  Evanston Hospital Corp., Series B,
                  3.75%, 8/15/15(b), mandatory put
                  1/15/98 @ 100                               12,000,000
   11,400,000   Illinois Health Facilities Authority RV,
                  Memorial Medical Center, Series C,
                  Kredietbank N.V. LOC, 3.95% V/R,
                  1/1/16(b)                                   11,400,000
   11,600,000   Illinois Health Facilities Authority RV,
                  Northwestern Memorial Hospital, 4.00%
                  V/R, 8/15/25(b)                             11,600,000
    1,350,000   Kane Cook & Du Page Counties, IL, GO
                  Bonds, SD #46, Elgin, FGIC insured,
                  9.00%, 1/1/98                                1,391,201
    1,000,000   Lake County, IL, Forest Preservation
                  District, GO Bonds, 6.90%, 2/1/02(b),
                  P/R 2/1/98 @ 102                             1,039,904

                                                                    [LOGO]
See Notes to Schedules of Investments.

 SCHEDULES OF INVESTMENTS (CONTINUED)                               MAY 31, 1997

--------------------------------------------------------------------------------

 FACE/SHARE                     SECURITY
   AMOUNT                     DESCRIPTION                     VALUE
------------------------------------------------------------------------
                MUNICIPAL MONEY MARKET FUND (continued)
------------------------------------------------------------------------
    6,800,000   Lombard, IL, IDA RV, 2500 Highland
                  Avenue, Mid-America Federal Savings &
                  Loan LOC, 4.35% V/R, 12/1/06(b)         $    6,800,000
   10,000,000   Lombard, IL, MFHR Bonds, Clover Creek
                  Apartments, remarketed 12/15/96,
                  Continental Casualty Surety Bond LOC,
                  3.80%, 12/15/06(b), mandatory put
                  12/15/97 @ 100                              10,000,000
    2,000,000   South Barrington, IL, GO Bonds, Cook
                  County, Harris Trust & Savings Bank
                  LOC, 3.90% V/R, 12/1/15(b)                   2,000,000
    4,100,000   Springfield, IL, Transportation RV, GTD
                  by Allied Signal, 4.15% V/R,
                  10/15/16(b)                                  4,100,000
                                                          --------------
TOTAL ILLINOIS                                                94,142,373
                                                          --------------
 INDIANA (0.1%)
    1,000,000   Gary, IN, Enviromental Improvement
                  Revenue, PCR Bonds, U.S. Steel Group
                  Project, Bank of Nova Scotia LOC,
                  3.85% V/R, 7/15/02(b)                        1,000,000
                                                          --------------
 IOWA (6.2%)
    3,800,000   Algona, IA, IDA RV, George A. Hormel &
                  Co. Project, Sumitomo Bank Ltd. LOC,
                  4.15% V/R, 5/1/05(b)                         3,800,000
    4,600,000   Des Moines, IA, IDA RV, Grand Office
                  Park, GTD by Principal Mutual Life,
                  4.05% V/R, 4/1/15(b)                         4,600,000
    4,500,000   Iowa School Corp., Educational
                  Facilities RV, Warrants Certificates,
                  Series A, 4.75%, 6/27/97                     4,502,465

 FACE/SHARE                     SECURITY
   AMOUNT                     DESCRIPTION                     VALUE
------------------------------------------------------------------------
                MUNICIPAL MONEY MARKET FUND (continued)
------------------------------------------------------------------------
   15,000,000   Iowa School Corp., Educational
                  Facilities RV, Warrants Certificates,
                  Series B, 4.25%, 1/30/98                $   15,054,124
    4,000,000   Urbandale, IA, IDA RV, Aurora Business
                  Park Association Project, GTD by
                  Principal Mutual Life Insurance, 4.05%
                  V/R, 10/1/15(b)                              4,000,000
    6,000,000   Urbandale, IA, IDA RV, Interstate Acres
                  L.P. Project, GTD by Principal Mutual
                  Life Insurance, 4.15% V/R, 12/1/14(b)        6,000,000
    4,605,000   Urbandale, IA, IDA RV, Meredith Drive
                  Association Project, GTD by Principal
                  Mutual Life Insurance, 4.05% V/R,
                  11/1/15(b)                                   4,605,000
                                                          --------------

TOTAL IOWA                                                    42,561,589
                                                          --------------
 KANSAS (0.8%)
    2,160,000   Olathe, KS, GO Bonds, Series A, 4.00%,
                  6/1/97                                       2,160,011
    2,230,000   Overland Park, KS, GO Bonds, Series A,
                  3.80%, 4/1/98                                2,231,006
    1,200,000   Prairie Village, KS, MFHR Bonds, J.C.
                  Nichols Co. Project, GTD by Principal
                  Mutual Life Insurance, 4.05% V/R,
                  12/1/15(b)                                   1,200,000
                                                          --------------

TOTAL KANSAS                                                   5,591,017
                                                          --------------
 KENTUCKY (0.0%)
      300,000   Kentucky State Turnpike Authority,
                  Resource Recovery Revenue, 13.13%,
                  7/1/09(b), P/R 7/1/97 @ 100                    302,247
                                                          --------------

                                                                    [LOGO]
See Notes to Schedules of Investments.

 SCHEDULES OF INVESTMENTS (CONTINUED)                               MAY 31, 1997

--------------------------------------------------------------------------------

 FACE/SHARE                     SECURITY
   AMOUNT                     DESCRIPTION                     VALUE
------------------------------------------------------------------------
                MUNICIPAL MONEY MARKET FUND (continued)
------------------------------------------------------------------------
 LOUISIANA (1.9%)
    4,615,000   Louisiana PFA, Hospital Equipment
                  Revenue Refunding Bonds, Series A,
                  Sumitomo Bank Ltd. LOC, 4.30% V/R,
                  12/1/05(b)                              $    4,615,000
    1,000,000   Louisiana State, GO Bonds, Series A,
                  AMBAC insured, COLL by USG, 7.00%,
                  8/1/02(b), P/R 8/1/97 @ 102                  1,025,153
    1,000,000   Louisiana State, GO Bonds, Series A,
                  COLL by USG, 7.00%, 8/1/02(b), P/R
                  8/1/97 @ 102                                 1,025,477
    3,400,000   Plaquemines, LA, Port Harbor & Term
                  District Port Facilities Revenue,
                  Morgan Guaranty LOC, 3.75%, 3/15/06          3,400,000
    2,500,000   Plaquemines, LA, Port Harbor & Term
                  District Port Facilities Revenue, GTD
                  by Chevron Pipe Line Co., 3.85%,
                  9/1/08                                       2,500,000
                                                          --------------

TOTAL LOUISIANA                                               12,565,630
                                                          --------------
 MARYLAND (4.3%)
    7,500,000   Baltimore, MD, IDA RV, Dai-Ichi Kangyo
                  Ltd. LOC, 4.05% V/R, 8/1/16(b)               7,500,000
    7,000,000   Howard County, MD, MFHR Bonds, Sherwood
                  Crossing Ltd. Project, Guardian
                  Savings & Loan LOC, 3.75% V/R,
                  6/1/08(b), mandatory put 6/1/98 @ 100        7,000,000
    4,740,000   Maryland State Community Development
                  Administration, SFM RV, 3.80% V/R,
                  4/1/17(b), optional put 10/1/97 @ 100        4,740,000
    1,000,000   Maryland State DOT, RV, 6.30%, 11/1/97         1,010,793

 FACE/SHARE                     SECURITY
   AMOUNT                     DESCRIPTION                     VALUE
------------------------------------------------------------------------
                MUNICIPAL MONEY MARKET FUND (continued)
------------------------------------------------------------------------
    2,500,000   Maryland State, Industrial Authority
                  Economic Development RV, Johnson
                  Controls, Inc., 4.10% V/R, 12/1/03(b)   $    2,500,000
    6,900,000   Montgomery County, MD, Housing
                  Opportunities Commission, MFHR Bonds,
                  Issue I, GTD by Commonwealth Life,
                  4.10% V/R, 11/1/20(b)                        6,900,000
                                                          --------------

TOTAL MARYLAND                                                29,650,793
                                                          --------------
 MASSACHUSETTS (0.5%)
    1,000,000   Boston, MA, GO Bonds, Series A, AMBAC
                  insured, 6.75%, 2/1/98                       1,018,799
    2,500,000   Massachusetts State, GO Bonds, Series A,
                  4.25%, 6/10/97                               2,500,326
                                                          --------------

TOTAL MASSACHUSETTS                                            3,519,125
                                                          --------------
 MICHIGAN (3.2%)
    3,700,000   Bruce TWP, MI, Hospital Finance
                  Authority, Health Care RV, Sisters
                  Charity St. Joseph, Series A, MBIA
                  insured, 3.80%, 5/1/18                       3,700,000
    8,300,000   Michigan State, Strategic Fund Ltd.
                  Obligation RV, Consumers Power Co.
                  Project, Series A, Canadian Imperial
                  Bank LOC, 4.00% V/R, 6/15/10(b)              8,300,000
    9,900,000   Monroe County, MI, Economic Development
                  Corp. RV, Detroit Edison, Series CC,
                  Barclays Bank LOC, 4.00% V/R,
                  10/1/24(b)                                   9,900,000
                                                          --------------

TOTAL MICHIGAN                                                21,900,000
                                                          --------------

                                                                    [LOGO]
See Notes to Schedules of Investments.

 SCHEDULES OF INVESTMENTS (CONTINUED)                               MAY 31, 1997

--------------------------------------------------------------------------------

 FACE/SHARE                     SECURITY
   AMOUNT                     DESCRIPTION                     VALUE
------------------------------------------------------------------------
                MUNICIPAL MONEY MARKET FUND (continued)
------------------------------------------------------------------------
 MINNESOTA (5.7%)
    5,000,000   Crystal, MN, MFHR Bonds, Crystal
                  Apartments L.P. Project, 4.00% V/R,
                  5/1/27(b)                               $    5,000,000
    4,000,000   Mankato, MN, MFHR Bonds, Highland Hills
                  Project, 3.95% V/R, 5/1/27(b)                4,000,000
    2,900,000   Maple Grove, MN, MFHR Bonds, Eagle Ridge
                  Apartments, Sumitomo Bank Ltd. LOC,
                  Series A, 4.15% V/R, 6/1/26(b)               2,900,000
    4,355,000   Mendota Heights, MN, MFHR Bonds,
                  Lexington Heights Apartment Project,
                  Series A, Sumitomo Bank Ltd. LOC,
                  4.15% V/R, 11/1/25(b)                        4,355,000
    4,350,000   Minneapolis, MN, Hospital Facilities
                  Revenue Bonds, Life Span Inc., Series
                  B, COLL by USG, 9.13%, 12/1/14(b), P/R
                  12/1/97 @ 102                                4,548,347
    5,285,000   Minnesota SD Tax & Aid Anticipation
                  Borrowing Program Certificates,
                  Educational Facilities Revenue Notes,
                  Minnesota SD Credit Enhancement,
                  Series B, 4.50%, 9/9/97                      5,293,932
    1,740,000   Minnesota SD Tax & Aid Anticipation COP,
                  Series B, 3.65%, 3/10/98                     1,740,000
    2,860,000   Minnesota State HFA, SFM RV, Series A,
                  4.30%, 1/1/17(b), mandatory tender
                  6/3/97 @ 100                                 2,860,088
      635,000   Southern Minnesota Municipal Power
                  Agency, Power Supply System RV, Series
                  B, 5.00%, 1/1/98                               639,661

 FACE/SHARE                     SECURITY
   AMOUNT                     DESCRIPTION                     VALUE
------------------------------------------------------------------------
                MUNICIPAL MONEY MARKET FUND (continued)
------------------------------------------------------------------------
    4,660,000   Spring Lake Park, MN, Independent SD
                  #16, GO Bonds, Tax Anticipation
                  Certificate Indebture, 3.73%, 2/13/98   $    4,660,000
    2,300,000   St. Paul, MN, Housing & Redevelopment
                  Authority, Utilities RV, Sumitomo Bank
                  Ltd. LOC,
                  4.15% V/R, 12/1/12(b)                        2,300,000
      940,000   West St. Paul, MN, Independent SD #197,
                  GO Bonds, Capital Appreciation School
                  Building Project, MBIA insured, 0.00%
                  (3.75% effective yield), 2/1/98                917,102
                                                          --------------

TOTAL MINNESOTA                                               39,214,130
                                                          --------------
 MISSOURI (4.6%)
    2,655,000   Dunklin County, MO, IDA RV, National
                  HealthCorp Project, Bank of Tokyo Ltd.
                  LOC, 4.30% V/R, 12/1/10(b)                   2,655,000
    5,000,000   Independence, MO, IDA RV, Resthaven
                  Project, Credit Local de France LOC,
                  3.95% V/R, 2/1/25(b)                         5,000,000
   13,975,000   Kansas City, MO, IDA, MFHR Bonds, Coach
                  House II Project, GTD by Principal
                  Mutual Life Insurance, 4.05% V/R,
                  12/1/15(b)                                  13,975,000
    2,200,000   Kansas City, MO, IDA, MFHR Bonds, JC
                  Nichols Co. Project, GTD by Principal
                  Mutual Life Insurance, 4.05% V/R,
                  5/1/15(b)                                    2,200,000

                                                                    [LOGO]
See Notes to Schedules of Investments.

 SCHEDULES OF INVESTMENTS (CONTINUED)                               MAY 31, 1997

--------------------------------------------------------------------------------

 FACE/SHARE                     SECURITY
   AMOUNT                     DESCRIPTION                     VALUE
------------------------------------------------------------------------
                MUNICIPAL MONEY MARKET FUND (continued)
------------------------------------------------------------------------
    3,000,000   Missouri State Environmental Improvement
                  & Energy Resources Authority, PCR
                  Bonds, Union Electric Co., Series B,
                  Union Bank of Switzerland LOC, 3.65%
                  V/R, 6/1/14(b), optional put 6/1/97 @
                  100                                     $    3,000,000
    3,100,000   St. Louis County, MO, IDA, MFHR Bonds,
                  remarketed 1/2/97, Cedar Run
                  Apartments, 4.15% V/R, 12/1/25(b)            3,100,000
    2,000,000   University of Missouri, Capital Project
                  Notes, Educational Facilities RV,
                  4.75%, 6/30/97                               2,001,330
                                                          --------------
TOTAL MISSOURI                                                31,931,330
                                                          --------------
 MONTANA (1.3%)
    6,355,000   Montana State Board of Investments,
                  Municipal Finance Contruction,
                  Intercap Program RV, 3.65%, 3/1/05(b),
                  optional put 3/1/98 @ 100                    6,354,754
    2,315,000   Montana State Board of Investments,
                  Municipal Finance Construction,
                  Intercap Program RV, 3.65%, 3/1/10(b),
                  optional put 3/1/98 @ 100                    2,307,637
                                                          --------------

TOTAL MONTANA                                                  8,662,391
                                                          --------------
 NEBRASKA (0.4%)
    3,060,000   Nebraska Finance Authority, SFM RV, GNMA
                  Securities, Series B, 3.60%, 7/15/15         3,060,000
                                                          --------------
 NEW HAMPSHIRE (0.1%)
      900,000   New Hampshire State Turnpike System, RV,
                  8.38%, 11/1/17(b), P/R 11/1/97 @ 102           935,230
                                                          --------------

 FACE/SHARE                     SECURITY
   AMOUNT                     DESCRIPTION                     VALUE
------------------------------------------------------------------------
                MUNICIPAL MONEY MARKET FUND (continued)
------------------------------------------------------------------------
 NEW MEXICO (1.3%)
    2,500,000   Bloomfield, NM, GO Bonds, Series A, La
                  Salle National Bank LOC, 4.10% V/R,
                  11/15/10(b)                             $    2,500,000
    2,760,000   Espanola, NM, Health Care RV, Series A,
                  La Salle National Bank LOC, 4.10% V/R,
                  11/15/10(b)                                  2,760,000
    2,000,000   New Mexico State Highway RV, FSA
                  insured,
                  3.90% V/R, 6/15/11(b)                        2,000,000
    1,735,000   Silver City, NM, GO Bonds, Series A, La
                  Salle National Bank LOC, 4.10% V/R,
                  11/15/10(b)                                  1,735,000
                                                          --------------

TOTAL NEW MEXICO                                               8,995,000
                                                          --------------
 NEW YORK (1.7%)
    3,200,000   County of Westchester, NY, IDA RV, 4.50%
                  V/R, 7/1/98                                  3,200,000
    1,000,000   Housing, NY, Housing RV, Series A, COLL
                  by USG, 9.00%, 11/1/17(b), P/R 11/1/97
                  @ 102                                        1,040,929
    2,500,000   New York, NY, City Municipal Water
                  Finance Authority, Utility RV, Series
                  G, FGIC insured, 4.00% V/R, 6/15/24(b)       2,500,000
    5,200,000   New York State Dorm Authority RV,
                  Municipal Securities Receipts, Series
                  CMC1B, 4.00% V/R, 2/15/08(b)                 5,200,000
                                                          --------------

TOTAL NEW YORK                                                11,940,929
                                                          --------------

                                                                    [LOGO]
See Notes to Schedules of Investments.

 SCHEDULES OF INVESTMENTS (CONTINUED)                               MAY 31, 1997

--------------------------------------------------------------------------------

 FACE/SHARE                     SECURITY
   AMOUNT                     DESCRIPTION                     VALUE
------------------------------------------------------------------------
                MUNICIPAL MONEY MARKET FUND (continued)
------------------------------------------------------------------------
 NORTH CAROLINA (0.4%)
    3,000,000   Person County, NC, Industrial Facilities
                  & Pollution Control Financing
                  Authority, PCR Bonds, GTD by Carolina
                  Power & Light Co., 4.15% V/R,
                  11/1/19(b)                              $    3,000,000
                                                          --------------
 OHIO (4.0%)
    1,260,000   Butler County, OH, Hospital Facilities
                  RV, Middleton Regional Hospital, FGIC
                  insured, 6.00%, 11/15/97                     1,273,592
    5,200,000   Hamilton County, OH, IDA RV, Community
                  Urban Redevelopment Project, National
                  Westminster LOC, 3.85% V/R,
                  10/15/12(b)                                  5,200,000
   11,900,000   Montgomery County, OH, Health Care RV,
                  Sisters of Charity, 3.85% V/R,
                  5/15/25(b)                                  11,900,000
    5,000,000   Ohio State, IDA RV, U.S. Steel Corp.,
                  Sanwa Bank Ltd. LOC, 4.20% V/R,
                  5/1/11(b)                                    5,000,000
    4,400,000   Wooster, OH, IDA RV, Allen Group, Inc.,
                  National Bank of Detroit LOC,
                  4.10% V/R, 12/1/10(b)                        4,400,000
                                                          --------------

TOTAL OHIO                                                    27,773,592
                                                          --------------
 OKLAHOMA (1.0%)
    1,000,000   Grand River Dam Authority, OK, Utilities
                  RV, 6.70%, 6/1/00(b), P/R 6/1/97 @ 102       1,020,072
      570,000   Norman, OK, Regional Hospital Authority,
                  Health Care RV, Series A, MBIA
                  insured, 3.85%, 9/1/97                         570,000
    2,625,000   Oklahoma County, OK, IDA RV, Carbon
                  Office, FGIC insured, 3.80% V/R,
                  12/1/14(b)                                   2,625,000

 FACE/SHARE                     SECURITY
   AMOUNT                     DESCRIPTION                     VALUE
------------------------------------------------------------------------
                MUNICIPAL MONEY MARKET FUND (continued)
------------------------------------------------------------------------
    2,615,000   Oklahoma County, OK, Finance Authority,
                  IDA RV, Perrine Office Project, FGIC
                  insured, 3.80% V/R, 12/1/14(b)          $    2,615,000
                                                          --------------

TOTAL OKLAHOMA                                                 6,830,072
                                                          --------------
 PENNSYLVANIA (2.3%)
    1,000,000   Berks County, PA, IDA RV, GTD by CNA
                  Insurance, 3.85% V/R, 7/1/16(b)              1,000,000
    1,100,000   Butler County, PA, IDA, PCR Bonds,
                  Pennzoil Co. Project, Mellon Bank LOC,
                  4.30% V/R, 12/1/12(b)                        1,100,000
    4,890,000   Chartiers Valley, PA, Industrial &
                  Commercial Development Authority, IDA
                  RV, GTD by ADP, Inc., 4.30% V/R,
                  11/15/17(b)                                  4,890,000
      120,000   Conshohocken Board Authority, PA,
                  Utilities RV, AMBAC insured, 3.75%,
                  11/1/97                                        119,966
    2,590,000   Pennsylvania Intergovernmental Coop
                  Authority, Special Tax RV, MBIA
                  insured, 4.05% V/R, 6/15/23(b)               2,590,000
    2,000,000   Pennsylvania Intergovernmental Coop
                  Authority, Special Tax RV,
                  Philadelphia Funding Project, 5.00%,
                  6/15/97                                      2,000,964
    4,300,000   Quakertown, PA, Health Care RV, Hospital
                  Group Pooled Financing, Series A, PNC
                  Bank LOC,
                  4.00% V/R, 7/1/26(b)                         4,300,000
                                                          --------------

TOTAL PENNSYLVANIA                                            16,000,930
                                                          --------------

                                                                    [LOGO]
See Notes to Schedules of Investments.

 SCHEDULES OF INVESTMENTS (CONTINUED)                               MAY 31, 1997

--------------------------------------------------------------------------------

 FACE/SHARE                     SECURITY
   AMOUNT                     DESCRIPTION                     VALUE
------------------------------------------------------------------------
                MUNICIPAL MONEY MARKET FUND (continued)
------------------------------------------------------------------------
 RHODE ISLAND (0.6%)
    1,400,000   Rhode Island Housing & Mortgage Finance
                  Corp., Housing RV, Series 22-A, GTD by
                  FGIC Capital, 3.65%, 4/1/27(b),
                  mandatory put 12/2/97 @ 100             $    1,400,000
    2,695,000   Rhode Island State, GO Bonds, MBIA
                  insured, 5.00%, 8/1/97                       2,701,095
                                                          --------------

TOTAL RHODE ISLAND                                             4,101,095
                                                          --------------
 SOUTH CAROLINA (1.2%)
    8,355,000   South Carolina State, Public Service
                  Authority RV, Series SG-2, MBIA
                  insured, 4.10% V/R, 7/1/21(b)                8,355,000
                                                          --------------
 SOUTH DAKOTA (0.7%)
    5,000,000   South Dakota SD, Cash Flow Financing
                  Program, Educational Facilities RV,
                  COP, 4.75%, 7/28/97                          5,006,002
                                                          --------------
 TENNESSEE (0.4%)
    1,500,000   Metropolitan Governments of Nashville &
                  Davidson Counties, TN, Health &
                  Education Facilities RV, Vanderbilt
                  University, Series A, 3.65% V/R,
                  1/15/14(b)                                   1,500,000
    1,000,000   Tennessee State, GO Bonds, Series A,
                  5.50%, 3/1/98                                1,013,235
                                                          --------------

TOTAL TENNESSEE                                                2,513,235
                                                          --------------
 TEXAS (6.9%)
    1,000,000   Abilene, TX, Higher Education Authority
                  Inc., Educational Facilities RV,
                  Series A, Bond International Gold LOC,
                  7.50%, 7/1/97                                1,002,879

 FACE/SHARE                     SECURITY
   AMOUNT                     DESCRIPTION                     VALUE
------------------------------------------------------------------------
                MUNICIPAL MONEY MARKET FUND (continued)
------------------------------------------------------------------------
    1,100,000   Bexar County, TX, Housing Finance Corp.,
                  MFHR Bonds, Creightons Mill
                  Development Project, Series A, GTD by
                  New England Mutual Life Insurance Co.,
                  4.10% V/R, 8/1/06(b)                    $    1,100,000
    4,950,000   Bexar County, TX, Housing Finance Corp.,
                  MFHR Bonds, Park Hill Development
                  Project, Series B, GTD by New England
                  Mutual Life Insurance Co., 4.10% V/R,
                  6/1/05(b)                                    4,950,000
      505,000   College Station, TX, GO Bonds, FGIC
                  insured, 7.50%, 2/15/98                        517,971
    1,000,000   Dallas, TX, Waterworks & Sewer System
                  RV, Series A, 6.63%, 10/1/04(b), P/R
                  10/1/97 @ 100                                1,024,705
    3,540,000   Harris County, TX, GO Bonds, FGIC
                  insured, 0.00% (3.80% effective
                  yield), 8/15/97                              3,513,020
   15,000,000   Harris County, TX, Health Care
                  Facilities RV, 4.50% V/R, 12/1/25(b),
                  mandatory tender 12/1/98 @ 100              15,000,000
    3,895,000   Harris County, TX, Housing Finance
                  Corp., MFHR Bonds, Arbor II Ltd.
                  Project, Guardian Savings & Loan LOC,
                  4.15%, 10/1/15(b), optional put
                  10/1/97 @ 100                                3,895,000
   15,330,000   State of Texas, Sales Tax Revenue Notes,
                  TANS, 4.75%, 8/29/97                        15,358,605

                                                                    [LOGO]
See Notes to Schedules of Investments.

 SCHEDULES OF INVESTMENTS (CONTINUED)                               MAY 31, 1997

--------------------------------------------------------------------------------

 FACE/SHARE                     SECURITY
   AMOUNT                     DESCRIPTION                     VALUE
------------------------------------------------------------------------
                MUNICIPAL MONEY MARKET FUND (continued)
------------------------------------------------------------------------
      920,000   Tarrant County, TX, MFHR Bonds, Single
                  Family Apartments Project, Suntrust
                  Bank, Nashville LOC, 4.05% V/R,
                  11/1/17(b)                              $      920,000
                                                          --------------

TOTAL TEXAS                                                   47,282,180
                                                          --------------
 UTAH (0.2%)
    1,500,000   Intermountain Power Agency, UT, Power
                  Supply RV, Series F, GTD by Morgan
                  Guaranty, 3.93%, 7/1/21(b), optional
                  put 6/16/97 @ 100                            1,500,000
                                                          --------------
 VERMONT (0.0%)
      300,000   Vermont Educational & Health Buildings
                  Financing Agency, Educational
                  Facilities RV, Middlebury College
                  Project, Series A, 3.75%, 11/1/27(b),
                  optional put 11/1/97 @ 100                     300,000
                                                          --------------
 VIRGINIA (1.2%)
    7,500,000   Harrisonburg, VA, MFHR Bonds, Rolling
                  Brook Village Apartments, Series A,
                  Guardian Savings & Loan LOC, 3.70%
                  V/R, 2/1/26(b), mandatory put 2/1/98 @
                  100                                          7,500,000
      700,000   Virginia State Public School Authority,
                  GO Bonds, Series A, 7.00%, 1/1/98              713,090
                                                          --------------
TOTAL VIRGINIA                                                 8,213,090
                                                          --------------
 WASHINGTON (1.4%)
    5,800,000   Port Seattle, WA, IDA RV, Sysco Food
                  Services Project, 3.95% V/R,
                  11/1/25(b)                                   5,800,000

 FACE/SHARE                     SECURITY
   AMOUNT                     DESCRIPTION                     VALUE
------------------------------------------------------------------------
                MUNICIPAL MONEY MARKET FUND (continued)
------------------------------------------------------------------------
    1,000,000   Washington Public Power Supply System,
                  Power RV, Nuclear Project #3, Series
                  13, MBIA insured, 4.10% V/R, 7/1/15(b)  $    1,000,000
    1,295,000   Washington State Health Care Facilities
                  Authority RV, Empire Health Services
                  of Spokane, MBIA insured, 8.38%,
                  11/1/06(b), P/R 11/1/97 @ 102                1,345,447
    1,385,000   Washington State Housing Finance
                  Commission, SFM RV, Series 1N-S,
                  3.95%, 12/1/17(b), mandatory tender
                  4/1/98 @ 100                                 1,385,000
                                                          --------------

TOTAL WASHINGTON                                               9,530,447
                                                          --------------
 WASHINGTON, D.C. (2.3%)
    3,000,000   District of Columbia, Educational
                  Facilities RV, Catholic University,
                  Series A, Sanwa Bank Ltd. LOC, 4.05%
                  V/R, 12/1/09(b)                              3,000,000
    3,000,000   District of Columbia, Supplemental
                  Student Loan RV, CONSERN Loan Program,
                  Bank of Toyko-Mitsubishi Ltd. LOC,
                  4.33% V/R, 7/1/01(b), optional put
                  7/1/97 @ 100                                 3,000,668
    9,900,000   Washington, DC, Hospital RV, Columbia
                  Women's Hospital, Series A, Mitsubishi
                  Bank Ltd. LOC, 4.05% V/R, 7/1/20(b)          9,900,000
                                                          --------------

TOTAL WASHINGTON, D.C.                                        15,900,668
                                                          --------------
 WISCONSIN (4.5%)
    1,000,000   Beloit & Rock County, WI, IDA RV, GTD by
                  CPC International, 5.44% V/R,
                  4/1/19(b)                                    1,000,000
    5,000,000   Green Bay, WI, Area Public SD, BAN,
                  3.84%, 2/2/98                                5,000,312

                                                                    [LOGO]
See Notes to Schedules of Investments.

 SCHEDULES OF INVESTMENTS (CONTINUED)                               MAY 31, 1997

--------------------------------------------------------------------------------

 FACE/SHARE                     SECURITY
   AMOUNT                     DESCRIPTION                     VALUE
------------------------------------------------------------------------
                MUNICIPAL MONEY MARKET FUND (continued)
------------------------------------------------------------------------
    1,405,000   Johnson Controls, Inc., Tax-Exempt Bond,
                  Grantor Trust, Wachovia Corp. LOC,
                  4.40% V/R, 10/1/01(b)                   $    1,405,000
   10,000,000   Milwaukee, WI, Educational Facilities
                  RV, School Order Notes, Series B,
                  4.25%, 8/21/97                              10,008,348
    1,115,000   Milwaukee, WI, PCR Bonds, GTD by Johnson
                  Controls, Inc., 4.20% V/R, 12/1/97           1,115,000
    6,000,000   Racine, WI, United SD, Educational
                  Facilities RV, Tax & Anticipation
                  Promissory Note, 4.25%, 8/22/97              6,005,946
    3,000,000   Waukesha, WI, SD, Educational Facilities
                  RV, Tax & Revenue Anticipation
                  Promissory Note, 4.15%, 8/22/97              3,001,948
    1,000,000   Wisconsin Health & Educational
                  Facilities Authority RV, Alverno
                  College Project, Series B, COLL by
                  USG, 7.32%, 5/31/00(b), P/R 5/31/98 @
                  101                                          1,041,697
    2,240,000   Wisconsin Housing & EDA, Home Ownership
                  RV, Series A, 3.60% V/R, 9/1/16(b)           2,240,000
                                                          --------------

TOTAL WISCONSIN                                               30,818,251
                                                          --------------

 FACE/SHARE                     SECURITY
   AMOUNT                     DESCRIPTION                     VALUE

------------------------------------------------------------------------
                MUNICIPAL MONEY MARKET FUND (concluded)
------------------------------------------------------------------------
 WYOMING (0.1%)
    1,000,000   Green River, WY, PCR Bonds, Allied Corp.
                  Project, GTD by Allied Signal Corp.,
                  4.80% V/R, 12/1/12(b)                   $    1,000,000
                                                          --------------
 ALL OTHER (3.2%)
    9,100,000   Puttable Floating Option, Tax-Exempt
                  Receipts, Series PL-1, Credit Suisse
                  LOC, 4.10% V/R, 10/20/00(b)                  9,100,000
   12,630,000   Puttable Floating Option, Tax-Exempt
                  Receipts, Series PPT-4, AMBAC insured,
                  4.25% V/R, 10/11/30(b)                      12,630,000
                                                          --------------

TOTAL ALL OTHER                                               21,730,000
                                                          --------------

TOTAL INVESTMENTS (100.0%)(d)                             $  688,581,925
                                                          --------------
                                                          --------------

                                                                    [LOGO]
See Notes to Schedules of Investments.

 SCHEDULES OF INVESTMENTS (CONTINUED)                               MAY 31, 1997

--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
                       NOTES TO SCHEDULES OF INVESTMENTS
--------------------------------------------------------------------------------
(a) Securities that may be resold to "qualified institutional buyers" under rule 144A or securities offered pursuant to Section 4(2) of the Securities Act of 1933, as amended.

(b) Certain rate securities are deemed to have a maturity remaining until the next readjustment of the interest rate or the longer of the demand period or readjustment. The interest rates shown reflect the rate in effect on May 31, 1997.

(c) These securities have been determined to be illiquid. In the absence of market value, the securities are valued based upon their fair value determined under procedures approved by the Board of Trustees. A money market fund may make investments in an amount up to 10% of the value of a Fund's net assets in such securities. The security description, acquisition date, acquisition cost and carry value per unit are as follows:

                                                                           ACQUISITION  ACQUISITION CARRY VALUE
SECURITY DESCRIPTION                                                          DATE         COST      PER UNIT
-------------------------------------------------------------------------  -----------  ----------  -----------

CASH INVESTMENT FUND:
-------------------------------------------------------------------------
Asset Backed Trust 1995 A1, 5.69% 12/10/97                                   11/30/95   $25,000,000  $  100.00
Asset Backed Trust 1995 A1, 5.69% 12/10/97                                    3/20/96    6,999,678      100.00
Asset Backed Trust 1995 A3, 5.89% 4/15/98                                     6/10/96   27,500,000      100.00
Asset Backed Trust 1996 A5, 5.74% 3/16/98                                     3/26/96   35,000,000      100.00
Asset Backed Trust 1996 M, 5.69% 10/15/97                                    10/24/96   10,000,000      100.00
Restructured Asset Certificates, Series 1996 MM 2 2, 5.96% V/R, 1/10/00        6/6/96   15,000,000      100.00
Structured Product Asset Return Certificate Trusts, Series 96-12, 5.79%
 V/R, 10/22/97                                                                10/4/96   12,500,000      100.00
Structured Product Asset Return Certificate Trusts, Series 96-12, 5.79%
 V/R, 10/22/97                                                               10/11/96   12,500,000      100.00
WFP Tower B Finance Corp., Short-Term STEERS Trust, Series 1996 A, 5.72%
 V/R, 12/8/97                                                                  2/6/97   42,403,334      100.00

READY CASH INVESTMENT FUND:
-------------------------------------------------------------------------
Asset Backed Trust 1995 A1, 5.69% 12/10/97                                   11/30/95   15,000,000      100.00
Asset Backed Trust 1995 A3, 5.89% 4/15/98                                     6/10/96   22,000,000      100.00
Asset Backed Trust 1996 A4, 5.70% 1/15/98                                     3/20/96   14,999,625      100.00
Asset Backed Trust 1996 A5, 5.74% 3/16/98                                     3/26/96   30,000,000      100.00
Asset Backed Trust 1996 M, 5.69% 10/15/97                                    10/24/96   15,000,000      100.00
Restructured Asset Certificates, Series 1996 MM 2 2, 5.96% V/R, 1/10/00        6/6/96   15,000,000      100.00
Structured Product Asset Return Certificate Trusts, Series 96-12, 5.79%
 V/R, 10/22/97                                                                10/4/96   12,500,000      100.00
Structured Product Asset Return Certificate Trusts, Series 96-12, 5.79%
 V/R, 10/22/97                                                               10/11/96   12,500,000      100.00
WFP Tower B Finance Corp., Short-Term STEERS Trust Series 1996 A, 5.72%
 V/R, 12/8/97                                                                11/20/96   34,993,000       99.98

At May 31, 1997, the fair value of these securities for Cash Investment Fund and Ready Cash Investment Fund was $186,804,963 (8.70% of the Fund's net assets) and $171,835,907 (8.92% of the Fund's net assets), respectively.

(d) Aggregate cost for federal tax purposes is the same for each Fund except for the U.S. Government Fund, which has a federal tax cost of $1,913,402,279.

                                                                    [LOGO]
See Notes to Financial Statements.

 SCHEDULES OF INVESTMENTS (CONCLUDED)                               MAY 31, 1997

--------------------------------------------------------------------------------

------------------------------------------------------------------------
             NOTES TO SCHEDULES OF INVESTMENTS (concluded)
------------------------------------------------------------------------

ABBREVIATIONS

AMBAC      American Municipal Bond Assurance
           Corporation
BAN        Bond Anticipation Notes
CAPMAC     Capital Markets Assurance Corporation
COLL       Collateralized
COP        Certificate of Participation
DOT        Department of Transportation
EDA        Economic Development Authority
FFCB       Federal Farm Credit Bank
FGIC       Financial Guaranty Insurance Company
FHLB       Federal Home Loan Bank
FHLMC      Federal Home Loan Mortgage Corporation
FNMA       Federal National Mortgage Association
FSA        Financial Security Assurance, Inc.
GNMA       Government National Mortgage Association
GO         General Obligation
GTD        Guaranteed
HFA        Housing Finance Authority
IDA        Industrial Development Authority
LOC        Letter of Credit
MBIA       Municipal Bond Insurance Association
MFHR       Multi Family Housing Revenue
P/R        Prerefunded
PCR        Pollution Control Revenue
PFA        Public Finance Authority
RV         Revenue Bonds
SD         School District
SFM        Single Family Mortgage
TANS       Tax Anticipation Note
TRANS      Tax & Revenue Anticipation Notes
TVA        Tennessee Valley Authority
USG        U.S. Governments
UST        U.S. Treasury
V/R        Variable Rate

                                                                    [LOGO]
See Notes to Financial Statements.

                                                                 ---------------
                                                                    Bulk Rate
Norwest Advantage Funds                                            US Postage
733 Marquette Avenue                                                  PAID
Minneapolis, MN  55479 0040                                      Permit No. 3489
                                                                     Mpls, MN
                                                                 ---------------











[LOGO] NORWEST
       -------------------------------------
       ADVANTAGE FUNDS-Registered Trademark-


Shareholder Services
Minneapolis/St. Paul  667-8833
Elsewhere 800-338-1348


Norwest Bank Minnesota, N.A.
Investment Adviser
Transfer Agent
Custodian

Forum Financial Services, Inc.
Manager and Distributor


-C- 1997 NORWEST ADVANTAGE FUNDS
MFBOA 067 7/97

                    ------------------------------------------------------------
                    THIS REPORT IS FOR DISTRIBUTION ONLY TO SHAREHOLDERS AND MAY BE DISTRIBUTED TO OTHERS ONLY IF PRECEDED OR ACCOMPANIED
                    BY CURRENT PROSPECTUSES OF THE NORWEST ADVANTAGE FUNDS.
                    ------------------------------------------------------------

                            A N N U A L  R E P O R T



                                  MAY 31, 1997

--------------------------------------------------------------------------------

                               FIXED INCOME FUNDS

                               STABLE INCOME FUND
                       INTERMEDIATE GOVERNMENT INCOME FUND
                              DIVERSIFIED BOND FUND
                                   INCOME FUND
                             TOTAL RETURN BOND FUND

                                   ----------

                           TAX-FREE FIXED INCOME FUNDS

                           LIMITED TERM TAX-FREE FUND
                              TAX-FREE INCOME FUND
                             COLORADO TAX-FREE FUND
                             MINNESOTA TAX-FREE FUND

                                   ----------

                                 BALANCED FUNDS

                           CONSERVATIVE BALANCED FUND
                             MODERATE BALANCED FUND
                              GROWTH BALANCED FUND

                                   ----------

                                  EQUITY FUNDS

                               INCOME EQUITY FUND
                            VALUGROWTH-SM- STOCK FUND
                                   INDEX FUND
                             DIVERSIFIED EQUITY FUND
                               GROWTH EQUITY FUND
                            LARGE COMPANY GROWTH FUND
                            SMALL COMPANY STOCK FUND
                            SMALL COMPANY GROWTH FUND
                          SMALL CAP OPPORTUNITIES FUND
                              CONTRARIAN STOCK FUND
                               INTERNATIONAL FUND


               [LOGO] NORWEST
                      ------------------------------------
                      ADVANTAGE FUNDS-Registered Trademark-

--------------------------------------------------------------------------------
                                                               NOT FDIC INSURED

 TABLE OF CONTENTS                                                  MAY 31, 1997

--------------------------------------------------------------------------------

                                                                            PAGE
                                                                            ----
A MESSAGE TO OUR SHAREHOLDERS.............................................    1
INVESTMENT ADVISER'S REPORT AND PERFORMANCE DATA..........................    2
         Stable Income Fund...............................................    2
         Intermediate Government Income Fund..............................    3
         Diversified Bond Fund............................................    4
         Income Fund......................................................    5
         Total Return Bond Fund...........................................    6
         Limited Term Tax-Free Fund.......................................    7
         Tax-Free Income Fund.............................................    8
         Colorado Tax-Free Fund...........................................    9
         Minnesota Tax-Free Fund..........................................   10
         Conservative Balanced Fund.......................................   11
         Moderate Balanced Fund...........................................   12
         Growth Balanced Fund.............................................   13
         Income Equity Fund...............................................   14
         ValuGrowth-SM- Stock Fund........................................   15
         Index Fund.......................................................   16
         Diversified Equity Fund..........................................   17
         Growth Equity Fund...............................................   18
         Large Company Growth Fund........................................   19
         Small Company Stock Fund.........................................   20
         Small Company Growth Fund........................................   21
         Small Cap Opportunities Fund.....................................   22
         Contrarian Stock Fund............................................   23
         International Fund...............................................   24
INDEPENDENT AUDITORS' REPORT (NORWEST ADVANTAGE FUNDS)....................   25
FINANCIAL STATEMENTS OF NORWEST ADVANTAGE FUNDS
         Statements of Assets and Liabilities.............................   26
         Statements of Operations.........................................   30
         Statements of Changes in Net Assets..............................   34
         Notes to Financial Statements....................................   40
         Financial Highlights.............................................   50
         Notes to Financial Highlights....................................   58
         Supplementary Information........................................   59
         Schedule of Investments..........................................   63
                  Stable Income Fund......................................   63
                  Intermediate Government Income Fund.....................   65
                  Diversified Bond Fund...................................   66
                  Income Fund.............................................   70
                  Total Return Bond Fund..................................   71
                  Limited Term Tax-Free Fund..............................   72
                  Tax-Free Income Fund....................................   75
                  Colorado Tax-Free Fund..................................   80
                  Minnesota Tax-Free Fund.................................   82
                  Conservative Balanced Fund..............................   85
                  Moderate Balanced Fund..................................   93
                  Growth Balanced Fund....................................  101
                  Income Equity Fund......................................  107
                  ValuGrowth-SM- Stock Fund...............................  108
                  Index Fund..............................................  110
                  Diversified Equity Fund.................................  118
                  Growth Equity Fund......................................  121
                  Large Company Growth Fund...............................  122
                  Small Company Stock Fund................................  123
                  Small Company Growth Fund...............................  124
                  Small Cap Opportunities Fund............................  127
                  Contrarian Stock Fund...................................  127
                  International Fund......................................  128
         Notes to Schedules of Investments................................  129

                                                                    [LOGO]

 TABLE OF CONTENTS (CONTINUED)                                      MAY 31, 1997

--------------------------------------------------------------------------------

                                                                            PAGE
                                                                            ----
INDEPENDENT AUDITORS' REPORT (CORE TRUST (DELAWARE))......................  134
FINANCIAL STATEMENTS OF CORE TRUST (DELAWARE)
         Statements of Assets and Liabilities.............................  135
         Statements of Operations.........................................  136
         Statements of Changes in Nets Assets.............................  137
         Financial Highlights.............................................  138
         Notes to Financial Statements....................................  139
         Schedule of Investments of Core Trust (Delaware).................  142
                  Index Portfolio.........................................  142
                  Small Company Portfolio.................................  149
                  International Portfolio II..............................  155
                  International Portfolio.................................  158
         Notes to Schedules of Investments................................  162
INDEPENDENT AUDITORS' REPORT (SCHRODER CAPITAL FUNDS).....................  164
FINANCIAL STATEMENTS OF SCHRODER CAPITAL FUNDS
         Statement of Assets and Liabilities..............................  165
         Statement of Operations..........................................  166
         Statement of Changes in Net Assets...............................  167
         Financial Highlights.............................................  168
         Notes to Financial Statements....................................  169
         Schedule of Investments of Schroder U.S. Smaller Companies
        Portfolio.........................................................  171

                                                                    [LOGO]

 A MESSAGE TO OUR SHAREHOLDERS                                      MAY 31, 1997

--------------------------------------------------------------------------------

                                                      July 21, 1997
           Dear Fellow Shareholders:
           We are pleased to present the 1997 Annual Report for our Norwest Advantage Funds. This report includes twenty-three of the twenty-eight Norwest Advantage Funds portfolios. Our five Norwest Advantage Funds money market portfolios are reported separately.
           Norwest Advantage Funds experienced significant growth over the last year, with net assets increasing from one year ago by 22% to more than $14 billion as of May 31, 1997. We strongly believe that this success is the result of the confidence and support of our shareholders borne from the continued positive performance of our Funds. While past performance is not indicative of future results, we believe the Funds are positioned well for the coming year.
           The stock market continued its torrid pace over the past year with the Standard & Poor's 500 Index returning 29.41% for the twelve months ending May 31, 1997, compared to a 14.72% average annual return for the past ten years. The bond market, however, did not keep pace with the S&P, with the Lehman Brothers Aggregate Bond Index returning 8.32% over the same period, compared to an 8.84% average annual return over the past ten years.
           Both the stock and bond markets were plagued by short-term volatility swings. A small handful of the very large, blue-chip stocks propelled the returns of the S&P as the market continued to reward companies that hit their forecasted earnings and to pummel those that did not. In addition, within the various segments of the stock market, there were large variations in performance--small companies significantly trailed large companies, interest-rate sensitive sectors did not fare as well as non-interest-rate sensitive sectors, and technology stocks experienced a wild ride.
           The bond markets continued to react quickly to changes in financial news, particularly news on inflation. Signs of a strengthening economy--tight labor markets, low interest rates and consistently strong corporate earnings--refueled fears of inflation. As a possible preemptive strike, the Fed raised the Fed Funds rate, the rate banks charge each other for overnight loans, by .25% this past March. In May of this year, the Fed decided that the economy was growing at a sustainable rate and left the Fed Funds rate alone. In a volatile market environment like this past year, discriminating stock picking and discerning bond selection--which is what we do best--will play vital roles in providing notable performance results. If you have any questions or would like additional information, please call (800) 338-1348 or (612) 667-8833 (press 1). We appreciate your decision to invest with our Norwest
           Advantage Funds.
                                           Sincerely,
                                                   [SIGNATURE]
                                           John Y. Keffer
                                         CHAIRMAN, NORWEST ADVANTAGE
                                         FUNDS

                                                                    [LOGO]

 INVESTMENT ADVISER'S REPORT AND PERFORMANCE DATA                   MAY 31, 1997

--------------------------------------------------------------------------------
 STABLE INCOME FUND                                MANAGED BY: KARL P. TOURVILLE

An interview with Karl P. Tourville
Portfolio Manager of Stable Income Fund

Q.  Karl, how has the Fund performed?

A. The Fund has done well. For the twelve months ended May 31, 1997, the Fund achieved a total return of 6.24%, compared to a return of 6.11% for the One-Year Treasury Bill and 6.31% for the Lipper Short Investment-Grade Debt Funds Average.

Q.  What contributed to the Fund's good performance?

A. We believe that our security selection, with an over-emphasis on high-quality securities, has led to our outperformance in the past year. We essentially manage the fund towards a targeted duration of one year. We attempt to outperform the benchmark by building in a yield advantage, relative to the benchmark, through an emphasis on corporate, mortgage-backed and asset-backed securities.

Q. The Fed raised the Fed Funds rate in March by 25 basis points. Did that affect the Fund or your investment style?

A. No, the short-term interest rate increase really didn't affect the Fund or our style. Our Fund is managed with a style that does not utilize interest rate anticipation strategies or yield curve bets. Therefore, overall direction in interest rates will not generally have a large impact on Fund performance, relative to its benchmark. In addition, movements in interest rates will have less of an impact on a shorter-duration fund, like this Fund, than on a longer-duration fund.

Q.  Other comments?

A. Well, there is only so much we can discuss since the Fund has such a straightforward objective. We will continue to maintain quality, we do not move duration often, and investors should expect consistency in our performance relative to our benchmark. It might sound boring, but it is in line with what our investors expect.

THE OPINIONS EXPRESSED IN THIS INTERVIEW REFLECT THOSE OF THE PORTFOLIO MANAGER ONLY THROUGH MAY 31, 1997. THE MANAGER'S OPINIONS ARE SUBJECT TO CHANGE AT ANY TIME BASED ON THE MARKET AND OTHER CONDITIONS. THE COMPOSITION, INDUSTRIES AND HOLDINGS OF THE PORTFOLIO ARE SUBJECT TO CHANGE.

THE PERFORMANCE REPRESENTS INFORMATION OF I SHARES.

--------------------------------------------------------------------------------
              COMPARISON OF CHANGE IN VALUE OF $10,000 INVESTMENT
          STABLE INCOME FUND VS. ONE-YEAR U.S. TREASURY BILL ("INDEX")
--------------------------------------------------------------------------------

The following chart reflects the value of a $10,000 investment in the Fund, including reinvested dividends and distributions, over the past 10 fiscal year periods or since inception (for funds lacking 10-year records). The result is compared with a broad-based average or index. The Index excludes the effect of any fees or sales charges. Investment return and principal value of an investment in the Fund will fluctuate so that an investor's shares, when redeemed, may be worth more or less than their original cost. PAST PERFORMANCE IS NOT PREDICTIVE NOR A GUARANTEE OF FUTURE RESULTS.

                                         AVERAGE ANNUAL TOTAL RETURN
                            -----------------------------------------------------
                             A SHARES      B SHARES      I SHARES        INDEX
                            -----------   -----------   -----------   -----------
ONE YEAR                          4.65%         4.68%         6.24%         6.11%
SINCE INCEPTION                   5.80%         4.62%         6.44%         6.21%
INCEPTION DATE                11/11/94*      5/17/96      11/11/94      10/31/94
VALUE MAY 31, 1997          $   11,551    $   10,480    $   11,727    $   11,685

                 Fund      Index
EDGAR REPRESENTATION OF DATA POINTS USED IN PRINTED GRAPHIC
11-Nov-94     $10,000    $10,000
May-95        $10,450    $10,428
May-96        $11,038    $11,012
May-97        $11,727    $11,685

 * 5/2/96 was the actual inception date of A Shares of the Fund; however, performance information has been calculated using the inception date of the initial class of shares.

THE ABOVE GRAPH REPRESENTS PERFORMANCE INFORMATION OF I SHARES (THE SOLE CLASS OF SHARES PRIOR TO THE INCEPTION OF OTHER CLASSES). PERFORMANCE OF THE OTHER CLASSES WILL BE GREATER OR LESS THAN THE PERFORMANCE SHOWN BASED ON DIFFERENCES IN SALES CHARGES AND EXPENSES PAID BY SHAREHOLDERS INVESTING IN THE DIFFERENT CLASSES.

TOTAL RETURN WOULD HAVE BEEN LOWER HAD CERTAIN FEES AND EXPENSES NOT BEEN VOLUNTARILY WAIVED AND/OR REIMBURSED.

                                                                    [LOGO]

 INVESTMENT ADVISER'S REPORT AND PERFORMANCE DATA (continued)       MAY 31, 1997

--------------------------------------------------------------------------------

 INTERMEDIATE GOVERNMENT INCOME FUND               MANAGED BY: MARJORIE H. GRACE

An interview with Marjorie H. Grace
Portfolio Manager of Intermediate Government Income Fund

Q.  Margie, how has the Fund performed?

A. For the year ended May 31, 1997, the Fund achieved a total return of 6.36%, compared to a return of 6.94% for the Lipper Intermediate Government Funds Average.

Q.  What contributed to the Fund's performance?

A. We manage the portfolio on a calendar basis. Therefore, I do not consider the Fund as having underperformed, since, for the calendar year to date, we are very close to our benchmark. Having said that, one of the reasons the Fund underperformed for the fiscal year was probably due to our longer duration. Although it is virtually impossible to measure the duration of the Fund's peer group, we believe the Fund was slightly longer than its peers.

Q. The Fed raised the Fed Funds rate -- the rate banks charge each other for overnight loans -- by 25 basis points in March. Did this move affect the Fund?

A. Yes it did. As mentioned before, due to our longer duration, when interest rates move, the Fund generally reacts more strongly than a shorter duration fund. And keep in mind that, in general, bond funds and bond prices are inversely effected by movements in interest rates.

Q. Bond prices have been quite volatile in the short-term. How has this impacted the Fund?

A. The volatility in the bond market has caused volatility in our relative performance on a month-to-month basis, as one might expect. However, over the long term, the performance of the Fund tends to net out the short-term volatility. In addition, short-term volatility can make it more difficult from a duration management point of view.

Q.  What is your outlook on the market?

A. We have a positive view of interest rates. The Fund will continue to be relatively long because we believe there is room for interest rates to decline over the long-term. And we will undoubtedly continue to see short-term volatility in the market. We still manage the Fund conservatively and expect to continue to deliver positive results to shareholders.

THE OPINIONS EXPRESSED IN THIS INTERVIEW REFLECT THOSE OF THE PORTFOLIO MANAGER ONLY THROUGH MAY 31, 1997. THE MANAGER'S OPINIONS ARE SUBJECT TO CHANGE AT ANY TIME BASED ON THE MARKET AND OTHER CONDITIONS. THE COMPOSITION, INDUSTRIES AND HOLDINGS OF THE PORTFOLIO ARE SUBJECT TO CHANGE.

THE PERFORMANCE REPRESENTS INFORMATION OF I SHARES.

--------------------------------------------------------------------------------
              COMPARISON OF CHANGE IN VALUE OF $10,000 INVESTMENT
INTERMEDIATE GOVERNMENT INCOME FUND VS. LEHMAN BROTHERS INTERMEDIATE GOVERNMENT
                                INDEX ("INDEX")
--------------------------------------------------------------------------------

The following chart reflects the value of a $10,000 investment in the Fund, including reinvested dividends and distributions, over the past 10 fiscal year periods or since inception (for funds lacking 10-year records). The result is compared with a broad-based average or index. The Index excludes the effect of any fees or sales charges. Investment return and principal value of an investment in the Fund will fluctuate so that an investor's shares, when redeemed, may be worth more or less than their original cost. PAST PERFORMANCE IS NOT PREDICTIVE NOR A GUARANTEE OF FUTURE RESULTS.

                                         AVERAGE ANNUAL TOTAL RETURN
                            -----------------------------------------------------
                             A SHARES*     B SHARES      I SHARES*       INDEX
                            -----------   -----------   -----------   -----------
ONE YEAR                          2.38%         3.51%         6.36%         8.09%
FIVE YEAR                         4.32%          N.A.         5.12%         6.72%
TEN YEAR                          6.53%          N.A.         6.93%         8.18%
SINCE INCEPTION                    N.A.         2.88%          N.A.          N.A.
INCEPTION DATE                     N.A.       5/17/96          N.A.          N.A.
VALUE MAY 31, 1997              $18,824       $10,299       $19,581       $21,959

                  Fund      Index
EDGAR REPRESENTATION OF DATA POINTS USED IN PRINTED GRAPHIC
31-May-87      $10,000    $10,000
May-88         $10,702    $10,704
May-89         $11,567    $11,681
May-90         $12,388    $12,736
May-91         $13,781    $14,250
May-92         $15,248    $15,864
May-93         $16,883    $17,456
May-94         $16,419    $17,783
May-95         $17,800    $19,432
May-96         $18,408    $20,315
May-97         $19,581    $21,959

* Prior to November 11, 1994, Norwest Investment Management managed a collective trust fund with investment objectives and policies substantially the same as those of the Fund. Performance information includes the performance of the predecessor collective trust fund for periods before it became a mutual fund on November 11, 1994. The collective trust fund performance was adjusted to reflect the Fund's 1994 estimate of its expense ratio for the first year of operations as a mutual fund. The collective trust fund was not registered under the Investment Company Act of 1940 (the "1940 Act") or subject to certain investment restrictions that are imposed by the 1940 Act. If the collective trust fund had been registered under the 1940 Act, the collective trust fund historical return may have been adversely affected. Index returns do not reflect expenses, which have been deducted from the Fund's return.
THE ABOVE GRAPH REPRESENTS PERFORMANCE INFORMATION OF I SHARES (THE SOLE CLASS OF SHARES PRIOR TO THE INCEPTION OF OTHER CLASSES). PERFORMANCE OF THE OTHER CLASSES WILL BE GREATER OR LESS THAN THE PERFORMANCE SHOWN BASED ON DIFFERENCES IN SALES CHARGES AND EXPENSES PAID BY SHAREHOLDERS INVESTING IN THE DIFFERENT CLASSES.
TOTAL RETURN WOULD HAVE BEEN LOWER HAD CERTAIN FEES AND EXPENSES NOT BEEN VOLUNTARILY WAIVED AND/OR REIMBURSED.

                                                                    [LOGO]

 INVESTMENT ADVISER'S REPORT AND PERFORMANCE DATA (continued)       MAY 31, 1997

--------------------------------------------------------------------------------

 DIVERSIFIED BOND FUND
                    MANAGED BY: NORWEST INVESTMENT MANAGEMENT--MULTIPLE MANAGERS

DIVERSIFIED BOND FUND seeks to provide total return by diversifying its investments among different fixed-income investment styles. The Fund follows a "multi-style" approach designed to reduce the price and return volatility of the Fund and to provide more consistent returns. The Fund's portfolio combines three different fixed income investment styles: (i) Total Return Bond style; (ii) Managed Fixed Income style; and (iii) Positive Return style. The Fund is managed by multiple managers.

For the year ended May 31, 1997, the Fund returned 6.22%, compared to a return of 7.56% for the Lipper Intermediate Investment-Grade Debt Funds Average.

The diversified structure of the Fund continues to help it perform consistently in the volatile fixed-income market we have experienced in the past year. The bond market, as measured by the Lehman Brothers Aggregate Bond Index, returned 8.32% for the twelve months ended May 31, 1997, compared to an 8.84% return over the past ten years. Bond prices throughout the period were volatile and reacted rapidly to changes in financial news.

THE COMPOSITION, INDUSTRIES AND HOLDINGS OF EACH STYLE ARE SUBJECT TO CHANGE.

THE PERFORMANCE REPRESENTS INFORMATION OF I SHARES.

--------------------------------------------------------------------------------
              COMPARISON OF CHANGE IN VALUE OF $10,000 INVESTMENT
  DIVERSIFIED BOND FUND VS. LEHMAN BROTHERS INTERMEDIATE GOVERNMENT/CORPORATE
                                INDEX ("INDEX")
--------------------------------------------------------------------------------

The following chart reflects the value of a $10,000 investment in the Fund, including reinvested dividends and distributions, over the past 10 fiscal year periods or since inception (for funds lacking 10-year records). The result is compared with a broad-based average or index. The Index excludes the effect of any fees or sales charges. Investment return and principal value of an investment in the Fund will fluctuate so that an investor's shares, when redeemed, may be worth more or less than their original cost. PAST PERFORMANCE IS NOT PREDICTIVE NOR A GUARANTEE OF FUTURE RESULTS.

                           MAY 31, 1997
                          --------------
FUND VALUE                $      19,823
INDEX VALUE               $      21,975

                                 AVERAGE ANNUAL
                                  TOTAL RETURN
                            -------------------------
                             I SHARES*       INDEX
                            -----------   -----------
ONE YEAR                          6.23%         7.38%
FIVE YEAR                         5.14%         6.61%
TEN YEAR                          7.08%         8.19%

                  Fund      Index
EDGAR REPRESENTATION OF DATA POINTS USED IN PRINTED GRAPHIC
31-May-87      $10,000    $10,000
May-88         $10,695    $10,726
May-89         $11,690    $11,714
May-90         $12,644    $12,777
May-91         $13,995    $14,300
May-92         $15,425    $15,956
May-93         $16,467    $17,617
May-94         $16,735    $17,847
May-95         $17,934    $19,568
May-96         $18,661    $20,466
May-97         $19,823    $21,975

* Prior to November 11, 1994, Norwest Investment Management managed a collective trust fund with investment objectives and policies substantially the same as those of the Fund. Performance information includes the performance of the predecessor collective trust fund for periods before it became a mutual fund on November 11, 1994. The collective trust fund performance was adjusted to reflect the Fund's 1994 estimate of its expense ratio for the first year of operations as a mutual fund. The collective trust fund was not registered under the Investment Company Act of 1940 (the "1940 Act") or subject to certain investment restrictions that are imposed by the 1940 Act. If the collective trust fund had been registered under the 1940 Act, the collective trust fund historical return may have been adversely affected. Index returns do not reflect expenses, which have been deducted from the Fund's return.

TOTAL RETURN WOULD HAVE BEEN LOWER HAD CERTAIN FEES AND EXPENSES NOT BEEN VOLUNTARILY WAIVED AND/OR REIMBURSED.

                                                                    [LOGO]

 INVESTMENT ADVISER'S REPORT AND PERFORMANCE DATA (continued)       MAY 31, 1997

--------------------------------------------------------------------------------

 INCOME FUND                                       MANAGED BY: MARJORIE H. GRACE

An interview with Marjorie H. Grace
Portfolio Manager of Income Fund

Q.  Margie, how has the Fund performed?

A. For the twelve months ended May 31, 1997, the Fund achieved a total return of 6.90%, compared to a return of 7.60% for the Lipper Corporate Debt A Rated Funds Average.

Q.  What contributed to the Fund's underperformance relative to its peers?

A. One of the reasons the Fund underperformed was probably due to our longer duration, which clearly delineates the Fund as a longer term income fund. This strategy, however, also makes the Fund more volatile in the short-term. Duration can measure a fund's sensitivity to interest rate changes -- with a "longer-duration" fund, like this Fund, being more sensitive to changes in interest rates than a "shorter-duration" fund. Although it is virtually impossible to measure the duration of the Fund's peer group, we believe the Fund was slightly longer than its peers.

Q. The Fed raised the Fed Funds rate -- the rate banks charge each other for overnight loans -- by 25 basis points in March. Did this move affect the Fund?

A. Yes it did. As mentioned before, due to our longer duration, when interest rates move, the Fund generally reacts more strongly than a shorter duration fund. And keep in mind that, in general, bond funds and bond prices are inversely effected by movements in interest rates.

Q.  What is your outlook on the market?

A. We have a positive view of interest rates. The Fund will continue to be relatively long because we believe there is room for interest rates to decline over the long-term. And we will undoubtedly continue to see short-term volatility in the market.

THE OPINIONS EXPRESSED IN THIS INTERVIEW REFLECT THOSE OF THE PORTFOLIO MANAGER ONLY THROUGH MAY 31, 1997. THE MANAGER'S OPINIONS ARE SUBJECT TO CHANGE AT ANY TIME BASED ON THE MARKET AND OTHER CONDITIONS. THE COMPOSITION, INDUSTRIES AND HOLDINGS OF THE PORTFOLIO ARE SUBJECT TO CHANGE.

THE PERFORMANCE REPRESENTS INFORMATION OF I SHARES.

--------------------------------------------------------------------------------
              COMPARISON OF CHANGE IN VALUE OF $10,000 INVESTMENT
    INCOME FUND VS. LEHMAN BROTHERS INTERMEDIATE GOVERNMENT/CORPORATE INDEX
                                   ("INDEX")
--------------------------------------------------------------------------------

The following chart reflects the value of a $10,000 investment in the Fund, including reinvested dividends and distributions, over the past 10 fiscal year periods or since inception (for funds lacking 10-year records). The result is compared with a broad-based average or index. The Index excludes the effect of any fees or sales charges. Investment return and principal value of an investment in the Fund will fluctuate so that an investor's shares, when redeemed, may be worth more or less than their original cost. PAST PERFORMANCE IS NOT PREDICTIVE NOR A GUARANTEE OF FUTURE RESULTS.

                                         AVERAGE ANNUAL TOTAL RETURN
                            -----------------------------------------------------
                             A SHARES      B SHARES      I SHARES        INDEX
                            -----------   -----------   -----------   -----------
ONE YEAR                          2.80%         4.03%         6.90%         7.38%
FIVE YEAR                         4.64%          N.A.         5.45%         6.61%
SINCE INCEPTION                   7.26%         2.66%         7.67%         8.19%
INCEPTION DATE                   6/9/87        8/5/93       6/9/87*       5/31/87
VALUE MAY 31, 1997              $20,137       $11,159       $20,913       $21,975

                Fund      Index
EDGAR REPRESENTATION OF DATA POINTS USED IN PRINTED GRAPHIC
9-Jun-87      $9,500    $10,000
May-88        $9,625    $10,726
May-89       $11,130    $11,714
May-90       $12,099    $12,777
May-91       $13,597    $14,300
May-92       $15,444    $15,956
May-93       $17,214    $17,617
May-94       $16,943    $17,847
May-95       $18,382    $19,568
May-96       $18,857    $20,466
May-97       $20,137    $21,975

* 8/2/93 was the actual inception date of I Shares of the Fund; however, performance information has been calculated using the inception date of the initial class of shares.

THE ABOVE GRAPH REPRESENTS PERFORMANCE INFORMATION OF A SHARES (THE SOLE CLASS OF SHARES PRIOR TO THE INCEPTION OF OTHER CLASSES). PERFORMANCE OF THE OTHER CLASSES WILL BE GREATER OR LESS THAN THE PERFORMANCE SHOWN BASED ON DIFFERENCES IN SALES CHARGES AND EXPENSES PAID BY SHAREHOLDERS INVESTING IN THE DIFFERENT CLASSES.

TOTAL RETURN WOULD HAVE BEEN LOWER HAD CERTAIN FEES AND EXPENSES NOT BEEN VOLUNTARILY WAIVED AND/OR REIMBURSED.

                                                                    [LOGO]

 INVESTMENT ADVISER'S REPORT AND PERFORMANCE DATA (continued)       MAY 31, 1997

--------------------------------------------------------------------------------

 TOTAL RETURN BOND FUND                              MANAGED BY: DAVID B. KINNEY

An interview with David B. Kinney
Portfolio Manager of Total Return Bond Fund

Q.  Dave, how has the Fund performed?

A. For the twelve months ended May 31, 1997, the Fund achieved a total return of 6.95%, compared to returns of 8.63% for the Lipper Corporate Debt Average BBB-Rated Index and 7.38% for the Lehman Bros. Intermediate Government/Corporate Index. The Fund's year-to-date numbers, however, are significantly higher than both Indices.

Q.  Why did the Fund trail the Indices for the one year period?

A. We seek to provide superior returns through active management of US Government and high-quality, corporate fixed-income securities. As such, we actively manage the Fund's duration. Duration can measure a fund's sensitivity to interest rate changes -- with a "shorter-duration" fund, as this Fund was positioned during the period, being less sensitive to changes in interest rates than a "longer-duration" fund. This strategy contributed to the Fund underperforming the Indices over the one-year period, but has helped the Fund return 33 basis points higher than the Lipper Average over the year-to-date period. And keep in mind that the Lipper Index carries a BBB rating, while the Fund's average holding is AAA.

Q. You have been extending the Fund's duration for most of 1997. How have you done that?

A. Well, there are a few ways we could have extended the Fund's duration. We could have bought additional 10-year Treasuries, but instead we bought some discount GNMA's. These discount GNMA's allowed us to extend the Fund's duration and pick up an additional 70 basis points.

Q. On March 25th, the Fed raised the rate banks charge each other for overnight loans -- the Fed Funds rate -- to 5.50% from 5.25%. What effect did this move have on the Fund?

A. Not very much. Remember, while we certainly keep an eye on interest-rate movements, we do not make interest-rate bets. On the positive side, the short-term interest-rate rise in March did afford us opportunities to extend the Fund's duration. With the economy as a whole being so strong, we believe ultimately that we'll see a cyclical rise in inflation and a cyclical rise in interest rates before we get to the next recession.

Q.  Recession?

A. Well, recession is a relative term. We use that term in the context of today's economy -- now in its seventh year of an economic expansion, one of the largest during the post-war era. To us, a true recession does not seem likely anytime soon because operating rates are high, inventories are low, and real hourly wages are growing faster than anytime in the last fifteen years.

Q.  What's your outlook for the bond markets?

A. Right now, we think there is more risk in the bond markets than there is profit opportunity. We think there has been a desperate search for yield among various sectors, which has narrowed the yield spread in the corporate as well as high yield areas. Over the course of the next year or so, however, we anticipate that these spreads will widen to more historic levels. Regardless, we will continue to actively manage the Fund, especially from a duration standpoint, in order to continue to provide solid returns to shareholders

THE OPINIONS EXPRESSED IN THIS INTERVIEW REFLECT THOSE OF THE PORTFOLIO MANAGER ONLY THROUGH MAY 31, 1997. THE MANAGER'S OPINIONS ARE SUBJECT TO CHANGE AT ANY TIME BASED ON MARKET AND OTHER CONDITIONS. THE COMPOSITION, INDUSTRIES AND HOLDINGS OF THE PORTFOLIO ARE SUBJECT TO CHANGE.

THE PERFORMANCE REPRESENTS INFORMATION OF I SHARES.

--------------------------------------------------------------------------------
              COMPARISON OF CHANGE IN VALUE OF $10,000 INVESTMENT
  TOTAL RETURN BOND FUND VS. LEHMAN BROTHERS INTERMEDIATE GOVERNMENT/CORPORATE
                                INDEX ("INDEX")
--------------------------------------------------------------------------------

The following chart reflects the value of a $10,000 investment in the Fund, including reinvested dividends and distributions, over the past 10 fiscal year periods or since inception (for funds lacking 10-year records). The result is compared with a broad-based average or index. The Index excludes the effect of any fees or sales charges. Investment return and principal value of an investment in the Fund will fluctuate so that an investor's shares, when redeemed, may be worth more or less than their original cost. PAST PERFORMANCE IS NOT PREDICTIVE NOR A GUARANTEE OF FUTURE RESULTS.

                                         AVERAGE ANNUAL TOTAL RETURN
                            -----------------------------------------------------
                             A SHARES      B SHARES      I SHARES        INDEX
                            -----------   -----------   -----------   -----------
ONE YEAR                          2.83%         4.27%         6.95%         7.38%
SINCE INCEPTION                   3.93%         4.13%         5.14%         5.45%
INCEPTION DATE                 12/31/93      12/31/93      12/31/93      12/31/93
VALUE MAY 31, 1997              $11,408       $11,483       $11,869       $11,990

                  Fund      Index
EDGAR REPRESENTATION OF DATA POINTS USED IN PRINTED GRAPHIC
31-Dec-93      $10,000    $10,000
May-94          $9,806     $9,737
May-95         $10,731    $10,676
May-96         $11,098    $11,166
May-97         $11,869    $11,990

THE ABOVE GRAPH REPRESENTS PERFORMANCE INFORMATION OF I SHARES. PERFORMANCE OF THE OTHER CLASSES WILL BE GREATER OR LESS THAN THE PERFORMANCE SHOWN BASED ON DIFFERENCES IN SALES CHARGES AND EXPENSES PAID BY SHAREHOLDERS INVESTING IN THE DIFFERENT CLASSES.

TOTAL RETURN WOULD HAVE BEEN LOWER HAD CERTAIN FEES AND EXPENSES NOT BEEN VOLUNTARILY WAIVED AND/OR REIMBURSED.

                                                                    [LOGO]

 INVESTMENT ADVISER'S REPORT AND PERFORMANCE DATA (continued)       MAY 31, 1997

--------------------------------------------------------------------------------

 LIMITED TERM TAX-FREE FUND MANAGED BY: WILLIAM T. JACKSON AND PATRICIA HOVANETZ

An interview with William T. Jackson
Portfolio Manager of Limited Term Tax-Free Fund

Q.  Bill, how has the Fund performed?

A. For the period since inception on October 1, 1996, the Fund achieved a non-annualized total return of 6.99% through May 31, 1997. For the five month period ended May 31st, the Fund returned 1.75%, compared to a 1.37% return for the Lipper Short Intermediate Municipal Debt Funds Average.

Q.  What led to the Fund outperforming its Lipper peer group?

A. Pinpointing one or two reasons the Fund outperformed its peer group by 38 basis points can be difficult. That being said, I think one reason for our success was the Fund's defensive position. We carried a fair amount of short-term securities and cash equivalents this year. When the market sold off in February and March, the Fund did quite well.

Q.  What was the bond market like over the past year?

A. This past March, the Fed raised the Fed Funds rate -- the rate banks charge each other for overnight loans -- by 25 basis points. Then in May, the Fed decided to leave the Fed Funds rate alone. The bond market has been in what we call a "Fed-watching" mode for well over a year now. We've seen the market go from euphoria to pessimism and back again in a moments turn.

Q. Has this volatility or the raise in short-term interest rates affected the Fund?

A. The Fund was affected by the Fed's move in March to the extent that, in general, bond funds and bond prices are inversely affected by movements in interest rates. But we do not make significant interest-rate bets because we honestly believe that we can not predict interest rates better than anyone else. Rather, we rely on our trading and issue selection experience to add incremental value each day by buying cheaply priced bonds and selling high priced bonds.

Q.  What types of bonds was the Fund buying?

A. The types of bonds the Fund bought could be separated into two categories. There were some bonds that carried additional credit risk and therefore offered a yield premium to the general market. And other bonds carried additional structure risk, typically some type of call option, which again offered a yield premium relative to the market.

Q.  What is your outlook?

A. We have a very positive long-term view of interest rates. With the current progress that has been made on the budget in Washington and the current low inflation environment, we feel that there is room for interest rates to continue to decline. However, we are not surprised when we see short periods of volatility like we saw this spring. Regardless, we will continue to seek high current income that is exempt from federal income taxes for our shareholders.

THE OPINIONS EXPRESSED IN THIS INTERVIEW REFLECT THOSE OF THE PORTFOLIO MANAGER ONLY THROUGH MAY 31, 1997. THE MANAGER'S OPINIONS ARE SUBJECT TO CHANGE AT ANY TIME BASED ON MARKET AND OTHER CONDITIONS. THE COMPOSITION, INDUSTRIES AND HOLDINGS OF THE PORTFOLIO ARE SUBJECT TO CHANGE.

THE PERFORMANCE REPRESENTS INFORMATION OF I SHARES.

--------------------------------------------------------------------------------
              COMPARISON OF CHANGE IN VALUE OF $10,000 INVESTMENT
    LIMITED TERM TAX-FREE FUND VS. LEHMAN QUALITY SHORT TERM INDEX ("INDEX")
--------------------------------------------------------------------------------

The following chart reflects the value of a $10,000 investment in the Fund, including reinvested dividends and distributions, over the past 10 fiscal year periods or since inception (for funds lacking 10-year records). The result is compared with a broad-based average or index. The Index excludes the effect of any fees or sales charges. Investment return and principal value of an investment in the Fund will fluctuate so that an investor's shares, when redeemed, may be worth more or less than their original cost. PAST PERFORMANCE IS NOT PREDICTIVE NOR A GUARANTEE OF FUTURE RESULTS.

                             MAY 31, 1997
                            --------------
FUND VALUE                  $      10,699
INDEX VALUE                 $      10,363

                              AVERAGE ANNUAL TOTAL
                                     RETURN
                            -------------------------
                             I SHARES        INDEX
                            -----------   -----------
ONE YEAR                           N.A.          N.A.
SINCE INCEPTION                  10.68%         5.49%
INCEPTION DATE                  10/1/96       9/30/96

                Fund      Index
EDGAR REPRESENTATION OF DATA POINTS USED IN PRINTED GRAPHIC
1-Oct-96     $10,000    $10,000
Oct-96       $10,387    $10,086
Nov-96       $10,537    $10,211
Dec-96       $10,515    $10,196
Jan-97       $10,555    $10,237
Feb-97       $10,621    $10,303
Mar-97       $10,566    $10,208
Apr-97       $10,616    $10,252
May-97       $10,699    $10,363
Jun-97
Jul-97

THE ABOVE GRAPH REPRESENTS PERFORMANCE INFORMATION OF I SHARES.

TOTAL RETURN WOULD HAVE BEEN LOWER HAD CERTAIN FEES AND EXPENSES NOT BEEN VOLUNTARILY WAIVED AND/OR REIMBURSED.

                                                                    [LOGO]

 INVESTMENT ADVISER'S REPORT AND PERFORMANCE DATA (continued)       MAY 31, 1997

--------------------------------------------------------------------------------

 TAX-FREE INCOME FUND                             MANAGED BY: WILLIAM T. JACKSON

An interview with William T. Jackson
Portfolio Manager of Tax-Free Income Fund

Q.  Bill, how has the Fund performed?

A. We were pleased with the Fund's performance. For the twelve months that ended May 31, 1997, the Fund achieved a total return of 8.54%, compared to a 7.60% return for the Lipper General Municipal Debt Funds Average.

Q.  What led to the Fund's performance?

A. We focus on maintaining positions that have as much upside price potential as they do downside price potential. A big risk in a bond fund -- particularly when the fund invests in callable bonds, as do most municipal bond funds -- is that you end up in a position where a bond can fall in price a lot more than it can rise in price. Our primary value added strategy is to focus on bonds, issue by issue, so that we can buy undervalued bonds and sell overvalued bonds.

Q.  Other strategies?

A. When an issue falls out of favor, we intentionally look for opportunities to realize tax losses. The intent is to build up a loss carryforward at the Fund level, which will effectively give us a tax shield. If we find ourselves in a position of wanting or needing to take gains, we can hopefully do so with little or no capital gain distributions. This strategy should help minimize a taxable event for shareholders.

Q.  The Fund held about 10% in cash towards the end of May. Why?

A. When the market was run-up in May, we simply sold some longer-term bonds and added to the cash position. Generally speaking, we like to have between 5% and 10% in cash equivalents. This gives us flexibility to be more opportunistic in our trading. In other words, if we carry some cash equivalents, we always have some "dry powder" which we can use in an opportunistic way.

Q.  What is your outlook for the bond markets?

A. We have a very positive long-term view of interest rates. We expect, however, short-term market sentiment to be volatile and will react to each of these short-term swings in order to add value. Our philosophy is to not make significant interest-rate bets because we honestly believe that we can not predict interest rates better than anyone else. We liken our strategy to hitting bunts and singles every day, rather than swinging for the fences. It's a strategy that has proved quite successful for our shareholders over the years.

THE OPINIONS EXPRESSED IN THIS INTERVIEW REFLECT THOSE OF THE PORTFOLIO MANAGER ONLY THROUGH MAY 31, 1997. THE MANAGER'S OPINIONS ARE SUBJECT TO CHANGE AT ANY TIME BASED ON MARKET AND OTHER CONDITIONS. THE COMPOSITION, INDUSTRIES AND HOLDINGS OF THE PORTFOLIO ARE SUBJECT TO CHANGE.

THE PERFORMANCE REPRESENTS INFORMATION OF I SHARES.

--------------------------------------------------------------------------------
              COMPARISON OF CHANGE IN VALUE OF $10,000 INVESTMENT
   TAX-FREE INCOME FUND VS. LEHMAN BROTHERS 10-YEAR MUNICIPAL INDEX ("INDEX")
--------------------------------------------------------------------------------

The following chart reflects the value of a $10,000 investment in the Fund, including reinvested dividends and distributions, over the past 10 fiscal year periods or since inception (for funds lacking 10-year records). The result is compared with a broad-based average or index. The Index excludes the effect of any fees or sales charges. Investment return and principal value of an investment in the Fund will fluctuate so that an investor's shares, when redeemed, may be worth more or less than their original cost. PAST PERFORMANCE IS NOT PREDICTIVE NOR A GUARANTEE OF FUTURE RESULTS.

                                         AVERAGE ANNUAL TOTAL RETURN
                            -----------------------------------------------------
                             A SHARES      B SHARES      I SHARES        INDEX
                            -----------   -----------   -----------   -----------
ONE YEAR                          4.38%         5.63%         8.54%         8.18%
FIVE YEAR                         5.50%          N.A.         6.34%         7.48%
SINCE INCEPTION                   6.11%         4.66%         6.65%         7.87%
INCEPTION DATE                   8/1/89        8/6/93       8/1/89*       7/31/89
VALUE MAY 31, 1997              $15,920       $11,904       $16,558       $18,109

                Fund      Index
EDGAR REPRESENTATION OF DATA POINTS USED IN PRINTED GRAPHIC
1-Aug-89      $9,625    $10,000
May-90        $9,972    $10,597
May-91       $10,886    $11,698
May-92       $11,719    $12,785
May-93       $12,641    $14,359
May-94       $12,860    $14,846
May-95       $13,944    $16,179
May-96       $14,681    $17,176
May-97       $15,920    $18,109

* 8/2/93 was the actual inception date of I Shares of the Fund; however, performance information has been calculated using the inception date of the initial class of shares.

THE ABOVE GRAPH REPRESENTS PERFORMANCE INFORMATION OF A SHARES (THE SOLE CLASS OF SHARES PRIOR TO THE INCEPTION OF OTHER CLASSES). PERFORMANCE OF THE OTHER CLASSES WILL BE GREATER OR LESS THAN THE PERFORMANCE SHOWN BASED ON DIFFERENCES IN SALES CHARGES AND EXPENSES PAID BY SHAREHOLDERS INVESTING IN THE DIFFERENT CLASSES.

TOTAL RETURN WOULD HAVE BEEN LOWER HAD CERTAIN FEES AND EXPENSES NOT BEEN VOLUNTARILY WAIVED AND/OR REIMBURSED.

                                                                    [LOGO]

 INVESTMENT ADVISER'S REPORT AND PERFORMANCE DATA (continued)       MAY 31, 1997

--------------------------------------------------------------------------------

 COLORADO TAX-FREE FUND                           MANAGED BY: WILLIAM T. JACKSON

An interview with William T. Jackson
Portfolio Manager of Colorado Tax-Free Fund

Q.  Bill, how has the Fund performed?

A. The Fund performed very well. For the year ended May 31, 1997, the Fund achieved a total return of 9.00%, compared to a 7.54% return for the Lipper Colorado Municipal Debt Funds Average. In fact, the Fund's return has been ahead of its Lipper peer group average for every time period since its inception.

Q.  What led the Fund to such great performance?

A. As I mention in most interviews, it is impossible to pinpoint one or two reasons the Fund outperformed its peer group. Yet, one significant reason for the Fund's success is certainly excellent issuer selection. Our primary value added strategy is to focus on bonds, issue by issue, so that we can buy undervalued bonds and sell overvalued bonds.

Q.  How was the municipal bond market this past year?

A. There was a lot of short-term volatility. In the past year, we have seen credit quality spreads -- which is the premium you get paid to hold lower quality bonds versus higher quality bonds --narrow significantly. We have, therefore, made a strategic decision to sell lower quality bonds and buy higher quality bonds. We feel that this is prudent because the credit risk of the lower quality bonds just was not worth the price, in our opinion. This decision is reflected in the Fund's average holding carrying a quality rating of AA+.

Q.  Why have credit-quality spreads narrowed?

A. Well, histocially, credit spreads have been widest when the risk of default was greatest. If the market has no fear of default, then there will be no credit premium attached to pricing, and credit spreads will be narrow. It's what we call the "greed and fear" pendulum. This market is currently on the greed side of the swing since there is no fear of default.

Q.  What is the Fund's cash position?

A. After bond prices rallied in early May of this year, we raised the Fund's cash position to nearly 10%. This should give us the flexibility to be more opportunistic should attractive buying opportunities become available.

Q.  So, the Fund is not fully invested?

A. No, not at all. A stock fund with a 10% cash position would be considered uninvested. But I view cash as just being short-term bonds. To me, the Fund is fully invested -- it's really a matter of whether the Fund is long or short.

Q.  What is your outlook for the municipal bond markets?

A. Although we expect short term volatility in the market, we have a very positive long-term view of interest rates. And we will continue to seek high current income that is exempt from federal and Colorado state income taxes for our shareholders.

THE OPINIONS EXPRESSED IN THIS INTERVIEW REFLECT THOSE OF THE PORTFOLIO MANAGER ONLY THROUGH MAY 31, 1997. THE MANAGER'S OPINIONS ARE SUBJECT TO CHANGE AT ANY TIME BASED ON MARKET AND OTHER CONDITIONS. THE COMPOSITION, INDUSTRIES AND HOLDINGS OF THE PORTFOLIO ARE SUBJECT TO CHANGE.

THE PERFORMANCE REPRESENTS INFORMATION OF I SHARES.

--------------------------------------------------------------------------------
              COMPARISON OF CHANGE IN VALUE OF $10,000 INVESTMENT
  COLORADO TAX-FREE FUND VS. LEHMAN BROTHERS 10-YEAR MUNICIPAL INDEX ("INDEX")
--------------------------------------------------------------------------------

The following chart reflects the value of a $10,000 investment in the Fund, including reinvested dividends and distributions, over the past 10 fiscal year periods or since inception (for funds lacking 10-year records). The result is compared with a broad-based average or index. The Index excludes the effect of any fees or sales charges. Investment return and principal value of an investment in the Fund will fluctuate so that an investor's shares, when redeemed, may be worth more or less than their original cost. PAST PERFORMANCE IS NOT PREDICTIVE NOR A GUARANTEE OF FUTURE RESULTS.

                                         AVERAGE ANNUAL TOTAL RETURN
                            -----------------------------------------------------
                             A SHARES      B SHARES      I SHARES        INDEX
                            -----------   -----------   -----------   -----------
ONE YEAR                          4.91%         6.19%         9.00%         8.18%
SINCE INCEPTION                   4.92%         4.86%         5.92%         6.30%
INCEPTION DATE                   6/1/93        8/2/93       6/1/93*       5/31/93
VALUE MAY 31, 1997              $12,119       $11,993       $12,590       $12,772

                Fund      Index
EDGAR REPRESENTATION OF DATA POINTS USED IN PRINTED GRAPHIC
1-Jun-93      $9,625    $10,000
May-94        $9,820    $10,339
May-95       $10,553    $11,268
May-96       $11,118    $11,962
May-97       $12,119    $12,940

* 8/23/93 was the actual inception date of I Shares of the Fund; however, performance information has been calculated using the inception date of the initial class of shares.

THE ABOVE GRAPH REPRESENTS PERFORMANCE INFORMATION OF A SHARES (THE SOLE CLASS OF SHARES PRIOR TO THE INCEPTION OF OTHER CLASSES). PERFORMANCE OF THE OTHER CLASSES WILL BE GREATER OR LESS THAN THE PERFORMANCE SHOWN BASED ON DIFFERENCES IN SALES CHARGES AND EXPENSES PAID BY SHAREHOLDERS INVESTING IN THE DIFFERENT CLASSES.

TOTAL RETURN WOULD HAVE BEEN LOWER HAD CERTAIN FEES AND EXPENSES NOT BEEN VOLUNTARILY WAIVED AND/OR REIMBURSED.

                                                                    [LOGO]

 INVESTMENT ADVISER'S REPORT AND PERFORMANCE DATA (continued)       MAY 31, 1997

--------------------------------------------------------------------------------

 MINNESOTA TAX-FREE FUND                        MANAGED BY: PATRICIA D. HOVANETZ

An interview with Patricia D. Hovanetz
Portfolio Manager of Minnesota Tax-Free Fund

Q.  Pat, how has the Fund performed?

A. For the year ended May 31, 1997, the Fund achieved a total return of 7.98%, compared to a 7.21% return for the Lipper Minnesota Muni Debt Funds Average.

Q.  What led to the Fund outperforming its Lipper peer group?

A. We diligently focus to keep the convexity structure of the Fund favorable. In other words, we make sure that we don't hold too many bonds that have more downside than upside price potential. And I think we have done a good job with issue selection. Being a Minnesota resident also helps us to know which names have appeal.

Q.  Any other reasons?

A. Although it is virtually impossible to measure the duration of the Fund's peer group, we believe the Fund is slightly longer than its peers. In the current market, which has been quite strong, the Fund's longer duration was an expected plus.

Q.  How was the Minnesota bond market this past year?

A. Well, there really has been a dearth of new issues since the first of the year. With most single-state funds, there is usually a flood of issues in January and February and the summer months are typically slow. This year, to us, seems significantly slower than summers gone by.

Q.  What is the Fund's cash position?

A. The Fund currently has about 8% in cash, which is higher than our usual 3-5%. The reason the Fund has such a large cash position is that we were simply reluctant to pay high prices for bonds that we believed carried poor structure. It has been a real struggle to find bonds with good structure -- better than average call or non-callable features -- because these bonds have been bid up in price. Plus, having this amount in cash should allow us flexibility when the market cools off and better opportunities come along.

Q.  What is your outlook for the Fund?

A. I am more bullish than bearish. The fundamentals, mainly low inflation and moderate growth in the economy, are there for a good bond market. We will continue to focus on the same strategy that led us to outperform our peer group and will continue to seek high current income that is exempt from federal and Minnesota state income taxes.

THE OPINIONS EXPRESSED IN THIS INTERVIEW REFLECT THOSE OF THE PORTFOLIO MANAGER ONLY THROUGH MAY 31, 1997. THE MANAGER'S OPINIONS ARE SUBJECT TO CHANGE AT ANY TIME BASED ON MARKET AND OTHER CONDITIONS. THE COMPOSITION, INDUSTRIES AND HOLDINGS OF THE PORTFOLIO ARE SUBJECT TO CHANGE.

THE PERFORMANCE REPRESENTS INFORMATION OF I SHARES.

--------------------------------------------------------------------------------
              COMPARISON OF CHANGE IN VALUE OF $10,000 INVESTMENT
 MINNESOTA TAX-FREE FUND VS. LEHMAN BROTHERS 10-YEAR MUNICIPAL INDEX ("INDEX")
--------------------------------------------------------------------------------

The following chart reflects the value of a $10,000 investment in the Fund, including reinvested dividends and distributions, over the past 10 fiscal year periods or since inception (for funds lacking 10-year records). The result is compared with a broad-based average or index. The Index excludes the effect of any fees or sales charges. Investment return and principal value of an investment in the Fund will fluctuate so that an investor's shares, when redeemed, may be worth more or less than their original cost. PAST PERFORMANCE IS NOT PREDICTIVE NOR A GUARANTEE OF FUTURE RESULTS.

                                         AVERAGE ANNUAL TOTAL RETURN
                            -----------------------------------------------------
                             A SHARES      B SHARES      I SHARES        INDEX
                            -----------   -----------   -----------   -----------
ONE YEAR                          3.94%         5.18%         7.98%         8.18%
FIVE YEAR                         5.51%          N.A.         6.32%         7.48%
SINCE INCEPTION                   6.32%         4.32%         6.75%         8.21%
INCEPTION DATE                  1/12/88        8/6/93      1/12/88*      12/31/87
VALUE MAY 31, 1997              $17,775       $11,757       $18,467       $21,032

                 Fund      Index
EDGAR REPRESENTATION OF DATA POINTS USED IN PRINTED GRAPHIC
12-Jan-88      $9,625    $10,000
May-88         $9,511    $10,300
May-89        $10,621    $11,312
May-90        $11,240    $12,303
May-91        $12,167    $13,580
May-92        $13,084    $14,842
May-93        $14,307    $16,669
May-94        $14,586    $17,235
May-95        $15,833    $18,782
May-96        $16,461    $19,940
May-97        $17,775    $21,570

* 8/2/93 was the actual inception date of I Shares of the Fund; however, performance information has been calculated using the inception date of the initial class of shares.

THE ABOVE GRAPH REPRESENTS PERFORMANCE INFORMATION OF A SHARES (THE SOLE CLASS OF SHARES PRIOR TO THE INCEPTION OF OTHER CLASSES). PERFORMANCE OF THE OTHER CLASSES WILL BE GREATER OR LESS THAN THE PERFORMANCE SHOWN BASED ON DIFFERENCES IN SALES CHARGES AND EXPENSES PAID BY SHAREHOLDERS INVESTING IN THE DIFFERENT CLASSES.

TOTAL RETURN WOULD HAVE BEEN LOWER HAD CERTAIN FEES AND EXPENSES NOT BEEN VOLUNTARILY WAIVED AND/OR REIMBURSED.

                                                                    [LOGO]

 INVESTMENT ADVISER'S REPORT AND PERFORMANCE DATA (continued)       MAY 31, 1997

--------------------------------------------------------------------------------

 CONSERVATIVE BALANCED FUND
                    MANAGED BY: NORWEST INVESTMENT MANAGEMENT--MULTIPLE MANAGERS

CONSERVATIVE BALANCED FUND seeks to provide a combination of current income and capital appreciation by diversifying investment of the Fund's assets among stocks, bonds and other fixed income instruments through investment in several equity and fixed income investment styles. In other words, the Fund is designed for investors seeking to invest in fixed income securities with limited exposure to equity securities. The Fund has a 75% bond and 25% stock mix and is managed by multiple managers.

For the year ended May 31, 1997, the Fund returned 9.58%, compared to a return of 9.95% to its Benchmark, which represents the appropriate base allocation percentages applied to the Lipper Universe of the underlying component portfolios.

All four components in the Fund performed well during the year, enabling the Fund to continue delivering attractive risk-adjusted returns. The short maturity investments segment yielded 5.72%, the stable income style yielded 6.24%, the diversified bond portfolio rose 6.22%, and the diversified equity style returned 20.76%.

The bond market, as measured by the Lehman Brothers Aggregate Bond Index, returned 8.32% for the twelve months ending May 31, 1997, compared to an 8.84% return over the past ten years. Bond prices throughout the period were volatile and reacted rapidly to changes in financial news.

The stock market continued its breathtaking pace over the past year with the Standard & Poor's 500 Index returning 29.41%, compared to a 14.72% average annual return for the past ten years. A healthy economy, low inflation, and optimism over corporate earnings prospects helped drive the S&P's returns.

THE COMPOSITION, INDUSTRIES AND HOLDINGS OF EACH STYLE ARE SUBJECT TO CHANGE.

THE PERFORMANCE REPRESENTS INFORMATION OF I SHARES.

--------------------------------------------------------------------------------
              COMPARISON OF CHANGE IN VALUE OF $10,000 INVESTMENT
CONSERVATIVE BALANCED FUND VS. STANDARD & POOR'S 500 INDEX ("S&P 500 INDEX") AND
    LEHMAN BROTHERS INTERMEDIATE GOVERNMENT/CORPORATE INDEX ("LEHMAN INDEX")
--------------------------------------------------------------------------------
The following chart reflects the value of a $10,000 investment in the Fund, including reinvested dividends and distributions, over the past 10 fiscal year periods or since inception (for funds lacking 10-year records). The result is compared with two broad-based averages or indices. These indices exclude the effect of any fees or sales charges. Investment return and principal value of an investment in the Fund will fluctuate so that an investor's shares, when redeemed, may be worth more or less than their original cost. PAST PERFORMANCE IS NOT PREDICTIVE NOR A GUARANTEE OF FUTURE RESULTS.

                           MAY 31, 1997
                          --------------
FUND VALUE                $      20,116
S&P 500 INDEX             $      34,577
LEHMAN INDEX              $      19,131

                                  AVERAGE ANNUAL TOTAL RETURN
                            ---------------------------------------
                                            S&P 500       LEHMAN
                             I SHARES*       INDEX         INDEX
                            -----------   -----------   -----------
ONE YEAR                          9.58%        29.41%         7.38%
FIVE YEAR                         7.95%        18.38%         6.61%
SINCE INCEPTION                   9.03%        16.59%         8.36%
INCEPTION DATE                5/1/89       4/30/89       4/30/89

                Fund    S&P 500   Lehman Int Corp/Gvt.
EDGAR REPRESENTATION OF DATA POINTS USED IN PRINTED GRAPHIC
5/1/89       $10,000    $10,000                $10,000
May-89       $10,189    $10,356                $10,198
May-90       $11,282    $12,129                $11,123
May-91       $12,528    $13,556                $12,449
May-92       $13,721    $14,889                $13,891
May-93       $14,731    $16,614                $15,337
May-94       $15,309    $17,318                $15,537
May-95       $16,663    $20,808                $17,035
May-96       $18,356    $26,721                $17,817
May-97       $20,116    $34,577                $19,131

* Prior to November 11, 1994, Norwest Investment Management managed a collective trust fund with investment objectives and policies substantially the same as those of the Fund. Performance information includes the performance of the predecessor collective trust fund for periods before it became a mutual fund on November 11, 1994. The collective trust fund performance was adjusted to reflect the Fund's 1994 estimate of its expense ratio for the first year of operations as a mutual fund. The collective trust fund was not registered under the Investment Company Act of 1940 (the "1940 Act") or subject to certain investment restrictions that are imposed by the 1940 Act. If the collective trust fund had been registered under the 1940 Act, the collective trust fund historical return may have been adversely affected. Index returns do not reflect expenses, which have been deducted from the Fund's return.

TOTAL RETURN WOULD HAVE BEEN LOWER HAD CERTAIN FEES AND EXPENSES NOT BEEN VOLUNTARILY WAIVED AND/OR REIMBURSED.

                                                                    [LOGO]

 INVESTMENT ADVISER'S REPORT AND PERFORMANCE DATA (continued)       MAY 31, 1997

--------------------------------------------------------------------------------

 MODERATE BALANCED FUND
                    MANAGED BY: NORWEST INVESTMENT MANAGEMENT--MULTIPLE MANAGERS

MODERATE BALANCED FUND seeks a combination of current income and capital appreciation by diversifying investment of the Fund's assets among stocks, bonds and other fixed income investments through investment in several equity and fixed income investment styles. In other words, the Fund is designed for investors seeking roughly equivalent exposures to fixed income securities and equity securities. The Fund has a 60% bond and 40% bond mix and is managed by multiple managers.

For the year ended May 31, 1997, the Fund returned 12.04%, compared to a return of 11.95% to its Benchmark, which represents the appropriate base allocation percentages applied to the Lipper Universe of the underlying component portfolios.

All three components in the Fund performed well during the year, enabling the Fund to continue delivering attractive risk-adjusted returns. The stable income style yielded 6.24%, the diversified bond portfolio rose 6.22%, and the diversified equity style returned 20.76%.

The bond market, as measured by the Lehman Brothers Aggregate Bond Index, returned 8.32% this past year, compared to an 8.84% average annual return over the past ten years. This past March, the Fed raised the Fed Funds rate, the rate banks charge each other for overnight loans, by .25%.

The stock market continued its record-setting climb this past year with the Standard & Poor's 500 Index returning 29.41% for the twelve months ending May 31, 1997, compared to a 14.72% average annual return for the past ten years. A healthy economy, low inflation, and optimism over corporate earnings prospects helped drive the S&P's returns.

THE COMPOSITION, INDUSTRIES AND HOLDINGS OF EACH STYLE ARE SUBJECT TO CHANGE.

THE PERFORMANCE REPRESENTS INFORMATION OF I SHARES.

--------------------------------------------------------------------------------
              COMPARISON OF CHANGE IN VALUE OF $10,000 INVESTMENT
  MODERATE BALANCED FUND VS. STANDARD & POOR'S 500 INDEX ("S&P 500 INDEX") AND
    LEHMAN BROTHERS INTERMEDIATE GOVERNMENT/CORPORATE INDEX ("LEHMAN INDEX")
--------------------------------------------------------------------------------

The following chart reflects the value of a $10,000 investment in the Fund, including reinvested dividends and distributions, over the past 10 fiscal year periods or since inception (for funds lacking 10-year records). The result is compared with two broad-based averages or indices. These indices exclude the effect of any fees or sales charges. Investment return and principal value of an investment in the Fund will fluctuate so that an investor's shares, when redeemed, may be worth more or less than their original cost. PAST PERFORMANCE IS NOT PREDICTIVE NOR A GUARANTEE OF FUTURE RESULTS.

                           MAY 31, 1997
                          --------------
FUND VALUE                $      22,736
S&P 500 INDEX             $      34,577
LEHMAN INDEX              $      19,131

                                  AVERAGE ANNUAL TOTAL RETURN
                            ---------------------------------------
                                            S&P 500       LEHMAN
                             I SHARES*       INDEX         INDEX
                            -----------   -----------   -----------
ONE YEAR                         12.04%        29.41%         7.38%
FIVE YEAR                         9.64%        18.38%         6.61%
SINCE INCEPTION                  10.68%        16.59%         8.36%
INCEPTION DATE                  5/1/89       4/30/89       4/30/89

                Fund    S&P 500   Lehman Int Corp/Gvt.
EDGAR REPRESENTATION OF DATA POINTS USED IN PRINTED GRAPHIC
5/1/89       $10,000    $10,000                $10,000
May-89       $10,228    $10,356                $10,198
May-90       $11,673    $12,129                $11,123
May-91       $13,017    $13,556                $12,449
May-92       $14,350    $14,889                $13,891
May-93       $15,512    $16,614                $15,337
May-94       $16,186    $17,318                $15,537
May-95       $17,823    $20,808                $17,035
May-96       $20,292    $26,721                $17,817
May-97       $22,736    $34,577                $19,131

* Prior to November 11, 1994, Norwest Investment Management managed a collective trust fund with investment objectives and policies substantially the same as those of the Fund. Performance information includes the performance of the predecessor collective trust fund for periods before it became a mutual fund on November 11, 1994. The collective trust fund performance was adjusted to reflect the Fund's 1994 estimate of its expense ratio for the first year of operations as a mutual fund. The collective trust fund was not registered under the Investment Company Act of 1940 (the "1940 Act") or subject to certain investment restrictions that are imposed by the 1940 Act. If the collective trust fund had been registered under the 1940 Act, the collective trust fund historical return may have been adversely affected. Index returns do not reflect expenses, which have been deducted from the Fund's return.

TOTAL RETURN WOULD HAVE BEEN LOWER HAD CERTAIN FEES AND EXPENSES NOT BEEN VOLUNTARILY WAIVED AND/OR REIMBURSED.

                                                                    [LOGO]

 INVESTMENT ADVISER'S REPORT AND PERFORMANCE DATA (continued)       MAY 31, 1997

--------------------------------------------------------------------------------

 GROWTH BALANCED FUND
                    MANAGED BY: NORWEST INVESTMENT MANAGEMENT--MULTIPLE MANAGERS

GROWTH BALANCED FUND seeks a combination of current income and capital appreciation by diversifying investment of the Fund's assets between stocks and bonds through investment in several equity and fixed income investment styles. In other words, the Fund is designed for investors seeking long-term capital appreciation in the equity securities market in a balanced fund. The Fund has a 65% stock and 35% bond mix and is managed by multiple managers.

For the year ended May 31, 1997, the Fund returned 15.81%, compared to a return of 15.18% to its Benchmark, which represents the appropriate base allocation percentages applied to the Lipper Universe of the underlying component portfolios.

Both components in the Fund performed well during the year, enabling the Fund to continue delivering attractive risk-adjusted returns. The diversified bond portfolio rose 6.22%, and the diversified equity style returned 20.76%.

The stock market continued reaching new heights this past year with the Standard & Poor's 500 Index returning 29.41% for the twelve months ending May 31, 1997, compared to a 14.72% average annual return for the past ten years. A healthy economy, low inflation, and optimism over corporate earnings prospects helped drive the S&P's returns.

The bond market, as measured by the Lehman Brothers Aggregate Bond Index, returned 8.32% this past year, compared to an 8.84% average annual return over the past ten years.

THE COMPOSITION, INDUSTRIES AND HOLDINGS OF EACH STYLE ARE SUBJECT TO CHANGE.

THE PERFORMANCE REPRESENTS INFORMATION OF I SHARES.

--------------------------------------------------------------------------------
              COMPARISON OF CHANGE IN VALUE OF $10,000 INVESTMENT
   GROWTH BALANCED FUND VS. STANDARD & POOR'S 500 INDEX ("S&P 500 INDEX") AND
                                LEHMAN BROTHERS
            INTERMEDIATE GOVERNMENT/CORPORATE INDEX ("LEHMAN INDEX")
--------------------------------------------------------------------------------

The following chart reflects the value of a $10,000 investment in the Fund, including reinvested dividends and distributions, over the past 10 fiscal year periods or since inception (for funds lacking 10-year records). The result is compared with two broad-based averages or indices. These indices exclude the effect of any fees or sales charges. Investment return and principal value of an investment in the Fund will fluctuate so that an investor's shares, when redeemed, may be worth more or less than their original cost. PAST PERFORMANCE IS NOT PREDICTIVE NOR A GUARANTEE OF FUTURE RESULTS.

                             MAY 31, 1997
                            --------------
FUND VALUE                  $      26,053
S&P 500 INDEX               $      34,577
LEHMAN INDEX                $      19,131

                                  AVERAGE ANNUAL TOTAL RETURN
                            ---------------------------------------
                                            S&P 500       LEHMAN
                             I SHARES*       INDEX         INDEX
                            -----------   -----------   -----------
ONE YEAR                         15.81%        29.41%         7.38%
FIVE YEAR                        12.17%        18.38%         6.61%
SINCE INCEPTION                  12.56%        16.59%         8.36%
INCEPTION DATE                  5/1/89       4/30/89       4/30/89

                Fund    S&P 500   Lehman Int Corp/Gvt.
EDGAR REPRESENTATION OF DATA POINTS USED IN PRINTED GRAPHIC
5/1/89       $10,000    $10,000                $10,000
May-89       $10,155    $10,356                $10,198
May-90       $11,720    $12,129                $11,123
May-91       $13,201    $13,556                $12,449
May-92       $14,669    $14,889                $13,891
May-93       $15,981    $16,614                $15,337
May-94       $16,759    $17,318                $15,537
May-95       $18,781    $20,808                $17,035
May-96       $22,496    $26,721                $17,817
May-97       $26,053    $34,577                $19,131

* Prior to November 11, 1994, Norwest Investment Management managed a collective trust fund with investment objectives and policies substantially the same as those of the Fund. Performance information includes the performance of the predecessor collective trust fund for periods before it became a mutual fund on November 11, 1994. The collective trust fund performance was adjusted to reflect the Fund's 1994 estimate of its expense ratio for the first year of operations as a mutual fund. The collective trust fund was not registered under the Investment Company Act of 1940 (the "1940 Act") or subject to certain investment restrictions that are imposed by the 1940 Act. If the collective trust fund had been registered under the 1940 Act, the collective trust fund historical return may have been adversely affected. Index returns do not reflect expenses, which have been deducted from the Fund's return.

TOTAL RETURN WOULD HAVE BEEN LOWER HAD CERTAIN FEES AND EXPENSES NOT BEEN VOLUNTARILY WAIVED AND/OR REIMBURSED.

                                                                    [LOGO]

 INVESTMENT ADVISER'S REPORT AND PERFORMANCE DATA (continued)       MAY 31, 1997

--------------------------------------------------------------------------------

 INCOME EQUITY FUND                                 MANAGED BY: DAVID L. ROBERTS

An interview with David L. Roberts
Portfolio Manager of Income Equity Fund

Q.  Dave, how has the Fund performed?

A. For the year ended May 31, 1997, the Fund achieved a total return of 22.40%, compared to returns of 22.43% for the Lipper Growth Funds Average and 29.41% for the S&P 500 Index.

Q.  What led to the Fund's performance relative to its Lipper peer group?

A. There were two reasons why the Fund trailed its Lipper peer group by 3 basis points. The first reason was the Fund's smaller relative position in the finance sector, which performed quite well. Over the period, we reduced our position in this sector and beefed up our position in consumer cyclicals. The other sector that was a drag on the Fund's performance was the technology sector. Considering the characteristics of companies that we are looking for, we had trouble finding yield and value with reasonable growth in the technology sector. So our holdings were more "hardware oriented" in the technology sector with companies such as Hewlett Packard, AMP and Lucent Technologies. While the technology sector as a whole did quite well, it was driven mainly by the software companies such as Microsoft and Intel, with less appreciation coming from the "hardware" companies.

Q. You've mentioned the technology, consumer cyclicals and finance sectors. Is there a large commitment to any particular sector?

A. Although we don't make sector bets, we see many opportunities in capital goods and energy and will most likely continue to be overweighted in these areas, relative to some of our peers. We believe that capital goods will continue to perform well because of widespread restructuring, the global economic environment and the demographics of committing to capital versus labor. We also believe that capital goods are undervalued in relation to consumer goods. Over very long periods of time, capital goods tend to be at parity with consumer stocks. The energy sector gives us good value and yield. As a whole, the sector is much less sensitive to oil prices than in the past. International oil companies have increased their returns on capital from about 8.5% to 11% from 1990 through 1995, despite declining oil prices in 1996.

Q.  What is your outlook on the market?

A. We think the market is highly valued, but there is probably no reason for it not to be. We think that the combination of today's inflation coupled with the current business environment is really unprecedented. And many US companies, because of some restructurings, are poised to continue to grow in the ever expanding global economy -- especially the large US companies with significant operations overseas. We do, however, expect earnings to slow down to around 8-10% in the upcoming year.

THE OPINIONS EXPRESSED IN THIS INTERVIEW REFLECT THOSE OF THE PORTFOLIO MANAGER ONLY THROUGH MAY 31, 1997. THE MANAGER'S OPINIONS ARE SUBJECT TO CHANGE AT ANY TIME BASED ON MARKET AND OTHER CONDITIONS. THE COMPOSITION, INDUSTRIES AND HOLDINGS OF THE PORTFOLIO ARE SUBJECT TO CHANGE.

THE PERFORMANCE REPRESENTS INFORMATION OF I SHARES.

--------------------------------------------------------------------------------
              COMPARISON OF CHANGE IN VALUE OF $10,000 INVESTMENT
          INCOME EQUITY FUND VS. STANDARD & POOR'S 500 INDEX ("INDEX")
--------------------------------------------------------------------------------

The following chart reflects the value of a $10,000 investment in the Fund, including reinvested dividends and distributions, over the past 10 fiscal year periods or since inception (for funds lacking 10-year records). The result is compared with a broad-based average or index. The Index excludes the effect of any fees or sales charges. Investment return and principal value of an investment in the Fund will fluctuate so that an investor's shares, when redeemed, may be worth more or less than their original cost. PAST PERFORMANCE IS NOT PREDICTIVE NOR A GUARANTEE OF FUTURE RESULTS.

                                         AVERAGE ANNUAL TOTAL RETURN
                            -----------------------------------------------------
                             A SHARES*     B SHARES      I SHARES*       INDEX
                            -----------   -----------   -----------   -----------
ONE YEAR                         16.89%        18.48%        22.40%        29.41%
FIVE YEAR                        15.88%          N.A.        16.95%        18.38%
SINCE INCEPTION                  15.84%        19.43%        16.49%        17.13%
INCEPTION DATE                  3/31/89        5/2/96       3/31/89       3/31/89
VALUE MAY 31, 1997              $33,267       $12,119       $34,835       $36,370

               FUND       INDEX
EDGAR REPRESENTATION OF DATA POINTS USED IN PRINTED GRAPHIC
31-Mar-89      $10,000    $10,000
May-89         $10,972    $10,893
May-90         $12,624    $12,758
May-91         $14,599    $14,259
May-92         $15,914    $15,661
May-93         $17,614    $17,476
May-94         $17,832    $18,216
May-95         $22,163    $21,887
May-96         $28,459    $28,106
May-97         $34,835    $36,370

* Prior to November 11, 1994, Norwest Investment Management managed a collective trust fund with investment objectives and policies substantially the same as those of the Fund. Performance information includes the performance of the predecessor collective trust fund for periods before it became a mutual fund on November 11, 1994. The collective trust fund performance was adjusted to reflect the Fund's 1994 estimate of its expense ratio for the first year of operations as a mutual fund. The collective trust fund was not registered under the Investment Company Act of 1940 (the "1940 Act") or subject to certain investment restrictions that are imposed by the 1940 Act. If the collective trust fund had been registered under the 1940 Act, the collective trust fund historical return may have been adversely affected. Index returns do not reflect expenses, which have been deducted from the Fund's return.

THE ABOVE GRAPH REPRESENTS PERFORMANCE INFORMATION OF I SHARES (THE SOLE CLASS OF SHARES PRIOR TO THE INCEPTION OF OTHER CLASSES). PERFORMANCE OF THE OTHER CLASSES WILL BE GREATER OR LESS THAN THE PERFORMANCE SHOWN BASED ON DIFFERENCES IN SALES CHARGES AND EXPENSES PAID BY SHAREHOLDERS INVESTING IN THE DIFFERENT CLASSES.

TOTAL RETURN WOULD HAVE BEEN LOWER HAD CERTAIN FEES AND EXPENSES NOT BEEN VOLUNTARILY WAIVED AND/OR REIMBURSED.

                                                                    [LOGO]

 INVESTMENT ADVISER'S REPORT AND PERFORMANCE DATA (continued)       MAY 31, 1997

--------------------------------------------------------------------------------

 VALUGROWTH-SM- STOCK FUND                             MANAGED BY: DAVID S. LUNT

An interview with David S. Lunt
One of the Portfolio Managers of ValuGrowth Stock Fund

Q.  Dave, how has the Fund performed?

A. For the twelve months that ended May 31, 1997, the Fund returned 23.30%, compared to a 17.72% return for the Lipper Growth Funds Average and 29.41% for the S&P 500 Index.

Q. Before we discuss the reasons for the Fund's performance, can you explain how the Fund is managed?

A. Sure. The Fund is managed by a ValuGrowth Team which has been in place for more than a year. This team consists of five people focusing their energies on the Fund. Of course, there has not been any change in the style of the Fund -- we pursue high growth companies that we can find at reasonable prices.

Q.  What contributed to the Fund's performance?

A. One reason for the Fund's strong performance was that the Fund had more of a large-cap exposure than our peer group. And this past year has been a market predominantly driven by the large caps. Part of the reason our Fund lagged the S&P was due to the very narrow nature of the S&P's strong advance. A small handful of the very large, blue-chip stocks drove the returns of the S&P. While our Fund had more of a large cap weighting than the Lipper average, it was still smaller than the large cap stocks that propelled the S&P.

Q.  Were there any underlying themes to your stock picking?

A. We tend to be equally weighted in our positions. At different times during the year, the Fund held anywhere from 50-60 positions. This leads to an average position of approximately 2%. We often stick our toe in the water with a 1% position when we are adding a new position to the Fund. And of course we tend to invest slightly more where we have the most confidence from a fundamental perspective and if the stock has some decent momentum from an earnings perspective.

Q.  Is there a large commitment to a particular sector?

A. No, there really isn't. We like to consider the Fund "economically neutral." With all the volatility in the economy, it does not make sense to try to predict which way the market is heading. Instead, we thoroughly examine the fundamentals of our holdings.

Q.  What is the Fund's cash position?

A. I intend to have the Fund fully invested at all times. Any cash in the Fund is strictly frictional cash. Frictional cash is a result of the Fund's daily inflows and outflows.

Q.  What is your outlook for the Fund?

A. We don't really try to predict the market. We do, however, believe that it is going to be difficult for many companies to continue the dramatic earnings growth that they have experienced in the past five years. At the same time, we feel that there are some dynamics within the market that should allow us to continue to perform well.

THE OPINIONS EXPRESSED IN THIS INTERVIEW REFLECT THOSE OF THE PORTFOLIO MANAGER ONLY THROUGH MAY 31, 1997. THE MANAGER'S OPINIONS ARE SUBJECT TO CHANGE AT ANY TIME BASED ON MARKET AND OTHER CONDITIONS. THE COMPOSITION, INDUSTRIES AND HOLDINGS OF THE PORTFOLIO ARE SUBJECT TO CHANGE.

THE PERFORMANCE REPRESENTS INFORMATION OF I SHARES.

--------------------------------------------------------------------------------
              COMPARISON OF CHANGE IN VALUE OF $10,000 INVESTMENT
      VALUGROWTH-SM- STOCK FUND VS. STANDARD & POOR'S 500 INDEX ("INDEX")
--------------------------------------------------------------------------------

The following chart reflects the value of a $10,000 investment in the Fund, including reinvested dividends and distributions, over the past 10 fiscal year periods or since inception (for funds lacking 10-year records). The result is compared with a broad-based average or index. The Index excludes the effect of any fees or sales charges. Investment return and principal value of an investment in the Fund will fluctuate so that an investor's shares, when redeemed, may be worth more or less than their original cost. PAST PERFORMANCE IS NOT PREDICTIVE NOR A GUARANTEE OF FUTURE RESULTS.

                                         AVERAGE ANNUAL TOTAL RETURN
                            -----------------------------------------------------
                             A SHARES      B SHARES      I SHARES        INDEX
                            -----------   -----------   -----------   -----------
ONE YEAR                         17.75%        19.33%        23.30%        29.41%
FIVE YEAR                        12.01%          N.A.        13.01%        18.38%
SINCE INCEPTION                  13.10%        13.70%        13.63%        17.43%
INCEPTION DATE                   1/8/88        8/5/93       1/8/88*      12/31/87
VALUE MAY 31, 1997              $31,814       $16,353       $33,244       $45,392

                Fund      Index
EDGAR REPRESENTATION OF DATA POINTS USED IN PRINTED GRAPHIC
8-Jan-88      $9,550    $10,000
May-88        $9,348    $10,775
May-89       $11,486    $13,595
May-90       $13,907    $15,923
May-91       $15,205    $17,796
May-92       $17,225    $19,545
May-93       $18,830    $21,811
May-94       $19,147    $22,734
May-95       $21,200    $27,316
May-96       $25,798    $35,078
May-97       $31,814    $45,392

* 8/2/93 was the actual inception date of I Shares of the Fund; however, performance information has been calculated using the inception date of the initial class of shares.

THE ABOVE GRAPH REPRESENTS PERFORMANCE INFORMATION OF A SHARES (THE SOLE CLASS OF SHARES PRIOR TO THE INCEPTION OF OTHER CLASSES). PERFORMANCE OF THE OTHER CLASSES WILL BE GREATER OR LESS THAN THE PERFORMANCE SHOWN BASED ON DIFFERENCES IN SALES CHARGES AND EXPENSES PAID BY SHAREHOLDERS INVESTING IN THE DIFFERENT CLASSES.

TOTAL RETURN WOULD HAVE BEEN LOWER HAD CERTAIN FEES AND EXPENSES NOT BEEN VOLUNTARILY WAIVED AND/OR REIMBURSED.

                                                                    [LOGO]

 INVESTMENT ADVISER'S REPORT AND PERFORMANCE DATA (continued)       MAY 31, 1997

--------------------------------------------------------------------------------

 INDEX FUND                CO-MANAGED BY: DAVID D. SYLVESTER AND LAURIE R. WHITE

An interview with Laurie R. White
Portfolio Manager of Index Fund

Q.  Laurie, how has the Fund performed?

A. For the year ended May 31, 1997, the Fund returned 29.02%, compared to returns of 28.80% for the Lipper S&P 500 Index Funds Average and 29.41% for the S&P 500 Index.

Q.  What contributed to the Fund's performance?

A. Our mandate is to completely replicate the S&P 500 Index. This means that we purchase all of the securities in the Index, within the proper weightings. This strategy has been successful and has resulted in performance closely tracking the Index.

Q.  Is the Fund fully invested?

A. We keep a portion of the Fund in cash in order to handle purchases and redemptions without requiring us to execute stock transactions. The way we reduce the drag of cash is to hedge our cash position by investing in S&P futures contracts. This effectively gives us a 100% equity position.

Q.  Do you consider management of the Fund to be active or passive?

A. Since the management of the Fund is based completely on replicating the S&P, we consider management of the Fund to be passive. The only active management in the Fund is in its cash position.

Q.  What is your outlook for the stock market?

A. Again, since we position the Fund to replicate the Index, our outlook for the market in no way impacts the Fund's performance. We believe that our careful replication and active management of the cash position will allow the Fund to continue to perform in line with the Index.

THE OPINIONS EXPRESSED IN THIS INTERVIEW REFLECT THOSE OF THE PORTFOLIO MANAGER ONLY THROUGH MAY 31, 1997. THE MANAGER'S OPINIONS ARE SUBJECT TO CHANGE AT ANY TIME BASED ON THE MARKET AND OTHER CONDITIONS. THE COMPOSITION, INDUSTRIES AND HOLDINGS OF THE PORTFOLIO ARE SUBJECT TO CHANGE.

THE PERFORMANCE REPRESENTS INFORMATION OF I SHARES.

--------------------------------------------------------------------------------
              COMPARISON OF CHANGE IN VALUE OF $10,000 INVESTMENT
              INDEX FUND VS. STANDARD & POOR'S 500 INDEX ("INDEX")
--------------------------------------------------------------------------------

The following chart reflects the value of a $10,000 investment in the Fund, including reinvested dividends and distributions, over the past 10 fiscal year periods or since inception (for funds lacking 10-year records). The result is compared with a broad-based average or index. The Index excludes the effect of any fees or sales charges. Investment return and principal value of an investment in the Fund will fluctuate so that an investor's shares, when redeemed, may be worth more or less than their original cost. PAST PERFORMANCE IS NOT PREDICTIVE NOR A GUARANTEE OF FUTURE RESULTS.

                             MAY 31, 1997
                            --------------
FUND VALUE                  $      37,381
INDEX VALUE                 $      39,379

                              AVERAGE ANNUAL TOTAL
                                     RETURN
                            -------------------------
                             I SHARES*       INDEX
                            -----------   -----------
ONE YEAR                         29.02%        29.41%
FIVE YEAR                        17.66%        18.38%
TEN YEAR                         14.08%        14.69%

                Fund      Index
EDGAR REPRESENTATION OF DATA POINTS USED IN PRINTED GRAPHIC
5/31/87      $10,000    $10,000
May-88        $9,298     $9,348
May-89       $11,723    $11,794
May-90       $13,530    $13,813
May-91       $15,154    $15,438
May-92       $16,569    $16,956
May-93       $18,428    $18,922
May-94       $19,061    $19,722
May-95       $22,740    $23,697
May-96       $28,974    $30,431
May-97       $37,381    $39,379

* Prior to November 11, 1994, Norwest Investment Management managed a collective trust fund with investment objectives and policies substantially the same as those of the Fund. Performance information includes the performance of the predecessor collective trust fund for periods before it became a mutual fund on November 11, 1994. The collective trust fund performance was adjusted to reflect the Fund's 1994 estimate of its expense ratio for the first year of operations as a mutual fund. The collective trust fund was not registered under the Investment Company Act of 1940 (the "1940 Act") or subject to certain investment restrictions that are imposed by the 1940 Act. If the collective trust fund had been registered under the 1940 Act, the collective trust fund historical return may have been adversely affected. Index returns do not reflect expenses, which have been deducted from the Fund's return.

TOTAL RETURN WOULD HAVE BEEN LOWER HAD CERTAIN FEES AND EXPENSES NOT BEEN VOLUNTARILY WAIVED AND/OR REIMBURSED.

                                                                    [LOGO]

 INVESTMENT ADVISER'S REPORT AND PERFORMANCE DATA (continued)       MAY 31, 1997

--------------------------------------------------------------------------------

 DIVERSIFIED EQUITY FUND
                    MANAGED BY: NORWEST INVESTMENT MANAGEMENT--MULTIPLE MANAGERS

DIVERSIFIED EQUITY FUND seeks long-term capital appreciation while moderating annual return volatility by diversifying its investments among five different equity investment styles.

The Fund follows a "multi-style" approach designed to minimize the volatility and risk of investing in equity securities. The Fund's portfolio combines five different equity investment styles: (i) an index style; (ii) an income equity style; (iii) a large company growth style; (iv) small company styles; and (v) an international style. In addition, the Fund allocates the assets dedicated to small company investments to three distinct small company investment styles.

For the year ended May 31, 1997, the Fund returned 20.76%, compared to a return of 19.30% to its Benchmark, which represents the appropriate base allocation percentages applied to the Lipper Universe of the underlying component portfolios. The S&P 500 Index returned 29.41% over the same period.

All five styles comprising the Fund performed well during the year, enabling the Fund to continue delivering attractive returns. The index portfolio turned in 29.03% and the income equity style earned 22.40%. The large company growth segment gained 21.93%, the small company stocks portfolio returned 9.76%, while the international component rose 10.27%.

The stock market continued breaking record ground this past year with the Standard & Poor's 500 Index returning 29.41% for the twelve months ending May 31, 1997, compared to a 14.72% average annual return for the past ten years. A healthy economy, low inflation, and optimism over corporate earnings prospects helped drive the S&P's returns. Small company stocks trailed large company stocks significantly over the period. International equity markets fared well, both from strong local currency gains and appreciating foreign currencies.

THE COMPOSITION, INDUSTRIES AND HOLDINGS OF EACH STYLE ARE SUBJECT TO CHANGE.

THE PERFORMANCE REPRESENTS INFORMATION OF I SHARES.

--------------------------------------------------------------------------------
              COMPARISON OF CHANGE IN VALUE OF $10,000 INVESTMENT
       DIVERSIFIED EQUITY FUND VS. STANDARD & POOR'S 500 INDEX ("INDEX")
--------------------------------------------------------------------------------

The following chart reflects the value of a $10,000 investment in the Fund, including reinvested dividends and distributions, over the past 10 fiscal year periods or since inception (for funds lacking 10-year records). The result is compared with a broad-based average or index. The Index excludes the effect of any fees or sales charges. Investment return and principal value of an investment in the Fund will fluctuate so that an investor's shares, when redeemed, may be worth more or less than their original cost. PAST PERFORMANCE IS NOT PREDICTIVE NOR A GUARANTEE OF FUTURE RESULTS.

                                         AVERAGE ANNUAL TOTAL RETURN
                            -----------------------------------------------------
                             A SHARES*     B SHARES      I SHARES*       INDEX
                            -----------   -----------   -----------   -----------
ONE YEAR                         15.32%        16.86%        20.76%        29.41%
FIVE YEAR                        15.12%          N.A.        16.18%        18.38%
SINCE INCEPTION                  16.10%        19.94%        16.73%        17.53%
INCEPTION DATE                   1/1/89        5/6/96        1/1/89      12/31/88
VALUE MAY 31, 1997              $35,149       $12,147       $36,795       $38,943

                Fund      Index
EDGAR REPRESENTATION OF DATA POINTS USED IN PRINTED GRAPHIC
1/1/89       $10,000    $10,000
May-89       $11,542    $11,663
May-90       $13,699    $13,660
May-91       $15,579    $15,268
May-92       $17,379    $16,769
May-93       $19,112    $18,712
May-94       $20,370    $19,504
May-95       $23,748    $23,435
May-96       $30,470    $30,094
May-97       $36,795    $38,943

* Prior to November 11, 1994, Norwest Investment Management managed a collective trust fund with investment objectives and policies substantially the same as those of the Fund. Performance information includes the performance of the predecessor collective trust fund for periods before it became a mutual fund on November 11, 1994. The collective trust fund performance was adjusted to reflect the Fund's 1994 estimate of its expense ratio for the first year of operations as a mutual fund. The collective trust fund was not registered under the Investment Company Act of 1940 (the "1940 Act") or subject to certain investment restrictions that are imposed by the 1940 Act. If the collective trust fund had been registered under the 1940 Act, the collective trust fund historical return may have been adversely affected. Index returns do not reflect expenses, which have been deducted from the Fund's return.

THE ABOVE GRAPH REPRESENTS PERFORMANCE INFORMATION OF I SHARES (THE SOLE CLASS OF SHARES PRIOR TO THE INCEPTION OF OTHER CLASSES). PERFORMANCE OF THE OTHER CLASSES WILL BE GREATER OR LESS THAN THE PERFORMANCE SHOWN BASED ON DIFFERENCES IN SALES CHARGES AND EXPENSES PAID BY SHAREHOLDERS INVESTING IN THE DIFFERENT CLASSES.

TOTAL RETURN WOULD HAVE BEEN LOWER HAD CERTAIN FEES AND EXPENSES NOT BEEN VOLUNTARILY WAIVED AND/OR REIMBURSED.

                                                                    [LOGO]

 INVESTMENT ADVISER'S REPORT AND PERFORMANCE DATA (continued)       MAY 31, 1997

--------------------------------------------------------------------------------

 GROWTH EQUITY FUND MANAGED BY: NORWEST INVESTMENT MANAGEMENT--MULTIPLE MANAGERS

GROWTH EQUITY FUND seeks a high level of long-term capital appreciation while moderating annual return volatility by diversifying its investments among three different equity investment styles.

The Fund follows a "multi-style" approach designed to reduce the volatility and risk of investing in equity securities. The Fund's portfolio combines three different equity investment styles: (i) a large company growth style; (ii) small company styles; and (iii) an international style. In addition, the Fund allocates the assets dedicated to small company investments to three distinct small company investment styles.

For the year ended May 31, 1997, the Fund returned 14.11%, compared to a return of 11.15% to its Benchmark, which represents the appropriate base allocation percentages applied to the Lipper Universe of the underlying component portfolios. The S&P 500 Index returned 29.41% over the same period.

All three styles of the Fund performed well during the year, enabling the Fund to continue delivering solid returns. The large company growth segment gained 21.93%, the small company stocks portfolio returned 9.76%, while the international component rose 10.27%.

The stock market forged into record territory this past year with the Standard & Poor's 500 Index returning 29.41% for the twelve months ending May 31, 1997, compared to a 14.72% average annual return for the past ten years. A healthy economy, low inflation, and optimism over corporate earnings prospects helped drive the S&P's returns. International equity markets also fared well, both from strong local currency gains and appreciating foreign currencies.

THE COMPOSITION, INDUSTRIES AND HOLDINGS OF EACH STYLE ARE SUBJECT TO CHANGE.

THE PERFORMANCE REPRESENTS INFORMATION OF I SHARES.

--------------------------------------------------------------------------------
              COMPARISON OF CHANGE IN VALUE OF $10,000 INVESTMENT
          GROWTH EQUITY FUND VS. STANDARD & POOR'S 500 INDEX ("INDEX")
--------------------------------------------------------------------------------

The following chart reflects the value of a $10,000 investment in the Fund, including reinvested dividends and distributions, over the past 10 fiscal year periods or since inception (for funds lacking 10-year records). The result is compared with a broad-based average or index. The Index excludes the effect of any fees or sales charges. Investment return and principal value of an investment in the Fund will fluctuate so that an investor's shares, when redeemed, may be worth more or less than their original cost. PAST PERFORMANCE IS NOT PREDICTIVE NOR A GUARANTEE OF FUTURE RESULTS.

                                         AVERAGE ANNUAL TOTAL RETURN
                            -----------------------------------------------------
                             A SHARES*     B SHARES      I SHARES*       INDEX
                            -----------   -----------   -----------   -----------
ONE YEAR                          8.98%        10.28%        14.11%        29.41%
FIVE YEAR                        14.63%          N.A.        15.69%        18.38%
SINCE INCEPTION                  15.58%        12.83%        16.24%        16.59%
INCEPTION DATE                   5/1/89        5/6/96        5/1/89       4/30/89
VALUE MAY 31, 1997              $32,274       $11,385       $33,798       $34,577

                Fund      Index
EDGAR REPRESENTATION OF DATA POINTS USED IN PRINTED GRAPHIC
5/1/89       $10,000    $10,000
May-89       $10,318    $10,356
May-90       $12,520    $12,129
May-91       $14,282    $13,556
May-92       $16,299    $14,889
May-93       $18,436    $16,614
May-94       $20,541    $17,318
May-95       $22,955    $20,808
May-96       $29,618    $26,721
May-97       $33,798    $34,577

* Prior to November 11, 1994, Norwest Investment Management managed a collective trust fund with investment objectives and policies substantially the same as those of the Fund. Performance information includes the performance of the predecessor collective trust fund for periods before it became a mutual fund on November 11, 1994. The collective trust fund performance was adjusted to reflect the Fund's 1994 estimate of its expense ratio for the first year of operations as a mutual fund. The collective trust fund was not registered under the Investment Company Act of 1940 (the "1940 Act") or subject to certain investment restrictions that are imposed by the 1940 Act. If the collective trust fund had been registered under the 1940 Act, the collective trust fund historical return may have been adversely affected. Index returns do not reflect expenses, which have been deducted from the Fund's return.

THE ABOVE GRAPH REPRESENTS PERFORMANCE INFORMATION OF I SHARES (THE SOLE CLASS OF SHARES PRIOR TO THE INCEPTION OF OTHER CLASSES). PERFORMANCE OF THE OTHER CLASSES WILL BE GREATER OR LESS THAN THE PERFORMANCE SHOWN BASED ON DIFFERENCES IN SALES CHARGES AND EXPENSES PAID BY SHAREHOLDERS INVESTING IN THE DIFFERENT CLASSES.

TOTAL RETURN WOULD HAVE BEEN LOWER HAD CERTAIN FEES AND EXPENSES NOT BEEN VOLUNTARILY WAIVED AND/OR REIMBURSED.

                                                                    [LOGO]

 INVESTMENT ADVISER'S REPORT AND PERFORMANCE DATA (continued)       MAY 31, 1997

--------------------------------------------------------------------------------

 LARGE COMPANY GROWTH FUND                              MANAGED BY: JOHN S. DALE

An interview with John S. Dale
Portfolio Manager of Large Company Growth Fund

Q.  John, how has the Fund performed?

A. For the year ended May 31, 1997, the Fund returned 21.93%, compared to a return of 17.72% for the Lipper Growth Funds Average. The S&P 500 Index returned 29.41% for the same period.

Q.  What contributed to the Fund's performance?

A. We think the Fund's performance is directly linked to our bottom-up stock picking, which focuses on securities with high growth prospects. While the S&P's returns were driven by a very select few of the very large names, we felt that a majority of these names were moderate, not high, growth companies. But they have been bid up for liquidity and a whole host of other reasons unrelated to growth prospects.

Q.  Can you describe your strategy?

A. Sure. Our focus is on truly high growth companies -- growth being a broadly defined term. Our definition of a growth company is one that can grow future earnings at least 50% faster than the average company. But there are two caveats attached. First, we want this future earnings growth from a normalized base. Second, we want the growth beyond an economic cycle -- beyond 5 to 7 years. So that takes us out of the short-term earnings momentum and sector rotation games.

Q. The top holdings in the Fund as of May 31, 1997 continue to be technology companies. In fact, technology makes up about 30% of the portfolio. Is this a sector bet?

A. No, not at all. We do not manage the Fund by making sector bets. Instead, all holdings are bottom-up driven and selected on fundamental qualities alone. That being said, we have always had a large weighting in technology. The technology names in the Fund fit our investment criteria, such as high growth and market domination.

Q.  What is your outlook?

A. Our outlook is positive. We expect to see a transition towards normalcy. The recent rapid earnings growth of many large cap companies, although overdue from a historical perspective, will be difficult to sustain and double digit growth will become more difficult. We think we are entering a market where careful stock picking will be vital. And first and foremost, we are stockpickers.

THE OPINIONS EXPRESSED IN THIS INTERVIEW REFLECT THOSE OF THE PORTFOLIO MANAGER ONLY THROUGH MAY 31, 1997. THE MANAGER'S OPINIONS ARE SUBJECT TO CHANGE AT ANY TIME BASED ON THE MARKET AND OTHER CONDITIONS. THE COMPOSITION, INDUSTRIES AND HOLDINGS OF THE PORTFOLIO ARE SUBJECT TO CHANGE.

THE PERFORMANCE REPRESENTS INFORMATION OF I SHARES.

--------------------------------------------------------------------------------
              COMPARISON OF CHANGE IN VALUE OF $10,000 INVESTMENT
      LARGE COMPANY GROWTH FUND VS. STANDARD & POOR'S 500 INDEX ("INDEX")
--------------------------------------------------------------------------------

The following chart reflects the value of a $10,000 investment in the Fund, including reinvested dividends and distributions, over the past 10 fiscal year periods or since inception (for funds lacking 10-year records). The result is compared with a broad-based average or index. The Index excludes the effect of any fees or sales charges. Investment return and principal value of an investment in the Fund will fluctuate so that an investor's shares, when redeemed, may be worth more or less than their original cost. PAST PERFORMANCE IS NOT PREDICTIVE NOR A GUARANTEE OF FUTURE RESULTS.

                           MAY 31, 1997
                          --------------
FUND VALUE                $      34,279
INDEX VALUE               $      39,379

                                 AVERAGE ANNUAL
                                  TOTAL RETURN
                            -------------------------
                             I SHARES*       INDEX
                            -----------   -----------
ONE YEAR                         21.93%        29.41%
FIVE YEAR                        14.42%        18.38%
TEN YEAR                         13.10%        14.69%

                Fund      Index
EDGAR REPRESENTATION OF DATA POINTS USED IN PRINTED GRAPHIC
5/31/87      $10,000    $10,000
May-88        $7,950     $9,348
May-89        $9,849    $11,794
May-90       $12,064    $13,813
May-91       $14,857    $15,438
May-92       $17,470    $16,956
May-93       $17,901    $18,922
May-94       $18,549    $19,722
May-95       $21,243    $23,697
May-96       $28,115    $30,431
May-97       $34,279    $39,379

* Prior to November 11, 1994, Norwest Investment Management managed a collective trust fund with investment objectives and policies substantially the same as those of the Fund. Performance information includes the performance of the predecessor collective trust fund for periods before it became a mutual fund on November 11, 1994. The collective trust fund performance was adjusted to reflect the Fund's 1994 estimate of its expense ratio for the first year of operations as a mutual fund. The collective trust fund was not registered under the Investment Company Act of 1940 (the "1940 Act") or subject to certain investment restrictions that are imposed by the 1940 Act. If the collective trust fund had been registered under the 1940 Act, the collective trust fund historical return may have been adversely affected. Index returns do not reflect expenses, which have been deducted from the Fund's return.

TOTAL RETURN WOULD HAVE BEEN LOWER HAD CERTAIN FEES AND EXPENSES NOT BEEN VOLUNTARILY WAIVED AND/OR REIMBURSED.

                                                                    [LOGO]

 INVESTMENT ADVISER'S REPORT AND PERFORMANCE DATA (continued)       MAY 31, 1997

--------------------------------------------------------------------------------

 SMALL COMPANY STOCK FUND                                MANAGED BY: KIRK MCCOWN

An interview with Kirk McCown
Portfolio Manager of Small Company Stock Fund

Q.  Kirk, how has the Fund performed?

A. For the twelve months that ended May 31, 1997, the Fund returned 6.30%, compared to a 3.85% return for the Lipper Small Cap Funds Average and 6.97% for the Russell 2000 Index.

Q.  What contributed to the Fund's performance?

A. We believe that excellent stock picking within the technology and energy sectors led the Fund to outperform its Lipper peers. This was during a time when small cap stocks trailed large cap stocks significantly. In particular, within the technology sector, we were very pleased with the Fund's "Year 2000" stocks.

Q.  Why do you think large cap stocks performed so well?

A. In part, because for quite some time, large cap earnings have been stellar and so consistent. We also believe that as this economic recovery matured, many investors became more timid, and there was a subsequent flight to quality towards the large caps. The small cap arena is a more risky and volatile area when compared to the larger caps, but the rewards can be significant -- as demonstrated by the Fund's one month total return of 20.49% for May 1997. Of course, this Fund should be viewed as a long-term investment and not judged by short-term performance numbers.

Q.  Is there a large commitment to any particular sector?

A. No, not really. We are very much bottom-up investors. We prefer to diligently examine each company's fundamentals and base our decisions on those fundamentals. As it so happens, our research has led us to conclude that the energy sector, as a whole, presents some very good bargains. But we will not own an energy company without doing our research.

Q.  What is your outlook for the small cap market?

A. Frankly, we're skeptical that small caps will reemerge or catch up to the larger caps, in the near-term. We tend to concentrate on individual company earnings and we see the earnings of larger caps coming in fairly well. However, we also believe that there will be a cyclical upswing in the technology sector which tends to favor the smaller caps. But the investor can rest easy knowing that we will not make sector bets. We analyze individual companies.

THE OPINIONS EXPRESSED IN THIS INTERVIEW REFLECT THOSE OF THE PORTFOLIO MANAGER ONLY THROUGH MAY 31, 1997. THE MANAGER'S OPINIONS ARE SUBJECT TO CHANGE AT ANY TIME BASED ON MARKET AND OTHER CONDITIONS. THE COMPOSITION, INDUSTRIES AND HOLDINGS OF THE PORTFOLIO ARE SUBJECT TO CHANGE.

THE PERFORMANCE REPRESENTS INFORMATION OF I SHARES.

--------------------------------------------------------------------------------
              COMPARISON OF CHANGE IN VALUE OF $10,000 INVESTMENT
           SMALL COMPANY STOCK FUND VS. RUSSELL 2000 INDEX ("INDEX")
--------------------------------------------------------------------------------

The following chart reflects the value of a $10,000 investment in the Fund, including reinvested dividends and distributions, over the past 10 fiscal year periods or since inception (for funds lacking 10-year records). The result is compared with a broad-based average or index. The Index excludes the effect of any fees or sales charges. Investment return and principal value of an investment in the Fund will fluctuate so that an investor's shares, when redeemed, may be worth more or less than their original cost. PAST PERFORMANCE IS NOT PREDICTIVE NOR A GUARANTEE OF FUTURE RESULTS.

                                         AVERAGE ANNUAL TOTAL RETURN
                            -----------------------------------------------------
                             A SHARES      B SHARES      I SHARES        INDEX
                            -----------   -----------   -----------   -----------
ONE YEAR                          1.56%         2.46%         6.30%         6.97%
SINCE INCEPTION                  13.35%        13.58%        14.73%        13.74%
INCEPTION DATE                 12/31/93      12/31/93      12/31/93      12/31/93
VALUE MAY 31, 1997              $15,345       $15,449       $15,998       $15,560

                Fund      Index
EDGAR REPRESENTATION OF DATA POINTS USED IN PRINTED GRAPHIC
12/31/93      $9,550    $10,000
May-94        $9,472     $9,641
May-95       $10,440    $10,479
May-96       $14,430    $14,234
May-97       $15,345    $15,220

THE ABOVE GRAPH REPRESENTS PERFORMANCE INFORMATION OF A SHARES. PERFORMANCE OF THE OTHER CLASSES WILL BE GREATER OR LESS THAN THE PERFORMANCE SHOWN BASED ON DIFFERENCES IN SALES CHARGES AND EXPENSES PAID BY SHAREHOLDERS INVESTING IN THE DIFFERENT CLASSES.
THE RISKS INVOLVED IN SEEKING CAPITAL APPRECIATION FROM INVESTMENTS PRINCIPALLY IN COMPANIES WITH SMALL MARKET CAPITALIZATION ARE SET FORTH IN THE PROSPECTUS. TOTAL RETURN WOULD HAVE BEEN LOWER HAD CERTAIN FEES AND EXPENSES NOT BEEN VOLUNTARILY WAIVED AND/OR REIMBURSED.

                                                                    [LOGO]

 INVESTMENT ADVISER'S REPORT AND PERFORMANCE DATA (continued)       MAY 31, 1997

--------------------------------------------------------------------------------

 SMALL COMPANY GROWTH FUND                             MANAGED BY: ROBERT MERSKY

An interview with Robert Mersky
Portfolio Manager of Small Company Growth Fund

Q.  Paul, how has the Fund performed?

A. For the year ended May 31, 1997, the Fund returned 5.65%, compared to a 3.85% return for the Lipper Small Cap Funds Average and 6.97% for the Russell 2000 Index.

Q.  What led to the Fund's performance?

A. We believe that our very disciplined process of buying and selling securities led to the Fund's performance. This was during a time when small cap stocks trailed large cap stocks significantly.

Q.  Can you explain your process of buying and selling?

A. Sure. First, we search for stocks that are selling at price-earnings ratios that are low relative to their very high growth rates. We find our holdings fall into two groups: small, rapidly growing stocks we call Discovery phase stocks, and Overlooked stocks. Both of these groups are selling for less than their real worth. The reason companies may be selling for less than their real worth is predicated on the information gap -- where their stocks are not widely held by institutions because the companies may be early in their investment life cycle, don't have the track record, don't have widespread Wall Street coverage or have fallen on hard times for a number of possible reasons. As this information gap closes, institutional ownership rises, creating the opportunity for dramatic stock price appreciation.

Q.  That's it?

A. That's only half of it. Most importantly, we follow very disciplined purchase and sale criteria. Before we buy a stock, it must be trading substantially below its real worth. Once we buy a stock, we determine a fair value where we believe the stock could trade within a certain time period. We then set target prices which are 20% below fair value. This cushion makes our stocks attractive to other investors, making it easier for us to close out our position.

Q.  What is your outlook for the Fund?

A. We are very optimistic that the Fund and small stocks in general will do well. We believe that the valuation of the Fund's holdings relative to the market is, and will continue to be, outstanding. The Fund's average holding carries a price-earnings ratio of approximately 16x forward twelve months earnings as compared to 20x for the S&P. That means people are paying 3-4 multiple points more for S&P earnings. In addition, we have just witnessed a record twelve month underperformance in small cap stocks. We think this gives small cap stocks a better than average chance of outperforming large caps given the excellent valuation levels.

THE OPINIONS EXPRESSED IN THIS INTERVIEW REFLECT THOSE OF THE PORTFOLIO MANAGER ONLY THROUGH MAY 31, 1997. THE MANAGER'S OPINIONS ARE SUBJECT TO CHANGE AT ANY TIME BASED ON MARKET AND OTHER CONDITIONS. THE COMPOSITION, INDUSTRIES AND HOLDINGS OF THE PORTFOLIO ARE SUBJECT TO CHANGE.

THE PERFORMANCE REPRESENTS INFORMATION OF I SHARES.

--------------------------------------------------------------------------------
              COMPARISON OF CHANGE IN VALUE OF $10,000 INVESTMENT
           SMALL COMPANY GROWTH FUND VS. RUSSELL 2000 INDEX ("INDEX")
--------------------------------------------------------------------------------

The following chart reflects the value of a $10,000 investment in the Fund, including reinvested dividends and distributions, over the past 10 fiscal year periods or since inception (for funds lacking 10-year records). The result is compared with a broad-based average or index. The Index excludes the effect of any fees or sales charges. Investment return and principal value of an investment in the Fund will fluctuate so that an investor's shares, when redeemed, may be worth more or less than their original cost. PAST PERFORMANCE IS NOT PREDICTIVE NOR A GUARANTEE OF FUTURE RESULTS.

                             MAY 31, 1997
                            --------------
FUND VALUE                  $      47,377
INDEX VALUE                 $      24,681

                                 AVERAGE ANNUAL
                                  TOTAL RETURN
                            -------------------------
                             I SHARES*       INDEX
                            -----------   -----------
ONE YEAR                          5.65%         6.97%
FIVE YEAR                        20.18%        14.66%
TEN YEAR                         16.82%         9.46%

                Fund      Index
EDGAR REPRESENTATION OF DATA POINTS USED IN PRINTED GRAPHIC
May-87       $10,000    $10,000
May-88        $8,753     $8,735
May-89       $10,767    $10,595
May-90       $11,372    $10,434
May-91       $15,893    $11,138
May-92       $18,889    $12,395
May-93       $24,489    $14,492
May-94       $26,101    $15,557
May-95       $30,415    $16,910
May-96       $44,842    $22,969
May-97       $47,377    $24,681

* Prior to November 11, 1994, Norwest Investment Management managed a collective trust fund with investment objectives and policies substantially the same as those of the Fund. Performance information includes the performance of the predecessor collective trust fund for periods before it became a mutual fund on November 11, 1994. The collective trust fund performance was adjusted to reflect the Fund's 1994 estimate of its expense ratio for the first year of operations as a mutual fund. The collective trust fund was not registered under the Investment Company Act of 1940 (the "1940 Act") or subject to certain investment restrictions that are imposed by the 1940 Act. If the collective trust fund had been registered under the 1940 Act, the collective trust fund historical return may have been adversely affected. Index returns do not reflect expenses, which have been deducted from the Fund's return.

THE RISKS INVOLVED IN SEEKING CAPITAL APPRECIATION FROM INVESTMENTS PRINCIPALLY IN COMPANIES WITH SMALL MARKET CAPITALIZATION ARE SET FORTH IN THE PROSPECTUS.

TOTAL RETURN WOULD HAVE BEEN LOWER HAD CERTAIN FEES AND EXPENSES NOT BEEN VOLUNTARILY WAIVED AND/OR REIMBURSED.

                                                                    [LOGO]

 INVESTMENT ADVISER'S REPORT AND PERFORMANCE DATA (continued)       MAY 31, 1997

--------------------------------------------------------------------------------

 SMALL CAP OPPORTUNITIES FUND                          MANAGED BY: FARIBA TALEBI

An interview with Fariba Talebi
Portfolio Manager of Small Cap Opportunities Fund

Q.  Fariba, how has the Fund performed?

A. The Fund performed very well compared to its peers. For the twelve months ended May 31, 1997, the Fund returned 11.42%, compared to returns of 3.85% for the Lipper Small Cap Funds Average and 6.97% for the Russell 2000 Index.

Q.  What contributed to the Fund's performance?

A. Our bottom-up stock selection was a primary reason for the Fund's outperformance. Although there were no significant changes in sector weightings and, we do not make sector bets, the Fund did benefit from its healthcare exposure. A number of companies we held in that sector, including HEALTHSOURCE, HEALTHDYNE TECHNOLOGIES and VALUE HEALTH were the subject of takeover activity during the period.

Q.  Small caps have significantly lagged large caps in the past year. Why?

A. Although large cap stocks outperformed small cap stocks in the last year, both markets still experienced a fair amount of volatility. In the first quarter of 1997, investors worried about inflationary pressures and a potential interest rate hike (which ultimately occurred in late March). At the start of the second quarter, liquidity was on the mind of investors which further widened the gap between the two groups. However, this activity did uncover opportunities in the small cap universe allowing us to search for companies that will grow their earnings regardless of the economic cycle.

Q.  Can you describe your investment criteria?

A. We focus on companies in industries with favorable industry structures and growth rates. Within these industries we search for profitable companies with dominant market positions and a well-articulated strategy for growth. We look for companies which generate free cash flow, which have incentivized management, significant management ownership, and conservative accounting practices. In our valuation analysis, we look for companies with an earnings multiple that is at a discount to its earnings growth rate.

Q.  What is your outlook for small cap stocks?

A. Small cap valuations have remained relatively reasonable and there has been little sign of speculation in the small cap market. This provides a favorable environment for long-term oriented, opportunistic stock pickers. We continue to search for companies that can grow their earnings independently of the economic cycle. We also believe that many smaller companies offer more attractive investment opportunities than larger companies based on valuations and growth rates. We will remain focused on our research-intensive individual stock selection, concentrating on underfollowed and misunderstood companies that can offer superior earnings growth.

THE OPINIONS EXPRESSED IN THIS INTERVIEW REFLECT THOSE OF THE PORTFOLIO MANAGER ONLY THROUGH MAY 31, 1997. THE MANAGER'S OPINIONS ARE SUBJECT TO CHANGE AT ANY TIME BASED ON THE MARKET AND OTHER CONDITIONS. THE COMPOSITION, INDUSTRIES AND HOLDINGS OF THE PORTFOLIO ARE SUBJECT TO CHANGE.

THE PERFORMANCE REPRESENTS INFORMATION OF I SHARES.

--------------------------------------------------------------------------------
              COMPARISON OF CHANGE IN VALUE OF $10,000 INVESTMENT
         SMALL CAP OPPORTUNITIES FUND VS. RUSSELL 2000 INDEX ("INDEX")
--------------------------------------------------------------------------------

The following chart reflects the value of a $10,000 investment in the Fund, including reinvested dividends and distributions, over the past 10 fiscal year periods or since inception (for funds lacking 10-year records). The result is compared with a broad-based average or index. The Index excludes the effect of any fees or sales charges. Investment return and principal value of an investment in the Fund will fluctuate so that an investor's shares, when redeemed, may be worth more or less than their original cost. PAST PERFORMANCE IS NOT PREDICTIVE NOR A GUARANTEE OF FUTURE RESULTS.

                                         AVERAGE ANNUAL TOTAL RETURN
                            -----------------------------------------------------
                             A SHARES      B SHARES      I SHARES        INDEX
                            -----------   -----------   -----------   -----------
ONE YEAR                          6.36%          N.A.        11.42%         6.97%
SINCE INCEPTION                  23.55%        23.52%        25.03%        14.22%
INCEPTION DATE                   8/1/93       11/8/96        8/1/93       7/31/93
VALUE MAY 31, 1997              $22,488       $11,253       $23,560       $16,643

                Fund      Index
EDGAR REPRESENTATION OF DATA POINTS USED IN PRINTED GRAPHIC
8/1/93       $10,000    $10,000
May-94       $11,343    $10,542
May-95       $13,373    $11,460
May-96       $21,144    $15,565
May-97       $23,560    $16,643

THE ABOVE GRAPH REPRESENTS PERFORMANCE INFORMATION OF I SHARES (THE SOLE CLASS PRIOR TO THE INCEPTION OF OTHER CLASSES). THE FUND CURRENTLY SEEKS TO ACHIEVE ITS INVESTMENT OBJECTIVE BY INVESTING ALL OF ITS INVESTMENT ASSETS IN SCHRODER U.S. SMALLER COMPANIES PORTFOLIO ("PORTFOLIO"), A SEPARATE PORTFOLIO OF A REGISTERED OPEN- END MANAGEMENT COMPANY WITH AN IDENTICAL INVESTMENT OBJECTIVE. ACCORDINGLY, THE SMALL CAP OPPORTUNITIES FUND'S INVESTMENT EXPERIENCE WILL CORRESPOND WITH THE PORTFOLIO'S INVESTMENT EXPERIENCE, AS REFLECTED ABOVE. PERFORMANCE OF THE OTHER CLASSES WILL BE GREATER OR LESS THAN THE PERFORMANCE SHOWN BASED ON DIFFERENCES IN SALES CHARGES AND EXPENSES PAID BY SHAREHOLDERS INVESTING IN THE DIFFERENT CLASSES.
THE RISKS INVOLVED IN SEEKING CAPITAL APPRECIATION FROM INVESTMENTS PRINCIPALLY IN COMPANIES WITH SMALL MARKET CAPITALIZATION ARE SET FORTH IN THE PROSPECTUS. TOTAL RETURN WOULD HAVE BEEN LOWER HAD CERTAIN FEES AND EXPENSES NOT BEEN VOLUNTARILY WAIVED AND/OR REIMBURSED.

                                                                    [LOGO]

 INVESTMENT ADVISER'S REPORT AND PERFORMANCE DATA (continued)       MAY 31, 1997

--------------------------------------------------------------------------------

 CONTRARIAN STOCK FUND                                   MANAGED BY: LOU SCHREUR

An interview with Lou Schreur
Portfolio Manager of Contrarian Stock Fund

Q.  Jim, how has the Fund performed?

A. Not as well as we would have hoped. For the year ended May 31, 1997, the Fund achieved a return of 13.02%, compared to returns of 22.81% for the Lipper Growth & Income Funds Average and 29.41% for the S&P 500 Index.

Q.  What led to the Fund's underperformance?

A. The Fund was heavily concentrated in industrial related, economically sensitive stocks. In fact, 45% of the Fund was invested in basic industrial companies and 20% was in capital goods related securities. These two sectors performed significantly weaker than we expected.

Q.  Could you describe the Fund's objective?

A. We seek to provide our shareholders with long-term capital appreciation by investing in price depressed, undervalued companies, with strong fundamental value. We see as a great opportunity the fact that many of the securities held are currently selling at very depressed levels, comparable in some cases to prices posted in the last recession. It is our conviction that going forward, people will buy into the increasingly visible earnings power of these securities, which in turn will appreciate.

Q.  What is your outlook?

A. We anticipate a global synchronized expansion with commodity prices rising and earnings of these companies doing very well. We also expect the European economies to continue to improve. An indicator of that was a recent significant increase in European steel prices. Further, the earnings numbers for the first quarter of 1997 were very strong and we expect that trend to continue throughout the calendar year. We also expect the domestic economy to improve after a weak second quarter. Finally, we have conviction in our investment philosophy and believe that our style will provide positive performance to our long-term investors.

THE OPINIONS EXPRESSED IN THIS INTERVIEW REFLECT THOSE OF THE PORTFOLIO MANAGER ONLY THROUGH MAY 31, 1997. THE MANAGER'S OPINIONS ARE SUBJECT TO CHANGE AT ANY TIME BASED ON THE MARKET AND OTHER CONDITIONS. THE COMPOSITION, INDUSTRIES AND HOLDINGS OF THE PORTFOLIO ARE SUBJECT TO CHANGE.

THE PERFORMANCE REPRESENTS INFORMATION OF I SHARES.

--------------------------------------------------------------------------------
              COMPARISON OF CHANGE IN VALUE OF $10,000 INVESTMENT
        CONTRARIAN STOCK FUND VS. STANDARD & POOR'S 500 INDEX ("INDEX")
--------------------------------------------------------------------------------

The following chart reflects the value of a $10,000 investment in the Fund, including reinvested dividends and distributions, over the past 10 fiscal year periods or since inception (for funds lacking 10-year records). The result is compared with a broad-based average or index. The Index excludes the effect of any fees or sales charges. Investment return and principal value of an investment in the Fund will fluctuate so that an investor's shares, when redeemed, may be worth more or less than their original cost. PAST PERFORMANCE IS NOT PREDICTIVE NOR A GUARANTEE OF FUTURE RESULTS.

                             MAY 31, 1997
                            --------------
FUND VALUE                  $      13,909
INDEX VALUE                 $      19,775

                             AVERAGE ANNUAL TOTAL RETURN
                           -------------------------------
                              I SHARES          INDEX
                           --------------   --------------
ONE YEAR                           13.02%           29.41%
SINCE INCEPTION                    10.13%           22.08%
INCEPTION DATE                  12/31/93         12/31/93

                Fund      Index
EDGAR REPRESENTATION OF DATA POINTS USED IN PRINTED GRAPHIC
12/31/93     $10,000    $10,000
May-94        $9,775     $9,904
May-95       $11,097    $11,900
May-96       $12,307    $15,282
May-97       $13,909    $19,775

THE ABOVE GRAPH REPRESENTS PERFORMANCE INFORMATION OF I SHARES. ON MAY 30, 1997, A AND B SHARES CLOSED.

TOTAL RETURN WOULD HAVE BEEN LOWER HAD CERTAIN FEES AND EXPENSES NOT BEEN VOLUNTARILY WAIVED AND/OR REIMBURSED.

                                                                    [LOGO]

 INVESTMENT ADVISER'S REPORT AND PERFORMANCE DATA (CONCLUDED)       MAY 31, 1997

--------------------------------------------------------------------------------
 INTERNATIONAL FUND                               MANAGED BY: MICHAEL PERELSTEIN

An interview with Michael Perelstein
Portfolio Manager of International Fund

Q.  How has the Fund performed?

A. For the twelve months ended May 31, 1997, the Fund returned 10.27%, compared to a return of 12.03% for the Lipper International Funds Average. The MSCI EAFE Index, a common benchmark for the international stock market, returned 7.54% for the same period.

Q.  Why did the fund beat the MSCI EAFE Index yet trail the Lipper Index?

A. Since the start of 1997, the Fund has outperformed the Lipper Index. The reason for the twelve month underperformance must be traced back to 1996, notably in the fourth quarter. At the beginning of 1996, the Fund was overweight in Japan relative to its peers based on our view that a better economic outlook in Japan, supported by low interest rates, a correction in the yen overvaluation and improving corporate profitability would translate to recovery. However, although earnings growth exceeded expectations, equities failed to respond.

Q. Speaking of Japan, the yen had declined during the beginning of the period and has appreciated substantially in the last few months. Do you employ any currency hedging strategies?

A. Actively and sensibly managing the currency risk of the portfolio is part of the overall picture of managing the Fund. In the context of the time frame here, we had been hedging the Japanese currency risk last year, but removed those hedges going into this year. This strategy was successful and helped protect the Fund when the yen was declining last year. When the yen bounced back in the past few months, we were able to capture its appreciation in our equity exposure.

Q. Hong Kong will be handed over to China at the end of June. What is your view towards the Hong Kong market?

A. We are confident that Hong Kong will remain a prosperous community and continue its role as the chief financial center for China. Hong Kong based companies stand to benefit materially from the long-term growth of the mainland economy, both as a market for goods and services and a source of competitive labor and raw materials. The current market valuation is above historic averages but this is appropriate given expectations of a pick up in the Chinese economy which should feed through to accelerated earnings growth for Hong Kong.

Q.  What's your outlook for international securities?

A. We are encouraged by the improvement in the cyclical economic indicators internationally and by the increasing shareholder friendliness of many companies; our universe of attractive companies is therefore quite large, although it remains important to focus on the managements who are most motivated to improve returns. Such situations could command increasing attention if the main impetus for worldwide growth starts to shift away from U.S. as the year progresses.

THE OPINIONS EXPRESSED IN THIS INTERVIEW REFLECT THOSE OF THE PORTFOLIO MANAGER ONLY THROUGH MAY 31, 1997. THE MANAGER'S OPINIONS ARE SUBJECT TO CHANGE AT ANY TIME BASED ON MARKET AND OTHER CONDITIONS. THE COMPOSITION, INDUSTRIES AND HOLDINGS OF THE PORTFOLIO ARE SUBJECT TO CHANGE.

THE PERFORMANCE REPRESENTS INFORMATION OF I SHARES.

--------------------------------------------------------------------------------
              COMPARISON OF CHANGE IN VALUE OF $10,000 INVESTMENT
                INTERNATIONAL FUND VS. MSCI EAFE INDEX ("INDEX")
--------------------------------------------------------------------------------

The following chart reflects the value of a $10,000 investment in the Fund, including reinvested dividends and distributions, over the past 10 fiscal year periods or since inception (for funds lacking 10-year records). The result is compared with a broad-based average or index. The Index excludes the effect of any fees or sales charges. Investment return and principal value of an investment in the Fund will fluctuate so that an investor's shares, when redeemed, may be worth more or less than their original cost. PAST PERFORMANCE IS NOT PREDICTIVE NOR A GUARANTEE OF FUTURE RESULTS.

                                         AVERAGE ANNUAL TOTAL RETURN
                            -----------------------------------------------------
                             A SHARES*     B SHARES      I SHARES*       INDEX
                            -----------   -----------   -----------   -----------
ONE YEAR                          5.39%         6.44%        10.27%         7.54%
FIVE YEAR                          N.A.          N.A.        12.03%        10.55%
SINCE INCEPTION                   7.68%        11.18%         8.07%         5.64%
INCEPTION DATE                   6/1/87       5/12/95        6/1/87       5/31/87
VALUE MAY 31, 1997              $20,958       $12,436       $21,769       $17,314

                Fund      Index
EDGAR REPRESENTATION OF DATA POINTS USED IN PRINTED GRAPHIC
6/1/87       $10,000    $10,000
May-88        $9,481    $10,347
May-89       $10,127    $11,223
May-90       $12,443    $11,496
May-91       $11,457    $10,877
May-92       $11,868    $10,512
May-93       $12,564    $12,236
May-94       $15,917    $13,895
May-95       $16,431    $14,577
May-96       $18,990    $16,134
May-97       $20,940    $17,314

* Performance information includes the performance of the Fund's predecessor collective trust fund for periods before the Fund's registration statement became effective on November 11, 1994. Performance reflects the historic performance of the mutual fund in which the collective trust invested, which is managed by Schroder Capital Management International Inc. Performance has been adjusted to reflect the fees and expenses of the fund, which are higher than the fees and expenses of the predecessor collective trust fund during those periods. The collective trust fund was not registered under the Investment Company Act of 1940 (the "1940 Act") or subject to certain investment restrictions that are imposed by the 1940 Act. If the collective trust fund had been registered under the 1940 Act, the collective trust fund historical return may have been adversely affected. Index returns do not reflect expenses, which have been deducted from the Fund's return.
THE ABOVE GRAPH REPRESENTS PERFORMANCE INFORMATION OF I SHARES (THE SOLE CLASS OF SHARES PRIOR TO THE INCEPTION OF OTHER CLASSES). PERFORMANCE OF THE OTHER CLASSES WILL BE GREATER OR LESS THAN THE PERFORMANCE SHOWN BASED ON DIFFERENCES IN SALES CHARGES AND EXPENSES PAID BY SHAREHOLDERS INVESTING IN THE DIFFERENT CLASSES.
INVESTING IN FOREIGN SECURITIES INVOLVES GREATER RISKS THAN INVESTING IN SECURITIES OF U.S. ISSUERS, INCLUDING CURRENCY FLUCTUATION AND POLITICAL UNCERTAINTY.
TOTAL RETURN WOULD HAVE BEEN LOWER HAD CERTAIN FEES AND EXPENSES NOT BEEN VOLUNTARILY WAIVED AND/OR REIMBURSED.

                                                                    [LOGO]

 INDEPENDENT AUDITORS' REPORT                                       MAY 31, 1997

--------------------------------------------------------------------------------

           The Board of Trustees and Shareholders
           Norwest Advantage Funds

           We have audited the accompanying statements of assets and liabilities, including the schedules of investments of Stable Income Fund, Intermediate Government Income Fund, Diversified Bond Fund, Income Fund, Total Return Bond Fund, Limited Term Tax-Free Fund, Tax-Free Income Fund, Colorado Tax-Free Fund, Minnesota Tax-Free Fund, Conservative Balanced Fund, Moderate Balanced Fund, Growth Balanced Fund, Income Equity Fund, ValuGrowth-SM- Stock Fund, Index Fund, Diversified Equity Fund, Growth Equity Fund, Large Company Growth Fund, Small Company Stock Fund, Small Company Growth Fund, Small Cap Opportunities Fund, Contrarian Stock Fund and International Fund, portfolios of Norwest Advantage Funds (the Funds) as of May 31, 1997, the related statements of operations for the periods presented on pages 30 to 33, changes in net assets for each of the periods presented on pages 34 to 39 and financial highlights for each of the periods presented on pages 50 to 58. These financial statements and financial highlights are the responsibility of the Funds' management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits. The financial highlights for the year or period ended May 31, 1993 were audited by other auditors whose report dated July 20, 1993 expressed an unqualified opinion on those financial highlights.

           We conducted our audits in accordance with generally accepted auditing standards. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements and financial highlights. Our procedures included confirmation of securities owned as of May 31, 1997 by correspondence with the custodian and brokers. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

           In our opinion, the financial statements and financial highlights present fairly, in all material respects, the financial position of Stable Income Fund, Intermediate Government Income Fund, Diversified Bond Fund, Income Fund, Total Return Bond Fund, Limited Term Tax-Free Fund, Tax-Free Income Fund, Colorado Tax-Free Fund, Minnesota Tax-Free Fund, Conservative Balanced Fund, Moderate Balanced Fund, Growth Balanced Fund, Income Equity Fund, ValuGrowth-SM- Stock Fund, Index Fund, Diversified Equity Fund, Growth Equity Fund, Large Company Growth Fund, Small Company Stock Fund, Small Company Growth Fund, Small Cap Opportunities Fund, Contrarian Stock Fund and International Fund, portfolios of Norwest Advantage Funds, at May 31, 1997, results of their operations for the periods presented on pages 30 to 33, changes in their net assets for each of the periods presented on pages 34 to 39, and financial highlights for each of the periods presented on pages 50 to 58 in conformity with generally accepted accounting principles.

                                      KPMG Peat Marwick LLP

           Boston, Massachusetts
           July 21, 1997

                                                                    [LOGO]

 STATEMENTS OF ASSETS AND LIABILITIES

--------------------------------------------------------------------------------

                                                  INTERMEDIATE
                                    STABLE         GOVERNMENT       DIVERSIFIED                      TOTAL RETURN
                                    INCOME           INCOME            BOND            INCOME            BOND
                                     FUND             FUND             FUND             FUND             FUND
                                 -------------    -------------    -------------    -------------    -------------
ASSETS:
 Investments (Note 2)
  Investments at cost.........   $ 122,977,915    $391,665,026     $ 160,436,733    $ 267,593,385    $130,152,206
  Net unrealized appreciation
      (depreciation)..........        (125,905)     (3,587,741)         (726,757)      (2,927,099)       (830,598)
                                 -------------    -------------    -------------    -------------    -------------
 TOTAL INVESTMENTS AT VALUE...     122,852,010     388,077,285       159,709,976      264,666,286     129,321,608
 Collateral for securities
     loaned (Notes 2 & 5).....      18,196,574      81,594,272        28,100,578       34,020,660      32,752,885
 Interest, dividends and other
     receivables..............       1,560,738       5,706,873         2,419,683        3,670,787       2,160,799
 Receivable for securities
     sold.....................               -               -                 -                -               -
 Receivable for daily
     variation margin on
     financial futures
     contracts (Note 2).......               -               -                 -                -               -
 Receivable for Fund shares
     issued...................         303,097         160,871           355,923           75,166          28,660
 Receivable from other related
     parties (Note 3).........          12,028               -                 -                -               -
 Organization Costs, net of
     amortization (Note 2)....          29,238          29,238            29,238                -          10,353
                                 -------------    -------------    -------------    -------------    -------------
TOTAL ASSETS..................     142,953,685     475,568,539       190,615,398      302,432,899     164,274,305
                                 -------------    -------------    -------------    -------------    -------------
LIABILITIES:
 Payable for securities
     purchased................               -               -                 -                -               -
 Payable for securities loaned
     (Notes 2 & 5)............      18,196,574      81,594,272        28,100,578       34,020,660      32,752,885
 Payable for Fund shares
     redeemed.................         152,247         304,732            92,105          103,668          15,144
 Payable to custodian.........               -               -                 -                -               -
 Payable to Norwest and
     affiliates (Note 3)......          58,334         193,977            82,975          147,490          56,229
 Payable to other related
     parties (Note 3).........               -         122,765            13,279           10,046          20,843
 Accrued expenses & other
     payables.................           7,056          50,040            16,688           19,622          16,868
 Dividends payable............           1,668          16,582                 -        1,433,772         636,362
                                 -------------    -------------    -------------    -------------    -------------
TOTAL LIABILITIES.............      18,415,879      82,282,368        28,305,625       35,735,258      33,498,331
                                 -------------    -------------    -------------    -------------    -------------
NET ASSETS....................   $ 124,537,806    $393,286,171     $ 162,309,773    $ 266,697,641    $130,775,974
                                 -------------    -------------    -------------    -------------    -------------
                                 -------------    -------------    -------------    -------------    -------------
COMPONENTS OF NET ASSETS:
 Paid in capital..............   $ 131,933,687    $424,238,474     $ 157,731,111    $ 287,778,308    $132,204,568
 Undistributed (distributions
     in excess of) net
     investment income........          18,567          10,583         6,088,052           17,328               -
 Accumulated net realized gain
     (loss) from investments
     sold.....................      (7,288,543)    (27,375,145)         (782,633)     (18,170,896)       (597,996)
 Net unrealized appreciation
     (depreciation) on
     investments..............        (125,905)     (3,587,741)         (726,757)      (2,927,099)       (830,598)
                                 -------------    -------------    -------------    -------------    -------------
NET ASSETS....................   $ 124,537,806    $393,286,171     $ 162,309,773    $ 266,697,641    $130,775,974
                                 -------------    -------------    -------------    -------------    -------------
                                 -------------    -------------    -------------    -------------    -------------
NET ASSETS BY SHARE CLASS
 A Shares.....................   $  12,451,003    $ 13,037,664     $           -    $   5,142,077    $  3,085,522
 B Shares.....................       1,056,319       8,970,187                 -        3,348,609       2,253,876
 I Shares.....................     111,030,484     371,278,320       162,309,773      258,206,955     125,436,576
                                 -------------    -------------    -------------    -------------    -------------
NET ASSETS....................   $ 124,537,806    $393,286,171     $ 162,309,773    $ 266,697,641    $130,775,974
                                 -------------    -------------    -------------    -------------    -------------
                                 -------------    -------------    -------------    -------------    -------------
SHARES OF BENEFICIAL INTEREST
 A Shares.....................       1,215,647       1,202,891                 -          554,472         328,147
 B Shares.....................         103,170         828,046                 -          361,657         239,286
 I Shares.....................      10,843,673      34,242,058         6,340,340       27,868,740      13,323,356
NET ASSET VALUE PER SHARE(A)
 A Shares.....................   $       10.24    $      10.84     $           -    $        9.27    $       9.40
 B Shares.....................   $       10.24    $      10.83     $           -    $        9.26    $       9.42
 I Shares.....................   $       10.24    $      10.84     $       25.60    $        9.27    $       9.41

(a) Net Assets by Share Class divided by Shares of Beneficial Interest

See Notes to Financial Statements.

                                                                    [LOGO]

                                                                    MAY 31, 1997

--------------------------------------------------------------------------------

                                LIMITED TERM     TAX-FREE     COLORADO     MINNESOTA   CONSERVATIVE    MODERATE       GROWTH
                                  TAX-FREE        INCOME      TAX-FREE     TAX-FREE      BALANCED      BALANCED      BALANCED
                                    FUND           FUND         FUND         FUND          FUND          FUND          FUND
                                ------------   ------------  -----------  -----------  ------------  ------------  ------------
ASSETS:
 Investments (Note 2)
  Investments at cost.........  $40,235,444    $284,163,382  $59,032,666  $46,060,924  $115,458,201  $354,771,590  $387,342,999
  Net unrealized appreciation
      (depreciation)..........      147,244       9,198,333    1,919,204    1,151,266   12,081,284     60,529,120   113,591,775
                                ------------   ------------  -----------  -----------  ------------  ------------  ------------
 TOTAL INVESTMENTS AT VALUE...   40,382,688     293,361,715   60,951,870   47,212,190  127,539,485    415,300,710   500,934,774
 Collateral for securities
     loaned (Notes 2 & 5).....            -               -            -            -   12,519,150     45,313,344    41,350,311
 Interest, dividends and other
     receivables..............      746,977       5,594,477    1,239,217      791,288    1,141,125      3,558,887     2,564,012
 Receivable for securities
     sold.....................            -               -    1,526,251            -            -              -             -
 Receivable for daily
     variation margin on
     financial futures
     contracts (Note 2).......            -               -            -            -            -              -             -
 Receivable for Fund shares
     issued...................       32,500       1,096,835       17,743      113,455      192,191        460,226       607,821
 Receivable from other related
     parties (Note 3).........        2,490               -            -            -        7,921              -             -
 Organization Costs, net of
     amortization (Note 2)....            -               -            -            -       29,238         29,238        29,238
                                ------------   ------------  -----------  -----------  ------------  ------------  ------------
TOTAL ASSETS..................   41,164,655     300,053,027   63,735,081   48,116,933  141,429,110    464,662,405   545,486,156
                                ------------   ------------  -----------  -----------  ------------  ------------  ------------
LIABILITIES:
 Payable for securities
     purchased................            -       2,196,856    2,582,486            -            -              -             -
 Payable for securities loaned
     (Notes 2 & 5)............            -               -            -            -   12,519,150     45,313,344    41,350,311
 Payable for Fund shares
     redeemed.................            -          56,817       15,000          404       47,307        346,129       344,112
 Payable to custodian.........            -               -            -            -            -              -             -
 Payable to Norwest and
     affiliates (Note 3)......        6,881         112,642       19,709       12,115       75,912        274,125       348,109
 Payable to other related
     parties (Note 3).........            -          30,143        3,770        2,168            -         24,332        35,648
 Accrued expenses & other
     payables.................       21,691          39,212       20,736       26,591       10,236         24,238        26,142
 Dividends payable............      145,960       1,210,684      152,881       73,346            -              -             -
                                ------------   ------------  -----------  -----------  ------------  ------------  ------------
TOTAL LIABILITIES.............      174,532       3,646,354    2,794,582      114,624   12,652,605     45,982,168    42,104,322
                                ------------   ------------  -----------  -----------  ------------  ------------  ------------
NET ASSETS....................  $40,990,123    $296,406,673  $60,940,499  $48,002,309  $128,776,505  $418,680,237  $503,381,834
                                ------------   ------------  -----------  -----------  ------------  ------------  ------------
                                ------------   ------------  -----------  -----------  ------------  ------------  ------------
COMPONENTS OF NET ASSETS:
 Paid in capital..............  $40,890,640    $297,089,468  $60,051,703  $47,446,214  $111,227,632  $336,781,331  $376,009,704
 Undistributed (distributions
     in excess of) net
     investment income........            -        (509,881)           -      (41,761)   3,648,779      9,730,043     6,915,443
 Accumulated net realized gain
     (loss) from investments
     sold.....................      (47,761)     (9,371,247)  (1,030,408)    (553,410)   1,818,810     11,639,743     6,864,912
 Net unrealized appreciation
     (depreciation) on
     investments..............      147,244       9,198,333    1,919,204    1,151,266   12,081,284     60,529,120   113,591,775
                                ------------   ------------  -----------  -----------  ------------  ------------  ------------
NET ASSETS....................  $40,990,123    $296,406,673  $60,940,499  $48,002,309  $128,776,505  $418,680,237  $503,381,834
                                ------------   ------------  -----------  -----------  ------------  ------------  ------------
                                ------------   ------------  -----------  -----------  ------------  ------------  ------------
NET ASSETS BY SHARE CLASS
 A Shares.....................  $         -    $ 29,217,018  $27,806,047  $25,739,457  $         -   $          -  $          -
 B Shares.....................            -       7,328,983    7,217,622   11,127,599            -              -             -
 I Shares.....................   40,990,123     259,860,672   25,916,830   11,135,253  128,776,505    418,680,237   503,381,834
                                ------------   ------------  -----------  -----------  ------------  ------------  ------------
NET ASSETS....................  $40,990,123    $296,406,673  $60,940,499  $48,002,309  $128,776,505  $418,680,237  $503,381,834
                                ------------   ------------  -----------  -----------  ------------  ------------  ------------
                                ------------   ------------  -----------  -----------  ------------  ------------  ------------
SHARES OF BENEFICIAL INTEREST
 A Shares.....................            -       2,906,731    2,720,629    2,435,632            -              -             -
 B Shares.....................            -         729,005      705,343    1,053,215            -              -             -
 I Shares.....................    3,946,129      25,837,359    2,535,381    1,053,649    6,973,107     19,390,986    20,319,060
NET ASSET VALUE PER SHARE(A)
 A Shares.....................  $         -    $      10.05  $     10.22  $     10.57  $         -   $          -  $          -
 B Shares.....................  $         -    $      10.05  $     10.23  $     10.57  $         -   $          -  $          -
 I Shares.....................  $     10.39    $      10.06  $     10.22  $     10.57  $     18.47   $      21.59  $      24.77

(a) Net Assets by Share Class divided by Shares of Beneficial Interest

                                                                    [LOGO]

 STATEMENTS OF ASSETS AND LIABILITIES (CONCLUDED)

--------------------------------------------------------------------------------

                                    INCOME        VALUGROWTH-SM-                      DIVERSIFIED         GROWTH
                                    EQUITY            STOCK            INDEX            EQUITY            EQUITY
                                     FUND             FUND             FUND              FUND              FUND
                                 -------------    -------------    -------------    ---------------    -------------
ASSETS:
 Investments (Note 2)
  Investments at cost.........   $ 377,731,534    $148,446,714     $ 398,201,695    $   880,833,097    $ 699,765,138
  Net unrealized appreciation
      (depreciation)..........     122,477,101      57,437,347       112,986,896        389,976,600      218,085,686
                                 -------------    -------------    -------------    ---------------    -------------
 TOTAL INVESTMENTS AT VALUE...     500,208,635     205,884,061       511,188,591      1,270,809,697      917,850,824
 Collateral for securities
     loaned (Notes 2 & 5).....      69,397,545      60,633,246        45,424,700         98,835,800       62,864,239
 Interest, dividends and other
     receivables..............       1,772,280         436,417         1,047,090          1,121,915           55,232
 Receivable for securities
     sold.....................               -       1,445,408                 -                  -                -
 Receivable for daily
     variation margin on
     financial futures
     contracts (Note 2).......               -               -           201,924                  -                -
 Receivable for Fund shares
     issued...................       1,269,197         208,120         1,582,432          1,951,943        1,915,038
 Receivable from other related
     parties (Note 3).........               -               -                 -                  -                -
 Organization Costs, net of
     amortization (Note 2)....          29,238               -            29,238             29,238           29,238
                                 -------------    -------------    -------------    ---------------    -------------
TOTAL ASSETS..................     572,676,895     268,607,252       559,473,975      1,372,748,593      982,714,571
                                 -------------    -------------    -------------    ---------------    -------------
LIABILITIES:
 Payable for securities
     purchased................               -       1,975,602           692,123                  -                -
 Payable for securities loaned
     (Notes 2 & 5)............      69,397,545      60,633,246        45,424,700         98,835,800       62,864,239
 Payable for Fund shares
     redeemed.................         276,373          91,720            25,570          1,130,826          617,478
 Payable to custodian.........               -               -                 -                  -                -
 Payable to Norwest and
     affiliates (Note 3)......         313,049         145,105            63,542            949,738          872,057
 Payable to other related
     parties (Note 3).........          52,664          15,899            47,958             24,012           24,429
 Accrued expenses & other
     payables.................          93,428          25,403            86,186             99,831           57,149
 Dividends payable............          12,597          95,077                 -              1,874                -
                                 -------------    -------------    -------------    ---------------    -------------
TOTAL LIABILITIES.............      70,145,656      62,982,052        46,340,079        101,042,081       64,435,352
                                 -------------    -------------    -------------    ---------------    -------------
NET ASSETS....................   $ 502,531,239    $205,625,200     $ 513,133,896    $ 1,271,706,512    $ 918,279,219
                                 -------------    -------------    -------------    ---------------    -------------
                                 -------------    -------------    -------------    ---------------    -------------
COMPONENTS OF NET ASSETS:
 Paid in capital..............   $ 370,866,659    $130,299,700     $ 357,793,026    $   857,556,866    $ 679,329,082
 Undistributed (distributions
     in excess of) net
     investment income........       1,669,443         901,111         4,878,091          7,152,297        1,234,050
 Accumulated net realized gain
     (loss) on investments
     sold.....................       7,518,036      16,987,042        34,942,508         17,020,749       19,630,401
 Net unrealized appreciation
     (depreciation) on
     investments..............     122,477,101      57,437,347       115,520,271        389,976,600      218,085,686
                                 -------------    -------------    -------------    ---------------    -------------
NET ASSETS....................   $ 502,531,239    $205,625,200     $ 513,133,896    $ 1,271,706,512    $ 918,279,219
                                 -------------    -------------    -------------    ---------------    -------------
                                 -------------    -------------    -------------    ---------------    -------------
NET ASSETS BY SHARE CLASS
 A Shares.....................   $  43,708,440    $ 18,830,246     $           -    $    25,271,233    $  14,145,867
 B Shares.....................      33,626,134       6,590,837                 -         33,870,135        8,713,088
 I Shares.....................     425,196,665     180,204,117       513,133,896      1,212,565,144      895,420,264
                                 -------------    -------------    -------------    ---------------    -------------
NET ASSETS....................   $ 502,531,239    $205,625,200     $ 513,133,896    $ 1,271,706,512    $ 918,279,219
                                 -------------    -------------    -------------    ---------------    -------------
                                 -------------    -------------    -------------    ---------------    -------------
SHARES OF BENEFICIAL INTEREST
 A Shares.....................       1,317,923         751,519                 -            692,261          435,432
 B Shares.....................       1,016,062         268,432                 -            932,891          269,957
 I Shares.....................      12,822,741       7,199,513        12,993,418         33,218,060       27,564,448
NET ASSET VALUE PER SHARE(A)
 A Shares.....................   $       33.16    $      25.06     $           -    $         36.51    $       32.49
 B Shares.....................   $       33.09    $      24.55     $           -    $         36.31    $       32.28
 I Shares.....................   $       33.16    $      25.03     $       39.49    $         36.50    $       32.48

(a) Net Assets by Share Class divided by Shares of Beneficial Interest
(b) Represents the investment in Schroder U.S. Smaller Companies Porfolio of Schroder Capital Funds
(c) Represents the investment in International Portfolio of Core Trust
    (Delaware)

See Notes to Financial Statements.

                                                                    [LOGO]

                                                                    MAY 31, 1997

--------------------------------------------------------------------------------

                                   LARGE         SMALL         SMALL          SMALL
                                  COMPANY       COMPANY       COMPANY          CAP        CONTRARIAN
                                   GROWTH        STOCK         GROWTH     OPPORTUNITIES      STOCK     INTERNATIONAL
                                    FUND          FUND          FUND          FUND           FUND          FUND
                                ------------  ------------  ------------  -------------   -----------  -------------
ASSETS:
 Investments (Note 2)
  Investments at cost.........  $ 88,124,394  $149,723,740  $366,939,834   $70,103,050    $6,617,320   $198,931,794
  Net unrealized appreciation
      (depreciation)..........    43,668,258    24,836,406    79,923,956     7,181,430     1,265,416     33,402,816
                                ------------  ------------  ------------  -------------   -----------  -------------
 TOTAL INVESTMENTS AT VALUE...   131,792,652   174,560,146   446,863,790    77,284,480(b)  7,882,736    232,334,610(c)
 Collateral for securities
     loaned (Notes 2 & 5).....    11,212,362    36,064,263             -             -     1,651,898              -
 Interest, dividends and other
     receivables..............        16,145        86,549        60,407         2,759        16,594              -
 Receivable for securities
     sold.....................             -     1,306,344     1,142,454             -       651,283              -
 Receivable for daily
     variation margin on
     financial futures
     contracts (Note 2).......             -             -             -             -             -              -
 Receivable for Fund shares
     issued...................        49,988       145,105       682,041       601,273         7,088        355,280
 Receivable from other related
     parties (Note 3).........         9,882             -             -        20,842         3,192              -
 Organization Costs, net of
     amortization (Note 2)....        29,238        10,353        29,238             -        10,353         29,238
                                ------------  ------------  ------------  -------------   -----------  -------------
TOTAL ASSETS..................   143,110,267   212,172,760   448,777,930    77,909,354    10,223,144    232,719,128
                                ------------  ------------  ------------  -------------   -----------  -------------
LIABILITIES:
 Payable for securities
     purchased................             -     1,411,251       527,725             -             -              -
 Payable for securities loaned
     (Notes 2 & 5)............    11,212,362    36,064,263             -             -     1,651,898              -
 Payable for Fund shares
     redeemed.................        12,163        40,668       117,240        30,852           598         12,800
 Payable to custodian.........             -             -             -             -       305,850              -
 Payable to Norwest and
     affiliates (Note 3)......        97,847       138,130       419,586        24,151         1,739         97,651
 Payable to other related
     parties (Note 3).........             -         8,778        76,839             -             -        116,149
 Accrued expenses & other
     payables.................        19,802        31,509        56,317             -         1,853         33,216
 Dividends payable............             -         2,257             -             -           983              -
                                ------------  ------------  ------------  -------------   -----------  -------------
TOTAL LIABILITIES.............    11,342,174    37,696,856     1,197,707        55,003     1,962,921        259,816
                                ------------  ------------  ------------  -------------   -----------  -------------
NET ASSETS....................  $131,768,093  $174,475,904  $447,580,223   $77,854,351    $8,260,223   $232,459,312
                                ------------  ------------  ------------  -------------   -----------  -------------
                                ------------  ------------  ------------  -------------   -----------  -------------
COMPONENTS OF NET ASSETS:
 Paid in capital..............  $ 86,995,016  $142,424,660  $355,922,685   $70,112,320    $8,837,614   $197,710,317
 Undistributed (distributions
     in excess of) net
     investment income........             -             -             -             -        75,642      2,442,797
 Accumulated net realized gain
     (loss) on investments
     sold.....................     1,104,819     7,214,838    11,733,582       560,601    (1,918,449 )   (1,096,618)
 Net unrealized appreciation
     (depreciation) on
     investments..............    43,668,258    24,836,406    79,923,956     7,181,430     1,265,416     33,402,816
                                ------------  ------------  ------------  -------------   -----------  -------------
NET ASSETS....................  $131,768,093  $174,475,904  $447,580,223   $77,854,351    $8,260,223   $232,459,312
                                ------------  ------------  ------------  -------------   -----------  -------------
                                ------------  ------------  ------------  -------------   -----------  -------------
NET ASSETS BY SHARE CLASS
 A Shares.....................  $          -  $  7,355,315  $          -   $   522,212    $        -   $  2,239,876
 B Shares.....................             -     5,125,480             -       157,951             -      1,667,170
 I Shares.....................   131,768,093   161,995,109   447,580,223    77,174,188     8,260,223    228,552,266
                                ------------  ------------  ------------  -------------   -----------  -------------
NET ASSETS....................  $131,768,093  $174,475,904  $447,580,223   $77,854,351    $8,260,223   $232,459,312
                                ------------  ------------  ------------  -------------   -----------  -------------
                                ------------  ------------  ------------  -------------   -----------  -------------
SHARES OF BENEFICIAL INTEREST
 A Shares.....................             -       527,303             -        26,334             -        103,425
 B Shares.....................             -       375,996             -         7,999             -         77,359
 I Shares.....................     4,038,037    11,669,633    14,402,581     3,890,717       805,532     10,546,701
NET ASSET VALUE PER SHARE(A)
 A Shares.....................  $          -  $      13.95  $          -   $     19.83    $        -   $      21.66
 B Shares.....................  $          -  $      13.63  $          -   $     19.75    $        -   $      21.55
 I Shares.....................  $      32.63  $      13.88  $      31.08   $     19.84    $    10.25   $      21.67

(a) Net Assets by Share Class divided by Shares of Beneficial Interest
(b) Represents the investment in Schroder U.S. Smaller Companies Porfolio of Schroder Capital Funds
(c) Represents the investment in International Portfolio of Core Trust
    (Delaware)

                                                                    [LOGO]

 STATEMENTS OF OPERATIONS

--------------------------------------------------------------------------------

                                                INTERMEDIATE                                       TOTAL
                                   STABLE        GOVERNMENT     DIVERSIFIED                       RETURN
                                   INCOME          INCOME           BOND           INCOME          BOND
                                    FUND            FUND            FUND            FUND           FUND
                                 -----------    ------------    ------------    ------------    -----------
INVESTMENT INCOME
 Interest income..............   $ 7,093,872    $29,729,809     $11,751,009     $ 20,226,936    $9,193,619
 Dividend income..............             -              -               -                -             -
 Securities lending income
     (Notes 2 & 5)............        16,334         58,288          13,431           96,666        61,431
 Net investment income (loss)
     from Core Trust
     (Delaware) and/or
     Schroder Capital Funds
     (Note 1).................             -              -               -                -             -
                                 -----------    ------------    ------------    ------------    -----------
TOTAL INCOME..................     7,110,206     29,788,097      11,764,440       20,323,602     9,255,050
                                 -----------    ------------    ------------    ------------    -----------
EXPENSES
 Advisory (Note 3)............       334,768      1,355,907         598,019        1,385,988       651,181
 Administration (Note 3)......        38,381        135,246          56,542          183,927        87,736
 Management (Note 3)..........        73,208        275,635         114,320          370,469       172,736
 Transfer Agent (Note 3)
   A Shares...................        31,825         36,178               -           13,230         6,484
   B Shares...................         1,998         24,882               -            8,532         5,635
   I Shares...................       245,150        966,142         427,156          671,232       313,471
 Custody (Note 3).............             -              -               -           42,720        24,535
 Accounting (Note 3)..........        92,500         85,500          54,000           93,000        66,000
 Legal (Note 3)...............         4,627         13,333           7,331           11,180         5,065
 Registration.................        29,584         32,133           8,979           25,662        21,417
 Audit........................        17,568         18,029          14,882           12,290         9,571
 Trustees'....................         1,819          6,682           2,959            4,802         2,236
 12b-1 Distribution fees--B
     shares (Note 3)..........         7,992         99,968               -           34,127        22,540
 Amortization of organization
     costs (Note 2)...........        11,920         11,920          11,920                -         6,539
 Miscellaneous................        12,997         25,649          19,458           30,216        12,086
                                 -----------    ------------    ------------    ------------    -----------
TOTAL EXPENSES................       904,337      3,087,204       1,315,566        2,887,375     1,407,232
  FEES WAIVED AND EXPENSES
      REIMBURSED (Note 3 &
      Exhibit A ).............      (176,733)      (235,465)       (126,124)        (794,393)     (418,828)
                                 -----------    ------------    ------------    ------------    -----------
NET EXPENSES..................       727,604      2,851,739       1,189,442        2,092,982       988,404
                                 -----------    ------------    ------------    ------------    -----------
NET INVESTMENT INCOME
    (LOSS)....................     6,382,602     26,936,358      10,574,998       18,230,620     8,266,646
                                 -----------    ------------    ------------    ------------    -----------
NET REALIZED AND UNREALIZED
    GAIN (LOSS) FROM
    INVESTMENTS
 Net Realized Gain (Loss)
     from:
   Securities.................       (16,722)    (6,210,130)       (628,563)      (6,842,137)     (597,996)
   Investments in:
     Core Trust (Delaware)....             -              -               -                -             -
     Schroder Capital Funds...             -              -               -                -             -
   Foreign currency
       transactions from
       investments in Core
       Trust (Delaware).......             -              -               -                -             -
   Futures transactions.......             -              -               -                -             -
                                 -----------    ------------    ------------    ------------    -----------
 Net Realized Gain (Loss) from
     Investments..............       (16,722)    (6,210,130)       (628,563)      (6,842,137)     (597,996)
                                 -----------    ------------    ------------    ------------    -----------
 Net Change in Unrealized
     Appreciation
     (Depreciation) from:
 Securities...................       350,666      4,866,761         477,226        7,049,605     1,219,804
 Investments in:
   Core Trust (Delaware)......             -              -               -                -             -
   Schroder Capital Funds.....             -              -               -                -             -
 Foreign currency transactions
     from investments in Core
     Trust (Delaware).........             -              -               -                -             -
 Futures transactions.........             -              -               -                -             -
                                 -----------    ------------    ------------    ------------    -----------
 Net Change in Unrealized
     Appreciation
     (Depreciation) from
     Investments..............       350,666      4,866,761         477,226        7,049,605     1,219,804
                                 -----------    ------------    ------------    ------------    -----------
NET REALIZED AND UNREALIZED
    GAIN (LOSS) FROM
    INVESTMENTS...............       333,944     (1,343,369)       (151,337)         207,468       621,808
                                 -----------    ------------    ------------    ------------    -----------
INCREASE (DECREASE) IN NET
    ASSETS RESULTING FROM
    OPERATIONS................   $ 6,716,546    $25,592,989     $10,423,661     $ 18,438,088    $8,888,454
                                 -----------    ------------    ------------    ------------    -----------
                                 -----------    ------------    ------------    ------------    -----------

(a) Commenced operations on October 1, 1996.
(b) Commenced operations on August 15, 1996.

See Notes to Financial Statements.

                                                                    [LOGO]

                                               FOR THE PERIOD ENDED MAY 31, 1997

--------------------------------------------------------------------------------

                                 LIMITED
                                  TERM       TAX-FREE      COLORADO    MINNESOTA    CONSERVATIVE   MODERATE       GROWTH
                                TAX-FREE      INCOME       TAX-FREE     TAX-FREE     BALANCED      BALANCED      BALANCED
                                 FUND(A)       FUND          FUND         FUND         FUND          FUND          FUND
                                ---------   -----------   ----------   ----------   -----------   -----------   -----------
INVESTMENT INCOME
 Interest income..............  $905,014    $18,150,323   $3,478,404   $2,425,297   $6,186,152    $15,915,077   $10,432,284
 Dividend income..............         -              -           -            -       583,434      2,782,633     5,082,735
 Securities lending income
     (Notes 2 & 5)............         -              -           -            -         8,130         59,895        75,730
 Net investment income (loss)
     from Core Trust
     (Delaware) and/or
     Schroder Capital Funds
     (Note 1).................         -              -           -            -             -              -             -
                                ---------   -----------   ----------   ----------   -----------   -----------   -----------
TOTAL INCOME..................   905,014     18,150,323   3,478,404    2,425,297     6,777,716     18,757,605    15,590,749
                                ---------   -----------   ----------   ----------   -----------   -----------   -----------
EXPENSES
 Advisory (Note 3)............    88,741      1,537,966     299,582      212,616       589,365      2,185,490     2,688,223
 Administration (Note 3)......     8,874        202,688      40,474       28,909        41,579        139,434       154,897
 Management (Note 3)..........     8,874        412,498      79,359       56,138        89,391        272,923       308,589
 Transfer Agent (Note 3)
   A Shares...................         -         73,577      68,628       64,745             -              -             -
   B Shares...................         -         16,619      16,915       25,454             -              -             -
   I Shares...................    44,370        678,787      64,248       16,109       327,425      1,030,892     1,158,717
 Custody (Note 3).............     3,550         45,759      11,983        8,505             -              -             -
 Accounting (Note 3)..........    24,000         91,000      66,000       64,000        60,000         62,000        61,000
 Legal (Note 3)...............       802         12,438       3,574        3,381         6,370         20,390        22,898
 Registration.................    26,592         30,169       4,233        5,974         7,968         11,393        13,633
 Audit........................    13,008         13,602       9,538       13,288        14,856         14,992        15,005
 Trustees'....................       212          5,370       1,029          715         2,317          7,062         7,983
 12b-1 Distribution fees--B
     shares (Note 3)..........         -         66,476      67,660      101,817             -              -             -
 Amortization of organization
     costs (Note 2)...........         -              -           -            -        11,920         11,920        11,920
 Miscellaneous................     6,900         55,714      14,265       15,055        22,058         39,317        40,255
                                ---------   -----------   ----------   ----------   -----------   -----------   -----------
TOTAL EXPENSES................   225,923      3,242,663     747,488      616,706     1,173,249      3,795,813     4,483,120
  FEES WAIVED AND EXPENSES
      REIMBURSED (Note 3 &
      Exhibit A ).............  (110,570)    (1,645,574)   (427,390)    (286,902)     (132,242)      (296,544)     (320,626)
                                ---------   -----------   ----------   ----------   -----------   -----------   -----------
NET EXPENSES..................   115,353      1,597,089     320,098      329,804     1,041,007      3,499,269     4,162,494
                                ---------   -----------   ----------   ----------   -----------   -----------   -----------
NET INVESTMENT INCOME
    (LOSS)....................   789,661     16,553,234   3,158,306    2,095,493     5,736,709     15,258,336    11,428,255
                                ---------   -----------   ----------   ----------   -----------   -----------   -----------
NET REALIZED AND UNREALIZED
    GAIN (LOSS) FROM
    INVESTMENTS
 Net Realized Gain (Loss)
     from:
   Securities.................   (47,761)     1,727,823     493,059     (141,622)    3,444,081     12,234,628    14,545,145
   Investments in:
     Core Trust (Delaware)....         -              -           -            -             -              -             -
     Schroder Capital Funds...         -              -           -            -             -
   Foreign currency
       transactions from
       investments in Core
       Trust (Delaware).......         -              -           -            -        97,737        430,110       735,091
   Futures transactions.......         -              -           -            -        26,583        133,912       271,037
                                ---------   -----------   ----------   ----------   -----------   -----------   -----------
 Net Realized Gain (Loss) from
     Investments..............   (47,761)     1,727,823     493,059     (141,622)    3,568,401     12,798,650    15,551,273
                                ---------   -----------   ----------   ----------   -----------   -----------   -----------
 Net Change in Unrealized
     Appreciation
     (Depreciation) from:
 Securities...................   147,244      6,758,068   1,445,137    1,253,339     2,542,815     18,845,290    41,519,469
 Investments in:
   Core Trust (Delaware)......         -              -           -            -
   Schroder Capital Funds.....         -              -           -            -             -              -             -
 Foreign currency transactions
     from investments in Core
     Trust (Delaware).........         -              -           -            -       (14,029)       (41,032)      (39,583)
 Futures transactions.........         -              -           -            -        (4,541)         2,450        17,988
                                ---------   -----------   ----------   ----------   -----------   -----------   -----------
 Net Change in Unrealized
     Appreciation
     (Depreciation) from
     Investments..............   147,244      6,758,068   1,445,137    1,253,339     2,524,245     18,806,708    41,497,874
                                ---------   -----------   ----------   ----------   -----------   -----------   -----------
NET REALIZED AND UNREALIZED
    GAIN (LOSS) FROM
    INVESTMENTS...............    99,483      8,485,891   1,938,196    1,111,717     6,092,646     31,605,358    57,049,147
                                ---------   -----------   ----------   ----------   -----------   -----------   -----------
INCREASE (DECREASE) IN NET
    ASSETS RESULTING FROM
    OPERATIONS................  $889,144    $25,039,125   $5,096,502   $3,207,210   $11,829,355   $46,863,694   $68,477,402
                                ---------   -----------   ----------   ----------   -----------   -----------   -----------
                                ---------   -----------   ----------   ----------   -----------   -----------   -----------

(a) Commenced operations on October 1, 1996.
(b) Commenced operations on August 15, 1996.

                                                                    [LOGO]

 STATEMENTS OF OPERATIONS (CONCLUDED)

--------------------------------------------------------------------------------

                                    INCOME       VALUGROWTH-SM-                    DIVERSIFIED        GROWTH
                                    EQUITY          STOCK            INDEX           EQUITY           EQUITY
                                     FUND            FUND            FUND             FUND             FUND
                                 ------------    ------------    -------------    -------------    -------------
INVESTMENT INCOME
 Interest income..............   $    851,663    $   164,508     $   1,687,335    $   1,963,567    $   1,515,428
 Dividend income..............      9,826,233      2,901,366         7,073,690       16,218,203        7,167,666
 Securities lending income
     (Notes 2 & 5)............         65,547         40,832            57,755          268,750          234,353
 Net investment income (loss)
     from Core Trust
     (Delaware) and/or
     Schroder Capital Funds
     (Note 1).................              -              -                 -                -                -
                                 ------------    ------------    -------------    -------------    -------------
TOTAL INCOME..................     10,743,443      3,106,706         8,818,780       18,450,520        8,917,447
                                 ------------    ------------    -------------    -------------    -------------
EXPENSES
 Advisory (Note 3)............      1,906,693      1,475,664           563,081        6,874,776        7,205,405
 Administration (Note 3)......        140,044        125,831           143,019          372,532          279,793
 Management (Note 3)..........        241,294        243,085           232,367          685,126          520,808
 Transfer Agent (Note 3)
   A Shares...................         92,753         41,540                 -                -                -
   B Shares...................         58,957         14,148                 -                -                -
   I Shares...................        801,637        405,457           938,468        2,644,145        2,001,501
 Custody (Note 3).............              -         32,661                 -                -                -
 Accounting (Note 3)..........         71,500         66,000            60,000           81,500           79,000
 Legal (Note 3)...............         16,959         13,232            17,303           53,877           40,488
 Registration.................         72,899         25,668            58,265           85,380           54,725
 Audit........................         17,057         11,197            17,098           15,282           14,147
 Trustees'....................          5,846          3,140             5,906           17,463           13,400
 12b-1 Distribution fees--B
     shares (Note 3)..........        235,829         56,592                 -          159,132           43,471
 Amortization of organization
     costs (Note 2)...........         11,920              -            11,920           11,920           11,920
 Miscellaneous................         33,015         16,608            47,389           79,732           57,089
                                 ------------    ------------    -------------    -------------    -------------
TOTAL EXPENSES................      3,706,403      2,530,823         2,094,816       11,080,865       10,321,747
  FEES WAIVED AND EXPENSES
      REIMBURSED (Note 3 &
      Exhibit A ).............       (304,545)      (625,933)       (1,160,619)        (844,306)        (611,827)
                                 ------------    ------------    -------------    -------------    -------------
NET EXPENSES..................      3,401,858      1,904,890           934,197       10,236,559        9,709,920
                                 ------------    ------------    -------------    -------------    -------------
NET INVESTMENT INCOME
    (LOSS)....................      7,341,585      1,201,816         7,884,583        8,213,961         (792,473)
                                 ------------    ------------    -------------    -------------    -------------
NET REALIZED AND UNREALIZED
    GAIN (LOSS) FROM
    INVESTMENTS
Net Realized Gain (Loss) from:
  Securities..................      7,545,807     27,574,311        30,269,451       20,317,318       28,226,600
  Investments in:
    Core Trust (Delaware).....              -              -                 -                -                -
    Schroder Capital Funds....              -              -                 -                -                -
  Foreign currency
      transactions from
      investments in Core
      Trust (Delaware)........              -              -                 -        2,121,742        3,341,211
  Futures transactions........              -              -         7,017,529          978,412                -
                                 ------------    ------------    -------------    -------------    -------------
Net Realized Gain (Loss) from
    Investments...............      7,545,807     27,574,311        37,286,980       23,417,472       31,567,811
                                 ------------    ------------    -------------    -------------    -------------
Net Change in Unrealized
    Appreciation
    (Depreciation) from:
  Securities..................     67,108,555     10,617,449        56,666,888      180,496,467       83,982,564
Investments in:
  Core Trust (Delaware).......              -              -                 -                -                -
  Schroder Capital Funds......              -              -                 -                -                -
Foreign currency transactions
    from investments in Core
    Trust (Delaware)..........              -              -                 -           73,060           16,831
Futures transactions..........              -              -         2,533,375          204,802                -
                                 ------------    ------------    -------------    -------------    -------------
Net Change in Unrealized
    Appreciation
    (Depreciation) from
    Investments...............     67,108,555     10,617,449        59,200,263      180,774,329       83,999,395
                                 ------------    ------------    -------------    -------------    -------------
NET REALIZED AND UNREALIZED
    GAIN (LOSS) FROM
    INVESTMENTS...............     74,654,362     38,191,760        96,487,243      204,191,801      115,567,206
                                 ------------    ------------    -------------    -------------    -------------
INCREASE (DECREASE) IN NET
    ASSETS RESULTING FROM
    OPERATIONS................   $ 81,995,947    $39,393,576     $ 104,371,826    $ 212,405,762    $ 114,774,733
                                 ------------    ------------    -------------    -------------    -------------
                                 ------------    ------------    -------------    -------------    -------------

(a) Commenced operations on October 1, 1996.
(b) Commenced operations on August 15, 1996.
(c) Net of expenses from Schroder U.S. Smaller Companies Portfolio of Schroder Capital Funds in the amount of $226,720.
(d) Net of expenses from International Portfolio of Core Trust (Delaware) in the amount of $1,404,940.

See Notes to Financial Statements.

                                                                    [LOGO]

                                               FOR THE PERIOD ENDED MAY 31, 1997

--------------------------------------------------------------------------------

                                  LARGE        SMALL        SMALL        SMALL
                                 COMPANY      COMPANY      COMPANY        CAP       CONTRARIAN
                                 GROWTH        STOCK        GROWTH     OPPORTUNITIES    STOCK     INTERNATIONAL
                                  FUND         FUND          FUND       FUND(B)        FUND           FUND
                                ---------   -----------   ----------   ----------   -----------   ------------
INVESTMENT INCOME
 Interest income..............  $ 201,597   $   424,120   $1,098,080   $       -    $   38,320    $         -
 Dividend income..............    556,852       716,216      964,146           -       363,782              -
 Securities lending income
     (Notes 2 & 5)............     52,516        59,882        8,580           -         2,107              -
 Net investment income (loss)
     from Core Trust
     (Delaware) and/or
     Schroder Capital Funds
     (Note 1).................          -             -            -      64,968             -      1,772,651
                                ---------   -----------   ----------   ----------   -----------   ------------
TOTAL INCOME..................    810,965     1,200,218    2,070,806      64,968(c)    404,209      1,772,651(d)
                                ---------   -----------   ----------   ----------   -----------   ------------
EXPENSES
 Advisory (Note 3)............    651,110     1,481,914    3,513,581           -       161,601              -
 Administration (Note 3)......     36,058       103,456      135,857      13,161         9,189         64,332
 Management (Note 3)..........     64,112       192,927      254,540      80,376        31,212        567,233
 Transfer Agent (Note 3)
   A Shares...................          -        14,958            -         305         1,243          3,735
   B Shares...................          -        10,410            -         108           835          3,116
   I Shares...................    250,427       345,110      975,995      66,399        48,422        444,267
 Custody (Note 3).............          -        27,229            -           -         4,040              -
 Accounting (Note 3)..........     38,000        76,000       55,000      26,057        60,000         36,000
 Legal (Note 3)...............      4,428         6,661       16,350       1,314         3,919         10,670
 Registration.................     15,408        32,775       35,345      57,628        16,816         35,167
 Audit........................     13,819        10,880       13,946       7,409         8,918          7,480
 Trustees'....................      1,625         2,484        6,553         287           414          2,895
 12b-1 Distribution fees--B
     shares (Note 3)..........          -        41,641            -         431         3,340         12,465
 Amortization of organization
     costs (Note 2)...........     11,920         6,539       11,920           -         6,539         11,920
 Miscellaneous................      7,931        13,813       26,356       8,486         3,749         11,076
                                ---------   -----------   ----------   ----------   -----------   ------------
TOTAL EXPENSES................  1,094,838     2,366,797    5,045,443     261,961       360,237      1,210,356
  FEES WAIVED AND EXPENSES
      REIMBURSED (Note 3 &
      Exhibit A ).............    (98,645)     (567,672)    (191,180)   (154,885)     (117,861)       (25,882)
                                ---------   -----------   ----------   ----------   -----------   ------------
NET EXPENSES..................    996,193     1,799,125    4,854,263     107,076       242,376      1,184,474
                                ---------   -----------   ----------   ----------   -----------   ------------
NET INVESTMENT INCOME
    (LOSS)....................   (185,228)     (598,907)  (2,783,457)    (42,108)      161,833        588,177
                                ---------   -----------   ----------   ----------   -----------   ------------
NET REALIZED AND UNREALIZED
    GAIN (LOSS) FROM
    INVESTMENTS
Net Realized Gain (Loss) from:
  Securities..................  1,200,464     7,815,985   30,533,189           -    (1,905,305)             -
  Investments in:
    Core Trust (Delaware).....          -             -            -           -             -        214,268
    Schroder Capital Funds....          -             -            -     578,865             -              -
  Foreign currency
      transactions from
      investments in Core
      Trust (Delaware)........          -             -            -           -             -      2,259,655
  Futures transactions........          -             -            -           -             -              -
                                ---------   -----------   ----------   ----------   -----------   ------------
Net Realized Gain (Loss) from
    Investments...............  1,200,464     7,815,985   30,533,189     578,865    (1,905,305)     2,473,923
                                ---------   -----------   ----------   ----------   -----------   ------------
Net Change in Unrealized
    Appreciation
    (Depreciation) from:
  Securities..................  20,808,081    5,063,015   (4,867,156)          -     1,616,215              -
Investments in:
  Core Trust (Delaware).......          -             -            -           -             -     18,836,534
  Schroder Capital Funds......          -             -            -   7,181,430             -              -
Foreign currency transactions
    from investments in Core
    Trust (Delaware)..........          -             -            -           -             -       (654,238)
Futures transactions..........          -             -            -           -             -              -
                                ---------   -----------   ----------   ----------   -----------   ------------
Net Change in Unrealized
    Appreciation
    (Depreciation) from
    Investments...............  20,808,081    5,063,015   (4,867,156)  7,181,430     1,616,215     18,182,296
                                ---------   -----------   ----------   ----------   -----------   ------------
NET REALIZED AND UNREALIZED
    GAIN (LOSS) FROM
    INVESTMENTS...............  22,008,545   12,879,000   25,666,033   7,760,295      (289,090)    20,656,219
                                ---------   -----------   ----------   ----------   -----------   ------------
INCREASE (DECREASE) IN NET
    ASSETS RESULTING FROM
    OPERATIONS................  $21,823,317 $12,280,093   $22,882,576  $7,718,187   $ (127,257)   $21,244,396
                                ---------   -----------   ----------   ----------   -----------   ------------
                                ---------   -----------   ----------   ----------   -----------   ------------

(a) Commenced operations on October 1, 1996.
(b) Commenced operations on August 15, 1996.
(c) Net of expenses from Schroder U.S. Smaller Companies Portfolio of Schroder Capital Funds in the amount of $226,720.
(d) Net of expenses from International Portfolio of Core Trust (Delaware) in the amount of $1,404,940.

                                                                    [LOGO]

 STATEMENTS OF CHANGES IN NET ASSETS

--------------------------------------------------------------------------------

                                                  INTERMEDIATE                                           TOTAL
                                    STABLE         GOVERNMENT       DIVERSIFIED        INCOME           RETURN
                                  INCOME FUND      INCOME FUND       BOND FUND          FUND           BOND FUND
                                 -------------    -------------    -------------    -------------    -------------
NET ASSETS BEGINNING OF
    PERIOD(A).................   $ 48,086,568     $ 50,213,013     $171,452,965     $ 119,520,985    $  97,715,868
                                 -------------    -------------    -------------    -------------    -------------
OPERATIONS:
 Net investment income
     (loss)...................      2,061,547        2,934,561        6,771,052        12,405,053        7,709,564
 Net realized gain (loss) from
     investments sold.........         50,930         (422,976)       2,167,114        (1,226,739)         373,776
 Net change in unrealized
     appreciation
     (depreciation) from
     investments..............       (430,849)      (3,981,603)      (8,517,603)      (12,614,751)      (4,459,522)
                                 -------------    -------------    -------------    -------------    -------------
                                    1,681,628       (1,470,018)         420,563        (1,436,437)       3,623,818
                                 -------------    -------------    -------------    -------------    -------------
DISTRIBUTIONS TO SHAREHOLDERS
    FROM:
 Net investment income--
  A Shares....................        (69,993)         (42,791)               -          (378,659)         (78,735)
  B Shares....................         (3,559)         (25,500)               -          (188,666)         (94,365)
  I Shares....................     (4,182,485)      (6,285,505)     (10,159,009)      (11,837,728)      (7,536,461)
 Net realized gain on
     investments--
  A Shares....................              -                -                -                 -           (2,358)
  B Shares....................              -                -                -                 -           (3,618)
  I Shares....................       (293,791)      (1,079,061)      (1,828,032)                -         (245,694)
                                 -------------    -------------    -------------    -------------    -------------
                                   (4,549,828)      (7,432,857)     (11,987,041)      (12,405,053)      (7,961,231)
                                 -------------    -------------    -------------    -------------    -------------
CAPITAL SHARE TRANSACTIONS:
 Sale of Shares--
  A Shares....................         25,709           66,723                -         2,291,426        1,956,528
  B Shares....................        478,396            4,314                -           899,180        1,523,367
  I Shares....................     33,067,211        7,989,936       26,153,631       197,433,835       49,367,074
 Shares issued in merger (Note
     7)--
  A Shares....................     16,263,468       18,921,088                -                 -                -
  B Shares....................        393,994       10,829,902                -                 -                -
  I Shares....................     16,857,313      354,137,467                -                 -                -
 Reinvestment of
     distributions--
  A Shares....................         43,901           31,592                -           337,470           70,922
  B Shares....................          2,620           16,277                -           161,167           92,460
  I Shares....................      4,405,074        6,463,069       11,987,041           179,740        2,814,343
 Redemption of Shares--
  A Shares....................        (16,429)      (2,337,507)               -        (3,106,414)        (548,923)
  B Shares....................         (5,075)         (87,494)               -          (928,666)        (364,624)
  I Shares....................    (16,208,158)     (10,777,222)     (30,868,007)      (22,976,452)     (23,414,179)
                                 -------------    -------------    -------------    -------------    -------------
NET INCREASE (DECREASE) FROM
    CAPITAL SHARE
    TRANSACTIONS..............     55,308,024      385,258,145        7,272,665       174,291,286       31,496,968
                                 -------------    -------------    -------------    -------------    -------------
NET ASSETS--MAY 31, 1996......    100,526,392      426,568,283      167,159,152       279,970,781      124,875,423
                                 -------------    -------------    -------------    -------------    -------------
OPERATIONS
 Net investment income
     (loss)...................      6,382,602       26,936,358       10,574,998        18,230,620        8,266,646
 Net realized gain (loss) from
     investments..............        (16,722)      (6,210,130)        (628,563)       (6,842,137)        (597,996)
 Net change in unrealized
     appreciation
     (depreciation) from
     investments..............        350,666        4,866,761          477,226         7,049,605        1,219,804
                                 -------------    -------------    -------------    -------------    -------------
                                    6,716,546       25,592,989       10,423,661        18,438,088        8,888,454
                                 -------------    -------------    -------------    -------------    -------------
DISTRIBUTIONS TO SHAREHOLDERS
    FROM
 Net investment income--
  A Shares....................       (721,899)        (951,891)               -          (348,870)        (165,157)
  B Shares....................        (38,565)        (583,483)               -          (200,173)        (126,442)
  I Shares....................     (5,602,672)     (25,549,628)     (11,271,882)      (17,681,577)      (7,975,055)
 Net realized gain on
     investments--
  A Shares....................              -                -                -                 -           (7,033)
  B Shares....................              -                -                -                 -           (6,165)
  I Shares....................              -                -       (2,307,298)                -         (348,086)
 Distribution in Excess--
  A Shares....................              -                -                -                 -                -
  B Shares....................              -                -                -                 -                -
  I Shares....................              -                -                -                 -                -
                                 -------------    -------------    -------------    -------------    -------------
                                   (6,363,136)     (27,085,002)     (13,579,180)      (18,230,620)      (8,627,938)
                                 -------------    -------------    -------------    -------------    -------------
CAPITAL SHARE TRANSACTIONS
 Sale of Shares--
  A Shares....................      1,191,772        1,106,096                -         1,161,599        1,601,894
  B Shares....................        701,755        1,575,225                -         1,023,640          666,573
  I Shares....................     61,899,250       47,225,594       56,312,542        34,365,830       46,717,303
 Reinvestment of
     distributions--
  A Shares....................        260,034          712,814                -           296,467          175,548
  B Shares....................         26,240          358,502                -           158,950          110,954
  I Shares....................      4,614,509        3,133,761       13,557,797           242,372          446,003
 Redemption of Shares--
  A Shares....................     (5,300,964)      (5,302,226)               -        (1,842,981)        (705,561)
  B Shares....................       (542,351)      (3,611,256)               -        (1,127,169)        (627,550)
  I Shares....................    (39,192,241)     (76,988,609)     (71,564,199)      (47,759,316)     (42,745,129)
                                 -------------    -------------    -------------    -------------    -------------
NET INCREASE (DECREASE) FROM
    CAPITAL SHARE
    TRANSACTIONS..............     23,658,004      (31,790,099)      (1,693,860)      (13,480,608)       5,640,035
                                 -------------    -------------    -------------    -------------    -------------
NET ASSETS--MAY 31, 1997......   $124,537,806     $393,286,171     $162,309,773     $ 266,697,641    $ 130,775,974
                                 -------------    -------------    -------------    -------------    -------------
                                 -------------    -------------    -------------    -------------    -------------
                                   November 1,      November 1,      November 1,
(a) Beginning of Period.......            1995             1995             1995     June 1, 1995     June 1, 1995

See Notes to Financial Statements.

                                                                    [LOGO]

                            FOR THE YEARS OR PERIODS ENDED MAY 31, 1996 AND 1997

--------------------------------------------------------------------------------

                                  LIMITED TERM       TAX-FREE        COLORADO        MINNESOTA       CONSERVATIVE
                                    TAX-FREE          INCOME         TAX-FREE        TAX-FREE          BALANCED
                                      FUND             FUND            FUND            FUND              FUND
                                ----------------   -------------   -------------   -------------   -----------------
NET ASSETS BEGINNING OF
    PERIOD(A).................    $         -      $ 128,969,381    $ 55,734,013    $ 22,448,063     $136,709,811
                                ----------------   -------------   -------------   -------------   -----------------
OPERATIONS:
 Net investment income
     (loss)...................              -         13,239,263       3,016,106       1,583,749        3,949,668
 Net realized gain (loss) from
     investments sold.........              -           (581,189)        340,617         111,837        1,001,774
 Net change in unrealized
     appreciation
     (depreciation) from
     investments..............              -         (3,661,087)       (487,596)       (800,461)       2,159,205
                                ----------------   -------------   -------------   -------------   -----------------
                                            -          8,996,987       2,869,127         895,125        7,110,647
                                ----------------   -------------   -------------   -------------   -----------------
DISTRIBUTIONS TO SHAREHOLDERS
    FROM:
 Net investment income--
  A Shares....................              -         (1,868,529)     (1,437,522)     (1,160,466)               -
  B Shares....................              -           (236,778)       (269,519)       (315,283)               -
  I Shares....................              -        (11,133,956)     (1,309,065)       (108,000)      (5,731,263)
 Net realized gain on
     investments--
  A Shares....................              -                  -               -               -                -
  B Shares....................              -                  -               -               -                -
  I Shares....................              -                  -               -               -       (1,742,779)
                                ----------------   -------------   -------------   -------------   -----------------
                                            -        (13,239,263)     (3,016,106)     (1,583,749)      (7,474,042)
                                ----------------   -------------   -------------   -------------   -----------------
CAPITAL SHARE TRANSACTIONS:
 Sale of Shares--
  A Shares....................              -          8,363,276       4,568,871      13,073,591                -
  B Shares....................              -          2,517,278       1,869,835       4,415,986                -
  I Shares....................              -        212,589,116       6,423,556       2,423,693       25,829,440
 Shares issued in merger (Note
     7)--
  A Shares....................              -                  -               -               -                -
  B Shares....................                                 -               -               -                -
  I Shares....................                                 -               -               -                -
 Reinvestment of
     distributions--
  A Shares....................              -          1,689,697       1,247,299       1,004,820                -
  B Shares....................              -            170,166         189,093         267,653                -
  I Shares....................              -            106,017          12,673          19,399        7,474,042
 Redemption of Shares--
  A Shares....................              -         (6,743,422)     (4,732,320)     (2,585,119)               -
  B Shares....................              -           (479,398)       (814,836)       (793,041)               -
  I Shares....................              -        (26,969,864)     (6,886,075)       (163,496)     (22,700,219)
                                ----------------   -------------   -------------   -------------   -----------------
NET INCREASE (DECREASE) FROM
    CAPITAL SHARE
    TRANSACTIONS..............              -        191,242,866       1,878,096      17,663,486       10,603,263
                                ----------------   -------------   -------------   -------------   -----------------
NET ASSETS--MAY 31, 1996......              -        315,969,971      57,465,130      39,422,925      146,949,679
                                ----------------   -------------   -------------   -------------   -----------------
OPERATIONS
 Net investment income
     (loss)...................        789,661         16,553,234       3,158,306       2,095,493        5,736,709
 Net realized gain (loss) from
     investments..............        (47,761)         1,727,823         493,059        (141,622)       3,568,401
 Net change in unrealized
     appreciation
     (depreciation) from
     investments..............        147,244          6,758,068       1,445,137       1,253,339        2,524,245
                                ----------------   -------------   -------------   -------------   -----------------
                                      889,144         25,039,125       5,096,502       3,207,210       11,829,355
                                ----------------   -------------   -------------   -------------   -----------------
DISTRIBUTIONS TO SHAREHOLDERS
    FROM
 Net investment income--
  A Shares....................              -         (1,591,311)     (1,470,771)     (1,322,564)               -
  B Shares....................              -           (308,558)       (311,583)       (443,287)               -
  I Shares....................       (789,661)       (14,653,365)     (1,375,952)       (329,642)      (6,159,478)
 Net realized gain on
     investments--
  A Shares....................              -                  -               -               -                -
  B Shares....................              -                  -               -               -                -
  I Shares....................              -                  -               -               -       (2,495,149)
 Distribution in Excess--
  A Shares....................              -                  -               -               -                -
  B Shares....................              -                  -               -               -                -
  I Shares....................              -                  -               -               -                -
                                ----------------   -------------   -------------   -------------   -----------------
                                     (789,661)       (16,553,234)     (3,158,306)     (2,095,493)      (8,654,627)
                                ----------------   -------------   -------------   -------------   -----------------
CAPITAL SHARE TRANSACTIONS
 Sale of Shares--
  A Shares....................              -          6,496,836       1,722,891       3,538,661                -
  B Shares....................              -          1,904,021       1,012,888       2,882,204                -
  I Shares....................     41,586,251         41,150,176       5,985,260       8,567,269       36,138,290
 Reinvestment of
     distributions--
  A Shares....................              -          1,278,621       1,199,954       1,051,926                -
  B Shares....................              -            224,415         217,609         342,375                -
  I Shares....................         40,619            274,923          17,000          59,840        8,655,005
 Redemption of Shares--
  A Shares....................              -        (13,367,873)     (3,001,775)     (6,143,453)               -
  B Shares....................              -           (884,326)       (633,831)     (1,171,847)               -
  I Shares....................       (736,230)       (65,125,982)     (4,982,823)     (1,659,308)     (66,141,197)
                                ----------------   -------------   -------------   -------------   -----------------
NET INCREASE (DECREASE) FROM
    CAPITAL SHARE
    TRANSACTIONS..............     40,890,640        (28,049,189)      1,537,173       7,467,667      (21,347,902)
                                ----------------   -------------   -------------   -------------   -----------------
NET ASSETS--MAY 31, 1997......    $40,990,123      $ 296,406,673    $ 60,940,499    $ 48,002,309     $128,776,505
                                ----------------   -------------   -------------   -------------   -----------------
                                ----------------   -------------   -------------   -------------   -----------------
(a) Beginning of Period.......   October 1, 1996    June 1, 1995    June 1, 1995    June 1, 1995    November 1, 1995


                                    MODERATE             GROWTH
                                    BALANCED            BALANCED
                                      FUND                FUND
                                -----------------   -----------------
NET ASSETS BEGINNING OF
    PERIOD(A).................    $373,998,231        $ 374,892,160
                                -----------------   -----------------
OPERATIONS:
 Net investment income
     (loss)...................       9,125,346            6,623,706
 Net realized gain (loss) from
     investments sold.........       5,703,081            9,681,960
 Net change in unrealized
     appreciation
     (depreciation) from
     investments..............      11,601,080           27,418,581
                                -----------------   -----------------
                                    26,429,507           43,724,247
                                -----------------   -----------------
DISTRIBUTIONS TO SHAREHOLDERS
    FROM:
 Net investment income--
  A Shares....................               -                    -
  B Shares....................               -                    -
  I Shares....................     (12,519,924)          (9,048,079)
 Net realized gain on
     investments--
  A Shares....................               -                    -
  B Shares....................               -                    -
  I Shares....................      (5,073,401)          (3,082,601)
                                -----------------   -----------------
                                   (17,593,325)         (12,130,680)
                                -----------------   -----------------
CAPITAL SHARE TRANSACTIONS:
 Sale of Shares--
  A Shares....................               -                    -
  B Shares....................               -                    -
  I Shares....................      74,842,548          115,893,160
 Shares issued in merger (Note
     7)--
  A Shares....................               -                    -
  B Shares....................               -                    -
  I Shares....................               -                    -
 Reinvestment of
     distributions--
  A Shares....................               -                    -
  B Shares....................               -                    -
  I Shares....................      17,593,325           12,130,682
 Redemption of Shares--
  A Shares....................               -                    -
  B Shares....................               -                    -
  I Shares....................     (77,264,966)         (49,868,392)
                                -----------------   -----------------
NET INCREASE (DECREASE) FROM
    CAPITAL SHARE
    TRANSACTIONS..............      15,170,907           78,155,450
                                -----------------   -----------------
NET ASSETS--MAY 31, 1996......     398,005,320          484,641,177
                                -----------------   -----------------
OPERATIONS
 Net investment income
     (loss)...................      15,258,336           11,428,255
 Net realized gain (loss) from
     investments..............      12,798,650           15,551,273
 Net change in unrealized
     appreciation
     (depreciation) from
     investments..............      18,806,708           41,497,874
                                -----------------   -----------------
                                    46,863,694           68,477,402
                                -----------------   -----------------
DISTRIBUTIONS TO SHAREHOLDERS
    FROM
 Net investment income--
  A Shares....................               -                    -
  B Shares....................               -                    -
  I Shares....................     (15,207,156)         (11,872,271)
 Net realized gain on
     investments--
  A Shares....................               -                    -
  B Shares....................               -                    -
  I Shares....................      (5,845,141)         (17,285,365)
 Distribution in Excess--
  A Shares....................               -                    -
  B Shares....................               -                    -
  I Shares....................               -                    -
                                -----------------   -----------------
                                   (21,052,297)         (29,157,636)
                                -----------------   -----------------
CAPITAL SHARE TRANSACTIONS
 Sale of Shares--
  A Shares....................               -                    -
  B Shares....................               -                    -
  I Shares....................     116,845,894          143,517,666
 Reinvestment of
     distributions--
  A Shares....................               -                    -
  B Shares....................               -
  I Shares....................      21,052,296           29,111,750
 Redemption of Shares--
  A Shares....................               -                    -
  B Shares....................               -                    -
  I Shares....................    (143,034,670)        (193,208,525)
                                -----------------   -----------------
NET INCREASE (DECREASE) FROM
    CAPITAL SHARE
    TRANSACTIONS..............      (5,136,480)         (20,579,109)
                                -----------------   -----------------
NET ASSETS--MAY 31, 1997......    $418,680,237        $ 503,381,834
                                -----------------   -----------------
                                -----------------   -----------------
(a) Beginning of Period.......   November 1, 1995    November 1, 1995

                                                                    [LOGO]

--------------------------------------------------------------------------------

                                     INCOME        VALUGROWTH-SM-                          DIVERSIFIED           GROWTH
                                     EQUITY             STOCK             INDEX              EQUITY              EQUITY
                                      FUND              FUND               FUND               FUND                FUND
                                ----------------   ---------------   ----------------   -----------------   -----------------
NET ASSETS BEGINNING OF
    PERIOD(A).................    $ 49,000,004       $152,296,128      $186,196,572      $  711,110,909       $ 564,004,277
                                ----------------   ---------------   ----------------   -----------------   -----------------
OPERATIONS:
 Net investment income
     (loss)...................       1,275,151          1,009,599         2,947,559           4,762,594              54,049
 Net realized gain (loss) from
     investments sold.........         239,076         11,920,837         3,739,347          20,460,229          30,110,072
 Net change in unrealized
     appreciation
     (depreciation) from
     investments..............       9,644,184         19,702,082        25,822,725          96,912,030          67,008,779
                                ----------------   ---------------   ----------------   -----------------   -----------------
                                    11,158,411         32,632,518        32,509,631         122,134,853          97,172,900
                                ----------------   ---------------   ----------------   -----------------   -----------------
DISTRIBUTIONS TO SHAREHOLDERS
    FROM:
 Net investment income--
  A Shares....................               -            (84,795)                -                   -                   -
  B Shares....................               -            (22,463)                -                   -                   -
  I Shares....................      (1,597,797)          (920,207)       (3,001,143)        (11,170,188)         (2,687,990)
 Net realized gain on
     investments--
  A Shares....................               -            (79,478)                -                   -                   -
  B Shares....................               -            (25,735)                -                   -                   -
  I Shares....................        (213,282)          (874,467)       (1,322,193)        (26,714,365)        (42,119,410)
                                ----------------   ---------------   ----------------   -----------------   -----------------
                                    (1,811,079)        (2,007,145)       (4,323,336)        (37,884,553)        (44,807,400)
                                ----------------   ---------------   ----------------   -----------------   -----------------
CAPITAL SHARE TRANSACTIONS:
 Sale of Shares--
  A Shares....................       2,520,809          2,965,125                 -           2,685,565           3,337,642
  B Shares....................         748,680          1,356,765                 -           2,417,385             694,106
  I Shares....................      31,446,734         26,276,880        44,343,984         156,508,771         132,045,471
 Shares issued in merger (Note
     7)--
  A Shares....................      28,896,764                  -                 -                   -                   -
  B Shares....................      16,515,834                  -                 -                   -                   -
  I Shares....................     145,790,368                  -                 -                   -                   -
 Reinvestment of
     distributions--
  A Shares....................               -            181,544                 -                   -                   -
  B Shares....................               -             50,538                 -                   -                   -
  I Shares....................       1,811,078            106,150         4,323,406          37,884,552          44,807,402
 Redemption of Shares--
  A Shares....................         (97,978)        (2,587,716)                -             (12,102)            (10,957)
  B Shares....................         (27,196)          (625,881)                -                   -                   -
  I Shares....................      (6,354,584)       (33,730,227)      (13,406,058)        (82,476,663)        (57,474,997)
                                ----------------   ---------------   ----------------   -----------------   -----------------
NET INCREASE (DECREASE) FROM
    CAPITAL SHARE
    TRANSACTIONS..............     221,250,509         (6,006,822)       35,261,332         117,007,508         123,398,667
                                ----------------   ---------------   ----------------   -----------------   -----------------
NET ASSETS--MAY 31, 1996......     279,597,845        176,914,679       249,644,199         912,368,717         739,768,444
                                ----------------   ---------------   ----------------   -----------------   -----------------
OPERATIONS
 Net investment income
     (loss)...................       7,341,585          1,201,816         7,884,583           8,213,961            (792,473)
 Net realized gain (loss) from
     investments..............       7,545,807         27,574,311        37,286,980          23,417,472          31,567,811
 Net change in unrealized
     appreciation
     (depreciation) from
     investments..............      67,108,555         10,617,449        59,200,263         180,774,329          83,999,395
                                ----------------   ---------------   ----------------   -----------------   -----------------
                                    81,995,947         39,393,576       104,371,826         212,405,762         114,774,733
                                ----------------   ---------------   ----------------   -----------------   -----------------
DISTRIBUTIONS TO SHAREHOLDERS
    FROM
 Net investment income--
  A Shares....................        (631,328)           (24,656)                -             (71,788)                  -
  B Shares....................        (248,650)              (761)                -             (37,139)                  -
  I Shares....................      (5,409,270)          (238,700)       (5,954,051)         (5,048,533)                  -
 Net realized gain on
     investments--
  A Shares....................               -         (1,711,849)                -             (86,235)           (221,686)
  B Shares....................               -           (581,032)                -             (95,727)            (95,413)
  I Shares....................               -        (16,880,842)       (6,050,374)         (6,064,480)        (15,939,879)
 Distribution in Excess--
  A Shares....................               -                  -                 -                   -             (14,426)
  B Shares....................               -                  -                 -                   -                   -
  I Shares....................               -                  -                 -                   -          (1,037,304)
                                ----------------   ---------------   ----------------   -----------------   -----------------
                                    (6,289,248)       (19,437,840)      (12,004,425)        (11,403,902)        (17,308,708)
                                ----------------   ---------------   ----------------   -----------------   -----------------
CAPITAL SHARE TRANSACTIONS
 Sale of Shares--
  A Shares....................      13,631,365          3,013,903                 -          21,946,642          13,671,892
  B Shares....................      14,627,119          1,120,672                 -          28,308,236           7,397,442
  I Shares....................     179,823,737         29,570,961       298,477,778         306,247,811         261,561,411
 Reinvestment of
     distributions--
  A Shares....................         604,511          1,725,002                 -             157,020             234,009
  B Shares....................         240,847            557,001                 -             128,150              95,271
  I Shares....................       2,063,741          1,397,591        11,725,407          11,033,830          16,970,323
 Redemption of Shares--
  A Shares....................      (9,134,378)        (2,965,382)                -          (2,937,661)         (4,688,246)
  B Shares....................      (3,238,148)          (829,125)                -            (898,800)           (321,575)
  I Shares....................     (51,392,099)       (24,835,838)     (139,080,889)       (205,649,293)       (213,875,777)
                                ----------------   ---------------   ----------------   -----------------   -----------------
NET INCREASE (DECREASE) FROM
    CAPITAL SHARE
    TRANSACTIONS..............     147,226,695          8,754,785       171,122,296         158,335,935          81,044,750
                                ----------------   ---------------   ----------------   -----------------   -----------------
NET ASSETS--MAY 31, 1997......    $502,531,239       $205,625,200      $513,133,896      $1,271,706,512       $ 918,279,219
                                ----------------   ---------------   ----------------   -----------------   -----------------
                                ----------------   ---------------   ----------------   -----------------   -----------------
(a) Beginning of Period.......  November 1, 1995      June 1, 1995   November 1, 1995    November 1, 1995    November 1, 1995

See Notes to Financial Statements.

                                                                    [LOGO]

                            FOR THE YEARS OR PERIODS ENDED MAY 31, 1996 AND 1997

--------------------------------------------------------------------------------

                                     LARGE             SMALL            SMALL              SMALL
                                    COMPANY           COMPANY          COMPANY              CAP           CONTRARIAN
                                     GROWTH            STOCK            GROWTH         OPPORTUNITIES        STOCK
                                      FUND             FUND              FUND              FUND              FUND
                                ----------------   -------------   ----------------   ---------------   --------------
NET ASSETS BEGINNING OF
    PERIOD(A).................    $ 63,566,924     $  56,742,784     $278,057,874       $         -       $ 46,866,718
                                ----------------   -------------   ----------------   ---------------   --------------
OPERATIONS:
 Net investment income
     (loss)...................        (128,949)           29,449         (772,022)                -            375,831
 Net realized gain (loss) from
     investments sold.........         869,085        14,281,284       23,582,293                 -          5,483,045
 Net change in unrealized
     appreciation
     (depreciation) from
     investments..............      10,088,697        17,166,511       41,196,035                 -         (1,213,188)
                                ----------------   -------------   ----------------   ---------------   --------------
                                    10,828,833        31,477,244       64,006,306                 -          4,645,688
                                ----------------   -------------   ----------------   ---------------   --------------
DISTRIBUTIONS TO SHAREHOLDERS
    FROM:
 Net investment income--
  A Shares....................               -            (5,330)               -                 -             (6,448)
  B Shares....................               -            (1,964)               -                 -             (3,399)
  I Shares....................               -          (157,562)               -                 -           (372,373)
 Net realized gain on
     investments--
  A Shares....................               -          (124,863)               -                 -            (60,262)
  B Shares....................               -           (93,838)               -                 -            (57,350)
  I Shares....................        (612,610)       (3,804,614)     (26,837,810)                -         (4,102,714)
                                ----------------   -------------   ----------------   ---------------   --------------
                                      (612,610)       (4,188,171)     (26,837,810)                -         (4,602,546)
                                ----------------   -------------   ----------------   ---------------   --------------
CAPITAL SHARE TRANSACTIONS:
 Sale of Shares--
  A Shares....................               -         3,231,815                -                 -            542,495
  B Shares....................               -         2,541,448                -                 -            233,371
  I Shares....................      11,429,389        55,628,805       54,322,606                 -         16,652,803
 Shares issued in merger (Note
     7)--
  A Shares....................               -                 -                -                 -                  -
  B Shares....................               -                 -                -                 -                  -
  I Shares....................               -                 -                -                 -                  -
 Reinvestment of
     distributions--
  A Shares....................               -           130,687                -                 -             67,001
  B Shares....................               -            93,288                -                 -             58,754
  I Shares....................         612,610           224,735       26,837,810                 -            638,476
 Redemption of Shares--
  A Shares....................               -          (422,224)               -                 -           (279,551)
  B Shares....................               -          (202,809)               -                 -           (148,560)
  I Shares....................      (3,711,267)       (9,720,850)     (17,840,616)                -        (27,147,010)
                                ----------------   -------------   ----------------   ---------------   --------------
NET INCREASE (DECREASE) FROM
    CAPITAL SHARE
    TRANSACTIONS..............       8,330,732        51,504,895       63,319,800                 -         (9,382,221)
                                ----------------   -------------   ----------------   ---------------   --------------
NET ASSETS--MAY 31, 1996......      82,113,879       135,536,752      378,546,170                 -         37,527,639
                                ----------------   -------------   ----------------   ---------------   --------------
OPERATIONS
 Net investment income
     (loss)...................        (185,228)         (598,907)      (2,783,457)          (42,108)           161,833
 Net realized gain (loss) from
     investments..............       1,200,464         7,815,985       30,533,189           578,865         (1,905,305)
 Net change in unrealized
     appreciation
     (depreciation) from
     investments..............      20,808,081         5,063,015       (4,867,156)        7,181,430          1,616,215
                                ----------------   -------------   ----------------   ---------------   --------------
                                    21,823,317        12,280,093       22,882,576         7,718,187           (127,257)
                                ----------------   -------------   ----------------   ---------------   --------------
DISTRIBUTIONS TO SHAREHOLDERS
    FROM
 Net investment income--
  A Shares....................               -                 -                -                 -             (2,376)
  B Shares....................               -                 -                -                 -               (535)
  I Shares....................               -                 -                -                 -            (83,280)
 Net realized gain on
     investments--
  A Shares....................               -          (403,293)               -               (55)           (54,381)
  B Shares....................               -          (282,900)               -               (25)           (72,155)
  I Shares....................        (776,305)       (9,739,168)     (41,561,778)          (18,248)        (2,323,753)
 Distribution in Excess--
  A Shares....................               -                 -                -                 -                  -
  B Shares....................               -                 -                -                 -                  -
  I Shares....................               -                 -                -                 -                  -
                                ----------------   -------------   ----------------   ---------------   --------------
                                      (776,305)      (10,425,361)     (41,561,778)          (18,328)        (2,536,480)
                                ----------------   -------------   ----------------   ---------------   --------------
CAPITAL SHARE TRANSACTIONS
 Sale of Shares--
  A Shares....................               -         2,507,754                -           490,051            268,444
  B Shares....................               -         1,214,647                -           145,725             67,343
  I Shares....................      46,499,014        60,448,696      123,744,071        75,031,266          4,868,878
 Reinvestment of
     distributions--
  A Shares....................               -           400,158                -                49             56,085
  B Shares....................               -           280,822                -                25             69,441
  I Shares....................         761,975         1,357,055       41,561,778            15,061            115,373
 Redemption of Shares--
  A Shares....................               -        (1,071,456)               -            (4,799)        (1,139,629)
  B Shares....................               -          (500,213)               -                 -           (653,518)
  I Shares....................     (18,653,787)      (27,553,043)     (77,592,594)       (5,522,886)       (30,256,096)
                                ----------------   -------------   ----------------   ---------------   --------------
NET INCREASE (DECREASE) FROM
    CAPITAL SHARE
    TRANSACTIONS..............      28,607,202        37,084,420       87,713,255        70,154,492        (26,603,679)
                                ----------------   -------------   ----------------   ---------------   --------------
NET ASSETS--MAY 31, 1997......    $131,768,093     $ 174,475,904     $447,580,223       $77,854,351       $  8,260,223
                                ----------------   -------------   ----------------   ---------------   --------------
                                ----------------   -------------   ----------------   ---------------   --------------
(a) Beginning of Period.......  November 1, 1995    June 1, 1995   November 1, 1995   August 15, 1996     June 1, 1995


                                 INTERNATIONAL
                                      FUND
                                ----------------
NET ASSETS BEGINNING OF
    PERIOD(A).................    $ 92,012,478
                                ----------------
OPERATIONS:
 Net investment income
     (loss)...................         423,426
 Net realized gain (loss) from
     investments sold.........       1,700,340
 Net change in unrealized
     appreciation
     (depreciation) from
     investments..............      11,541,514
                                ----------------
                                    13,665,280
                                ----------------
DISTRIBUTIONS TO SHAREHOLDERS
    FROM:
 Net investment income--
  A Shares....................          (6,180)
  B Shares....................          (7,672)
  I Shares....................      (1,689,715)
 Net realized gain on
     investments--
  A Shares....................               -
  B Shares....................               -
  I Shares....................               -
                                ----------------
                                    (1,703,567)
                                ----------------
CAPITAL SHARE TRANSACTIONS:
 Sale of Shares--
  A Shares....................         857,967
  B Shares....................         530,692
  I Shares....................      44,692,502
 Shares issued in merger (Note
     7)--
  A Shares....................               -
  B Shares....................               -
  I Shares....................               -
 Reinvestment of
     distributions--
  A Shares....................           6,176
  B Shares....................           7,632
  I Shares....................       1,627,705
 Redemption of Shares--
  A Shares....................         (60,668)
  B Shares....................          (4,128)
  I Shares....................      (5,914,538)
                                ----------------
NET INCREASE (DECREASE) FROM
    CAPITAL SHARE
    TRANSACTIONS..............      41,743,340
                                ----------------
NET ASSETS--MAY 31, 1996......     145,717,531
                                ----------------
OPERATIONS
 Net investment income
     (loss)...................         588,177
 Net realized gain (loss) from
     investments..............       2,473,923
 Net change in unrealized
     appreciation
     (depreciation) from
     investments..............      18,182,296
                                ----------------
                                    21,244,396
                                ----------------
DISTRIBUTIONS TO SHAREHOLDERS
    FROM
 Net investment income--
  A Shares....................          (7,226)
  B Shares....................            (869)
  I Shares....................        (878,290)
 Net realized gain on
     investments--
  A Shares....................               -
  B Shares....................               -
  I Shares....................               -
 Distribution in Excess--
  A Shares....................          (7,004)
  B Shares....................            (843)
  I Shares....................        (851,430)
                                ----------------
                                    (1,745,662)
                                ----------------
CAPITAL SHARE TRANSACTIONS
 Sale of Shares--
  A Shares....................       1,308,335
  B Shares....................         697,162
  I Shares....................      90,113,789
 Reinvestment of
     distributions--
  A Shares....................          14,232
  B Shares....................           1,700
  I Shares....................       1,332,379
 Redemption of Shares--
  A Shares....................        (333,794)
  B Shares....................        (166,748)
  I Shares....................     (25,724,008)
                                ----------------
NET INCREASE (DECREASE) FROM
    CAPITAL SHARE
    TRANSACTIONS..............      67,243,047
                                ----------------
NET ASSETS--MAY 31, 1997......    $232,459,312
                                ----------------
                                ----------------
(a) Beginning of Period.......  November 1, 1995

                                                                    [LOGO]

 STATEMENTS OF CHANGES IN NET ASSETS (CONCLUDED)

--------------------------------------------------------------------------------

                                                     INTERMEDIATE
                                     STABLE           GOVERNMENT        DIVERSIFIED        CONSERVATIVE         MODERATE
                                     INCOME             INCOME              BOND             BALANCED           BALANCED
                                      FUND               FUND               FUND               FUND               FUND
                                ----------------   ----------------   ----------------   ----------------   ----------------
NET ASSETS--NOVEMBER 11,
    1994......................    $          -       $          -       $          -       $          -       $          -
                                ----------------   ----------------   ----------------   ----------------   ----------------
OPERATIONS:
 Net investment income
     (loss)...................       2,247,375          3,785,503         10,159,007          5,659,746         12,180,822
 Net realized gain (loss) from
     investments sold.........         186,598            849,868          1,828,032          1,684,960          4,970,239
 Net change in unrealized
     appreciation
     (depreciation) from
     investments..............         279,309            775,097          7,313,620          7,397,834         30,121,332
                                ----------------   ----------------   ----------------   ----------------   ----------------
                                     2,713,282          5,410,468         19,300,659         14,742,540         47,272,393
                                ----------------   ----------------   ----------------   ----------------   ----------------
CAPITAL SHARE TRANSACTIONS:
 Sale of Shares--
  A Shares....................               -                  -                  -                  -                  -
  B Shares....................               -                  -                  -                  -                  -
  I Shares....................      19,314,379         57,693,187        165,471,906        121,670,509        306,233,476
 Shares issued in
     conversion--(a)
  I Shares....................      54,013,693         12,232,271         49,356,217         34,871,159        100,309,597
 Redemption of Shares--
  A Shares....................               -                  -                  -                  -                  -
  B Shares....................               -                  -                  -                  -                  -
  I Shares....................     (27,954,786)       (25,122,913)       (62,675,817)       (34,574,397)       (79,817,235)
                                ----------------   ----------------   ----------------   ----------------   ----------------
NET INCREASE (DECREASE) FROM
    CAPITAL SHARE
    TRANSACTIONS..............      45,373,286         44,802,545        152,152,306        121,967,271        326,725,838
                                ----------------   ----------------   ----------------   ----------------   ----------------
NET ASSETS--OCTOBER 31,
    1995......................    $ 48,086,568       $ 50,213,013       $171,452,965       $136,709,811       $373,998,231
                                ----------------   ----------------   ----------------   ----------------   ----------------
                                ----------------   ----------------   ----------------   ----------------   ----------------

                                     GROWTH
                                    BALANCED
                                      FUND
                                ----------------
NET ASSETS--NOVEMBER 11,
    1994......................    $          -
                                ----------------
OPERATIONS:
 Net investment income
     (loss)...................       8,360,471
 Net realized gain (loss) from
     investments sold.........       3,457,351
 Net change in unrealized
     appreciation
     (depreciation) from
     investments..............      44,675,320
                                ----------------
                                    56,493,142
                                ----------------
CAPITAL SHARE TRANSACTIONS:
 Sale of Shares--
  A Shares....................               -
  B Shares....................               -
  I Shares....................     281,218,952
 Shares issued in
     conversion--(a)
  I Shares....................     111,127,105
 Redemption of Shares--
  A Shares....................               -
  B Shares....................               -
  I Shares....................     (73,947,039)
                                ----------------
NET INCREASE (DECREASE) FROM
    CAPITAL SHARE
    TRANSACTIONS..............     318,399,018
                                ----------------
NET ASSETS--OCTOBER 31,
    1995......................    $374,892,160
                                ----------------
                                ----------------

(a) Collective Trust Fund Conversion- Upon commencement of operations, in exchange for the portfolio securities of certain collective trust funds managed by Norwest Bank Minnesota, N.A., Intermediate Government Income Fund, Diversified Bond Fund, Conservative Balanced Fund, Moderate Balanced Fund, Growth Balanced Fund, Income Equity Fund, Index Fund, Diversified Equity Fund, Growth Equity Fund, Large Company Growth Fund, Small Company Growth Fund and International Fund issued I Shares, to the collective trust funds. Immediately after this conversion, the collective trust funds distributed the I Shares of these Funds to the investors of the collective trust funds and ceased operations.

See Notes to Financial Statements.

                                                                    [LOGO]

                       FOR THE PERIOD FROM NOVEMBER 11, 1994 TO OCTOBER 31, 1995

--------------------------------------------------------------------------------

                                                                                                                 LARGE
                                     INCOME                             DIVERSIFIED           GROWTH            COMPANY
                                     EQUITY             INDEX              EQUITY             EQUITY             GROWTH
                                      FUND               FUND               FUND               FUND               FUND
                                ----------------   ----------------   ----------------   ----------------   ----------------
NET ASSETS--NOVEMBER 11,
    1994......................    $            -     $          -       $          -       $            -     $          -
                                ----------------   ----------------   ----------------   ----------------   ----------------
OPERATIONS:
 Net investment income
     (loss)...................           940,343        3,001,143          5,807,642             (470,845)        (127,770)
 Net realized gain (loss) from
     investments sold.........           (25,794)       1,288,749         10,899,023           22,944,720          680,905
 Net change in unrealized
     appreciation
     (depreciation) from
     investments..............         8,269,668       30,497,283        112,290,241           67,077,512       12,771,480
                                ----------------   ----------------   ----------------   ----------------   ----------------
                                       9,184,217       34,787,175        128,996,906           89,551,387       13,324,615
                                ----------------   ----------------   ----------------   ----------------   ----------------
CAPITAL SHARE TRANSACTIONS:
 Sale of Shares--
  A Shares....................                 -                -                  -                    -                -
  B Shares....................                 -                -                  -                    -                -
  I Shares....................        32,004,647      124,576,780        496,787,751          346,892,541       59,880,621
 Shares issued in
     conversion--(a)
  I Shares....................        16,330,430       48,078,887        188,578,327          187,721,674        9,419,837
 Redemption of Shares--
  A Shares....................                 -                -                  -                    -                -
  B Shares....................                 -                -                  -                    -                -
  I Shares....................        (8,519,290)     (21,246,270)      (103,252,075)         (60,161,325)     (19,058,149)
                                ----------------   ----------------   ----------------   ----------------   ----------------
NET INCREASE (DECREASE) FROM
    CAPITAL SHARE
    TRANSACTIONS..............        39,815,787      151,409,397        582,114,003          474,452,890       50,242,309
                                ----------------   ----------------   ----------------   ----------------   ----------------
NET ASSETS--OCTOBER 31,
    1995......................    $   49,000,004     $186,196,572       $711,110,909       $  564,004,277     $ 63,566,924
                                ----------------   ----------------   ----------------   ----------------   ----------------
                                ----------------   ----------------   ----------------   ----------------   ----------------

                                     SMALL
                                    COMPANY
                                     GROWTH         INTERNATIONAL
                                      FUND               FUND
                                ----------------   ----------------
NET ASSETS--NOVEMBER 11,
    1994......................    $          -       $          -
                                ----------------   ----------------
OPERATIONS:
 Net investment income
     (loss)...................      (1,033,557)           442,752
 Net realized gain (loss) from
     investments sold.........      27,823,268           (722,933)
 Net change in unrealized
     appreciation
     (depreciation) from
     investments..............      43,595,077          3,679,006
                                ----------------   ----------------
                                    70,384,788          3,398,825
                                ----------------   ----------------
CAPITAL SHARE TRANSACTIONS:
 Sale of Shares--
  A Shares....................               -            218,716
  B Shares....................               -            395,763
  I Shares....................     207,281,383         86,709,689
 Shares issued in
     conversion--(a)
  I Shares....................      44,901,924         17,857,644
 Redemption of Shares--
  A Shares....................               -             (3,261)
  B Shares....................               -             (2,647)
  I Shares....................     (44,510,221)       (16,562,251)
                                ----------------   ----------------
NET INCREASE (DECREASE) FROM
    CAPITAL SHARE
    TRANSACTIONS..............     207,673,086         88,613,653
                                ----------------   ----------------
NET ASSETS--OCTOBER 31,
    1995......................    $278,057,874       $ 92,012,478
                                ----------------   ----------------
                                ----------------   ----------------

(a) Collective Trust Fund Conversion- Upon commencement of operations, in exchange for the portfolio securities of certain collective trust funds managed by Norwest Bank Minnesota, N.A., Intermediate Government Income Fund, Diversified Bond Fund, Conservative Balanced Fund, Moderate Balanced Fund, Growth Balanced Fund, Income Equity Fund, Index Fund, Diversified Equity Fund, Growth Equity Fund, Large Company Growth Fund, Small Company Growth Fund and International Fund issued I Shares, to the collective trust funds. Immediately after this conversion, the collective trust funds distributed the I Shares of these Funds to the investors of the collective trust funds and ceased operations.

                                                                    [LOGO]

 NOTES TO FINANCIAL STATEMENTS                                      MAY 31, 1997

--------------------------------------------------------------------------------

 NOTE 1. ORGANIZATION

Norwest Advantage Funds ("Trust") is organized as a Delaware business trust and is registered as an open-end management investment company. The Trust currently has twenty eight separate investment portfolios. These financial statements relate to twenty-three of those portfolios (each a "Fund" and collectively the "Funds"), each of which is a diversified portfolio, with the exception of Colorado Tax-Free Fund and Minnesota Tax-Free Fund. The classes of each Fund and their date of commencement of operations are as follows:

                                               A SHARES             B SHARES             I SHARES
                                          ------------------   ------------------   ------------------
Stable Income Fund......................  May 2, 1996          May 17, 1996         November 11, 1994
Intermediate Government Income Fund.....  May 2, 1996          May 17, 1996         November 11, 1994
Diversified Bond Fund...................  N/A                  N/A                  November 11, 1994
Income Fund.............................  June 9, 1987         August 5, 1993       August 2, 1993
Total Return Bond Fund..................  December 31, 1993    December 31, 1993    December 31, 1993
Limited Term Tax-Free Fund..............  N/A                  N/A                  October 1, 1996
Tax-Free Income Fund....................  August 1, 1989       August 6, 1993       August 2, 1993
Colorado Tax-Free Fund..................  June 1, 1993         August 2, 1993       August 23, 1993
Minnesota Tax-Free Fund.................  January 12, 1988     August 6, 1993       August 2, 1993
Conservative Balanced Fund..............  N/A                  N/A                  November 11, 1994
Moderate Balanced Fund..................  N/A                  N/A                  November 11, 1994
Growth Balanced Fund....................  N/A                  N/A                  November 11, 1994
Income Equity Fund......................  May 2, 1996          May 2, 1996          November 11, 1994
ValuGrowth-SM- Stock Fund...............  January 8, 1988      August 5, 1993       August 2, 1993
Index Fund..............................  N/A                  N/A                  November 11, 1994
Diversified Equity Fund.................  May 2, 1996          May 6, 1996          November 11, 1994
Growth Equity Fund......................  May 2, 1996          May 6, 1996          November 11, 1994
Large Company Growth Fund...............  N/A                  N/A                  November 11, 1994
Small Company Stock Fund................  December 31, 1993    December 31, 1993    December 31, 1993
Small Company Growth Fund...............  N/A                  N/A                  November 11, 1994
Small Cap Opportunities Fund............  October 9, 1996      November 8, 1996     August 15, 1996
Contrarian Stock Fund...................  N/A                  N/A                  December 31, 1993
International Fund......................  April 12, 1995       May 12, 1995         November 11, 1994

Each share of each class represents an undivided proportionate interest in the Fund. A Shares are sold with a front-end sales charge to the general public but do not incur distribution expenses. B Shares are sold to the general public with a contingent deferred sales charge imposed on most redemptions made within six years of purchase and, after a specified number of years, automatically convert to A Shares. B Shares incur distribution expenses. I Shares are offered primarily to fiduciary, agency and custodial clients of bank trust departments, trust companies and their affiliates, are sold without a sales charge and do not incur distribution expenses. Contrarian Stock Fund ceased offering A Shares and B Shares on May 30, 1997.

MASTER-FEEDER ARRANGEMENT--Each of Small Cap Opportunities Fund and International Fund seek to achieve its investment objective by investing all of its assets in Schroder U.S. Smaller Companies Portfolio and International Portfolio, each a "Portfolio" and collectively the "Portfolios" respectively, a separate diversified portfolio of Schroder Capital Funds and Core Trust (Delaware) ("Core Trust"), respectively, which are registered as open-end management investment companies. This is commonly referred to as a master-feeder arrangement. Conservative Balanced Fund, Moderate Balanced Fund, Growth Balanced Fund, Diversified Equity Fund and Growth Equity Fund ("Blended Funds") invest a portion of their assets in various portfolios of Core Trust--Index Portfolio, International Portfolio II and Small Company Portfolio ("Blended Portfolios") pursuant to the conditions of an exemptive order issued by the Securities and Exchange Commission. Small Cap Opportunities Fund, International Fund and the Blended Funds account for their investments in the portfolios of Schroder Capital Funds and Core Trust, respectively as partnership investments and record their share of each portfolio's income, expense and realized and unrealized gain and loss daily. The financial statements of the Portfolios are included in this report and should be read in conjunction with the Funds' financial statements.

 NOTE 2. SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES

These financial statements are prepared in accordance with generally accepted accounting principles, which require management to make estimates and assumptions that affect the reported amounts of assets and liabilities, disclosure of contingent assets and liabilities at the date of the financial statements, and the reported amounts of increase and decrease in net assets from operations during the fiscal period. Actual results could differ from those estimates.

                                                                    [LOGO]

 NOTES TO FINANCIAL STATEMENTS (CONTINUED)                          MAY 31, 1997

--------------------------------------------------------------------------------

 NOTE 2. SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES (CONTINUED)

The following represent significant accounting policies of the Funds:

SECURITY VALUATION--Securities purchased that mature in 60 days or less are valued at amortized cost. Securities for which market quotations are readily available are valued using the last reported sales price provided by independent pricing services. If no sales are reported, the mean of the last bid and ask price is used. Fixed income securities and other securities traded on an exchange for which market quotations are readily available are valued at the mean of the last bid and ask price provided by independent pricing services. If no mean price is available, the last bid price is used. In the absence of readily available market quotations, securities are valued at fair value determined in accordance with procedures adopted by the Board of Trustees. Interest rate swap, cap and floor valuations are based on interest rates quoted by independent brokers on the date of valuation.

INTEREST AND DIVIDEND INCOME--Interest income is accrued as earned. Dividends on securities held by the Funds are recorded on the ex-dividend date.

DIVIDENDS TO SHAREHOLDERS--Dividends to shareholders of net investment income, if any, are declared daily and paid monthly by Income Fund, Total Return Bond Fund, Limited Term Tax-Free, Tax-Free Income Fund, Colorado Tax-Free Fund and Minnesota Tax-Free Fund; are declared and paid monthly by Stable Income Fund and Intermediate Government Income Fund; are declared and paid quarterly by Income Equity Fund, ValuGrowth-SM- Stock Fund, Small Company Stock Fund and Contrarian Stock Fund; and are declared and paid annually by Diversified Bond Fund, Conservative Balanced Fund, Moderate Balanced Fund, Growth Balanced Fund, Index Fund, Diversified Equity Fund, Growth Equity Fund, Large Company Growth Fund, Small Company Growth Fund, Small Cap Opportunities Fund and International Fund. Net capital gain, if any, is distributed to shareholders at least annually. Distributions are based on amounts calculated in accordance with applicable federal income tax regulations.

PREMIUM AMORTIZATION AND DISCOUNT ACCRETION--Except for Stable Income Fund, fixed income investments with a maturity greater than sixty days and purchased at a premium or discount (other than original issue discount) are not amortized or accreted. Stable Income Fund amortizes premium and accretes discount.

FEDERAL TAXES--Each Fund intends to qualify and continue to qualify each year as a regulated investment company and distribute all of its taxable income. In addition, by distributing in each calendar year substantially all of its net investment income, capital gain and certain other amounts, if any, each Fund will not be subject to a federal excise tax. Therefore, no federal income or excise tax provision is required.

REPURCHASE AGREEMENTS--Each Fund may invest in repurchase agreements. The Funds, through their custodian, receive delivery of the underlying collateral, whose market value must always equal or exceed the repurchase price. The investment adviser is responsible for determining the value of the underlying collateral at all times. In the event of default, a Fund may have difficulties with the disposition of such collateral.

EXPENSE ALLOCATION--The Trust accounts separately for the assets and liabilities and operations of each Fund. Expenses that are directly attributable to more than one Fund are allocated among the respective Funds. Expenses that are directly attributable to a class are allocated to that class.

REALIZED GAIN AND LOSS--Security transactions are recorded on a trade date basis. Realized gain and loss on investments sold are recorded on the basis of identified cost.

ORGANIZATIONAL COSTS--The costs incurred by certain Funds in connection with their organization and registration of shares have been capitalized and are being amortized using the straight line method over a five year period beginning on the commencement of the Funds' operations.

SECURITY LOANS--The Funds may receive compensation for lending securities in the form of fees or by retaining a portion of interest on the investment securities or any cash received as collateral. A Fund also continues to receive interest or dividends on the securities loaned. Security loans are secured at all times by collateral at least equal to the market value of the securities loaned plus accrued interest. Gain or loss in the market price of the securities loaned that may occur during the term of the loan are reflected in the value of the Fund.

FUTURES CONTRACTS--The Index Fund may invest in index futures contracts. A futures contract is an agreement between two parties to buy and sell a security at a set price on a future date. Upon entering into such a contract the Fund is required to pledge to the broker an amount of cash or securities equal to the minimum "initial margin" requirements of the exchange on which the contract is traded. Pursuant to the contract, the Fund agrees to receive from or pay to the broker an amount of cash equal to the daily

                                                                    [LOGO]

 NOTES TO FINANCIAL STATEMENTS (CONTINUED)                          MAY 31, 1997

--------------------------------------------------------------------------------

 NOTE 2. SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES (CONTINUED)

fluctuation in value of the contract. Such receipts or payments are known as "variation margin" and are recorded by the Fund as unrealized gain or loss. When the contract is closed, the Fund records a realized gain or loss equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed. The potential risk to the Fund is that the change in value of the underlying securities may not correlate to the change in value of the contracts.

 NOTE 3. ADVISORY, SERVICING FEES AND OTHER TRANSACTIONS WITH AFFILIATES

INVESTMENT ADVISERS--Until May 31, 1997, the investment adviser of each Fund was Norwest Bank Minnesota, N.A. ("Norwest"), a subsidiary of Norwest Corporation. Effective June 1, 1997, Norwest Investment Management, Inc. ("Adviser"), a wholly owned subsidiary of Norwest became the investment adviser. The Adviser receives an annual advisory fee from each Fund based on a percentage of average daily net assets of each Fund. Refer to Exhibit A of Notes to Financial Statements for a detail listing of the contractual fee arrangements, related fee waivers and expense reimbursements.

Pursuant to its investment advisory agreements with each Fund or its administrative services agreement with International Fund, Norwest is obligated to reimburse each Fund for certain operating expenses (exclusive of interest, taxes, brokerage fees, fees and other expenses paid pursuant to any distribution plan and organization expenses, all to the extent permitted by applicable state law or regulation) which in any year exceed the limits prescribed by any state in which the Fund's shares are qualified for sale. The Funds' annual expenses are estimated and accrued daily and any related reimbursements are made monthly by the Adviser. Pursuant to an agreement among the Adviser, the Trust and Crestone Capital Management, Inc. ("Crestone"), a subsidiary of Norwest, the Adviser has delegated certain of its advisory responsibilities to Crestone and pays Crestone a fee.

The investment adviser of Schroder U.S. Smaller Companies Portfolio and International Portfolio of Core Trust is Schroder Capital Management International Inc. ("Schroder"). Small Cap Opportunities Fund and International Fund may withdraw its investment from Schroder U. S. Smaller Companies Portfolio and International Portfolio, respectively, at any time if the Board determines that it is in the best interest of the Fund and its shareholders to do so. Should Small Cap Opportunities Fund and International Fund make such a withdrawal, the Trust has retained Schroder to act as investment subadviser. Neither the Adviser nor Schroder will receive any advisory or subadvisory fees with respect to Small Cap Opportunities Fund and International Fund as long as the Fund remains completely invested in Schroder U.S. Smaller Companies Portfolio and International Portfolio, respectively.

The investment subadvisor of each Blended Fund is Schroder. Schroder advises that portion of each of these Funds' investment portfolios that the Adviser believes should be invested using Schroder's investment philosophy. Schroder receives a fee from the Adviser for its subadvisory services; however, that compensation does not increase the amount paid by any Fund.

During the period ended May 31, 1997, pursuant to procedures adopted by the Board, ValuGrowth-SM- Stock Fund placed a portion of its portfolio transactions through Norwest Investment Services, Inc., an affiliate of the Adviser, for which brokerage commissions of $41,474 were paid.

MANAGEMENT, ADMINISTRATION AND DISTRIBUTION SERVICES--As manager and distributor of the Trust, Forum Financial Services, Inc.-Registered Trademark- ("FFSI"), a registered broker-dealer and a member of the National Association of Securities Dealers, Inc., receives no payments for its services as distributor. Forum Administrative Services, Limited Liability Company ("FAS") provides administrative services for the Funds. For their services FFSI and FAS receives a management and administrative fee, respectively, in aggregate between 0.10% and 0.20% of the average daily net assets attributable to each class of each Fund. In addition, for the period ended May 31, 1997, FAS charged the Trust legal expenses aggregating $71,430.

On behalf of Small Cap Opportunities Fund and International Fund, the Trust has entered into an administrative services agreement with Norwest under which Norwest receives a fee at an annual rate of 0.25% of the average daily net assets of the Funds. Under this agreement, Norwest is responsible for compiling data for and preparing communications between the Funds and its shareholders, maintaining requisite information flows between the Funds and Schroder as the investment adviser to Schroder U.S. Smaller Companies Portfolio and International Portfolio of Core Trust, respectively, and monitoring and reporting to the Board of Trustees on the performance of Schroder U.S. Smaller Companies Portfolio and International Portfolio, respectively. No fees are payable under this agreement in the event that the Fund is not completely invested in Schroder U.S. Smaller Companies Portfolio and International Portfolio, respectively or another investment company.

TRANSFER AGENT, DIVIDEND DISBURSING AGENT AND CUSTODIAN--Norwest serves as the Trust's transfer agent and dividend disbursing agent. For these services Norwest receives a fee at an annual rate of 0.25% of the average daily net assets attributable to each class of each Fund's shares. Norwest also serves as the Trust's custodian and may appoint subcustodians for foreign securities and other

                                                                    [LOGO]

 NOTES TO FINANCIAL STATEMENTS (CONTINUED)                          MAY 31, 1997

--------------------------------------------------------------------------------

 NOTE 3. ADVISORY, SERVICING FEES AND OTHER TRANSACTIONS WITH
AFFILIATES (CONTINUED)

assets held in foreign countries. For some of the Funds, Norwest is compensated for its custodial services at an annual rate of up to 0.05% of the Fund's average daily net assets. Refer to Exhibit A for a detail listing of the percentages charged for transfer agent and custodian fees.

DISTRIBUTION PLAN--The Trust has adopted a Distribution Plan (the "Plan") with respect to B Shares of each Fund currently offering B Shares pursuant to Rule 12b-1 under the Investment Company Act of 1940. The Plan authorizes the payment to FFSI of an annual distribution service fee of 0.75% of the average daily net assets, and a maintenance fee of 0.25% of the average daily net assets, of each Fund attributable to B Shares. No Fund incurred any maintenance fees during the period ended May 31, 1997. The distribution payments are used to reimburse the distributor for commissions and interest on the outstanding balance of unreimbursed distribution charges. The Plan may be terminated by vote of a majority of a Fund's Class B shareholders or by vote of a majority of the Board of Trustees who do not have any direct or indirect financial interest in the Plan. In the event that the Plan is terminated or not continued, at the discretion of the Board of Trustees, a Fund will continue to pay distribution service fees to FFSI (but only with respect to sales that occurred prior to the termination or discontinuance of the Plan) until the earlier of (a) four years after the date of termination or discontinuance or (b) such time as there exists no unreimbursed distribution charges attributable to a Fund under the Plan, as calculated pursuant to the Plan. The respective unreimbursed distribution charges at May 31, 1997 were as follows: Stable Income Fund, $15,281; Intermediate Government Income Fund, $153,833; Income Fund, $75,004; Total Return Bond Fund, $45,378; Tax-Free Income Fund, $105,116; Colorado Tax-Free Fund, $84,082; Minnesota Tax-Free Fund, $201,660; Income Equity Fund, $908,315; ValuGrowth-SM- Stock Fund, $119,169; Diversified Equity Fund, $1,132,878; Growth Equity Fund, $301,051; Small Company Stock Fund, $122,207; Small Cap Opportunities Fund, $5,656; Contrarian Stock Fund, $20,101; and International Fund, $51,784.

Each Blended Fund incurs certain expenses that are passed through from Core Trust. Total net expenses incurred by each Blended Fund for the period from June 1, 1996 to May 31, 1997 attributable to each Blended Funds' investment in the Blended Portfolios of Core Trust were as follows: Conservative Balanced Fund, $25,007; Moderate Balanced Fund, $117,499; Growth Balanced Fund, $210,846; Diversified Equity Fund, $702,317; and Growth Equity Fund $733,628.

OTHER SERVICE PROVIDER--Forum Financial Corp.-Registered Trademark- ("FFC"), an affiliate of FFSI, provides portfolio accounting services to each Fund pursuant to a separate agreement.

 NOTE 4. SECURITIES TRANSACTIONS

Cost of purchases and proceeds from sales (including maturities) of securities (excluding short-term investments) during the year or period ended May 31, 1997 are presented in Exhibit B of the Notes to Financial Statements. The cost of purchases and proceeds from sales for the Blended Funds, Small Cap Opportunities Fund and International Fund reflect additions and reductions in the Funds' investment in the Blended Portfolios, and International Portfolio of Core Trust and Schroder U.S. Smaller Companies Portfolio of Schroder Capital Funds, respectively.

The federal tax cost basis of investments, related gross unrealized appreciation and depreciation for federal income tax purposes, and the capital loss carryovers available to offset future capital gains, as of May 31, 1997, are presented in Exhibit B of Notes to Financial Statements.

                                                                    [LOGO]

 NOTES TO FINANCIAL STATEMENTS (CONTINUED)                          MAY 31, 1997

--------------------------------------------------------------------------------

 NOTE 5. PORTFOLIO SECURITIES LOANED

As of May 31, 1997, certain Funds had loaned securities which were collateralized by various securities, including time deposits, commercial paper, corporate bonds and repurchase agreements. Norwest receives transaction fees for providing services in connection with the securities lending program. The value of the securities on loan and the value of the related collateral were as follows:.

                                                     SECURITIES      COLLATERAL
                                                    -------------   -------------
Stable Income Fund................................  $  17,579,765   $  18,196,574
Intermediate Government Income Fund...............     78,761,911      81,594,272
Diversified Bond Fund.............................     27,093,668      28,100,578
Income Fund.......................................     26,619,185      34,020,660
Total Return Bond Fund............................     31,539,371      32,752,885
Conservative Balanced Fund........................     12,103,767      12,519,150
Moderate Balanced Fund............................     43,958,655      45,313,344
Growth Balanced Fund..............................     40,204,079      41,350,311
Income Equity Fund................................     67,779,603      69,397,545
ValuGrowth-SM- Stock Fund.........................     56,661,784      60,633,246
Index Fund........................................     44,242,323      45,424,700
Diversified Equity Fund...........................     95,630,990      98,835,800
Growth Equity Fund................................     60,713,082      62,864,239
Large Company Growth Fund.........................     11,017,746      11,212,362
Small Company Stock Fund..........................     35,170,053      36,064,263
Contrarian Stock Fund.............................      1,575,923       1,651,898

                                                                    [LOGO]

 NOTES TO FINANCIAL STATEMENTS (CONTINUED)                          MAY 31, 1997

--------------------------------------------------------------------------------

 NOTE 6. CAPITAL SHARE TRANSACTIONS

The Trust Instrument authorizes the issuance of an unlimited number of shares of beneficial interest without par value. Transactions of Trust shares for the past three years or periods were as follows:

                                                                                        SHARES
                                                                          OTHER         ISSUED                         NET
                                        YEAR/PERIOD        SHARES        SHARES      FOR DIVIDEND      SHARES        INCREASE
                                         ENDED(a)        SUBSCRIBED      ISSUED      REINVESTMENT     REDEEMED      (DECREASE)
                                     -----------------  ------------   -----------   ------------   ------------   ------------
Stable Income Fund
  A Shares.........................  May 31, 1997           116,433             -         25,455       (519,673)      (377,785)
  A Shares.........................  May 31, 1996             2,512     1,588,229          4,300         (1,609)     1,593,432
  B Shares.........................  May 31, 1997            68,546             -          2,568        (52,923)        18,191
  B Shares.........................  May 31, 1996            46,741        38,476            257           (495)        84,979
  I Shares.........................  May 31, 1997         6,043,926             -        451,686     (3,826,730)     2,668,882
  I Shares.........................  May 31, 1996         3,171,044     1,646,222        429,364     (1,557,800)     3,688,830
  I Shares.........................  October 31, 1995     7,185,816             -              -     (2,699,855)     4,485,961
Intermediate Government
  Income Fund
  A Shares.........................  May 31, 1997           101,046             -         65,443       (485,037)      (318,548)
  A Shares.........................  May 31, 1996             6,716     1,724,803          2,885       (212,965)     1,521,439
  B Shares.........................  May 31, 1997           143,867             -         32,932       (330,050)      (153,251)
  B Shares.........................  May 31, 1996               579       987,229          1,486         (7,997)       981,297
  I Shares.........................  May 31, 1997         4,318,750             -        287,445     (7,035,092)    (2,428,897)
  I Shares.........................  May 31, 1996         1,177,241    34,509,135        572,649       (398,252)    35,860,773
  I Shares.........................  October 31, 1995       208,300     1,038,496              -       (436,614)       810,182
Diversified Bond Fund
  I Shares.........................  May 31, 1997         2,161,872             -        535,458     (2,779,738)       (82,408)
  I Shares.........................  May 31, 1996           985,367             -        456,475     (1,160,178)       281,664
  I Shares.........................  October 31, 1995     1,885,663     6,596,859              -     (2,341,438)     6,141,084
Income Fund
  A Shares.........................  May 31, 1997           124,580             -         31,742       (197,291)       (40,969)
  A Shares.........................  May 31, 1996           236,584             -         35,126       (323,284)       (51,574)
  B Shares.........................  May 31, 1997           110,014             -         17,044       (121,013)         6,045
  B Shares.........................  May 31, 1996            93,265             -         16,806        (97,218)        12,853
  I Shares.........................  May 31, 1997         3,688,038             -         25,996     (5,115,980)    (1,401,946)
  I Shares.........................  May 31, 1996        20,209,039             -         18,760     (2,390,661)    17,837,138
Total Return Bond Fund
  A Shares.........................  May 31, 1997           170,319             -         18,604        (74,659)       114,264
  A Shares.........................  May 31, 1996           201,628             -          7,319        (56,614)       152,333
  B Shares.........................  May 31, 1997            70,772             -         11,735        (66,379)        16,128
  B Shares.........................  May 31, 1996           157,199             -          9,555        (37,976)       128,778
  I Shares.........................  May 31, 1997         4,957,128             -         47,176     (4,529,523)       474,781
  I Shares.........................  May 31, 1996         5,082,461             -        289,805     (2,412,585)     2,959,681
Limited Term Tax-Free Fund
  I Shares.........................  May 31, 1997         4,012,956             -          3,911        (70,738)     3,946,129
Tax-Free Income Fund
  A Shares.........................  May 31, 1997           651,520             -        128,315     (1,341,769)      (561,934)
  A Shares.........................  May 31, 1996           844,644             -        170,761       (683,344)       332,061
  B Shares.........................  May 31, 1997           192,278             -         22,497        (88,841)       125,934
  B Shares.........................  May 31, 1996           254,385             -         17,185        (48,446)       223,124
  I Shares.........................  May 31, 1997         4,135,427             -         19,966     (6,547,997)    (2,392,604)
  I Shares.........................  May 31, 1996        21,317,628             -         10,725     (2,717,376)    18,610,977
Colorado Tax-Free Fund
  A Shares.........................  May 31, 1997           170,726             -        117,975       (297,437)        (8,736)
  A Shares.........................  May 31, 1996           453,951             -        124,490       (474,632)       103,809
  B Shares.........................  May 31, 1997           100,299             -         21,464        (62,801)        58,962
  B Shares.........................  May 31, 1996           184,980             -         18,848        (81,822)       122,006
  I Shares.........................  May 31, 1997           591,668             -          1,678       (492,050)       101,296
  I Shares.........................  May 31, 1996           638,741             -          1,264       (683,956)       (43,951)

                                                                    [LOGO]

 NOTES TO FINANCIAL STATEMENTS (CONTINUED)                          MAY 31, 1997

--------------------------------------------------------------------------------

 NOTE 6. CAPITAL SHARE TRANSACTIONS (CONTINUED)

                                                                                        SHARES
                                                                          OTHER         ISSUED                         NET
                                        YEAR/PERIOD        SHARES        SHARES      FOR DIVIDEND      SHARES        INCREASE
                                         ENDED(a)        SUBSCRIBED      ISSUED      REINVESTMENT     REDEEMED      (DECREASE)
                                     -----------------  ------------   -----------   ------------   ------------   ------------
Minnesota Tax-Free Fund
  A Shares.........................  May 31, 1997           337,553             -        100,177       (585,949)      (148,219)
  A Shares.........................  May 31, 1996         1,244,834             -         95,738       (246,111)     1,094,461
  B Shares.........................  May 31, 1997           275,429             -         32,596       (111,982)       196,043
  B Shares.........................  May 31, 1996           420,449             -         25,555        (76,177)       369,827
  I Shares.........................  May 31, 1997           818,720             -          5,690       (157,930)       666,480
  I Shares.........................  May 31, 1996           228,639             -          1,852        (15,455)       215,036
Conservative Balanced Fund
  I Shares.........................  May 31, 1997         1,988,531             -        488,156     (3,615,308)    (1,138,621)
  I Shares.........................  May 31, 1996         1,455,459             -        425,387     (1,275,154)       605,692
  I Shares.........................  October 31, 1995     2,035,455     7,514,366              -     (2,043,785)     7,506,036
Moderate Balanced Fund
  I Shares.........................  May 31, 1997         5,665,636             -      1,032,988     (6,939,729)      (241,105)
  I Shares.........................  May 31, 1996         3,798,355             -        907,808     (3,925,457)       780,706
  I Shares.........................  October 31, 1995     5,463,069    17,749,616              -     (4,361,300)    18,851,385
Growth Balanced Fund
  I Shares.........................  May 31, 1997         6,156,683             -      1,275,712     (8,337,658)      (905,263)
  I Shares.........................  May 31, 1996         5,279,837             -        571,663     (2,273,197)     3,578,303
  I Shares.........................  October 31, 1995     5,817,900    15,666,998              -     (3,838,878)    17,646,020
Income Equity Fund
  A Shares.........................  May 31, 1997           456,258             -         20,378       (299,650)       176,986
  A Shares.........................  May 31, 1996            90,978     1,053,473              -         (3,514)     1,140,937
  B Shares.........................  May 31, 1997           487,593             -          8,139       (108,511)       387,221
  B Shares.........................  May 31, 1996            27,490       602,328              -           (977)       628,841
  I Shares.........................  May 31, 1997         6,080,951             -         69,140     (1,703,263)     4,446,828
  I Shares.........................  May 31, 1996         1,201,965     5,314,997         69,338       (250,449)     6,335,851
  I Shares.........................  October 31, 1995       763,606     1,693,544              -       (417,088)     2,040,062
ValuGrowth-SM- Stock Fund
  A Shares.........................  May 31, 1997           129,010             -         76,755       (127,445)        78,320
  A Shares.........................  May 31, 1996           142,948             -          8,842       (123,725)        28,065
  B Shares.........................  May 31, 1997            48,421             -         25,310        (35,598)        38,133
  B Shares.........................  May 31, 1996            66,819             -          2,473        (30,373)        38,919
  I Shares.........................  May 31, 1997         1,270,685             -         62,286     (1,057,238)       275,733
  I Shares.........................  May 31, 1996         1,282,430             -          5,183     (1,627,713)      (340,100)
Index Fund
  I Shares.........................  May 31, 1997         8,601,686             -        339,126     (3,875,130)     5,065,682
  I Shares.........................  May 31, 1996         1,494,825             -        150,066       (446,260)     1,198,631
  I Shares.........................  October 31, 1995     1,918,980     5,714,937              -       (904,812)     6,729,105
Diversified Equity Fund
  A Shares.........................  May 31, 1997           688,908             -          4,817        (89,797)       603,928
  A Shares.........................  May 31, 1996            88,731             -              -           (398)        88,333
  B Shares.........................  May 31, 1997           875,773             -          3,939        (26,943)       852,769
  B Shares.........................  May 31, 1996            80,122             -              -              -         80,122
  I Shares.........................  May 31, 1997         9,526,934             -        338,461     (6,338,921)     3,526,474
  I Shares.........................  May 31, 1996         5,447,250             -      1,313,210     (2,902,396)     3,858,064
  I Shares.........................  October 31, 1995     7,672,804    22,368,531              -     (4,207,813)    25,833,522

                                                                    [LOGO]

 NOTES TO FINANCIAL STATEMENTS (CONTINUED)                          MAY 31, 1997

--------------------------------------------------------------------------------

 NOTE 6. CAPITAL SHARE TRANSACTIONS (CONTINUED)

                                                                                        SHARES
                                                                          OTHER         ISSUED                         NET
                                        YEAR/PERIOD        SHARES        SHARES      FOR DIVIDEND      SHARES        INCREASE
                                         ENDED(a)        SUBSCRIBED      ISSUED      REINVESTMENT     REDEEMED      (DECREASE)
                                     -----------------  ------------   -----------   ------------   ------------   ------------
Growth Equity Fund
  A Shares.........................  May 31, 1997           468,640             -          7,941       (155,931)       320,650
  A Shares.........................  May 31, 1996           115,164             -              -           (382)       114,782
  B Shares.........................  May 31, 1997           253,247             -          3,244        (10,702)       245,789
  B Shares.........................  May 31, 1996            24,168             -              -              -         24,168
  I Shares.........................  May 31, 1997         8,961,272             -        576,046     (7,274,990)     2,262,328
  I Shares.........................  May 31, 1996         4,846,652             -      1,651,658     (2,108,869)     4,389,441
  I Shares.........................  October 31, 1995     7,804,338    15,568,747              -     (2,460,406)    20,912,679
Large Company Growth Fund
  I Shares.........................  May 31, 1997         1,625,992             -         26,366       (658,984)       993,374
  I Shares.........................  May 31, 1996           471,467             -         26,577       (148,296)       349,748
  I Shares.........................  October 31, 1995       442,993     3,236,987              -       (985,065)     2,694,915
Small Company Stock Fund
  A Shares.........................  May 31, 1997           192,692             -         30,374        (82,668)       140,398
  A Shares.........................  May 31, 1996           266,295             -         11,419        (35,555)       242,159
  B Shares.........................  May 31, 1997            95,993             -         21,752        (40,086)        77,659
  B Shares.........................  May 31, 1996           216,344             -          8,232        (17,389)       207,187
  I Shares.........................  May 31, 1997         4,669,144             -        103,596     (2,126,789)     2,645,951
  I Shares.........................  May 31, 1996         4,695,219             -         19,738       (813,654)     3,901,303
Small Company Growth Fund
  I Shares.........................  May 31, 1997         4,080,643             -      1,418,007     (2,568,519)     2,930,131
  I Shares.........................  May 31, 1996         1,838,657             -        972,032       (610,709)     2,199,980
  I Shares.........................  October 31, 1995     1,653,407     9,475,352              -     (1,856,289)     9,272,470
Small Cap Opportunities Fund
  A Shares.........................  May 31, 1997            26,607             -              3           (276)        26,334
  B Shares.........................  May 31, 1997             7,998             -              1              -          7,999
  I Shares.........................  May 31, 1997         4,193,736             -            850       (303,869)     3,890,717
Contrarian Stock Fund
  A Shares.........................  May 31, 1997            26,510             -          6,299       (116,769)       (83,960)
  A Shares.........................  May 31, 1996            50,267             -          6,560        (25,341)        31,486
  B Shares.........................  May 31, 1997             6,710             -          7,981        (70,733)       (56,042)
  B Shares.........................  May 31, 1996            20,976             -          5,826        (13,448)        13,354
  I Shares.........................  May 31, 1997           504,786             -         12,989     (3,042,555)    (2,524,780)
  I Shares.........................  May 31, 1996         1,546,052             -         61,649     (2,481,497)      (873,796)
International Fund
  A Shares.........................  May 31, 1997            65,020             -            731        (16,799)        48,952
  A Shares.........................  May 31, 1996            45,286             -            344         (3,189)        42,441
  B Shares.........................  May 31, 1997            35,177             -             87         (8,379)        26,885
  B Shares.........................  May 31, 1996            28,226             -            426           (229)        28,423
  I Shares.........................  May 31, 1997         4,508,576             -         68,362     (1,271,670)     3,305,268
  I Shares.........................  May 31, 1996         2,387,598             -         90,228       (318,244)     2,159,582
  I Shares.........................  October 31, 1995     1,065,477     5,018,364              -     (1,001,990)     5,081,851

(a) See the related Statements of Changes in Net Assets for the dates of beginning of period presented.

 NOTE 7. MERGER OF FUNDS

On May 17, 1996, Stable Income Fund, Intermediate Government Income Fund and Income Equity Fund ("Acquiring Funds") acquired all of the assets and liabilities of Adjustable U.S. Government Reserve Fund, Government Income Fund and Income Stock Fund ("Target Funds"), respectively, pursuant to a plan of reorganization and liquidation approved by the shareholders on May 13, 1996. The acquisition was accomplished by a tax free exchange of assets and liabilities of the individual Target Funds for shares of the existing Acquiring Fund, and the distribution of such shares to the Target Funds' shareholders and the subsequent termination of the respective Target Funds.

                                                                    [LOGO]

 NOTES TO FINANCIAL STATEMENTS (CONTINUED)                          MAY 31, 1997

--------------------------------------------------------------------------------

 NOTE 7. MERGER OF FUNDS (CONTINUED)

Stable Income Fund issued the following shares in exchange for the assets and liabilities, including unrealized appreciation and accumulated net realized capital losses of the Adjustable U.S. Government Reserve Fund:

           STABLE INCOME FUND                       ADJUSTABLE U.S. GOVERNMENT RESERVE FUND
-----------------------------------------   --------------------------------------------------------
                            MAY 17, 1996    UNREALIZED   ACCUMULATED                   MAY 17, 1996
   SHARE        SHARES        PER SHARE        GAIN        NET GAIN     MAY 17, 1996     PER SHARE
   CLASS        ISSUED          VALUE         (LOSS)        (LOSS)       NET ASSETS        VALUE
------------  -----------   -------------   ----------   ------------   ------------   -------------
A Shares        1,588,229         $10.24    $(422,368)   $(4,968,020)   $16,263,468          $ 9.40
B Shares           38,476          10.24        4,677        (33,733)       393,994            9.36
I Shares        1,646,222          10.24       92,660     (2,270,066)    16,857,313            9.40
                                            ----------   ------------   ------------
                                            $(325,031)   $(7,271,819)   $33,514,775
                                            ----------   ------------   ------------
                                            ----------   ------------   ------------

Immediately after the exchange, combined net assets were: A Shares, $16,280,721; B Shares, $741,524; and I Shares, $82,560,262.

Intermediate Government Income Fund issued the following shares in exchange for the assets and liabilities, including unrealized depreciation and accumulated net realized capital losses of the Government Income Fund:

  INTERMEDIATE GOVERNMENT INCOME FUND                       GOVERNMENT INCOME FUND
---------------------------------------   ----------------------------------------------------------
                          MAY 17, 1996                   ACCUMULATED                   MAY 17, 1996
  SHARE       SHARES        PER SHARE      UNREALIZED      NET GAIN     MAY 17, 1996     PER SHARE
  CLASS       ISSUED          VALUE       GAIN (LOSS)       (LOSS)       NET ASSETS        VALUE
----------  -----------   -------------   ------------   ------------   ------------   -------------
A Shares      1,724,803         $10.97    $ 5,553,969    $(2,372,866)   $18,921,088          $ 8.57
B Shares        987,229          10.97          5,528     (1,329,344)    10,829,902            8.56
I Shares     32,282,358          10.97    (10,807,493)   (17,017,680)   354,137,467            8.57
                                          ------------   ------------   ------------
                                          $(5,247,996)   $(20,719,890)  $383,888,457
                                          ------------   ------------   ------------
                                          ------------   ------------   ------------

Immediately after the exchange, combined net assets were: A Shares, $18,958,902; B Shares, $10,829,902; and I Shares, $401,687,938.

The Income Equity Fund issued the following shares in exchange for the assets and liabilities, including unrealized appreciation and accumulated net realized capital losses of the Income Stock Fund:

            INCOME EQUITY FUND                                   INCOME STOCK FUND
------------------------------------------   ----------------------------------------------------------
                             MAY 17, 1996                   ACCUMULATED                   MAY 17, 1996
   SHARE         SHARES        PER SHARE      UNREALIZED      NET GAIN     MAY 17, 1996     PER SHARE
   CLASS         ISSUED          VALUE       GAIN (LOSS)       (LOSS)       NET ASSETS        VALUE
-----------   ------------   -------------   ------------   ------------   ------------   -------------
A Shares         1,053,473         $27.43    $ 6,204,781    $    64,930    $28,896,764          $14.20
B Shares           602,328          27.42      2,169,156         47,510     16,515,834           14.09
I Shares         5,314,997          27.43     29,080,757         54,367    145,790,368           14.21
                                             ------------   ------------   ------------
                                             $37,454,694    $   166,807    $191,202,966
                                             ------------   ------------   ------------
                                             ------------   ------------   ------------

Immediately after the exchange, combined net assets were: A Shares, $29,152,935; B Shares, $16,971,366; and I Shares, $227,899,458.

 NOTE 8. CONCENTRATION OF RISK

Colorado and Minnesota Tax-Free Funds invest substantially all of their assets in debt obligations of issuers located in the states of Colorado and Minnesota, respectively. The issuers' abilities to meet their obligations may be affected by Colorado and Minnesota economic or political developments.

                                                                    [LOGO]

 NOTES TO FINANCIAL STATEMENTS (CONCLUDED)                          MAY 31, 1997

--------------------------------------------------------------------------------

 EXHIBIT A--ADDITIONAL EXPENSE INFORMATION

                                                            FEES                               FEES WAIVED
                                                    ---------------------   -------------------------------------------------
                                                                CUSTODIAN   CUSTODIAN                               EXPENSES
                                                                   AND         AND                                 REIMBURSED
                                                                TRANSFER    TRANSFER                                BY FFSI/
                                                    ADVISORY      AGENT       AGENT       ADVISER     FFSI/ FAS       FAS
                                                    ---------   ---------   ---------   -----------   ----------   ----------
Stable Income Fund................................      0.30%       0.25%   $      -    $         -   $  139,629   $  37,104
Intermediate Government...........................      0.33%       0.25%          -              -      225,379      10,086
Diversified Bond Fund.............................      0.35%       0.25%          -              -      126,124           -
Income Fund.......................................      0.50%       0.27%(d)   42,720       277,198      462,242      12,233
Total Return Bond Fund............................      0.50%       0.27%(d)   16,109       357,998       39,458       5,263
Limited Term Tax-Free Fund........................      0.50%       0.27%(d)   29,034        63,145       17,748         643
Tax-Free Income Fund..............................      0.50%       0.27%(d)   45,760     1,236,539      360,797       2,478
Colorado Tax-Free Fund............................      0.50%(a)     0.27%(d)   64,397      238,690      124,303           -
Minnesota Tax-Free Fund...........................      0.50%(a)     0.27%(d)   12,369      190,702       83,831           -
Conservative Balanced Fund........................      0.45%       0.25%          -              -      132,242           -
Moderate Balanced Fund............................      0.53%       0.25%          -              -      296,544           -
Growth Balanced Fund..............................      0.58%       0.25%          -              -      320,626           -
Income Equity Fund................................      0.50%       0.25%          -              -      302,122       2,423
ValuGrowth-SM- Stock Fund.........................      0.80%(b)     0.27%(d)  354,187       18,446      249,323       3,977
Index Fund........................................      0.15%       0.25%    726,141        212,327      222,151           -
Diversified Equity Fund...........................      0.65%       0.25%          -              -      816,052      28,254
Growth Equity Fund................................      0.90%       0.25%          -              -      593,677      18,150
Large Company Growth Fund.........................      0.65%       0.25%          -              -       98,645           -
Small Company Stock Fund..........................      1.00%(c)     0.27%(d)   27,229      419,413      119,270       1,760
Small Company Growth Fund.........................      0.90%       0.25%          -              -      191,180           -
Small Cap Opportunities Fund......................         -        0.25%     26,869              -       52,890      75,126
Contrarian Stock Fund.............................      0.80%(b)     0.27%(d)    7,908       61,290       38,075      10,588
International Fund................................         -        0.25%          -              -       20,269       5,613


                                                    TOTAL FEES
                                                    WAIVED AND
                                                     EXPENSES
                                                    REIMBURSED
                                                    ----------
Stable Income Fund................................  $ 176,733
Intermediate Government...........................    235,465
Diversified Bond Fund.............................    126,124
Income Fund.......................................    794,393
Total Return Bond Fund............................    418,828
Limited Term Tax-Free Fund........................    110,570
Tax-Free Income Fund..............................  1,645,574
Colorado Tax-Free Fund............................    427,390
Minnesota Tax-Free Fund...........................    286,902
Conservative Balanced Fund........................    132,242
Moderate Balanced Fund............................    296,544
Growth Balanced Fund..............................    320,626
Income Equity Fund................................    304,545
ValuGrowth-SM- Stock Fund.........................    625,933
Index Fund........................................  1,160,619
Diversified Equity Fund...........................    844,306
Growth Equity Fund................................    611,827
Large Company Growth Fund.........................     98,645
Small Company Stock Fund..........................    567,672
Small Company Growth Fund.........................    191,180
Small Cap Opportunities Fund......................    154,885
Contrarian Stock Fund.............................    117,861
International Fund................................     25,882

(a) For the first $300 million of average net assets of the Fund, declining to 0.42% for average net assets in excess of $700 million.

(b) For the first $300 million of average net assets of the Fund, declining to 0.72% for average net assets in excess of $700 million.

(c) For the first $300 million of average net assets of the Fund, declining to 0.92% for average net assets in excess of $700 million.

(d) In addition to the transfer agent fee, the custody fee is 0.02% for the first $100 million of average net assets of the Fund, declining to 0.01% for average net assets in excess of $200 million.

 EXHIBIT B--ADDITIONAL INVESTMENT/SECURITIES INFORMATION

                                           COST            PROCEEDS                          UNREALIZED
                                            OF               FROM         -------------------------------------------------
                                         PURCHASES           SALES         APPRECIATION      DEPRECIATION         NET
                                      ---------------   ---------------   ---------------   --------------   --------------
Stable Income Fund..................  $    93,877,187   $    42,347,088   $      423,936    $     549,841    $     (125,905)
Intermediate Government.............      735,498,264       763,123,395          892,820        4,760,934        (3,868,114)
Diversified Bond Fund...............      106,794,416        91,067,995          754,187        1,740,243          (986,056)
Income Fund.........................      624,246,012       644,170,783          522,879        3,452,947        (2,930,068)
Total Return Bond Fund..............       75,126,355        69,740,019        1,467,528        2,366,751          (899,223)
Limited Term Tax-Free Fund..........       40,317,691         4,363,327          170,270           23,026           147,244
Tax-Free Income Fund................      439,853,286       489,007,051        8,168,233           98,175         8,070,058
Colorado Tax-Free Fund..............       76,212,571        73,517,493        1,730,236            4,750         1,725,486
Minnesota Tax-Free Fund.............       44,856,643        39,212,507        1,164,279           21,079         1,143,200
Conservative Balanced Fund..........       83,612,549        84,928,006       13,550,783        1,492,459        12,058,324
Moderate Balanced Fund..............      232,387,906       175,594,361       65,667,463        5,360,103        60,307,360
Growth Balanced Fund................      143,964,210       103,836,606      120,621,931        7,222,969       113,398,962
Income Equity Fund..................      158,804,157        17,361,838      128,237,480        5,760,379       122,477,101
ValuGrowth-SM- Stock Fund...........      136,749,305       145,189,672       59,218,979        2,184,820        57,034,159
Index Fund..........................      246,655,053        84,010,473      120,656,399        5,250,731       115,405,668
Diversified Equity Fund.............    1,244,114,721       498,741,325      406,174,621       16,660,580       389,514,041
Growth Equity Fund..................       78,159,120        72,001,699      237,822,576       20,282,608       217,539,968
Large Company Growth Fund...........       50,741,206        23,584,791       44,897,263        1,429,777        43,467,486
Small Company Stock Fund............      319,280,858       296,587,827       26,671,583        2,012,525        24,659,058
Small Company Growth Fund...........      501,296,064       462,168,194       86,453,834        6,557,523        79,896,311
Small Cap Opportunities Fund........                -                 -        8,648,162        1,485,815         7,162,347
Contrarian Stock Fund...............        2,590,052        30,158,600        1,468,123          521,058           947,065
International Fund..................                -                 -       40,856,269        7,454,579        33,401,690

                                                          CAPITAL
                                           TAX             LOSS
                                        COST BASIS     CARRYOVERS(a)
                                      --------------   -------------
Stable Income Fund..................  $ 122,977,915    $  7,288,543
Intermediate Government.............    391,945,399      24,283,206
Diversified Bond Fund...............    160,696,032         171,595
Income Fund.........................    267,596,354      17,757,682
Total Return Bond Fund..............    130,220,831         466,225
Limited Term Tax-Free Fund..........     40,235,444               -
Tax-Free Income Fund................    285,291,657       8,242,972
Colorado Tax-Free Fund..............     59,226,384         836,690
Minnesota Tax-Free Fund.............     46,068,990         446,909
Conservative Balanced Fund..........    115,458,688               -
Moderate Balanced Fund..............    354,888,411               -
Growth Balanced Fund................    387,342,094               -
Income Equity Fund..................    377,731,534               -
ValuGrowth-SM- Stock Fund...........    148,849,902               -
Index Fund..........................    398,316,298               -
Diversified Equity Fund.............    880,665,132               -
Growth Equity Fund..................    699,354,041               -
Large Company Growth Fund...........     88,325,166               -
Small Company Stock Fund............    149,901,088               -
Small Company Growth Fund...........    366,967,479               -
Small Cap Opportunities Fund........     70,122,133               -
Contrarian Stock Fund...............      6,935,671       1,600,098
International Fund..................    198,745,656         658,163

(a) Expiring in various years through 2005.

                                                                    [LOGO]

 FINANCIAL HIGHLIGHTS

--------------------------------------------------------------------------------

                                                                         NET REALIZED
                                               BEGINNING      NET            AND         DIVIDENDS    DISTRIBUTIONS    ENDING
                                               NET ASSET   INVESTMENT     UNREALIZED      FROM NET      FROM NET      NET ASSET
                                               VALUE PER     INCOME     GAIN (LOSS) ON   INVESTMENT    INVESTMENT     VALUE PER
                                                 SHARE       (LOSS)      INVESTMENTS       INCOME         GAINS         SHARE
                                               ---------   ----------   --------------   ----------   -------------   ---------
 STABLE INCOME FUND
-------------------------------------------------------------------------------------------------------------------------------
A SHARES
  June 1, 1996 to May 31, 1997...............  $10.20        $ 0.58         $ 0.04         $(0.58)       $    -        $10.24
  May 2, 1996 to May 31, 1996................   10.22          0.02              -          (0.04)            -         10.20
B SHARES
  June 1, 1996 to May 31, 1997...............   10.20          0.52           0.02          (0.50)            -         10.24
  May 17, 1996 to May 31, 1996...............   10.23          0.02          (0.01)         (0.04)            -         10.20
I SHARES
  June 1, 1996 to May 31, 1997...............   10.20          0.58           0.04          (0.58)            -         10.24
  November 1, 1995 to May 31, 1996...........   10.72          0.28           0.03          (0.77)        (0.06)        10.20
  November 11, 1994 to October 31, 1995......   10.00          0.50           0.22              -             -         10.72
 INTERMEDIATE GOVERNMENT INCOME FUND
-------------------------------------------------------------------------------------------------------------------------------
A SHARES
  June 1, 1996 to May 31, 1997...............   10.89          0.73          (0.05)         (0.73)            -         10.84
  May 2, 1996 to May 31, 1996................   10.89          0.03              -          (0.03)            -         10.89
B SHARES
  June 1, 1996 to May 31, 1997...............   10.89          0.64          (0.05)         (0.65)            -         10.83
  May 17, 1996 to May 31, 1996                  10.97          0.03          (0.08)         (0.03)            -         10.89
I SHARES
  June 1, 1996 to May 31, 1997...............   10.89          0.72          (0.04)         (0.73)            -         10.84
  November 1, 1995 to May 31, 1996...........   12.40          0.40           0.53          (1.32)        (1.12)        10.89
  November 11, 1994 to October 31, 1995(d)...   11.11          0.93           0.36              -             -         12.40
 DIVERSIFIED BOND FUND
-------------------------------------------------------------------------------------------------------------------------------
I SHARES
  June 1, 1996 to May 31, 1997...............   26.03          1.59           0.01          (1.69)        (0.34)        25.60
  November 1, 1995 to May 31, 1996...........   27.92          1.07          (0.99)         (1.67)        (0.30)        26.03
  November 11, 1994 to October 31, 1995......   25.08          1.65           1.19              -             -         27.92
 INCOME FUND
-------------------------------------------------------------------------------------------------------------------------------
A SHARES
  June 1, 1996 to May 31, 1997...............    9.27          0.62              -          (0.62)            -          9.27
  June 1, 1995 to May 31, 1996...............    9.63          0.61          (0.36)         (0.61)            -          9.27
  June 1, 1994 to May 31, 1995...............    9.52          0.65           0.11          (0.65)            -          9.63
  June 1, 1993 to May 31, 1994...............   10.61          0.70          (0.83)         (0.70)        (0.26)         9.52
  June 1, 1992 to May 31, 1993...............   10.52          0.77           0.39          (0.77)        (0.30)        10.61
B SHARES
  June 1, 1996 to May 31, 1997...............    9.26          0.55              -          (0.55)            -          9.26
  June 1, 1995 to May 31, 1996...............    9.61          0.54          (0.35)         (0.54)            -          9.26
  June 1, 1994 to May 31, 1995...............    9.51          0.58           0.10          (0.58)            -          9.61
  August 5, 1993 to May 31, 1994.............   10.67          0.50          (0.90)         (0.50)        (0.26)         9.51
I SHARES
  June 1, 1996 to May 31, 1997...............    9.26          0.62           0.01          (0.62)            -          9.27
  June 1, 1995 to May 31, 1996...............    9.62          0.61          (0.36)         (0.61)            -          9.26
  June 1, 1994 to May 31, 1995...............    9.51          0.65           0.11          (0.65)            -          9.62
  August 2, 1993 to May 31, 1994.............   10.68          0.58          (0.91)         (0.58)        (0.26)         9.51
 TOTAL RETURN BOND FUND
-------------------------------------------------------------------------------------------------------------------------------
A SHARES
  June 1, 1996 to May 31, 1997...............    9.40          0.60           0.03          (0.60)        (0.03)         9.40
  June 1, 1995 to May 31, 1996...............    9.73          0.64          (0.31)         (0.64)        (0.02)         9.40
  June 1, 1994 to May 31, 1995...............    9.54          0.67           0.19          (0.67)            -          9.73
  December 31, 1993 to May 31, 1994..........   10.00          0.27          (0.46)         (0.27)            -          9.54
B SHARES
  June 1, 1996 to May 31, 1997...............    9.40          0.53           0.05          (0.53)        (0.03)         9.42
  June 1, 1995 to May 31, 1996...............    9.73          0.57          (0.31)         (0.57)        (0.02)         9.40
  June 1, 1994 to May 31, 1995...............    9.54          0.59           0.19          (0.59)            -          9.73
  December 31, 1993 to May 31, 1994..........   10.00          0.24          (0.46)         (0.24)            -          9.54
I SHARES
  June 1, 1996 to May 31, 1997...............    9.40          0.60           0.04          (0.60)        (0.03)         9.41
  June 1, 1995 to May 31, 1996...............    9.73          0.64          (0.31)         (0.64)        (0.02)         9.40
  June 1, 1994 to May 31, 1995...............    9.54          0.67           0.19          (0.67)            -          9.73
  December 31, 1993 to May 31, 1994..........   10.00          0.27          (0.46)         (0.27)            -          9.54
 LIMITED TERM TAX-FREE FUND
-------------------------------------------------------------------------------------------------------------------------------
I SHARES
  October 1, 1996 to May 31, 1997............   10.00          0.31           0.39          (0.31)            -         10.39

                                                                    [LOGO]
See Notes to Financial Statements.

                        SELECTED DATA FOR A SHARE OUTSTANDING DURING EACH PERIOD

--------------------------------------------------------------------------------

                                   RATIO TO AVERAGE NET ASSETS                                        NET ASSETS AT
                           -------------------------------------------                   PORTFOLIO    END OF PERIOD    AVERAGE
                           NET INVESTMENT       NET          GROSS          TOTAL        TURNOVER        (000'S       COMMISSION
                            INCOME (LOSS)     EXPENSES    EXPENSES(b)     RETURN(f)        RATE         OMITTED)       RATE(c)
                           ---------------   ----------   ------------   ------------   -----------   -------------   ----------
 STABLE INCOME FUND
--------------------------------------------------------------------------------------------------------------------------------
--------------------------------------------------------------------------------------------------------------------------------
A SHARES
  June 1, 1996 to May 31,
    1997.................     5.69%           0.65%          0.87%           6.24%       41.30%       $ 12,451          N/A
  May 2, 1996 to May 31,
    1996.................     5.77%(a)        0.70%(a)       2.22%(a)        0.23%      109.95%         16,256          N/A
B SHARES
  June 1, 1996 to May 31,
    1997.................     4.96%           1.39%          2.89%           5.43%       41.30%          1,056          N/A
  May 17, 1996 to May 31,
    1996.................     5.02%(a)        1.42%(a)       3.07%(a)        0.12%      109.95%            867          N/A
I SHARES
  June 1, 1996 to May 31,
    1997.................     5.73%           0.65%          0.79%           6.24%       41.30%        111,030          N/A
  November 1, 1995 to May
    31, 1996.............     5.74%(a)        0.65%(a)       0.92%(a)        2.97%      109.95%         83,404          N/A
  November 11, 1994 to
    October 31, 1995.....     5.91%(a)        0.65%(a)       0.98%(a)        7.20%      115.85%         48,087          N/A
 INTERMEDIATE GOVERNMENT INCOME FUND
--------------------------------------------------------------------------------------------------------------------------------
--------------------------------------------------------------------------------------------------------------------------------
A SHARES
  June 1, 1996 to May 31,
    1997.................     6.58%           0.68%          0.80%           6.36%      183.05%         13,038          N/A
  May 2, 1996 to May 31,
    1996.................     7.32%(a)        0.75%(a)       1.74%(a)        0.26%       74.64%         16,562          N/A
B SHARES
  June 1, 1996 to May 31,
    1997.................     5.80%           1.42%          1.85%           5.51%      183.05%          8,970          N/A
  May 17, 1996 to May 31,
    1996                      5.56%(a)        1.35%(a)       2.65%(a)       (0.49%)      74.64%         10,682          N/A
I SHARES
  June 1, 1996 to May 31,
    1997.................     6.57%           0.68%          0.72%           6.36%      183.05%        371,278          N/A
  November 1, 1995 to May
    31, 1996.............     6.71%(a)        0.71%(a)       1.17%(a)        0.60%       74.64%        399,324          N/A
  November 11, 1994 to
    October 31,
    1995(d)..............     7.79%(a)        0.68%(a)       0.93%(a)       11.58%      240.90%         50,213          N/A
 DIVERSIFIED BOND FUND
--------------------------------------------------------------------------------------------------------------------------------
--------------------------------------------------------------------------------------------------------------------------------
I SHARES
  June 1, 1996 to May 31,
    1997.................     6.19%           0.70%          0.77%           6.23%       57.19%        162,310          N/A
  November 1, 1995 to May
    31, 1996.............     6.78%(a)        0.70%(a)       0.77%(a)        0.22%      118.92%        167,159          N/A
  November 11, 1994 to
    October 31, 1995.....     5.87%(a)        0.67%(a)       0.82%(a)       11.32%       58.90%        171,453          N/A
 INCOME FUND
--------------------------------------------------------------------------------------------------------------------------------
--------------------------------------------------------------------------------------------------------------------------------
A SHARES
  June 1, 1996 to May 31,
    1997.................     6.59%           0.75%          1.17%           6.79%      231.00%          5,142          N/A
  June 1, 1995 to May 31,
    1996.................     6.33%           0.75%          1.16%           2.58%      270.17%          5,521          N/A
  June 1, 1994 to May 31,
    1995.................     7.02%           0.75%          1.24%           8.49%       98.83%          6,231          N/A
  June 1, 1993 to May 31,
    1994.................     6.72%           0.60%          1.16%          (1.58%)      26.67%          6,177          N/A
  June 1, 1992 to May 31,
    1993.................     7.18%           0.60%          1.10%          11.46%       87.98%         85,252          N/A
B SHARES
  June 1, 1996 to May 31,
    1997.................     5.87%           1.50%          2.25%           6.03%      231.00%          3,349          N/A
  June 1, 1995 to May 31,
    1996.................     5.57%           1.50%          2.27%           1.92%      270.17%          3,292          N/A
  June 1, 1994 to May 31,
    1995.................     6.24%           1.50%          2.21%           7.57%       98.83%          3,296          N/A
  August 5, 1993 to May
    31, 1994.............     5.82%(a)        1.33%(a)       2.08%(a)       (4.82%)(a)   26.67%          2,605          N/A
I SHARES
  June 1, 1996 to May 31,
    1997.................     6.59%           0.75%          1.02%           6.90%      231.00%        258,207          N/A
  June 1, 1995 to May 31,
    1996.................     6.30%           0.75%          1.06%           2.58%      270.17%        271,157          N/A
  June 1, 1994 to May 31,
    1995.................     7.02%           0.75%          1.06%           8.49%       98.83%        109,994          N/A
  August 2, 1993 to May
    31, 1994.............     6.75%(a)        0.61%(a)       1.09%(a)       (4.04%)(a)   26.67%         93,665          N/A
 TOTAL RETURN BOND FUND
--------------------------------------------------------------------------------------------------------------------------------
--------------------------------------------------------------------------------------------------------------------------------
A SHARES
  June 1, 1996 to May 31,
    1997.................     6.37%           0.75%          1.31%           6.84%       55.07%          3,086          N/A
  June 1, 1995 to May 31,
    1996.................     6.48%           0.76%          1.57%           3.41%       77.49%          2,010          N/A
  June 1, 1994 to May 31,
    1995.................     6.94%           0.64%          2.38%           9.42%       35.19%            599          N/A
  December 31, 1993 to
    May 31, 1994.........     6.04%(a)        0.37%(a)      13.29%(a)       (4.64%)(a)   37.50%            150          N/A
B SHARES
  June 1, 1996 to May 31,
    1997.................     5.61%           1.49%          2.37%           6.27%       55.07%          2,254          N/A
  June 1, 1995 to May 31,
    1996.................     5.75%           1.51%          2.48%           2.63%       77.49%          2,098          N/A
  June 1, 1994 to May 31,
    1995.................     6.17%           1.41%          3.09%           8.59%       35.19%            919          N/A
  December 31, 1993 to
    May 31, 1994.........     5.40%(a)        1.11%(a)       8.29%(a)       (5.23%)(a)   37.50%            186          N/A
I SHARES
  June 1, 1996 to May 31,
    1997.................     6.36%           0.75%          1.05%           6.95%       55.07%        125,437          N/A
  June 1, 1995 to May 31,
    1996.................     6.57%           0.75%          1.07%           3.41%       77.49%        120,767          N/A
  June 1, 1994 to May 31,
    1995.................     7.04%           0.71%          1.17%           9.43%       35.19%         96,199          N/A
  December 31, 1993 to
    May 31, 1994.........     6.81%(a)        0.46%(a)       2.10%(a)       (4.62%)(a)   37.50%         11,694          N/A
 LIMITED TERM TAX-FREE FUND
--------------------------------------------------------------------------------------------------------------------------------
--------------------------------------------------------------------------------------------------------------------------------
I SHARES
  October 1, 1996 to May
    31, 1997.............     4.45%(a)        0.65%(a)       1.27%(a)        6.99%       16.39%         40,990          N/A

                                                                    [LOGO]

--------------------------------------------------------------------------------

                                                                            NET REALIZED
                                                BEGINNING        NET            AND         DIVIDENDS    DISTRIBUTIONS    ENDING
                                                NET ASSET     INVESTMENT     UNREALIZED      FROM NET      FROM NET      NET ASSET
                                                VALUE PER       INCOME     GAIN (LOSS) ON   INVESTMENT    INVESTMENT     VALUE PER
                                                  SHARE         (LOSS)      INVESTMENTS       INCOME         GAINS         SHARE
                                               ------------   ----------   --------------   ----------   -------------   ---------
 TAX-FREE INCOME FUND
----------------------------------------------------------------------------------------------------------------------------------
A SHARES
  June 1, 1996 to May 31, 1997...............  $ 9.78           $ 0.54         $ 0.27         $(0.54)       $    -        $10.05
  June 1, 1995 to May 31, 1996...............    9.82             0.55          (0.04)         (0.55)            -          9.78
  June 1, 1994 to May 31, 1995...............    9.60             0.55           0.22          (0.55)            -          9.82
  June 1, 1993 to May 31, 1994...............   10.06             0.58          (0.39)         (0.58)        (0.07)         9.60
  June 1, 1992 to May 31, 1993...............    9.98             0.66           0.11          (0.66)        (0.03)        10.06
B SHARES
  June 1, 1996 to May 31, 1997...............    9.78             0.46           0.27          (0.46)            -         10.05
  June 1, 1995 to May 31, 1996...............    9.82             0.48          (0.04)         (0.48)            -          9.78
  June 1, 1994 to May 31, 1995...............    9.60             0.48           0.22          (0.48)            -          9.82
  August 6, 1993 to May 31, 1994.............   10.17             0.39          (0.50)         (0.39)        (0.07)         9.60
I SHARES
  June 1, 1996 to May 31, 1997...............    9.78             0.54           0.28          (0.54)            -         10.06
  June 1, 1995 to May 31, 1996...............    9.82             0.55          (0.04)         (0.55)            -          9.78
  June 1, 1994 to May 31, 1995...............    9.60             0.55           0.22          (0.55)            -          9.82
  August 2, 1993 to May 31, 1994.............   10.14             0.47          (0.47)         (0.47)        (0.07)         9.60
 COLORADO TAX-FREE FUND
----------------------------------------------------------------------------------------------------------------------------------
A SHARES
  June 1, 1996 to May 31, 1997...............    9.89             0.54           0.33          (0.54)            -         10.22
  June 1, 1995 to May 31, 1996...............    9.90             0.53          (0.01)         (0.53)            -          9.89
  June 1, 1994 to May 31, 1995...............    9.69             0.48           0.21          (0.48)            -          9.90
  June 1, 1993 to May 31, 1994...............   10.00             0.51          (0.30)         (0.51)        (0.01)         9.69
B SHARES
  June 1, 1996 to May 31, 1997...............    9.90             0.47           0.33          (0.47)            -         10.23
  June 1, 1995 to May 31, 1996...............    9.91             0.46          (0.01)         (0.46)            -          9.90
  June 1, 1994 to May 31, 1995...............    9.70             0.41           0.21          (0.41)            -          9.91
  August 2, 1993 to May 31, 1994.............   10.04             0.35          (0.33)         (0.35)        (0.01)         9.70
I SHARES
  June 1, 1996 to May 31, 1997...............    9.89             0.54           0.33          (0.54)            -         10.22
  June 1, 1995 to May 31, 1996...............    9.90             0.53          (0.01)         (0.53)            -          9.89
  June 1, 1994 to May 31, 1995...............    9.69             0.48           0.21          (0.48)            -          9.90
  August 23, 1993 to May 31, 1994............   10.22             0.39          (0.52)         (0.39)        (0.01)         9.69
 MINNESOTA TAX-FREE FUND
----------------------------------------------------------------------------------------------------------------------------------
A SHARES
  June 1, 1996 to May 31, 1997...............   10.30             0.54           0.27          (0.54)            -         10.57
  June 1, 1995 to May 31, 1996...............   10.45             0.56          (0.15)         (0.56)            -         10.30
  June 1, 1994 to May 31, 1995...............   10.15             0.53           0.30          (0.53)            -         10.45
  June 1, 1993 to May 31, 1994...............   10.65             0.53          (0.31)         (0.53)        (0.19)        10.15
  June 1, 1992 to May 31, 1993...............   10.27             0.55           0.39          (0.55)        (0.01)        10.65
B SHARES
  June 1, 1996 to May 31, 1997...............   10.30             0.46           0.27          (0.46)            -         10.57
  June 1, 1995 to May 31, 1996...............   10.44             0.48          (0.14)         (0.48)            -         10.30
  June 1, 1994 to May 31, 1995...............   10.15             0.45           0.29          (0.45)            -         10.44
  August 6, 1993 to May 31, 1994.............   10.77             0.35          (0.43)         (0.35)        (0.19)        10.15
I SHARES
  June 1, 1996 to May 31, 1997...............   10.30             0.54           0.27          (0.54)            -         10.57
  June 1, 1995 to May 31, 1996...............   10.45             0.56          (0.15)         (0.56)            -         10.30
  June 1, 1994 to May 31, 1995...............   10.16             0.53           0.29          (0.53)            -         10.45
  August 2, 1993 to May 31, 1994.............   10.74             0.43          (0.39)         (0.43)        (0.19)        10.16
 CONSERVATIVE BALANCED FUND
----------------------------------------------------------------------------------------------------------------------------------
I SHARES
  June 1, 1996 to May 31, 1997...............   18.12             0.97           0.71          (0.95)        (0.38)        18.47
  November 1, 1995 to May 31, 1996...........   18.21             0.48           0.42          (0.76)        (0.23)        18.12
  November 11, 1994 to October 31, 1995......   16.19             0.75           1.27              -             -         18.21
 MODERATE BALANCED FUND
----------------------------------------------------------------------------------------------------------------------------------
I SHARES
  June 1, 1996 to May 31, 1997...............   20.27             0.77           1.60          (0.76)        (0.29)        21.59
  November 1, 1995 to May 31, 1996...........   19.84             0.46           0.89          (0.66)        (0.26)        20.27
  November 11, 1994 to October 31, 1995......   17.25             0.65           1.94              -             -         19.84

                                                                    [LOGO]
See Notes to Financial Statements.

                        SELECTED DATA FOR A SHARE OUTSTANDING DURING EACH PERIOD

--------------------------------------------------------------------------------

                                      RATIO TO AVERAGE NET ASSETS                                      NET ASSETS
                                ----------------------------------------                                   AT
                                   NET                                                                   END OF
                                INVESTMENT                                                  PORTFOLIO    PERIOD       AVERAGE
                                  INCOME           NET           GROSS          TOTAL       TURNOVER     (000'S     COMMISSION
                                  (LOSS)        EXPENSES        EXPENSES(b)    RETURN(f)      RATE      OMITTED)      RATE(c)
                                ----------      ---------       --------       --------     --------   ----------  -------------
 TAX-FREE INCOME FUND
--------------------------------------------------------------------------------------------------------------------------------
--------------------------------------------------------------------------------------------------------------------------------
A SHARES
  June 1, 1996 to May 31,
    1997......................      5.41%            0.50%         1.06%        8.43%       152.33%    $29,217             N/A
  June 1, 1995 to May 31,
    1996......................      5.54%            0.40%         1.06%        5.29%       126.20%     33,914             N/A
  June 1, 1994 to May 31,
    1995......................      5.87%            0.60%         1.12%        8.42%       130.90%     30,786             N/A
  June 1, 1993 to May 31,
    1994......................      5.77%            0.60%         1.14%        1.74%       116.54%     34,426             N/A
  June 1, 1992 to May 31,
    1993......................      6.47%            0.60%         1.12%        7.86%        42.81%    109,983             N/A
B SHARES
  June 1, 1996 to May 31,
    1997......................      4.64%            1.26%         2.15%        7.63%       152.33%      7,329             N/A
  June 1, 1995 to May 31,
    1996......................      4.77%            1.14%         2.21%        4.50%       126.20%      5,897             N/A
  June 1, 1994 to May 31,
    1995......................      5.05%            1.35%         2.21%        7.61%       130.90%      3,729             N/A
  August 6, 1993 to May 31,
    1994......................      4.76%(a)         1.31%(a)      2.24%(a)    (0.98%)(a)   116.54%      2,674             N/A
I SHARES
  June 1, 1996 to May 31,
    1997......................      5.40%            0.50%         1.03%        8.54%       152.33%    259,861             N/A
  June 1, 1995 to May 31,
    1996......................      5.57%            0.32%         1.06%        5.29%       126.20%    276,159             N/A
  June 1, 1994 to May 31,
    1995......................      5.84%            0.60%         1.05%        8.42%       130.90%     94,454             N/A
  August 2, 1993 to May 31,
    1994......................      5.71%(a)         0.60%(a)      1.10%(a)    (0.21%)(a)   116.54%    102,084             N/A
 COLORADO TAX-FREE FUND
--------------------------------------------------------------------------------------------------------------------------------
--------------------------------------------------------------------------------------------------------------------------------
A SHARES
  June 1, 1996 to May 31,
    1997......................      5.36%            0.45%         1.14%        9.00%       129.26%     27,806             N/A
  June 1, 1995 to May 31,
    1996......................      5.30%            0.30%         1.13%        5.35%       171.41%     26,991             N/A
  June 1, 1994 to May 31,
    1995......................      5.10%            0.30%         1.15%        7.47%        47.88%     25,997             N/A
  June 1, 1993 to May 31,
    1994......................      4.94%            0.07%         1.23%        2.02%        40.92%     31,724             N/A
B SHARES
  June 1, 1996 to May 31,
    1997......................      4.60%            1.20%         2.15%        8.19%       129.26%      7,218             N/A
  June 1, 1995 to May 31,
    1996......................      4.64%            1.05%         2.16%        4.56%       171.41%      6,400             N/A
  June 1, 1994 to May 31,
    1995......................      4.32%            1.05%         2.16%        6.67%        47.88%      5,198             N/A
  August 2, 1993 to May 31,
    1994......................      4.08%(a)         0.85%(a)      2.24%(a)     0.27%(a)     40.92%      4,494             N/A
I SHARES
  June 1, 1996 to May 31,
    1997......................      5.35%            0.45%         1.13%        9.00%       129.26%     25,917             N/A
  June 1, 1995 to May 31,
    1996......................      5.30%            0.30%         1.13%        5.35%       171.41%     24,074             N/A
  June 1, 1994 to May 31,
    1995......................      5.08%            0.30%         1.16%        7.47%        47.88%     24,539             N/A
  August 23, 1993 to May 31,
    1994......................      5.03%(a)         0.11%(a)      1.21%(a)     0.90%(a)     40.92%     15,153             N/A
 MINNESOTA TAX-FREE FUND
--------------------------------------------------------------------------------------------------------------------------------
--------------------------------------------------------------------------------------------------------------------------------
A SHARES
  June 1, 1996 to May 31,
    1997......................      5.11%            0.60%         1.21%        7.98%        96.68%     25,739             N/A
  June 1, 1995 to May 31,
    1996......................      5.26%            0.48%         1.26%        3.97%        77.10%     26,610             N/A
  June 1, 1994 to May 31,
    1995......................      5.25%            0.49%         1.61%        8.55%       139.33%     15,559             N/A
  June 1, 1993 to May 31,
    1994......................      4.92%            0.61%         1.52%        1.94%        84.23%     10,008             N/A
  June 1, 1992 to May 31,
    1993......................      5.13%            0.75%         1.79%        9.35%        44.29%     10,852             N/A
B SHARES
  June 1, 1996 to May 31,
    1997......................      4.35%            1.34%         2.21%        7.18%        96.68%     11,128             N/A
  June 1, 1995 to May 31,
    1996......................      4.51%            1.23%         2.29%        3.28%        77.10%      8,825             N/A
  June 1, 1994 to May 31,
    1995......................      4.52%            1.21%         2.62%        7.63%       139.33%      5,090             N/A
  August 6, 1993 to May 31,
    1994......................      3.99%(a)         1.31%(a)      2.45%(a)    (0.58%)(a)    84.23%      2,485             N/A
I SHARES
  June 1, 1996 to May 31,
    1997......................      5.12%            0.60%         1.23%        7.98%        96.68%     11,135             N/A
  June 1, 1995 to May 31,
    1996......................      5.24%            0.51%         1.30%        3.97%        77.10%      3,988             N/A
  June 1, 1994 to May 31,
    1995......................      5.29%            0.48%         1.58%        8.44%       139.33%      1,799             N/A
  August 2, 1993 to May 31,
    1994......................      4.90%(a)         0.61%(a)      1.54%(a)     0.29%(a)     84.23%        872             N/A
 CONSERVATIVE BALANCED FUND
--------------------------------------------------------------------------------------------------------------------------------
--------------------------------------------------------------------------------------------------------------------------------
I SHARES
  June 1, 1996 to May 31,
    1997......................      4.38%(e)         0.81%(e)      0.98%(e)     9.58%        72.03%    128,777     $    0.0720
  November 1, 1995 to May 31,
    1996......................      4.65%(a)(e)      0.82%(a)(e)    0.97%(a)(e)  5.14%       56.47%    146,950          0.0648
  November 11, 1994 to October
    31, 1995..................      4.67%(a)(e)      0.82%(a)(e)    1.03%(a)(e) 12.48%       65.53%    136,710             N/A
 MODERATE BALANCED FUND
--------------------------------------------------------------------------------------------------------------------------------
--------------------------------------------------------------------------------------------------------------------------------
I SHARES
  June 1, 1996 to May 31,
    1997......................      3.70%(e)         0.88%(e)      1.04%(e)    12.04%        45.33%    418,680          0.0684
  November 1, 1995 to May 31,
    1996......................      3.95%(a)(e)      0.90%(a)(e)    1.04%(a)(e)  7.03%       52.71%    398,005          0.0658
  November 11, 1994 to October
    31, 1995..................      3.76%(a)(e)      0.92%(a)(e)    1.11%(a)(e) 15.01%       62.08%    373,998             N/A

                                                                    [LOGO]

--------------------------------------------------------------------------------

                                                                         NET REALIZED
                                               BEGINNING      NET            AND         DIVIDENDS    DISTRIBUTIONS    ENDING
                                               NET ASSET   INVESTMENT     UNREALIZED      FROM NET      FROM NET      NET ASSET
                                               VALUE PER     INCOME     GAIN (LOSS) ON   INVESTMENT    INVESTMENT     VALUE PER
                                                 SHARE       (LOSS)      INVESTMENTS       INCOME         GAINS         SHARE
                                               ---------   ----------   --------------   ----------   -------------   ---------
 GROWTH BALANCED FUND
-------------------------------------------------------------------------------------------------------------------------------
I SHARES
  June 1, 1996 to May 31, 1997...............  $22.83        $ 0.62         $ 2.86         $(0.63)       $(0.91)       $24.77
  November 1, 1995 to May 31, 1996...........   21.25          0.31           1.95          (0.51)        (0.17)        22.83
  November 11, 1994 to October 31, 1995......   17.95          0.47           2.83              -             -         21.25
 INCOME EQUITY FUND
-------------------------------------------------------------------------------------------------------------------------------
A SHARES
  June 1, 1996 to May 31, 1997...............   27.56          0.57           5.54          (0.51)            -         33.16
  May 2, 1996 to May 31, 1996................   26.94          0.07           0.55              -             -         27.56
B SHARES
  June 1, 1996 to May 31, 1997...............   27.54          0.36           5.52          (0.33)            -         33.09
  May 2, 1996 to May 31, 1996................   26.94          0.02           0.58              -             -         27.54
I SHARES
  June 1, 1996 to May 31, 1997...............   27.56          0.56           5.55          (0.51)            -         33.16
  November 1, 1995 to May 31, 1996...........   24.02          0.29           4.02          (0.69)        (0.08)        27.56
  November 11, 1994 to October 31, 1995......   18.90          0.46           4.66              -             -         24.02
 VALUGROWTH-SM- STOCK FUND
-------------------------------------------------------------------------------------------------------------------------------
A SHARES
  June 1, 1996 to May 31, 1997...............   22.63          0.17           4.80          (0.13)        (2.41)        25.06
  June 1, 1995 to May 31, 1996...............   18.82          0.13           3.93          (0.13)        (0.12)        22.63
  June 1, 1994 to May 31, 1995...............   17.17          0.17           1.66          (0.18)            -         18.82
  June 1, 1993 to May 31, 1994...............   17.27          0.10           0.19          (0.17)        (0.22)        17.17
  June 1, 1992 to May 31, 1993...............   16.30          0.17           1.34          (0.17)        (0.37)        17.27
B SHARES
  June 1, 1996 to May 31, 1997...............   22.28          0.01           4.68          (0.01)        (2.41)        24.55
  June 1, 1995 to May 31, 1996...............   18.65         (0.02)          3.87          (0.10)        (0.12)        22.28
  June 1, 1994 to May 31, 1995...............   17.10          0.07           1.61          (0.13)            -         18.65
  August 5, 1993 to May 31, 1994.............   17.12          0.07           0.23          (0.10)        (0.22)        17.10
I SHARES
  June 1, 1996 to May 31, 1997...............   22.61          0.16           4.80          (0.13)        (2.41)        25.03
  June 1, 1995 to May 31, 1996...............   18.80          0.14           3.91          (0.12)        (0.12)        22.61
  June 1, 1994 to May 31, 1995...............   17.16          0.18           1.64          (0.18)            -         18.80
  August 2, 1993 to May 31, 1994.............   16.91          0.13           0.46          (0.12)        (0.22)        17.16
 INDEX FUND
-------------------------------------------------------------------------------------------------------------------------------
I SHARES
  June 1, 1996 to May 31, 1997...............   31.49          0.49           8.50          (0.48)        (0.51)        39.49
  November 1, 1995 to May 31, 1996...........   27.67          0.36           4.08          (0.43)        (0.19)        31.49
  November 11, 1994 to October 31, 1995......   21.80          0.45           5.42              -             -         27.67
 DIVERSIFIED EQUITY FUND
-------------------------------------------------------------------------------------------------------------------------------
A SHARES
  June 1, 1996 to May 31, 1997...............   30.56          0.20           6.10          (0.16)        (0.19)        36.51
  May 2, 1996 to May 31, 1996................   29.89          0.02           0.65              -             -         30.56
B SHARES
  June 1, 1996 to May 31, 1997...............   30.54          0.03           6.00          (0.07)        (0.19)        36.31
  May 6, 1996 to May 31, 1996................   29.41          0.02           1.11              -             -         30.54
I SHARES
  June 1, 1996 to May 31, 1997...............   30.55          0.25           6.05          (0.16)        (0.19)        36.50
  November 1, 1995 to May 31, 1996...........   27.53          0.16           4.25          (0.42)        (0.97)        30.55
  November 11, 1994 to October 31, 1995......   22.21          0.22           5.10              -             -         27.53
 GROWTH EQUITY FUND
-------------------------------------------------------------------------------------------------------------------------------
A SHARES
  June 1, 1996 to May 31, 1997...............   29.08         (0.02)          4.06          (0.04)        (0.59)        32.49
  May 2, 1996 to May 31, 1996................   28.50             -           0.58              -             -         29.08
B SHARES
  June 1, 1996 to May 31, 1997...............   29.07         (0.13)          3.93              -         (0.59)        32.28
  May 6, 1996 to May 31, 1996................   28.18             -           0.89              -             -         29.07
I SHARES
  June 1, 1996 to May 31, 1997...............   29.08         (0.02)          4.05          (0.04)        (0.59)        32.48
  November 1, 1995 to May 31, 1996...........   26.97             -           4.09          (0.12)        (1.86)        29.08
  November 11, 1994 to October 31, 1995......   22.28         (0.02)          4.71              -             -         26.97

                                                                    [LOGO]
See Notes to Financial Statements.

                        SELECTED DATA FOR A SHARE OUTSTANDING DURING EACH PERIOD

--------------------------------------------------------------------------------

                                       RATIO TO AVERAGE NET ASSETS
                                -----------------------------------------               PORTFOLIO   NET ASSETS AT     AVERAGE
                                 NET INVESTMENT      NET         GROSS        TOTAL     TURNOVER    END OF PERIOD    COMMISSION
                                 INCOME (LOSS)     EXPENSES   EXPENSES(b)   RETURN(f)     RATE     (000'S OMITTED)    RATE(c)
                                ----------------   --------   -----------   ---------   --------   ---------------   ----------
 GROWTH BALANCED FUND
-------------------------------------------------------------------------------------------------------------------------------
-------------------------------------------------------------------------------------------------------------------------------
I SHARES
  June 1, 1996 to May 31,
    1997......................      2.47%(e)       0.94%(e)    1.16%(e)      15.81%      24.33%      $  503,382       $0.0676
  November 1, 1995 to May 31,
    1996......................      2.66%(a)(e)    0.98%(a)(e)  1.16%(a)(e)  10.87%      38.78%         484,641        0.0696
  November 11, 1994 to October
    31, 1995..................      2.63%(a)(e)    0.99%(a)(e)  1.23%(a)(e)  18.38%      41.04%         374,892           N/A
 INCOME EQUITY FUND
-------------------------------------------------------------------------------------------------------------------------------
-------------------------------------------------------------------------------------------------------------------------------
A SHARES
  June 1, 1996 to May 31,
    1997......................      1.95%          0.85%       0.93%         22.40%       4.76%          43,708        0.0792
  May 2, 1996 to May 31,
    1996......................      3.69%(a)       0.91%(a)    1.91%(a)       2.30%       0.69%          31,448        0.0942
B SHARES
  June 1, 1996 to May 31,
    1997......................      1.24%          1.59%       1.96%         21.48%       4.76%          33,626        0.0792
  May 2, 1996 to May 31,
    1996......................      2.92%(a)       1.72%(a)    2.63%(a)       2.23%       0.69%          17,318        0.0942
I SHARES
  June 1, 1996 to May 31,
    1997......................      1.97%          0.85%       0.90%         22.40%       4.76%         425,197        0.0792
  November 1, 1995 to May 31,
    1996......................      2.72%(a)       0.86%(a)    1.13%(a)      18.14%       0.69%         230,831        0.0942
  November 11, 1994 to October
    31, 1995..................      2.51%(a)       0.85%(a)    1.12%(a)      27.09%       7.03%          49,000           N/A
 VALUGROWTH-SM- STOCK FUND
-------------------------------------------------------------------------------------------------------------------------------
-------------------------------------------------------------------------------------------------------------------------------
A SHARES
  June 1, 1996 to May 31,
    1997......................      0.70%          1.01%       1.39%         23.32%      75.50%          18,830        0.0781
  June 1, 1995 to May 31,
    1996......................      0.63%          1.20%       1.42%         21.69%     105.43%          15,232        0.0603
  June 1, 1994 to May 31,
    1995......................      1.01%          1.20%       1.43%         10.72%      63.82%          12,138           N/A
  June 1, 1993 to May 31,
    1994......................      1.06%          1.20%       1.43%          1.68%      86.07%          12,922           N/A
  June 1, 1992 to May 31,
    1993......................      1.02%          1.20%       1.42%          9.32%      57.34%         109,669           N/A
B SHARES
  June 1, 1996 to May 31,
    1997......................     (0.07%)         1.76%       2.48%         22.33%      75.50%           6,591        0.0781
  June 1, 1995 to May 31,
    1996......................     (0.12%)         1.96%       2.54%         20.79%     105.43%           5,130        0.0603
  June 1, 1994 to May 31,
    1995......................      0.28%          1.95%       2.51%          9.88%      63.82%           3,569           N/A
  August 5, 1993 to May 31,
    1994......................      0.25%(a)       1.95%(a)    2.55%(a)       2.36%(a)   86.07%           2,218           N/A
I SHARES
  June 1, 1996 to May 31,
    1997......................      0.67%          1.01%       1.33%         23.30%      75.50%         180,204        0.0781
  June 1, 1995 to May 31,
    1996......................      0.62%          1.20%       1.32%         21.72%     105.43%         156,553        0.0603
  June 1, 1994 to May 31,
    1995......................      1.02%          1.20%       1.33%         10.67%      63.82%         136,589           N/A
  August 2, 1993 to May 31,
    1994......................      0.92%(a)       1.20%(a)    1.39%(a)       2.99%(a)   86.07%         113,061           N/A
 INDEX FUND
-------------------------------------------------------------------------------------------------------------------------------
-------------------------------------------------------------------------------------------------------------------------------
I SHARES
  June 1, 1996 to May 31,
    1997......................      2.10%          0.25%       0.56%         29.02%      24.17%         513,134        0.0417
  November 1, 1995 to May 31,
    1996......................      2.25%(a)       0.31%(a)    0.57%(a)      16.27%       9.12%         249,644        0.0517
  November 11, 1994 to October
    31, 1995..................      2.12%(a)       0.50%(a)    0.64%(a)      26.93%      14.48%         186,197           N/A
 DIVERSIFIED EQUITY FUND
-------------------------------------------------------------------------------------------------------------------------------
-------------------------------------------------------------------------------------------------------------------------------
A SHARES
  June 1, 1996 to May 31,
    1997......................      0.81%(e)       1.02%(e)    1.40%(e)      20.75%      48.08%          25,271        0.0626
  May 2, 1996 to May 31,
    1996......................      1.88%(a)(e)    1.52%(a)(e)  4.06%(a)(e)   2.24%       5.76%           2,699        0.0671
B SHARES
  June 1, 1996 to May 31,
    1997......................      0.09%(e)       1.76%(e)    2.41%(e)      19.86%      48.08%          33,870        0.0626
  May 6, 1996 to May 31,
    1996......................      1.24%(a)(e)    2.37%(a)(e)  4.95%(a)(e)   3.84%       5.76%           2,447        0.0671
I SHARES
  June 1, 1996 to May 31,
    1997......................      0.79%(e)       1.02%(e)    1.31%(e)      20.76%      48.08%       1,212,565        0.0626
  November 1, 1995 to May 31,
    1996......................      1.00%(a)(e)    1.06%(a)(e)  1.30%(a)(e)  16.38%       5.76%         907,223        0.0671
  November 11, 1994 to October
    31, 1995..................      1.01%(a)(e)    1.09%(a)(e)  1.37%(a)(e)  23.95%      10.33%         711,111           N/A
 GROWTH EQUITY FUND
-------------------------------------------------------------------------------------------------------------------------------
-------------------------------------------------------------------------------------------------------------------------------
A SHARES
  June 1, 1996 to May 31,
    1997......................     (0.12%)(e)      1.30%(e)    1.95%(e)      14.11%       9.06%          14,146        0.0565
  May 2, 1996 to May 31,
    1996......................      0.34%(a)(e)    2.08%(a)(e)  6.40%(a)(e)   2.04%       7.39%           3,338        0.0617
B SHARES
  June 1, 1996 to May 31,
    1997......................     (0.82%)(e)      2.04%(e)    3.02%(e)      13.28%       9.06%           8,713        0.0565
  May 6, 1996 to May 31,
    1996......................     (0.40%)(a)(e)   2.92%(a)(e)  7.44%(a)(e)   3.16%       7.39%             703        0.0617
I SHARES
  June 1, 1996 to May 31,
    1997......................     (0.09%)(e)      1.30%(e)    1.84%(e)      14.11%       9.06%         895,420        0.0565
  November 1, 1995 to May 31,
    1996......................      0.01%(a)(e)    1.35%(a)(e)  1.85%(a)(e)  15.83%       7.39%         735,728        0.0617
  November 11, 1994 to October
    31, 1995..................     (0.11%)(a)(e)   1.38%(a)(e)  1.92%(a)(e)  21.10%       8.90%         564,004           N/A

                                                                    [LOGO]

 FINANCIAL HIGHLIGHTS (CONCLUDED)

--------------------------------------------------------------------------------

                                                                              NET REALIZED
                                                 BEGINNING         NET            AND         DIVIDENDS    DISTRIBUTIONS    ENDING
                                                 NET ASSET      INVESTMENT     UNREALIZED      FROM NET      FROM NET      NET ASSET
                                                 VALUE PER        INCOME     GAIN (LOSS) ON   INVESTMENT    INVESTMENT     VALUE PER
                                                   SHARE          (LOSS)      INVESTMENTS       INCOME         GAINS         SHARE
                                               --------------   ----------   --------------   ----------   -------------   ---------
 LARGE COMPANY GROWTH FUND
------------------------------------------------------------------------------------------------------------------------------------
I SHARES
  June 1, 1996 to May 31, 1997...............  $     26.97        $(0.03)        $ 5.91              -        $(0.22)       $32.63
  November 1, 1995 to May 31, 1996...........        23.59         (0.04)          3.64              -         (0.22)        26.97
  November 11, 1994 to October 31, 1995......        18.50         (0.05)          5.14              -             -         23.59
 SMALL COMPANY STOCK FUND
------------------------------------------------------------------------------------------------------------------------------------
A SHARES
  June 1, 1996 to May 31, 1997...............        14.02         (0.04)          0.88              -         (0.91)        13.95
  June 1, 1995 to May 31, 1996...............        10.64          0.01           3.93         $(0.03)        (0.53)        14.02
  June 1, 1994 to May 31, 1995...............         9.84          0.12           0.87          (0.11)        (0.08)        10.64
  December 31, 1993 to May 31, 1994..........        10.00          0.07          (0.15)         (0.08)            -          9.84
B SHARES
  June 1, 1996 to May 31, 1997...............        13.83         (0.11)          0.82              -         (0.91)        13.63
  June 1, 1995 to May 31, 1996...............        10.56         (0.08)          3.90          (0.02)        (0.53)        13.83
  June 1, 1994 to May 31, 1995...............         9.82          0.07           0.84          (0.09)        (0.08)        10.56
  December 31, 1993 to May 31, 1994..........        10.00          0.06          (0.17)         (0.07)            -          9.82
I SHARES
  June 1, 1996 to May 31, 1997...............        13.96         (0.04)          0.87              -         (0.91)        13.88
  June 1, 1995 to May 31, 1996...............        10.59          0.01           3.93          (0.03)        (0.54)        13.96
  June 1, 1994 to May 31, 1995...............         9.80          0.12           0.87          (0.12)        (0.08)        10.59
  December 31, 1993 to May 31, 1994..........        10.00          0.08          (0.20)         (0.08)            -          9.80
SMALL COMPANY GROWTH FUND
------------------------------------------------------------------------------------------------------------------------------------
I SHARES
  June 1, 1996 to May 31, 1997...............        33.00         (0.18)          1.83              -         (3.57)        31.08
  November 1, 1995 to May 31, 1996...........        29.99         (0.07)          5.94              -         (2.86)        33.00
  November 11, 1994 to October 31, 1995......        21.88         (0.11)          8.22              -             -         29.99
SMALL CAP OPPORTUNITIES FUND
------------------------------------------------------------------------------------------------------------------------------------
A SHARES
  October 9, 1996 to May 31, 1997............        17.39         (0.01)          2.46              -         (0.01)        19.83
B SHARES
  November 8, 1996 to May 31, 1997...........        17.41         (0.05)          2.40              -         (0.01)        19.75
I SHARES
  August 15, 1996 to May 31, 1997............        16.26         (0.01)          3.60              -         (0.01)        19.84
CONTRARIAN STOCK FUND
------------------------------------------------------------------------------------------------------------------------------------
I SHARES
  June 1, 1996 to May 31, 1997...............        10.82          0.09           1.03          (0.08)        (1.61)        10.25
  June 1, 1995 to May 31, 1996...............        10.90          0.10           1.01          (0.10)        (1.09)        10.82
  June 1, 1994 to May 31, 1995...............         9.71          0.11           1.19          (0.11)       (0.003)        10.90
  December 31, 1993 to May 31, 1994..........        10.00          0.07          (0.29)         (0.07)            -          9.71
INTERNATIONAL FUND
------------------------------------------------------------------------------------------------------------------------------------
A SHARES
  June 1, 1996 to May 31, 1997...............        19.82          0.10           1.94          (0.20)            -         21.66
  November 1, 1995 to May 31, 1996...........        17.97          0.35           1.83          (0.33)            -         19.82
  April 12, 1995 to October 31, 1995.........        16.50          0.01           1.46              -             -         17.97
B SHARES
  June 1, 1996 to May 31, 1997...............        19.71         (0.06)          1.93          (0.03)            -         21.55
  November 1, 1995 to May 31, 1996...........        17.91          0.25           1.83          (0.28)            -         19.71
  May 12, 1995 to October 31, 1995...........        17.20          0.01           0.70              -             -         17.91
I SHARES
  June 1, 1996 to May 31, 1997...............        19.84          0.09           1.94          (0.20)            -         21.67
  November 1, 1995 to May 31, 1996...........        17.99          0.14           2.04          (0.33)            -         19.84
  November 11, 1994 to October 31, 1995......        17.28          0.09           0.62              -             -         17.99

                                                                    [LOGO]
See Notes to Financial Statements.

                        SELECTED DATA FOR A SHARE OUTSTANDING DURING EACH PERIOD

--------------------------------------------------------------------------------

                                       RATIO TO AVERAGE NET ASSETS
                                -----------------------------------------               PORTFOLIO     NET ASSETS AT     AVERAGE
                                 NET INVESTMENT      NET         GROSS        TOTAL      TURNOVER     END OF PERIOD    COMMISSION
                                 INCOME (LOSS)     EXPENSES   EXPENSES(b)   RETURN(f)      RATE      (000'S OMITTED)    RATE(c)
                                ----------------   --------   -----------   ---------   ----------   ---------------   ----------
 LARGE COMPANY GROWTH FUND
---------------------------------------------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------------------------------------------
I SHARES
  June 1, 1996 to May 31,
    1997......................     (0.18%)         0.99%        1.09%          21.93%     24.37%        $131,768        $0.0564
  November 1, 1995 to May 31,
    1996......................     (0.30%)(a)      1.00%(a)     1.13%(a)       15.40%     16.93%          82,114         0.0616
  November 11, 1994 to October
    31, 1995..................     (0.23%)(a)      1.00%(a)     1.20%(a)       27.51%     31.60%          63,567            N/A
 SMALL COMPANY STOCK FUND
---------------------------------------------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------------------------------------------
A SHARES
  June 1, 1996 to May 31,
    1997......................     (0.38%)         1.19%        1.67%           6.34%    210.19%           7,355         0.0774
  June 1, 1995 to May 31,
    1996......................      0.03%          1.21%        1.87%          38.22%    134.53%           5,426         0.0555
  June 1, 1994 to May 31,
    1995......................      1.14%          0.53%        2.32%          10.19%     68.09%           1,540            N/A
  December 31, 1993 to May 31,
    1994......................      1.95%(a)       0.22%(a)    10.66%(a)       (1.98%)(a)   14.98%           265            N/A
B SHARES
  June 1, 1996 to May 31,
    1997......................     (1.13%)         1.94%        2.73%           5.46%    210.19%           5,125         0.0774
  June 1, 1995 to May 31,
    1996......................     (0.74%)         1.96%        2.96%          37.32%    134.53%           4,125         0.0555
  June 1, 1994 to May 31,
    1995......................      0.38%          1.27%        3.56%           9.31%     68.09%             963            N/A
  December 31, 1993 to May 31,
    1994......................      1.27%(a)       0.98%(a)    20.87%(a)       (2.77%)(a)   14.98%           195            N/A
I SHARES
  June 1, 1996 to May 31,
    1997......................     (0.38%)         1.19%        1.56%           6.30%    210.19%         161,995         0.0774
  June 1, 1995 to May 31,
    1996......................      0.05%          1.21%        1.60%          38.30%    134.53%         125,986         0.0555
  June 1, 1994 to May 31,
    1995......................      1.14%          0.52%        1.82%          10.13%     68.09%          54,240            N/A
  December 31, 1993 to May 31,
    1994......................      2.03%(a)       0.20%(a)     4.33%(a)       (2.93%)(a)   14.98%         9,251            N/A
 SMALL COMPANY GROWTH FUND
---------------------------------------------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------------------------------------------
I SHARES
  June 1, 1996 to May 31,
    1997......................     (0.71%)         1.24%        1.29%           5.65%    124.03%         447,580         0.0565
  November 1, 1995 to May 31,
    1996......................     (0.41%)(a)      1.25%(a)     1.29%(a)       21.43%     62.06%         378,546         0.0583
  November 11, 1994 to October
    31, 1995..................     (0.47%)(a)      1.25%(a)     1.35%(a)       37.07%    106.55%         278,058            N/A
 SMALL CAP OPPORTUNITIES FUND
---------------------------------------------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------------------------------------------
A SHARES
  October 9, 1996 to May 31,
    1997......................     (0.18%)(a)(e)   1.25%(a)(e)  10.51%(a)(e)    11.37%(h)   34.45%(g)         522        0.0584(g)
B SHARES
  November 8, 1996 to May 31,
    1997......................     (0.99%)(a)(e)   2.06%(a)(e)  27.27%(a)(e)    13.53%    34.45%(g)          158         0.0584(g)
I SHARES
  August 15, 1996 to May 31,
    1997......................     (0.16%)(a)(e)   1.25%(a)(e)   1.89%(a)(e)    11.42%(h)   34.45%(g)      77,174        0.0584(g)
 CONTRARIAN STOCK FUND
---------------------------------------------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------------------------------------------
I SHARES
  June 1, 1996 to May 31,
    1997......................      0.81%          1.19%        1.72%          13.02%     13.36%           8,260         0.0472
  June 1, 1995 to May 31,
    1996......................      0.87%          1.20%        1.45%          10.90%     28.21%          36,020         0.0467
  June 1, 1994 to May 31,
    1995......................      0.91%          1.12%        1.57%          13.52%     30.32%          45,832            N/A
  December 31, 1993 to May 31,
    1994......................      1.82%(a)       0.62%(a)     3.52%(a)       (5.35%)(a)    2.67%         4,548            N/A
 INTERNATIONAL FUND
---------------------------------------------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------------------------------------------
A SHARES
  June 1, 1996 to May 31,
    1997......................      0.42%(e)       1.43%(e)     1.72%(e)       10.33%     48.23%(g)        2,240         0.0202(g)
  November 1, 1995 to May 31,
    1996......................      0.92%(a)(e)    1.50%(a)(e)   2.51%(a)(e)    12.31%    14.12%(g)        1,080         0.0325(g)
  April 12, 1995 to October
    31, 1995..................      0.26%(a)(e)    1.32%(a)(e)  20.95%(a)(e)     8.91%    29.41%(g)          216            N/A
B SHARES
  June 1, 1996 to May 31,
    1997......................     (0.34%)(e)      2.18%(e)     2.76%(e)        9.44%     48.23%(g)        1,667         0.0202(g)
  November 1, 1995 to May 31,
    1996......................     (0.02%)(a)(e)   2.25%(a)(e)   3.11%(a)(e)    11.79%    14.12%(g)          995         0.0325(g)
  May 12, 1995 to October 31,
    1995......................      0.17%(a)(e)    1.27%(a)(e)  14.57%(a)(e)     4.30%    29.41%(g)          395            N/A
I SHARES
  June 1, 1996 to May 31,
    1997......................      0.40%(e)       1.43%(e)     1.44%(e)       10.27%     48.23%(g)      228,552         0.0202(g)
  November 1, 1995 to May 31,
    1996......................      0.60%(a)(e)    1.50%(a)(e)   1.52%(a)(e)    12.31%    14.12%(g)      143,643         0.0325(g)
  November 11, 1994 to October
    31, 1995..................      0.54%(a)(e)    1.50%(a)(e)   1.66%(a)(e)     4.11%    29.41%(g)       91,401            N/A

                                                                    [LOGO]

 NOTES TO FINANCIAL HIGHLIGHTS

--------------------------------------------------------------------------------

(a) Annualized.
(b) During each period, various fees and expenses were waived and reimbursed.The ratio of Gross Expenses to Average Net Assets reflects the expense ratio in the absence of any waivers and reimbursements and in the case of the Blended Funds, International Fund and Small Cap Opportunities Fund, the absence of waivers and reimbursements from the Funds and the Blended Portfolios of Core Trust (Delaware) and Schroder U.S. Smaller Companies Portfolios of Schroder Capital Funds, respectively. See note 1 of notes to financial statements.
(c) For the fiscal years beginning on or after September 1, 1995, the Fund is required to disclose average commission per share paid to brokers on the purchase and sale of equity securities.
(d) Adjusted for a five to one stock split.
(e) Includes expenses allocated from Index Portfolio, Small Company Portfolio, International Portfolio, and International Portfolio II of Core Trust (Delaware) and Schroder U.S. Smaller Companies Portfolio of Schroder Capital Funds.
(f) Total return calculations do not include any sales charges.
(g) The portfolio turnover rate and the average commission rate represents the activity from their investments in their respective Portfolios.
(h) The Fund currently seeks to achieve its investment objective by investing all of its investment assets in Schroder U.S. Smaller Companies Portfolio ("Portfolio"), a separate portfolio of a registered open-end management company with an identical investment objective. Accordingly, the Small Cap Opportunities Fund's investment experience will correspond with the Portfolio's investment experience.

                                                                    [LOGO]
See Notes to Financial Statements.

 SUPPLEMENTARY INFORMATION                                          MAY 31, 1997

--------------------------------------------------------------------------------

 PROXY VOTE (UNAUDITED)

The proxy had nine proposals of which the following relate to the funds in this report.

PROPOSAL 1.  ELECTION OF TRUSTEES. (FOR SHAREHOLDERS OF ALL FUNDS)
Each trustee or nominee was elected by shareholders. The vote is listed below.

                                                                     FOR            WITHHELD
                                                                --------------     -----------

Robert C. Brown...............................................   4,115,622,828      70,716,413
Donald Burkhardt..............................................   4,115,554,881      70,784,360
James C. Harris...............................................   4,115,562,074      70,777,167
John Y. Keffer................................................   4,115,619,839      70,718,523
Richard M. Leach..............................................   4,115,622,828      70,716,413
John S. McCune................................................   4,115,617,629      70,721,612
Timothy J. Penny..............................................   4,115,622,828      70,716,413
Donald Willeke................................................   4,115,611,783      70,727,458

PROPOSAL 2. RATIFICATION OF THE SELECTION OF KPMG PEAT MARWICK LLP AS INDEPENDENT AUDITORS OF THE TRUST FOR THE FISCAL YEAR ENDING MAY 31, 1997 (FOR SHAREHOLDERS OF ALL FUNDS).

                                                                FOR          AGAINST        ABSTAIN
                                                           -------------   -----------   -------------

Total....................................................  4,089,939,735    32,437,547      62,986,468

PROPOSAL 3.

To approve amendements to certain fundamental investment policies to permit the Fund to invest all or a portion of its assets in one or more investment companies and approve related amendments to each Fund's investment advisory agreement.

                                               FOR           AGAINST         ABSTAIN
                                          -------------   -------------   -------------

Stable Income Fund......................      7,860,066         162,828         198,945
Intermediate Government Income Fund.....     31,151,216       1,961,026       1,321,925
Diversified Bond Fund...................      5,216,858          35,624         128,883
Income Fund.............................     24,108,437         367,266         507,138
Total Return Bond Fund..................      6,524,692         185,732       1,192,553
Limited Term Tax-Free Fund..............      2,333,388               -               -
Tax-Free Income Fund....................     22,818,523         330,610       2,483,878
Colorado Tax-Free Fund..................      3,694,108         176,620         189,673
Minnesota Tax-Free Fund.................      1,727,002          28,365         183,987
Conservative Balanced Fund..............      5,281,834         792,739               -
Moderate Balanced Fund..................     10,814,385         913,799       6,438,122
Growth Balanced Fund....................     16,437,908           3,294          37,883
Income Equity Fund......................      8,960,704         311,412         369,309
ValuGrowth-SM- Stock Fund...............      5,356,853         245,641         299,464
Index Fund..............................     12,032,005         984,943       1,073,700
Diversified Equity Fund.................     26,347,188         417,371       1,060,203
Growth Equity Fund......................     23,908,615         430,711         789,807
Large Company Growth Fund...............      3,167,997         110,664          34,457
Small Company Stock Fund................     10,018,414         273,726         155,677
Small Company Growth Fund...............     12,513,634          15,073          16,321
Small Cap Opportunities Fund............      1,877,416         155,351          75,034
Contrarian Stock Fund...................        624,411               -          91,738
International Fund......................      8,120,980         686,101         111,076

                                                                    [LOGO]

 SUPPLEMENTARY INFORMATION (CONTINUED)                              MAY 31, 1997

--------------------------------------------------------------------------------

 PROXY VOTE (UNAUDITED) (CONTINUED)

PROPOSAL 4.

To approve changes to each of the following Fund's current advisory fee structure, including payment to Norwest Bank Minnesota, N.A. of a fee for asset allocation services:

                                               FOR           AGAINST         ABSTAIN
                                          -------------   -------------   -------------

Diversified Bond Fund...................      5,024,040         224,943         132,381
Conservative Balanced Fund..............      3,904,731         821,280       1,348,561
Moderate Balanced Fund..................     11,542,857         706,662       5,916,787
Diversified Equity Fund.................     24,683,394       1,864,197       1,277,172
Growth Equity Fund......................     20,145,983       3,362,258       1,620,791

PROPOSAL 6.

To approve a subadvisory agreement among Norwest Bank Minnesota, N.A., Galliard Capital Management, Inc. and the Trust, on behalf of the following Funds:

                                               FOR           AGAINST         ABSTAIN
                                          -------------   -------------   -------------

Stable Income Fund......................      7,821,033         286,935         184,915
Diversified Bond Fund...................      5,081,721         223,893          76,425
Conservative Balanced Fund..............      5,255,088         266,837         556,147
Moderate Balanced Fund..................     11,782,147          61,781       6,330,025

PROPOSAL 7.

To approve a subadvisory agreement among Norwest Bank Minnesota, N.A., Peregrine Capital Management, Inc. and the Trust, on behalf of the following Funds:

                                               FOR           AGAINST         ABSTAIN
                                          -------------   -------------   -------------

Diversified Bond Fund...................      5,081,721         223,893          76,245
Conservative Balanced Fund..............      5,258,130         263,794         556,147
Moderate Balanced Fund..................     11,780,403          61,781       6,331,768
Diversified Equity Fund.................     26,929,373         460,781         876,229
Growth Equity Fund......................     22,459,161       2,183,231         655,169
Large Company Growth Fund...............      3,166,763         114,462          36,823
Small Company Growth Fund...............     12,514,532          15,072          16,322

PROPOSAL 8.

To approve a subadvisory agreement among Norwest Bank Minnesota, N.A., United Capital Management and the Trust, on behalf of the following Funds:

                                               FOR           AGAINST         ABSTAIN
                                          -------------   -------------   -------------

Diversified Bond Fund...................      5,272,657          35,519          73,188
Total Return Bond Fund..................      6,930,043         832,557         281,515
Conservative Balanced Fund..............      5,258,130         263,794         556,147
Moderate Balanced Fund..................     11,444,142         901,396       5,828,415
Growth Balanced Fund....................     16,129,770          54,364         294,949
Contrarian Stock Fund...................        653,535               -          73,663

                                                                    [LOGO]

 SUPPLEMENTARY INFORMATION (CONTINUED)                              MAY 31, 1997

--------------------------------------------------------------------------------

 PROXY VOTE (UNAUDITED) (CONTINUED)

PROPOSAL 9.

To approve an amendment to each of the following Fund's investment objective:

                                               FOR           AGAINST         ABSTAIN
                                          -------------   -------------   -------------

Diversified Bond Fund...................      5,272,657          35,519          73,188
Income Fund.............................     24,435,727         137,416         409,697
Income Equity Fund......................      9,042,701         142,667         456,060
ValuGrowth Stock Fund...................      5,340,919         253,842         307,198
Small Company Growth Fund...............     12,513,634          15,072          16,322

 FEDERAL TAX STATUS OF DIVIDENDS DECLARED (UNAUDITED)

Long-term capital gain dividends paid during the period are presented below. For federal income tax purposes, dividends from short-term capital gains are classified as ordinary income. All net investment income dividends were ordinary income, except for those Funds noted below that paid exempt income dividends. The percentage of qualifying dividends eligible for the corporate dividends received deduction are also listed below for the applicable Funds.

                                            LONG-TERM      TAX-EXEMPT
                                          CAPITAL GAIN       INCOME        QUALIFYING
                                            DIVIDENDS       DIVIDENDS       DIVIDENDS
                                          -------------   -------------   -------------

Diversified Bond Fund...................  $  2,307,298               -               -
Total Return Bond Fund..................       361,284               -               -
Limited Term Tax-Free Fund..............             -          100.00%              -
Tax-Free Income Fund....................             -           99.98%              -
Colorado Tax-Free Fund..................             -           99.93%              -
Minnesota Tax-Free Fund.................             -           99.90%              -
Conservative Balanced Fund..............     2,495,149               -            8.65%
Moderate Balanced Fund..................     5,845,141               -           15.44%
Growth Balanced Fund....................    17,018,804               -           36.55%
Income Equity Fund......................             -               -          100.00%
ValuGrowth-SM- Stock Fund...............    18,454,537               -           88.53%
Index Fund..............................     4,817,448               -           59.94%
Diversified Equity Fund.................     6,246,442               -          100.00%
Growth Equity Fund......................    12,216,441               -          100.00%
Large Company Growth Fund...............       721,532               -               -
Small Company Stock Fund................     2,089,052               -           31.78%
Small Company Growth Fund...............    35,550,740               -               -
Small Cap Opportunities Fund............        18,328               -               -
Contrarian Stock Fund...................     2,172,305               -           78.56%

                                                                    [LOGO]

 SUPPLEMENTARY INFORMATION (CONCLUDED)                              MAY 31, 1997

--------------------------------------------------------------------------------

 FOREIGN DIVIDENDS AND FOREIGN TAX PER SHARE (UNAUDITED)

Foreign dividends and foreign tax, for a share outstanding on May 31, 1997, for International Fund are as follows:

COUNTRY                                     DIVIDENDS      FOREIGN TAX
----------------------------------------  -------------   -------------
Argentina...............................  $     0.0013    $          -
Australia...............................        0.0049          0.0001
Brazil..................................        0.0060               -
Canada..................................        0.0076          0.0011
Chile...................................        0.0032          0.0010
France..................................        0.0251               -
Germany.................................        0.0178          0.0015
Hong Kong...............................        0.0159               -
Indonesia...............................        0.0033          0.0005
Italy...................................        0.0024          0.0004
Japan...................................        0.0294          0.0045
Korea...................................        0.0020          0.0003
Malaysia................................        0.0046          0.0014
Mexico..................................        0.0007               -
Netherlands.............................        0.0317          0.0044
Philippines.............................        0.0015          0.0003
Portugal................................        0.0089          0.0012
Singapore...............................        0.0052          0.0014
Spain...................................        0.0051          0.0006
Sweden..................................        0.0050          0.0008
Switzerland.............................        0.0259          0.0038
Thailand................................        0.0020          0.0002
United Kingdom..........................        0.0800          0.0124

                                                                    [LOGO]

 SCHEDULES OF INVESTMENTS                                           MAY 31, 1997

--------------------------------------------------------------------------------

 FACE/SHARE                     SECURITY
   AMOUNT                     DESCRIPTION                      VALUE

-----------------------------------------------------------------
                           STABLE INCOME FUND
----------------------------------------------------
ASSET BACKED SECURITIES (23.8%)
    1,556,782   AFC Home Equity Loan Trust Series 1995-2
                  A1, 7.19% V/R, 7/25/26                  $     1,566,999
      154,827   BW Trust Series 1989-1 A, 9.10%, 9/15/04          155,549
    1,990,623   GMAC, Commercial Mortgage Securities,
                  Inc., Series 1996 C1 A1, 5.91% V/R,
                  10/15/28                                      1,999,955
      243,568   GMAC, Grantor Trust, Series 1993-B A,
                  4.00%, 9/15/98                                  243,424
    1,043,606   Green Tree Financial Corp., Series
                  1993-3 A3, 5.20%, 10/15/18                    1,044,034
    1,340,000   Green Tree Financial Corp., Series
                  1993-4 A3, 6.25%, 1/15/19                     1,333,193
    1,000,000   Green Tree Financial Corp., Series
                  1994-1 A3, 6.90%, 4/15/19                     1,008,630
    1,500,000   Green Tree Financial Corp., Series
                  1995-10 A4, 6.30%, 2/15/27                    1,472,490
    2,000,000   HCLT, Series 1997-1 A3, 6.04% V/R,
                  3/15/07                                       1,995,626
    1,654,209   MLMI, Inc., Series 1987-C A, 10.10%,
                  12/15/07                                      1,739,154
      114,648   SBA, Adjustable Rate Pool 500025, 8.38%,
                  12/25/10                                        120,524
       69,165   SBA, Adjustable Rate Pool 500276,
                  10.38%, 5/25/07                                  74,698
      237,613   SBA, Adjustable Rate Pool 500299,
                  10.38%, 6/25/07                                 260,781
      743,254   SBA, Adjustable Rate Pool 500392, 8.38%,
                  11/25/12                                        790,636
      104,688   SBA, Adjustable Rate Pool 500569,
                  10.38%, 6/25/08                                 113,193
      637,038   SBA, Adjustable Rate Pool 500664, 8.38%,
                  3/25/04                                         661,034
      717,959   SBA, Adjustable Rate Pool 500957, 8.75%,
                  7/25/14                                         784,370
       37,972   SBA, Adjustable Rate Pool 501013, 9.38%,
                  6/25/98                                          38,067
      714,051   SBA, Adjustable Rate Pool 501224, 7.25%,
                  6/25/15                                         750,646

 FACE/SHARE                     SECURITY
   AMOUNT                     DESCRIPTION                      VALUE
----------------------------------------------------
                     STABLE INCOME FUND (continued)
----------------------------------------------------

ASSET BACKED SECURITIES (continued)

       89,014   SBA, Adjustable Rate Pool 501828, 9.13%,
                  9/25/98                                 $        89,348
       97,771   SBA, Adjustable Rate Pool 501973,
                  10.13%, 12/25/01                                101,926
      351,332   SBA, Adjustable Rate Pool 502083, 8.38%,
                  11/25/04                                        362,311
      270,534   SBA, Adjustable Rate Pool 502241, 8.38%,
                  4/25/03                                         274,930
      577,587   SBA, Adjustable Rate Pool 502394,
                  10.13%, 6/25/13                                 651,952
    1,307,616   SBA, Adjustable Rate Pool 502462, 9.73%,
                  11/25/07                                      1,423,667
      974,893   SBA, Adjustable Rate Pool 502501, 9.73%,
                  4/25/03                                       1,021,201
      475,356   SBA, Adjustable Rate Pool 502568, 9.73%,
                  9/25/03                                         499,124
      448,778   SBA, Adjustable Rate Pool 502583, 9.73%,
                  9/25/03                                         471,217
    1,110,913   SBA, Adjustable Rate Pool 503611, 8.38%,
                  12/25/21                                      1,192,081
    1,490,683   SBA, Adjustable Rate Pool 503658, 9.63%,
                  9/25/10                                       1,638,411
      942,351   SBA, Adjustable Rate Pool 503664, 8.98%,
                  1/25/13                                       1,021,921
      998,995   SBA, Adjustable Rate Pool 503694, 8.38%,
                  1/25/22                                       1,101,392
      806,839   SASC, Series 1992-CFL A2A, 7.75%,
                  2/25/28                                         813,318
    1,122,616   SASC, Series 1992-M1 A1, 7.05%, 11/25/07        1,128,229
    1,293,182   SASC, Series 1996-C1 A, 5.94% V/R,
                  10/25/10(b)                                   1,292,374
                                                          ---------------

TOTAL ASSET BACKED SECURITIES
  (COST $29,421,930)                                           29,236,405
                                                          ---------------
COLLATERALIZED MORTGAGE OBLIGATIONS (27.5%)
    1,750,000   FHLB, Series DU-98, 4.60%, 8/3/98(d)            1,734,688
    3,000,000   FHLMC, Series 1625, 5.50%, 7/15/04              2,982,870
       63,971   FHLMC, Series G8-SB, 9.60% V/R, 3/25/23            51,781
      198,447   FNMA, Series 1993-39 FA, 7.12% V/R,
                  4/25/23                                         202,702

                                                                    [LOGO]
See Notes to Schedules of Investments.

 SCHEDULES OF INVESTMENTS (CONTINUED)                               MAY 31, 1997

--------------------------------------------------------------------------------

 FACE/SHARE                     SECURITY
   AMOUNT                     DESCRIPTION                      VALUE
----------------------------------------------------
                     STABLE INCOME FUND (continued)
----------------------------------------------------

COLLATERALIZED MORTGAGE OBLIGATIONS (continued)

    3,213,785   FNMA, Series 1994-1 A1, 5.89% V/R,
                  10/1/04                                 $     3,209,768
    1,250,000   MLCC Mortgage Investors, Inc., Series
                  1994 A A3, 6.49% V/R, 7/15/19                 1,269,531
      883,126   MLCC Mortgage Investors, Inc., Series
                  1994 B A1, 6.09% V/R, 12/15/19                  884,276
    1,164,739   MLMI, Inc., Series 1994-I A1, 7.88% V/R,
                  1/25/05                                       1,187,671
      979,364   MNB Mortgage Pass-thru Certificates,
                  Series 1990-1 A, 9.50%, 6/25/19                 979,364
    1,500,000   PRAT, Series 1997-1 B, 6.55%, 9/6/03            1,489,688
    1,044,017   RFMSI ARM, Series 1989-5A 5A, 7.62% V/R,
                  10/25/19                                      1,060,982
      357,552   RFMSI ARM, Series 1991 21 BA, 7.60% V/R,
                  8/25/21                                         364,256
      474,242   RTC, Series 1991-6 E, 11.60%
                  V/R, 5/25/24                                    496,917
    1,223,726   RTC, Series 1991-14 A1, 7.56% V/R,
                  1/25/22                                       1,235,198
      568,546   RTC, Series 1991 M6 A3, 8.38% V/R,
                  6/25/21                                         568,191
      918,075   RTC, Series 1992-4 A2, 7.63%
                  V/]R, 7/25/28                                   938,445
    3,036,374   RTC, Series 1992-7 A2D, 8.35%, 6/25/29          3,078,124
    1,280,209   RTC, Series 1992-9 B4, 7.50%
                  V/R, 4/25/27                                  1,286,610
    1,029,257   RTC, Series 1992-18P A4, 6.70% V/R,
                  4/25/28                                       1,025,397
    3,286,856   RTC, Series 1992-C2 A2, 6.75% V/R,
                  10/25/21(b)                                   3,289,940
    1,583,315   RTC, Series 1992-C3 A3, 6.90% V/R,
                  8/25/23                                       1,584,304
      276,473   RTC, Series 1992-CHF A2, 6.78% V/R,
                  12/25/20                                        276,646
    1,450,614   RTC, Series 1992-M3 A4, 7.75% V/R,
                  7/25/30                                       1,453,336
    1,780,058   RTC, Series 1995-1 A3, 7.26%
                  V/R, 10/25/28                                 1,831,235
 FACE/SHARE                     SECURITY
   AMOUNT                     DESCRIPTION                      VALUE
----------------------------------------------------
                     STABLE INCOME FUND (continued)
----------------------------------------------------

COLLATERALIZED MORTGAGE OBLIGATIONS (continued)

    1,275,000   RTC, Series 1995-2 A1B, 7.15%, 5/25/29    $     1,275,797
                                                          ---------------

TOTAL COLLATERALIZED MORTGAGE OBLIGATIONS (COST
  $33,727,046)                                                 33,757,717
                                                          ---------------
CORPORATE BONDS & NOTES (7.7%)
      900,000   American General Corp., 9.75%, 10/15/97           913,280
    2,500,000   Chase Manhattan Corp., 10.13%, 11/1/00          2,751,308
      850,000   Chrysler Financial Corp., 6.26%, 7/20/98          850,808
    1,000,000   Lehman Brothers Holdings, Inc., 8.88%,
                  11/1/98                                       1,032,170
    2,000,000   Newell Co., 6.18%, 7/11/00                      1,971,364
    1,000,000   Transamerica Financial, 6.41%, 6/20/00            991,119
    1,000,000   Transamerica Financial, 6.36%, 6/26/00            989,623
                                                          ---------------

TOTAL CORPORATE BONDS & NOTES
  (COST $9,495,722)                                             9,499,672
                                                          ---------------
GOVERNMENT AGENCY BONDS & NOTES (7.1%)
FHLB (5.2%)
      350,000   5.78% V/R, 12/23/97                               350,050
    2,000,000   4.50% V/R, 3/2/98                               1,976,356
    1,000,000   4.95% V/R, 3/4/98                                 988,594
      400,000   3.83% V/R, 7/15/98                                388,310
      950,000   Series AP98, 5.40% V/R, 4/27/98                   944,299
    1,790,000   Series RR98, 4.55% V/R, 3/16/98                 1,767,306
                                                          ---------------

TOTAL FHLB (COST $6,464,636)                                    6,414,915
                                                          ---------------
FHLMC (0.8%)
    1,000,000   Structured Note, 4.65% V/R, 3/11/98
                  (cost $991,158)                                 989,742
                                                          ---------------
FNMA (1.1%)
    1,300,000   4.81% V/R, 3/10/98 (cost $1,228,803)            1,288,803
                                                          ---------------

TOTAL GOVERNMENT AGENCY BONDS & NOTES (COST $8,684,597)
                                                                8,693,460
                                                          ---------------

                                                                    [LOGO]
See Notes to Schedules of Investments.

 SCHEDULES OF INVESTMENTS (continued)                               MAY 31, 1997

--------------------------------------------------------------------------------

 FACE/SHARE                     SECURITY
   AMOUNT                     DESCRIPTION                      VALUE

-----------------------------------------------------------------
                     STABLE INCOME FUND (continued)
----------------------------------------------------
MORTGAGE BACKED SECURITIES (5.0%)
FHLMC ARM (1.6%)
      948,014   Pool 410220, 7.75% V/R, 10/1/25           $       966,377
    1,006,837   Pool 846367, 6.86% V/R, 4/1/29                  1,034,729
                                                          ---------------
TOTAL FHLMC ARM (COST $1,989,043)                               2,001,106
                                                          ---------------
FNMA ARM (3.4%)
    1,853,320   Pool 155506, 7.46% V/R, 4/1/22                  1,930,332
    2,076,407   Pool 321051, 7.76% V/R, 8/1/25                  2,157,322
                                                          ---------------

TOTAL FNMA ARM (COST $4,004,659)                                4,087,654
                                                          ---------------
TOTAL MORTGAGE BACKED SECURITIES
  (COST $5,993,702)                                             6,088,760
                                                          ---------------
MUNICIPAL BONDS (1.7%)
      745,000   LA County California Taxable Pension
                  Obligation Bonds, Series D, MBIA
                  County GTD, 6.02%, 6/30/97                      745,156
    1,000,000   Utah State SD Financial Corp. RV, 6.90%,
                  2/15/10, Putable 8/17/98 @ 100                1,010,823
      330,000   York County, PA, Tax-Exempt Economic
                  Development RV, 5.45%, 12/30/98                 324,110
                                                          ---------------

TOTAL MUNICIPAL BONDS (COST $2,093,845)                         2,080,089
                                                          ---------------
RECEIVABLES BACKED SECURITIES (5.9%)
    2,500,000   Choice Credit Card Master Trust, Series
                  1992-2 B, 7.20%, 4/15/99                      2,526,200
      219,620   Daimler-Benz Auto Grantor Trust, Series
                  1993-A A, 3.90%, 10/15/98                       218,867
    1,000,000   First Merchants Auto Receivables Corp.,
                  Series 1996-A, A2, 6.70%, 7/17/00(b)          1,001,094
      911,197   First Merchants Grantor Trust, Series
                  1996-2 A, 6.85%, 11/15/01                       912,621
    2,000,000   Standard Credit Card Master Trust,
                  Series 1991-3 B, 9.25%, 9/7/99                2,072,812

 FACE/SHARE                     SECURITY
   AMOUNT                     DESCRIPTION                      VALUE

-----------------------------------------------------------------
                     STABLE INCOME FUND (continued)
----------------------------------------------------

RECEIVABLES BACKED SECURITIES (continued)

      559,674   World Omni Automobile Lease
                  Securitization Trust, Series 1994-B A,
                  7.95%, 1/25/01                          $       561,471
                                                          ---------------

TOTAL RECEIVABLES BACKED SECURITIES
  (COST $7,291,243)                                             7,293,065
                                                          ---------------
REPURCHASE AGREEMENTS (5.3%)
    6,527,198   BancAmerica, 5.57%, 6/2/97, to be
                  repurchased at $6,530,228 (cost
                  $6,527,198)(e)                                6,527,198
                                                          ---------------
U.S. TREASURY OBLIGATIONS (16.0%)
U.S. TREASURY NOTES (16.0%)
   18,000,000   8.00%, 8/15/99(d)                              18,641,268
    1,000,000   7.75%, 1/31/00                                  1,034,376
                                                          ---------------

TOTAL U.S. TREASURY OBLIGATIONS
  (COST $19,742,632)                                           19,675,644
                                                          ---------------

TOTAL INVESTMENTS (100.0%)
  (COST $122,977,915)                                     $   122,852,010
                                                          ---------------
                                                          ---------------
----------------------------------------------------
                   INTERMEDIATE GOVERNMENT INCOME FUND
----------------------------------------------------
COLLATERALIZED MORTGAGE OBLIGATIONS (3.7%)
    6,352,400   AMBS, Series AS-1006 1, 7.49%, 1/25/12    $     6,437,763
    4,592,682   AMBS, Series BA-1001 1, 6.92%, 1/25/03          4,542,452
    3,271,545   AMBS, Series CS-1001 1, 7.19%, 7/25/01          3,289,947
                                                          ---------------

TOTAL COLLATERALIZED MORTGAGE OBLIGATIONS (COST
  $14,435,321)                                                 14,270,162
                                                          ---------------
GOVERNMENT AGENCY BONDS & NOTES (7.8%)
FHLB (6.2%)
    5,000,000   7.59%, 3/10/05                                  5,201,000
    9,000,000   6.41%, 10/11/05                                 8,716,860
   10,000,000   6.44%, 12/12/11                                 9,865,300
                                                          ---------------

TOTAL FHLB (COST $24,331,581)                                  23,783,160
                                                          ---------------

                                                                    [LOGO]
See Notes to Schedules of Investments.

 SCHEDULES OF INVESTMENTS (CONTINUED)                               MAY 31, 1997

--------------------------------------------------------------------------------

 FACE/SHARE                     SECURITY
   AMOUNT                     DESCRIPTION                      VALUE
----------------------------------------------------
             INTERMEDIATE GOVERNMENT INCOME FUND (continued)
----------------------------------------------------

GOVERNMENT AGENCY BONDS & NOTES (continued)

FHLMC (1.1%)
    4,000,000   8.07%, 1/27/05 (cost $4,583,750)          $     4,263,120
                                                          ---------------
OTHER (0.5%)
    2,000,000   TVA, 8.38%, 10/1/99
                  (cost $2,041,140)                             2,085,540
                                                          ---------------

TOTAL GOVERNMENT AGENCY BONDS & NOTES (COST $30,956,471)
                                                               30,131,820
                                                          ---------------
MORTGAGE BACKED SECURITIES (23.5%)
FHLMC (10.9%)
   14,371,929   Gold Pool C00492, 7.50%, 1/1/27                14,349,509
    9,925,599   Gold Pool C80461, 7.00%, 12/1/26                9,686,789
    9,075,260   Gold Pool D70924, 6.50%, 5/1/26                 8,635,654
    9,486,875   Gold Pool L80205, 7.00%, 6/1/03                 9,492,852
                                                          ---------------

TOTAL FHLMC (COST $42,236,150)                                 42,164,804
                                                          ---------------
FNMA (7.6%)
   10,282,400   Pool 73595, 7.43% V/R, 8/1/06                  10,546,041
    4,983,838   Pool 73806, 7.30%, 12/1/11                      5,024,356
    5,166,530   Pool 73932, 6.84%, 1/1/07                       5,092,339
    8,749,402   Pool 303851, 7.00%, 4/1/11                      8,713,880
                                                          ---------------

TOTAL FNMA (COST $29,324,174)                                  29,376,616
                                                          ---------------
GNMA (5.0%)
   19,740,148   Pool 445071, 7.50%, 1/15/27
                  (cost $19,746,316)                           19,672,242
                                                          ---------------

TOTAL MORTGAGE BACKED SECURITIES
  (COST $91,306,640)                                           91,213,662
                                                          ---------------
U.S. TREASURY OBLIGATIONS (62.2%)
U.S. TREASURY BONDS (8.9%)
   14,000,000   11.75%, 2/15/01(d)                             16,441,740
   13,000,000   12.75%, 11/15/10                               17,961,190
                                                          ---------------

TOTAL U.S. TREASURY BONDS (COST $34,697,886)                   34,402,930
                                                          ---------------
U.S. TREASURY NOTES (53.3%)
    3,000,000   8.88%, 2/15/99(d)                               3,131,250
   21,000,000   9.13%, 5/15/99                                 22,112,160
    8,000,000   6.75%, 5/31/99                                  8,081,440
   10,000,000   6.88%, 8/31/99(d)                              10,129,900
   10,000,000   7.88%, 11/15/99                                10,354,600
   10,000,000   7.75%, 11/30/99                                10,329,800
 FACE/SHARE                     SECURITY
   AMOUNT                     DESCRIPTION                      VALUE
----------------------------------------------------
             INTERMEDIATE GOVERNMENT INCOME FUND (continued)
----------------------------------------------------

U.S. TREASURY OBLIGATIONS (continued)
U.S. TREASURY NOTES (continued)

   22,500,000   8.50%, 2/15/00                            $    23,692,050
   14,000,000   6.63%, 6/30/01(d)                              14,070,700
   14,500,000   7.50%, 11/15/01(d)                             15,057,815
   10,000,000   7.25%, 5/15/04(d)                              10,368,500
   27,000,000   7.25%, 8/15/04(d)                              27,973,620
   16,000,000   7.88%, 11/15/04(d)                             17,165,440
   31,000,000   7.00%, 7/15/06(d)                              31,665,880
    3,000,000   6.50%, 10/15/06(d)                              2,962,500
                                                          ---------------

TOTAL U.S. TREASURY NOTES
  (COST $209,305,652)                                         207,095,655
                                                          ---------------

TOTAL U.S. TREASURY OBLIGATIONS
  (COST $244,003,538)                                         241,498,585
                                                          ---------------
SHORT-TERM HOLDINGS (2.8%)
   10,963,056   Dreyfus Treasury Cash Management A
                  Series Fund (cost $10,963,056)               10,963,056
                                                          ---------------

TOTAL INVESTMENTS (100.0%)
  (COST $391,665,026)                                     $   388,077,285
                                                          ---------------
                                                          ---------------
----------------------------------------------------
                          DIVERSIFIED BOND FUND
----------------------------------------------------
 MANAGED FIXED INCOME INVESTMENT STYLE (33.3%)
ASSET BACKED SECURITIES (1.9%)
    1,100,000   Green Tree Financial Corp., Series
                  1994-1 A4, 7.20%, 4/15/19               $     1,115,741
    1,100,000   Green Tree Home Improvement Loan Trust,
                  Series 1995-F A4, 6.15%, 1/15/21              1,079,210
      801,869   Structured Asset Securities Corp.,
                  Series 1992-M1 A1, 7.05%, 11/25/07              805,877
                                                          ---------------
TOTAL ASSET BACKED SECURITIES (COST $2,987,368)
                                                                3,000,828
                                                          ---------------
COLLATERALIZED MORTGAGE OBLIGATIONS (8.0%)
    1,167,421   CMC Securities Corp. II, Series 1993-2I
                  A2, 7.05%, 9/25/23                            1,190,039
      394,292   FNMA, Series 1988-5 Z, 9.20%, 3/25/18             415,245

                                                                    [LOGO]
See Notes to Schedules of Investments.

 SCHEDULES OF INVESTMENTS (continued)                               MAY 31, 1997

--------------------------------------------------------------------------------

 FACE/SHARE                     SECURITY
   AMOUNT                     DESCRIPTION                      VALUE

-----------------------------------------------------------------
                    DIVERSIFIED BOND FUND (continued)
----------------------------------------------------
COLLATERALIZED MORTGAGE OBLIGATIONS (continued)
    1,034,440   FNMA, Series 1989-27 Y, 6.90%, 6/25/19    $     1,004,637
    1,127,513   FNMA, Series 1993-28 PZ, 6.80%, 6/25/05         1,124,728
    1,000,000   FNMA, Series 1994-M1 B, 6.50%, 10/25/03           975,625
      499,852   First Plus Home Loan Trust, Series
                  1996-2 A6, 7.85%, 8/20/13                       510,630
    1,000,000   GNMA, Series 1994-7 PG, 6.50%, 8/16/17            982,390
      604,444   L.F. Rothschild Mortgage Trust, Series
                  2Z, 9.95%, 8/1/17                               656,827
      769,713   RTC, Series 1991-M5 A, 9.00%, 3/25/17             798,977
      734,460   RTC, Series 1992-4 A2, 7.63% V/R,
                  7/25/28                                         750,756
      600,000   RTC, Series 1995-1 A2C, 7.50%, 10/25/28           602,086
    1,000,000   RTC, Series 1995-1 A2D, 7.50%, 10/25/28           996,563
    1,000,000   RTC, Series 1995-2 A1C, 7.45%, 5/25/29          1,005,469
      750,000   Vendee Mortgage Trust, Series 1995-1C
                  3E, 8.00%, 7/15/18                              772,370
    1,000,000   Vendee Mortgage Trust, Series 1997-1 2C,
                  7.50%, 9/15/17                                1,007,760
                                                          ---------------

TOTAL COLLATERALIZED MORTGAGE OBLIGATIONS (COST
  $12,781,478)                                                 12,794,102
                                                          ---------------
CORPORATE BONDS & NOTES (18.3%)
      750,000   Allied Signal, Inc., 9.88%, 6/1/02                843,270
      900,000   Applied Materials, 7.00%, 9/6/05                  884,834
    1,000,000   CIT Group Holdings, 6.15%, 12/15/02               969,719
    1,000,000   Cargill, Inc., 8.35%, 2/12/11(b)(o)             1,052,130
      600,000   Charles Schwab Corp., 6.25%, 1/23/03              576,727
    1,000,000   Chase Manhattan Corp., 8.63%, 5/1/02            1,068,741
    1,000,000   Citicorp, 9.50%, 2/1/02                         1,097,758
      500,000   Coca Cola Bottling Co., 6.85%, 11/1/07            482,497

 FACE/SHARE                     SECURITY
   AMOUNT                     DESCRIPTION                      VALUE

-----------------------------------------------------------------
                    DIVERSIFIED BOND FUND (continued)
----------------------------------------------------

CORPORATE BONDS & NOTES (continued)

      625,000   Colonial Pipeline, 7.45%, 8/15/07(b)(o)   $       630,668
    1,000,000   Continental Bank, N.A., 11.25%, 7/1/01          1,050,140
      675,000   Corestates Capital Corp., 5.88%,
                  10/15/03                                        634,880
      750,000   Corestates Capital Corp., 6.47% V/R,
                  1/15/27(b)(o)                                   740,318
      500,000   El Paso Natural Gas, 7.75%, 1/15/02               512,963
    1,000,000   First Data Corp., 6.63%, 4/1/03                   983,823
      600,000   Fletcher Challenge Cap Canada, 7.75%,
                  6/20/06                                         612,844
    1,000,000   Florida Residential Property & Casualty,
                  7.25%, 7/1/02(b)                                998,663
      500,000   Hyundai Semiconductor, 8.25%, 5/15/04(b)          501,004
      625,000   International Lease Finance Corp.,
                  6.43%, 3/1/00                                   620,950
    1,000,000   LG-Caltex Oil, 7.88%, 7/1/06(b)(o)              1,014,436
    1,000,000   Lehman Brothers Holdings, Inc., 8.80%,
                  3/1/15(b)                                     1,108,363
      625,000   Levi Strauss & Co., 6.80%, 11/1/03(b)(o)          617,147
      500,000   MBNA Corp., 7.49%, 9/14/99                        508,067
      600,000   May Department Stores, 9.88%, 6/15/00             650,804
    1,000,000   Paine Webber Group, Inc., 7.00%, 3/1/00         1,003,540
      400,000   Petroleum Geo-Services, 7.50%, 3/31/07            400,212
      500,000   Philip Morris Cos., Inc., 7.63%, 5/15/02          509,797
      800,000   Philips Electronics, 6.75%, 8/15/03               779,423
      500,000   Potomac Capital Investment Corp., 7.32%,
                  4/14/00(b)                                      506,540
    1,000,000   Reinsurance Group of America, 7.25%,
                  4/1/06(b)(o)                                    990,890
      750,000   Reynolds & Reynolds, 7.00%, 12/15/06              732,287
      500,000   Royal Caribbean Cruises, 7.13%, 9/18/02           500,744
    1,000,000   Scholastic Corp., 7.00%, 12/15/03                 986,816

                                                                    [LOGO]
See Notes to Schedules of Investments.

 SCHEDULES OF INVESTMENTS (CONTINUED)                               MAY 31, 1997

--------------------------------------------------------------------------------

 FACE/SHARE                     SECURITY
   AMOUNT                     DESCRIPTION                      VALUE

-----------------------------------------------------------------
                    DIVERSIFIED BOND FUND (continued)
----------------------------------------------------

CORPORATE BONDS & NOTES (continued)

      700,000   Terra Nova Holdings, 10.75%, 7/1/05       $       777,103
      500,000   Texas Instrument Inc., 6.75%, 7/15/99             502,959
      600,000   Transamerica Financial, 6.41%, 6/20/00            594,671
    1,000,000   Tyco International Ltd., 6.38%, 1/15/04           962,675
    1,000,000   Universal Corp., 9.25%, 2/15/01                 1,069,907
      750,000   Whitman Corp., 7.50%, 2/1/03                      763,682
                                                          ---------------

TOTAL CORPORATE BONDS & NOTES (COST $29,212,764)
                                                               29,241,992
                                                          ---------------
MORTGAGE BACKED SECURITIES (3.2%)
FHLMC ARM (2.3%)
      865,258   Pool 410425, 6.09% V/R, 9/1/26                    885,392
      931,637   Pool 410464, 6.28% V/R, 11/1/26                   953,912
      774,853   Pool 605429, 7.20% V/R, 2/1/15                    807,958
    1,006,837   Pool 846367, 6.86%, 4/1/29                      1,034,729
                                                          ---------------

TOTAL FHLMC ARM (COST $3,642,280)                               3,681,991
                                                          ---------------
FNMA (0.4%)
      668,825   Pool 344692, 7.54%, 10/1/25 (cost
                  $683,458)                                       691,469
                                                          ---------------
GNMA (0.0%)
          118   Pool 665, 7.50%, 5/15/01                              119
        1,495   Pool 2218, 6.50%, 12/15/02                          1,478
                                                          ---------------

TOTAL GNMA (COST $1,500)                                            1,597
                                                          ---------------
OTHER (0.5%)
      750,000   Paine Webber Mortgage Acceptance Corp.,
                  1996-M1, Multi-Family Mortgage Pass-
                  thru, 6.80%, 1/2/12 (cost
                  $757,500)(b)(o)                                 750,000
                                                          ---------------

TOTAL MORTGAGE BACKED SECURITIES (COST $5,084,738)
                                                                5,125,057
                                                          ---------------
RECEIVABLES BACKED SECURITIES (1.9%)
    1,000,000   First Merchants Auto Receivables Corp.,
                  Series 1996-A A2, Private Placement,
                  6.70%, 7/17/00(b)                             1,001,095
 FACE/SHARE                     SECURITY
   AMOUNT                     DESCRIPTION                      VALUE

-----------------------------------------------------------------
                    DIVERSIFIED BOND FUND (continued)
----------------------------------------------------

RECEIVABLES BACKED SECURITIES (continued)

    1,000,000   Keystone/Lehman Title I Loan Trust
                  1996-2, 7.45%, 11/25/10                 $     1,008,940
    1,000,000   Standard Credit Card Master Trust,
                  Series 1991-3 B, 9.25%, 9/7/99                1,036,406
                                                          ---------------

TOTAL RECEIVABLES BACKED SECURITIES (COST $3,047,874)
                                                                3,046,441
                                                          ---------------
REPURCHASE AGREEMENTS (0.0%)
        9,725   BancAmerica, 5.57%, 6/2/97, to be
                  repurchased at $9,730 (cost $9,725)(e)            9,725
                                                          ---------------

TOTAL MANAGED FIXED INCOME INVESTMENT STYLE (COST
  $53,123,947)                                                 53,218,145
                                                          ---------------
 POSITIVE RETURN INVESTMENT STYLE (33.5%)
CORPORATE BONDS & NOTES (1.3%)
    2,000,000   Morgan Guaranty Trust Co., 5.72% V/R,
                  8/21/98 (cost $2,000,000)                     2,000,416
                                                          ---------------
GOVERNMENT AGENCY BONDS & NOTES (0.6%)
FFCB
    1,000,000   5.58% V/R, 7/1/97 (cost $999,945)               1,000,203
                                                          ---------------
RECEIVABLES BACKED SECURITIES (4.8%)
    2,700,000   Carco Auto Loan Master Trust, Series
                  1993-1 A, 6.03% V/R, 1/18/00                  2,702,079
    2,700,000   First USA Credit Card Master Trust,
                  Series 1994-5 A, 5.83% V/R, 4/17/00           2,703,834
    2,314,286   Peoples Bank Credit Card Master Trust,
                  Series 1994-2 A, 5.84% V/R, 3/15/01           2,318,035
                                                          ---------------

TOTAL RECEIVABLES BACKED SECURITIES (COST $7,720,109)
                                                                7,723,948
                                                          ---------------
REPURCHASE AGREEMENTS (5.2%)
    8,315,389   BancAmerica, 5.57%, 6/2/97, to be
                  repurchased at $8,319,249 (cost
                  $8,315,389)(e)                                8,315,389
                                                          ---------------

                                                                    [LOGO]
See Notes to Schedules of Investments.

 SCHEDULES OF INVESTMENTS (CONTINUED)                               MAY 31, 1997

--------------------------------------------------------------------------------

 FACE/SHARE                     SECURITY
   AMOUNT                     DESCRIPTION                      VALUE

-----------------------------------------------------------------
                    DIVERSIFIED BOND FUND (continued)
----------------------------------------------------
U.S. TREASURY OBLIGATIONS (21.6%)
U.S. TREASURY BONDS (18.4%)
    4,000,000   6.25%, 8/15/23(d)                         $     3,646,253
    5,600,000   7.50%, 11/15/24(d)                              5,950,006
    6,000,000   6.88%, 8/15/25(d)                               5,928,756
   15,800,000   6.00%, 2/15/26(d)                              13,908,947
                                                          ---------------

TOTAL U.S. TREASURY BONDS (COST $30,073,812)                   29,433,962
                                                          ---------------
U.S. TREASURY NOTES (3.2%)
    5,000,000   5.63%, 10/31/97(d) (cost $4,994,531)            5,006,255
                                                          ---------------

TOTAL U.S. TREASURY OBLIGATIONS (COST $35,068,343)
                                                               34,440,217
                                                          ---------------
TOTAL POSITIVE RETURN INVESTMENT STYLE (COST
  $54,103,786)                                                 53,480,173
                                                          ---------------
 TOTAL RETURN BOND INVESTMENT STYLE (33.2%)
CORPORATE BONDS & NOTES (4.8%)
      800,000   AT&T Capital Corp., 6.26%, 2/18/99                797,292
      400,000   Chrysler Financial Corp., 9.50%,
                  12/15/99                                        426,991
    1,450,000   GMAC, 7.00%, 4/15/98                            1,461,372
      500,000   McDermott International, Inc., 6.50%,
                  4/20/98                                         499,407
      500,000   McDermott International, Inc., 6.50%,
                  4/23/98                                         499,369
      200,000   Pennsylvania Power & Light Co., 5.50%,
                  4/1/98                                          198,918
      600,000   Philadelphia Electric, 5.38%, 8/15/98             593,401
      250,000   Texas Utilities Electric Co., 9.50%,
                  8/1/99                                          263,030
    1,150,000   USX Corp., 8.88%, 9/15/97                       1,159,592
      500,000   USX Corp., 6.38%, 7/15/98                         499,644
      500,000   Unicom Corp., 6.00%, 3/15/98                      499,238
      500,000   Union Pacific Corp., 6.25%, 3/15/99               497,944
      200,000   Virginia Electric Power, 6.35%, 6/8/98            200,417
                                                          ---------------

TOTAL CORPORATE BONDS & NOTES (COST $7,640,367)
                                                                7,596,615
                                                          ---------------

 FACE/SHARE                     SECURITY
   AMOUNT                     DESCRIPTION                      VALUE

-----------------------------------------------------------------
                    DIVERSIFIED BOND FUND (continued)
----------------------------------------------------
GOVERNMENT AGENCY BONDS & NOTES (0.6%)
FHLMC (0.6%)
    1,000,000   6.45%, 6/4/99 (cost $1,000,000)           $     1,002,276
                                                          ---------------
MORTGAGE BACKED SECURITIES (5.2%)
GNMA (5.2%)
      407,278   Pool 345066, 6.50%, 10/15/23                      389,345
    1,164,993   Pool 352001, 6.50%, 12/15/23                    1,113,698
    1,201,035   Pool 354665, 6.50%, 10/15/23                    1,148,153
      560,759   Pool 354692, 6.50%, 11/15/23                      536,069
    1,436,465   Pool 354711, 6.50%, 12/15/23                    1,373,217
    1,103,364   Pool 361398, 6.50%, 1/15/24                     1,053,051
      514,562   Pool 366641, 6.50%, 11/15/23                      491,906
    1,137,781   Pool 376400, 6.50%, 2/15/24                     1,085,898
    1,146,577   Pool 780144, 7.00%, 7/15/24                     1,122,487
                                                          ---------------

TOTAL MORTGAGE BACKED SECURITIES (COST $8,146,482)
                                                                8,313,824
                                                          ---------------
REPURCHASE AGREEMENTS (0.0%)
       34,555   BancAmerica, 5.57%, 6/2/97, to be
                  repurchased at $34,571 (cost
                  $34,555)(e)                                      34,555
                                                          ---------------
U.S. TREASURY OBLIGATIONS (22.6%)
U.S. TREASURY BONDS (6.1%)
    2,400,000   11.63%, 11/15/04(d)                             3,093,002
    2,700,000   9.38%, 2/15/06(d)                               3,179,253
      250,000   8.75%, 5/15/17                                    296,875
    2,425,000   8.13%, 8/15/19                                  2,726,612
      425,000   8.75%, 8/15/20                                    508,938
                                                          ---------------

TOTAL U.S. TREASURY BONDS (COST $10,042,564)                    9,804,680
                                                          ---------------
U.S. TREASURY NOTES (16.5%)
      100,000   8.88%, 11/15/98                                   103,875
    2,000,000   5.75%, 12/31/98                                 1,991,252
      750,000   7.75%, 12/31/99                                   775,547
    3,825,000   7.13%, 2/29/00                                  3,899,113
    3,600,000   6.88%, 3/31/00                                  3,649,504
    4,000,000   6.25%, 5/31/00(d)                               3,988,752
    4,800,000   6.13%, 7/31/00(d)                               4,767,005
      450,000   8.75%, 8/15/00(d)                                 480,235
      400,000   7.25%, 8/15/04                                    414,250
    2,050,000   6.50%, 8/15/05                                  2,028,860

                                                                    [LOGO]
See Notes to Schedules of Investments.

 SCHEDULES OF INVESTMENTS (continued)                               MAY 31, 1997

--------------------------------------------------------------------------------

 FACE/SHARE                     SECURITY
   AMOUNT                     DESCRIPTION                      VALUE

-----------------------------------------------------------------
                    DIVERSIFIED BOND FUND (continued)
----------------------------------------------------
U.S. TREASURY OBLIGATIONS (continued)
U.S. TREASURY NOTES (continued)
    3,600,000   7.00%, 7/15/06(d)                         $     3,675,377
      500,000   6.25%, 2/15/07                                    485,938
                                                          ---------------

TOTAL U.S. TREASURY NOTES (COST $26,345,032)                   26,259,708
                                                          ---------------

TOTAL U.S. TREASURY OBLIGATIONS (COST $36,387,596)
                                                               36,064,388
                                                          ---------------

TOTAL RETURN BOND INVESTMENT STYLE (COST $53,209,000)
                                                               53,011,658
                                                          ---------------

TOTAL INVESTMENTS (100.0%) (COST $160,436,733)
                                                          $   159,709,976
                                                          ---------------
                                                          ---------------
----------------------------------------------------
                               INCOME FUND
----------------------------------------------------
ASSET BACKED SECURITIES (11.4%)
    7,000,000   AmeriCredit Automobile Receivables
                  Trust, Series B, A3, 6.67%, 2/12/03     $     6,993,441
    4,998,518   First Plus Home Loan Trust, Series
                  1996-2 A5, 7.47%, 2/20/11                     5,075,545
    9,421,037   First USA Consumer Trust, A, 6.50%,
                  9/15/02(b)                                    9,387,178
    8,603,013   Pacific Southwest, Auto Grantor Trust
                  1997-1, 6.06%, 6/17/02(b)                     8,586,882
                                                          ---------------
TOTAL ASSET BACKED SECURITIES
  (COST $30,008,168)                                           30,043,046
                                                          ---------------
COLLATERALIZED MORTGAGE OBLIGATIONS (4.9%)
   12,800,000   Agricultural Mortgage Backed Securities,
                  Series AS-1008 1, 7.54%, 1/25/12 (cost
                  $12,876,000)                                 13,024,000
                                                          ---------------
CORPORATE BONDS & NOTES (40.4%)
    5,000,000   ABN Amro Bank, Chicago, 7.55%, 6/28/06          5,108,000
    6,000,000   AMBAC, Inc., 9.38%, 8/1/11                      7,057,020
    6,000,000   American Home Products Corp., 7.25%,
                  3/1/23                                        5,842,320

 FACE/SHARE                     SECURITY
   AMOUNT                     DESCRIPTION                      VALUE
----------------------------------------------------
                         INCOME FUND (continued)
----------------------------------------------------

CORPORATE BONDS & NOTES (continued)

    5,000,000   Atlantic Richfield Co., 9.00%, 4/1/21     $     5,795,000
    3,000,000   Bayerische Landesbank, New York, 6.20%,
                  2/9/06                                        2,822,970
    5,000,000   Bear Stearns Cos., Inc., 7.00%, 3/1/07          4,885,700
    8,000,000   Boeing Co., 7.25%, 6/15/25                      7,821,680
    7,000,000   Campbell Soup Co., 8.88%, 5/1/21                8,113,840
    6,000,000   Caterpillar Inc., 9.38%, 3/15/21                7,192,500
    5,000,000   Consolidated Natural Gas Co., 6.63%,
                  12/1/08                                       4,785,250
    5,000,000   Ford Motor Co., 7.25%, 10/1/08                  4,980,200
    6,000,000   General Electric Capital Corp., 8.70%,
                  2/15/03                                       6,535,920
    8,000,000   Halliburton Co., 8.75%, 2/15/21                 9,089,120
    7,000,000   Lehman Brothers Holdings, Inc., 8.50%,
                  8/1/15                                        7,400,190
    5,000,000   Morgan Stanley Group, Inc., 6.88%,
                  3/1/07                                        4,883,400
    5,000,000   Royal Caribbean Cruises, 7.25%, 8/15/06         4,930,200
    4,000,000   Seagate Technology, Inc., 7.13%, 3/1/04         3,977,240
    5,800,000   Swiss Bank Corp., 7.50%, 7/15/25                5,692,758
                                                          ---------------

TOTAL CORPORATE BONDS & NOTES
  (COST $109,430,126)                                         106,913,308
                                                          ---------------
MORTGAGE BACKED SECURITIES (19.1%)
FHLMC (6.9%)
    9,925,599   Gold Pool C80461, 7.00%, 12/1/26                9,686,789
    9,075,260   Gold Pool D70924, 6.50%, 5/1/26                 8,635,654
                                                          ---------------

TOTAL FHLMC
  (COST $18,446,249)                                           18,322,443
                                                          ---------------
FNMA (12.2%)
    9,810,894   Pool 250547, 6.00%, 3/1/26                      9,053,591
    8,749,402   Pool 303851, 7.00%, 4/1/11                      8,713,880

                                                                    [LOGO]
See Notes to Schedules of Investments.

 SCHEDULES OF INVESTMENTS (CONTINUED)                               MAY 31, 1997

--------------------------------------------------------------------------------

 FACE/SHARE                     SECURITY
   AMOUNT                     DESCRIPTION                      VALUE
----------------------------------------------------
                         INCOME FUND (continued)
----------------------------------------------------

MORTGAGE BACKED SECURITIES (continued)
FNMA (continued)

   14,000,000   Pool 375112, 7.78%, 5/1/15                $    14,573,132
                                                          ---------------

TOTAL FNMA
  (COST $32,709,845)                                           32,340,603
                                                          ---------------

TOTAL MORTGAGE BACKED SECURITIES
  (COST $51,156,094)                                           50,663,046
                                                          ---------------
U.S. TREASURY OBLIGATIONS (17.1%)
U.S. TREASURY BONDS (6.5%)
    6,500,000   10.75%, 5/15/03(d)                              7,827,560
    2,000,000   9.00%, 11/15/18                                 2,443,260
    4,000,000   7.13%, 2/15/23                                  4,058,640
    3,000,000   6.63%, 2/15/27(d)                               2,892,300
                                                          ---------------

TOTAL U.S. TREASURY BONDS
  (COST $17,107,657)                                           17,221,760
                                                          ---------------
U.S. TREASURY NOTES (10.6%)
    7,000,000   6.88%, 7/31/99(d)                               7,089,250
    7,000,000   8.75%, 8/15/00(d)                               7,472,570
    6,000,000   8.50%, 11/15/00                                 6,384,480
    4,700,000   7.88%, 8/15/01                                  4,938,901
    2,000,000   7.00%, 7/15/06(d)                               2,042,960
                                                          ---------------

TOTAL U.S. TREASURY NOTES
  (COST $28,142,375)                                           27,928,161
                                                          ---------------
TOTAL U.S. TREASURY OBLIGATIONS
  (COST $45,250,032)                                           45,149,921
                                                          ---------------
SHORT-TERM HOLDINGS (7.1%)
   11,999,465   Dreyfus Cash Management Fund                   11,999,465
    6,873,500   Federated Treasury Obligations Fund             6,873,500
                                                          ---------------

TOTAL SHORT-TERM HOLDINGS
  (COST $18,872,965)                                           18,872,965
                                                          ---------------

TOTAL INVESTMENTS (100.0%)
  (COST $267,593,385)                                     $   264,666,286
                                                          ---------------
                                                          ---------------
 FACE/SHARE                     SECURITY
   AMOUNT                     DESCRIPTION                      VALUE

----------------------------------------------------
                         TOTAL RETURN BOND FUND
----------------------------------------------------
CORPORATE BONDS & NOTES (14.6%)
    1,900,000   AT&T Capital Corp., 6.26%, 2/18/99        $     1,893,569
      975,000   Chrysler Financial Corp., 9.50%,
                  12/15/99                                      1,040,790
    1,500,000   GMAC, 6.90%, 2/19/98                            1,509,858
    1,525,000   GMAC, 7.00%, 4/15/98                            1,536,961
    1,000,000   McDermott International, Inc., 7.94%,
                  6/25/97                                       1,001,274
    1,500,000   McDermott International, Inc., 6.50%,
                  4/23/98                                       1,498,107
      800,000   Philadelphia Electric, 5.38%, 8/15/98             791,201
      675,000   Texas Utilities Electric Co., 9.50%,
                  8/1/99                                          710,180
    1,000,000   USX Corp., 8.88%, 9/15/97                       1,008,341
    1,400,000   USX Corp., 6.38%, 7/15/98                       1,399,003
    1,300,000   Unicom Corp., 6.00%, 3/15/98                    1,298,019
    1,000,000   Union Oil of California, 8.90%, 2/15/99         1,039,304
    1,300,000   Union Oil of California, 7.24%, 4/1/99          1,317,349
    1,300,000   Union Pacific Corp., 6.25%, 3/15/99             1,294,653
      600,000   Virginia Electric Power, 6.35%, 6/8/98            601,252
    1,000,000   Washington Natural Gas, 7.08%, 1/15/99          1,008,914
                                                          ---------------

TOTAL CORPORATE BONDS & NOTES
  (COST $19,059,005)                                           18,948,775
                                                          ---------------
GOVERNMENT AGENCY BONDS & NOTES (1.0%)
FHLMC (1.0%)
    1,250,000   6.45%, 6/4/99 (cost $1,250,000)                 1,252,845
                                                          ---------------
MORTGAGE BACKED SECURITIES (14.6%)
GNMA (14.6%)
    1,629,112   Pool 345066, 6.50%, 10/15/23                    1,557,382
    2,496,413   Pool 352001, 6.50%, 12/15/23                    2,386,496
    2,573,646   Pool 354665, 6.50%, 10/15/23                    2,460,328
    1,291,824   Pool 354692, 6.50%, 11/15/23                    1,234,945
    3,575,411   Pool 354711, 6.50%, 12/15/23                    3,417,985
    1,324,037   Pool 361398, 6.50%, 1/15/24                     1,263,661

                                                                    [LOGO]
See Notes to Schedules of Investments.

 SCHEDULES OF INVESTMENTS (continued)                               MAY 31, 1997

--------------------------------------------------------------------------------

 FACE/SHARE                     SECURITY
   AMOUNT                     DESCRIPTION                      VALUE

-----------------------------------------------------------------
                   TOTAL RETURN BOND FUND (continued)
----------------------------------------------------
MORTGAGE BACKED SECURITIES (continued)
GNMA (continued)
    1,811,259   Pool 366641, 6.50%, 11/15/23              $     1,731,510
    2,482,431   Pool 376400, 6.50%, 2/15/24                     2,369,232
    2,463,017   Pool 780144, 7.00%, 7/15/24                     2,411,269
                                                          ---------------

TOTAL MORTGAGE BACKED SECURITIES
  (COST $18,457,664)                                           18,832,808
                                                          ---------------
U.S. TREASURY OBLIGATIONS (68.7%)
U.S. TREASURY BONDS (19.5%)
    2,275,000   11.63%, 11/15/04                                2,931,909
    9,300,000   9.38%, 2/15/06(d)                              10,950,759
    2,700,000   6.88%, 5/15/06                                  2,734,595
      415,000   11.25%, 2/15/15                                   595,914
    5,425,000   7.50%, 11/15/16                                 5,718,292
      850,000   8.75%, 5/15/17                                  1,009,371
    1,100,000   8.13%, 8/15/19                                  1,236,814
                                                          ---------------
TOTAL U.S. TREASURY BONDS (COST $24,705,977)                   25,177,654
                                                          ---------------
U.S. TREASURY NOTES (49.2%)
      750,000   5.75%, 12/31/98                                   746,720
    4,075,000   6.88%, 7/31/99(d)                               4,127,214
    1,325,000   7.75%, 12/31/99                                 1,370,134
    3,650,000   8.50%, 2/15/00                                  3,843,910
    5,650,000   7.13%, 2/29/00                                  5,759,475
    7,725,000   6.88%, 3/31/00(d)                               7,831,226
    2,200,000   8.88%, 5/15/00(d)                               2,349,189
    5,575,000   6.25%, 5/31/00(d)                               5,559,324
    8,975,000   6.13%, 7/31/00(d)                               8,913,305
    6,850,000   8.75%, 8/15/00(d)                               7,310,238
    6,650,000   6.50%, 8/15/05                                  6,581,425
    8,200,000   7.00%, 7/15/06(d)                               8,371,692
    1,000,000   6.25%, 2/15/07                                    971,876
                                                          ---------------

TOTAL U.S. TREASURY NOTES (COST $65,305,762)                   63,735,728
                                                          ---------------

TOTAL U.S. TREASURY OBLIGATIONS
  (COST $90,011,739)                                           88,913,382
                                                          ---------------

 FACE/SHARE                     SECURITY
   AMOUNT                     DESCRIPTION                      VALUE

-----------------------------------------------------------------
                   TOTAL RETURN BOND FUND (continued)
----------------------------------------------------

SHORT-TERM HOLDINGS (1.1%)
      815,907   Dreyfus Cash Management Fund              $       815,907
      557,891   Institutional Funds Group, TempFund Fund          557,891
                                                          ---------------

TOTAL SHORT-TERM HOLDINGS
  (COST $1,373,798)                                             1,373,798
                                                          ---------------

TOTAL INVESTMENTS (100.0%)
  (COST $130,152,206)                                     $   129,321,608
                                                          ---------------
                                                          ---------------
----------------------------------------------------
                       LIMITED TERM TAX-FREE FUND
----------------------------------------------------
MUNICIPAL BONDS (96.2%)
ALABAMA (2.5%)
    1,000,000   Birmingham Jefferson, AL, Civic Center
                  Authority Special Tax Bonds, Series B,
                  7.10%, 1/1/01                           $     1,022,420
                                                          ---------------
ARIZONA (6.9%)
    1,390,000   Maricopa County, AZ, IDA, MFHR Bonds,
                  Advantage Point Projects, Series A,
                  5.75%, 7/1/01                                 1,406,026
    1,305,000   Mesa, AZ, IDA, Healthcare Facilities RV,
                  Western Health Network B-1, BIG
                  insured, 7.50%, 1/1/04                        1,383,260
                                                          ---------------
                                                                2,789,286
                                                          ---------------
CALIFORNIA (4.4%)
    1,665,000   Santa Ana, CA, Community Redevelopment
                  Agency Tax Allocation Bonds, Santa Ana
                  Redevelopment Project Area, Series B,
                  COLL by USG, 6.50%, 12/15/14, P/R
                  12/15/00 @ 102                                1,778,836
                                                          ---------------
COLORADO (4.5%)
      100,000   Blackhawk, CO, Device Tax RV, 6.00%,
                  12/1/98                                         102,334
    1,000,000   Castle Rock Ranch, CO, PFA RV, 5.70%,
                  12/1/06(b)                                    1,027,310
      200,000   Colorado HFA, SFM RV, Series D-I,
                  remarketed 7/15/94, 6.25%, 12/1/01              206,328

                                                                    [LOGO]
See Notes to Schedules of Investments.

 SCHEDULES OF INVESTMENTS (CONTINUED)                               MAY 31, 1997

--------------------------------------------------------------------------------

 FACE/SHARE                     SECURITY
   AMOUNT                     DESCRIPTION                      VALUE
----------------------------------------------------
                 LIMITED TERM TAX-FREE FUND (continued)
----------------------------------------------------

MUNICIPAL BONDS (continued)
COLORADO (continued)

      215,000   Colorado HFA, SFM RV, Series D-II,
                  remarketed 11/15/97, 6.38%, 12/1/01     $       221,904
      145,000   Genesee, CO, Water & Sanitation
                  District, Jefferson County, GO Bonds,
                  MBIA insured, 4.50%, 12/1/99                    145,938
      115,000   Genesee, CO, Water & Sanitation
                  District, Jefferson County, GO Bonds,
                  MBIA insured, 4.60%, 12/1/00                    115,653
                                                          ---------------
                                                                1,819,467
                                                          ---------------
FLORIDA (2.7%)
      480,000   Broward County, FL, Resource Recovery
                  RV, SES Broward Co. LP South Project,
                  7.95%, 12/1/08                                  523,090
      545,000   Osceola County, FL, Health Facilities
                  Authority RV, Lutheran Good Samaritan
                  Society, 5.00%, 5/1/99                          551,235
                                                          ---------------
                                                                1,074,325
                                                          ---------------
HAWAII (2.7%)
    1,000,000   Honolulu, HI, City and County, GO Bonds,
                  Series A, 6.70%, 8/1/07, P/R 8/1/01 @
                  101                                           1,089,230
                                                          ---------------
IDAHO (4.4%)
    1,250,000   Boise City, ID, HFA RV, Hobbler Place
                  Project, 5.25%, 2/1/02                        1,248,375
      500,000   Pocatello, ID, IDA RV, Allocation Tax
                  Increment Bonds, Series B, 7.25%,
                  12/1/08                                         528,390
                                                          ---------------
                                                                1,776,765
                                                          ---------------
ILLINOIS (6.0%)
    1,185,000   Des Plaines, IL, Hospital Facilities RV,
                  Holy Family Hospital, MBIA insured,
                  10.63%, 1/1/03, P/R 7/1/02 @ 100              1,389,176
 FACE/SHARE                     SECURITY
   AMOUNT                     DESCRIPTION                      VALUE
----------------------------------------------------
                 LIMITED TERM TAX-FREE FUND (continued)
----------------------------------------------------

MUNICIPAL BONDS (continued)
ILLINOIS (continued)

      500,000   Illinois State, Sales Tax RV, Series E,
                  7.10%, 6/15/98                          $       511,230
      500,000   Metropolitan Pier & Exposition
                  Authority, IL, Dedicated State Tax RV,
                  McCormick Place Expansion Project,
                  Series A, AMBAC insured, 4.90%,
                  12/15/03                                        501,375
                                                          ---------------
                                                                2,401,781
                                                          ---------------
IOWA (0.9%)
      350,000   Ottumwa, IA, Hospital Facilities RV,
                  Ottumwa Regional Health Center, Inc.,
                  9.50%, 11/1/00                                  361,620
                                                          ---------------
LOUISIANA (1.1%)
      415,000   Louisiana PFA, MFHR Bonds, Edgewood
                  Apartments, FNMA insured, 5.70%,
                  6/1/05                                          425,092
                                                          ---------------
MICHIGAN (4.0%)
      300,000   Lakeview, MI, Community Schools, GO
                  Bonds, FGIC insured, 6.50%, 5/1/05              331,488
      305,000   Lakeview, MI, Community Schools, GO
                  Bonds, FGIC insured, 6.50%, 5/1/06              339,090
      395,000   Merrill, MI, Community SD, GO Bonds,
                  FGIC insured, 6.50%, 5/1/05                     435,642
      450,000   Schoolcraft, MI, Community SD, GO Bonds,
                  FGIC insured, 6.50%, 5/1/04                     493,596
                                                          ---------------
                                                                1,599,816
                                                          ---------------
MINNESOTA (2.6%)
    1,000,000   St. Paul, MN, Housing & Redevelopment
                  Authority, Hospital RV, Healtheast
                  Project, Series D, 9.75%, 11/1/17,
                  crossover refunded 11/1/97 @ 102              1,042,870
                                                          ---------------

                                                                    [LOGO]
See Notes to Schedules of Investments.

 SCHEDULES OF INVESTMENTS (continued)                               MAY 31, 1997

--------------------------------------------------------------------------------

 FACE/SHARE                     SECURITY
   AMOUNT                     DESCRIPTION                      VALUE

-----------------------------------------------------------------
                 LIMITED TERM TAX-FREE FUND (continued)
----------------------------------------------------
MUNICIPAL BONDS (continued)
MISSISSIPPI (0.8%)
      335,000   Ridgeland, MS, MFHR Bonds, Sunchase
                  Apartments Project, FNMA insured,
                  6.50%, 10/1/07                          $       338,068
                                                          ---------------
MISSOURI (3.9%)
      735,000   Boone County, MO, Hospital RV, 7.10%,
                  8/1/99                                          770,450
      780,000   St. Louis, MO, Regional Convention &
                  Sports Complex Authority RV, Series C,
                  7.75%, 8/15/01                                  819,982
                                                          ---------------
                                                                1,590,432
                                                          ---------------
NEVADA (4.0%)
    1,000,000   Clark County, NV, Flood Control, GO
                  Bonds, AMBAC insured, 6.10%, 11/1/02          1,064,820
      500,000   Clark County, NV, SD, GO Bonds, Series
                  A, MBIA insured, 7.00%, 6/1/05, P/R
                  6/1/01 @ 101                                    548,255
                                                          ---------------
                                                                1,613,075
                                                          ---------------
NEW YORK (8.9%)
    1,000,000   County of Westchester, NY, IDA RV, AGR
                  Realty Co. Project, 5.75%, 1/1/02(o)          1,009,550
    1,925,000   New York State HFA, EFA RV, State
                  University Construction, ETM USG,
                  6.50%, 11/1/06                                2,084,506
      500,000   Syracuse, NY, IDA, PILOT RV, 5.13%,
                  10/15/02                                        499,855
                                                          ---------------
                                                                3,593,911
                                                          ---------------
NORTH CAROLINA (1.8%)
      700,000   North Carolina Municipal Power Agency
                  #1, Catawba Electric RV, 5.90%, 1/1/03          725,858
                                                          ---------------
OHIO (5.4%)
    1,285,000   Akron, OH, COP, Sports Facilities RV,
                  Municipal Baseball Stadium Project,
                  0.00%, (5.32% effective yield),
                  12/1/01                                       1,015,381

 FACE/SHARE                     SECURITY
   AMOUNT                     DESCRIPTION                      VALUE

-----------------------------------------------------------------
                 LIMITED TERM TAX-FREE FUND (continued)
----------------------------------------------------

MUNICIPAL BONDS (continued)
OHIO (continued)

      230,000   Akron, OH, COP, Sports Facilities RV,
                  Municipal Baseball Stadium Project,
                  0.00%, (6.50% effective yield),
                  12/1/07                                 $       179,413
      500,000   Cleveland, OH, Cuyahoga County Port
                  Authorities RV, Rock & Roll Hall of
                  Fame, 4.30%, 12/1/98                            499,440
      500,000   Cleveland, OH, Cuyahoga County Port
                  Authorities RV, Rock & Roll Hall of
                  Fame, 4.60%, 12/1/99                            498,715
                                                          ---------------
                                                                2,192,949
                                                          ---------------
OKLAHOMA (0.5%)
      215,000   Norman, OK, Regional Hospital Authority,
                  Health Care RV, Series A, MBIA
                  insured, 4.60%, 9/1/00                          215,237
                                                          ---------------
PENNSYLVANIA (4.8%)
      265,000   Philadelphia, PA, Gas Works RV,
                  Thirteenth Series, 7.50%, 6/15/01               288,108
      550,000   Philadelphia, PA, IDA RV, Gallery II
                  Garage Project, 6.13%, 2/15/03(o)               553,520
    1,000,000   Windber, PA, Area Authority Hospital
                  R/V, Windber Hospital Project, 6.50%,
                  FHA insured, 2/1/30, P/R 8/1/05 @ 102         1,095,880
                                                          ---------------
                                                                1,937,508
                                                          ---------------
PUERTO RICO (1.3%)
      500,000   Puerto Rico, Electric Power Authority
                  RV, Series W, 5.00%, 7/1/98                     505,775
                                                          ---------------
SOUTH CAROLINA (2.5%)
      250,000   Medical University of SC, Hospital
                  Facilities RV, Series A, 7.00%, 7/1/02          271,110

                                                                    [LOGO]
See Notes to Schedules of Investments.

 SCHEDULES OF INVESTMENTS (CONTINUED)                               MAY 31, 1997

--------------------------------------------------------------------------------

 FACE/SHARE                     SECURITY
   AMOUNT                     DESCRIPTION                      VALUE

-----------------------------------------------------------------
                 LIMITED TERM TAX-FREE FUND (continued)
----------------------------------------------------

MUNICIPAL BONDS (continued)
SOUTH CAROLINA (continued)

      250,000   Medical University of SC, Hospital
                  Facilities RV, Series A, 7.20%, 7/1/05  $       269,268
      450,000   South Carolina State Public Service
                  Authority RV, Series B, 6.40%, 7/1/00           474,093
                                                          ---------------
                                                                1,014,471
                                                          ---------------
TEXAS (12.3%)
      450,000   Desoto, TX, Housing Finance Corp., MFHR
                  Bonds, Windsor Foundation Project,
                  Series A, 6.13%, 2/1/05                         461,705
    1,460,000   Grand Prairie, TX, Health Facilities RV,
                  Dallas/Fort Worth Medical Center
                  Project, 6.00%, 11/1/99                       1,496,120
      535,000   Grape Creek-Pulliam, TX, Independent SD,
                  EFA RV, Public Facilities Corp.,
                  6.20%, 5/15/02                                  538,831
      750,000   Houston, TX, Housing Finance Corp., SFM
                  RV, Series A-1, 8.00%, 6/1/14                   815,453
      250,000   Houston, TX, Housing Finance Corp., SFM
                  RV, Series B-1, 8.00%, 6/1/14                   270,205
      855,000   San Antonio, TX, HEFA, Educational
                  Facilities RV, University of Texas at
                  San Antonio, Phase I, 6.50%,
                  11/1/01(o)                                      863,413
      495,000   Texas Water Resource Finance Authority
                  RV, AMBAC insured, 7.50%, 8/15/03               525,997
                                                          ---------------
                                                                4,971,724
                                                          ---------------
UTAH (1.2%)
      105,000   West Valley City, UT, Redevelopment
                  Agency Tax Increment RV, 4.55%, 3/1/00          104,412
      100,000   West Valley City, UT, Redevelopment
                  Agency Tax Increment RV, 4.70%, 3/1/01           99,322
 FACE/SHARE                     SECURITY
   AMOUNT                     DESCRIPTION                      VALUE

-----------------------------------------------------------------
                 LIMITED TERM TAX-FREE FUND (continued)
----------------------------------------------------

MUNICIPAL BONDS (continued)
UTAH (continued)

       70,000   West Valley City, UT, Redevelopment
                  Agency Tax Increment RV, 4.80%, 3/1/02  $        69,438
      105,000   West Valley City, UT, Redevelopment
                  Agency Tax Increment RV, 5.00%, 3/1/03          104,629
      100,000   West Valley City, UT, Redevelopment
                  Agency Tax Increment RV, 5.10%, 3/1/04           99,823
                                                          ---------------
                                                                  477,624
                                                          ---------------
WASHINGTON (4.8%)
      850,000   Seattle, WA, MFHR Bonds, Market House
                  Elderly Housing, Series A, 6.20%,
                  2/1/04                                          872,780
    1,000,000   Washington State Public Power Supply,
                  System Nuclear Project #2, Power RV,
                  FGIC insured, 6.50%, 7/1/05                   1,084,460
                                                          ---------------
                                                                1,957,240
                                                          ---------------
WISCONSIN (1.3%)
      500,000   Wisconsin Housing & Economic Development
                  Authority, Housing RV, Series A, HUD
                  insured, 6.20%, 11/1/01                         519,410
                                                          ---------------

TOTAL MUNICIPALS (COST $38,687,546)                            38,834,790
                                                          ---------------
SHORT-TERM HOLDINGS (3.8%)
    1,547,898   Norwest Municipal Money Market Fund
                  (cost $1,547,898)                             1,547,898
                                                          ---------------

TOTAL INVESTMENTS (100.0%) (COST $40,235,444)
                                                          $    40,382,688
                                                          ---------------
                                                          ---------------
----------------------------------------------------
                          TAX-FREE INCOME FUND
----------------------------------------------------
MUNICIPAL BONDS (89.9%)
ARIZONA (1.3%)
    3,000,000   Maricopa County, AZ, Union SD #48, GO
                  Bonds, School Improvements, 9.00%,
                  7/1/05                                  $     3,811,710
                                                          ---------------

                                                                    [LOGO]
See Notes to Schedules of Investments.

 SCHEDULES OF INVESTMENTS (continued)                               MAY 31, 1997

--------------------------------------------------------------------------------

 FACE/SHARE                     SECURITY
   AMOUNT                     DESCRIPTION                      VALUE

-----------------------------------------------------------------
                    TAX-FREE INCOME FUND (continued)
----------------------------------------------------
MUNICIPAL BONDS (continued)
CALIFORNIA (3.9%)
    4,200,000   California, EFA RV, St. Mary's College,
                  MBIA insured, 4.75%, 10/1/20            $     3,646,818
    1,910,000   Los Angeles, CA, Community Redevelopment
                  Agency Housing RV, Monterey Hills
                  Redevelopment Project, Series A,
                  8.20%, 12/1/13                                2,127,836
    2,310,000   Pomona, CA, SD, GO Bonds, Series A, MBIA
                  insured, 6.50%, 8/1/19                        2,571,168
    2,500,000   San Bernardino County, CA, COP, Health
                  Care RV, Capital Facilities Project,
                  Series B, 6.88%, 8/1/24                       2,963,700
                                                          ---------------
                                                               11,309,522
                                                          ---------------
COLORADO (14.6%)
    7,275,000   Adams County, CO, SFM RV, Series A-2,
                  8.70%, 6/1/12                                 7,907,561
    1,750,000   Arapahoe County, CO, Utilities RV, Water
                  & Wastewater Authority Revenue, 6.25%,
                  12/1/20                                       1,748,932
    1,950,000   Castle Rock Ranch, CO, PFA RV, 5.70%,
                  12/1/06(b)                                    2,003,254
    1,000,000   Colorado HFA, GO Bonds, Series A, 7.40%,
                  5/1/11                                        1,063,330
    1,500,000   Colorado HFA, SFM RV, Series A-2, 7.15%,
                  11/1/14                                       1,660,980
    3,060,000   Colorado HFA, SFM RV, Series B-2, 7.50%,
                  12/1/16                                       3,424,996
    4,225,000   Colorado HFA, SFM RV, Series C, 7.90%,
                  12/1/24                                       4,695,580
    4,110,000   Colorado HFA, SFM RV, Series D-1,
                  remarketed 7/15/94, 8.00%, 12/1/24            4,629,340
    2,895,000   Colorado HFA, SFM RV, Series D-2,
                  remarketed 11/15/94, 8.13%, 6/1/25            3,264,345
    5,200,000   Denver, CO, Urban Renewal Authority, Tax
                  Increment RV, remarketed 6/15/94,
                  9.13%, 9/1/17(o)                              6,098,560

 FACE/SHARE                     SECURITY
   AMOUNT                     DESCRIPTION                      VALUE

-----------------------------------------------------------------
                    TAX-FREE INCOME FUND (continued)
----------------------------------------------------

MUNICIPAL BONDS (continued)
COLORADO (continued)

    3,500,000   El Paso County, CO, SD #11, Colorado
                  Springs, GO Bonds, 7.10%, 12/1/17       $     4,144,455
      905,000   Logan County, CO, SFM RV, Series 1992 A,
                  8.50%, 11/1/11                                  968,277
    1,085,000   Vail, CO, SFM RV, Series A, 8.13%,
                  6/1/10                                        1,171,821
                                                          ---------------
                                                               42,781,431
                                                          ---------------
FLORIDA (7.7%)
   10,350,000   Dade County, FL, Special Obligation,
                  Sales Tax RV, Series B, AMBAC insured,
                  5.00%, 10/1/35                                9,396,351
    3,000,000   Lakeland, FL, Electric & Water RV, FGIC
                  insured, 6.00%, 10/1/14                       3,205,980
    4,500,000   North Broward, FL, Hospital District RV,
                  MBIA insured, 5.38%, 1/15/24                  4,339,350
    6,000,000   Orlando, FL, Utilities Community Water &
                  Electric RV, Series B, 5.25%, 10/1/23         5,629,740
                                                          ---------------
                                                               22,571,421
                                                          ---------------
IDAHO (0.2%)
      500,000   Pocatello, ID, IDA RV, Allocation Tax
                  Increment, Series B, 7.25%, 12/1/08             528,390
                                                          ---------------
ILLINOIS (5.6%)
    3,000,000   Illinois Development Financial Authority
                  RV, Community Rehabilitation Providers
                  Facility, Series A, 7.88%, 7/1/20(o)          3,125,250
    1,215,000   Illinois Health Facilities Authority RV,
                  Health Care RV, Edgewater Medical
                  Center, Series A, 9.25%, 7/1/24(o)            1,338,383
    1,250,000   Illinois Health Facilities Authority RV,
                  Rush Presbyterian, Series A, 6.25%,
                  11/15/20                                      1,305,625

                                                                    [LOGO]
See Notes to Schedules of Investments.

 SCHEDULES OF INVESTMENTS (CONTINUED)                               MAY 31, 1997

--------------------------------------------------------------------------------

 FACE/SHARE                     SECURITY
   AMOUNT                     DESCRIPTION                      VALUE

-----------------------------------------------------------------
                    TAX-FREE INCOME FUND (continued)
----------------------------------------------------

MUNICIPAL BONDS (continued)
ILLINOIS (continued)

    1,025,000   Lake County, IL, Community Unit SD #116,
                  Educational Facilities RV, Rund Lake,
                  7.60%, 2/1/13                           $     1,220,180
    7,350,000   Regional Transportation Authority, IL,
                  Sales Tax RV, Series D, FGIC insured,
                  7.75%, 6/1/19                                 9,362,283
                                                          ---------------
                                                               16,351,721
                                                          ---------------
INDIANA (0.4%)
    3,500,000   Indiana Transportation Financial
                  Authority Highway RV, Series A, AMBAC
                  insured, 0.00% (5.89% effective
                  yield), 12/1/17                               1,075,235
                                                          ---------------
KANSAS (1.3%)
    3,175,000   Kansas State, DOT, Highway RV, Series A,
                  7.25%, 9/1/08                                 3,774,122
                                                          ---------------
LOUISIANA (1.0%)
      480,000   East Baton Rouge, LA, Mortgage Finance
                  Authority, SFM RV, Series 1988 C, GNMA
                  COLL, 8.38%, 2/1/17                             502,819
    5,000,000   Rapides Parish, LA, Housing & Mortgage
                  Finance Authority, Capital
                  Appreciation RV, Series C, 0.00%,
                  (7.45% effective yield), 7/10/14              1,573,800
    2,900,000   St. Bernard Parish, LA, Housing Mortgage
                  Agency, SFM RV, Series 1992 C, 0.00%,
                  (7.65% effective yield), 7/10/14                814,436
                                                          ---------------
                                                                2,891,055
                                                          ---------------
MAINE (1.0%)
    2,840,000   Maine HEHFA RV, Series B, AMBAC insured,
                  5.75%, 7/1/26                                 2,845,595
                                                          ---------------
 FACE/SHARE                     SECURITY
   AMOUNT                     DESCRIPTION                      VALUE

-----------------------------------------------------------------
                    TAX-FREE INCOME FUND (continued)
----------------------------------------------------

MUNICIPAL BONDS (continued)

MASSACHUSETTS (3.2%)
    5,325,000   Massachusetts Bay Transportation
                  Authority, General Transportation
                  System RV, Series B, 6.20%, 3/1/16      $     5,773,525
    2,500,000   Massachusetts State College Building
                  Authority, Educational Facilities RV,
                  Series A, 7.50%, 5/1/14                       3,050,600
      685,000   New Bedford, MA, IDA RV, Aerovox Inc.,
                  Project, Series 1982, 7.42%, 7/1/02(o)          699,481
                                                          ---------------
                                                                9,523,606
                                                          ---------------
MICHIGAN (1.2%)
    2,760,000   Wayland, MI, Unified SD, GO Bonds, FGIC
                  insured, 8.00%, 5/1/10                        3,440,174
                                                          ---------------
MISSISSIPPI (0.8%)
    2,000,000   Mississippi Home Corp., Residual Capital
                  Appreciation RV, Series 1992 II, 0.00%
                  (7.38% effective yield), 4/15/12                708,860
    1,500,000   Mississippi Hospital Equipment &
                  Facilities Authority RV, Rush Medical
                  Foundation Project, Series A, 8.75%,
                  1/1/16                                        1,675,875
                                                          ---------------
                                                                2,384,735
                                                          ---------------
NEW HAMPSHIRE (0.7%)
    2,050,000   New Hampshire HEHFA RV, New London
                  Hospital Association Project, 7.00%,
                  6/1/00                                        2,119,639
                                                          ---------------
NEW MEXICO (4.2%)
    5,295,000   Bernalillo County, NM, Gross Receipts
                  Tax RV, Series B, 5.70%, 4/1/27               5,343,979
    1,330,000   Hobbs, NM, SFM RV, 8.75%, 7/1/11                1,477,284

                                                                    [LOGO]
See Notes to Schedules of Investments.

 SCHEDULES OF INVESTMENTS (CONTINUED)                               MAY 31, 1997

--------------------------------------------------------------------------------

 FACE/SHARE                     SECURITY
   AMOUNT                     DESCRIPTION                      VALUE

-----------------------------------------------------------------
                    TAX-FREE INCOME FUND (continued)
----------------------------------------------------

MUNICIPAL BONDS (continued)
NEW MEXICO (continued)

    5,285,000   Santa Fe County, NM, Correctional
                  Systems RV, FSA insured, 6.00%, 2/1/27  $     5,632,594
                                                          ---------------
                                                               12,453,857
                                                          ---------------
NEW YORK (8.2%)
    4,055,000   New York State Medical Care Facilities
                  Finance Agency, Health Care RV,
                  MBIA-FHA insured, 5.38%, 2/15/25              3,858,616
   12,500,000   New York State Urban Development RV,
                  Correctional Capital Facilities,
                  Series A, FSA insured, 5.25%, 1/1/21         11,705,500
    5,400,000   New York, NY, City Municipal Water
                  Finance Authority, Water & Sewer
                  System RV, Series F, MBIA insured,
                  5.50%, 6/15/23                                5,229,306
      110,000   New York, NY, GO Bonds, Series B-1,
                  7.30%, 8/15/10                                  121,383
    1,370,000   New York, NY, GO Bonds, Series B-1,
                  7.30%, 8/15/10, P/R 8/15/04 @ 101             1,593,050
    1,365,000   New York, NY, GO Bonds, Series B-1,
                  7.38%, 8/15/13                                1,512,243
      135,000   New York, NY, GO Bonds, Series B-1,
                  7.38%, 8/15/13, P/R 8/15/04 @ 101               157,052
                                                          ---------------
                                                               24,177,150
                                                          ---------------
NORTH CAROLINA (2.5%)
    2,500,000   North Carolina Eastern Municipal Power
                  RV, Series C, 5.00% 1/1/21                    2,170,950
    2,000,000   North Carolina Medical Care Common
                  Health Care RV, Carolina Medicorp
                  Project, 5.13%, 5/1/16                        1,886,580
    1,890,000   North Carolina Medical Care Common
                  Health Care RV, Carolina Medicorp
                  Project, 5.25%, 5/1/26                        1,766,262
 FACE/SHARE                     SECURITY
   AMOUNT                     DESCRIPTION                      VALUE

-----------------------------------------------------------------
                    TAX-FREE INCOME FUND (continued)
----------------------------------------------------

MUNICIPAL BONDS (continued)
NORTH CAROLINA (continued)

    1,500,000   North Carolina Medical Care Common
                  Hospital RV, Duke University Hospital
                  Project, Series C, 5.25%, 6/1/21        $     1,426,410
                                                          ---------------
                                                                7,250,202
                                                          ---------------
NORTH DAKOTA (0.6%)
    2,000,000   Fargo, ND, Health System RV, Meritcare
                  Obligatee Group, Series A, MBIA
                  insured, 5.38%, 6/1/27                        1,905,700
                                                          ---------------
OHIO (1.4%)
    4,500,000   Akron, OH, COP, Sports Facilities RV,
                  Municipal Baseball Stadium Project,
                  0.00% (6.90% effective yield), 12/1/16        3,441,060
      700,000   Cleveland, OH, Cuyahoga County Port
                  Authorities RV, Rock & Roll Hall of
                  Fame, 5.35%, 12/1/04                            698,719
                                                          ---------------
                                                                4,139,779
                                                          ---------------
OKLAHOMA (0.5%)
    1,245,000   Tulsa, OK, IDA RV, University of Tulsa,
                  Series A, MBIA insured, 6.00%, 10/1/16        1,326,884
                                                          ---------------
OREGON (1.8%)
    2,000,000   Emerald Peoples Utilities District, OR,
                  Utilities RV, FGIC insured, 7.35%,
                  11/1/11                                       2,403,740
    2,490,000   Emerald Peoples Utilities District, OR,
                  Utilities RV, FGIC insured, 7.35%,
                  11/1/12                                       3,000,649
                                                          ---------------
                                                                5,404,389
                                                          ---------------
PENNSYLVANIA (0.4%)
    1,150,000   Cumberland County, PA, Municipal
                  Authority Health Care RV, Carlisle
                  Hospital & Health, 6.80%, 11/15/14            1,210,456
                                                          ---------------

                                                                    [LOGO]
See Notes to Schedules of Investments.

 SCHEDULES OF INVESTMENTS (continued)                               MAY 31, 1997

--------------------------------------------------------------------------------

 FACE/SHARE                     SECURITY
   AMOUNT                     DESCRIPTION                      VALUE

-----------------------------------------------------------------
                    TAX-FREE INCOME FUND (continued)
----------------------------------------------------
MUNICIPAL BONDS (continued)
RHODE ISLAND (1.4%)
    4,085,000   Rhode Island Depositors Economic
                  Protection Corp., Special Obligation
                  Bonds, Series A, ETM, 5.75%, 8/1/21     $     4,211,962
                                                          ---------------
SOUTH CAROLINA (4.5%)
    7,500,000   Piedmont, SC, Municipal Power Agency,
                  Electric RV, Series A, 6.55%, 1/1/16          7,532,925
    5,725,000   Piedmont, SC, Municipal Power Agency,
                  Electric RV, Series A, 6.60%, 1/1/21          5,747,843
                                                          ---------------
                                                               13,280,768
                                                          ---------------
SOUTH DAKOTA (1.3%)
    3,500,000   South Dakota State, HEFA RV, Huron
                  Regional Medical Center, 7.30%,
                  4/1/16(o)                                     3,885,316
                                                          ---------------
TEXAS (11.5%)
      575,000   Baytown, TX, Housing Finance Corp., SFM
                  RV, Series 1992 A, 8.50%, 9/1/11                637,422
    2,520,000   Beaumont, TX, Housing Finance Corp. RV,
                  9.20%, 3/1/12                                 2,801,408
    2,080,000   Corpus Christi, TX, HFA, Housing RV,
                  Series A, MBIA insured, 7.70%, 7/1/11         2,263,165
    2,395,000   Desoto, TX, Housing Finance Corp., MFHR
                  Bonds, Windsor Foundation Project,
                  Series A, 7.00%, 2/1/25                       2,532,497
      290,000   El Paso, TX, Housing Finance Corp., SFM
                  RV, Series A, 8.75%, 10/1/11                    322,138
      390,000   Galveston County, TX, Property Finance
                  Authority Inc., SFM RV, Series A,
                  8.50%, 9/1/11                                   421,691
    1,300,000   Grape Creek-Pulliam, TX, Independent SD
                  Public Facilities Corp., GO Bonds,
                  7.25%, 5/15/21                                1,377,090
    6,250,000   Houston, TX, Housing Finance Corp., SFM
                  RV, Series A-1, 8.00%, 6/1/14                 6,795,438

 FACE/SHARE                     SECURITY
   AMOUNT                     DESCRIPTION                      VALUE

-----------------------------------------------------------------
                    TAX-FREE INCOME FUND (continued)
----------------------------------------------------

MUNICIPAL BONDS (continued)
TEXAS (continued)

    2,250,000   Houston, TX, Housing Finance Corp., SFM
                  RV, Series B-1, 8.00%, 6/1/14           $     2,431,845
      255,000   Port Arthur, TX, Housing Finance Corp.,
                  SFM RV, 8.70%, 3/1/12                           279,054
    5,500,000   San Antonio, TX, Electric & Gas RV,
                  5.00%, 2/1/17                                 5,118,465
    4,180,000   San Antonio, TX, HEFA, Educational
                  Facilities RV, 7.13%, 11/1/15(o)              4,314,554
    2,000,000   Tarrant County, TX, Water Control RV,
                  AMBAC insured, 4.75%, 3/1/12                  1,848,640
    2,200,000   Texas State Department of Housing and
                  Community Affairs, SFM RV, Series A,
                  8.10%, 9/1/15                                 2,477,134
                                                          ---------------
                                                               33,620,541
                                                          ---------------
UTAH (0.6%)
    1,650,000   West VY City, UT, Redevelopment Agency
                  Tax Increment RV, 6.00%, 3/1/24               1,644,374
                                                          ---------------
VIRGINIA (1.0%)
    3,000,000   Fairfax County, VA, Redevelopment &
                  Housing Authority, MFHR Bonds, Burke
                  Shire Commons, 7.60%, 10/1/36(o)              3,024,450
                                                          ---------------
WASHINGTON (4.2%)
    1,748,000   Kitsap County, WA, Housing Authority
                  Revenue, MFHR Bonds, Low Income
                  Housing, GNMA COLL, 7.10%, 2/20/16            1,893,049
    4,000,000   Washington Public Power Supply System,
                  Power RV, Nuclear Project #1, Series
                  A, AMBAC insured, 6.00%, 7/1/07               4,280,920
    2,750,000   Washington Public Power Supply System,
                  Power RV, Nuclear Project #2, Series
                  A, 6.00%, 7/1/07                              2,905,348

                                                                    [LOGO]
See Notes to Schedules of Investments.

 SCHEDULES OF INVESTMENTS (CONTINUED)                               MAY 31, 1997

--------------------------------------------------------------------------------

 FACE/SHARE                     SECURITY
   AMOUNT                     DESCRIPTION                      VALUE

-----------------------------------------------------------------
                    TAX-FREE INCOME FUND (continued)
----------------------------------------------------

MUNICIPAL BONDS (continued)
WASHINGTON (continued)

    3,000,000   Yakima County, WA, SD #007, GO Bonds,
                  MBIA insured, 6.75%, 12/1/06            $     3,411,540
                                                          ---------------
                                                               12,490,857
                                                          ---------------
WEST VIRGINIA (1.3%)
    4,000,000   West Virginia, GO Bonds, Series A, FGIC
                  insured, 5.25%, 11/1/26                       3,801,800
                                                          ---------------
WISCONSIN (1.6%)
    5,000,000   Wisconsin State HEFA RV, MBIA insured,
                  5.25%, 8/15/23                                4,603,000
                                                          ---------------

TOTAL MUNICIPALS (COST $254,641,508)                          263,839,841
                                                          ---------------
SHORT-TERM HOLDINGS (10.1%)
   10,115,207   Federated Tax-Free Obligations Money
                  Market Fund                                  10,115,207
    4,500,000   Illinois Health Care Authority RV,
                  Northwest Community Hospital, First
                  National Bank of Chicago, LOC, 3.95%
                  V/R, 7/1/27(c)                                4,500,000
   14,906,667   Norwest Municipal Money Market Fund            14,906,667
                                                          ---------------
TOTAL SHORT-TERM HOLDINGS
  (COST $29,521,874)                                           29,521,874
                                                          ---------------

TOTAL INVESTMENTS (100.0%)
  (COST $284,163,382)                                     $   293,361,715
                                                          ---------------
                                                          ---------------
----------------------------------------------------
                         COLORADO TAX-FREE FUND
----------------------------------------------------
MUNICIPAL BONDS (91.8%)
AIRPORT REVENUE (11.2%)
    4,500,000   Denver, CO, City & County, Airport RV,
                  Series A, MBIA insured, 5.50%,
                  11/15/25                                $     4,358,475
    2,500,000   Denver, CO, City & County, Airport RV,
                  Series A, MBIA insured, 5.60%,
                  11/15/20                                      2,447,225
                                                          ---------------
                                                                6,805,700
                                                          ---------------
 FACE/SHARE                     SECURITY
   AMOUNT                     DESCRIPTION                      VALUE
----------------------------------------------------
                   COLORADO TAX-FREE FUND (continued)
----------------------------------------------------

MUNICIPAL BONDS (continued)

GENERAL OBLIGATION--POLITICAL SUBDIVISION (1.7%)
    1,000,000   Highlands Ranch, CO, Metropolitan
                  District #1, GO Bonds, AMBAC insured,
                  5.75%, 9/1/12                           $     1,044,980
                                                          ---------------
GENERAL OBLIGATION--SCHOOL DISTRICTS (12.7%)
      500,000   Denver, CO, City & County SD #1, GO
                  Bonds, Series A, 6.50%, 6/1/10                  560,625
    1,740,000   Douglas County, CO, SD #1, Douglas &
                  Elbert Counties, GO Bonds, MBIA
                  insured, 5.13%, 12/15/16                      1,675,516
    2,500,000   El Paso County, CO, SD #11, Colorado
                  Springs, GO Bonds, 7.10%, 12/1/17             2,960,325
    2,500,000   Metex Metropolitan District, CO., GO
                  Bonds, Series A, 5.80%, 12/1/16               2,556,025
                                                          ---------------
                                                                7,752,491
                                                          ---------------
GENERAL OBLIGATION--STATES, TERRITORIES (2.0%)
    1,100,000   Highlands Ranch, CO, Metropolitan
                  District #2, GO Bonds, 6.50%, FSA
                  insured, 6/15/12                              1,237,456
                                                          ---------------
HEALTH CARE REVENUE (6.8%)
    2,000,000   Colorado Health Facilities Authority RV,
                  Craig Hospital Project, 5.50%, 12/1/21        1,920,780
    1,250,000   Colorado Health Facilities Authority RV,
                  Sisters of Charity, Series A, AMBAC
                  insured, 6.25%, 5/15/11                       1,362,825
    1,000,000   Denver, CO, City & County RV, Sisters of
                  Charity of Leavenworth, 5.00%, 12/1/23          899,220
                                                          ---------------
                                                                4,182,825
                                                          ---------------
INDUSTRIAL DEVELOPMENT REVENUE (5.0%)
    3,000,000   Fort Collins, CO, PCR Bonds, Anheuser
                  Busch Project, 6.00%, 9/1/31                  3,044,400
                                                          ---------------

                                                                    [LOGO]
See Notes to Schedules of Investments.

 SCHEDULES OF INVESTMENTS (CONTINUED)                               MAY 31, 1997

--------------------------------------------------------------------------------

 FACE/SHARE                     SECURITY
   AMOUNT                     DESCRIPTION                      VALUE
----------------------------------------------------
                   COLORADO TAX-FREE FUND (continued)
----------------------------------------------------

MUNICIPAL BONDS (continued)

MULTI-FAMILY HOUSING REVENUE (2.2%)
      300,000   Aurora, CO, Housing Authority Finance
                  Corp., MFHR Bonds, Mountainview Place,
                  FHA insured, 7.13%, 9/1/22              $       311,457
    1,000,000   San Miguel County, CO, Housing
                  Authority, MFHR Bonds, Telluride
                  Village Apartments Project, 6.40%,
                  7/1/23                                        1,002,750
                                                          ---------------
                                                                1,314,207
                                                          ---------------
OTHER REVENUE (10.3%)
      140,000   Blackhawk, CO, Device Tax RV, 5.60%,
                  12/1/04                                         141,880
      145,000   Blackhawk, CO, Device Tax RV, 5.70%,
                  12/1/05                                         147,440
    3,000,000   Castle Rock Ranch CO, PFA RV, 6.25%,
                  12/1/17(b)                                    3,226,440
    1,000,000   Highlands Ranch, CO, Metropolitan
                  District #2, GO Bonds, FSA insured,
                  6.50%, 6/15/11                                1,124,650
    1,210,000   Montrose County, CO, COP, Series A,
                  6.40%, 12/1/12                                1,243,033
      355,000   Pueblo, CO, COP, Public Parking-Lease,
                  Purchase & Sublease, 6.90%, 7/1/15              369,310
                                                          ---------------
                                                                6,252,753
                                                          ---------------
POWER REVENUE (3.9%)
    2,500,000   Puerto Rico, Electric Power Authority
                  RV, Series X, 5.50%, 7/1/25                   2,401,525
                                                          ---------------
SALES TAX REVENUE (1.0%)
      590,000   Westminster, CO, Sales & Use Tax RV,
                  Series A, FGIC insured, 5.25%, 12/1/11          585,570
                                                          ---------------
SINGLE FAMILY HOUSING REVENUE (25.7%)
    1,915,000   Adams County, CO, SFM RV, Series A-2,
                  8.70%, 6/1/12                                 2,081,509
    3,390,000   Colorado HFA, SFM RV, Series B-2, 7.45%,
                  11/1/27                                       3,820,191
      470,000   Colorado HFA, SFM RV, Series B-2, 7.50%,
                  12/1/16                                         526,062
    1,710,000   Colorado HFA, SFM RV, Series C-2, 7.45%,
                  6/1/17                                        1,920,091
 FACE/SHARE                     SECURITY
   AMOUNT                     DESCRIPTION                      VALUE
----------------------------------------------------
                   COLORADO TAX-FREE FUND (continued)
----------------------------------------------------

MUNICIPAL BONDS (continued)
SINGLE FAMILY HOUSING REVENUE (continued)

    1,855,000   Colorado HFA, SFM RV, Series D-1,
                  remarketed 7/15/94, 8.00%, 12/1/24      $     2,089,398
    1,650,000   Colorado HFA, SFM RV, Series D-2, 7.10%,
                  6/1/14                                        1,818,119
    3,000,000   Colorado HFA, SFM RV, Series D-2,
                  remarketed 11/15/94, 8.13%, 6/1/25            3,382,740
                                                          ---------------
                                                               15,638,110
                                                          ---------------
SPORTS FACILITIES REVENUE (1.4%)
      500,000   Summit County, CO, Sports Facilities RV,
                  Keystone Resorts Management Project,
                  Ralston Purina Corp. LOC, 7.38%,
                  9/1/10                                          578,675
      250,000   Summit County, CO, Sports Facilities RV,
                  Keystone Resorts Management Project,
                  Ralston Purina Corp. LOC, 7.75%,
                  9/1/06                                          293,170
                                                          ---------------
                                                                  871,845
                                                          ---------------
TRANSPORTATION REVENUE (2.6%)
    1,490,000   Arapahoe County, CO, Capital
                  Improvements & Transportation Highway
                  RV, Series E-470, MBIA insured,
                  remarketed 8/31/95, 6.15%, 8/31/26            1,573,500
                                                          ---------------
UTILITIES REVENUE (5.3%)
    1,250,000   Arapahoe County, CO, Utilities RV, Water
                  & Wastewater Authority Revenue, 6.25%,
                  12/1/20                                       1,249,236
    1,000,000   Commonwealth of Puerto Rico, Aqueduct &
                  Sewer Authority RV, 5.00%, 7/1/19               915,570
    1,000,000   Upper Eagle Regional Water Authority,
                  CO, Water RV, Water Refining &
                  Improvement, Eagle County, 6.38%,
                  12/1/10                                       1,066,620
                                                          ---------------
                                                                3,231,426
                                                          ---------------
TOTAL MUNICIPALS (COST $54,017,584)                            55,936,788
                                                          ---------------

                                                                    [LOGO]
See Notes to Schedules of Investments.

 SCHEDULES OF INVESTMENTS (continued)                               MAY 31, 1997

--------------------------------------------------------------------------------

 FACE/SHARE                     SECURITY
   AMOUNT                     DESCRIPTION                      VALUE

-----------------------------------------------------------------
                   COLORADO TAX-FREE FUND (continued)
----------------------------------------------------
SHORT-TERM HOLDINGS (8.2%)
    2,000,000   Moffat County, CO, PCR Bonds, AMBAC
                  insured, 4.05% V/R, 7/1/10(c)           $     2,000,000
      265,082   Norwest Municipal Money Market Fund               265,082
    2,750,000   Pitkin County, CO, MFHR Bonds,
                  Centennial, Series A, Credit Lyonnais,
                  LOC, Series A, 4.00% V/R, 12/1/24(c)          2,750,000
                                                          ---------------

TOTAL SHORT-TERM HOLDINGS (COST $5,015,082)                     5,015,082
                                                          ---------------

TOTAL INVESTMENTS (100.0%)
  (COST $59,032,666)                                      $    60,951,870
                                                          ---------------
                                                          ---------------
----------------------------------------------------
                         MINNESOTA TAX-FREE FUND
----------------------------------------------------
MUNICIPAL BONDS (94.4%)
EDUCATION FACILITIES REVENUE (10.6%)
      500,000   Minnesota Higher EFA RV, College of St.
                  Benedict, Series 3-W, 6.00%, 3/1/07     $       519,890
    1,000,000   Minnesota Higher EFA RV, Hamline
                  University, Series 4-I, 6.00%, 10/1/16        1,015,250
    3,500,000   University of Minnesota RV, Series A,
                  5.50%, 7/1/21                                 3,492,860
                                                          ---------------
                                                                5,028,000
                                                          ---------------
GENERAL OBLIGATION--POLITICAL SUBDIVISION (5.8%)
    1,000,000   Bloomington, MN, GO Bonds, 6.00%,
                  12/1/99                                       1,041,500
      100,000   Bloomington, MN, Tax Increment GO Bonds,
                  9.70%, 2/1/04                                   127,114
      210,000   Bloomington, MN, Tax Increment GO Bonds,
                  9.75%, 2/1/07                                   273,340
    1,100,000   Maple Grove, MN, GO Bonds, Series A,
                  5.20%, 2/1/17                                 1,061,192
      245,000   Waconia, MN, GO Bonds, Water Revenue,
                  6.00%, 6/1/07                                   254,229
                                                          ---------------
                                                                2,757,375
                                                          ---------------
GENERAL OBLIGATION--SCHOOL DISTRICTS (16.2%)
    1,675,000   Burnsville, MN, Independent SD #191, GO
                  Bonds, SCEP, Series A, 5.13%, 2/1/17          1,600,915

 FACE/SHARE                     SECURITY
   AMOUNT                     DESCRIPTION                      VALUE
----------------------------------------------------
                   MINNESOTA TAX-FREE FUND (continued)
----------------------------------------------------

MUNICIPAL BONDS (continued)
GENERAL OBLIGATION--SCHOOL DISTRICTS (continued)

      500,000   Chaska, MN, Independent SD #112, GO
                  Bonds, SCEP, Series B, 6.00%, 2/1/13    $       519,980
    1,000,000   Farmington, MN, Independent SD #192, GO
                  Bonds, Series A, FSA insured, 5.30%,
                  6/1/20                                          958,350
    1,650,000   Minnetonka, MN, Independent SD #276, GO
                  Bonds, State Credit Enhancement
                  Program, Series B, 5.75%, 2/1/22              1,679,485
    2,200,000   Wayzata, MN, Independent SD #284, GO
                  Bonds, Series A, 5.35%, 2/1/15                2,170,410
    1,285,000   West St. Paul, MN, Independent SD #197,
                  GO Bonds, Capital Appreciation-School
                  Building Project, MBIA insured, 0.00%
                  (5.90% effective yield), 2/1/08                 724,778
                                                          ---------------
                                                                7,653,918
                                                          ---------------
GENERAL OBLIGATION--STATES, TERRITORIES (3.1%)
    1,500,000   Minnesota State, GO Bonds, 5.25%, 8/1/15        1,468,095
                                                          ---------------
HEALTH CARE REVENUE (23.0%)
    1,000,000   Brainerd, MN, Health Care Facilities RV,
                  Benedictine Health--St. Joseph's
                  Health Center, Series 1993 E, Connie
                  Lee insured, 6.00%, 2/15/20                   1,016,220
      500,000   Duluth, MN, EDA, Hospital Facilities RV,
                  St. Luke's Hospital of Duluth, Series
                  B, Connie Lee insured, 6.40%, 5/1/18            519,030
      500,000   Glencoe, MN, Health Care RV, 6.40%,
                  12/1/15(o)                                      495,350
      690,000   Glencoe, MN, Hospital RV, 6.63%,
                  4/1/11(o)                                       704,828
    1,000,000   Hibbing, MN, Health Care Facilities RV,
                  Duluth Clinic Ltd., FSA insured,
                  5.50%, 11/1/16                                  987,040

                                                                    [LOGO]
See Notes to Schedules of Investments.

 SCHEDULES OF INVESTMENTS (CONTINUED)                               MAY 31, 1997

--------------------------------------------------------------------------------

 FACE/SHARE                     SECURITY
   AMOUNT                     DESCRIPTION                      VALUE
----------------------------------------------------
                   MINNESOTA TAX-FREE FUND (continued)
----------------------------------------------------

MUNICIPAL BONDS (continued)
HEALTH CARE REVENUE (continued)

      780,000   Mankato, MN, Hospital Facilities RV, 1st
                  Mortgage--Immanuel
                  St. Joseph's Project, Series A, 6.30%,
                  8/1/22                                  $       807,058
    1,000,000   Minneapolis & St. Paul, MN, Housing &
                  Redevelopment Authority Health Care
                  System, Childrens Health Care RV,
                  Series A, FSA insured, 5.70%, 8/15/16         1,010,310
      500,000   Minneapolis & St. Paul, MN, Housing &
                  Redevelopment Authority Health Care
                  System, Health Care RV, Group Health
                  Plan, Inc., Project, 6.75%, 12/1/13             541,590
      600,000   Minneapolis & St. Paul, MN, Housing &
                  Redevelopment Authority Health Care
                  System, Health Care RV, HealthOne
                  Obligated Group Project, Series A,
                  MBIA insured, 7.40%, 8/15/11                    652,656
    1,000,000   Minneapolis & St. Paul, MN, Housing &
                  Redevelopment Authority Health Care
                  System, Healthspan, Series A, AMBAC
                  insured, 5.00%, 11/15/13                        937,020
    2,000,000   Minnesota Agriculture & Economic
                  Development, Health Care RV, Fairview
                  Hospital, Series A, MBIA insured,
                  5.75%, 11/15/26                               1,995,700
      115,000   Red Wing, MN, Health Care Facilities RV,
                  River Region Obligated Group, Series
                  1993 B, 6.35%, 9/1/07                           121,325
    1,000,000   Rochester, MN, Health Care Facilities
                  RV, Mayo Medical Center, Series F,
                  6.25%, 11/15/21                               1,052,530
                                                          ---------------
                                                               10,840,657
                                                          ---------------
 FACE/SHARE                     SECURITY
   AMOUNT                     DESCRIPTION                      VALUE
----------------------------------------------------
                   MINNESOTA TAX-FREE FUND (continued)
----------------------------------------------------

MUNICIPAL BONDS (continued)

MULTI-FAMILY HOUSING REVENUE (6.2%)
      660,000   Minnesota State, HFA, Housing
                  Development RV, 6.25%, 2/1/20           $       666,903
      550,000   Minnesota State, HFA, Housing
                  Development RV, Series A, 6.85%,
                  2/1/07                                          578,820
      700,000   Minnesota State, HFA, MFHR Bonds, 6.38%,
                  2/1/20                                          707,462
      495,000   Minnesota State, HFA, Rental Housing RV,
                  Series B, 6.25%, 8/1/22                         500,019
      485,000   Minnesota State, HFA, Rental Housing RV,
                  Series D, MBIA insured, 5.90%, 8/1/15           491,009
                                                          ---------------
                                                                2,944,213
                                                          ---------------
NURSING HOME REVENUE (5.0%)
      500,000   Minneapolis, MN, Health Care Facilities
                  RV, Ebenezer Society Project, Series
                  A, 7.20%, 7/1/23(o)                             507,870
      750,000   Moorhead, MN, EDA, MFHR Bonds, Eventide
                  Project, Series A, 8.00%, 9/1/11(o)             811,043
      500,000   Vadnais Heights, MN, SFM RV, 6.00%,
                  11/1/09                                         513,195
      500,000   Waconia, MN, Housing & Redevelopment
                  Authority RV, The Evangelical Lutheran
                  Project, Series A, 5.85%, 6/1/06                514,595
                                                          ---------------
                                                                2,346,703
                                                          ---------------
OTHER GUARANTEED MUNICIPALS (0.5%)
      200,000   Bemidji, MN, Hospital Facilities, Health
                  Care First Mortgage RV, North Country
                  Health Services Project, Series 1991
                  A, 7.00%, 9/1/11, P/R 9/1/01 @ 102              222,160
                                                          ---------------
OTHER REVENUE (2.7%)
      250,000   Duluth, MN, Gross RV, Spirit Mountain
                  Recreation Area, Series 1992, 6.40%,
                  2/1/03(o)                                       255,698

                                                                    [LOGO]
See Notes to Schedules of Investments.

 SCHEDULES OF INVESTMENTS (CONTINUED)                               MAY 31, 1997

--------------------------------------------------------------------------------

 FACE/SHARE                     SECURITY
   AMOUNT                     DESCRIPTION                      VALUE
----------------------------------------------------
                   MINNESOTA TAX-FREE FUND (continued)
----------------------------------------------------

MUNICIPAL BONDS (continued)
OTHER REVENUE (continued)

    1,000,000   Minnesota Iron Range Resources &
                  Rehabilitation Gross RV, Giants Ridge
                  Recreational Area, 7.25%, 10/1/11(o)    $     1,012,650
                                                          ---------------
                                                                1,268,348
                                                          ---------------
POLLUTION CONTROL REVENUE (4.7%)
    1,000,000   Minnesota Public Facilities Authority,
                  Water PCR Bonds, Series A, 7.00%,
                  3/1/05                                        1,139,880
    1,000,000   Minnesota Public Facilities Authority,
                  Water PCR Bonds, Series A, 6.50%,
                  3/1/14                                        1,084,461
                                                          ---------------
                                                                2,224,341
                                                          ---------------
POWER REVENUE (10.6%)
    1,135,000   Northern Minnesota Municipal Power
                  Agency, Electric System RV, Series A,
                  5.00%, 1/1/21                                 1,030,534
    1,000,000   Northern Minnesota Municipal Power
                  Agency, Electric System RV, Series B,
                  AMBAC insured, 5.50%, 1/1/18                    986,020
    1,000,000   Puerto Rico, Electric Power Authority
                  RV, Series X, 5.50%, 7/1/25                     960,610
    6,000,000   Southern Minnesota Municipal Power
                  Agency, Power Supply System RV, Series
                  A, MBIA insured, 0.00% (5.78%
                  effective yield), 1/1/24                      1,298,700
      750,000   Southern Minnesota Municipal Power
                  Agency, Power Supply System RV, Series
                  B, AMBAC insured, 5.00%, 1/1/13                 708,804
                                                          ---------------
                                                                4,984,668
                                                          ---------------
SINGLE FAMILY HOUSING REVENUE (4.9%)
      970,000   Minnesota State, HFA, SFM RV, remarketed
                  8/12/92, 6.25%, 1/1/15                          997,616
 FACE/SHARE                     SECURITY
   AMOUNT                     DESCRIPTION                      VALUE
----------------------------------------------------
                   MINNESOTA TAX-FREE FUND (continued)
----------------------------------------------------

MUNICIPAL BONDS (continued)
SINGLE FAMILY HOUSING REVENUE (continued)

      600,000   Minnesota State, HFA, SFM RV, Series A,
                  5.95%, 1/1/17                           $       607,482
      675,000   St. Paul, MN, Housing & Redevelopment
                  Authority, SFM RV, FNMA Mortgage
                  Backed Securities Program, FNMA
                  insured, mandatory extraordinary
                  redemption @ 100, 3/1/07, 6.25%,
                  9/1/14                                          699,854
                                                          ---------------
                                                                2,304,952
                                                          ---------------
TRANSPORTATION REVENUE (1.1%)
      500,000   Commonwealth of Puerto Rico Highway &
                  Transportation Authority RV, Series W,
                  FSA insured, 5.50%, 7/1/13                      508,810
                                                          ---------------

TOTAL MUNICIPALS (COST $43,400,974)                            44,552,240
                                                          ---------------
SHORT-TERM HOLDINGS (5.6%)
    1,315,000   Fridley, MN, IDR Bonds, Longview Fibre
                  Co., Algemene Bank Netherlands-Amro
                  Bank, LOC, 3.95% V/R, 1/1/03(c)               1,315,000
       44,950   Norwest Municipal Money Market Fund                44,950
      200,000   Robbinsdale, MN, IDR Bonds, Unicare
                  Homes, Inc. Project, Banque Paribas,
                  LOC, 4.30% V/R, 10/1/14(c)                      200,000
    1,100,000   St. Paul, MN, IDR Bonds, Housing &
                  Redevelopment Authority, United Way
                  Project, First Bank, LOC, 3.95% V/R,
                  12/1/18(c)                                    1,100,000
                                                          ---------------

TOTAL SHORT-TERM HOLDINGS (COST $2,659,950)                     2,659,950
                                                          ---------------

TOTAL INVESTMENTS (100.0%)
  (COST $46,060,924)                                      $    47,212,190
                                                          ---------------
                                                          ---------------

                                                                    [LOGO]
See Notes to Schedules of Investments.

 SCHEDULES OF INVESTMENTS (continued)                               MAY 31, 1997

--------------------------------------------------------------------------------

 FACE/SHARE                     SECURITY
   AMOUNT                     DESCRIPTION                      VALUE

-----------------------------------------------------------------
                       CONSERVATIVE BALANCED FUND
----------------------------------------------------
 STABLE INCOME INVESTMENT STYLE (14.9%)
ASSET BACKED SECURITIES (3.7%)
      298,902   AFC Home Equity Loan Trust, Series
                  1995-2 A1, 7.19% V/R, 7/25/26           $       300,863
      524,748   Bear Stearns Secured Investors Trust,
                  Series 1991-2 H, 7.50%, 9/20/20                 527,180
      116,913   GMAC Grantor Trust, Series 1993-B A,
                  4.00%, 9/15/98                                  116,843
      260,901   Green Tree Financial Corp., Series
                  1993-3 A3, 5.20%, 10/15/18                      261,008
        6,584   Green Tree Financial Corp., Series
                  1994-4 A1, 6.55%, 7/15/19                         6,595
      500,000   Green Tree Financial Corp., Series
                  1995-10 A4, 6.30%, 2/15/27                      490,830
      500,000   HCLT, Series 1997-1, A3, 6.04% V/R,
                  3/15/07                                         498,907
      331,880   SBA, Adjustable Rate Pool 500806, 7.00%,
                  2/25/14                                         339,763
      105,735   SBA, Adjustable Rate Pool 501017, 6.88%,
                  9/25/14                                         108,776
      223,431   SBA, Adjustable Rate Pool 502966, 9.73%,
                  5/25/15                                         246,816
      220,989   SBA, Adjustable Rate Pool 503249, 8.38%,
                  4/25/07                                         230,106
      243,516   SBA, Adjustable Rate Pool 503250, 9.73%,
                  3/25/09                                         266,651
      244,842   SBA, Adjustable Rate Pool 503398, 8.88%,
                  5/25/13                                         269,633
      458,799   SBA, Adjustable Rate Pool 503405, 8.63%,
                  5/25/13                                         504,679
      223,415   SBA, Adjustable Rate Pool 503653, 9.13%,
                  1/25/10                                         241,629
      323,295   SASC, Series 1996-C1 A, 5.94% V/R,
                  10/25/10                                        323,093
                                                          ---------------
TOTAL ASSET BACKED SECURITIES (COST $4,744,530)
                                                                4,733,372
                                                          ---------------
COLLATERALIZED MORTGAGE OBLIGATIONS (4.8%)
      900,000   FHLB, Series DU-98, 4.60%, 8/3/98                 892,125

 FACE/SHARE                     SECURITY
   AMOUNT                     DESCRIPTION                      VALUE
----------------------------------------------------
                 CONSERVATIVE BALANCED FUND (continued)
----------------------------------------------------

COLLATERALIZED MORTGAGE OBLIGATIONS (continued)

      500,000   FHLMC, Series 1625DA, 5.50%, 7/15/04      $       497,145
      189,046   FNMA, Series 1994-1 A1, 5.89% V/R,
                  10/1/04                                         188,810
      500,000   MLCC Mortgage Investors, Inc., Series
                  1994-A, 6.49% V/R, 7/15/19                      507,813
      193,385   MLCC Mortgage Investors, Inc., Series
                  1994-B A1, 6.09% V/R, 12/15/19                  193,637
      274,127   MNB Mortgage Home Equity Loan ABS
                  Certificates, Series 1990-1 A, 9.50%,
                  6/25/19                                         274,128
      500,000   PRAT, Series 1997-1B, 6.55%, 9/6/03               496,563
      535,830   RTC, Series 1992-7 A2D, 8.35%, 6/25/29            543,198
      480,319   RTC, Series 1992-18P A4, 6.70% V/R,
                  4/25/28                                         478,519
      469,551   RTC, Series 1992-C2 A2, 6.75% V/R,
                  10/25/21                                        469,991
      791,657   RTC, Series 1992-C3 A3, 6.90% V/R,
                  8/25/23                                         792,152
      746,030   RTC, Series 1992-M3 A4, 7.75% V/R,
                  7/25/30                                         747,430
                                                          ---------------

TOTAL COLLATERALIZED MORTGAGE OBLIGATIONS (COST
  $6,047,799)                                                   6,081,511
                                                          ---------------
CORPORATE BONDS & NOTES (1.5%)
      537,000   Chase Manhattan Corp., 10.13%, 11/1/00            590,981
      300,000   Chrysler Financial Corp., 6.26%, 7/20/98          300,285
      475,000   Newell Co., 6.18%, 7/11/00                        468,199
      500,000   Transamerica Financial, 6.41%, 6/20/00            495,559
                                                          ---------------

TOTAL CORPORATE BONDS & NOTES (COST $1,858,373)
                                                                1,855,024
                                                          ---------------
GOVERNMENT AGENCY BONDS & NOTES (0.4%)
      500,000   FHLB, 4.65% V/R, 3/11/98 (cost $486,910)          494,871
                                                          ---------------

                                                                    [LOGO]
See Notes to Schedules of Investments.

 SCHEDULES OF INVESTMENTS (CONTINUED)                               MAY 31, 1997

--------------------------------------------------------------------------------

 FACE/SHARE                     SECURITY
   AMOUNT                     DESCRIPTION                      VALUE
----------------------------------------------------
                 CONSERVATIVE BALANCED FUND (continued)
----------------------------------------------------
MORTGAGE BACKED SECURITIES (1.3%)
      347,773   FNMA, ARM, Pool 318464, 7.54%, 4/1/25     $       359,548
      655,728   FNMA, ARM, Pool 321051, 7.73%, 8/1/25             681,282
      266,062   FNMA, ARM, Pool 331866, 7.24%, 12/1/25            274,546
      327,054   FNMA, ARM, Pool 46698, 7.13% V/R,
                  12/1/15                                         340,830
                                                          ---------------

TOTAL MORTGAGE BACKED SECURITIES (COST $1,619,598)
                                                                1,656,206
                                                          ---------------
MUNICIPAL BONDS (0.7%)
      330,000   Los Angeles County California, Taxable
                  Pension Obligation Bonds, Series D,
                  MBIA County GTD, 6.02%, 6/30/97                 330,069
      500,000   Utah State SD Financial Corp. RV, 6.90%,
                  2/15/10, putable 8/17/98 @ 100                  505,412
                                                          ---------------
TOTAL MUNICIPAL BONDS (COST $847,830)                             835,481
                                                          ---------------
RECEIVABLES BACKED SECURITIES (0.5%)
      128,368   Daimler-Benz Auto Grantor Trust, Series
                  1993-A A, 3.90%, 10/15/98                       127,928
      364,479   First Merchants Grantor Trust, Series
                  1996-2 A, 6.85%, 11/15/01                       365,049
      109,545   Honda Auto Receivables Grantor Trust,
                  Series 1994-A A, 4.80%, 8/15/99                 109,440
                                                          ---------------

TOTAL RECEIVABLES BACKED SECURITIES (COST $599,720)
                                                                  602,417
                                                          ---------------
REPURCHASE AGREEMENTS (1.1%)
    1,591,622   BancAmerica, 5.57%, 6/2/97, to be
                  repurchased at $1,592,361 (cost
                  $1,591,622)                                   1,591,622
                                                          ---------------
U.S. TREASURY NOTES (0.9%)
    1,250,000   5.88%, 2/15/04 (cost $1,211,917)(d)             1,202,346
                                                          ---------------

TOTAL STABLE INCOME INVESTMENT STYLE (COST $19,008,299)
                                                               19,052,850
                                                          ---------------

 FACE/SHARE                     SECURITY
   AMOUNT                     DESCRIPTION                      VALUE
----------------------------------------------------
                 CONSERVATIVE BALANCED FUND (continued)
----------------------------------------------------
 MANAGED FIXED INCOME INVESTMENT STYLE (16.0%)
ASSET BACKED SECURITIES (2.5%)
      500,000   EQCC Home Equity Loan Trust, Series
                  1996-2 A4, 7.50%, 6/15/21               $       506,085
      250,000   FHLMC, Series 1832 D, 6.50%, 6/15/08              246,990
      500,000   GNMA, Series 1994-7 PG, 6.50%, 8/16/17            491,195
      400,000   Green Tree Financial Corp., Series
                  1994-1 A4, 7.20%, 4/15/19                       405,724
      600,000   Green Tree Financial Corp., Series
                  1995-5 A5, 6.90%, 9/15/26                       598,260
      500,000   Green Tree Financial Corp., Series
                  1995-10 A4, 6.30%, 2/15/27                      490,830
      481,121   SASC, Series 1192-M1, 7.05%, 11/25/07             483,526
                                                          ---------------

TOTAL ASSET BACKED SECURITIES (COST $3,208,355)
                                                                3,222,610
                                                          ---------------
COLLATERALIZED MORTGAGE OBLIGATIONS (3.3%)
      400,000   American Housing Trust, Series VI, Class
                  I-I, 9.15%, 5/25/20                             429,937
      269,405   CMC Securities Corp. II, Series 1993-2I
                  A2, 7.05%, 9/25/23                              274,624
      500,000   FNMA, Series 1994-M1 B, 6.50% V/R,
                  10/25/03                                        487,812
      423,111   L.F. Rothschild Mortgage Trust, Series
                  2Z, 9.95%, 8/1/17                               459,779
      529,427   Merrill Lynch Mortgage Investors, Inc.,
                  Series 1994-I, 7.88%, 1/25/05                   539,850
      650,000   RFMSI, ARM, 7.00%, 5/25/24                        642,187
      367,230   RTC, Series 1992-4 A2, 7.63% V/R,
                  7/25/28                                         375,378
      200,000   RTC, Series 1995 1 A2C, 7.50%, 10/25/28           200,695
      500,000   Vendee Mortgage Trust, Series 1995-1C
                  3E, 8.00%, 7/15/18                              514,914

                                                                    [LOGO]
See Notes to Schedules of Investments.

 SCHEDULES OF INVESTMENTS (CONTINUED)                               MAY 31, 1997

--------------------------------------------------------------------------------

 FACE/SHARE                     SECURITY
   AMOUNT                     DESCRIPTION                      VALUE
----------------------------------------------------
                 CONSERVATIVE BALANCED FUND (continued)
----------------------------------------------------

COLLATERALIZED MORTGAGE OBLIGATIONS (continued)

      250,000   Vendee Mortgage Trust, Series 1997-1 2C,
                  7.50%, 9/15/17                          $       251,940
                                                          ---------------

TOTAL COLLATERALIZED MORTGAGE OBLIGATIONS (COST
  $4,200,327)                                                   4,177,116
                                                          ---------------
CORPORATE BONDS & NOTES (8.7%)
      250,000   Allied Signal, Inc., 9.88%, 6/1/02                281,090
      400,000   Applied Materials, 7.00%, 9/6/05                  393,260
      400,000   CIT Group Holdings, 6.15%, 12/15/02               387,888
      500,000   Cargill, Inc., 8.35%, 2/12/11(b)(o)               526,065
      100,000   Charles Schwab Corp., 7.19%, 5/31/01              100,670
      200,000   Charles Schwab Corp., 6.25%, 1/23/03              192,243
      400,000   Chase Manhattan Corp., 8.63%, 5/1/02              427,496
      500,000   Chrysler Financial Corp., 5.38%,
                  10/15/98                                        496,050
      400,000   Citicorp, 9.50%, 2/1/02                           439,103
      100,000   Coca Cola Bottling Co., 6.85%, 11/01/07            96,499
      300,000   Colonial Pipeline, 7.13%, 8/15/02(b)              302,250
      400,000   Continental Bank, N.A., 11.25%, 7/1/01            420,056
      250,000   Corestates Capital Corp., 5.88%,
                  10/15/03                                        235,141
      200,000   Fina Oil & Chemical, 6.88%, 7/15/01               199,961
      200,000   First Bank N.A., 6.00%, 10/15/03                  189,485
      300,000   First Bank Systems, Inc., 7.63%, 5/1/05           307,179
      200,000   Fletcher Challenge Cap Canada, 7.75%,
                  6/20/06                                         204,281
      400,000   Florida Residential Property & Casualty,
                  7.25%, 7/1/02(b)                                399,465
      200,000   Hyundai Semiconductor, 8.25%, 5/15/04(b)          200,402
      250,000   International Lease Finance Corp.,
                  6.43%, 3/1/00                                   248,380
      250,000   Levi Strauss & Co., 6.80%, 11/1/03(b)(o)          246,859
 FACE/SHARE                     SECURITY
   AMOUNT                     DESCRIPTION                      VALUE
----------------------------------------------------
                 CONSERVATIVE BALANCED FUND (continued)
----------------------------------------------------

CORPORATE BONDS & NOTES (continued)

      300,000   Lucent Technologies Inc., 6.90%, 7/15/01  $       301,296
      200,000   May Department Stores, 9.88%, 6/15/00             216,935
      500,000   Paine Webber Group, Inc., 7.00%, 3/1/00           501,770
      100,000   Petroleum Geo-Services, 7.50%, 3/31/07            100,053
      450,000   Philip Morris Cos., Inc., 7.63%, 5/15/02          458,817
      250,000   Philips Electronics, 6.75%, 8/15/03               243,570
      250,000   Potomac Capital Investment Corp., 7.32%,
                  4/14/00(b)                                      253,270
      500,000   Reinsurance Group of America, 7.25%,
                  4/1/06(b)(o)                                    495,445
      250,000   Reynolds & Reynolds, 7.00%, 12/15/06              244,096
      250,000   Royal Caribbean Cruises, 7.13%, 9/18/02           250,372
      325,000   Scholastic Corp., 7.00%, 12/15/03                 320,715
      300,000   Terra Nova Holdings, 10.75%, 7/1/05               333,044
      100,000   Texas Instrument, 9.25%, 6/15/03                  111,207
      300,000   Transamerica Financial, 6.41%, 6/20/00            297,335
      500,000   Tyco International Ltd., 6.38%, 1/15/04           481,338
      250,000   Vastar Resources, Inc., 6.95%, 11/8/06            242,697
                                                          ---------------

TOTAL CORPORATE BONDS & NOTES (COST $11,104,318)
                                                               11,145,783
                                                          ---------------
MORTGAGE BACKED SECURITIES (0.5%)
      453,780   FNMA, Pool 342042, 7.50% V/R, 6/1/25              468,796
      231,839   FNMA, Pool 344689, 7.73%, 11/1/25                 239,747
                                                          ---------------

TOTAL MORTGAGE BACKED SECURITIES (COST $702,176)
                                                                  708,543
                                                          ---------------
RECEIVABLES BACKED SECURITIES (0.5%)
      300,000   Keystone/Lehman Title I Loan Trust,
                  Series 1996-2, 7.45%, 11/25/10                  302,682

                                                                    [LOGO]
See Notes to Schedules of Investments.

 SCHEDULES OF INVESTMENTS (CONTINUED)                               MAY 31, 1997

--------------------------------------------------------------------------------

 FACE/SHARE                     SECURITY
   AMOUNT                     DESCRIPTION                      VALUE
----------------------------------------------------
                 CONSERVATIVE BALANCED FUND (continued)
----------------------------------------------------

RECEIVABLES BACKED SECURITIES (continued)

      300,000   Standard Credit Card Master Trust,
                  Series 1991-3 B, 9.25%, 9/7/99          $       310,922
                                                          ---------------

TOTAL RECEIVABLES BACKED SECURITIES (COST $614,578)
                                                                  613,604
                                                          ---------------
REPURCHASE AGREEMENTS (0.1%)
       76,481   BancAmerica, 5.57%, 6/2/97, to be
                  repurchased at $76,516 (cost
                  $76,481)(e)                                      76,481
                                                          ---------------
U.S. TREASURY NOTES (0.4%)
      500,000   6.38%, 5/15/99 (cost $503,907)                    501,564
                                                          ---------------
TOTAL MANAGED FIXED INCOME INVESTMENT STYLE (COST
  $20,410,142)                                                 20,445,701
                                                          ---------------
 POSITIVE RETURN INVESTMENT STYLE (16.1%)
ASSET BACKED SECURITIES (0.8%)
    1,000,000   Discover Master Card Trust I, Series
                  1993-1, 5.96%, 10/16/01 (cost
                  $1,003,437)                                   1,003,770
                                                          ---------------
GOVERNMENT AGENCY BONDS & NOTES (1.6%)
    1,000,000   FFCB, 5.58% V/R, 7/1/97                         1,000,203
    1,000,000   FNMA, 5.58% V/R, 6/11/97                        1,000,031
                                                          ---------------

TOTAL GOVERNMENT AGENCY BONDS & NOTES (COST $1,999,460)
                                                                2,000,234
                                                          ---------------
CORPORATE BONDS & NOTES (0.6%)
      750,000   Morgan Guaranty Trust Co., 5.72% V/R,
                  8/21/98 (cost $750,000)                         750,156
                                                          ---------------
RECEIVABLES BACKED SECURITIES (1.5%)
    1,000,000   Carco Auto Loan Master Trust, Series
                  1993-1 A, 6.03% V/R, 1/18/00                  1,000,770
      900,000   Chevy Chase Master Credit Card Trust,
                  Series 1994-2, Class A, 5.89% V/R,
                  10/15/99                                        901,530
                                                          ---------------

TOTAL RECEIVABLES BACKED SECURITIES (COST $1,904,155)
                                                                1,902,300
                                                          ---------------
 FACE/SHARE                     SECURITY
   AMOUNT                     DESCRIPTION                      VALUE
----------------------------------------------------
                 CONSERVATIVE BALANCED FUND (continued)
----------------------------------------------------
REPURCHASE AGREEMENTS (2.3%)
    2,973,945   BancAmerica, 5.57%, 6/2/97, to be
                  repurchased at $2,975,326 (cost
                  $2,973,945)(e)                          $     2,973,945
                                                          ---------------
U.S. TREASURY OBLIGATIONS (9.3%)
U.S. TREASURY BONDS (7.7%)
      325,000   7.50%, 11/15/24                                   345,313
    4,600,000   6.88%, 8/15/25(d)                               4,545,380
    5,650,000   6.00%, 2/15/26(d)                               4,973,768
                                                          ---------------

TOTAL U.S. TREASURY BONDS (COST $10,124,969)                    9,864,461
                                                          ---------------
U.S. TREASURY NOTES (1.6%)
    1,000,000   5.63%, 10/31/97(d)                              1,001,251
    1,000,000   5.63%, 1/31/98(d)                                 999,063
                                                          ---------------

TOTAL U.S. TREASURY NOTES (COST $1,995,938)                     2,000,314
                                                          ---------------

TOTAL U.S. TREASURY OBLIGATIONS (COST $12,120,907)
                                                               11,864,775
                                                          ---------------

TOTAL POSITIVE RETURN INVESTMENT STYLE (COST
  $20,751,904)                                                 20,495,180
                                                          ---------------
 TOTAL RETURN BOND INVESTMENT STYLE (16.0%)
GOVERNMENT AGENCY BONDS & NOTES (0.4%)
       75,000   FHLMC, 6.45%, 6/4/99                               75,170
      225,000   FNMA, 5.92%, 4/3/98                               225,136
      200,000   FNMA, 5.89%, 11/13/98                             199,228
                                                          ---------------

TOTAL GOVERNMENT AGENCY BONDS & NOTES (COST $500,000)
                                                                  499,534
                                                          ---------------
CORPORATE BONDS & NOTES (2.3%)
      300,000   AT&T Capital Corp., 6.26%, 2/18/99                298,984
      150,000   Chrysler Financial Corp., 9.50%,
                  12/15/99                                        160,121
      550,000   GMAC, Medium Term Notes, 5.63%, 10/19/98          545,448
      275,000   McDermott International, Inc., 7.94%,
                  6/25/97                                         275,350
      180,000   McDermott International, Inc., 6.50%,
                  4/23/98                                         179,773
      300,000   Puget Sound Power & Light, 6.41%,
                  9/16/99                                         298,592

                                                                    [LOGO]
See Notes to Schedules of Investments.

 SCHEDULES OF INVESTMENTS (CONTINUED)                               MAY 31, 1997

--------------------------------------------------------------------------------

 FACE/SHARE                     SECURITY
   AMOUNT                     DESCRIPTION                      VALUE
----------------------------------------------------
                 CONSERVATIVE BALANCED FUND (continued)
----------------------------------------------------

CORPORATE BONDS & NOTES (continued)

      100,000   Texas Utilities Electric Co., 9.50%,
                  8/1/99                                  $       105,212
      350,000   Union Oil of California, 7.24%, 4/1/99            354,671
      200,000   Union Pacific Corp., 6.25%, 3/15/99               199,177
      280,000   USX Corp., 8.88%, 9/15/97                         282,335
      225,000   USX Corp., 6.38%, 7/15/98                         224,840
                                                          ---------------

TOTAL CORPORATE BONDS & NOTES (COST $2,948,973)
                                                                2,924,503
                                                          ---------------
MORTGAGE BACKED SECURITIES (2.4%)
      150,050   GNMA, Pool 345066, 6.50%, 10/15/23                143,443
      436,872   GNMA, Pool 352001, 6.50%, 12/15/23                417,637
      450,388   GNMA, Pool 354665, 6.50%, 10/15/23                430,557
      228,458   GNMA, Pool 354692, 6.50%, 11/15/23                218,399
      557,434   GNMA, Pool 354711, 6.50%, 12/15/23                532,891
      220,673   GNMA, Pool 361398, 6.50%, 1/15/24                 210,610
      205,825   GNMA, Pool 366641, 6.50%, 11/15/23                196,762
      434,425   GNMA, Pool 376400, 6.50%, 2/15/24                 414,616
      445,891   GNMA, Pool 780144, 7.00%, 7/15/24                 436,523
                                                          ---------------
TOTAL MORTGAGE BACKED SECURITIES (COST $2,940,195)
                                                                3,001,438
                                                          ---------------
REPURCHASE AGREEMENTS (0.2%)
      296,599   BancAmerica, 5.57%, 6/2/97, to be
                  repurchased at $296,737 (cost
                  $296,599)(e)                                    296,599
                                                          ---------------
U.S. TREASURY OBLIGATIONS (10.7%)
U.S. TREASURY BONDS (2.6%)
    1,200,000   9.38%, 2/15/06(d)                               1,413,001
      650,000   6.88%, 5/15/06(d)                                 658,329
      175,000   8.75%, 5/15/17                                    207,813
      900,000   8.13%, 8/15/19(d)                               1,011,938
 FACE/SHARE                     SECURITY
   AMOUNT                     DESCRIPTION                      VALUE
----------------------------------------------------
                 CONSERVATIVE BALANCED FUND (continued)
----------------------------------------------------

U.S. TREASURY OBLIGATIONS (continued)
U.S. TREASURY BONDS (continued)

       25,000   8.75%, 8/15/20                            $        29,938
                                                          ---------------

TOTAL U.S. TREASURY BONDS (COST $3,454,510)                     3,321,019
                                                          ---------------
U.S. TREASURY NOTES (8.1%)
      350,000   7.75%, 11/30/99                                   361,594
      925,000   7.75%, 12/31/99                                   956,508
    1,025,000   7.13%, 2/29/00                                  1,044,861
    1,375,000   6.88%, 3/31/00(d)                               1,393,908
      400,000   8.88%, 5/15/00(d)                                 427,125
    1,375,000   6.13%, 7/31/00(d)                               1,365,548
    1,725,000   8.75%, 8/15/00(d)                               1,840,900
      150,000   8.00%, 5/15/01                                    157,875
      900,000   6.50%, 8/15/05                                    890,720
    1,200,000   7.00%, 7/15/06                                  1,225,125
      700,000   6.25%, 2/15/07                                    680,313
                                                          ---------------

TOTAL U.S. TREASURY NOTES (COST $10,582,273)                   10,344,477
                                                          ---------------

TOTAL U.S. TREASURY OBLIGATIONS (COST $14,036,783)
                                                               13,665,496
                                                          ---------------

TOTAL RETURN BOND INVESTMENT STYLE (COST $20,722,550)
                                                               20,387,570
                                                          ---------------
 INCOME EQUITY INVESTMENT STYLE (6.7%)
COMMON STOCK (6.6%)
AUTOMOTIVE REPAIR, SERVICES & PARKING (0.0%)
        1,500   Autoliv, Inc.(a)                                   55,875
                                                          ---------------
BUSINESS SERVICES (0.1%)
        3,600   Cognizant Corp.                                   133,200
                                                          ---------------
CHEMICALS & ALLIED PRODUCTS (0.3%)
        2,700   E.I. du Pont de Nemours & Co.                     293,962
        4,400   Morton International, Inc.                        141,900
                                                          ---------------
                                                                  435,862
                                                          ---------------
COMMUNICATIONS (0.3%)
        4,700   AT&T Corp.                                        173,312
        4,600   GTE Corp.                                         202,975
                                                          ---------------
                                                                  376,287
                                                          ---------------
DEPOSITORY INSTITUTIONS (0.4%)
        2,750   First Bank System, Inc.(d)                        225,500

                                                                    [LOGO]
See Notes to Schedules of Investments.

 SCHEDULES OF INVESTMENTS (CONTINUED)                               MAY 31, 1997

--------------------------------------------------------------------------------

 FACE/SHARE                     SECURITY
   AMOUNT                     DESCRIPTION                      VALUE
----------------------------------------------------
                 CONSERVATIVE BALANCED FUND (continued)
----------------------------------------------------

COMMON STOCK (continued)
DEPOSITORY INSTITUTIONS (continued)

        2,150   J.P. Morgan & Co., Inc.                   $       231,125
                                                          ---------------
                                                                  456,625
                                                          ---------------
EATING & DRINKING PLACES (0.1%)
        2,850   McDonald's Corp.                                  143,212
                                                          ---------------
ELECTRIC, GAS & SANITARY SERVICES (0.5%)
        3,600   Consolidated Natural Gas Co.                      191,250
        1,550   FPL Group, Inc.                                    72,075
        3,100   Pacific Gas & Electric Co.                         71,687
        4,300   Public Service Enterprise Group, Inc.             106,425
        1,750   Texas Utilities Co.                                60,156
        5,600   Waste Management, Inc.                            177,800
                                                          ---------------
                                                                  679,393
                                                          ---------------
ELECTRONIC & OTHER ELECTRICAL EQUIPMENT & COMPONENTS, EXCEPT COMPUTER
EQUIPMENT (0.7%)
        5,500   AMP, Inc.                                         226,187
        4,200   Emerson Electric Co.                              226,800
        3,400   General Electric Co.                              205,275
        2,600   Honeywell, Inc.                                   189,150
        1,491   Lucent Technologies, Inc.                          94,864
                                                          ---------------
                                                                  942,276
                                                          ---------------
ENGINEERING, ACCOUNTING, RESEARCH, MANAGEMENT & RELATED SERVICES (0.1%)
        7,000   Dun & Bradstreet Corp.                            182,875
                                                          ---------------
FOOD & KINDRED PRODUCTS (0.5%)
        4,600   PepsiCo, Inc.                                     169,050
        1,700   Procter & Gamble Co.                              234,387
        4,450   Sara Lee Corp.                                    181,894
                                                          ---------------
                                                                  585,331
                                                          ---------------
GENERAL MERCHANDISE STORES (0.5%)
        4,200   Dayton Hudson Corp.                               202,125
        1,300   J.C. Penney Co., Inc.                              66,950
        4,600   May Department Stores Co.                         216,775
        2,050   Sears Roebuck and Co.                             100,706
                                                          ---------------
                                                                  586,556
                                                          ---------------
INDUSTRIAL & COMMERCIAL MACHINERY & COMPUTER EQUIPMENT (0.2%)
        5,400   Hewlett-Packard Co.                               278,100
                                                          ---------------
 FACE/SHARE                     SECURITY
   AMOUNT                     DESCRIPTION                      VALUE
----------------------------------------------------
                 CONSERVATIVE BALANCED FUND (continued)
----------------------------------------------------

COMMON STOCK (continued)

INSURANCE CARRIERS (0.1%)
        3,050   American General Corp.                    $       134,963
                                                          ---------------
MEASURING, ANALYZING & CONTROLLING INSTRUMENTS; PHOTOGRAPHIC, MEDICAL &
OPTICAL GOODS (0.2%)
        2,450   Eastman Kodak Co.                                 203,044
                                                          ---------------
NONDEPOSITORY CREDIT INSTITUTIONS (0.4%)
        3,200   American Express Co.                              222,400
        2,650   Transamerica Corp.                                240,819
                                                          ---------------
                                                                  463,219
                                                          ---------------
OIL & GAS EXTRACTION (0.1%)
        1,600   Schlumberger, Ltd.                                190,601
                                                          ---------------
PAPER & ALLIED PRODUCTS (0.2%)
        2,750   Minnesota Mining & Manufacturing Co.              252,313
                                                          ---------------
PETROLEUM REFINING & RELATED INDUSTRIES (0.7%)
        1,000   Atlantic Richfield Co.                            145,500
        2,250   Chevron Corp.(d)                                  157,500
        3,600   Exxon Corp.                                       213,300
        1,100   Mobil Corp.                                       153,863
          750   Royal Dutch Petroleum Co. ADR(d)                  146,438
                                                          ---------------
                                                                  816,601
                                                          ---------------
PHARMACEUTICAL PREPARATIONS (0.6%)
        2,950   American Home Products Corp.                      224,938
        3,350   Johnson & Johnson                                 200,581
        1,800   Merck & Co., Inc.                                 161,775
        1,600   Pfizer, Inc.                                      164,600
                                                          ---------------
                                                                  751,894
                                                          ---------------
PRINTING, PUBLISHING & ALLIED INDUSTRIES (0.1%)
        4,500   Deluxe Corp.                                      146,250
                                                          ---------------
TOBACCO PRODUCTS (0.3%)
        3,500   American Brands, Inc.                             171,500
        4,750   Philip Morris Cos., Inc.                          209,000
                                                          ---------------
                                                                  380,500
                                                          ---------------
TRANSPORTATION EQUIPMENT (0.2%)
        2,400   United Technologies Corp.                         192,900
                                                          ---------------

TOTAL COMMON STOCK (COST $5,121,769)                            8,387,877
                                                          ---------------

                                                                    [LOGO]
See Notes to Schedules of Investments.

 SCHEDULES OF INVESTMENTS (CONTINUED)                               MAY 31, 1997

--------------------------------------------------------------------------------

 FACE/SHARE                     SECURITY
   AMOUNT                     DESCRIPTION                      VALUE
----------------------------------------------------
                 CONSERVATIVE BALANCED FUND (continued)
----------------------------------------------------
REPURCHASE AGREEMENTS (0.1%)
      147,747   BancAmerica, 5.57%, 6/2/97, to be
                  repurchased at $147,816 (cost
                  $147,747)(e)                            $       147,747
                                                          ---------------
TOTAL INCOME EQUITY INVESTMENT STYLE (COST $5,269,516)
                                                                8,535,624
                                                          ---------------
 INDEX INVESTMENT STYLE (6.8%)
          N/A   Index Portfolio of Core Trust
                  (Delaware)(h)                                 8,597,228
                                                          ---------------
TOTAL INDEX INVESTMENT STYLE (COST $3,985,348)                  8,597,228
                                                          ---------------
 LARGE COMPANY GROWTH INVESTMENT STYLE (6.8%)
COMMON STOCK (6.6%)
AMUSEMENT & RECREATION SERVICES (0.1%)
        2,200   Walt Disney Co.                                   180,125
                                                          ---------------
APPAREL & OTHER FINISHED PRODUCTS MADE FROM FABRICS & SIMILAR MATERIALS
(0.1%)
        1,900   Cintas Corp.                                      117,800
                                                          ---------------
BUILDING MATERIALS, HARDWARE, GARDEN SUPPLY & MOBILE HOME DEALERS (0.3%)
        3,900   Home Depot, Inc.                                  245,700
        3,000   Lowe's Cos., Inc.                                 118,125
                                                          ---------------
                                                                  363,825
                                                          ---------------
BUSINESS SERVICES (1.2%)
        2,400   DST Systems, Inc.(a)                               73,800
        1,400   Electronic Data Systems Corp.                      52,325
        9,200   First Data Corp.(d)                               368,000
        2,900   Fiserv, Inc.(a)                                   119,262
        1,400   HBO & Company                                      89,775
        6,400   Microsoft Corp.(a)                                793,600
        1,700   Sungard Data Systems, Inc.(a)                      72,250
                                                          ---------------
                                                                1,569,012
                                                          ---------------
ELECTRONIC & OTHER ELECTRICAL EQUIPMENT & COMPONENTS, EXCEPT COMPUTER
EQUIPMENT (1.2%)
        4,200   Intel Corp.                                       636,300
        4,020   Molex, Inc., Class A                              145,724
        2,700   Motorola, Inc.                                    179,212
        2,300   Solectron Corp.(a)                                143,750

 FACE/SHARE                     SECURITY
   AMOUNT                     DESCRIPTION                      VALUE
----------------------------------------------------
                 CONSERVATIVE BALANCED FUND (continued)
----------------------------------------------------

COMMON STOCK (continued)
ELECTRONIC & OTHER ELECTRICAL EQUIPMENT & COMPONENTS, EXCEPT COMPUTER EQUIPMENT (continued)

       11,000   Telfonaktiebolaget LM Ericsson, Series B
                  ADR                                     $       391,875
                                                          ---------------
                                                                1,496,861
                                                          ---------------
ENGINEERING, ACCOUNTING, RESEARCH, MANAGEMENT & RELATED SERVICES (0.1%)
        2,100   Gartner Group, Inc.(a)                             61,162
        3,525   Paychex, Inc.                                     129,543
                                                          ---------------
                                                                  190,705
                                                          ---------------
FOOD & KINDRED PRODUCTS (0.3%)
        5,900   Coca-Cola Co.                                     402,675
                                                          ---------------
HOLDING & OTHER INVESTMENT OFFICES (0.5%)
        5,600   Franklin Resources, Inc.                          362,601
        4,600   T. Rowe Price                                     226,550
                                                          ---------------
                                                                  589,151
                                                          ---------------
INDUSTRIAL & COMMERCIAL MACHINERY & COMPUTER EQUIPMENT (0.6%)
        5,500   Cisco Systems, Inc.(a)                            372,625
        5,400   Hewlett-Packard Co.                               278,100
                                                          ---------------
                                                                  650,725
                                                          ---------------
INSURANCE CARRIERS (0.4%)
        3,350   American International Group, Inc.                453,506
                                                          ---------------
MEASURING, ANALYZING & CONTROLLING INSTRUMENTS; PHOTOGRAPHIC, MEDICAL &
OPTICAL GOODS (0.3%)
        5,300   Medtronic, Inc.                                   392,200
                                                          ---------------
MISCELLANEOUS RETAIL (0.2%)
        2,200   Office Depot, Inc.(a)                              37,950
        6,800   PETsMART, Inc.(a)(d)                               83,300
        6,100   Staples, Inc.(a)(d)                               134,200
        2,400   Viking Office Products Inc.(a)                     45,300
                                                          ---------------
                                                                  300,750
                                                          ---------------
PHARMACEUTICAL PREPARATIONS (0.5%)
        3,800   Merck & Co., Inc.                                 341,525
        3,100   Pfizer, Inc.                                      318,912
                                                          ---------------
                                                                  660,437
                                                          ---------------

                                                                    [LOGO]
See Notes to Schedules of Investments.

 SCHEDULES OF INVESTMENTS (CONTINUED)                               MAY 31, 1997

--------------------------------------------------------------------------------

 FACE/SHARE                     SECURITY
   AMOUNT                     DESCRIPTION                      VALUE
----------------------------------------------------
                 CONSERVATIVE BALANCED FUND (continued)
----------------------------------------------------

COMMON STOCK (continued)

SECURITY & COMMODITY BROKERS, DEALERS, EXCHANGES & SERVICES (0.5%)
       12,300   Charles Schwab Corp.                      $       499,688
        2,300   Donaldson, Lufkin & Jenrette, Inc.                121,040
                                                          ---------------
                                                                  620,728
                                                          ---------------
TOBACCO PRODUCTS (0.2%)
        6,700   Philip Morris Cos., Inc.                          294,800
                                                          ---------------
WHOLESALE TRADE--NONDURABLE GOODS (0.1%)
        1,800   Cardinal Health, Inc.                             104,850
        2,350   Corporate Express, Inc.(a)                         32,312
                                                          ---------------
                                                                  137,162
                                                          ---------------

TOTAL COMMON STOCK (COST $5,340,225)                            8,420,462
                                                          ---------------
REPURCHASE AGREEMENTS (0.2%)
      243,783   BancAmerica, 5.57%, 6/2/97, to be
                  repurchased at $243,896 (cost
                  $243,783)(e)                                    243,783
                                                          ---------------

TOTAL LARGE COMPANY GROWTH INVESTMENT STYLE (COST
  $5,584,008)                                                   8,664,245
                                                          ---------------
 SMALL COMPANY INVESTMENT STYLE (2.7%)
          N/A   Small Company Portfolio of Core Trust
                  (Delaware)(h)                                 3,503,059
                                                          ---------------

TOTAL SMALL COMPANY INVESTMENT STYLE (COST $2,941,414)
                                                                3,503,059
                                                          ---------------
 INTERNATIONAL INVESTMENT STYLE (4.0%)
          N/A   International Portfolio II of Core Trust
                  (Delaware)(h)                                 5,067,162
                                                          ---------------

TOTAL INTERNATIONAL INVESTMENT STYLE (COST $3,987,427)
                                                                5,067,162
                                                          ---------------
 SHORT MATURITY INVESTMENT STYLE (10.0%)
ASSET BACKED SECURITIES (0.4%)
      497,705   WFP Tower B Finance Corp., Short-Term
                  STEERS Trust, Series 1996 A, 5.72%
                  V/R, 12/8/97(b)(o) (cost $497,706)              497,700
                                                          ---------------
 FACE/SHARE                     SECURITY
   AMOUNT                     DESCRIPTION                      VALUE
----------------------------------------------------
                 CONSERVATIVE BALANCED FUND (continued)
----------------------------------------------------
COMMERCIAL PAPER (2.0%)
      500,000   ABN Amro Bank, North America Finance,
                  Inc., 5.47%, 12/5/97                    $       485,108
      500,000   Asset Backed Capital Finance Inc.,
                  5.43%, 8/1/97(b)                                495,399
      500,000   Cargill Global Funding plc, 5.42%,
                  11/25/97                                        485,967
      550,000   October Corp., 5.70%, 7/7/97                      546,806
      531,000   Working Capital Management Co. LP,
                  5.65%, 6/5/97                                   530,654
                                                          ---------------

TOTAL COMMERCIAL PAPER (COST $2,545,390)                        2,543,934
                                                          ---------------
CORPORATE BONDS & NOTES (3.2%)
      500,000   Air Products & Chemicals, Medium Term
                  Notes, Series C, 8.00%, 12/15/97                505,941
      500,000   Asset Backed Trust 1995 Series A-3,
                  5.71% V/R, 4/15/98(b)(o)                        500,000
      500,000   Bear Stearns & Co., Inc., 5.90% V/R,
                  7/16/99                                         501,790
      500,000   Ford Motor Credit Medium Term Note,
                  5.66% V/R, 6/13/97                              499,996
      500,000   John Hancock Capital Corp., 6.43%,
                  9/3/98                                          500,760
      500,000   Province of Quebec, 8.78%, 3/30/98                510,652
      500,000   Unum Corp., 6.53%, 11/3/97                        501,704
      500,000   Virginia Electric Power, 6.35%, 6/8/98            501,044
                                                          ---------------

TOTAL CORPORATE BONDS & NOTES (COST $4,036,080)
                                                                4,021,887
                                                          ---------------
GOVERNMENT AGENCY BONDS & NOTES (1.0%)
      150,000   FFCB, 5.95% V/R, 11/19/97                         150,658
      100,000   FNMA, 5.14% V/R, 6/4/97                           100,000
    1,000,000   FNMA, 4.84% V/R, 2/25/98                          994,850
                                                          ---------------

TOTAL GOVERNMENT AGENCY BONDS & NOTES (COST $1,236,580)
                                                                1,245,508
                                                          ---------------

                                                                    [LOGO]
See Notes to Schedules of Investments.

 SCHEDULES OF INVESTMENTS (continued)                               MAY 31, 1997

--------------------------------------------------------------------------------

 FACE/SHARE                     SECURITY
   AMOUNT                     DESCRIPTION                      VALUE

-----------------------------------------------------------------
                 CONSERVATIVE BALANCED FUND (continued)
----------------------------------------------------
REPURCHASE AGREEMENTS (3.4%)
    4,481,837   BancAmerica, 5.57%, 6/2/97, to be
                  repurchased at $4,483,917 (cost
                  $4,481,837)(e)                          $     4,481,837
                                                          ---------------

TOTAL SHORT MATURITY INVESTMENT STYLE (COST $12,797,593)
                                                               12,790,866
                                                          ---------------

TOTAL INVESTMENTS (100%) (COST $115,458,201)
                                                          $   127,539,485
                                                          ---------------
                                                          ---------------
----------------------------------------------------
                         MODERATE BALANCED FUND
----------------------------------------------------
 STABLE INCOME INVESTMENT STYLE (14.9%)
ASSET BACKED SECURITIES (3.2%)
      700,552   AFC Home Equity Loan Trust Series 1995-2
                  A1, 7.19% V/R, 7/25/26                  $       705,150
    1,124,461   Bear Stearns Secured Investors Trust,
                  Series 1991-2 H, 7.50%, 9/20/20               1,129,672
      243,568   GMAC Grantor Trust, Series 1993-B A,
                  4.00%, 9/15/98                                  243,424
    1,474,414   GMAC, Series 1996 C1 A1, 5.91% V/R,
                  10/15/28                                      1,481,326
      866,193   Green Tree Financial Corp., Series
                  1993-3 A3, 5.20%, 10/15/18                      866,548
    1,500,000   Green Tree Financial Corp., Series
                  1995-10 A4, 6.30%, 2/15/27                    1,472,490
      313,940   SBA, Adjustable Rate Pool 500806, 7.00%,
                  2/25/14                                         321,396
      105,736   SBA, Adjustable Rate Pool 501017, 6.88%,
                  9/25/14                                         108,776
      163,828   SBA, Adjustable Rate Pool 503249, 8.38%,
                  4/25/07                                         170,585
      243,516   SBA, Adjustable Rate Pool 503250, 9.73%,
                  3/25/09                                         266,651
      244,843   SBA, Adjustable Rate Pool 503398, 8.63%,
                  5/25/13                                         269,633
      458,799   SBA, Adjustable Rate Pool 503405, 8.88%,
                  5/25/13                                         504,679
    1,110,913   SBA, Adjustable Rate Pool 503611, 8.38%,
                  12/25/21                                      1,192,081

 FACE/SHARE                     SECURITY
   AMOUNT                     DESCRIPTION                      VALUE
----------------------------------------------------
                   MODERATE BALANCED FUND (continued)
----------------------------------------------------

ASSET BACKED SECURITIES (continued)

      942,351   SBA, Adjustable Rate Pool 503664, 8.98%,
                  1/25/13                                 $     1,021,921
    1,248,744   SBA, Adjustable Rate Pool 503694, 8.38%,
                  1/25/22                                       1,376,740
      969,886   SASC, Series 1996-C1 A, 5.94% V/R,
                  10/25/10(b)                                     969,280
    1,000,000   HCLT, Series 1997-1, A3, 6.04% V/R,
                  3/15/07                                         997,813
                                                          ---------------

TOTAL ASSET BACKED SECURITIES (COST $13,130,855)
                                                               13,098,165
                                                          ---------------
COLLATERALIZED MORTGAGE OBLIGATIONS (4.9%)
    2,350,000   FHLB, Series DU-98, 4.60%, 8/3/98(d)            2,329,438
    1,000,000   FHLMC, Series 1625, 5.50%, 7/15/04                994,290
    3,024,739   FNMA, Series 1994-1 A1, 5.89% V/R,
                  10/1/04                                       3,020,958
    1,250,000   MLCC Mortgage Investors, Inc., Series
                  1994-A, 6.49% V/R, 7/15/19                    1,269,531
      419,001   MLCC Mortgage Investors, Inc., Series
                  1994-B A1, 6.09% V/R, 12/15/19                  419,547
      979,364   MNB Mortgage Home Equity Loan ABS
                  Certificates, Series 1190-1 A, 9.50%,
                  6/25/19                                         979,364
    1,000,000   PRAT, Series 1997-1, B, 6.55%, 9/6/03             993,125
    1,428,882   RTC, Series 1992-7 A2D, 8.35%, 6/25/29          1,448,529
    1,171,637   RTC, Series 1992-18P A4, 6.70% V/R,
                  4/25/28(b)                                    1,167,243
    3,286,856   RTC, Series 1992-C2 A2, 6.75% V/R,
                  10/25/21                                      3,289,939
    2,374,972   RTC, Series 1992-C3 A3, 6.90% V/R,
                  8/25/23                                       2,376,456
      276,473   RTC, Series 1992-CHF A2, 6.78% V/R,
                  12/25/20                                        276,646
    1,947,968   RTC, Series 1992-M3 A4, 7.75% V/R,
                  7/25/30                                       1,951,622
                                                          ---------------

TOTAL COLLATERALIZED MORTGAGE OBLIGATIONS (COST
  $20,453,753)                                                 20,516,688
                                                          ---------------

                                                                    [LOGO]
See Notes to Schedules of Investments.

 SCHEDULES OF INVESTMENTS (CONTINUED)                               MAY 31, 1997

--------------------------------------------------------------------------------

 FACE/SHARE                     SECURITY
   AMOUNT                     DESCRIPTION                      VALUE
----------------------------------------------------
                   MODERATE BALANCED FUND (continued)
----------------------------------------------------
CORPORATE BONDS & NOTES (1.0%)
    1,000,000   Chase Manhattan Corp., 10.13%, 11/1/00    $     1,100,523
    1,000,000   Chrysler Financial Corp., 6.26%, 7/20/98        1,000,951
    1,043,000   Lehman Brothers Holdings, Inc., 8.88%,
                  11/1/98                                       1,076,553
    1,000,000   Newell Co., 6.18%, 7/11/00                        985,682
                                                          ---------------

TOTAL CORPORATE BONDS & NOTES (COST $4,204,707)
                                                                4,163,709
                                                          ---------------
GOVERNMENT AGENCY BONDS & NOTES (1.3%)
    1,200,000   FFCB, 4.65% V/R, 3/2/98                         1,188,281
    2,000,000   FHLB, 7.11%, 7/8/99(d)                          2,030,214
    1,000,000   FHLMC, Structured Note, 4.65% V/R,
                  3/11/98                                         989,742
    1,000,000   FNMA, 8.70%, 6/10/99                            1,044,676
                                                          ---------------

TOTAL GOVERNMENT AGENCY BONDS & NOTES (COST $5,255,975)
                                                                5,252,913
                                                          ---------------
MORTGAGE BACKED SECURITIES (1.4%)
    1,451,687   FHLMC ARM, Pool 845151, 7.23%, 6/1/22           1,511,902
    1,433,203   FNMA ARM, Pool 220706, 7.63%, 6/1/23            1,500,651
    1,887,272   FNMA ARM, Pool 318464, 7.54%, 4/1/25            1,951,170
      675,389   FNMA ARM, Pool 331866, 7.26%, 12/1/25             696,925
                                                          ---------------

TOTAL MORTGAGE BACKED SECURITIES (COST $5,547,133)
                                                                5,660,648
                                                          ---------------
MUNICIPAL BONDS (0.5%)
      885,000   LA County California Taxable Pension
                  Obligation Bonds, Series D, MBIA
                  County GTD, 6.02%, 6/30/97                      885,186
    1,100,000   Utah State SD Financial Corp. RV, 6.90%,
                  2/15/10, putable 8/17/98 @ 100                1,111,905
                                                          ---------------

TOTAL MUNICIPAL BONDS (COST $2,024,226)                         1,997,091
                                                          ---------------

 FACE/SHARE                     SECURITY
   AMOUNT                     DESCRIPTION                      VALUE
----------------------------------------------------
                   MODERATE BALANCED FUND (continued)
----------------------------------------------------
RECEIVABLES BACKED SECURITIES (0.8%)
      219,620   Daimler-Benz Auto Grantor Trust, Series
                  1993-A A, 3.90%, 10/15/98               $       218,867
      911,197   First Merchants Grantor Trust, Series
                  1996-2 A, 6.85%, 11/15/01                       912,621
    1,000,000   Signet Credit Card Master Trust, Series
                  1994-4 A, 6.80%, 12/15/00                     1,004,830
    1,000,000   Standard Credit Card Master Trust,
                  Series 1991-3 B, 9.25%, 9/7/99                1,036,406
                                                          ---------------

TOTAL RECEIVABLES BACKED SECURITIES (COST $3,181,769)
                                                                3,172,724
                                                          ---------------
REPURCHASE AGREEMENTS (1.2%)
    5,093,607   BancAmerica, 5.57%, 6/2/97, to be
                  repurchased at $5,095,971 (cost
                  $5,093,607)(e)                                5,093,607
                                                          ---------------
U.S. TREASURY NOTES (0.6%)
    3,000,000   6.38%, 9/30/01 (cost $2,962,505)                2,985,939
                                                          ---------------

TOTAL STABLE INCOME INVESTMENT STYLE (COST $61,854,530)
                                                               61,941,484
                                                          ---------------
 MANAGED FIXED INCOME INVESTMENT STYLE (14.5%)
ASSET BACKED SECURITIES (0.8%)
      941,000   EQCC Home Equity Loan Trust, Series
                  1996-2 A4, 7.50%, 6/15/21                       952,452
    1,100,000   Green Tree Financial Corp., Series
                  1994-1 A4, 7.20%, 4/15/19                     1,115,741
    1,000,000   Green Tree Financial Corp., Series
                  1995-10 A4, 6.30%, 2/15/27                      981,660
                                                          ---------------

TOTAL ASSET BACKED SECURITIES (COST $3,070,319)
                                                                3,049,853
                                                          ---------------
COLLATERALIZED MORTGAGE OBLIGATIONS (3.9%)
      600,000   American Housing Trust, Series VI, I-I,
                  9.15%, 5/25/20                                  644,906

                                                                    [LOGO]
See Notes to Schedules of Investments.

 SCHEDULES OF INVESTMENTS (CONTINUED)                               MAY 31, 1997

--------------------------------------------------------------------------------

 FACE/SHARE                     SECURITY
   AMOUNT                     DESCRIPTION                      VALUE
----------------------------------------------------
                   MODERATE BALANCED FUND (continued)
----------------------------------------------------

COLLATERALIZED MORTGAGE OBLIGATIONS (continued)

      750,000   Asset Securitization Corp., Series
                  1997-D4, A1C, 7.42%, 4/14/27            $       763,825
    1,167,421   CMC Securities Corp. II, Series 1993-2I
                  A2, 7.04%, 9/25/23                            1,190,040
      157,716   FNMA, Series 1988-5, Z, 9.20%, 3/25/18            166,098
    1,000,000   FNMA, Series 1994-M1 B, 6.50% V/R,
                  10/25/03                                        975,625
      499,852   First Plus Home Loan Trust, Series
                  1996-2 A6, 7.85%, 8/20/13                       510,630
    1,000,000   GNMA, Series 1994-7 PG, 6.50%, 8/16/17            982,390
      604,444   L.F. Rothschild Mortgage Trust, Series
                  2, Class Z, 9.95%, 8/1/17                       656,827
      900,026   Merrill Lynch Mortgage Investors, Inc.,
                  Series 1994-I, 7.88%, 1/25/05                   917,746
      786,681   RTC, Series 1991-14 A1, 7.56% V/R,
                  1/25/22                                         794,056
      769,713   RTC, Series 1991-M5 A, 9.00%, 3/25/17             798,977
      734,460   RTC, Series 1992-4 A2, 7.63%
                  V/R, 7/25/28                                    750,756
      600,000   RTC, Series 1995 1 A2C, 7.50%, 10/25/28           602,086
    1,250,000   RTC, Series 1995 C2 A1C, 6.55% V/R,
                  5/25/27                                       1,234,375
    1,250,000   RFMSI ARM, 1994-S13 A2, 7.00%, 5/25/24          1,234,975
    1,000,000   Vendee Mortgage Trust, Series 1992-2 2D,
                  7.75%, 12/15/14                               1,018,610
    1,000,000   Vendee Mortgage Trust, Series 1995-1C,
                  3E, 8.00%, 7/15/18                            1,029,827
    1,000,000   Vendee Mortgage Trust, Series 1997-1 2C,
                  7.50%, 9/15/17                                1,007,760
 FACE/SHARE                     SECURITY
   AMOUNT                     DESCRIPTION                      VALUE
----------------------------------------------------
                   MODERATE BALANCED FUND (continued)
----------------------------------------------------

COLLATERALIZED MORTGAGE OBLIGATIONS (continued)

      750,000   Vendee Mortgage Trust, Series 1997-1 2D,
                  7.50%, 1/15/19                          $       745,215
                                                          ---------------

TOTAL COLLATERALIZED MORTGAGE OBLIGATIONS (COST
  $16,085,587)                                                 16,024,724
                                                          ---------------
CORPORATE BONDS & NOTES (7.8%)
    1,000,000   Allied Signal, Inc., 9.88%, 6/1/02              1,124,362
      600,000   Applied Materials, 6.70%, 9/6/05                  578,771
      850,000   Applied Materials, 7.00%, 9/6/05                  835,677
      800,000   CIT Group Holdings, 6.15%, 12/15/02               775,775
    1,100,000   Cargill, Inc., 8.35%, 2/12/11(b)(o)             1,157,343
      300,000   Charles Schwab Corp., 7.19%, 5/31/01              302,009
      600,000   Charles Schwab Corp., 6.25%, 1/23/03              576,728
    1,000,000   Chase Manhattan Corp., 8.63%, 5/1/02            1,068,741
    1,100,000   Chrysler Financial Corp., 5.38%,
                  10/15/98                                      1,091,310
    1,000,000   Citicorp, 9.50%, 2/1/02                         1,097,758
      500,000   Coca Cola Bottling Co., 6.85%, 11/1/07            482,497
      600,000   Colonial Pipeline, 7.13%, 8/15/02(b)              604,500
      750,000   Continental Airlines Inc., 7.46%,
                  4/1/15(b)                                       748,577
      800,000   Continental Bank, N.A., 11.25%, 7/1/01            840,112
      650,000   Corestates Capital Corp., 5.88%,
                  10/15/03                                        611,367
      350,000   Fina Oil & Chemical, 6.88, 7/15/01                349,932
      500,000   First Bank Systems, Inc., 7.63, 5/1/05            511,965
      600,000   Fletcher Challenge Cap Canada, 7.75%,
                  6/20/06                                         612,844
      800,000   Florida Residential Property & Casualty,
                  7.25%, 7/1/02(b)                                798,930
      500,000   Hyundai Semiconductor, 8.25%, 5/15/04(b)          501,004
      625,000   International Lease Finance Corp.,
                  6.43%, 3/1/00                                   620,950

                                                                    [LOGO]
See Notes to Schedules of Investments.

 SCHEDULES OF INVESTMENTS (CONTINUED)                               MAY 31, 1997

--------------------------------------------------------------------------------

 FACE/SHARE                     SECURITY
   AMOUNT                     DESCRIPTION                      VALUE
----------------------------------------------------
                   MODERATE BALANCED FUND (continued)
----------------------------------------------------

CORPORATE BONDS & NOTES (continued)

      500,000   LG-Caltex Oil, 7.88%, 7/1/06(b)(o)        $       507,218
      750,000   Lehman Brothers Holdings, Inc., 8.80%,
                  3/1/15(b)                                       831,272
      640,000   Levi Strauss & Co., 6.80%, 11/1/03(b)(o)          631,958
      850,000   Lucent Technologies Inc., 6.90%, 7/15/01          853,672
      600,000   May Department Stores, 9.88%, 6/15/00             650,804
    1,100,000   Paine Webber Group, Inc., 7.00%, 3/1/00         1,103,894
      750,000   Paine Webber Group, Inc., 6.90%, 8/15/03          737,120
      500,000   Petroleum Geo-Services, 7.50%, 3/31/07            500,265
      900,000   Philip Morris Cos., Inc., 7.63%, 5/15/02          917,634
      900,000   Philips Electronics, 6.75%, 8/15/03               876,850
      750,000   Potomac Capital Investment Corp., 7.32%,
                  4/14/00(b)                                      759,810
    1,000,000   Reinsurance Group of America, 7.25%,
                  4/1/06(b)(o)                                    990,890
      750,000   Reynolds & Reynolds, 7.00%, 12/15/06              732,287
      500,000   Royal Caribbean Cruises, 7.13%, 9/18/02           500,744
    1,000,000   Scholastic Corp., 7.00%, 12/15/03                 986,816
      625,000   Terra Nova Holdings, 10.75%, 7/1/05               693,842
      400,000   Texas Instrument, 9.25%, 6/15/03                  444,828
      600,000   Transamerica Financial, 6.41%, 6/20/00            594,671
    1,000,000   Tyco International Ltd., 6.38%, 1/15/04           962,675
      500,000   US West Capital Funding, Inc., 6.95%,
                  1/15/37                                         492,945
      885,000   United Missouri Bancsh, 7.30%, 2/24/03            887,503
      600,000   Weatherford Enterra, 7.25%, 5/15/06               598,004
    1,000,000   Whitman Corp, 7.29%, 9/15/26                    1,008,809
                                                          ---------------

TOTAL CORPORATE BONDS & NOTES (COST $32,503,873)
                                                               32,555,663
                                                          ---------------
 FACE/SHARE                     SECURITY
   AMOUNT                     DESCRIPTION                      VALUE
----------------------------------------------------
                   MODERATE BALANCED FUND (continued)
----------------------------------------------------
MORTGAGE BACKED SECURITIES (1.3%)
    1,000,000   FHLMC Pool 1634 PE, 5.75%, 6/15/18        $       979,832
      912,401   FHLMC ARM, Pool 605429, 7.20%, 2/1/15             951,382
    1,006,837   FHLMC Pool 846367, 6.77%, 4/1/29                1,034,729
      521,637   FNMA, Pool 344689, 7.55%, 11/1/25                 539,431
    1,853,221   FNMA, Pool 356114, 5.73% V/R, 9/1/26            1,895,983
                                                          ---------------

TOTAL MORTGAGE BACKED SECURITIES (COST $5,331,053)
                                                                5,401,357
                                                          ---------------
RECEIVABLES BACKED SECURITIES (0.5%)
    1,000,000   First Merchants Auto Receivables Corp.,
                  Series 1996-A, A2, 6.70%, 7/17/00(b)          1,001,094
      500,000   Keystone/Lehman Title I Loan Trust
                  1996-2, 7.45%, 11/25/10                         504,470
      750,000   Standard Credit Card Master Trust,
                  Series 1991-3 B, 9.25%, 9/7/99                  777,301
                                                          ---------------

TOTAL RECEIVABLES BACKED SECURITIES (COST $2,285,313)
                                                                2,282,865
                                                          ---------------
REPURCHASE AGREEMENTS (0.2%)
      715,219   BancAmerica, 5.57%, 6/2/97, to be
                  repurchased at $715,551 (cost
                  $715,219)(e)                                    715,219
                                                          ---------------

TOTAL MANAGED FIXED INCOME INVESTMENT STYLE (COST
  $59,991,364)                                                 60,029,681
                                                          ---------------
 POSITIVE RETURN INVESTMENT STYLE (14.5%)
ASSET BACKED SECURITIES (0.5%)
    2,000,000   Discover Master Card Trust I, Series
                  1993-1, 5.96%, 10/16/01 (cost
                  $2,006,875)                                   2,007,540
                                                          ---------------
CORPORATE BONDS & NOTES (0.9%)
    2,000,000   Morgan Guaranty Trust Co., 5.72% V/R,
                  8/21/98                                       2,000,416

                                                                    [LOGO]
See Notes to Schedules of Investments.

 SCHEDULES OF INVESTMENTS (CONTINUED)                               MAY 31, 1997

--------------------------------------------------------------------------------

 FACE/SHARE                     SECURITY
   AMOUNT                     DESCRIPTION                      VALUE
----------------------------------------------------
                   MODERATE BALANCED FUND (continued)
----------------------------------------------------

CORPORATE BONDS & NOTES (continued)

    2,000,000   Toyota Motor Credit Corp., 7.00%,
                  4/27/98                                 $     2,013,750
                                                          ---------------

TOTAL CORPORATE BONDS & NOTES (COST $4,026,317)
                                                                4,014,166
                                                          ---------------
GOVERNMENT AGENCY BONDS & NOTES (1.2%)
    2,100,000   FFCB, 5.58% V/R, 7/1/97                         2,100,426
    2,750,000   FNMA, 5.58% V/R, 6/11/97                        2,750,085
                                                          ---------------
TOTAL GOVERNMENT AGENCY BONDS & NOTES (COST $4,848,552)
                                                                4,850,511
                                                          ---------------
RECEIVABLES BACKED SECURITIES (1.1%)
    1,750,000   Carco Auto Loan Master Trust, Series
                  1993-1 A, 6.03% V/R, 1/18/00                  1,751,348
    1,000,000   First USA Credit Card Master Trust,
                  Series 1993-1 A, 5.99% V/R, 2/15/00           1,002,310
    1,750,000   First USA Credit Card Master Trust,
                  Series 1994-5 A, 5.83% V/R, 4/17/00           1,752,487
                                                          ---------------

TOTAL RECEIVABLES BACKED SECURITIES (COST $4,509,765)
                                                                4,506,145
                                                          ---------------
REPURCHASE AGREEMENTS (0.9%)
    3,627,003   BancAmerica, 5.57%, 6/2/97, to be
                  repurchased at $3,628,687 (cost
                  $3,627,003)(e)                                3,627,003
                                                          ---------------
U.S. TREASURY OBLIGATIONS (9.9%)
U.S. TREASURY BONDS (8.2%)
    2,050,000   6.25%, 8/15/23(d)                               1,868,704
    1,325,000   7.50%, 11/15/24                                 1,407,814
   15,000,000   6.88%, 8/15/25(d)                              14,821,890
   18,300,000   6.00%, 2/15/26(d)                              16,109,729
                                                          ---------------

TOTAL U.S. TREASURY BONDS (COST $35,124,017)                   34,208,137
                                                          ---------------
U.S. TREASURY NOTES (1.7%)
    2,000,000   5.63%, 10/31/97                                 2,002,502
    2,000,000   5.63%, 1/31/98                                  1,998,126
 FACE/SHARE                     SECURITY
   AMOUNT                     DESCRIPTION                      VALUE
----------------------------------------------------
                   MODERATE BALANCED FUND (continued)
----------------------------------------------------

U.S. TREASURY OBLIGATIONS (continued)
U.S. TREASURY NOTES (continued)

    3,000,000   7.25%, 2/15/98                            $     3,030,001
                                                          ---------------

TOTAL U.S. TREASURY NOTES (COST $7,037,816)                     7,030,629
                                                          ---------------

TOTAL U.S. TREASURY OBLIGATIONS (COST $42,161,833)
                                                               41,238,766
                                                          ---------------

TOTAL POSITIVE RETURN INVESTMENT STYLE (COST
  $61,180,345)                                                 60,244,131
                                                          ---------------
 TOTAL RETURN BOND INVESTMENT STYLE (14.4%)
GOVERNMENT AGENCY BONDS & NOTES (0.4%)
      575,000   FNMA, 5.92%, 4/3/98                               575,350
    1,000,000   FNMA, 5.89%, 11/13/98                             996,140
                                                          ---------------

TOTAL GOVERNMENT AGENCY BONDS & NOTES (COST $1,575,000)
                                                                1,571,490
                                                          ---------------
CORPORATE BONDS & NOTES (2.2%)
      925,000   AT&T Capital Corp., 6.26%, 2/18/99                921,865
      475,000   Chrysler Financial Corp., 9.50%,
                  12/15/99                                        507,052
    1,350,000   GMAC, 5.625%, 10/19/98                          1,338,827
      250,000   Limited, Inc., 8.88%, 8/15/99                     258,772
      750,000   McDermott International, Inc., 7.94%,
                  6/25/97                                         750,956
      500,000   McDermott International, Inc., 6.50%,
                  4/23/98                                         499,369
    1,000,000   Puget Sound Power & Light, 6.41%,
                  9/16/99                                         995,307
      325,000   Texas Utilities Electric Co., 9.50%,
                  8/1/99                                          341,939
      675,000   USX Corp., 8.88%, 9/15/97                         680,630
      600,000   USX Corp., 6.38%, 7/15/98                         599,573
    1,775,000   Union Oil of California, 7.24%, 4/1/99          1,798,688
      600,000   Union Pacific Corp., 6.25%, 3/15/99               597,532
                                                          ---------------

TOTAL CORPORATE BONDS & NOTES (COST $9,365,092)
                                                                9,290,510
                                                          ---------------
MORTGAGE BACKED SECURITIES (2.1%)
      814,556   GNMA, Pool 345066, 6.50%, 10/15/23                778,691

                                                                    [LOGO]
See Notes to Schedules of Investments.

 SCHEDULES OF INVESTMENTS (CONTINUED)                               MAY 31, 1997

--------------------------------------------------------------------------------

 FACE/SHARE                     SECURITY
   AMOUNT                     DESCRIPTION                      VALUE
----------------------------------------------------
                   MODERATE BALANCED FUND (continued)
----------------------------------------------------

MORTGAGE BACKED SECURITIES (continued)

    1,164,993   GNMA, Pool 352001, 6.50%, 12/15/23        $     1,113,698
    1,115,247   GNMA, Pool 354665, 6.50%, 10/15/23              1,066,142
      560,759   GNMA, Pool 354692, 6.50%, 11/15/23                536,069
    1,629,423   GNMA, Pool 354711, 6.50%, 12/15/23              1,557,679
      639,951   GNMA, Pool 361398, 6.50%, 1/15/24                 610,770
      905,630   GNMA, Pool 366641, 6.50%, 11/15/23                865,755
    1,075,720   GNMA, Pool 376400, 6.50%, 2/15/24               1,026,667
    1,146,577   GNMA, Pool 780144, 7.00%, 7/15/24               1,122,487
                                                          ---------------

TOTAL MORTGAGE BACKED SECURITIES (COST $8,505,210)
                                                                8,677,958
                                                          ---------------
REPURCHASE AGREEMENTS (0.3%)
    1,424,620   BancAmerica, 5.57%, 6/2/97, to be
                  repurchased at $1,425,281 (cost
                  $1,424,620)(e)                                1,424,620
                                                          ---------------
U.S. TREASURY OBLIGATIONS (9.4%)
U.S. TREASURY BONDS (2.3%)
    3,025,000   9.38%, 2/15/06(d)                               3,561,940
    2,075,000   6.88%, 5/15/06(d)                               2,101,588
    1,075,000   7.50%, 11/15/16                                 1,133,118
    1,975,000   8.13%, 8/15/19                                  2,220,643
      425,000   8.75%, 8/15/20                                    508,938
                                                          ---------------

U.S. TREASURY BONDS (COST $9,830,513)                           9,526,227
                                                          ---------------
U.S. TREASURY NOTES (7.1%)
      550,000   8.88%, 11/15/98                                   571,313
      150,000   5.75%, 12/31/98                                   149,344
      675,000   6.88%, 7/31/99(d)                                 683,649
    1,375,000   7.75%, 12/31/99                                 1,421,837
    1,700,000   8.50%, 2/15/00                                  1,790,314
    2,550,000   7.13%, 2/29/00                                  2,599,409
    3,475,000   6.88%, 3/31/00(d)                               3,522,785
    1,000,000   8.88%, 5/15/00(d)                               1,067,813
    2,525,000   6.25%, 5/31/00(d)                               2,517,900
    4,900,000   6.13%, 7/31/00(d)                               4,866,318
    2,000,000   8.00%, 5/15/01                                  2,105,002
 FACE/SHARE                     SECURITY
   AMOUNT                     DESCRIPTION                      VALUE
----------------------------------------------------
                   MODERATE BALANCED FUND (continued)
----------------------------------------------------

U.S. TREASURY OBLIGATIONS (continued)
U.S. TREASURY NOTES (continued)

      850,000   7.25%, 8/15/04                            $       880,282
      500,000   6.50%, 5/15/05                                    495,313
    3,300,000   6.50%, 8/15/05                                  3,265,970
    3,500,000   7.00%, 7/15/06(d)                               3,573,283
                                                          ---------------

U.S. TREASURY NOTES (COST $30,157,337)                         29,510,532
                                                          ---------------

TOTAL U.S. TREASURY OBLIGATIONS (COST $39,987,850)
                                                               39,036,759
                                                          ---------------

TOTAL RETURN BOND INVESTMENT STYLE (COST $60,857,772)
                                                               60,001,337
                                                          ---------------
 INCOME EQUITY INVESTMENT STYLE (10.3%)
COMMON STOCK (10.1%)
AUTOMOTIVE REPAIR, SERVICES & PARKING (0.1%)
        7,638   Autoliv, Inc.(a)                                  284,513
                                                          ---------------
BUSINESS SERVICES (0.2%)
       20,500   Cognizant Corp.                                   758,500
                                                          ---------------
CHEMICALS & ALLIED PRODUCTS(0.5%)
       13,000   E.I. du Pont de Nemours & Co.                   1,415,375
       22,400   Morton International, Inc.                        722,400
                                                          ---------------
                                                                2,137,775
                                                          ---------------
COMMUNICATIONS (0.5%)
       28,000   AT&T Corp.                                      1,032,501
       24,600   GTE Corp.                                       1,085,475
                                                          ---------------
                                                                2,117,976
                                                          ---------------
DEPOSITORY INSTITUTIONS (0.5%)
       11,700   First Bank System, Inc.(d)                        959,400
        9,200   J.P. Morgan & Co., Inc.                           989,000
                                                          ---------------
                                                                1,948,400
                                                          ---------------
EATING & DRINKING PLACES (0.2%)
       15,600   McDonald's Corp.                                  783,900
                                                          ---------------
ELECTRIC, GAS & SANITARY SERVICES (0.7%)
       16,800   Consolidated Natural Gas Co.                      892,500
        8,400   FPL Group, Inc.                                   390,600
       15,300   Pacific Gas & Electric Co.                        353,813
       18,900   Public Service Enterprise Group, Inc.             467,775
        9,200   Texas Utilities Co.                               316,250

                                                                    [LOGO]
See Notes to Schedules of Investments.

 SCHEDULES OF INVESTMENTS (CONTINUED)                               MAY 31, 1997

--------------------------------------------------------------------------------

 FACE/SHARE                     SECURITY
   AMOUNT                     DESCRIPTION                      VALUE
----------------------------------------------------
                   MODERATE BALANCED FUND (continued)
----------------------------------------------------

COMMON STOCK (continued)
ELECTRIC, GAS & SANITARY SERVICES (continued)

       25,900   Waste Management Inc.                     $       822,325
                                                          ---------------
                                                                3,243,263
                                                          ---------------
ELECTRONIC & OTHER ELECTRICAL EQUIPMENT & COMPONENTS, EXCEPT COMPUTER
EQUIPMENT (1.0%)
       24,700   AMP, Inc.                                       1,015,788
       20,600   Emerson Electric Co.                            1,112,400
       16,000   General Electric Co.                              966,000
       13,200   Honeywell, Inc.                                   960,300
        7,366   Lucent Technologies, Inc.                         468,663
                                                          ---------------
                                                                4,523,151
                                                          ---------------
ENGINEERING, ACCOUNTING, RESEARCH, MANAGEMENT & RELATED SERVICES (0.3%)
       40,600   Dun & Bradstreet Corp.                          1,060,676
                                                          ---------------
FOOD & KINDRED PRODUCTS (0.5%)
       27,000   PepsiCo, Inc.                                     992,250
        1,700   Procter & Gamble Co.                              234,388
       24,400   Sara Lee Corp.                                    997,350
                                                          ---------------
                                                                2,223,988
                                                          ---------------
GENERAL MERCHANDISE STORES (0.8%)
       13,400   Dayton Hudson Corp.                               644,875
       15,400   J.C. Penney Co., Inc.                             793,100
       23,100   May Department Stores Co.                       1,088,588
       12,280   Sears Roebuck and Co.                             603,255
                                                          ---------------
                                                                3,129,818
                                                          ---------------
INDUSTRIAL & COMMERCIAL MACHINERY & COMPUTER EQUIPMENT (0.3%)
       27,000   Hewlett-Packard Co.                             1,390,500
                                                          ---------------
INSURANCE CARRIERS (0.2%)
       16,200   American General Corp.(d)                         716,850
                                                          ---------------
MEASURING, ANALYZING & CONTROLLING INSTRUMENTS; PHOTOGRAPHIC, MEDICAL &
OPTICAL GOODS (0.3%)
       13,600   Eastman Kodak Co.                               1,127,100
                                                          ---------------
NONDEPOSITORY CREDIT INSTITUTIONS (0.5%)
       15,300   American Express Co.                            1,063,350
       11,700   Transamerica Corp.                              1,063,238
                                                          ---------------
                                                                2,126,588
                                                          ---------------
OIL & GAS EXTRACTION (0.2%)
        6,900   Schlumberger, Ltd.                                821,963
                                                          ---------------
 FACE/SHARE                     SECURITY
   AMOUNT                     DESCRIPTION                      VALUE
----------------------------------------------------
                   MODERATE BALANCED FUND (continued)
----------------------------------------------------

COMMON STOCK (continued)

PAPER & ALLIED PRODUCTS (0.4%)
       16,200   Minnesota Mining & Manufacturing Co.      $     1,486,350
                                                          ---------------
PETROLEUM REFINING & RELATED INDUSTRIES (1.0%)
        4,400   Atlantic Richfield Co.                            640,200
       13,400   Chevron Corp.(d)                                  938,000
       18,000   Exxon Corp.                                     1,066,500
        5,400   Mobil Corp.                                       755,325
        4,500   Royal Dutch Petroleum Co. ADR(d)                  878,625
                                                          ---------------
                                                                4,278,650
                                                          ---------------
PHARMACEUTICAL PREPARATIONS (1.0%)
       14,400   American Home Products Corp.                    1,098,000
       16,200   Johnson & Johnson                                 969,975
       10,800   Merck & Co., Inc.                                 970,650
        9,000   Pfizer, Inc.                                      925,875
                                                          ---------------
                                                                3,964,500
                                                          ---------------
PRINTING, PUBLISHING & ALLIED INDUSTRIES (0.2%)
       24,600   Deluxe Corp.                                      799,500
                                                          ---------------
TOBACCO PRODUCTS (0.5%)
       22,800   American Brands, Inc.                           1,117,200
       25,200   Philip Morris Cos., Inc.                        1,108,800
                                                          ---------------
                                                                2,226,000
                                                          ---------------
TRANSPORTATION EQUIPMENT (0.2%)
       11,400   United Technologies Corp.                         916,275
                                                          ---------------

TOTAL COMMON STOCK (COST $27,005,123)                          42,066,236
                                                          ---------------
REPURCHASE AGREEMENTS (0.2%)
      696,188   BancAmerica, 5.57%, 6/2/97, to be
                  repurchased at $696,511 (cost
                  $696,188)(e)                                    696,188
                                                          ---------------

TOTAL INCOME EQUITY INVESTMENT STYLE (COST $27,701,311)
                                                               42,762,424
                                                          ---------------
 INDEX INVESTMENT STYLE (10.4%)
          N/A   Index Portfolio of Core Trust
                  (Delaware)(i)                                43,308,735
                                                          ---------------

TOTAL INDEX INVESTMENT STYLE (COST $21,814,239)                43,308,735
                                                          ---------------

                                                                    [LOGO]
See Notes to Schedules of Investments.

 SCHEDULES OF INVESTMENTS (CONTINUED)                               MAY 31, 1997

--------------------------------------------------------------------------------

 FACE/SHARE                     SECURITY
   AMOUNT                     DESCRIPTION                      VALUE
----------------------------------------------------
                   MODERATE BALANCED FUND (continued)
----------------------------------------------------
 LARGE COMPANY GROWTH INVESTMENT STYLE (10.6%)
COMMON STOCK (10.5%)
AMUSEMENT & RECREATION SERVICES (0.2%)
       11,000   Walt Disney Co.                           $       900,625
                                                          ---------------
APPAREL & OTHER FINISHED PRODUCTS MADE FROM FABRICS & SIMILAR MATERIALS
(0.2%)
       11,600   Cintas Corp.                                      719,200
                                                          ---------------
BUILDING MATERIALS, HARDWARE, GARDEN SUPPLY & MOBILE HOME DEALERS (0.4%)
       20,700   Home Depot, Inc.                                1,304,100
       13,500   Lowe's Cos., Inc.                                 531,562
                                                          ---------------
                                                                1,835,662
                                                          ---------------
BUSINESS SERVICES (2.0%)
       12,200   DST Systems, Inc.(a)                              375,150
        7,200   Electronic Data Systems Corp.                     269,100
       47,000   First Data Corp.(d)                             1,880,000
       15,600   Fiserv, Inc.(a)                                   641,550
        6,500   HBO & Company                                     416,812
       33,200   Microsoft Corp.(a)                              4,116,800
        9,800   Sungard Data Systems, Inc.(a)                     416,500
                                                          ---------------
                                                                8,115,912
                                                          ---------------
ELECTRONIC & OTHER ELECTRICAL EQUIPMENT & COMPONENTS, EXCEPT COMPUTER
EQUIPMENT (1.9%)
       22,700   Intel Corp.                                     3,439,050
       22,353   Molex Inc., Class A                               810,296
       12,700   Motorola, Inc.                                    842,965
       11,800   Solectron Corp.(a)                                737,500
       53,500   Telfonaktiebolaget LM Ericsson, Series B
                  ADR                                           1,905,934
                                                          ---------------
                                                                7,735,745
                                                          ---------------
ENGINEERING, ACCOUNTING, RESEARCH, MANAGEMENT & RELATED SERVICES (0.2%)
       10,400   Gartner Group, Inc.(a)                            302,900
       19,162   Paychex, Inc.                                     704,221
                                                          ---------------
                                                                1,007,121
                                                          ---------------
FOOD & KINDRED PRODUCTS (0.5%)
       30,500   Coca-Cola Co.                                   2,081,625
                                                          ---------------
HOLDING & OTHER INVESTMENT OFFICES (0.7%)
       28,200   Franklin Resources, Inc.                        1,825,950

 FACE/SHARE                     SECURITY
   AMOUNT                     DESCRIPTION                      VALUE
----------------------------------------------------
                   MODERATE BALANCED FUND (continued)
----------------------------------------------------

COMMON STOCK (continued)
HOLDING & OTHER INVESTMENT OFFICES (continued)

       23,700   T. Rowe Price                             $     1,167,225
                                                          ---------------
                                                                2,993,175
                                                          ---------------
INDUSTRIAL & COMMERCIAL MACHINERY & COMPUTER EQUIPMENT (0.8%)
       30,200   Cisco Systems, Inc.(a)                          2,046,050
       27,600   Hewlett-Packard Co.                             1,421,400
                                                          ---------------
                                                                3,467,450
                                                          ---------------
INSURANCE CARRIERS (0.6%)
       17,600   American International Group, Inc.              2,382,600
                                                          ---------------
MEASURING, ANALYZING & CONTROLLING INSTRUMENTS; PHOTOGRAPHIC, MEDICAL &
OPTICAL GOODS (0.5%)
       26,700   Medtronic, Inc.                                 1,975,800
                                                          ---------------
MISCELLANEOUS RETAIL (0.3%)
       32,900   PETsMART, Inc.(a)(d)                              403,025
       31,300   Staples, Inc.(a)(d)                               688,600
       13,800   Viking Office Products, Inc.(a)                   260,475
                                                          ---------------
                                                                1,352,100
                                                          ---------------
PHARMACEUTICAL PREPARATIONS (0.8%)
       19,000   Merck & Co., Inc.                               1,707,625
       17,300   Pfizer, Inc.                                    1,779,737
                                                          ---------------
                                                                3,487,362
                                                          ---------------
SECURITY & COMMODITY BROKERS, DEALERS, EXCHANGES & SERVICE (0.8%)
       64,500   Charles Schwab Corp.                            2,620,312
       11,400   Donaldson, Lufkin & Jenrette, Inc.                599,926
                                                          ---------------
                                                                3,220,238
                                                          ---------------
TOBACCO PRODUCTS (0.4%)
       35,000   Philip Morris Cos., Inc.                        1,540,000
                                                          ---------------
WHOLESALE TRADE-NONDURABLE GOODS (0.2%)
        9,700   Cardinal Health, Inc.(d)                          565,025
       12,800   Corporate Express, Inc.(a)                        176,002
        9,700   Office Depot, Inc.(a)                             167,325
                                                          ---------------
                                                                  908,352
                                                          ---------------

TOTAL COMMON STOCK (COST $25,802,449)                          43,722,967
                                                          ---------------

                                                                    [LOGO]
See Notes to Schedules of Investments.

 SCHEDULES OF INVESTMENTS (continued)                               MAY 31, 1997

--------------------------------------------------------------------------------

 FACE/SHARE                     SECURITY
   AMOUNT                     DESCRIPTION                      VALUE

-----------------------------------------------------------------
                   MODERATE BALANCED FUND (continued)
----------------------------------------------------
REPURCHASE AGREEMENTS (0.1%)
      198,463   BancAmerica, 5.57%, 6/2/97, to be
                  repurchased at $198,555 (cost
                  $198,463)(e)                            $       198,463
                                                          ---------------

TOTAL LARGE COMPANY GROWTH INVESTMENT STYLE (COST
  $26,000,912)                                                 43,921,430
                                                          ---------------
 SMALL COMPANY GROWTH INVESTMENT STYLE (4.2%)
          N/A   Small Company Portfolio of Core Trust
                  (Delaware)(i)                                17,627,935
                                                          ---------------

TOTAL SMALL COMPANY GROWTH INVESTMENT STYLE (COST
  $14,949,633)                                                 17,627,935
                                                          ---------------
 INTERNATIONAL INVESTMENT STYLE (6.2%)
          N/A   International Portfolio II of Core Trust
                  (Delaware)(i)                                25,463,553
                                                          ---------------

TOTAL INTERNATIONAL INVESTMENT STYLE (COST $20,421,484)
                                                               25,463,553
                                                          ---------------

TOTAL INVESTMENTS (100.0%) (COST $354,771,590)
                                                          $   415,300,710
                                                          ---------------
                                                          ---------------
----------------------------------------------------
                          GROWTH BALANCED FUND
----------------------------------------------------
 MANAGED FIXED INCOME INVESTMENT STYLE (9.9%)
ASSET BACKED SECURITIES (0.5%)
    1,000,000   EQCC Home Equity Loan Trust, Series
                  1996-2 A4, 7.50%, 6/15/21               $     1,012,170
    1,200,000   Green Tree Financial Corp., Series
                  1994-1 A4, 7.20%, 4/15/19                     1,217,172
                                                          ---------------

TOTAL ASSET BACKED SECURITIES (COST $2,234,500)
                                                                2,229,342
                                                          ---------------
COLLATERALIZED MORTGAGE OBLIGATIONS (2.1%)
      600,000   American Housing Trust, Series VI, Class
                  I-I, 9.15%, 5/25/20                             644,906
      750,000   Asset Securitization Corp., Series
                  1997-D4, Class A1C, 7.42%, 4/14/27              763,825

 FACE/SHARE                     SECURITY
   AMOUNT                     DESCRIPTION                      VALUE
----------------------------------------------------
                    GROWTH BALANCED FUND (continued)
----------------------------------------------------

COLLATERALIZED MORTGAGE OBLIGATIONS (continued)

    1,167,420   CMC Securities Corp. II, Series 1993-2I
                  A2, 7.05%, 9/25/23                      $     1,190,040
    1,000,000   FNMA, Series 1994-M1 B, 6.50% V/R,
                  10/25/03                                        975,625
      499,851   First Plus Home Loan Trust, Series
                  1996-2 A6, 7.85%, 8/20/13                       510,630
      604,443   L.F. Rothschild Mortgage Trust, Series
                  2Z, 9.95%, 8/1/17                               656,827
    1,250,000   RFMSI, Series 1994-S13 A2, 7.00%,
                  5/25/24                                       1,234,976
      692,741   RTC, Series 1991-M5 A, 9.00%, 3/25/17             719,079
      734,460   RTC, Series 1992-4 A2, 7.63% V/R,
                  7/25/28                                         750,756
      600,000   RTC, Series 1995-1 A2C, 7.50%, 10/25/28           602,086
    1,000,000   Vendee Mortgage Trust, Series 1995-1 3E,
                  8.00%, 7/15/18                                1,029,827
      750,000   Vendee Mortgage Trust, Series 1997-1 2C,
                  7.50%, 9/15/17                                  755,820
      750,000   Vendee Mortgage Trust, Series 1997-1 2D,
                  7.50%, 1/15/19                                  745,215
                                                          ---------------

TOTAL COLLATERALIZED MORTGAGE OBLIGATIONS (COST
  $10,631,674)                                                 10,579,612
                                                          ---------------
CORPORATE BONDS & NOTES (5.6%)
      250,000   Allied Signal, Inc., 9.88%, 6/1/02                281,090
      755,000   Allied Signal, Inc., 9.20%, 2/15/03               831,556
      850,000   Applied Materials, 7.00%, 9/6/05                  835,677
    1,000,000   Cargill, Inc., 8.35%, 2/12/11(b)(o)             1,052,130
      300,000   Charles Schwab Corp., 7.19%, 5/31/01              302,009
      600,000   Charles Schwab Corp., 6.25%, 1/23/03              576,728
    1,000,000   Chase Manhattan Corp., 8.63%, 5/1/02            1,068,741
    1,100,000   Chrysler Financial Corp., 5.38%,
                  10/15/98                                      1,091,310
    1,000,000   Citicorp, 9.50%, 2/1/02                         1,097,758

                                                                    [LOGO]
See Notes to Schedules of Investments.

 SCHEDULES OF INVESTMENTS (CONTINUED)                               MAY 31, 1997

--------------------------------------------------------------------------------

 FACE/SHARE                     SECURITY
   AMOUNT                     DESCRIPTION                      VALUE
----------------------------------------------------
                    GROWTH BALANCED FUND (continued)
----------------------------------------------------

CORPORATE BONDS & NOTES (continued)

      800,000   CIT Group Holdings, 6.15%, 12/15/02       $       775,775
      400,000   Coca Cola Bottling Co., 6.85%, 11/01/07           385,998
      600,000   Colonial Pipeline, 7.13%, 8/15/02(b)              604,500
      800,000   Continental Bank, N.A., 11.25%, 7/1/01            840,112
      600,000   Corestates Capital Corp., 5.88%,
                  10/15/03                                        564,338
      500,000   El Paso Natural Gas, 7.75%, 1/15/02               512,963
      350,000   Fina Oil & Chemical, 6.88%, 7/16/01               349,932
      500,000   First Bank Systems, Inc., 7.63%, 5/1/05           511,965
      600,000   Fletcher Challenge Cap Canada, 7.75%,
                  6/20/06                                         612,844
      800,000   Florida Residential Property & Casualty,
                  7.25%, 7/1/02(b)                                798,930
      500,000   Hyundai Semiconductor, 8.25%, 5/15/04(b)          501,004
      500,000   International Lease Finance Corp.,
                  6.43%, 3/1/00                                   496,760
      750,000   Lehman Brothers Holdings, Inc., 8.80%,
                  3/1/15                                          831,272
      750,000   Levi Strauss & Co., 6.80%, 11/1/03(b)(o)          740,576
      850,000   Lucent Technologies, Inc., 6.90%,
                  7/15/01                                         853,672
      600,000   May Department Stores, 9.88%, 6/15/00             650,804
    1,000,000   Paine Webber Group, Inc., 7.00%, 3/1/00         1,003,540
      500,000   Paine Webber Group, Inc., 6.90%, 8/15/03          491,414
      400,000   Petroleum Geo-Services, 7.50%, 3/31/07            400,212
      900,000   Philip Morris Cos., Inc., 7.63%, 5/15/02          917,634
      759,000   Philips Electronics, 6.75%, 8/15/03               739,477
      500,000   Potomac Capital Investment Corp., 7.32%,
                  4/14/00(b)                                      506,540
    1,000,000   Reinsurance Group of America, 7.25%,
                  4/1/06(b)(o)                                    990,890
 FACE/SHARE                     SECURITY
   AMOUNT                     DESCRIPTION                      VALUE
----------------------------------------------------
                    GROWTH BALANCED FUND (continued)
----------------------------------------------------

CORPORATE BONDS & NOTES (continued)

      750,000   Reynolds & Reynolds, 7.00%, 12/15/06      $       732,287
      500,000   Royal Caribbean Cruises, 7.13%, 9/18/02           500,744
    1,000,000   Scholastic Corp., 7.00%, 12/15/03                 986,816
      625,000   Terra Nova Holdings, 10.75%, 7/1/05               693,842
      500,000   Texas Instrument, 9.25%, 6/16/03                  556,035
      600,000   Transamerica Financial, 6.41%, 6/20/00            594,671
      750,000   Tyco International Ltd., 6.50%, 11/1/01           737,817
      500,000   US West Capital Funding, Inc., 6.95%,
                  1/15/37                                         492,945
      600,000   Weatherford Enterra, 7.25%, 5/15/06               598,004
      100,000   Whitman Corp., 7.50%, 2/1/03                      101,824
                                                          ---------------

TOTAL CORPORATE BONDS & NOTES (COST $28,158,805)
                                                               28,213,136
                                                          ---------------
MORTGAGE BACKED SECURITIES (1.1%)
    1,297,887   FHLMC, ARM Pool 410425, 6.09%, 9/1/26           1,328,087
    1,006,837   FHLMC, Pool 846367, 6.77%, 4/1/29               1,034,729
      500,000   FHLMC, Series 1832 D, 6.50%, 6/15/08              493,980
      821,600   FNMA, 5.78% V/R, 6/1/26                           840,912
      521,637   FNMA, Pool 344689, 7.55%, 11/3/25                 539,431
      537,841   FNMA, Series 1989-27 Y, 6.90%, 6/25/19            522,346
    1,000,000   GNMA, Series 1994-7 PG, 6.50%, 8/16/17            982,390
                                                          ---------------

TOTAL MORTGAGE BACKED SECURITIES (COST $5,674,299)
                                                                5,741,875
                                                          ---------------
RECEIVABLES BACKED SECURITIES (0.4%)
      900,000   First Merchants Auto Receivables Corp.,
                  Series 1996-A A2, Private Placement,
                  6.70%, 7/17/00(b)                               900,984
      500,000   Keystone/Lehman Title I Loan Trust
                  1996-2, 7.45%, 11/25/10                         504,470

                                                                    [LOGO]
See Notes to Schedules of Investments.

 SCHEDULES OF INVESTMENTS (CONTINUED)                               MAY 31, 1997

--------------------------------------------------------------------------------

 FACE/SHARE                     SECURITY
   AMOUNT                     DESCRIPTION                      VALUE
----------------------------------------------------
                    GROWTH BALANCED FUND (continued)
----------------------------------------------------

RECEIVABLES BACKED SECURITIES (continued)

      750,000   Standard Credit Card Master Trust,
                  Series 1991-3 B, 9.25%, 9/7/99          $       777,305
                                                          ---------------

TOTAL RECEIVABLES BACKED SECURITIES (COST $2,185,970)
                                                                2,182,759
                                                          ---------------
REPURCHASE AGREEMENTS (0.2%)
      927,422   BancAmerica, 5.57%, 6/2/97 to be
                  repurchased at $927,851 (cost
                  $927,422)(e)                                    927,422
                                                          ---------------

TOTAL MANAGED FIXED INCOME INVESTMENT STYLE (COST
  $49,812,670)                                                 49,874,146
                                                          ---------------
 POSITIVE RETURN INVESTMENT STYLE (10.0%)
ASSET BACKED SECURITIES (0.3%)
    1,500,000   Discover Master Card Trust I, Series
                  1993-1, 5.96%, 10/16/01 (cost
                  $1,505,156)                                   1,505,655
                                                          ---------------
CORPORATE BONDS & NOTES (0.6%)
    1,640,000   Toyota Motor Credit Corp., 7.00%,
                  4/27/98                                       1,651,275
    1,600,000   Morgan Guaranty Trust Co., 5.72% V/R,
                  8/21/98                                       1,600,333
                                                          ---------------
TOTAL CORPORATE BONDS & NOTES (COST $3,261,581)
                                                                3,251,608
                                                          ---------------
GOVERNMENT AGENCY BONDS & NOTES (0.8%)
    1,500,000   FFCB, 5.58% V/R, 7/1/97                         1,500,305
    2,500,000   FNMA, 5.58% V/R, 6/11/97,                       2,500,078
                                                          ---------------

TOTAL GOVERNMENT AGENCY BONDS & NOTES (COST $3,998,706)
                                                                4,000,383
                                                          ---------------
RECEIVABLES BACKED SECURITIES (1.0%)
    1,750,000   Carco Auto Loan Master Trust, Series
                  1993-1 A, 6.03% V/R, 1/18/00                  1,751,347
    1,285,714   Peoples Bank Credit Card Master Trust,
                  Series 1994-2 A, 5.84% V/R, 3/15/01           1,287,797
 FACE/SHARE                     SECURITY
   AMOUNT                     DESCRIPTION                      VALUE
----------------------------------------------------
                    GROWTH BALANCED FUND (continued)
----------------------------------------------------

RECEIVABLES BACKED SECURITIES (continued)

    1,750,000   Signet Credit Card Master Trust, Series
                  1994-2 A, 5.88% V/R, 9/15/00            $     1,752,048
                                                          ---------------

TOTAL RECEIVABLES BACKED SECURITIES (COST $4,794,648)
                                                                4,791,192
                                                          ---------------
REPURCHASE AGREEMENTS (1.6%)
    7,813,998   BancAmerica, 5.57%, 6/2/97 to be
                  repurchased at $7,817,626 (cost
                  $7,813,999)(e)                                7,813,998
                                                          ---------------
U.S. TREASURY OBLIGATIONS (5.7%)
U.S. TREASURY BONDS (5.3%)
    9,000,000   6.25%, 8/15/23(d)                               8,204,067
   11,500,000   6.88%, 8/15/25(d)                              11,363,449
    8,150,000   6.00%, 2/15/26(d)                               7,174,550
                                                          ---------------

TOTAL U.S. TREASURY BONDS
  (COST $27,344,859)                                           26,742,066
                                                          ---------------
U.S. TREASURY NOTES (0.4%)
    2,000,000   5.63%, 10/31/97
                                       (cost $1,998,125)        2,002,502
                                                          ---------------

TOTAL U.S. TREASURY OBLIGATIONS (COST $29,342,984)
                                                               28,744,568
                                                          ---------------

TOTAL POSITIVE RETURN INVESTMENT STYLE (COST
  $50,717,074)                                                 50,107,404
                                                          ---------------
 TOTAL RETURN BOND INVESTMENT STYLE (10.0%)
CORPORATE BONDS & NOTES (1.4%)
      725,000   AT&T Capital Corp., 6.26%, 2/18/99                722,545
      350,000   Chrysler Financial Corp., 9.50%,
                  12/15/99                                        373,617
    1,100,000   GMAC, 5.63%, 10/19/98                           1,090,896
      750,000   Limited, Inc., 8.88%, 8/15/99                     776,315
      475,000   McDermott International, Inc., 7.94%,
                  6/25/97                                         475,605
      500,000   McDermott International, Inc., 6.50%,
                  4/23/98                                         499,369
      700,000   Puget Sound Power & Light, 6.41%,
                  9/16/99                                         696,715
      250,000   Texas Utilities Electric Co., 9.50%,
                  8/1/99                                          263,030

                                                                    [LOGO]
See Notes to Schedules of Investments.

 SCHEDULES OF INVESTMENTS (CONTINUED)                               MAY 31, 1997

--------------------------------------------------------------------------------

 FACE/SHARE                     SECURITY
   AMOUNT                     DESCRIPTION                      VALUE
----------------------------------------------------
                    GROWTH BALANCED FUND (continued)
----------------------------------------------------

CORPORATE BONDS & NOTES (continued)

      450,000   Union Oil of California, 7.24%, 4/1/99    $       456,005
      500,000   Union Pacific Corp., 6.25%, 3/15/99               497,944
      475,000   USX Corp., 8.88%, 9/15/97                         478,962
      400,000   USX Corp., 6.38%, 7/15/98                         399,715
                                                          ---------------
TOTAL CORPORATE BONDS & NOTES (COST $6,784,066)
                                                                6,730,718
                                                          ---------------
GOVERNMENT AGENCY BONDS & NOTES (0.3%)
      525,000   FHLMC, 6.45%, 6/4/99                              526,194
    1,000,000   FNMA, 5.89%, 11/13/98                             996,140
                                                          ---------------

TOTAL GOVERNMENT AGENCY BONDS & NOTES (COST $1,525,000)
                                                                1,522,334
                                                          ---------------
MORTGAGE BACKED SECURITIES (1.4%)
      364,406   GNMA, Pool 345066, 6.50%, 10/16/23                348,362
      998,565   GNMA, Pool 352001, 6.50%, 12/15/23                954,598
    1,029,458   GNMA, Pool 354665, 6.50%, 10/15/23                984,131
      560,759   GNMA, Pool 354692, 6.50%, 11/15/23                536,069
    1,329,265   GNMA, Pool 354711, 6.50%, 12/15/23              1,270,739
      507,547   GNMA, Pool 361398, 6.50%, 1/15/24                 484,403
      535,144   GNMA, Pool 366641, 6.50%, 11/15/23                511,582
      992,972   GNMA, Pool 376400, 6.50%, 2/15/24                 947,693
    1,040,412   GNMA, Pool 780144, 7.00%, 7/15/24               1,018,554
                                                          ---------------
TOTAL MORTGAGE BACKED SECURITIES (COST $6,912,265)
                                                                7,056,131
                                                          ---------------
REPURCHASE AGREEMENTS (0.2%)
      941,027   BancAmerica, 5.57%, 6/2/97 to be
                  repurchased at $941,464 (cost
                  $941,027)(e)                                    941,027
                                                          ---------------
U.S. TREASURY OBLIGATIONS (6.7%)
U.S. TREASURY BONDS (1.9%)
    3,150,000   9.38%, 2/15/06(d)                               3,709,128
    2,500,000   6.88%, 5/15/06(d)                               2,532,032
      475,000   7.50%, 11/15/16                                   500,679
 FACE/SHARE                     SECURITY
   AMOUNT                     DESCRIPTION                      VALUE
----------------------------------------------------
                    GROWTH BALANCED FUND (continued)
----------------------------------------------------

U.S. TREASURY OBLIGATIONS (continued)
U.S. TREASURY BONDS (continued)

      200,000   8.75%, 5/15/17                            $       237,500
    2,075,000   8.13%, 8/15/19                                  2,333,080
      225,000   8.75%, 8/15/20                                    269,437
                                                          ---------------

TOTAL U.S. TREASURY BONDS
  (COST $9,964,333)                                             9,581,856
                                                          ---------------
U.S. TREASURY NOTES (4.8%)
      350,000   8.88%, 11/15/98                                   363,563
    1,750,000   5.75%, 12/31/98                                 1,742,346
    1,075,000   7.75%, 12/31/99                                 1,111,617
    1,200,000   8.50%, 2/15/00                                  1,263,752
    1,800,000   7.13%, 2/29/00                                  1,834,878
    1,000,000   6.88%, 3/31/00                                  1,013,751
      725,000   8.88%, 5/15/00(d)                                 774,164
      725,000   6.25%, 5/31/00(d)                                 722,961
    5,075,000   6.13%, 7/31/00(d)                               5,040,114
    2,200,000   8.75%, 8/15/00(d)                               2,347,814
    2,500,000   8.00%, 5/15/01                                  2,631,253
      500,000   6.63%, 6/30/01                                    502,501
      500,000   6.50%, 5/15/05(d)                                 495,313
    1,325,000   6.50%, 8/15/05                                  1,311,338
    2,850,000   7.00%, 7/15/06                                  2,909,674
                                                          ---------------

TOTAL U.S. TREASURY NOTES
  (COST $24,693,340)                                           24,065,039
                                                          ---------------

TOTAL U.S. TREASURY OBLIGATIONS (COST $34,657,673)
                                                               33,646,895
                                                          ---------------

TOTAL TOTAL RETURN BOND INVESTMENT STYLE (COST
  $50,820,031)                                                 49,897,105
                                                          ---------------
 INCOME EQUITY INVESTMENT STYLE (17.4%)
COMMON STOCK (16.8%)
AUTOMOTIVE REPAIR, SERVICES & PARKING (0.1%)
       13,094   Autoliv, Inc.(a)                                  487,751
                                                          ---------------
BUSINESS SERVICES (0.3%)
       39,900   Cognizant Corp.                                 1,476,300
                                                          ---------------
CHEMICALS & ALLIED PRODUCTS (0.8%)
       25,500   E.I. du Pont de Nemours & Co.                   2,776,312
       38,400   Morton International, Inc.                      1,238,400
                                                          ---------------
                                                                4,014,712
                                                          ---------------

                                                                    [LOGO]
See Notes to Schedules of Investments.

 SCHEDULES OF INVESTMENTS (CONTINUED)                               MAY 31, 1997

--------------------------------------------------------------------------------

 FACE/SHARE                     SECURITY
   AMOUNT                     DESCRIPTION                      VALUE
----------------------------------------------------
                    GROWTH BALANCED FUND (continued)
----------------------------------------------------

COMMON STOCK (continued)

COMMUNICATIONS (0.8%)
       59,900   AT&T Corp.                                $     2,208,812
       41,100   GTE Corp.                                       1,813,537
                                                          ---------------
                                                                4,022,349
                                                          ---------------
DEPOSITORY INSTITUTIONS (0.9%)
       26,200   First Bank System, Inc.(d)                      2,148,400
       21,600   J.P. Morgan & Co., Inc.                         2,322,000
                                                          ---------------
                                                                4,470,400
                                                          ---------------
EATING & DRINKING PLACES (0.2%)
       23,500   McDonald's Corp.                                1,180,875
                                                          ---------------
ELECTRIC, GAS, & SANITARY SERVICES (1.3%)
       35,500   Consolidated Natural Gas Co.                    1,885,937
       11,700   FPL Group, Inc.                                   544,050
       35,700   Pacific Gas & Electric Co.                        825,562
       49,200   Public Service Enterprise Group, Inc.           1,217,700
       16,800   Texas Utilities Co.                               577,500
       43,900   Waste Management, Inc.                          1,393,825
                                                          ---------------
                                                                6,444,574
                                                          ---------------
ELECTRONIC & OTHER ELECTRICAL EQUIPMENT & COMPONENTS, EXCEPT COMPUTER
EQUIPMENT (1.9%)
       45,000   AMP, Inc.                                       1,850,625
       32,800   Emerson Electric Co.                            1,771,200
       33,400   General Electric Co.                            2,016,525
       28,900   Honeywell, Inc.                                 2,102,475
       24,310   Lucent Technologies, Inc.                       1,546,723
                                                          ---------------
                                                                9,287,548
                                                          ---------------
ENGINEERING, ACCOUNTING, RESEARCH, MANAGEMENT & RELATED SERVICES (0.5%)
            1   ACNielson Corp.(a)                                     17
       93,800   Dun & Bradstreet Corp.                          2,450,527
                                                          ---------------
                                                                2,450,544
                                                          ---------------
FOOD & KINDRED PRODUCTS (1.3%)
       46,600   PepsiCo, Inc.                                   1,712,550
       18,000   Procter & Gamble Co.                            2,481,750
       50,000   Sara Lee Corp.                                  2,043,750
                                                          ---------------
                                                                6,238,050
                                                          ---------------
GENERAL MERCHANDISE STORES (1.0%)
       35,400   Dayton Hudson Corp.                             1,703,625
       21,800   J.C. Penney Co., Inc.                           1,122,700
 FACE/SHARE                     SECURITY
   AMOUNT                     DESCRIPTION                      VALUE
----------------------------------------------------
                    GROWTH BALANCED FUND (continued)
----------------------------------------------------

COMMON STOCK (continued)
GENERAL MERCHANDISE STORES (continued)

       27,600   May Department Stores Co.                 $     1,300,650
       19,500   Sears Roebuck and Co.                             957,938
                                                          ---------------
                                                                5,084,913
                                                          ---------------
INDUSTRIAL & COMMERCIAL MACHINERY & COMPUTER EQUIPMENT (0.5%)
       52,800   Hewlett-Packard Co.                             2,719,200
                                                          ---------------
INSURANCE CARRIERS (0.3%)
       34,900   American General Corp.(d)                       1,544,325
                                                          ---------------
MEASURING, ANALYZING & CONTROLLING INSTRUMENTS; PHOTOGRAPHIC, MEDICAL &
OPTICAL GOODS (0.3%)
       19,500   Eastman Kodak Co.                               1,616,063
                                                          ---------------
NONDEPOSITORY CREDIT INSTITUTIONS (0.8%)
       30,300   American Express Co.                            2,105,850
       20,450   Transamerica Corp.                              1,858,394
                                                          ---------------
                                                                3,964,244
                                                          ---------------
OIL & GAS EXTRACTION (0.4%)
       18,850   Schlumberger, Ltd.                              2,245,506
                                                          ---------------
PAPER & ALLIED PRODUCTS (0.5%)
       28,400   Minnesota Mining & Manufacturing Co.            2,605,700
                                                          ---------------
PETROLEUM REFINING & RELATED INDUSTRIES (1.8%)
       13,100   Atlantic Richfield Co.                          1,906,050
       27,700   Chevron Corp.(d)                                1,939,000
       36,900   Exxon Corp.                                     2,186,325
       10,250   Mobil Corp.                                     1,433,719
        7,500   Royal Dutch Petroleum Co. ADR(d)                1,464,375
                                                          ---------------
                                                                8,929,469
                                                          ---------------
PHARMACEUTICAL PREPARATIONS (1.4%)
       28,000   American Home Products Corp.                    2,135,000
       27,300   Johnson & Johnson                               1,634,588
       17,700   Merck & Co., Inc.                               1,590,787
       15,000   Pfizer, Inc.                                    1,543,125
                                                          ---------------
                                                                6,903,500
                                                          ---------------
PRINTING, PUBLISHING & ALLIED INDUSTRIES (0.3%)
       48,500   Deluxe Corp.                                    1,576,250
                                                          ---------------
TOBACCO PRODUCTS (1.0%)
       52,400   American Brands, Inc.                           2,567,600

                                                                    [LOGO]
See Notes to Schedules of Investments.

 SCHEDULES OF INVESTMENTS (CONTINUED)                               MAY 31, 1997

--------------------------------------------------------------------------------

 FACE/SHARE                     SECURITY
   AMOUNT                     DESCRIPTION                      VALUE
----------------------------------------------------
                    GROWTH BALANCED FUND (continued)
----------------------------------------------------

COMMON STOCK (continued)
TOBACCO PRODUCTS (continued)

       53,100   Philip Morris Cos., Inc.                  $     2,336,400
                                                          ---------------
                                                                4,904,000
                                                          ---------------
TRANSPORTATION EQUIPMENT (0.4%)
       24,000   United Technologies Corp.                       1,929,000
                                                          ---------------

TOTAL COMMON STOCK (COST $53,375,860)                          84,095,273
                                                          ---------------
REPURCHASE AGREEMENTS (0.6%)
    2,836,352   BancAmerica, 5.57%, 6/2/97 to be
                  repurchased at $2,837,669 (cost
                  $2,836,352)(e)                                2,836,352
                                                          ---------------

TOTAL INCOME EQUITY INVESTMENT STYLE (COST $56,212,212)
                                                               86,931,625
                                                          ---------------
 INDEX INVESTMENT STYLE (17.5%)
          N/A   Index Portfolio of Core Trust
                  (Delaware)(j)                                87,656,485
                                                          ---------------

TOTAL INDEX INVESTMENT STYLE (COST $51,118,016)                87,656,485
                                                          ---------------
 LARGE COMPANY GROWTH INVESTMENT STYLE (17.7%)
COMMON STOCK (17.5%)
AMUSEMENT & RECREATION SERVICES (0.4%)
       23,300   Walt Disney Co.                                 1,907,687
                                                          ---------------
APPAREL & OTHER FINISHED PRODUCTS MADE FROM FABRICS & SIMILAR MATERIALS
(0.3%)
       22,500   Cintas Corp.                                    1,395,000
                                                          ---------------
BUILDING MATERIALS, HARDWARE, GARDEN SUPPLY & MOBILE HOME DEALERS (0.7%)
       40,400   Home Depot, Inc.                                2,545,200
       26,600   Lowe's Cos., Inc.                               1,047,375
                                                          ---------------
                                                                3,592,575
                                                          ---------------
BUSINESS SERVICES (3.1%)
       23,000   DST Systems, Inc.(a)                              707,250
       14,300   Electronic Data Systems Corp.                     534,462
       93,200   First Data Corp.(d)                             3,728,000
       27,100   Fiserv, Inc.(a)                                 1,114,487
       15,900   HBO & Co.(d)                                    1,019,587
       62,400   Microsoft Corp.(a)                              7,737,600
       18,000   Sungard Data Systems, Inc.(a)                     765,000
                                                          ---------------
                                                               15,606,386
                                                          ---------------
 FACE/SHARE                     SECURITY
   AMOUNT                     DESCRIPTION                      VALUE
----------------------------------------------------
                    GROWTH BALANCED FUND (continued)
----------------------------------------------------

COMMON STOCK (continued)

ELECTRONIC & OTHER ELECTRICAL EQUIPMENT & COMPONENTS, EXCEPT COMPUTER
EQUIPMENT (3.2%)
       45,700   Intel Corp.                               $     6,923,550
       50,038   Molex, Inc., Class A                            1,813,877
       26,300   Motorola, Inc.                                  1,745,662
       22,900   Solectron Corp.(a)                              1,431,250
      116,300   Telefonaktiebolaget LM Ericsson, Series
                  B, Sponsored ADR                              4,143,187
                                                          ---------------
                                                               16,057,526
                                                          ---------------
ENGINEERING, ACCOUNTING, RESEARCH, MANAGEMENT & RELATED SERVICES (0.4%)
       20,600   Gartner Group, Inc.(a)                            599,975
       38,700   Paychex, Inc.                                   1,422,225
                                                          ---------------
                                                                2,022,200
                                                          ---------------
FOOD & KINDRED PRODUCTS (0.8%)
       59,200   Coca-Cola Co.                                   4,040,400
                                                          ---------------
HOLDING & OTHER INVESTMENT OFFICES (1.2%)
       56,350   Franklin Resources, Inc.                        3,648,662
       51,500   T. Rowe Price                                   2,536,375
                                                          ---------------
                                                                6,185,037
                                                          ---------------
INDUSTRIAL & COMMERCIAL MACHINERY & COMPUTER EQUIPMENT (1.5%)
       63,200   Cisco Systems, Inc.(a)                          4,281,800
       58,700   Hewlett-Packard Co.                             3,023,050
                                                          ---------------
                                                                7,304,850
                                                          ---------------
INSURANCE CARRIERS (0.9%)
       33,500   American International Group, Inc.              4,535,062
                                                          ---------------
MEASURING, ANALYZING & CONTROLLING INSTRUMENTS; PHOTOGRAPHIC, MEDICAL &
OPTICAL GOODS (0.8%)
       55,000   Medtronic, Inc.                                 4,070,000
                                                          ---------------
MISCELLANEOUS RETAIL (0.6%)
       71,000   PETsMART, Inc.(a)(d)                              869,750
       62,100   Staples, Inc.(a)(d)                             1,366,200
       31,100   Viking Office Products, Inc.(a)                   587,012
                                                          ---------------
                                                                2,822,962
                                                          ---------------
PHARMACEUTICAL PREPARATIONS (1.4%)
       33,600   Pfizer, Inc.                                    3,456,600

                                                                    [LOGO]
See Notes to Schedules of Investments.

 SCHEDULES OF INVESTMENTS (continued)                               MAY 31, 1997

--------------------------------------------------------------------------------

 FACE/SHARE                     SECURITY
   AMOUNT                     DESCRIPTION                      VALUE

-----------------------------------------------------------------
                    GROWTH BALANCED FUND (continued)
----------------------------------------------------
COMMON STOCK (continued)
PHARMACEUTICAL PREPARATIONS (continued)
       39,000   Merck & Co., Inc.                         $     3,505,125
                                                          ---------------
                                                                6,961,725
                                                          ---------------
SECURITY & COMMODITY BROKERS, DEALERS, EXCHANGES & SERVICES (1.2%)
      120,700   Charles Schwab Corp.                            4,903,438
       21,700   Donaldson, Lufkin & Jenrette, Inc.              1,141,965
                                                          ---------------
                                                                6,045,403
                                                          ---------------
TOBACCO PRODUCTS (0.6%)
       69,700   Philip Morris Cos., Inc.                        3,066,800
                                                          ---------------
WHOLESALE TRADE-NONDURABLE GOODS (0.4%)
       18,900   Cardinal Health, Inc.(d)                        1,100,925
       24,650   Corporate Express, Inc.(a)                        338,940
       22,900   Office Depot, Inc.(a)                             395,025
                                                          ---------------
                                                                1,834,890
                                                          ---------------
TOTAL COMMON STOCK (COST $53,902,257)                          87,448,503
                                                          ---------------
REPURCHASE AGREEMENTS (0.2%)
    1,174,837   BancAmerica, 5.57%, 6/2/97, to be
                  repurchased at $1,175,382 (cost
                  $1,174,837)(e)                                1,174,837
                                                          ---------------

TOTAL LARGE COMPANY GROWTH INVESTMENT STYLE (COST
  $55,077,094)                                                 88,623,340
                                                          ---------------
 SMALL COMPANY GROWTH INVESTMENT STYLE (7.1%)
          N/A   Small Co. Portfolio of Core Trust
                  (Delaware)(j)                                35,776,846
                                                          ---------------
TOTAL SMALL COMPANY GROWTH INVESTMENT STYLE (COST
  $30,838,818)                                                 35,776,846
                                                          ---------------
 INTERNATIONAL INVESTMENT STYLE (10.4%)
          N/A   International Portfolio II of Core Trust
                  (Delaware)(j)                                52,067,823
                                                          ---------------
TOTAL INTERNATIONAL INVESTMENT STYLE (COST $42,747,084)
                                                               52,067,823
                                                          ---------------

TOTAL INVESTMENTS (100.0%) (COST $387,342,999)
                                                          $   500,934,774
                                                          ---------------
                                                          ---------------

 FACE/SHARE                     SECURITY
   AMOUNT                     DESCRIPTION                      VALUE
----------------------------------------------------
                           INCOME EQUITY FUND
----------------------------------------------------
COMMON STOCK (96.0%)
AUTOMOTIVE REPAIR, SERVICES & PARKING (0.5%)
       71,678   Autoliv, Inc.(a)                          $     2,670,010
                                                          ---------------
BUSINESS SERVICES (1.5%)
      199,100   Cognizant Corp.                                 7,366,700
                                                          ---------------
CHEMICALS & ALLIED PRODUCTS (4.6%)
      149,800   E.I. du Pont de Nemours & Co.                  16,309,475
      210,200   Morton International, Inc.                      6,778,950
                                                          ---------------
                                                               23,088,425
                                                          ---------------
COMMUNICATIONS (4.4%)
      340,600   AT&T Corp.                                     12,559,625
      215,700   GTE Corp.                                       9,517,762
                                                          ---------------
                                                               22,077,387
                                                          ---------------
DEPOSITORY INSTITUTIONS (4.1%)
      110,900   First Bank System, Inc.(d)                      9,093,800
      108,100   J.P. Morgan & Co., Inc.(d)                     11,620,750
                                                          ---------------
                                                               20,714,550
                                                          ---------------
EATING & DRINKING PLACES (1.5%)
      146,300   McDonald's Corp.(d)                             7,351,575
                                                          ---------------
ELECTRIC, GAS, & SANITARY SERVICES (7.5%)
      184,500   Consolidated Natural Gas Co.                    9,801,562
       52,900   FPL Group, Inc.                                 2,459,850
      253,100   Pacific Gas & Electric Co.                      5,852,937
      199,700   Public Service Enterprise Group, Inc.           4,942,575
      128,300   Texas Utilities Co.(d)                          4,410,312
      320,300   Waste Management, Inc.(d)                      10,169,525
                                                          ---------------
                                                               37,636,761
                                                          ---------------
ELECTRONIC & OTHER ELECTRICAL EQUIPMENT & COMPONENTS, EXCEPT COMPUTER
EQUIPMENT (10.9%)
      353,600   AMP, Inc.                                      14,541,800
      162,200   Emerson Electric Co.                            8,758,800
      183,600   General Electric Co.                           11,084,850
      156,300   Honeywell, Inc.                                11,370,825
      134,006   Lucent Technologies, Inc.(d)                    8,526,131
                                                          ---------------
                                                               54,282,406
                                                          ---------------
ENGINEERING, ACCOUNTING, RESEARCH, MANAGEMENT, & RELATED SERVICES (2.9%)
      556,400   Dun & Bradstreet Corp.                         14,535,950
                                                          ---------------

                                                                    [LOGO]
See Notes to Schedules of Investments.

 SCHEDULES OF INVESTMENTS (CONTINUED)                               MAY 31, 1997

--------------------------------------------------------------------------------

 FACE/SHARE                     SECURITY
   AMOUNT                     DESCRIPTION                      VALUE
----------------------------------------------------
                     INCOME EQUITY FUND (continued)
----------------------------------------------------

COMMON STOCK (continued)

FOOD & KINDRED PRODUCTS (7.3%)
      250,800   PepsiCo, Inc.                             $     9,216,900
      104,000   Procter & Gamble Co.(d)                        14,339,000
      317,800   Sara Lee Corp.                                 12,990,075
                                                          ---------------
                                                               36,545,975
                                                          ---------------
GENERAL MERCHANDISE STORES (6.8%)
      139,800   Dayton Hudson Corp.                             6,727,875
      200,100   J.C. Penney Co., Inc.                          10,305,150
      249,600   May Department Stores Co.(d)                   11,762,400
      104,900   Sears Roebuck and Co.                           5,153,212
                                                          ---------------
                                                               33,948,637
                                                          ---------------
INDUSTRIAL & COMMERCIAL MACHINERY & COMPUTER EQUIPMENT (3.1%)
      302,600   Hewlett-Packard Co.(d)                         15,583,900
                                                          ---------------
INSURANCE CARRIERS (2.2%)
      248,600   American General Corp.(d)                      11,000,550
                                                          ---------------
MEASURING, ANALYZING, & CONTROLLING INSTRUMENTS; PHOTOGRAPHIC, MEDICAL &
OPTICAL GOODS (2.3%)
      141,600   Eastman Kodak Co.                              11,735,100
                                                          ---------------
NONDEPOSITORY CREDIT INSTITUTIONS (4.8%)
      132,100   American Express Co.                            9,180,950
      164,600   Transamerica Corp.                             14,958,025
                                                          ---------------
                                                               24,138,975
                                                          ---------------
OIL & GAS EXTRACTION (2.4%)
       99,200   Schlumberger Ltd.(d)                           11,817,200
                                                          ---------------
PAPER & ALLIED PRODUCTS (3.0%)
      163,900   Minnesota Mining & Manufacturing Co.           15,037,825
                                                          ---------------
PETROLEUM REFINING & RELATED INDUSTRIES (9.4%)
       93,600   Atlantic Richfield Co.                         13,618,800
      138,800   Chevron Corp.(d)                                9,716,000
      181,200   Exxon Corp.                                    10,736,100
       45,800   Mobil Corp.                                     6,406,275
       32,800   Royal Dutch Petroleum Co. ADR(d)                6,404,200
                                                          ---------------
                                                               46,881,375
                                                          ---------------
PHARMACEUTICAL PREPARATIONS (7.4%)
      126,300   American Home Products Corp.                    9,630,375
      178,500   Johnson & Johnson                              10,687,687
 FACE/SHARE                     SECURITY
   AMOUNT                     DESCRIPTION                      VALUE
----------------------------------------------------
                     INCOME EQUITY FUND (continued)
----------------------------------------------------

COMMON STOCK (continued)
PHARMACEUTICAL PREPARATIONS (continued)

       92,000   Merck & Co., Inc.(d)                      $     8,268,500
       80,400   Pfizer, Inc.                                    8,271,150
                                                          ---------------
                                                               36,857,712
                                                          ---------------
PRINTING, PUBLISHING, & ALLIED INDUSTRIES (1.7%)
      266,900   Deluxe Corp.                                    8,674,250
                                                          ---------------
TOBACCO PRODUCTS (5.6%)
      317,800   American Brands, Inc.                          15,572,200
      279,900   Philip Morris Cos., Inc.                       12,315,600
                                                          ---------------
                                                               27,887,800
                                                          ---------------
TRANSPORTATION EQUIPMENT (2.1%)
      127,900   United Technologies Corp.                      10,279,962
                                                          ---------------

TOTAL COMMON STOCK (COST $357,635,924)                        480,113,025
                                                          ---------------
REPURCHASE AGREEMENTS (2.7%)
   13,654,422   BancAmerica, 5.57%, 6/2/97, to be
                  repurchased at $13,660,760 (cost
                  $13,654,422)(e)                              13,654,422
                                                          ---------------
SHORT-TERM HOLDING (1.3%)
    3,169,692   Dreyfus Cash Management Fund                    3,169,692
    3,271,496   Institutional Funds Group, TempFund Fund        3,271,496
                                                          ---------------

TOTAL SHORT-TERM HOLDINGS (COST $6,441,188)                     6,441,188
                                                          ---------------

TOTAL INVESTMENTS (100.0%) (COST $377,731,534)
                                                          $   500,208,635
                                                          ---------------
                                                          ---------------
----------------------------------------------------
                        VALUGROWTH-SM- STOCK FUND
----------------------------------------------------
COMMON STOCK (99.6%)
AMUSEMENT & RECREATION SERVICES (1.6%)
       40,300   Walt Disney Co.                           $     3,299,562
                                                          ---------------
BUSINESS SERVICES (4.4%)
       82,600   Cabletron Systems, Inc.(a)(d)                   3,634,400
       81,400   First Data Corp.(d)                             3,256,000
       16,960   Microsoft Corp.(a)(d)                           2,103,040
                                                          ---------------
                                                                8,993,440
                                                          ---------------
CHEMICALS & ALLIED PRODUCTS (4.0%)
       35,060   E.I. du Pont de Nemours & Co.                   3,817,157

                                                                    [LOGO]
See Notes to Schedules of Investments.

 SCHEDULES OF INVESTMENTS (continued)                               MAY 31, 1997

--------------------------------------------------------------------------------

 FACE/SHARE                     SECURITY
   AMOUNT                     DESCRIPTION                      VALUE

-----------------------------------------------------------------
                  VALUGROWTH-SM- STOCK FUND (continued)
----------------------------------------------------
COMMON STOCK (continued)
CHEMICALS & ALLIED PRODUCTS (continued)
      102,100   Monsanto Co.                              $     4,492,400
                                                          ---------------
                                                                8,309,557
                                                          ---------------
COMMUNICATIONS (3.2%)
       77,470   GTE Corp.                                       3,418,363
       55,300   SBC Communications, Inc.                        3,235,050
                                                          ---------------
                                                                6,653,413
                                                          ---------------
DEPOSITORY INSTITUTIONS (8.6%)
       41,300   BankAmerica Corp.                               4,826,937
       39,100   Citicorp                                        4,472,062
       45,140   First Union Corp.(d)                            3,876,397
      100,800   State Street Corp.(d)                           4,498,200
                                                          ---------------
                                                               17,673,596
                                                          ---------------
ELECTRIC, GAS, & SANITARY SERVICES (6.1%)
       70,300   Consolidated Natural Gas Co.(d)                 3,734,688
      120,200   Texas Utilities Co.                             4,131,875
      131,200   USA Waste Services, Inc.(a)(d)                  4,756,000
                                                          ---------------
                                                               12,622,563
                                                          ---------------
ELECTRONIC & OTHER ELECTRICAL EQUIPMENT & COMPONENTS, EXCEPT COMPUTER
EQUIPMENT (10.2%)
      102,300   American Power Conversion Corp.(a)              2,378,475
       71,800   Emerson Electric Co.                            3,877,200
       68,400   General Electric Co.                            4,129,650
       50,160   Honeywell, Inc.(d)                              3,649,140
       23,600   Intel Corp.(d)                                  3,575,400
       91,800   Telefonaktiebolaget LM Ericsson, Series
                  B, Sponsored ADR(d)                           3,270,375
                                                          ---------------
                                                               20,880,240
                                                          ---------------
FABRICATED METAL PRODUCTS, EXCEPT MACHINERY & TRANSPORTATION EQUIPMENT
(1.5%)
       35,830   Gillette Co.(d)                                 3,184,391
                                                          ---------------
FEDERAL AGENCIES & INSTRUMENTALITIES (2.1%)
      100,100   FNMA                                            4,366,863
                                                          ---------------
FOOD & KINDRED PRODUCTS (5.4%)
       49,700   Coca-Cola Co.                                   3,392,025
      110,700   PepsiCo, Inc.                                   4,068,225
       25,830   Procter & Gamble Co.(d)                         3,561,311
                                                          ---------------
                                                               11,021,561
                                                          ---------------

 FACE/SHARE                     SECURITY
   AMOUNT                     DESCRIPTION                      VALUE

-----------------------------------------------------------------
                  VALUGROWTH-SM- STOCK FUND (continued)
----------------------------------------------------

COMMON STOCK (continued)

GENERAL MERCHANDISE STORES (1.5%)
       66,900   May Department Stores Co.(d)              $     3,152,663
                                                          ---------------
HEALTH SERVICES (2.1%)
      107,400   Vencor, Inc.(a)(d)                              4,376,550
                                                          ---------------
HOLDING & OTHER INVESTMENT OFFICES (1.7%)
       54,650   Franklin Resources, Inc.                        3,538,588
                                                          ---------------
INDUSTRIAL & COMMERCIAL MACHINERY & COMPUTER EQUIPMENT (6.5%)
      108,900   Black & Decker Corp.(d)                         3,784,275
       49,800   Cisco Systems, Inc.(a)                          3,373,950
       85,900   EMC Corp.(a)(d)                                 3,425,263
       53,700   Hewlett-Packard Co.(d)                          2,765,550
                                                          ---------------
                                                               13,349,038
                                                          ---------------
INSURANCE CARRIERS (5.0%)
       25,850   American International Group, Inc.              3,499,444
       61,900   Chubb Corp.                                     3,775,900
       64,000   SunAmerica, Inc.(d)                             3,024,000
                                                          ---------------
                                                               10,299,344
                                                          ---------------
MACHINERY (1.8%)
       68,600   Fluor Corp.(d)                                  3,627,226
                                                          ---------------
MEASURING, ANALYZING & CONTROLLING INSTRUMENTS; PHOTOGRAPHIC, MEDICAL &
OPTICAL GOODS (11.2%)
       89,790   Baxter International, Inc.                      4,736,423
       49,600   Medtronic, Inc.(d)                              3,670,400
      101,500   Millipore Corp.(d)                              4,377,187
      148,400   Thermo Electron Corp.(a)(d)                     5,119,800
       72,900   Xerox Corp.(d)                                  4,938,975
                                                          ---------------
                                                               22,842,785
                                                          ---------------
OIL & GAS EXTRACTION (1.8%)
       31,000   Schlumberger, Ltd.(d)                           3,692,875
                                                          ---------------
PAPER & ALLIED PRODUCTS (4.4%)
      162,030   Ikon Office Solutions, Inc.                     4,698,870
       87,100   Kimberly-Clark Corp.                            4,365,888
                                                          ---------------
                                                                9,064,758
                                                          ---------------
PETROLEUM REFINING & RELATED INDUSTRIES (5.1%)
       48,800   Chevron Corp.(d)                                3,416,000
       26,500   Mobil Corp.                                     3,706,688

                                                                    [LOGO]
See Notes to Schedules of Investments.

 SCHEDULES OF INVESTMENTS (CONTINUED)                               MAY 31, 1997

--------------------------------------------------------------------------------

 FACE/SHARE                     SECURITY
   AMOUNT                     DESCRIPTION                      VALUE

-----------------------------------------------------------------
                  VALUGROWTH-SM- STOCK FUND (continued)
----------------------------------------------------

COMMON STOCK (continued)
PETROLEUM REFINING & RELATED INDUSTRIES (continued)

       17,585   Royal Dutch Petroleum Co. ADR(d)          $     3,433,471
                                                          ---------------
                                                               10,556,159
                                                          ---------------
PHARMACEUTICAL PREPARATIONS (5.9%)
       57,700   American Home Products Corp.                    4,399,625
       64,000   Johnson & Johnson                               3,832,000
       42,900   Merck & Co., Inc.(d)                            3,855,637
                                                          ---------------
                                                               12,087,262
                                                          ---------------
REAL ESTATE INVESTMENT TRUST (1.9%)
      128,000   Beacon Properties Corp.                         3,968,000
                                                          ---------------
STONE, CLAY, GLASS, & CONCRETE PRODUCTS (3.6%)
      137,600   Gentex Corp.(a)                                 2,769,200
      123,100   Newell Co.(d)                                   4,708,575
                                                          ---------------
                                                                7,477,775
                                                          ---------------
TOTAL COMMON STOCK (COST $147,600,862)                        205,038,209
                                                          ---------------
SHORT-TERM HOLDINGS (0.4%)
      422,928   Dreyfus Cash Management Fund                      422,928
      422,924   Institutional Funds Group, TempFund Fund          422,924
                                                          ---------------
TOTAL SHORT-TERM HOLDINGS (COST $845,852)                         845,852
                                                          ---------------

TOTAL INVESTMENTS (100.0%) (COST $148,446,714)
                                                          $   205,884,061
                                                          ---------------
                                                          ---------------
----------------------------------------------------
                               INDEX FUND
----------------------------------------------------
COMMON STOCK (93.5%)
AGRICULTURAL PRODUCTION--CROPS (0.1%)
        6,100   Pioneer Hi-Bred International, Inc.       $       425,475
                                                          ---------------
AMUSEMENT & RECREATION SERVICES (0.8%)
        7,600   Harrah's Entertainment, Inc.(a)                   141,550
       49,700   Walt Disney Co.                                 4,069,187
                                                          ---------------
                                                                4,210,737
                                                          ---------------
APPAREL & ACCESSORY STORES (0.4%)
       12,400   CVS Corp.                                         593,650
        7,700   Charming Shoppes, Inc.(a)                          40,425
       20,800   Gap, Inc.                                         712,400
 FACE/SHARE                     SECURITY
   AMOUNT                     DESCRIPTION                      VALUE
----------------------------------------------------
                         INDEX FUND (continued)
----------------------------------------------------

COMMON STOCK (continued)
APPAREL & ACCESSORY STORES (continued)

       19,900   Limited, Inc.                             $       402,975
        6,000   Nordstrom, Inc.(d)                                288,000
        5,700   TJX Cos., Inc.                                    273,600
                                                          ---------------
                                                                2,311,050
                                                          ---------------
APPAREL & OTHER FINISHED PRODUCTS MADE FROM FABRICS & SIMILAR MATERIALS
(0.1%)
        5,300   Liz Claiborne, Inc.                               241,812
        4,700   V.F. Corp.                                        367,187
                                                          ---------------
                                                                  608,999
                                                          ---------------
AUTOMOTIVE DEALERS & GASOLINE SERVICE STATIONS (0.1%)
       11,000   Autozone, Inc.(a)                                 257,125
        4,600   Pep Boys - Manny, Moe & Jack                      143,750
                                                          ---------------
                                                                  400,875
                                                          ---------------
AUTOMOTIVE REPAIR, SERVICES & PARKING (0.0%)
        6,000   Ryder System, Inc.                                198,752
                                                          ---------------
BUILDING CONSTRUCTION--GENERAL CONTRACTORS & OPERATIVE BUILDERS (0.0%)
        2,100   Centex Corp.                                       83,737
        2,900   Kaufman & Broad Home Corp.                         43,500
        1,700   Pulte Corp.                                        53,762
                                                          ---------------
                                                                  180,999
                                                          ---------------
BUILDING MATERIALS, HARDWARE, GARDEN SUPPLY & MOBILE HOME DEALERS (0.5%)
       35,200   Home Depot, Inc.                                2,217,600
       12,700   Lowe's Cos., Inc.                                 500,062
                                                          ---------------
                                                                2,717,662
                                                          ---------------
BUSINESS SERVICES (4.4%)
       12,800   3Com Corp.(a)(d)                                  620,800
        5,300   Adobe Systems, Inc.                               236,512
        3,400   Autodesk, Inc.                                    132,175
       21,300   Automatic Data Processing, Inc.(d)              1,046,362
       28,800   C.U.C. International, Inc.(a)(d)                  662,400
       11,500   Cabletron Systems, Inc.(a)                        506,000
        5,900   Ceridian Corp.(a)                                 216,825
       12,600   Cognizant Corp.                                   466,200
       26,700   Computer Associates International, Inc.         1,461,825
        5,600   Computer Sciences Corp.(a)                        433,300
       32,800   First Data Corp.(d)                             1,312,000

                                                                    [LOGO]
See Notes to Schedules of Investments.

 SCHEDULES OF INVESTMENTS (continued)                               MAY 31, 1997

--------------------------------------------------------------------------------

 FACE/SHARE                     SECURITY
   AMOUNT                     DESCRIPTION                      VALUE

-----------------------------------------------------------------
                         INDEX FUND (continued)
----------------------------------------------------
COMMON STOCK (continued)
BUSINESS SERVICES (continued)
        6,000   Interpublic Group of Cos., Inc.           $       359,250
       87,600   Microsoft Corp.(a)                             10,862,400
       25,200   Novell, Inc.(a)                                   198,450
       48,200   Oracle Systems Corp.(a)(d)                      2,247,325
        9,400   Parametric Technology Co.(a)                      421,825
        4,300   Safety Kleen Corp.                                 67,187
        1,700   Shared Medical Systems Corp.                       90,100
       26,900   Sun Microsystems, Inc.(a)                         867,525
       13,700   UST, Inc.                                         390,450
                                                          ---------------
                                                               22,598,911
                                                          ---------------
CHEMICALS & ALLIED PRODUCTS (7.1%)
       57,000   Abbott Laboratories                             3,591,000
        8,200   Air Products & Chemicals, Inc.                    637,550
        4,100   Alberto Culver Co.(d)                             116,850
        4,800   Allergan, Inc.                                    142,200
        6,200   Alza Corp.(a)                                     182,900
        9,800   Avon Products, Inc.                               624,750
       20,100   Baxter International, Inc.                      1,060,275
       73,400   Bristol-Myers Squibb Co.                        5,385,725
        3,800   Clorox Co.                                        479,750
       21,600   Colgate-Palmolive Co.                           1,339,200
       17,900   Dow Chemical Co.                                1,492,412
       41,300   E.I. du Pont de Nemours & Co.                   4,496,537
        5,700   Eastman Chemical Co.                              339,150
        4,700   Ecolab, Inc.(d)                                   195,637
       40,400   Eli Lilly & Co.                                 3,757,200
        2,700   FMC Corp.(a)                                      194,400
        3,900   Goodrich (B.F.) Co.                               167,700
        4,700   Great Lakes Chemical Corp.                        229,712
        7,500   Hercules, Inc.                                    351,562
        8,100   International Flavors & Fragrances, Inc.          359,437
        5,400   Mallinckrodt, Inc.                                201,825
       43,100   Monsanto Co.                                    1,896,400
       10,500   Morton International, Inc.                        338,625
        4,900   Nalco Chemical Co.                                181,912
       13,500   PPG Industries, Inc.                              784,687
       37,200   Pharmacia & Upjohn, Inc.                        1,288,050
       11,500   Praxair, Inc.                                     605,187
        4,700   Rohm & Haas Co.                                   405,375
       27,000   Schering-Plough Corp.                           2,450,250
       12,600   Sherwin-Williams Co.                              378,000
        9,400   Union Carbide Corp.(d)                            439,450
        6,000   W.R. Grace & Co.                                  313,500

 FACE/SHARE                     SECURITY
   AMOUNT                     DESCRIPTION                      VALUE

-----------------------------------------------------------------
                         INDEX FUND (continued)
----------------------------------------------------

COMMON STOCK (continued)
CHEMICALS & ALLIED PRODUCTS (continued)

       19,900   Warner-Lambert Co.                        $     2,004,925
                                                          ---------------
                                                               36,432,133
                                                          ---------------
COMMUNICATIONS (6.4%)
      118,800   AT&T Corp.                                      4,380,750
       36,700   Airtouch Communications, Inc.(a)                1,023,012
       13,900   Alltel Corp.                                      456,962
       40,300   Ameritech Corp.                                 2,639,650
       32,100   Bell Atlantic Corp.(d)                          2,247,000
       72,800   BellSouth Corp.                                 3,303,300
       23,900   Comcast Corp., Class A                            415,262
       12,000   Frontier Corp.                                    220,500
       70,500   GTE Corp.                                       3,110,812
        2,700   King World Productions, Inc.                      101,587
       50,200   MCI Communications Corp.                        1,926,425
       32,200   NYNEX Corp.                                     1,730,750
       67,267   SBC Communications, Inc.(d)                     3,935,119
       31,500   Sprint Corp.                                    1,539,562
       48,700   Tele-Communications, Inc.(a)                      736,587
       35,000   US West Communications Group(a)                 1,281,875
       45,800   US West Media Group(d)                            910,275
       25,900   Viacom, Inc., Class B(a)(d)                       768,906
       63,900   WorldCom, Inc.(a)(d)                            1,893,037
                                                          ---------------
                                                               32,621,371
                                                          ---------------
DEPOSITORY INSTITUTIONS (7.3%)
       31,300   Banc One Corp.(d)                               1,353,725
       28,700   Bank of New York Co., Inc.                      1,223,337
       26,300   BankAmerica Corp.                               3,073,812
       11,200   BankBoston Corp.                                  817,600
        6,000   Bankers Trust New York Corp.                      507,750
       14,300   Barnett Banks, Inc.                               752,537
       32,100   Chase Manhattan Corp.                           3,033,450
       34,500   Citicorp                                        3,945,937
        7,900   Comerica, Inc.                                    493,750
       16,400   Corestates Financial Corp.                        867,150
        7,800   Fifth Third Bancorp(d)                            602,550
        9,900   First Bank System, Inc.(d)                        811,800
       23,300   First Chicago NBD Corp.                         1,380,525
       20,800   First Union Corp.                               1,786,200
       19,300   Fleet Financial Group, Inc.                     1,179,712
        4,200   Golden West Financial Corp.                       284,550
       10,100   Great Western Financial Corp.                     489,850
        7,800   H. F. Ahmanson & Co.(d)                           317,850

                                                                    [LOGO]
See Notes to Schedules of Investments.

 SCHEDULES OF INVESTMENTS (CONTINUED)                               MAY 31, 1997

--------------------------------------------------------------------------------

 FACE/SHARE                     SECURITY
   AMOUNT                     DESCRIPTION                      VALUE

-----------------------------------------------------------------
                         INDEX FUND (continued)
----------------------------------------------------

COMMON STOCK (continued)
DEPOSITORY INSTITUTIONS (continued)

       13,700   J.P. Morgan & Co., Inc.(d)                $     1,472,750
       16,600   KeyCorp                                           902,625
        9,500   Mellon Bank Corp.                                 831,250
       16,300   National City Corp.                               839,450
       57,044   NationsBank Corp.                               3,358,465
       27,100   Norwest Corp.(g)                                1,449,850
       24,900   PNC Bank Corp.(d)                               1,042,687
        4,100   Republic New York Corp.                           408,975
       16,400   Suntrust Banks, Inc.                              875,350
       11,100   U.S. Bancorp                                      681,262
       12,100   Wachovia Corp.(d)                                 736,587
        6,800   Wells Fargo & Co.                               1,791,800
                                                          ---------------
                                                               37,313,136
                                                          ---------------
EATING & DRINKING PLACES (0.7%)
       11,600   Darden Restaurants, Inc.                           97,150
        9,400   Marriott International, Inc.                      542,850
       51,200   McDonald's Corp.                                2,572,800
        9,500   Wendy's International, Inc.                       222,062
                                                          ---------------
                                                                3,434,862
                                                          ---------------
ELECTRIC, GAS & SANITARY SERVICES (3.3%)
       13,800   American Electric Power Co.                       562,350
       10,800   Baltimore Gas & Electric Co.                      283,500
       15,600   Browning-Ferris Industries                        510,900
       11,600   CINergy Corp.(d)                                  406,000
       11,100   Carolina Power & Light Co.                        385,725
       15,500   Central & Southwest Corp.                         329,375
        7,700   Coastal Corp.                                     385,962
        4,100   Columbia Gas System, Inc.                         263,937
       17,300   Consolidated Edison Co. of New York,
                  Inc.                                            503,862
        7,000   Consolidated Natural Gas Co.                      371,875
       10,700   DTE Energy Co.                                    284,887
       13,200   Dominion Resources, Inc.                          457,050
       14,800   Duke Power Co.(d)                                 666,000
        5,100   ENSERCH Corp.                                     109,012
        1,500   Eastern Enterprises                                51,750
       31,700   Edison International                              740,987
       18,700   Enron Corp.(d)                                    762,025
       17,000   Entergy Corp.(d)                                  448,375
       13,400   FPL Group, Inc.                                   623,100
        8,900   General Public Utilities Corp.                    311,500
       17,200   Houston Industries, Inc.(d)                       356,900
       23,000   Laidlaw, Inc., Class B                            310,500
 FACE/SHARE                     SECURITY
   AMOUNT                     DESCRIPTION                      VALUE

-----------------------------------------------------------------
                         INDEX FUND (continued)
----------------------------------------------------

COMMON STOCK (continued)
ELECTRIC, GAS & SANITARY SERVICES (continued)

       10,600   Niagara Mohawk Power Corp.(a)             $        92,750
        3,700   Nicor, Inc.                                       127,187
       10,100   NorAm Energy Corp.                                154,025
        5,100   Northern States Power Co.                         249,900
       11,200   Ohio Edison Co.                                   238,000
        2,000   Oneok, Inc.                                        60,500
       11,900   PP&L Resources, Inc.                              239,487
       21,700   PacifiCorp(d)                                     431,287
        6,200   Pacific Enterprises                               203,050
       30,200   Pacific Gas & Electric Co.                        698,375
       11,100   Panenergy Corp.                                   518,925
       16,400   Peco Energy Co.                                   311,600
        2,600   People's Energy Corp.                              92,300
       17,500   Public Service Enterprise Group, Inc.             433,125
        6,300   Sonat, Inc.                                       362,250
       49,400   Southern Co.                                    1,049,750
       16,500   Texas Utilities Co.                               567,187
        7,500   Union Electric Co.(d)                             274,687
       35,500   Waste Management, Inc.                          1,127,125
       11,450   Williams Cos., Inc.                               505,231
                                                          ---------------
                                                               16,862,313
                                                          ---------------
ELECTRONIC & OTHER ELECTRICAL EQUIPMENT & COMPONENTS, EXCEPT COMPUTER
EQUIPMENT (8.0%)
       16,100   AMP, Inc.                                         662,112
       10,000   Advanced Micro Devices, Inc.(a)                   400,000
        2,100   Aeroquip-Vickers, Inc.                             91,087
        9,200   Andrew Corp.(a)                                   250,700
        7,900   Cooper Industries, Inc.                           402,900
        8,600   DSC Communications Corp.(a)                       219,837
       32,800   Emerson Electric Co.                            1,771,200
      241,400   General Electric Co.                           14,574,525
       10,100   General Instrument Corp.(a)                       244,925
        2,900   Harris Corp.                                      257,012
        9,300   Honeywell, Inc.                                   676,575
        8,500   ITT Corp.(a)                                      506,812
       60,200   Intel Corp.                                     9,120,300
        9,500   LSI Logic Corp.(a)                                396,625
       46,700   Lucent Technologies, Inc.                       2,971,287
        7,400   Maytag Corp.                                      197,950
       15,300   Micron Technology, Inc.(a)(d)                     650,250
       43,500   Motorola, Inc.                                  2,887,312
       10,200   National Semiconductor Corp.(a)                   286,875
        3,500   National Service Industries(d)                    153,562

                                                                    [LOGO]
See Notes to Schedules of Investments.

 SCHEDULES OF INVESTMENTS (CONTINUED)                               MAY 31, 1997

--------------------------------------------------------------------------------

 FACE/SHARE                     SECURITY
   AMOUNT                     DESCRIPTION                      VALUE

-----------------------------------------------------------------
                         INDEX FUND (continued)
----------------------------------------------------

COMMON STOCK (continued)
ELECTRONIC & OTHER ELECTRICAL EQUIPMENT & COMPONENTS, EXCEPT COMPUTER EQUIPMENT (continued)

       19,000   Northern Telecom Ltd.(d)                  $     1,596,000
        3,300   Raychem Corp.                                     244,612
        5,700   Scientific-Atlanta, Inc.                          103,312
       13,200   Tellabs, Inc.(a)                                  663,300
       14,000   Texas Instruments, Inc.(d)                      1,258,250
        3,900   Thomas & Betts Corp.                              198,412
        5,500   Whirlpool Corp.                                   274,312
                                                          ---------------
                                                               41,060,044
                                                          ---------------
ENGINEERING, ACCOUNTING, RESEARCH, MANAGEMENT & RELATED SERVICES (0.1%)
       12,500   Dun & Bradstreet Corp.                            326,562
        3,500   EG&G, Inc.                                         68,250
                                                          ---------------
                                                                  394,812
                                                          ---------------
FABRICATED METAL PRODUCTS, EXCEPT MACHINERY & TRANSPORTATION EQUIPMENT
(0.9%)
        2,200   Ball Corp.                                         64,075
        3,350   Crane Co.                                         137,350
        9,400   Crown Cork & Seal Co., Inc.                       547,550
       40,700   Gillette Co.                                    3,617,212
        5,500   Parker-Hannifin Corp.                             289,437
        4,500   Snap-On, Inc.                                     179,437
        6,500   Stanley Works(d)                                  266,500
                                                          ---------------
                                                                5,101,561
                                                          ---------------
FOOD STORES (0.4%)
       18,500   Albertson's, Inc.                                 619,750
       10,700   American Stores Co.                               486,850
        4,400   Giant Food, Inc., Class A                         144,925
        2,800   Great Atlantic & Pacific Tea Co.                   77,350
       18,600   Kroger Co.(a)                                     476,625
       11,100   Winn-Dixie Stores, Inc.(d)                        424,575
                                                          ---------------
                                                                2,230,075
                                                          ---------------
FOOD & KINDRED PRODUCTS (7.8%)
        2,800   Adolph Coors Co.                                   68,250
       36,600   Anheuser-Busch Cos., Inc.(d)                    1,569,225
       39,900   Archer Daniels Midland Co.                        798,000
        5,100   Brown-Forman Corp.                                260,737
       10,600   CPC International, Inc.                           911,600
       34,400   Campbell Soup Co.                               1,582,400
      182,400   Coca-Cola Co.                                  12,448,800
 FACE/SHARE                     SECURITY
   AMOUNT                     DESCRIPTION                      VALUE

-----------------------------------------------------------------
                         INDEX FUND (continued)
----------------------------------------------------

COMMON STOCK (continued)
FOOD & KINDRED PRODUCTS (continued)

       17,700   Conagra, Inc.                             $     1,064,212
       11,500   General Mills, Inc.                               727,375
       26,900   Heinz (H.J.) Co.                                1,156,700
       11,300   Hershey Foods Corp.                               634,212
       15,500   Kellogg Co.                                     1,143,125
      113,900   PepsiCo, Inc.                                   4,185,825
       50,000   Procter & Gamble Co.(d)                         6,893,750
       10,000   Quaker Oats Co.                                   412,500
        7,800   Ralston-Ralston Purina Group                      664,950
       35,500   Sara Lee Corp.                                  1,451,062
       27,300   Seagram Co. Ltd.(d)                             1,098,825
       11,800   Unilever N.V.                                   2,286,250
        7,600   Whitman Corp.                                     183,350
        8,500   Wrigley (Wm) Jr. Co.                              503,625
                                                          ---------------
                                                               40,044,773
                                                          ---------------
FURNITURE & FIXTURES (0.1%)
       11,800   Masco Corp.                                       458,725
                                                          ---------------
GENERAL MERCHANDISE STORES (2.2%)
       16,200   Costco Cos., Inc.(a)                              546,750
       15,900   Dayton Hudson Corp.                               765,187
        8,300   Dillards, Inc.                                    280,125
       15,300   Federated Department Stores, Inc.(a)(d)           566,100
        5,200   Harcourt General, Inc.                            246,350
       18,600   J.C. Penney Co., Inc.                             957,900
       35,500   Kmart Corp.(a)(d)                                 497,000
       18,500   May Department Stores Co.                         871,812
        2,700   Mercantile Stores Co., Inc.                       145,125
       28,700   Sears Roebuck and Co.                           1,409,887
      168,100   Wal-Mart Stores, Inc.(d)                        5,000,975
        9,800   Woolworth Corp.(a)(d)                             236,425
                                                          ---------------
                                                               11,523,636
                                                          ---------------
HEALTH SERVICES (0.6%)
        7,300   Beverly Enterprises, Inc.(a)(d)                   103,112
       49,200   Columbia/HCA Healthcare Corp.(d)                1,801,950
       23,200   HEALTHSOUTH Corp.(a)                              530,700
        4,600   Manor Care, Inc.                                  131,675
       21,700   Tenet Healthcare Corp.(a)                         596,750
                                                          ---------------
                                                                3,164,187
                                                          ---------------

                                                                    [LOGO]
See Notes to Schedules of Investments.

 SCHEDULES OF INVESTMENTS (CONTINUED)                               MAY 31, 1997

--------------------------------------------------------------------------------

 FACE/SHARE                     SECURITY
   AMOUNT                     DESCRIPTION                      VALUE

-----------------------------------------------------------------
                         INDEX FUND (continued)
----------------------------------------------------

COMMON STOCK (continued)

HEAVY CONSTRUCTION OTHER THAN BUILDING CONSTRUCTION-- CONTRACTORS (0.2%)
        6,100   Fluor Corp.                               $       322,537
        3,000   Foster Wheeler Corp.                              116,250
        9,200   Halliburton Co.                                   711,850
                                                          ---------------
                                                                1,150,637
                                                          ---------------
HOLDING & OTHER INVESTMENT OFFICES (0.1%)
       12,300   Conseco, Inc.(d)                                  492,000
                                                          ---------------
HOME FURNITURE, FURNISHINGS & EQUIPMENT STORES (0.1%)
        7,200   Circuit City Stores                               284,400
                                                          ---------------
HOTELS, ROOMING HOUSES, CAMPS & OTHER LODGING PLACES (0.2%)
        9,500   HFS, Inc.(a)(d)                                   511,812
       18,200   Hilton Hotels Corp.(d)                            514,150
                                                          ---------------
                                                                1,025,962
                                                          ---------------
INDUSTRIAL & COMMERCIAL MACHINERY & COMPUTER EQUIPMENT (6.0%)
        8,900   Amdahl Corp.(a)                                    89,000
        9,100   Apple Computer, Inc.(a)                           151,287
       13,200   Applied Materials, Inc.(a)(d)                     861,300
       10,600   Baker Hughes, Inc.                                397,500
       14,200   Bay Networks, Inc.(a)                             347,900
        6,500   Black & Decker Corp.                              225,875
        2,100   Briggs & Stratton Corp.                           108,412
        7,200   Brunswick Corp.                                   219,600
        5,400   Case Corp.                                        318,600
       14,100   Caterpillar, Inc.                               1,376,512
        2,900   Cincinnati Milacron, Inc.                          67,062
       47,600   Cisco Systems, Inc.(a)                          3,224,900
       19,900   Compaq Computer Corp.(a)                        2,154,175
        2,900   Cummins Engine Co., Inc.                          184,875
        2,900   Data General Corp.(a)                              61,987
       19,000   Deer & Co.                                        971,375
       13,200   Dell Computer Corp.(a)                          1,485,000
       11,400   Digital Equipment Corp.(a)                        408,975
        8,300   Dover Corp.                                       475,175
       12,900   Dresser Industries, Inc.                          441,825
       17,100   EMC Corp.(a)                                      681,862
        3,700   General Signal Corp.                              155,862
        2,400   Giddings & Lewis, Inc.                             45,487
        3,600   Harnischfeger Industries, Inc.                    154,350
       74,500   Hewlett-Packard Co.(d)                          3,836,750
       75,800   IBM Corp.                                       6,556,700
 FACE/SHARE                     SECURITY
   AMOUNT                     DESCRIPTION                      VALUE

-----------------------------------------------------------------
                         INDEX FUND (continued)
----------------------------------------------------

COMMON STOCK (continued)
INDUSTRIAL & COMMERCIAL MACHINERY & COMPUTER EQUIPMENT (continued)

        8,000   Ingersoll-Rand Co.                        $       436,000
        3,500   Intergraph Corp.(a)                                24,718
        4,000   McDermott International, Inc.                     111,000
        9,200   Pall Corp.                                        217,350
       10,900   Pitney Bowes, Inc.                                765,725
       18,400   Seagate Technology, Inc.(a)                       747,500
       12,900   Silicon Graphics, Inc.(a)(d)                      243,487
        8,700   Tandem Computers, Inc.(a)                         123,975
        4,300   Tandy Corp.                                       232,200
       12,500   Tenneco, Inc.                                     559,375
        2,300   Timken Co.                                        157,837
       12,200   Tyco International Ltd.(d)                        774,700
       12,800   Unisys Corp.(a)(d)                                 88,000
       46,000   Westinghouse Electric Corp.(d)                    931,500
                                                          ---------------
                                                               30,415,713
                                                          ---------------
INSURANCE AGENTS, BROKERS & SERVICE (0.4%)
       12,000   Aon Corp.                                         585,000
       12,000   Humana, Inc.(a)                                   271,500
        4,300   MGIC Investment Corp.(d)                          382,700
        5,300   Marsh & McLennan Cos., Inc.                       698,275
                                                          ---------------
                                                                1,937,475
                                                          ---------------
INSURANCE CARRIERS (3.9%)
       11,100   Aetna Life & Casualty, Inc.                     1,121,100
       32,600   Allstate Corp.                                  2,400,175
       14,900   American General Corp.                            659,325
       34,400   American International Group, Inc.              4,656,900
        5,500   CIGNA Corp.                                       955,625
       12,800   Chubb Corp.                                       780,800
        6,100   General Re Corp.                                1,069,025
        8,600   Hartford Financial Services Group, Inc.           670,800
        5,200   Jefferson-Pilot Corp.(d)                          330,850
        7,700   Lincoln National Corp.                            468,737
        8,500   Loews Corp.                                       826,625
        3,200   MBIA, Inc.                                        343,600
        6,900   Providian Corp.                                   413,137
        9,300   Safeco Corp.                                      404,550
        6,100   St. Paul Cos., Inc.                               436,912
        5,200   Torchmark Corp.                                   341,250
       47,000   Travelers Group, Inc.(d)                        2,579,125
        2,500   US Life Corp.                                     121,875

                                                                    [LOGO]
See Notes to Schedules of Investments.

 SCHEDULES OF INVESTMENTS (CONTINUED)                               MAY 31, 1997

--------------------------------------------------------------------------------

 FACE/SHARE                     SECURITY
   AMOUNT                     DESCRIPTION                      VALUE

-----------------------------------------------------------------
                         INDEX FUND (continued)
----------------------------------------------------

COMMON STOCK (continued)
INSURANCE CARRIERS (continued)

        8,500   USF&G Corp.                               $       182,750
       13,500   United Healthcare Corp.                           762,750
        5,400   Unum Corp.                                        427,275
                                                          ---------------
                                                               19,953,186
                                                          ---------------
LEATHER & LEATHER PRODUCTS (0.0%)
        3,600   Stride Rite Corp.                                  54,900
                                                          ---------------
LUMBER & WOOD PRODUCTS, EXCEPT FURNITURE (0.0%)
        8,000   Louisiana-Pacific Corp.                           156,000
                                                          ---------------
MEASURING, ANALYZING & CONTROLLING INSTRUMENTS; PHOTOGRAPHIC, MEDICAL &
OPTICAL GOODS (1.9%)
        4,200   Bard (C.R.), Inc.                                 134,400
        4,100   Bausch & Lomb, Inc.                               165,025
        9,200   Becton, Dickinson & Co.                           453,100
        8,500   Biomet, Inc.                                      158,843
       13,100   Boston Scientific Corp.(a)                        699,212
       24,400   Eastman Kodak Co.                               2,022,150
        5,400   Guidant Corp.                                     419,175
        6,000   Johnson Controls, Inc.                            254,250
       17,600   Medtronic, Inc.                                 1,302,400
        3,200   Millipore Corp.                                   138,000
        3,200   Perkin-Elmer Corp.                                243,200
        3,300   Polaroid Corp.                                    168,300
       17,300   Raytheon Co.                                      826,075
        6,000   St. Jude Medical, Inc.(a)(d)                      203,250
        2,400   Tektronix, Inc.                                   137,700
       11,000   Thermo Electron Corp.(a)                          379,500
        4,600   U.S. Surgical Corp.                               155,250
       23,700   Xerox Corp.                                     1,605,675
                                                          ---------------
                                                                9,465,505
                                                          ---------------
METAL MINING (0.5%)
       26,100   Barrick Gold Corp.(d)                             659,025
       16,500   Battle Mountain Gold Co.                           99,000
        6,900   Cyprus Amax Minerals Co.                          168,187
       10,200   Echo Bay Mines Ltd.                                62,475
       14,200   Freeport McMoran, Inc., Class B                   413,575
       10,800   Homestake Mining Co.                              149,850
       11,471   Newmont Mining Corp.                              448,802
       17,600   Placer Dome, Inc.                                 321,200
                                                          ---------------
                                                                2,322,114
                                                          ---------------
MISCELLANEOUS MANUFACTURING INDUSTRIES (0.2%)
        9,450   Hasbro, Inc.                                      274,050
 FACE/SHARE                     SECURITY
   AMOUNT                     DESCRIPTION                      VALUE

-----------------------------------------------------------------
                         INDEX FUND (continued)
----------------------------------------------------

COMMON STOCK (continued)
MISCELLANEOUS MANUFACTURING INDUSTRIES (continued)

        8,700   ITT Industries, Inc.                      $       215,325
        2,800   Jostens, Inc.                                      68,950
       20,000   Mattel, Inc.                                      597,514
          600   NACCO Industries, Inc.                             30,525
                                                          ---------------
                                                                1,186,364
                                                          ---------------
MISCELLANEOUS RETAIL (0.4%)
        2,900   Longs Drug Stores, Inc.                            68,875
        9,000   Rite Aid Corp.(d)                                 418,500
       21,300   Toys "R" Us, Inc.(a)(d)                           662,962
       18,100   Walgreen Co.                                      846,175
                                                          ---------------
                                                                1,996,512
                                                          ---------------
MOTION PICTURES (0.1%)
       15,800   Unicom Corp.                                      359,450
                                                          ---------------
MOTOR FREIGHT TRANSPORTATION & WAREHOUSING (0.0%)
        2,900   Caliber System, Inc.                               92,800
                                                          ---------------
NONDEPOSITORY CREDIT INSTITUTIONS (2.2%)
       34,700   American Express Co.                            2,411,650
        3,900   Beneficial Corp.                                  250,575
       23,500   Dean Witter Discover & Co.                        969,375
       52,500   FHLMC                                           1,732,500
       80,000   FNMA                                            3,490,000
       10,100   Green Tree Financial Corp.                        353,500
        7,100   Household International, Inc.                     697,575
       24,500   MBNA Corp.                                        829,937
        4,900   Transamerica Corp.                                445,287
                                                          ---------------
                                                               11,180,399
                                                          ---------------
OIL & GAS EXTRACTION (1.2%)
        9,200   Burlington Resources, Inc.                        427,800
        1,800   Helmerich & Payne, Inc.                           101,025
       24,100   Occidental Petroleum Corp.                        560,325
        7,700   Oryx Energy Co.(a)                                178,062
       19,300   Phillips Petroleum Co.                            820,250
        6,300   Rowan Cos., Inc.(a)                               145,687
        6,700   Santa Fe Energy Resources, Inc.(a)                101,337
       18,100   Schlumberger Ltd.                               2,156,162
       21,100   USX-Marathon Group, Inc.                          627,725
       18,400   Union Pacific Resources Group, Inc.               531,300

                                                                    [LOGO]
See Notes to Schedules of Investments.

 SCHEDULES OF INVESTMENTS (CONTINUED)                               MAY 31, 1997

--------------------------------------------------------------------------------

 FACE/SHARE                     SECURITY
   AMOUNT                     DESCRIPTION                      VALUE

-----------------------------------------------------------------
                         INDEX FUND (continued)
----------------------------------------------------

COMMON STOCK (continued)
OIL & GAS EXTRACTION (continued)

        3,900   Western Atlas, Inc.(a)                    $       264,712
                                                          ---------------
                                                                5,914,385
                                                          ---------------
PAPER & ALLIED PRODUCTS (2.0%)
        7,700   Avery Dennison Corp.                              289,712
        3,800   Bemis Co., Inc.                                   152,000
        3,600   Boise Cascade Corp.(d)                            136,800
        7,000   Champion International Corp.                      345,625
        6,700   Georgia Pacific Corp.                             591,275
        9,600   Ikon Office Solutions, Inc.                       278,400
       22,000   International Paper Co.                         1,056,000
        6,300   James River Corp. of Virginia(d)                  221,287
       41,600   Kimberly-Clark Corp.                            2,085,200
        3,800   Mead Corp.                                        242,250
       30,600   Minnesota Mining & Manufacturing Co.            2,807,550
        7,300   Stone Container Corp.                             100,375
        4,100   Temple-Inland, Inc.                               248,050
        5,100   Union Camp Corp.                                  267,750
        7,500   Westvaco Corp.                                    234,375
       14,600   Weyerhaeuser Co.                                  728,175
        4,100   Willamette Industries                             305,450
                                                          ---------------
                                                               10,090,274
                                                          ---------------
PERSONAL SERVICES (0.2%)
        7,600   H & R Block, Inc.                                 250,800
       17,300   Service Corp. International(d)                    609,825
                                                          ---------------
                                                                  860,625
                                                          ---------------
PETROLEUM REFINING & RELATED INDUSTRIES (6.9%)
        6,800   Amerada Hess Corp.                                363,800
       36,400   Amoco Corp.                                     3,253,250
        4,700   Ashland, Inc.                                     225,012
       11,800   Atlantic Richfield Co.                          1,716,900
       47,800   Chevron Corp.(d)                                3,346,000
      182,000   Exxon Corp.                                    10,783,500
        3,600   Kerr-McGee Corp.                                  233,100
        2,500   Louisiana Land & Exploration Co.                  128,750
       28,800   Mobil Corp.                                     4,028,400
        3,400   Pennzoil Co.                                      188,275
       39,300   Royal Dutch Petroleum Co. ADR                   7,673,325
        5,400   Sun Co., Inc.(d)                                  161,325
       19,400   Texaco, Inc.                                    2,117,025
 FACE/SHARE                     SECURITY
   AMOUNT                     DESCRIPTION                      VALUE

-----------------------------------------------------------------
                         INDEX FUND (continued)
----------------------------------------------------

COMMON STOCK (continued)
PETROLEUM REFINING & RELATED INDUSTRIES (continued)

       18,400   Unocal Corp.(d)                           $       784,300
                                                          ---------------
                                                               35,002,962
                                                          ---------------
PHARMACEUTICAL PREPARATIONS (4.6%)
       46,800   American Home Products Corp.                    3,568,500
       19,400   Amgen, Inc.(a)                                  1,297,375
       97,700   Johnson & Johnson                               5,849,787
       88,400   Merck & Co., Inc.                               7,944,950
       47,300   Pfizer, Inc.                                    4,865,987
                                                          ---------------
                                                               23,526,599
                                                          ---------------
PRIMARY METAL INDUSTRIES (0.8%)
       16,600   Alcan Aluminum Ltd.                               595,525
       12,800   Allegheny Teledyne, Inc.                          329,600
       12,700   Aluminum Co. of America                           935,037
        7,800   Armco, Inc.(a)                                     29,250
        3,100   Asarco, Inc.                                       96,487
        8,200   Bethlehem Steel Corp.(a)                           82,000
       10,600   Engelhard Corp.                                   229,225
       12,400   Inco Ltd.(d)                                      409,200
        3,600   Inland Steel Industries, Inc.                      88,650
        6,400   Nucor Corp.                                       377,600
        4,800   Phelps Dodge Corp.                                401,400
        4,700   Reynolds Metals Co.                               319,012
        6,200   USX-US Steel Group, Inc.                          199,950
        7,100   Worthington Industries, Inc.                      131,350
                                                          ---------------
                                                                4,224,286
                                                          ---------------
PRINTING, PUBLISHING & ALLIED INDUSTRIES (1.2%)
        5,500   American Greetings Corp.                          188,375
        6,100   Deluxe Corp.                                      198,250
        7,100   Dow Jones & Co., Inc.                             276,012
       10,400   Gannett Co., Inc.                                 962,000
        2,300   John H. Harland Co.                                52,612
        6,900   Knight-Ridder, Inc.                               297,563
        7,300   McGraw-Hill Cos., Inc.                            398,765
        4,000   Meredith Corp.                                    103,500
        7,300   Moore Corp. Ltd.                                  162,425
        7,100   New York Times Co.                                327,047
       11,100   R.R. Donnelley & Sons Co.(d)                      412,088
       41,700   Time Warner, Inc.                               1,939,050
        7,300   Times Mirror Co.(d)                               409,715
        9,100   Tribune Co.                                       393,575
                                                          ---------------
                                                                6,120,977
                                                          ---------------

                                                                    [LOGO]
See Notes to Schedules of Investments.

 SCHEDULES OF INVESTMENTS (CONTINUED)                               MAY 31, 1997

--------------------------------------------------------------------------------

 FACE/SHARE                     SECURITY
   AMOUNT                     DESCRIPTION                      VALUE

-----------------------------------------------------------------
                         INDEX FUND (continued)
----------------------------------------------------

COMMON STOCK (continued)

RAILROAD TRANSPORTATION (0.8%)
       11,200   Burlington Northern Santa Fe Corp.        $       929,600
       15,900   CSX Corp.                                         842,700
        9,200   Norfolk Southern Corp.                            893,552
       18,000   Union Pacific Corp.                             1,219,500
                                                          ---------------
                                                                3,885,352
                                                          ---------------
RUBBER & MISCELLANEOUS PLASTIC PRODUCTS (0.7%)
        3,000   Armstrong World Industries                        204,000
        5,800   Cooper Tire and Rubber Co.                        129,778
       11,400   Goodyear Tire and Rubber Co.                      666,900
       18,200   Illinois Tool Works, Inc.                         903,175
       21,200   Nike, Inc., Class B                             1,208,400
        4,100   Reebok International Ltd.                         168,100
       11,000   Rubbermaid, Inc.                                  306,629
        4,600   Tupperware Corp.                                  166,750
                                                          ---------------
                                                                3,753,732
                                                          ---------------
SECURITY & COMMODITY BROKERS, DEALERS, EXCHANGES & SERVICES (0.6%)
       11,600   Charles Schwab Corp.                              471,250
       12,100   Merrill Lynch & Co., Inc                        1,282,600
       11,200   Morgan Stanley Group, Inc.                        756,000
        8,000   Salomon, Inc.                                     429,003
                                                          ---------------
                                                                2,938,853
                                                          ---------------
STONE, CLAY, GLASS & CONCRETE PRODUCTS (0.3%)
       16,900   Corning, Inc.                                     851,340
       11,700   Newell Co.                                        447,525
        3,800   Owens-Corning Corp.                               158,650
                                                          ---------------
                                                                1,457,515
                                                          ---------------
TEXTILE MILL PRODUCTS (0.1%)
        5,600   Fruit of the Loom, Inc.(a)                        195,303
        2,800   Russell Corp.                                      85,752
        1,500   Springs Industries, Inc., Class A                  75,940
                                                          ---------------
                                                                  356,995
                                                          ---------------
TOBACCO PRODUCTS (1.7%)
       12,500   American Brands, Inc.                             612,500
      179,100   Philip Morris Cos., Inc.                        7,880,400
                                                          ---------------
                                                                8,492,900
                                                          ---------------
TRANSPORTATION BY AIR (0.4%)
        6,700   AMR Corp.(a)                                      665,815
 FACE/SHARE                     SECURITY
   AMOUNT                     DESCRIPTION                      VALUE

-----------------------------------------------------------------
                         INDEX FUND (continued)
----------------------------------------------------

COMMON STOCK (continued)
TRANSPORTATION BY AIR (continued)

        5,500   Delta Airlines, Inc.                      $       515,625
        8,400   Federal Express Corp.(a)(d)                       439,951
       10,700   Southwest Airlines Co.                            275,525
        4,700   U.S. Air Group, Inc.                              163,325
                                                          ---------------
                                                                2,060,241
                                                          ---------------
TRANSPORTATION EQUIPMENT (4.0%)
       20,800   Allied Signal, Inc.                             1,596,400
       26,200   Boeing Co.(d)                                   2,757,551
       53,400   Chrysler Corp.                                  1,695,450
        7,500   Dana Corp.                                        270,939
        5,700   Eaton Corp.                                       454,575
        4,600   Echlin, Inc.                                      153,527
        2,600   Fleetwood Enterprises, Inc.(d)                     70,200
       86,900   Ford Motor Co.(d)                               3,258,750
        4,600   General Dynamics Corp.                            344,426
       55,400   General Motors Corp.                            3,171,650
       14,200   Lockheed Martin Corp.                           1,329,477
       15,600   McDonnell Douglas Corp.                         1,004,252
        5,400   Navistar International Corp.(a)                    89,778
        4,200   Northrop Grumman Corp.                            355,950
        5,800   Paccar, Inc.                                      262,450
       16,100   Rockwell International Corp.                    1,038,450
        9,300   TRW, Inc.                                         497,550
        6,100   Textron, Inc.                                     722,850
       17,700   United Technologies Corp.                       1,422,639
                                                          ---------------
                                                               20,496,864
                                                          ---------------
WHOLESALE TRADE--DURABLE GOODS (0.2%)
       13,200   Genuine Parts Co.(d)                              442,200
        3,900   Grainger (W.W.), Inc.                             312,975
        2,100   Potlatch Corp.                                     90,039
                                                          ---------------
                                                                  845,214
                                                          ---------------
WHOLESALE TRADE--NONDURABLE GOODS (0.3%)
        7,700   Cardinal Health, Inc.                             448,525
        2,800   Fleming Cos., Inc.                                 53,200
        7,300   Sigma Aldrich                                     223,564
        4,900   Supervalu, Inc.                                   163,539
       13,100   Sysco Corp.                                       456,865
                                                          ---------------
                                                                1,345,693
                                                          ---------------

TOTAL COMMON STOCKS (COST $364,755,076)                       477,741,972
                                                          ---------------

                                                                    [LOGO]
See Notes to Schedules of Investments.

 SCHEDULES OF INVESTMENTS (continued)                               MAY 31, 1997

--------------------------------------------------------------------------------

 FACE/SHARE                     SECURITY
   AMOUNT                     DESCRIPTION                      VALUE

-----------------------------------------------------------------
                         INDEX FUND (continued)
----------------------------------------------------
TIME DEPOSITS (6.3%)
   32,235,143   Banca Commerciale Italiana Spa Canada,
                  Toronto, 5.66% 6/2/97, (cost
                  $32,235,143)                            $    32,235,143
                                                          ---------------
U.S. TREASURY BILLS (0.2%)
    1,220,000   4.59% yield, 7/24/97 (cost
                  $1,211,476)(f)                                1,211,476
                                                          ---------------

TOTAL INVESTMENTS (100.0%) (COST $398,201,695)
                                                          $   511,188,591
                                                          ---------------
                                                          ---------------

FINANCIAL INSTRUMENTS
FINANCIAL FUTURES CONTRACTS(F)


                                                  UNREALIZED
POSITION    CONTRACTS            INDEX            APPRECIATION
---------  -----------  ------------------------  ---------
Long               12   S&P 500 Futures,
                         Expiring June 20, 1997   $ 633,625
Long               66   S&P 500 Futures,
                         Expiring September 19,
                         1997                     1,899,750
                                                  ---------
                                                  $2,533,375
                                                  ---------
                                                  ---------

----------------------------------------------------
                         DIVERSIFIED EQUITY FUND
----------------------------------------------------
 INCOME EQUITY INVESTMENT STYLE (24.7%)
COMMON STOCK (23.7%)
AUTOMOTIVE REPAIR, SERVICES & PARKING (0.1%)
       48,967   Autoliv, Inc.(a)                          $     1,824,020
                                                          ---------------
BUSINESS SERVICES (0.4%)
      130,800   Cognizant Corp.                                 4,839,600
                                                          ---------------
CHEMICALS & ALLIED PRODUCTS (1.2%)
       96,600   E.I. du Pont de Nemours & Co.                  10,517,325
      143,600   Morton International, Inc.                      4,631,100
                                                          ---------------
                                                               15,148,425
                                                          ---------------
COMMUNICATIONS (1.1%)
      220,000   AT&T Corp.                                      8,112,500
      126,600   GTE Corp.                                       5,586,225
                                                          ---------------
                                                               13,698,725
                                                          ---------------
DEPOSITORY INSTITUTIONS (1.2%)
       92,400   First Bank System, Inc.(d)                      7,576,800
       74,400   J.P. Morgan & Co., Inc.                         7,998,000
                                                          ---------------
                                                               15,574,800
                                                          ---------------

 FACE/SHARE                     SECURITY
   AMOUNT                     DESCRIPTION                      VALUE
----------------------------------------------------
                   DIVERSIFIED EQUITY FUND (continued)
----------------------------------------------------

COMMON STOCK (continued)

EATING & DRINKING PLACES (0.3%)
       73,500   McDonald's Corp.                          $     3,693,375
                                                          ---------------
ELECTRIC, GAS & SANITARY SERVICES (1.8%)
      122,600   Consolidated Natural Gas Co.                    6,513,125
       39,600   FPL Group, Inc.                                 1,841,400
      133,400   Pacific Gas & Electric Co.                      3,084,875
      132,000   Public Service Enterprise Group, Inc.           3,267,000
       55,300   Texas Utilities Co.(d)                          1,900,937
      202,000   Waste Management, Inc.                          6,413,500
                                                          ---------------
                                                               23,020,837
                                                          ---------------
ELECTRONIC & OTHER ELECTRICAL EQUIPMENT & COMPONENTS, EXCEPT COMPUTER
EQUIPMENT (2.8%)
      200,000   AMP, Inc.(d)                                    8,225,000
      109,800   Emerson Electric Co.                            5,929,200
      120,200   General Electric Co.                            7,257,075
      101,600   Honeywell, Inc.                                 7,391,400
       83,103   Lucent Technologies, Inc.(d)                    5,287,430
                                                          ---------------
                                                               34,090,105
                                                          ---------------
ENGINEERING, ACCOUNTING, RESEARCH, MANAGEMENT & RELATED SERVICES (0.7%)
      330,800   Dun & Bradstreet Corp.                          8,642,150
                                                          ---------------
FOOD & KINDRED PRODUCTS (1.8%)
      163,200   PepsiCo, Inc.                                   5,997,600
       66,000   Procter & Gamble Co.(d)                         9,099,750
      200,600   Sara Lee Corp.                                  8,199,525
                                                          ---------------
                                                               23,296,875
                                                          ---------------
GENERAL MERCHANDISE STORES (1.4%)
      120,100   Dayton Hudson Corp.                             5,779,812
       97,400   J.C. Penney Co., Inc.                           5,016,100
       97,600   May Department Stores Co.                       4,599,400
       60,100   Sears Roebuck & Co.                             2,952,412
                                                          ---------------
                                                               18,347,724
                                                          ---------------
INDUSTRIAL & COMMERCIAL MACHINERY & COMPUTER EQUIPMENT (0.8%)
      204,000   Hewlett-Packard Co.(d)                         10,506,000
                                                          ---------------
INSURANCE CARRIERS (0.5%)
      149,000   American General Corp.(d)                       6,593,250
                                                          ---------------

                                                                    [LOGO]
See Notes to Schedules of Investments.

 SCHEDULES OF INVESTMENTS (CONTINUED)                               MAY 31, 1997

--------------------------------------------------------------------------------

 FACE/SHARE                     SECURITY
   AMOUNT                     DESCRIPTION                      VALUE
----------------------------------------------------
                   DIVERSIFIED EQUITY FUND (continued)
----------------------------------------------------

COMMON STOCK (continued)

MEASURING, ANALYZING & CONTROLLING INSTRUMENTS; PHOTOGRAPHIC, MEDICAL &
OPTICAL GOODS (0.5%)
       81,900   Eastman Kodak Co.                         $     6,787,462
                                                          ---------------
NONDEPOSITORY CREDIT INSTITUTIONS (1.2%)
       93,200   American Express Co.                            6,477,400
      101,200   Transamerica Corp.                              9,196,550
                                                          ---------------
                                                               15,673,950
                                                          ---------------
OIL & GAS EXTRACTION (0.5%)
       56,000   Schlumberger, Ltd.(d)                           6,671,001
                                                          ---------------
PAPER & ALLIED PRODUCTS (0.7%)
       94,900   Minnesota Mining & Manufacturing Co.            8,707,075
                                                          ---------------
PETROLEUM REFINING & RELATED INDUSTRIES (2.5%)
       47,000   Atlantic Richfield Co.                          6,838,500
       83,600   Chevron Corp.(d)                                5,852,000
      119,600   Exxon Corp.                                     7,086,300
       37,600   Mobil Corp.                                     5,259,300
       27,600   Royal Dutch Petroleum Co., ADR(d)               5,388,900
                                                          ---------------
                                                               30,425,000
                                                          ---------------
PHARMACEUTICAL PREPARATIONS (2.0%)
       79,800   American Home Products Corp.                    6,084,750
      115,400   Johnson & Johnson                               6,909,575
       60,100   Merck & Co., Inc.                               5,401,487
       67,200   Pfizer, Inc.                                    6,913,202
                                                          ---------------
                                                               25,309,014
                                                          ---------------
PRINTING, PUBLISHING & ALLIED INDUSTRIES (0.4%)
      167,300   Deluxe Corp.                                    5,437,250
                                                          ---------------
TOBACCO PRODUCTS (1.3%)
      175,100   American Brands, Inc.                           8,579,900
      181,500   Philip Morris Cos., Inc.                        7,986,000
                                                          ---------------
                                                               16,565,900
                                                          ---------------
TRANSPORTATION EQUIPMENT (0.5%)
       81,600   United Technologies Corp.                       6,558,600
                                                          ---------------

TOTAL COMMON STOCK (COST $196,380,610)                        301,411,138
                                                          ---------------
 FACE/SHARE                     SECURITY
   AMOUNT                     DESCRIPTION                      VALUE
----------------------------------------------------
                   DIVERSIFIED EQUITY FUND (continued)
----------------------------------------------------

REPURCHASE AGREEMENTS (1.0%)
   12,485,756   BancAmerica, 5.57%, 6/2/97, to be
                  repurchased at $12,491,551 (cost
                  $12,485,756)(e)                         $    12,485,756
                                                          ---------------

TOTAL INCOME EQUITY INVESTMENT STYLE (COST $208,866,366)
                                                              313,896,894
                                                          ---------------
 INDEX INVESTMENT STYLE (24.9%)
          N/A   Index Portfolio of Core Trust
                  (Delaware)(k)                               316,430,163
                                                          ---------------

TOTAL INDEX INVESTMENT STYLE (COST $203,411,030)
                                                              316,430,163
                                                          ---------------
 LARGE COMPANY GROWTH INVESTMENT STYLE (25.4%)
COMMON STOCK (24.9%)
AMUSEMENT & RECREATION SERVICES (0.6%)
       90,580   Walt Disney Co.                                 7,416,237
                                                          ---------------
APPAREL & OTHER FINISHED PRODUCTS MADE FROM FABRICS & SIMILAR MATERIALS
(0.3%)
       70,600   Cintas Corp.(d)                                 4,377,200
                                                          ---------------
BUILDING MATERIALS, HARDWARE, GARDEN SUPPLY & MOBILE HOME DEALERS (1.1%)
      151,093   Home Depot, Inc.                                9,518,859
      112,800   Lowe's Cos., Inc.                               4,441,500
                                                          ---------------
                                                               13,960,359
                                                          ---------------
BUSINESS SERVICES (4.7%)
       83,700   DST Systems, Inc.(a)                            2,573,775
       51,750   Electronic Data Systems Corp.                   1,934,156
      334,200   First Data Corp.(d)                            13,368,000
      108,550   Fiserv, Inc.(a)(d)                              4,464,118
       66,100   HBO & Co.(d)                                    4,238,660
      240,940   Microsoft Corp.(a)                             29,876,560
       65,500   Sungard Data Systems, Inc.(a)(d)                2,783,750
                                                          ---------------
                                                               59,239,019
                                                          ---------------
ELECTRONIC & OTHER ELECTRICAL EQUIPMENT & COMPONENTS, EXCEPT COMPUTER
EQUIPMENT (4.6%)
      167,100   Intel Corp.                                    25,315,650
      168,133   Molex Inc., Class A                             6,094,785
       94,860   Motorola, Inc.                                  6,296,332
       87,200   Solectron Corp.(a)(d)                           5,450,000

                                                                    [LOGO]
See Notes to Schedules of Investments.

 SCHEDULES OF INVESTMENTS (continued)                               MAY 31, 1997

--------------------------------------------------------------------------------

 FACE/SHARE                     SECURITY
   AMOUNT                     DESCRIPTION                      VALUE

-----------------------------------------------------------------
                   DIVERSIFIED EQUITY FUND (continued)
----------------------------------------------------
COMMON STOCK (continued)
ELECTRONIC & OTHER ELECTRICAL EQUIPMENT & COMPONENTS, EXCEPT COMPUTER
EQUIPMENT (continued)
      417,800   Telfonaktiebolaget LM Ericsson, Series
                  B, sponsored ADR(d)                     $    14,884,125
                                                          ---------------
                                                               58,040,892
                                                          ---------------
ENGINEERING, ACCOUNTING, RESEARCH, MANAGEMENT & RELATED SERVICES (0.5%)
       73,900   Gartner Group, Inc.(a)                          2,152,337
      115,350   Paychex, Inc.(d)                                4,239,112
                                                          ---------------
                                                                6,391,449
                                                          ---------------
FOOD & KINDRED PRODUCTS (1.1%)
      209,500   Coca-Cola Co.                                  14,298,375
                                                          ---------------
HOLDING & OTHER INVESTMENT OFFICES (1.7%)
      203,900   Franklin Resources, Inc.                       13,202,525
      176,400   T. Rowe Price(d)                                8,687,700
                                                          ---------------
                                                               21,890,225
                                                          ---------------
INDUSTRIAL & COMMERCIAL MACHINERY & COMPUTER EQUIPMENT (2.1%)
      226,100   Cisco Systems, Inc.(a)(d)                      15,318,275
      209,200   Hewlett-Packard Co.                            10,773,800
                                                          ---------------
                                                               26,092,075
                                                          ---------------
INSURANCE CARRIERS (1.3%)
      125,125   American International Group, Inc.             16,938,803
                                                          ---------------
MEASURING, ANALYZING & CONTROLLING INSTRUMENTS; PHOTOGRAPHIC, MEDICAL &
OPTICAL GOODS (1.1%)
      193,800   Medtronic, Inc.(d)                             14,341,200
                                                          ---------------
MISCELLANEOUS RETAIL (0.7%)
      229,700   PETsMART, Inc.(a)(d)                            2,813,825
      213,500   Staples, Inc.(a)(d)                             4,697,000
       90,700   Viking Office Products, Inc.(a)(d)              1,711,961
                                                          ---------------
                                                                9,222,786
                                                          ---------------
PHARMACEUTICAL PREPARATIONS (2.0%)
      117,400   Pfizer, Inc.                                   12,077,525
      136,200   Merck & Co., Inc.                              12,240,975
                                                          ---------------
                                                               24,318,500
                                                          ---------------

 FACE/SHARE                     SECURITY
   AMOUNT                     DESCRIPTION                      VALUE

-----------------------------------------------------------------
                   DIVERSIFIED EQUITY FUND (continued)
----------------------------------------------------

COMMON STOCK (continued)

SECURITY & COMMODITY BROKERS, DEALERS, EXCHANGES & SERVICES (1.7%)
      436,400   Charles Schwab Corp.(d)                   $    17,728,750
       78,400   Donaldson, Lufkin & Jenrette, Inc.              4,125,800
                                                          ---------------
                                                               21,854,550
                                                          ---------------
TOBACCO PRODUCTS (0.9%)
      255,600   Philip Morris Cos., Inc.                       11,246,400
                                                          ---------------
WHOLESALE TRADE-NONDURABLE GOODS (0.5%)
       67,700   Cardinal Health, Inc.(d)                        3,943,525
       87,500   Corporate Express, Inc.(a)(d)                   1,203,125
       81,560   Office Depot, Inc.(a)(d)                        1,406,910
                                                          ---------------
                                                                6,553,560
                                                          ---------------

TOTAL COMMON STOCK (COST $191,780,801)                        316,181,630
                                                          ---------------
REPURCHASE AGREEMENTS (0.5%)
    6,841,940   BancAmerica, 5.57%, 6/2/97, to be
                  repurchased at $6,845,116 (cost
                  $6,841,940)(e)                                6,841,940
                                                          ---------------

TOTAL LARGE COMPANY GROWTH INVESTMENT STYLE (COST
  $198,622,741)                                               323,023,570
                                                          ---------------
 SMALL COMPANY GROWTH INVESTMENT STYLE (10.3%)
          N/A   Small Company Portfolio of Core Trust
                  (Delaware)(k)                               130,224,762
                                                          ---------------

TOTAL SMALL COMPANY GROWTH INVESTMENT STYLE (COST
  $113,098,294)                                               130,224,762
                                                          ---------------
 INTERNATIONAL INVESTMENT STYLE (14.7%)
          N/A   International Portfolio II of Core Trust
                  (Delaware)(k)                               187,234,308
                                                          ---------------

TOTAL INTERNATIONAL INVESTMENT STYLE (COST $156,834,666)
                                                              187,234,308
                                                          ---------------

TOTAL INVESTMENTS (100.0%) (COST $880,833,097)
                                                          $1,270,809,697
                                                          ---------------
                                                          ---------------

                                                                    [LOGO]
See Notes to Schedules of Investments.

 SCHEDULES OF INVESTMENTS (CONTINUED)                               MAY 31, 1997

--------------------------------------------------------------------------------

 FACE/SHARE                     SECURITY
   AMOUNT                     DESCRIPTION                      VALUE
----------------------------------------------------
                           GROWTH EQUITY FUND
----------------------------------------------------
 LARGE COMPANY GROWTH INVESTMENT STYLE (35.3%)
COMMON STOCK (35.2%)
AMUSEMENT & RECREATION SERVICES (0.8%)
       89,300   Walt Disney Co.                           $     7,311,437
                                                          ---------------
APPAREL & OTHER FINISHED PRODUCTS MADE FROM FABRICS & SIMILAR MATERIALS
(0.5%)
       81,300   Cintas Corp.(d)                                 5,040,600
                                                          ---------------
BUILDING MATERIALS, HARDWARE, GARDEN SUPPLY, & MOBILE HOME DEALERS (1.5%)
      150,300   Home Depot, Inc.                                9,468,900
      105,200   Lowe's Cos., Inc.                               4,142,256
                                                          ---------------
                                                               13,611,156
                                                          ---------------
BUSINESS SERVICES (6.7%)
       84,700   DST Systems, Inc.(a)                            2,604,525
       53,000   Electronic Data Systems Corp.                   1,980,875
      353,400   First Data Corp.(d)                            14,136,000
      105,700   Fiserv, Inc.(a)(d)                              4,346,912
       62,400   HBO & Co.(d)                                    4,001,400
      245,900   Microsoft Corp.(a)                             30,491,600
       66,200   Sungard Data Systems Inc.(a)(d)                 2,813,500
                                                          ---------------
                                                               60,374,812
                                                          ---------------
ELECTRONIC & OTHER ELECTRICAL EQUIPMENT & COMPONENTS, EXCEPT COMPUTER
EQUIPMENT (6.4%)
      168,900   Intel Corp.(d)                                 25,588,350
      163,553   Molex Inc., Class A(d)                          5,928,796
       96,700   Motorola, Inc.                                  6,418,462
       83,000   Solectron Corp.(a)(d)                           5,187,500
      424,600   Telefonaktiebolaget LM Ericsson, Series
                  B ADR(d)                                     15,126,375
                                                          ---------------
                                                               58,249,483
                                                          ---------------
ENGINEERING, ACCOUNTING, RESEARCH, MANAGEMENT & RELATED SERVICES (0.7%)
       75,700   Gartner Group, Inc.(a)(d)                       2,204,762
      125,289   Paychex, Inc.                                   4,604,315
                                                          ---------------
                                                                6,809,077
                                                          ---------------
FOOD & KINDRED PRODUCTS (1.7%)
      224,700   Coca-Cola Co.(d)                               15,335,775
                                                          ---------------
HOLDING & OTHER INVESTMENT OFFICES (2.4%)
      207,850   Franklin Resources, Inc.(d)                    13,458,287

 FACE/SHARE                     SECURITY
   AMOUNT                     DESCRIPTION                      VALUE
----------------------------------------------------
                     GROWTH EQUITY FUND (continued)
----------------------------------------------------

COMMON STOCK (continued)
HOLDING & OTHER INVESTMENT OFFICES (continued)

      173,100   T. Rowe Price                             $     8,525,175
                                                          ---------------
                                                               21,983,462
                                                          ---------------
INDUSTRIAL & COMMERCIAL MACHINERY & COMPUTER EQUIPMENT (2.9%)
      231,100   Cisco Systems Inc.(a)                          15,657,025
      212,800   Hewlett-Packard Co.                            10,959,200
                                                          ---------------
                                                               26,616,225
                                                          ---------------
INSURANCE CARRIERS (1.9%)
      131,650   American International Group, Inc.             17,822,118
                                                          ---------------
MEASURING, ANALYZING & CONTROLLING INSTRUMENTS; PHOTOGRAPHIC, MEDICAL &
OPTICAL GOODS (1.6%)
      197,800   Medtronic, Inc.(d)                             14,637,200
                                                          ---------------
MISCELLANEOUS RETAIL (1.0%)
      225,300   PETsMART, Inc.(a)(d)                            2,759,925
      226,400   Staples, Inc.(a)(d)                             4,980,800
       86,200   Viking Office Products, Inc.(a)                 1,627,025
                                                          ---------------
                                                                9,367,750
                                                          ---------------
PHARMACEUTICAL PREPARATIONS (2.7%)
      119,400   Pfizer, Inc.                                   12,283,275
      138,900   Merck & Co., Inc.                              12,483,637
                                                          ---------------
                                                               24,766,912
                                                          ---------------
SECURITY & COMMODITY BROKERS, DEALERS, EXCHANGES & SERVICE (2.5%)
      462,100   Charles Schwab Corp.(d)                        18,772,812
       79,300   Donaldson, Lufkin & Jenrette, Inc.              4,173,162
                                                          ---------------
                                                               22,945,974
                                                          ---------------
TOBACCO PRODUCTS (1.2%)
      260,700   Philip Morris Cos., Inc.                       11,470,800
                                                          ---------------
WHOLESALE TRADE-NONDURABLE GOODS (0.7%)
       68,900   Cardinal Health, Inc.(d)                        4,013,425
       94,450   Corporate Express, Inc.(a)(d)                   1,298,687
       71,000   Office Depot, Inc.(a)                           1,224,750
                                                          ---------------
                                                                6,536,862
                                                          ---------------

TOTAL COMMON STOCK (COST $194,488,054)                        322,879,643
                                                          ---------------

                                                                    [LOGO]
See Notes to Schedules of Investments.

 SCHEDULES OF INVESTMENTS (continued)                               MAY 31, 1997

--------------------------------------------------------------------------------

 FACE/SHARE                     SECURITY
   AMOUNT                     DESCRIPTION                      VALUE

-----------------------------------------------------------------
                     GROWTH EQUITY FUND (continued)
----------------------------------------------------
REPURCHASE AGREEMENTS (0.1%)
    1,292,913   BancAmerica, 5.57%, 6/2/97, to be
                  repurchased at $1,293,513 (cost
                  $1,292,913)(e)                          $     1,292,913
                                                          ---------------
TOTAL LARGE COMPANY GROWTH INVESTMENT STYLE (COST
  $195,780,967)                                               324,172,556
                                                          ---------------
 SMALL COMPANY GROWTH INVESTMENT STYLE (35.3%)
          N/A   Small Company Portfolio of Core Trust
                  (Delaware)(l)                               324,214,023
                                                          ---------------

TOTAL SMALL COMPANY GROWTH INVESTMENT STYLE (COST
  $280,569,413)                                               324,214,023
                                                          ---------------
 INTERNATIONAL INVESTMENT STYLE (29.4%)
          N/A   International Portfolio II of Core Trust
                  (Delaware)(l)                               269,464,245
                                                          ---------------
TOTAL INTERNATIONAL INVESTMENT STYLE (COST $223,414,758)
                                                              269,464,245
                                                          ---------------

TOTAL INVESTMENTS (100.0%) (COST $699,765,138)
                                                          $   917,850,824
                                                          ---------------
                                                          ---------------
----------------------------------------------------
                        LARGE COMPANY GROWTH FUND
----------------------------------------------------
COMMON STOCK (98.5%)
AMUSEMENT & RECREATION SERVICES (2.1%)
       33,400   Walt Disney Co.                           $     2,734,625
                                                          ---------------
APPAREL & OTHER FINISHED PRODUCTS MADE FROM FABRICS & SIMILAR MATERIALS
(1.5%)
       30,900   Cintas Corp.                                    1,915,800
                                                          ---------------
BUILDING MATERIALS, HARDWARE, GARDEN SUPPLY & MOBILE HOME DEALERS (4.1%)
       59,600   Home Depot, Inc.                                3,754,800
       42,400   Lowe's Cos., Inc.                               1,669,500
                                                          ---------------
                                                                5,424,300
                                                          ---------------
BUSINESS SERVICES (18.5%)
       37,300   DST Systems, Inc.(a)                            1,146,975
       21,800   Electronic Data Systems Corp.                     814,775
      151,200   First Data Corp.(d)                             6,048,000
       48,400   Fiserv, Inc.(a)                                 1,990,450
       29,100   HBO & Company(d)                                1,866,037
       90,600   Microsoft Corp.(a)                             11,234,400

 FACE/SHARE                     SECURITY
   AMOUNT                     DESCRIPTION                      VALUE
----------------------------------------------------
                  LARGE COMPANY GROWTH FUND (continued)
----------------------------------------------------

COMMON STOCK (continued)
BUSINESS SERVICES (continued)

       29,600   Sungard Data Systems, Inc.(a)             $     1,258,000
                                                          ---------------
                                                               24,358,637
                                                          ---------------
ELECTRONIC & OTHER ELECTRICAL EQUIPMENT & COMPONENTS, EXCEPT COMPUTER
EQUIPMENT (17.2%)
       62,800   Intel Corp.                                     9,514,200
       69,303   Molex Inc., Class A                             2,512,233
       39,700   Motorola, Inc.                                  2,635,087
       33,800   Solectron Corp.(a)                              2,112,505
      165,300   Telefonaktiebolaget LM Ericsson, Series
                  B ADR                                         5,888,812
                                                          ---------------
                                                               22,662,837
                                                          ---------------
ENGINEERING, ACCOUNTING, RESEARCH, MANAGEMENT & RELATED SERVICES (2.1%)
       31,000   Gartner Group, Inc.(a)                            902,875
       49,988   Paychex, Inc.                                   1,837,040
                                                          ---------------
                                                                2,739,915
                                                          ---------------
FOOD & KINDRED PRODUCTS (4.7%)
       91,200   Coca-Cola Co.                                   6,224,400
                                                          ---------------
HOLDING & OTHER INVESTMENT OFFICES (6.9%)
       85,850   Franklin Resources, Inc.                        5,558,787
       73,000   T. Rowe Price                                   3,595,250
                                                          ---------------
                                                                9,154,037
                                                          ---------------
INDUSTRIAL & COMMERCIAL MACHINERY & COMPUTER EQUIPMENT (7.9%)
       90,800   Cisco Systems, Inc.(a)                          6,151,700
       83,700   Hewlett-Packard Co.                             4,310,550
                                                          ---------------
                                                               10,462,250
                                                          ---------------
INSURANCE CARRIERS (5.2%)
       50,750   American International Group, Inc.              6,870,281
                                                          ---------------
MEASURING, ANALYZING & CONTROLLING INSTRUMENTS; PHOTOGRAPHIC, MEDICAL &
OPTICAL GOODS (4.7%)
       83,300   Medtronic, Inc.                                 6,164,200
                                                          ---------------
MISCELLANEOUS RETAIL (3.4%)
       32,900   Office Depot, Inc.(a)                             567,525
      100,500   PETS MART, Inc.(a)                              1,231,125
       89,700   Staples, Inc.(a)(d)                             1,973,400

                                                                    [LOGO]
See Notes to Schedules of Investments.

 SCHEDULES OF INVESTMENTS (continued)                               MAY 31, 1997

--------------------------------------------------------------------------------

 FACE/SHARE                     SECURITY
   AMOUNT                     DESCRIPTION                      VALUE

-----------------------------------------------------------------
                  LARGE COMPANY GROWTH FUND (continued)
----------------------------------------------------
COMMON STOCK (continued)
MISCELLANEOUS RETAIL (continued)
       41,200   Viking Office Products, Inc.(a)           $       777,650
                                                          ---------------
                                                                4,549,700
                                                          ---------------
PHARMACEUTICAL PREPARATIONS (8.5%)
       60,600   Merck & Co., Inc.                               5,446,425
       55,900   Pfizer, Inc.                                    5,750,712
                                                          ---------------
                                                               11,197,137
                                                          ---------------
SECURITY & COMMODITY BROKERS, DEALERS, EXCHANGES & SERVICES (6.4%)
      159,000   Charles Schwab Corp.                            6,459,375
       37,500   Donaldson, Lufkin & Jenrette, Inc.              1,973,437
                                                          ---------------
                                                                8,432,812
                                                          ---------------
TOBACCO PRODUCTS (3.6%)
      106,700   Philip Morris Cos., Inc.                        4,694,800
                                                          ---------------
WHOLESALE TRADE--NONDURABLE GOODS (1.7%)
       30,100   Cardinal Health, Inc.(d)                        1,753,325
       34,750   Corporate Express, Inc.(a) (d)                    477,812
                                                          ---------------
                                                                2,231,137
                                                          ---------------
TOTAL COMMON STOCK (COST $86,148,610)                         129,816,868
                                                          ---------------
REPURCHASE AGREEMENTS (1.5%)
    1,975,784   BancAmerica, 5.57%, 6/2/97, to be
                  repurchased at $1,976,702 (cost
                  $1,975,784)(e)                                1,975,784
                                                          ---------------

TOTAL INVESTMENTS (100.0%) (COST $88,124,394)
                                                          $   131,792,652
                                                          ---------------
                                                          ---------------
----------------------------------------------------
                        SMALL COMPANY STOCK FUND
----------------------------------------------------
COMMON STOCK (94.0%)
BUILDING & CONSTRUCTION (1.2%)
       72,125   Service Experts, Inc.(a)                  $     2,037,531
                                                          ---------------
BUSINESS SERVICES (18.6%)
      231,950   Accelr8 Technology Corp.(a)(d)                  4,117,112
       56,450   BDM International, Inc.(a)                      1,467,700
      101,850   Cellular Technical Services Co.(a)(d)           1,387,706
       81,625   Ciber, Inc.(a)(d)                               3,377,234
       46,075   Citrix Systems, Inc.(a)                         1,733,571

 FACE/SHARE                     SECURITY
   AMOUNT                     DESCRIPTION                      VALUE
----------------------------------------------------
                  SMALL COMPANY STOCK FUND (continued)
----------------------------------------------------

COMMON STOCK (continued)
BUSINESS SERVICES (continued)

       33,000   Computer Horizons Corp.(a)                $     1,839,750
       53,900   Computer Task Group, Inc.                       3,294,637
      216,600   HCIA, Inc.(a)                                   5,360,850
       66,925   IKOS Systems, Inc.(a)                           1,656,393
       31,500   Keane, Inc.(a)                                  1,775,812
       29,000   Metro Information Services, Inc.                  532,875
       90,375   SEEC Inc.(a)                                    1,705,828
      183,700   USCS International, Inc.(a)                     4,202,137
                                                          ---------------
                                                               32,451,605
                                                          ---------------
CHEMICALS & ALLIED PRODUCTS (3.0%)
       57,000   OM Group, Inc.                                  1,795,500
      139,700   Tetra Technologies, Inc.(a)                     3,405,187
                                                          ---------------
                                                                5,200,687
                                                          ---------------
DEPOSITORY INSTITUTIONS (9.1%)
       78,625   ALBANK Financial Corp.                          3,017,234
      102,450   Bank Plus Corp.(a)                              1,114,143
       39,875   Coast Savings Financial(a)                      1,699,671
      112,500   Commonwealth Bancorp Inc.                       1,687,500
       91,500   Haven Bancorp, Inc.                             3,133,875
      142,651   Peoples Bank                                    3,370,106
       98,300   Trenton Savings Bank FSB                        1,867,700
                                                          ---------------
                                                               15,890,229
                                                          ---------------
ELECTRIC, GAS & SANITARY SERVICES (0.9%)
       37,325   KCS Energy, Inc.                                1,553,653
                                                          ---------------
ELECTRONIC & OTHER ELECTRICAL EQUIPMENT & COMPONENTS, EXCEPT COMPUTER
EQUIPMENT (7.1%)
      108,275   Etec Systems, Inc.(a)                           4,818,237
       12,350   P-COM, Inc.(a)                                    398,287
      120,200   Speedfam International Inc.(a)                  4,379,787
       76,425   Vitesse Semiconductor Corp.(a)                  2,741,746
                                                          ---------------
                                                               12,338,057
                                                          ---------------
FINANCIAL SERVICES (1.6%)
      197,001   Southern Pacific Funding Corp.(a)(d)            2,758,014
                                                          ---------------
FOOD & KINDRED PRODUCTS (2.4%)
      136,525   Canandaigua Wine Co. Inc.(a)                    4,215,209
                                                          ---------------
HEALTH SERVICES (1.8%)
      105,200   VISX Inc.(a)                                    3,103,400
                                                          ---------------

                                                                    [LOGO]
See Notes to Schedules of Investments.

 SCHEDULES OF INVESTMENTS (CONTINUED)                               MAY 31, 1997

--------------------------------------------------------------------------------

 FACE/SHARE                     SECURITY
   AMOUNT                     DESCRIPTION                      VALUE
----------------------------------------------------
                  SMALL COMPANY STOCK FUND (continued)
----------------------------------------------------

COMMON STOCK (continued)

HOLDING & OTHER INVESTMENT OFFICES (1.1%)
       33,010   Redwood Trust Inc.(d)                     $     1,885,696
                                                          ---------------
HOME FURNITURE, FURNISHINGS & EQUIPMENT STORES (2.2%)
      117,900   Inacom Corp.(a)(d)                              3,817,012
                                                          ---------------
INDUSTRIAL & COMMERCIAL MACHINERY & COMPUTER EQUIPMENT (1.4%)
       60,600   Bell & Howell Co.(a)                            1,621,050
       45,750   Ciprico, Inc.(a)                                  766,312
                                                          ---------------
                                                                2,387,362
                                                          ---------------
INSURANCE CARRIERS (2.0%)
      172,350   FPA Medical Management, Inc.(a)(d)              3,447,000
                                                          ---------------
MEASURING, ANALYZING & CONTROLLING INSTRUMENTS; PHOTOGRAPHIC, MEDICAL &
OPTICAL GOODS (7.5%)
      108,000   Arrow International, Inc.                       3,483,000
       64,175   OEA, Inc.                                       2,422,606
       44,000   Veeco Instruments, Inc.(a)                      1,826,000
      186,625   Zygo Corp.(a)(d)                                5,412,125
                                                          ---------------
                                                               13,143,731
                                                          ---------------
MOTOR FREIGHT TRANSPORTATION & WAREHOUSING (0.9%)
      108,300   Covenant Transportation, Inc.(a)                1,638,037
                                                          ---------------
NONDEPOSITORY CREDIT INSTITUTIONS (4.7%)
       28,300   Delta Financial Corp.(a)                          452,800
       74,100   HealthCare Financial Partners, Inc.(a)          1,231,912
      259,600   Imperial Credit Industries, Inc.(a)             4,899,950
       93,800   Medallion Financial Corp.                       1,641,500
                                                          ---------------
                                                                8,226,162
                                                          ---------------
OIL & GAS EXTRACTION (19.1%)
      474,500   Abacan Resource Corp.(a)                        3,440,125
       51,010   Atwood Oceanics, Inc.(a)                        3,417,670
       91,550   Cabot Oil and Gas Corp.                         1,693,675
      106,100   Devon Energy Corp.                              3,952,225
       74,825   Flores & Rucks, Inc.(a)(d)                      3,666,425
      176,700   FX Energy, Inc.(a)                              1,501,950
      209,950   Marine Drilling Co., Inc.(a)(d)                 4,225,243
       25,950   Nuevo Energy Co.(a)                             1,132,068
      168,675   Pride Petroleum Services, Inc.(a)(d)            3,753,018
       81,700   Tuboscope Vetco International Corp.(a)          1,327,625
 FACE/SHARE                     SECURITY
   AMOUNT                     DESCRIPTION                      VALUE
----------------------------------------------------
                  SMALL COMPANY STOCK FUND (continued)
----------------------------------------------------

COMMON STOCK (continued)
OIL & GAS EXTRACTION (continued)

      152,400   Vintage Petroleum, Inc.                   $     5,181,600
                                                          ---------------
                                                               33,291,624
                                                          ---------------
PRIMARY METAL INDUSTRIES (3.2%)
      106,650   RMI Titanium Co.(a)(d)                          2,479,612
      114,900   Titanium Metals Corp.(a)(d)                     3,490,087
                                                          ---------------
                                                                5,969,699
                                                          ---------------
WHOLESALE TRADE-DURABLE GOODS (3.3%)
       89,800   CellStar Corp.(a)(d)                            3,221,575
       73,800   Spine-Tech, Inc.(a)(d)                          2,550,712
                                                          ---------------
                                                                5,772,287
                                                          ---------------
WHOLESALE TRADE-NONDURABLE GOODS (2.9%)
      102,300   Barrett Resources Corp.(a)(d)                   3,427,067
      100,050   United Natural Foods, Inc.(a)                   1,575,787
                                                          ---------------
                                                                5,002,854
                                                          ---------------

TOTAL COMMON STOCK (COST $139,293,443)                        164,129,849
                                                          ---------------
SHORT-TERM HOLDINGS (6.0%)
    2,789,447   Dreyfus Treasury Cash Management Fund           2,789,447
    2,256,817   Federated U.S. Short-Term Fund                  2,256,817
    3,346,683   Fidelity Money Market                           3,346,683
    2,037,350   Provident Federal Trust                         2,037,350
                                                          ---------------

TOTAL SHORT-TERM HOLDINGS (COST $10,430,297)
                                                               10,430,297
                                                          ---------------

TOTAL INVESTMENTS (100%) (COST $149,723,740)
                                                          $   174,560,146
                                                          ---------------
                                                          ---------------
----------------------------------------------------
                        SMALL COMPANY GROWTH FUND
----------------------------------------------------
COMMON STOCK (95.9%)
APPAREL & ACCESSORY STORES (2.4%)
      262,100   Claire's Stores, Inc.                     $     5,045,425
      280,500   Stage Stores, Inc.(a)                           5,662,593
                                                          ---------------
                                                               10,708,018
                                                          ---------------
APPAREL & OTHER FINISHED PRODUCTS MADE FROM FABRICS & SIMILAR MATERIALS
(1.7%)
      232,300   Warnaco Group, Inc. Class A                     7,607,825
                                                          ---------------

                                                                    [LOGO]
See Notes to Schedules of Investments.

 SCHEDULES OF INVESTMENTS (continued)                               MAY 31, 1997

--------------------------------------------------------------------------------

 FACE/SHARE                     SECURITY
   AMOUNT                     DESCRIPTION                      VALUE

-----------------------------------------------------------------
                  SMALL COMPANY GROWTH FUND (continued)
----------------------------------------------------
COMMON STOCK (continued)
BUILDING CONSTRUCTION--GENERAL CONTRACTORS & OPERATIVE BUILDERS (0.9%)
      197,375   American Homestar Corp.(a)                $     3,947,500
                                                          ---------------
BUSINESS SERVICES (4.5%)
      203,200   Autodesk, Inc.                                  7,899,400
      227,500   GTECH Holdings Corp.(a)                         7,479,062
       80,800   Visio Corp.(a)                                  4,646,000
                                                          ---------------
                                                               20,024,462
                                                          ---------------
CHEMICALS & ALLIED PRODUCTS (6.3%)
      210,400   Biovail Corp. International(a)                  6,233,100
      140,366   Elan Corp. plc ADR(a)                           5,719,914
      320,900   Genzyme Corp.(a)                                7,661,487
      133,700   North American Vaccine, Inc.(a)                 2,607,150
      233,200   Sepracor, Inc.(a)                               5,713,400
                                                          ---------------
                                                               27,935,051
                                                          ---------------
COMMUNICATIONS (0.6%)
       55,900   Commnet Cellular, Inc.(a)                       1,914,575
       52,550   Vanguard Cellular Systems, Inc.(a)                689,718
                                                          ---------------
                                                                2,604,293
                                                          ---------------
CONSTRUCTION--SPECIAL TRADE CONTRACTORS (1.4%)
      344,700   Apogee Enterprises, Inc.                        6,376,950
                                                          ---------------
DEPOSITORY INSTITUTIONS (2.0%)
       19,340   California Federal Bank Inc.-- Secondary
                  Contingent Litigation Recovery
                  Participation Interests(a)                      282,847
      500,800   Dime Bancorp, Inc.                              8,513,600
                                                          ---------------
                                                                8,796,447
                                                          ---------------
EATING & DRINKING PLACES (1.4%)
      448,900   Foodmaker, Inc.(a)                              6,284,600
                                                          ---------------
ELECTRIC, GAS & SANITARY SERVICES (2.7%)
      279,700   Philip Environmental, Inc.(a)                   4,090,612
      216,300   USA Waste Services, Inc.(a)                     7,840,875
                                                          ---------------
                                                               11,931,487
                                                          ---------------
ELECTRONIC & OTHER ELECTRICAL EQUIPMENT & COMPONENTS, EXCEPT COMPUTER
EQUIPMENT (7.2%)
      255,900   American Power Conversion Corp.(a)              5,949,675
      240,500   BMC Industries Inc.                             7,906,437

 FACE/SHARE                     SECURITY
   AMOUNT                     DESCRIPTION                      VALUE

-----------------------------------------------------------------
                  SMALL COMPANY GROWTH FUND (continued)
----------------------------------------------------

COMMON STOCK (continued)
ELECTRONIC & OTHER ELECTRICAL EQUIPMENT & COMPONENTS, EXCEPT COMPUTER EQUIPMENT (continued)

      511,700   Cypress Semiconductor Corp.(a)            $     7,291,725
      235,900   Harmonic Lightwaves, Inc.(a)                    3,892,350
      101,400   Hutchinson Technology, Inc.(a)                  2,788,500
      197,000   Read-Rite Corp.(a)                              4,112,375
                                                          ---------------
                                                               31,941,062
                                                          ---------------
FABRICATED METAL PRODUCTS (1.3%)
      153,000   Tower Automotive, Inc.(a)                       6,062,625
                                                          ---------------
FOOD STORES (3.0%)
      273,100   Dominick's Supermarkets, Inc.(a)                6,622,675
      218,700   Whole Foods Market, Inc.(a)                     6,861,712
                                                          ---------------
                                                               13,484,387
                                                          ---------------
GENERAL MERCHANDISE STORES (0.2%)
       25,975   Consolidated Stores Corp.(a)                      993,544
                                                          ---------------
HEALTH SERVICES (3.8%)
       54,800   Genesis Health Ventures, Inc.(a)                1,801,550
      290,400   Quorum Health Group, Inc.(a)                   10,272,900
      115,300   Vencor, Inc.(a)                                 4,698,475
                                                          ---------------
                                                               16,772,925
                                                          ---------------
HOLDING & OTHER INVESTMENT OFFICES (0.7%)
      179,100   RFS Hotel Investors, Inc.                       3,335,737
                                                          ---------------
HOME FURNITURE, FURNISHINGS & EQUIPMENT STORES (1.3%)
      177,500   Inacom Corp.(a)                                 5,746,563
                                                          ---------------
HOTELS, ROOMING HOUSES, CAMPS & OTHER LODGING PLACES (1.1%)
      195,200   Interstate Hotels Co.(a)                        5,124,000
                                                          ---------------
INDUSTRIAL & COMMERCIAL MACHINERY & COMPUTER EQUIPMENT (8.4%)
      172,400   American Standard Cos., Inc.(a)                 8,641,550
      127,000   Applied Power, Inc.                             5,588,000
       70,300   Case Corp.                                      4,147,700
      120,600   Cooper Cameron Corp.(a)                         9,874,125
      212,500   Data General Corp.(a)                           4,542,187
      167,700   Varco International, Inc.(a)                    4,611,750
                                                          ---------------
                                                               37,405,312
                                                          ---------------
INSURANCE CARRIERS (4.8%)
      240,000   Amerin Corp.(a)                                 5,640,000

                                                                    [LOGO]
See Notes to Schedules of Investments.

 SCHEDULES OF INVESTMENTS (CONTINUED)                               MAY 31, 1997

--------------------------------------------------------------------------------

 FACE/SHARE                     SECURITY
   AMOUNT                     DESCRIPTION                      VALUE

-----------------------------------------------------------------
                  SMALL COMPANY GROWTH FUND (continued)
----------------------------------------------------

COMMON STOCK (continued)
INSURANCE CARRIERS (continued)

      223,400   Everest Reinsurance Holdings, Inc.        $     7,595,600
      148,700   The PMI Group, Inc.                             8,159,912
                                                          ---------------
                                                               21,395,512
                                                          ---------------
MEASURING, ANALYZING & CONTROLLING INSTRUMENTS; PHOTOGRAPHIC, MEDICAL &
OPTICAL GOODS (2.7%)
      174,700   Mentor Corp.                                    4,607,712
      154,000   Perceptron, Inc.(a)                             4,350,500
      196,800   Possis Medical, Inc.(a)                         3,025,800
                                                          ---------------
                                                               11,984,012
                                                          ---------------
MISCELLANEOUS MANUFACTURING (0.5%)
      174,600   RockShox, Inc.(a)                               2,531,700
                                                          ---------------
MISCELLANEOUS MANUFACTURING INDUSTRIES (1.4%)
      167,400   Lear Corp.(a)                                   6,403,050
                                                          ---------------
MISCELLANEOUS RETAIL (2.3%)
      366,600   Borders Group, Inc.(a)                          7,973,550
      214,100   Rent-Way, Inc.(a)                               2,595,965
                                                          ---------------
                                                               10,569,515
                                                          ---------------
MOTOR FREIGHT TRANSPORTATION & WAREHOUSING (2.0%)
      158,600   Swift Transportation, Inc.(a)                   5,114,850
      173,900   USFreightways Corp.                             4,217,075
                                                          ---------------
                                                                9,331,925
                                                          ---------------
OIL & GAS EXTRACTION (10.1%)
      160,000   Apache Corp.                                    5,480,000
      320,000   Dawson Production Services, Inc.(a)             3,600,000
      320,600   Nabors Industries, Inc.(a)                      7,193,462
      428,100   Noble Drilling Corp.(a)                         9,311,175
      350,200   Parker Drilling Co.(a)                          3,370,675
      305,800   Pool Energy Services Co.(a)                     5,083,925
      280,100   Rowan Cos., Inc.(a)                             6,477,312
       67,200   Transocean Offshore Inc.                        4,636,800
                                                          ---------------
                                                               45,153,349
                                                          ---------------
PETROLEUM REFINING & RELATED INDUSTRIES (1.0%)
      145,600   Sun Co., Inc.                                   4,349,800
                                                          ---------------
PHARMECEUTICAL PREPARATIONS (3.0%)
      129,200   Axogen Ltd.(a)                                  3,795,250
      145,500   Forest Laboratories, Inc.(a)                    6,147,375
 FACE/SHARE                     SECURITY
   AMOUNT                     DESCRIPTION                      VALUE

-----------------------------------------------------------------
                  SMALL COMPANY GROWTH FUND (continued)
----------------------------------------------------

COMMON STOCK (continued)
PHARMECEUTICAL PREPARATIONS (continued)

      242,400   Twinlab Corp.(a)                          $     3,484,500
                                                          ---------------
                                                               13,427,125
                                                          ---------------
PRIMARY METAL INDUSTRIES (3.7%)
      319,800   General Cable Corp.(a)                          6,835,725
      195,200   Steel Dynamics, Inc.(a)                         4,392,000
      169,000   Titanium Metals Corp.(a)                        5,133,375
                                                          ---------------
                                                               16,361,100
                                                          ---------------
REAL ESTATE (1.2%)
      268,500   Newhall Land & Farming Co.                      5,370,000
                                                          ---------------
RUBBER & MISCELLANEOUS PLASTIC PRODUCTS (2.6%)
      141,200   EVI Inc.(a)                                     5,312,650
      251,200   Standard Products Co.                           6,248,600
                                                          ---------------
                                                               11,561,250
                                                          ---------------
SECURITY & COMMODITY BROKERS, DEALERS, EXCHANGES & SERVICES (1.1%)
      285,500   Amresco, Inc.(a)                                5,031,940
                                                          ---------------
TRANSPORTATION EQUIPMENT (3.6%)
      360,700   Gulfstream Aerospace Corp.(a)                  10,595,562
      165,640   LucasVarity plc ADR                             5,321,185
                                                          ---------------
                                                               15,916,747
                                                          ---------------
WATER TRANSPORTATION (1.2%)
      539,700   OMI Corp.(a)                                    5,194,615
                                                          ---------------
WHOLESALE TRADE--DURABLE GOODS (3.6%)
      171,500   Hughes Supply, Inc.                             6,559,875
      318,400   Physician Sales & Service, Inc.(a)              4,616,800
      164,200   Tech Data Corp.(a)                              4,864,425
                                                          ---------------
                                                               16,041,100
                                                          ---------------
WHOLESALE TRADE--NONDURABLE GOODS (0.2%)
       18,600   AmeriSource Health Corp.(a)                       792,825
                                                          ---------------

TOTAL COMMON STOCK (COST $348,574,397)                        428,498,353
                                                          ---------------
REPURCHASE AGREEMENTS (4.1%)
   18,365,437   BancAmerica, 5.57%, to be repurchased at
                  $18,373,962 (cost $18,365,437)(e)            18,365,437
                                                          ---------------

TOTAL INVESTMENTS (100.0%) (COST $366,939,834)
                                                          $   446,863,790
                                                          ---------------
                                                          ---------------

                                                                    [LOGO]
See Notes to Schedules of Investments.

 SCHEDULES OF INVESTMENTS (continued)                               MAY 31, 1997

--------------------------------------------------------------------------------

 FACE/SHARE                     SECURITY
   AMOUNT                     DESCRIPTION                      VALUE

-----------------------------------------------------------------
                      SMALL CAP OPPORTUNITIES FUND
----------------------------------------------------
          N/A   Schroder U.S. Smaller Companies
                  Portfolio of Schroder Capital Funds(m)  $    77,284,480
                                                          ---------------

TOTAL INVESTMENTS (100.0%)
  (COST $70,103,050)                                      $    77,284,480
                                                          ---------------
                                                          ---------------
----------------------------------------------------
                          CONTRARIAN STOCK FUND
----------------------------------------------------
COMMON STOCK (100.0%)
APPAREL & ACCESSORY STORES (2.8%)
       10,800   Limited, Inc.                             $       218,700
                                                          ---------------
APPAREL & OTHER FINISHED PRODUCTS MADE FROM FABRICS & SIMILAR MATERIALS
(1.6%)
       13,100   Hartmarx Corp.(a)                                 129,362
                                                          ---------------
CHEMICALS & ALLIED PRODUCTS (3.2%)
        1,100   Dow Chemical Co.                                   91,712
        9,100   Wellman, Inc.                                     162,662
                                                          ---------------
                                                                  254,374
                                                          ---------------
COAL MINING (1.0%)
        5,400   Pittston Minerals Group                            74,250
                                                          ---------------
ELECTRONIC & OTHER ELECTRICAL EQUIPMENT & COMPONENTS, EXCEPT COMPUTER
EQUIPMENT (2.9%)
        5,300   Aeroquip-Vickers, Inc.                            229,887
                                                          ---------------
FABRICATED METAL PRODUCTS, EXCEPT MACHINERY & TRANSPORTATION EQUIPMENT
(3.2%)
        4,600   Keystone International, Inc.(d)                   150,075
        7,200   Material Sciences Corp.(a)                        100,800
                                                          ---------------
                                                                  250,875
                                                          ---------------
FOOD & KINDRED PRODUCTS (4.1%)
       21,000   Chiquita Brands International, Inc.(d)            322,875
                                                          ---------------
GENERAL MERCHANDISE STORES (2.6%)
        2,200   Dillards, Inc.                                     74,250
        4,400   Wal-Mart Stores, Inc.(d)                          130,900
                                                          ---------------
                                                                  205,150
                                                          ---------------
HOLDING & OTHER INVESTMENT OFFICES (1.8%)
       32,100   Mesabi Trust                                      144,450
                                                          ---------------
HOME FURNITURE, FURNISHINGS & EQUIPMENT STORES (0.4%)
        7,000   Bombay Co., Inc.(a)                                31,500
                                                          ---------------

 FACE/SHARE                     SECURITY
   AMOUNT                     DESCRIPTION                      VALUE
----------------------------------------------------
                    CONTRARIAN STOCK FUND (continued)
----------------------------------------------------

COMMON STOCK (continued)

INDUSTRIAL & COMMERCIAL MACHINERY & COMPUTER EQUIPMENT (13.4%)
        9,000   Ampco Pittsburgh Corp.                    $       118,125
        8,000   BW/IP Holding, Inc.                               153,000
        7,200   Data General Corp.(a)(d)                          153,900
        8,300   Gerber Scientific, Inc.                           156,662
       17,100   McDermott International, Inc.(d)                  474,525
                                                          ---------------
                                                                1,056,212
                                                          ---------------
INSURANCE CARRIERS (3.6%)
        4,700   Chubb Corp.                                       286,700
                                                          ---------------
METAL MINING (3.1%)
       10,100   Cyprus Amax Minerals Co.                          246,187
                                                          ---------------
MINING & QUARRYING OF NONMETALLIC MINERALS, EXCEPT FUELS (1.3%)
        9,200   Dravo Corp.(a)                                    101,200
                                                          ---------------
MOTOR FREIGHT TRANSPORTATION & WAREHOUSING (2.6%)
        3,900   Swift Transportation, Inc.(a)                     125,775
        4,000   Werner Enterprises, Inc.                           78,000
                                                          ---------------
                                                                  203,775
                                                          ---------------
OIL & GAS EXTRACTION (4.2%)
        2,100   Phillips Petroleum Co.                             89,250
        8,100   USX-Marathon Group, Inc.                          240,975
                                                          ---------------
                                                                  330,225
                                                          ---------------
PAPER & ALLIED PRODUCTS (5.1%)
        4,500   Bowater, Inc.(d)                                  222,188
        3,100   Champion International Corp.                      153,062
          500   Consolidated Papers, Inc.                          27,250
                                                          ---------------
                                                                  402,500
                                                          ---------------
PAPER & FOREST PRODUCTS (1.3%)
        5,600   Abitibi-Consolidated, Inc.(d)                     100,800
                                                          ---------------
PRIMARY METAL INDUSTRIES (31.4%)
       10,000   Alcan Aluminum Ltd.                               358,750
       11,300   Alumax, Inc.(a)                                   436,463
       41,000   Armco, Inc.(a)                                    153,750
        2,500   Asarco, Inc.                                       77,814
       25,700   Bethlehem Steel Corp.(a)                          257,000
       16,606   Inland Steel Industries, Inc.                     408,923
       27,700   LTV Corp.                                         387,800

                                                                    [LOGO]
See Notes to Schedules of Investments.

 SCHEDULES OF INVESTMENTS (CONTINUED)                               MAY 31, 1997

--------------------------------------------------------------------------------

 FACE/SHARE                     SECURITY
   AMOUNT                     DESCRIPTION                      VALUE
----------------------------------------------------
                    CONTRARIAN STOCK FUND (continued)
----------------------------------------------------

COMMON STOCK (continued)
PRIMARY METAL INDUSTRIES (continued)

       12,200   USX-US Steel Group, Inc.(d)               $       393,450
                                                          ---------------
                                                                2,473,950
                                                          ---------------
STONE, CLAY, GLASS & CONCRETE PRODUCTS (0.8%)
        2,600   Lafarge Corp.                                      64,350
                                                          ---------------
TEXTILE MILL PRODUCTS (3.8%)
        6,600   Albany International Corp.                        150,150
        4,400   Burlington Industries, Inc.(a)                     48,400
       12,000   Cone Mills Corp.(a)                               103,500
                                                          ---------------
                                                                  302,050
                                                          ---------------
TRANSPORTATION SERVICES (3.2%)
        7,600   Ryder System, Inc.                                251,751
                                                          ---------------
TRUCKING (0.4%)
        1,000   Teekay Shipping Corp.                              31,375
                                                          ---------------
 FACE/SHARE                     SECURITY
   AMOUNT                     DESCRIPTION                      VALUE
----------------------------------------------------
                    CONTRARIAN STOCK FUND (continued)
----------------------------------------------------

COMMON STOCK (continued)

WATER TRANSPORTATION (2.2%)
        3,200   Knightsbridge Tankers Ltd.                $        78,800
        9,500   OMI Corp.(a)                                       91,438
                                                          ---------------
                                                                  170,238
                                                          ---------------

TOTAL COMMON STOCK (COST $6,617,320)                      $     7,882,736
                                                          ---------------
                                                          ---------------
----------------------------------------------------
                           INTERNATIONAL FUND
----------------------------------------------------
          N/A   International Portfolio of Core Trust
                  (Delaware)(n)                           $   232,334,610
                                                          ---------------

TOTAL INVESTMENTS (100.0%)
  (COST $198,931,794)                                     $   232,334,610
                                                          ---------------
                                                          ---------------

                                                                    [LOGO]
See Notes to Schedules of Investments.

 NOTES TO SCHEDULES OF INVESTMENTS                                  MAY 31, 1997

--------------------------------------------------------------------------------

(a) Non-income producing security.

(b) Securities that may be resold to "qualified institutional buyers" under rule 144A or securities offered pursuant to section 4(2) of the Securities Act of 1933, as amended.

(c) Certain variable rate securities are deemed to have a maturity remaining until the next readjustment of the interest rate or the longer of the demand period or readjustment. The interest rates shown reflect the rate in effect on May 31, 1997.

(d) Part or all of this investment on loan, see Note 5 of Notes to Financial Statements.

(e) The Funds have invested in a joint repurchase agreement. The following represents the collateral on the Banc America joint repurchase agreement: collateralized by multiple Farm Credit Discount Notes 5.43% - 5.50%, 6/27/97
    - 3/18/97, Par $37,000,000; FHLB Discount Notes 5.59%, 5/15/98, Par
    $11,000,000; multiple FHLMC Discount Notes 5.48%, 8/29/97, Par $113,000,000;
    multiple FNMA Discount Notes 5.43% - 5.49%, 8/15/97 - 9/29/97, Par $33,755,000; TVA Discount Notes 5.45%, 8/4/97, Par $150,000,000.

(f) At May 31, 1997, $1,220,000 of U.S. Treasury Bills, 7/24/97, with a market value of $1,211,476 were pledged to cover margin requirements for open futures contracts.

(g) During the period June 1, 1996 through May 31, 1997, Index Fund purchased 15,800 shares of Norwest Corp.

(h) As of May 31, 1997, Conservative Balanced Fund's investment in Index Portfolio, Small Company Portfolio and International Portfolio II of Core Trust (Delaware) represents 1.89%, 0.69% and 0.94%, respectively, of those portfolios' outstanding interest. Accordingly, the Fund may be deemed to own 1.89%, 0.69% and 0.94% of each security and other assets net of other liabilities of the respective portfolios. The Schedules of Investment of Index Portfolio, Small Company Portfolio and International Portfolio II are presented beginning on page 142.

(i) As of May 31, 1997, Moderate Balanced Fund's investment in Index Portfolio, Small Company Portfolio and International Portfolio II of Core Trust (Delaware) represents 9.50%, 3.44% and 4.72%, respectively, of those portfolios' outstanding interest. Accordingly, the Fund may be deemed to own 9.50%, 3.44% and 4.72% of each security and other assets net of other liabilities of the respective portfolios. The Schedules of Investments of Index Portfolio, Small Company Portfolio and International Portfolio II are presented beginning on page 142.

(j) As of May 31, 1997, Growth Balanced Fund's investment in Index Portfolio, Small Company Portfolio and International Portfolio II of Core Trust (Delaware) represents 19.22%, 7.00% and 9.65%, respectively, of those portfolios' outstanding interest. Accordingly, the Fund may be deemed to own 19.22%, 7.00% and 9.65% of each security and other assets net of other liabilities of the respective portfolios. The Schedules of Investments of Index Portfolio, Small Company Portfolio and International Portfolio II are presented beginning on page 142.

(k) As of May 31, 1997, Diversified Equity Fund's investment in Index Portfolio, Small Company Portfolio and International Portfolio II of Core Trust (Delaware) represents 69.39%, 25.47% and 34.72%, respectively, of those portfolios' outstanding interest. Accordingly, the Fund may be deemed to own 69.39%, 25.47% and 34.72% of each security and other assets net of other liabilities of the respective portfolios. The Schedules of Investments of Index Portfolio, Small Company Portfolio and International Portfolio II are presented beginning on page 142.

(l) As of May 31, 1997, Growth Equity Fund's investment in Small Company Portfolio and International Portfolio II of Core Trust (Delaware) represents 63.40% and 49.97%, respectively, of those portfolios' outstanding interest. Accordingly, the Fund may be deemed to own 63.40% and 49.97% of each security and other assets net of other liabilities of the respective portfolios. The Schedules of Investments of Small Company Portfolio and International Portfolio II are presented beginning on page 149.

(m) As of May 31, 1997, Small Cap Opportunities Fund's investment in Schroder U.
    S. Smaller Companies Portfolio represents 74.75% of the Portfolio's outstanding interest. Accordingly, the Fund may be deemed to own 74.75% of each security and other assets net of other liabilities of the Portfolio. The Schedule of Investments of Schroder U.S. Smaller Companies Portfolio is presented beginning on page 171.

(n) As of May 31, 1997, International Fund's investment in International Portfolio of Core Trust (Delaware) represented substantially all of the Portfolio's outstanding interest. Accordingly, the Fund may be deemed to own substantially all of the securities and other assets net of other liabilities of the Portfolio. The Schedule of Investments of International Portfolio is presented beginning on page 158.

                                                                    [LOGO]

 NOTES TO SCHEDULES OF INVESTMENTS (CONTINUED)                      MAY 31, 1997

--------------------------------------------------------------------------------

(o) These securities have been determined to be illiquid. In the absence of market value, the securities are valued based upon their fair value determined under procedures approved by the Board of Trustees. A Fund may make investments in an amount up to 15% of the value of the Fund's net assets in such securities. The security description, acquisition date, acquisition cost and carry value per unit are as follows:

                                          ACQUISITION   ACQUISITION    CARRY VALUE
SECURITY DESCRIPTION                          DATE          COST        PER UNIT
----------------------------------------  ------------  ------------  -------------
DIVERSIFIED BOND FUND:
Cargill Inc., 8.35%, 2/12/11............      4/11/96    $1,062,000     $ 105.213
Colonial Pipeline, 7.45%, 8/15/07.......      5/10/96       627,250       100.907
Corestates Capital Corp., 6.47% V/R,
  1/15/27...............................       1/9/97       734,910        98.709
Levi Strauss & Co., 6.80%, 11/1/03......     10/31/96       622,731        98.744
LG-Caltex Oil, 7.88%, 7/1/06............      6/28/96       996,850       101.444
Paine Webber Mortgage Acceptance Corp.,
  1996-M1, 6.80%, 1/2/12................     12/17/96       757,500       100.000
Reinsurance Group of America, 7.25%,
  4/1/06................................      3/26/96     1,012,400        99.089
LIMITED TERM TAX-FREE FUND:
County of Westchester, NY, IDA RV,
  5.75%, 1/1/02.........................      3/31/97     1,020,000       100.955
Philadelphia, PA, IDA RV, 6.13%,
  2/15/03...............................      12/5/96       556,281       100.640
San Antonio, TX, HEFA, 6.50%, 11/1/01...     10/14/96       355,000       100.984
San Antonio, TX, HEFA, 6.50%, 11/1/01...       2/7/97       502,500       100.984
TAX-FREE INCOME FUND:
Denver, CO, Urban Renewal Authority, Tax
  Increment RV, 9.13%, 9/1/17...........       6/3/94     3,245,310       117.280
Denver, CO, Urban Renewal Authority, Tax
  Increment RV, 9.13%, 9/1/17...........     11/21/95     2,408,186       117.280
Fairfax County, VA, Redevelopment &
  Housing Authority, 7.60%, 10/1/36.....     10/16/96     3,000,000       100.815
Illinois Development Financial Authority
  RV, Series A, 7.88%, 7/1/20...........      1/26/96     3,000,000       104.175
Illinois Health Facilities Authority RV,
  Series A, 9.25%, 7/1/24...............     10/22/96     1,351,044       110.155
New Bedford, MA, IDA RV, Series 1982,
  7.42%, 7/1/02.........................      6/19/92       685,000       102.114
San Antonio, TX, HEFA, 7.13%, 11/1/15...      2/22/96     4,180,000       103.219
South Dakota State, HEFA RV, 7.30%,
  4/1/16................................      4/15/94     1,750,000       111.009
South Dakota State, HEFA RV, 7.30%,
  4/1/16................................      11/8/95     1,848,875       111.009
MINNESOTA TAX-FREE FUND:
Duluth, MN, Gross RV, Series 1992,
  6.40%, 2/1/03.........................      7/23/92       250,000       102.279
Glencoe, MN, Hospital RV, 6.63%,
  4/1/11................................      7/25/96       685,142       102.149
Glencoe, MN, Health Care RV, 6.40%,
  12/1/15...............................       3/4/97       489,285        99.070
Minneapolis, MN, Health Care Facilities
  RV, Series A, 7.20%, 7/1/23...........       7/6/96       495,525       101.574
Minnesota Iron Range Resources &
  Rehabilitation Gross RV, 7.25%,
  10/1/11...............................      6/27/96     1,000,000       101.265
Moorhead, MN, EDA, Series A, 8.00%,
  9/1/11................................      7/30/96       801,188       108.139
CONSERVATIVE BALANCED FUND:
Asset Backed Trust 1995 A3, 5.71% V/R,
  4/15/98...............................      6/10/96       500,000       100.000
Cargill Inc., 8.35%, 2/12/11............      4/11/96       531,000       105.213
Levi Strauss & Co., 6.80%, 11/1/03......      3/17/97       244,785        98.744
Reinsurance Group of America, 7.25%,
  4/1/06................................      4/18/96       495,895        99.089
WFP Tower B Finance Corp., Short-Term
  STEERS Trust, Series 1996 A, 5.72%
  V/R, 12/8/97..........................       2/6/97       500,000        99.999
MODERATE BALANCED FUND:
Cargill Inc., 8.35%, 2/12/11............      4/11/96     1,168,200       105.213
Levi Strauss & Co., 6.80%, 11/1/03......       3/7/97       630,848        98.744
LG-Caltex Oil, 7.88%, 7/1/06............      10/8/96       510,035       101.444
Reinsurance Group of America, 7.25%,
  4/1/06................................      4/18/96       991,790        99.089
GROWTH BALANCED FUND:
Cargill Inc., 8.35%, 2/12/11............      4/11/96     1,062,000       105.213
Levi Strauss & Co., 6.80%, 11/1/03......      3/17/97       734,355        98.744
Reinsurance Group of America, 7.25%,
  4/1/06................................      4/18/96       991,790        99.089

The following represent the fair market value of these securities and percentage of the Fund's net assets as of May 31, 1997:

                                           FAIR MARKET     PERCENTAGE OF
                                              VALUE         NET ASSETS
                                          -------------  -----------------
Diversified Bond Fund...................   $ 5,792,589           3.57%
Limited Term Tax-Free Fund..............     2,426,483           5.92%
Tax-Free Income Fund....................    22,485,994           7.59%
Minnesota Tax-Free Fund.................     3,787,439           7.89%
Conservative Balanced Fund..............     2,266,069           1.76%
Moderate Balanced Fund..................     3,287,409           0.79%
Growth Balanced Fund....................     2,783,596           0.55%

                                                                    [LOGO]

 NOTES TO SCHEDULES OF INVESTMENTS (CONCLUDED)                      MAY 31, 1997

--------------------------------------------------------------------------------

                                 ABBREVIATIONS

ADR       American Depositary Receipts
AMBAC     American Municipal Bond Assurance Corporation
AMBS      Agriculture Mortgage Backed Securities
ARM       Adjustable Rate Mortgage
COLL      Collateralized
COP       Certificate of Participation
DOT       Department of Transportation
EDA       Economic Development Authority
EFA       Education Finance Authority
ETM       Escrowed to Maturity
FFCB      Federal Farm Credit Bank
FGIC      Financial Guaranty Insurance Company
FHA       Federal Housing Authority
FHLB      Federal Home Loan Bank
FHLMC     Federal Home Loan Mortgage Corporation
FNMA      Federal National Mortgage Association
FSA       Financial Security Assurance, Inc.
GNMA      Government National Mortgage Association
GO        General Obligation
GTD       Guaranteed
HCLT      Household Consumer Loan Trust
HEFA      Higher Education Facilities Authority
HEHFA     Higher Education & Health Facilities Authority
HFA       Housing Finance Authority
HSG AUTH  State Housing Authority
HUD       Department of Housing and Urban Development
IDA       Industrial Development Authority
IDR       Industrial Development Revenue
LOC       Letter of Credit
MBIA      Municipal Bond Insurance Association
MFHR      Multi Family Housing Revenue
MLMI      Merrill Lynch Mortgage Investors
MNB       Maryland National Bank
P/R       Prerefunded
PCR       Pollution Control Revenue
PFA       Public Finance Authority
PRAT      Premier Auto Trust
RFMSI     Residential Funding Mortgage Security I
RTC       Resolution Trust Corporation
RV        Revenue Bonds
SASC      Structured Asset Securities Corporation
SBA       Small Business Administration
SD        School District
SFM       Single Family Mortgage
SLMA      Student Loan Mortgage Association
TVA       Tennessee Valley Authority
USG       U.S. Governments
V/R       Variable Rate

See Notes to Financial Statements.

                                                                    [LOGO]

                             CORE TRUST (DELAWARE)
                                 ANNUAL REPORT
                                  MAY 31, 1997

                                INDEX PORTFOLIO
                            SMALL COMPANY PORTFOLIO
                           INTERNATIONAL PORTFOLIO II
                            INTERNATIONAL PORTFOLIO

 INDEPENDENT AUDITORS' REPORT                                       MAY 31, 1997

--------------------------------------------------------------------------------

           To Trustees and Partners of
           Core Trust (Delaware)

           We have audited the accompanying statements of assets and liabilities of four portfolios of Core Trust (Delaware), Index Portfolio, Small Company Portfolio, International Portfolio II and International Portfolio (collectively the "Portfolios") including the schedules of investments as of May 31, 1997, and the related statements of operations for the year then ended, the statements of changes in net assets and the financial highlights for the year ended May 31, 1997, the seven months ended May 31, 1996 and for the period from November 11, 1994 (commencement of operations) to October 31, 1995. These financial statements and financial highlights are the responsibility of the Portfolios' management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits.

           We conducted our audits in accordance with generally accepted auditing standards. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. Our procedures include confirmation of securities owned as of May 31, 1997, by correspondence with the custodians and brokers. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

           In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of the Portfolios as of May 31, 1997, the results of their operations for the year then ended, changes in their net assets and the financial highlights for the year ended May 31, 1997, the seven months ended May 31, 1996 and for the period from November 11, 1994 (commencement of operations) to October 31, 1995, in conformity with generally accepted accounting principles.

                                      Coopers & Lybrand L.L.P.

           Boston, Massachusetts
           July 14, 1997

                                                           CORE TRUST (DELAWARE)

 STATEMENTS OF ASSETS & LIABILITIES                                 MAY 31, 1997

--------------------------------------------------------------------------------

                                                                      SMALL
                                                       INDEX         COMPANY      INTERNATIONAL  INTERNATIONAL
                                                     PORTFOLIO      PORTFOLIO     PORTFOLIO II    PORTFOLIO
                                                    ------------   ------------   ------------   ------------
ASSETS:
  Investments (Note 2):
    Investments at cost...........................  $280,955,779   $442,093,546   $445,740,593   $186,790,789
    Net unrealized appreciation (depreciation)....   174,660,482     68,948,960    92,143,951     33,799,907
                                                    ------------   ------------   ------------   ------------
TOTAL INVESTMENTS AT VALUE........................   455,616,261    511,042,506   537,884,544    220,590,696

  Collateral for securities loaned (Notes 2 &
    7)............................................   109,357,818     49,445,745    50,747,702     20,818,828
  Cash............................................             -              -             -     11,341,602
  Interest, dividends and other receivables.......       961,970        248,694     1,770,799        714,531
  Receivable for investments sold.................             -      2,111,621             -              -
  Receivable for daily variation margin on
    financial futures contracts (Note 2)..........        87,501              -             -              -
  Organization costs, net of amortization (Note
    2)............................................        14,893         14,893        14,893              -
                                                    ------------   ------------   ------------   ------------
TOTAL ASSETS......................................   566,038,443    562,863,459   590,417,938    253,465,657
                                                    ------------   ------------   ------------   ------------

LIABILITIES:
  Payable for investments purchased...............       636,359      1,628,013        40,674         16,269
  Payable for securities loaned (Notes 2 & 7).....   109,357,818     49,445,745    50,747,702     20,818,828
  Payable to custodian............................             -        386,737        54,702         14,659
  Payable for forward foreign currency exchange
    contracts (Note 2)............................             -              -       221,988         85,681
  Payable to Investment Adviser (Note 3)..........             -              -             -         87,954
  Payable to administrator (Note 3)...............        15,731         24,645         9,191         36,296
  Accrued expenses and other liabilities..........        35,917         31,699        46,802         71,360
                                                    ------------   ------------   ------------   ------------
TOTAL LIABILITIES.................................   110,045,825     51,516,839    51,121,059     21,131,047
                                                    ------------   ------------   ------------   ------------
NET ASSETS........................................  $455,992,618   $511,346,620   $539,296,879   $232,334,610
                                                    ------------   ------------   ------------   ------------
                                                    ------------   ------------   ------------   ------------

COMPONENTS OF NET ASSETS:
  Investors' capital..............................  $280,327,161   $442,397,660   $447,374,916   $198,620,384
  Net unrealized appreciation (depreciation)
    on investments................................   175,665,457     68,948,960    91,921,963     33,714,226
                                                    ------------   ------------   ------------   ------------
NET ASSETS........................................  $455,992,618   $511,346,620   $539,296,879   $232,334,610
                                                    ------------   ------------   ------------   ------------
                                                    ------------   ------------   ------------   ------------

See Notes to Financial Statements.                         CORE TRUST (DELAWARE)

 STATEMENTS OF OPERATIONS                        FOR THE YEAR ENDED MAY 31, 1997

--------------------------------------------------------------------------------

                                                                      SMALL
                                                       INDEX         COMPANY      INTERNATIONAL  INTERNATIONAL
                                                     PORTFOLIO      PORTFOLIO     PORTFOLIO II    PORTFOLIO
                                                    ------------   ------------   ------------   ------------
INVESTMENT INCOME
  Dividend income (a).............................  $  7,895,111   $ 4,222,840    $ 7,201,789    $ 2,711,980
  Interest income.................................       494,380     1,110,841        963,580        466,686
  Securities lending income (Note 2)..............        60,788        68,757              -              -
                                                    ------------   ------------   ------------   ------------
TOTAL INVESTMENT INCOME...........................     8,450,279     5,402,438      8,165,369      3,178,666
                                                    ------------   ------------   ------------   ------------
EXPENSES
  Investment advisory (Note 3)....................       592,067     3,920,805      2,143,939        812,485
  Administration (Note 3).........................       394,711       435,645        476,431        270,828
  Transfer agency (Note 3)........................        12,000        12,000         12,000         12,000
  Custody (Note 3)................................             -             -        326,669        124,121
  Accounting (Note 3).............................       106,000        66,000         85,000         90,000
  Legal...........................................        25,878        23,378         38,002         14,507
  Audit...........................................        26,329        24,641         37,896         31,835
  Trustees........................................         4,143         4,476          4,737          2,479
  Amortization of organization costs (Note 2).....         6,072         6,072          6,072         20,965
  Miscellaneous...................................        40,298        29,218         41,735         25,721
                                                    ------------   ------------   ------------   ------------
TOTAL EXPENSES....................................     1,207,498     4,522,235      3,172,481      1,404,941
                                                    ------------   ------------   ------------   ------------
  Fees waived and expenses reimbursed (Note 4)....      (755,904)   (4,071,783)    (2,285,233)             -
                                                    ------------   ------------   ------------   ------------
NET EXPENSES......................................       451,594       450,452        887,248      1,404,941
                                                    ------------   ------------   ------------   ------------
NET INVESTMENT INCOME (LOSS)......................     7,998,685     4,951,986      7,278,121      1,773,725
                                                    ------------   ------------   ------------   ------------
NET REALIZED AND UNREALIZED GAIN (LOSS)
 ON INVESTMENTS
Net realized gain (loss) on:
  Securities......................................     9,986,040    34,225,164      4,305,876        214,268
  Foreign currency transactions...................             -             -      6,725,891      2,259,655
  Financial futures transactions..................     1,409,943             -              -              -
                                                    ------------   ------------   ------------   ------------
Net realized gain (loss) on investments...........    11,395,983    34,225,164     11,031,767      2,473,923
                                                    ------------   ------------   ------------   ------------
Net Change in Unrealized Appreciation
 (Depreciation) on:
  Securities......................................    85,206,379     8,293,465     43,849,710     18,836,531
  Foreign currency transactions...................             -             -     (1,900,173)      (653,864)
  Financial futures transactions..................       220,700             -              -              -
                                                    ------------   ------------   ------------   ------------
Net change in unrealized appreciation
 (depreciation) on
 investments......................................    85,427,079     8,293,465     41,949,537     18,182,667
                                                    ------------   ------------   ------------   ------------
NET REALIZED AND UNREALIZED GAIN
 (LOSS) ON INVESTMENTS............................    96,823,062    42,518,629     52,981,304     20,656,590
                                                    ------------   ------------   ------------   ------------
NET INCREASE (DECREASE) IN NET ASSETS
 RESULTING FROM OPERATIONS........................  $104,821,747   $47,470,615    $60,259,425    $22,430,315
                                                    ------------   ------------   ------------   ------------
                                                    ------------   ------------   ------------   ------------

(a) Net of foreign witholding taxes of............  $          -   $         -    $   896,443    $   338,080
                                                    ------------   ------------   ------------   ------------
                                                    ------------   ------------   ------------   ------------

See Notes to Financial Statements.                         CORE TRUST (DELAWARE)

 STATEMENTS OF CHANGES IN NET ASSETS                                MAY 31, 1997

--------------------------------------------------------------------------------

                                                                      SMALL
                                                       INDEX         COMPANY      INTERNATIONAL   INTERNATIONAL
                                                     PORTFOLIO      PORTFOLIO     PORTFOLIO II      PORTFOLIO
                                                    ------------   ------------   -------------   -------------
NET ASSETS, NOVEMBER 11, 1994 (A).................  $          -   $          -   $          -    $          -
                                                    ------------   ------------   -------------   -------------

OPERATIONS
  Net investment income (loss)....................     5,797,310      1,839,395      5,298,852       1,016,917
  Net realized gain (loss) on investments.........     1,948,912     33,935,810      2,242,027        (722,933)
  Net change in unrealized appreciation
    (depreciation) on investments.................    53,892,378     35,738,202     13,723,971       3,679,006
                                                    ------------   ------------   -------------   -------------
                                                      61,638,600     71,513,407     21,264,850       3,972,990
                                                    ------------   ------------   -------------   -------------
TRANSACTIONS IN INVESTORS' BENEFICIAL INTERESTS
  Contributions...................................   254,124,900    262,830,339    342,127,908     102,787,458
  Withdrawals.....................................   (26,557,028)   (23,684,010)   (20,745,928)    (14,450,220)
                                                    ------------   ------------   -------------   -------------
                                                     227,567,872    239,146,329    321,381,980      88,337,238
                                                    ------------   ------------   -------------   -------------
NET ASSETS--OCTOBER 31, 1995......................   289,206,472    310,659,736    342,646,830      92,310,228
                                                    ------------   ------------   -------------   -------------

OPERATIONS
  Net investment income (loss)....................     4,452,504      2,722,327      3,944,815         923,241
  Net realized gain (loss) on investments.........     8,163,250     39,718,461      6,433,695       1,389,462
  Net change in unrealized appreciation
    (depreciation) on investments.................    36,345,999     24,917,293     36,248,455      11,852,553
                                                    ------------   ------------   -------------   -------------
                                                      48,961,753     67,358,081     46,626,965      14,165,256
                                                    ------------   ------------   -------------   -------------
TRANSACTIONS IN INVESTORS' BENEFICIAL INTERESTS
  Contributions...................................    35,664,130     38,617,524     68,261,441      43,221,959
  Withdrawals.....................................   (13,363,200)   (14,508,229)   (17,720,079)     (3,942,194)
                                                    ------------   ------------   -------------   -------------
                                                      22,300,930     24,109,295     50,541,362      39,279,765
                                                    ------------   ------------   -------------   -------------
NET ASSETS--MAY 31, 1996..........................   360,469,155    402,127,112    439,815,157     145,755,249
                                                    ------------   ------------   -------------   -------------

OPERATIONS
  Net investment income (loss)....................     7,998,685      4,951,986      7,278,121       1,773,725
  Net realized gain (loss) on investments.........    11,395,983     34,225,164     11,031,767       2,473,923
  Net change in unrealized appreciation
    (depreciation) on investments.................    85,427,079      8,293,465     41,949,537      18,182,667
                                                    ------------   ------------   -------------   -------------
                                                     104,821,747     47,470,615     60,259,425      22,430,315
                                                    ------------   ------------   -------------   -------------
TRANSACTIONS IN INVESTORS' BENEFICIAL INTERESTS
  Contributions...................................    41,212,190    111,140,558    108,485,326      78,198,907
  Withdrawals.....................................   (50,510,474)   (49,391,665)   (69,263,029)    (14,049,861)
                                                    ------------   ------------   -------------   -------------
                                                      (9,298,284)    61,748,893     39,222,297      64,149,046
                                                    ------------   ------------   -------------   -------------
NET ASSETS--MAY 31, 1997..........................  $455,992,618   $511,346,620   $539,296,879    $232,334,610
                                                    ------------   ------------   -------------   -------------
                                                    ------------   ------------   -------------   -------------

(a) Commencement of operations.

See Notes to Financial Statements.                         CORE TRUST (DELAWARE)

 FINANCIAL HIGHLIGHTS                                               MAY 31, 1997

--------------------------------------------------------------------------------

                                                           RATIOS TO
                                                            AVERAGE
                                                          NET ASSETS
                                          -------------------------------------------
                                             NET                                         PORTFOLIO    AVERAGE
                                          INVESTMENT                                     TURNOVER    COMMISSION
                                            INCOME       EXPENSES      GROSS EXPENSES      RATE       RATE(B)
                                          ----------    -----------    --------------    --------    ----------
 INDEX PORTFOLIO
--------------------------------------------------------------------------------------------------------------
  June 1, 1996 to May 31, 1997..........    2.03%          0.11%           0.31%           7.29%      $0.0444
  November 1, 1995 to May 31, 1996......    2.35%(a)       0.17%(a)        0.32%(a)        7.21%      $0.0501
  November 11, 1994 to October 31,
    1995................................    2.42%(a)       0.17%(a)        0.33%(a)        7.73%       N/A
 SMALL COMPANY PORTFOLIO
--------------------------------------------------------------------------------------------------------------
  June 1, 1996 to May 31, 1997..........    1.14%          0.10%           1.04%         141.63%      $0.0597
  November 1, 1995 to May 31, 1996......    1.32%(a)       0.15%(a)        1.04%(a)       84.00%      $0.0562
  November 11, 1994 to October 31,
    1995................................    0.73%(a)       0.15%(a)        1.05%(a)      126.01%       N/A
 INTERNATIONAL PORTFOLIO II
--------------------------------------------------------------------------------------------------------------
  June 1, 1996 to May 31, 1997..........    1.53%          0.19%           0.67%          53.32%      $0.0244
  November 1, 1995 to May 31, 1996......    1.75%(a)       0.23%(a)        0.68%(a)       17.58%      $0.0247
  November 11, 1994 to October 31,
    1995................................    1.94%(a)       0.25%(a)        0.70%(a)       28.19%       N/A
 INTERNATIONAL PORTFOLIO
--------------------------------------------------------------------------------------------------------------
  June 1, 1996 to May 31, 1997..........    0.98%          0.78%           0.78%          48.23%      $0.0202
  November 1, 1995 to May 31, 1996......    1.30%(a)       0.81%(a)        0.82%(a)       14.12%      $0.0325
  November 11, 1994 to October 31,
    1995................................    1.24%(a)       0.80%(a)        0.90%(a)       29.41%       N/A

(a) Annualized.

(b) For fiscal years beginning on or after September 1, 1995, the Portfolios are required to disclose average commissions per share paid to brokers on the purchase and sale of equity securities.

See Notes to Financial Statements.                         CORE TRUST (DELAWARE)

 NOTES TO FINANCIAL STATEMENTS                                      MAY 31, 1997

--------------------------------------------------------------------------------

 NOTE 1. ORGANIZATION

Core Trust (Delaware) ("Core Trust"), organized as a Delaware business trust, was formed on September 1, 1994. Core Trust, which is registered as an open-end management investment company under the Investment Company Act of 1940 (the "Act"), currently has eight separate investment portfolios. These financial statements relate to Index Portfolio, Small Company Portfolio, International Portfolio II, and International Portfolio (each a "Portfolio" and collectively the "Portfolios"), diversified portfolios which commenced operations on November 11, 1994. Interests in the Portfolios are sold without any sales charge in private placement transactions to institutional clients, including open-end management investment companies.

 NOTE 2. SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES

These financial statements are prepared in accordance with generally accepted accounting principles, which require management to make estimates and assumptions that affect the reported amounts of assets and liabilities, disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of increase and decrease in net assets from operations during the fiscal period. Actual results could differ from those estimates.

The following represent significant accounting policies of the Portfolios:

SECURITIES VALUATION--Short-term securities that mature in 60 days or less are valued at amortized cost. Equity securities for which market quotations are readily available are valued using the last reported sales price provided by independent pricing services. If no sales are reported, the mean of the last bid and ask price is used. If no mean price is available, the last bid price is used. Fixed income and other securities, for which market quotations are readily available, are valued using the mean of the bid and ask prices provided by independent pricing services. If no mean price is available the last bid price is used. In the absence of readily available market quotations, securities are valued at fair value determined in accordance with procedures adopted by the Board of Trustees.

SECURITY TRANSACTIONS AND INVESTMENT INCOME--Investment transactions are accounted for on the trade date basis. Dividend income is recorded on the ex-dividend date. Interest income, including amortization of discount or premium, is recorded as earned. Identified cost of investments sold is used to determine gain and loss for both financial statement and federal income tax purposes. Foreign dividend and interest income amounts and realized capital gain and loss are converted to U.S. dollar equivalents using foreign exchange rates in effect at the date of the transactions.

Foreign currency amounts are translated into U.S. dollars at the mean of the bid and asked prices of such currencies against U.S. dollars as follows: (i) assets and liabilities at the rate of exchange at the end of the respective period; and
(ii) purchases and sales of securities and income and expenses at the rate of exchange prevailing on the dates of such transactions. The portion of the results of operations arising from changes in the exchange rates and the portion due to fluctuations arising from changes in the market prices of securities are not isolated. Such fluctuations are included with the net realized and unrealized gain or loss on investments.

International Portfolio and International Portfolio II may enter into forward contracts to purchase or sell foreign currencies to protect against the effect on the U.S. dollar value of the underlying portfolio of possible adverse movements in foreign exchange rates. Risks associated with such contracts include the movement in value of the foreign currency relative to the U.S. dollar and the ability of the counterparty to perform. Fluctuations in the value of such contracts are recorded as unrealized gain or loss; realized gain or loss include net gain or loss on contracts that have terminated by settlement or by the Portfolio entering into offsetting commitments.

EXPENSE ALLOCATION--Core Trust accounts separately for the assets and liabilities and operations of each Portfolio. Expenses that are directly attributable to more than one Portfolio are allocated among the respective Portfolios.

FUTURES CONTRACTS--The Index Portfolio may invest in futures contracts. A futures contract is an agreement between two parties to buy and sell a security at a set price on a future date. Upon entering into such a contract the Portfolio is required to pledge to the broker an amount of cash or securities equal to the minimum "initial margin" requirements of the exchange on which the contract is traded. Pursuant to the contract, the Portfolio agrees to receive from or pay to the broker an amount of cash equal to the daily fluctuation in value of the contract. Such receipts or payments are known as "variation margin" and are recorded by the Portfolio as unrealized gain or loss. When the contract is closed, the Portfolio records a realized gain or loss equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed. The potential risk to the Portfolio is that the change in value of the underlying securities may not correlate to the change in value of the contracts.

REPURCHASE AGREEMENTS--Each Portfolio may invest in repurchase agreements. The Portfolios, through their custodian, receive delivery of the underlying collateral, whose market value must always equal or exceed the repurchase price. The investment adviser is responsible for determining the value of the underlying collateral at all times. In the event of default, the Portfolios may have difficulties with the disposition of any securities held as collateral.

                                                           CORE TRUST (DELAWARE)

 NOTES TO FINANCIAL STATEMENTS (CONTINUED)                          MAY 31, 1997

--------------------------------------------------------------------------------

 NOTE 2. SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES (CONTINUED)

SECURITY LOANS--The Portfolios receive compensation for lending securities in the form of fees or by retaining a portion of interest on the investment securities or any cash received as collateral. A Portfolio also continues to receive interest or dividends on the securities loaned. Security loans are secured at all times by collateral equal to at least 102% of the market value of the securities loaned plus accrued interest. Gain or loss in the market price of the securities loaned that may occur during the term of the loan are reflected in the value of the Portfolio.

ORGANIZATIONAL COSTS--The costs incurred by each Portfolio in connection with its organization, in the amount of $30,360 have been capitalized and are being amortized using the straight line method over a five year period beginning on the commencement of the Portfolio's operations.

 NOTE 3. ADVISORY, SERVICING FEES AND OTHER TRANSACTIONS WITH AFFILIATES

INVESTMENT ADVISER--The investment adviser of Index Portfolio and Small Company Portfolio is Norwest Investment Management, Inc., a part of Norwest Bank Minnesota, N.A. ("Norwest"). Norwest Bank Minnesota, N.A. is a subsidiary of Norwest Corporation. The investment adviser of International Portfolio II and International Portfolio is Schroder Capital Management International Inc. ("Schroder"). Schroder is a wholly-owned U.S. subsidiary of Schroders Incorporated, the wholly-owned U.S. holding company subsidiary of Schroders plc. The investment advisers receive advisory fees from Core Trust with respect to Index Portfolio, Small Company Portfolio, International Portfolio II, and International Portfolio at annual rates of 0.15%, 0.90%, 0.45% and 0.45% respectively, of the Portfolios average daily net assets. Norwest is required to waive its investment advisory fee for serving as investment adviser to Index Portfolio and Small Company Portfolio and will reimburse International Portfolio II for all investment advisory fees International Portfolio II pays Schroder.

ADMINISTRATIVE AND OTHER SERVICES--The administrator of Core Trust is Forum Financial Services, Inc. ("Forum"), a registered broker-dealer and a member of the National Association of Securities Dealers, Inc. Forum receives an administration fee from Index Portfolio, Small Company Portfolio and International Portfolio II at an annual rate of 0.10 % of the average daily net assets of each portfolio. Forum receives an administration fee at an annual rate of 0.15% of the average daily net assets of International Portfolio. In addition, for the year ended May 31, 1997, certain legal expenses were charged to the Portfolios by Forum. The respective amounts for Index Portfolio, Small Company Portfolio, International Portfolio II and International Portfolio were:
$4,572, $5,059, $5,515 and $2,108.

Forum Financial Corp. ("FFC"), an affiliate of Forum, provides portfolio accounting and interestholder recordkeeping services to each Portfolio pursuant to separate agreements.

Norwest serves as the custodian for Index Portfolio and Small Company Portfolio and may appoint certain subcustodians to custody those portfolios' foreign securities and other assets held in foreign countries. Norwest receives no compensation for its custodial services.

 NOTE 4. WAIVERS AND REIMBURSEMENTS

For the year ended May 31, 1997, fees waived and expenses reimbursed by the Portfolio's service providers were as follows:

                                                                        EXPENSES
                                       FEES WAIVED     FEES WAIVED     REIMBURSED
                                        BY FORUM       BY NORWEST      BY NORWEST
                                      -------------   -------------   -------------
Index Portfolio.....................  $    163,837    $    592,067    $          -
Small Company Portfolio.............       150,977       3,920,806               -
International Portfolio II..........       141,294               -       2,143,939

 NOTE 5. FEDERAL INCOME TAX

The Portfolios are not required to pay federal income taxes on their net investment income and net capital gain as they are treated as partnership's for federal income tax purposes. All interest, dividends, gain and loss of the Portfolios are deemed to have been "passed through" to the partners in proportion to their holdings of the Portfolios regardless of whether such interest, dividends or gain have been distributed by the Portfolios.

                                                           CORE TRUST (DELAWARE)

 NOTES TO FINANCIAL STATEMENTS (CONCLUDED)                          MAY 31, 1997

--------------------------------------------------------------------------------

 NOTE 6. SECURITIES TRANSACTIONS

The cost of purchases and the proceeds from sales (including maturities) of securities (excluding short-term investments) for the year ended May 31, 1997 were as follows:

                                         COST OF      PROCEEDS FROM
                                        PURCHASES         SALES
                                      -------------   -------------
Index Portfolio.....................  $  53,489,845   $ 28,366,409
Small Company Portfolio.............    651,592,991    601,965,309
International Portfolio II..........    304,622,686    242,278,141
International Portfolio.............    129,775,282     81,207,324

For federal income tax purposes, the tax basis of investment securities owned as of May 31, 1997 and the aggregate gross unrealized appreciation and the aggregate unrealized depreciation based on identified tax cost as of May 31, 1997 were as follows:

                                                                                           NET
                                                                                       UNREALIZED
                                           TAX         UNREALIZED      UNREALIZED     APPRECIATION
                                       COST BASIS     APPRECIATION    DEPRECIATION    (DEPRECIATION)
                                      -------------   -------------   -------------   -------------
Index Portfolio.....................  $ 281,061,193   $179,047,388    $  4,492,320    $174,555,068
Small Company Portfolio.............    442,104,223     80,042,343      11,104,060      68,938,283
International Portfolio II..........    445,740,593    111,893,858      19,749,907      92,143,951
International Portfolio.............    186,791,915     41,253,360       7,454,579      33,798,781

 NOTE 7. PORTFOLIO SECURITIES LOANED

As of May 31, 1997, Index Portfolio had loaned securities with a market value of $105,897,793 which were collateralized by various securities, including time deposits, commercial paper, corporate bonds and repurchase agreements with a market value of $109,357,818. Small Company Portfolio, International Portfolio II and International Portfolio had loaned securities with a market value of $47,395,535, $45,530,787 and $18,839,650, respectively, which were collateralized by various securities, including time deposits, commercial paper, corporate bonds and repurchase agreements with a market value of $49,445,745, $50,747,702 and $20,818,828, respectively.

 NOTE 8. CONCENTRATION OF RISK

The International Portfolio II and International Portfolio have relatively large concentrations of portfolio securities invested in companies domiciled in Japan. The Portfolio's may be more susceptible to political, social and economic events adversely affecting Japanese companies than portfolios not so concentrated.

 NOTE 9. SUBSEQUENT EVENT

Effective June 1, 1997, the following portfolio reorganizations occurred. The Small Company Portfolio was separated by investment style into three new portfolios named Small Company Growth Portfolio, Small Company Stock Portfolio and Small Company Value Portfolio. International Portfolio merged into International Portfolio II. International Portfolio II was renamed International Portfolio.

                                                           CORE TRUST (DELAWARE)

 SCHEDULES OF INVESTMENTS                                           MAY 31, 1997

--------------------------------------------------------------------------------

 FACE/SHARE                     SECURITY
   AMOUNT                     DESCRIPTION                      VALUE

-----------------------------------------------------------------
                             INDEX PORTFOLIO
----------------------------------------------------
COMMON STOCK (96.8%)
AGRICULTURAL PRODUCTION--CROPS (0.1%)
        5,600   Pioneer Hi-Bred International, Inc.       $       390,600
                                                          ---------------
AMUSEMENT & RECREATION SERVICES (0.9%)
        7,000   Harrah's Entertainment, Inc.(a)(b)                130,376
       45,800   Walt Disney Co.                                 3,749,875
                                                          ---------------
                                                                3,880,251
                                                          ---------------
APPAREL & ACCESSORY STORES (0.5%)
        7,100   Charming Shoppes, Inc.(a)                          37,275
       11,400   CVS Corp.(b)                                      545,776
       19,200   Gap, Inc.                                         657,600
       18,400   Limited, Inc.                                     372,600
        5,500   Nordstrom, Inc.(b)                                264,000
        5,300   TJX Cos., Inc.                                    254,400
                                                          ---------------
                                                                2,131,651
                                                          ---------------
APPAREL & OTHER FINISHED PRODUCTS MADE FROM FABRICS & SIMILAR MATERIALS
(0.1%)
        4,900   Liz Claiborne, Inc.(b)                            223,562
        4,300   V.F. Corp.                                        335,938
                                                          ---------------
                                                                  559,500
                                                          ---------------
AUTOMOTIVE DEALERS & GASOLINE SERVICE STATIONS (0.1%)
       10,200   Autozone, Inc.(a)(b)                              238,425
        4,300   Pep Boys - Manny, Moe & Jack                      134,375
                                                          ---------------
                                                                  372,800
                                                          ---------------
AUTOMOTIVE REPAIR, SERVICES & PARKING (0.0%)
        5,500   Ryder System, Inc.                                182,187
                                                          ---------------
BUILDING CONSTRUCTION--GENERAL CONTRACTORS & OPERATIVE BUILDERS (0.0%)
        1,900   Centex Corp.                                       75,762
        2,700   Kaufman & Broad Home Corp.                         40,500
        1,600   Pulte Corp.                                        50,600
                                                          ---------------
                                                                  166,862
                                                          ---------------
BUILDING MATERIALS, HARDWARE, GARDEN SUPPLY & MOBILE HOME DEALERS (0.5%)
       32,400   Home Depot, Inc.(b)                             2,041,200
       11,700   Lowe's Cos., Inc.                                 460,688
                                                          ---------------
                                                                2,501,888
                                                          ---------------
BUSINESS SERVICES (4.6%)
       11,800   3Com Corp.(a)(b)                                  572,300

 FACE/SHARE                     SECURITY
   AMOUNT                     DESCRIPTION                      VALUE
----------------------------------------------------
                       INDEX PORTFOLIO (continued)
----------------------------------------------------

COMMON STOCK (continued)
BUSINESS SERVICES (continued)

        4,900   Adobe Systems, Inc.                       $       218,662
        3,100   Autodesk, Inc.                                    120,512
       19,700   Automatic Data Processing, Inc.(b)                967,763
       26,500   C.U.C. International, Inc.(a)(b)                  609,500
       10,600   Cabletron Systems, Inc.(a)(b)                     466,400
        5,500   Ceridian Corp.(a)                                 202,125
       11,600   Cognizant Corp.                                   429,200
       24,600   Computer Associates International, Inc.         1,346,850
        5,200   Computer Sciences Corp.(a)                        402,351
       30,200   First Data Corp.(b)                             1,208,000
        5,500   Interpublic Group of Cos., Inc.(b)                329,312
       80,800   Microsoft Corp.(a)(b)                          10,019,200
       23,300   Novell, Inc.(a)                                   183,489
       44,400   Oracle Systems Corp.(a)(b)                      2,070,150
        8,600   Parametric Technology Co.(a)                      385,925
        4,000   Safety Kleen Corp.                                 62,500
        1,600   Shared Medical Systems Corp.(b)                    84,800
       24,800   Sun Microsystems, Inc.(a)                         799,800
       12,700   UST, Inc.                                         361,950
                                                          ---------------
                                                               20,840,789
                                                          ---------------
CHEMICALS & ALLIED PRODUCTS (12.5%)
       52,600   Abbott Laboratories                             3,313,800
        7,600   Air Products & Chemicals, Inc.                    590,900
        3,800   Alberto Culver Co.(b)                             108,300
        4,400   Allergan, Inc.                                    130,350
        5,700   Alza Corp.(a)                                     168,150
        9,100   Avon Products, Inc.                               580,125
       18,600   Baxter International, Inc.                        981,150
       67,700   Bristol-Myers Squibb Co.                        4,967,487
        3,500   Clorox Co.                                        441,875
       20,000   Colgate-Palmolive Co.                           1,240,000
       16,500   Dow Chemical Co.                                1,375,688
       38,100   E.I. du Pont de Nemours & Co.                   4,148,138
        5,300   Eastman Chemical Co.                              315,350
        4,300   Ecolab, Inc.(b)                                   178,987
       37,200   Eli Lilly & Co.                                 3,459,600
        2,500   FMC Corp.(a)                                      180,000
        3,600   Goodrich (B.F.) Co.                               154,800
        4,300   Great Lakes Chemical Corp.                        210,162
        6,900   Hercules, Inc.                                    323,438
        7,500   International Flavors & Fragrances,
                  Inc.(b)                                         332,813
       90,100   Johnson & Johnson                               5,394,738

See Notes to Schedules of Investments.                     CORE TRUST (DELAWARE)

 SCHEDULES OF INVESTMENTS (CONTINUED)                               MAY 31, 1997

--------------------------------------------------------------------------------

 FACE/SHARE                     SECURITY
   AMOUNT                     DESCRIPTION                      VALUE
----------------------------------------------------
                       INDEX PORTFOLIO (continued)
----------------------------------------------------

COMMON STOCK (continued)
CHEMICALS & ALLIED PRODUCTS (continued)

        5,000   Mallinckrodt, Inc.                        $       186,875
       81,500   Merck & Co., Inc.(b)                            7,324,812
       39,700   Monsanto Co.                                    1,746,800
        9,700   Morton International, Inc.                        312,825
        4,500   Nalco Chemical Co.(b)                             167,063
       12,500   PPG Industries, Inc.                              726,563
       43,600   Pfizer, Inc.                                    4,485,350
       34,300   Pharmacia & Upjohn, Inc.(b)                     1,187,638
       10,600   Praxair, Inc.                                     557,826
       46,100   Procter & Gamble Co.                            6,356,038
        4,300   Rohm & Haas Co.                                   370,875
       24,900   Schering-Plough Corp.                           2,259,675
       11,600   Sherwin-Williams Co.                              348,000
        8,700   Union Carbide Corp.(b)                            406,725
       18,400   Warner-Lambert Co.                              1,853,800
        4,500   W.R. Grace & Co.                                  235,125
                                                          ---------------
                                                               57,121,841
                                                          ---------------
COMMUNICATIONS (6.4%)
      109,600   AT&T Corp.                                      4,041,501
       33,800   Airtouch Communications, Inc.(a)                  942,175
       12,800   Alltel Corp.                                      420,800
       37,100   Ameritech Corp.                                 2,430,050
       29,600   Bell Atlantic Corp.(b)                          2,072,000
       67,200   BellSouth Corp.                                 3,049,200
       22,100   Comcast Corp., Class A                            383,989
       11,100   Frontier Corp.                                    203,962
       65,100   GTE Corp.                                       2,872,539
        2,500   King World Productions, Inc.                       94,062
       46,300   MCI Communications Corp.                        1,776,762
       29,700   NYNEX Corp.                                     1,596,375
       61,938   SBC Communications, Inc.(b)                     3,623,374
       29,000   Sprint Corp.                                    1,417,376
       44,900   Tele-Communications, Inc.(a)                      679,114
       32,200   US West Communications Group(b)                 1,179,326
       42,200   US West Media Group(a)                            838,726
       59,000   WorldCom, Inc.(a)(b)                            1,747,875
                                                          ---------------
                                                               29,369,206
                                                          ---------------
DEPOSITORY INSTITUTIONS (7.5%)
       28,800   Banc One Corp.(b)                               1,245,601
       26,400   Bank of New York Co., Inc.(b)                   1,125,300
       24,200   BankAmerica Corp.                               2,828,376
       10,400   BankBoston Corp.                                  759,200
        5,500   Bankers Trust New York Corp.                      465,438
 FACE/SHARE                     SECURITY
   AMOUNT                     DESCRIPTION                      VALUE
----------------------------------------------------
                       INDEX PORTFOLIO (continued)
----------------------------------------------------

COMMON STOCK (continued)
DEPOSITORY INSTITUTIONS (continued)

       13,200   Barnett Banks, Inc.                       $       694,650
       29,600   Chase Manhattan Corp.                           2,797,200
       31,800   Citicorp                                        3,637,125
        7,300   Comerica, Inc.                                    456,250
       15,200   Corestates Financial Corp.                        803,700
        7,200   Fifth Third Bancorp(b)                            556,200
        9,200   First Bank System, Inc.(b)                        754,400
       21,500   First Chicago NBD Corp.(b)                      1,273,875
       19,200   First Union Corp.                               1,648,800
       17,800   Fleet Financial Group, Inc.                     1,088,027
        3,900   Golden West Financial Corp.                       264,225
        9,300   Great Western Financial Corp.                     451,050
        7,200   H. F. Ahmanson & Co.(b)                           293,400
       12,700   J.P. Morgan & Co., Inc.(b)                      1,365,250
       15,300   KeyCorp                                           831,939
        8,800   Mellon Bank Corp.                                 770,000
       15,100   National City Corp.(b)                            777,650
       52,594   NationsBank Corp.(b)                            3,096,471
       24,900   Norwest Corp.(d)                                1,332,150
       23,000   PNC Bank Corp.(b)                                 963,125
        3,800   Republic New York Corp.                           379,050
       15,200   Suntrust Banks, Inc.(b)                           811,300
       10,300   U.S. Bancorp                                      632,163
       11,200   Wachovia Corp.(b)                                 681,800
        6,300   Wells Fargo & Co.                               1,660,050
                                                          ---------------
                                                               34,443,765
                                                          ---------------
EATING & DRINKING PLACES (0.7%)
       10,700   Darden Restaurants, Inc.                           89,613
        8,700   Marriott International, Inc.                      502,425
       47,200   McDonald's Corp.(b)                             2,371,800
        8,800   Wendy's International, Inc.                       205,701
                                                          ---------------
                                                                3,169,539
                                                          ---------------
ELECTRIC, GAS & SANITARY SERVICES (3.4%)
       12,800   American Electric Power Co.                       521,600
       10,000   Baltimore Gas & Electric Co.(b)                   262,500
       14,400   Browning-Ferris Industries(b)                     471,600
       10,700   CINergy Corp.(b)                                  374,500
       10,300   Carolina Power & Light Co.(b)                     357,925
       14,300   Central & Southwest Corp.                         303,875
        7,100   Coastal Corp.                                     355,888
        3,800   Columbia Gas System, Inc.                         244,625
       16,000   Consolidated Edison Co. of New York,
                  Inc.                                            466,002
        6,500   Consolidated Natural Gas Co.(b)                   345,313

See Notes to Schedules of Investments.                     CORE TRUST (DELAWARE)

 SCHEDULES OF INVESTMENTS (CONTINUED)                               MAY 31, 1997

--------------------------------------------------------------------------------

 FACE/SHARE                     SECURITY
   AMOUNT                     DESCRIPTION                      VALUE
----------------------------------------------------
                       INDEX PORTFOLIO (continued)
----------------------------------------------------

COMMON STOCK (continued)
ELECTRIC, GAS & SANITARY SERVICES (continued)

        9,900   DTE Energy Co.                            $       263,588
       12,200   Dominion Resources, Inc.                          422,425
       13,700   Duke Power Co.(b)                                 616,500
        4,700   ENSERCH Corp.                                     100,462
        1,400   Eastern Enterprises                                48,300
       29,200   Edison International                              682,551
       17,300   Enron Corp.(b)                                    704,975
       15,700   Entergy Corp.(b)                                  414,089
       12,400   FPL Group, Inc.                                   576,600
        8,200   General Public Utilities Corp.                    287,000
       15,900   Houston Industries, Inc.(b)                       329,925
       21,300   Laidlaw, Inc., Class B                            287,550
        9,800   Niagara Mohawk Power Corp.(a)                      85,750
        3,400   Nicor, Inc.                                       116,875
        9,300   NorAm Energy Corp.                                141,825
        4,700   Northern States Power Co.                         230,300
       10,400   Ohio Edison Co.                                   221,000
        1,800   Oneok, Inc.                                        54,450
       11,000   PP&L Resources, Inc.                              221,375
       20,100   PacifiCorp(b)                                     399,487
        5,700   Pacific Enterprises                               186,675
       27,800   Pacific Gas & Electric Co.                        642,875
       10,300   Panenergy Corp.                                   481,525
       15,200   Peco Energy Co.                                   288,800
        2,400   People's Energy Corp.                              85,200
       16,200   Public Service Enterprise Group, Inc.             400,950
        5,800   Sonat, Inc.                                       333,500
       45,600   Southern Co.                                      969,000
       15,200   Texas Utilities Co.                               522,500
        6,900   Union Electric Co.(b)                             252,713
       32,700   Waste Management, Inc.(b)                       1,038,225
       10,650   Williams Cos., Inc.(b)                            469,931
                                                          ---------------
                                                               15,580,749
                                                          ---------------
ELECTRONIC & OTHER ELECTRICAL EQUIPMENT & COMPONENTS, EXCEPT COMPUTER
EQUIPMENT (8.1%)
       14,900   AMP, Inc.(b)                                      612,763
        9,200   Advanced Micro Devices, Inc.(a)                   368,000
        1,900   Aeroquip-Vickers, Inc.                             82,412
        8,250   Andrew Corp.(a)                                   224,812
        7,300   Cooper Industries, Inc.(b)                        372,300
        7,900   DSC Communications Corp.(a)                       201,943
       30,200   Emerson Electric Co.                            1,630,800
      222,800   General Electric Co.                           13,451,550
        9,300   General Instrument Corp.(a)                       225,525
 FACE/SHARE                     SECURITY
   AMOUNT                     DESCRIPTION                      VALUE
----------------------------------------------------
                       INDEX PORTFOLIO (continued)
----------------------------------------------------

COMMON STOCK (continued)
ELECTRONIC & OTHER ELECTRICAL EQUIPMENT & COMPONENTS, EXCEPT COMPUTER EQUIPMENT (continued)

        2,700   Harris Corp.                              $       239,288
       55,500   Intel Corp.(b)                                  8,408,250
        8,800   LSI Logic Corp.(a)                                367,400
       43,100   Lucent Technologies, Inc.(b)                    2,742,238
        6,800   Maytag Corp.                                      181,900
       14,100   Micron Technology, Inc.(a)(b)                     599,250
       40,100   Motorola, Inc.                                  2,661,638
        9,400   National Semiconductor Corp.(a)                   264,375
        3,200   National Service Industries                       140,400
       17,600   Northern Telecom Ltd.                           1,478,400
        3,100   Raychem Corp.                                     229,787
        5,300   Scientific-Atlanta, Inc.                           96,063
       12,200   Tellabs, Inc.(a)(b)                               613,050
       12,900   Texas Instruments, Inc.(b)                      1,159,387
        3,600   Thomas & Betts Corp.                              183,150
        5,100   Whirlpool Corp.(b)                                254,362
                                                          ---------------
                                                               36,789,043
                                                          ---------------
ENGINEERING, ACCOUNTING, RESEARCH, MANAGEMENT & RELATED SERVICES (0.1%)
       11,600   Dun & Bradstreet Corp.                            303,052
        3,200   EG&G, Inc.                                         62,400
                                                          ---------------
                                                                  365,452
                                                          ---------------
FABRICATED METAL PRODUCTS, EXCEPT MACHINERY & TRANSPORTATION EQUIPMENT
(1.0%)
        2,000   Ball Corp.(b)                                      58,250
        3,150   Crane Co.                                         129,150
        8,700   Crown Cork & Seal Co., Inc.(b)                    506,775
       37,500   Gillette Co.(b)                                 3,332,814
        5,100   Parker-Hannifin Corp.(b)                          268,387
        4,200   Snap-On, Inc.                                     167,475
        6,000   Stanley Works(b)                                  246,000
                                                          ---------------
                                                                4,708,851
                                                          ---------------
FOOD STORES (0.5%)
       17,100   Albertson's, Inc.                                 572,850
        9,900   American Stores Co.                               450,450
        4,100   Giant Food, Inc., Class A                         135,043
        2,600   Great Atlantic & Pacific Tea Co.                   71,826
       17,200   Kroger Co.(a)                                     440,750
       10,300   Winn-Dixie Stores, Inc.(b)                        393,975
                                                          ---------------
                                                                2,064,894
                                                          ---------------

See Notes to Schedules of Investments.                     CORE TRUST (DELAWARE)

 SCHEDULES OF INVESTMENTS (CONTINUED)                               MAY 31, 1997

--------------------------------------------------------------------------------

 FACE/SHARE                     SECURITY
   AMOUNT                     DESCRIPTION                      VALUE
----------------------------------------------------
                       INDEX PORTFOLIO (continued)
----------------------------------------------------

COMMON STOCK (continued)

FOOD & KINDRED PRODUCTS (6.7%)
        2,600   Adolph Coors Co.                          $        63,375
       33,700   Anheuser-Busch Cos., Inc.(b)                    1,444,887
       36,800   Archer Daniels Midland Co.                        736,000
        4,700   Brown-Forman Corp.                                240,287
        9,800   CPC International, Inc.(b)                        842,800
       31,800   Campbell Soup Co.                               1,462,800
      168,200   Coca-Cola Co.                                  11,479,650
       16,400   Conagra, Inc.(b)                                  986,050
       10,600   General Mills, Inc.                               670,450
       24,800   Heinz (H.J.) Co.                                1,066,400
       10,400   Hershey Foods Corp.                               583,700
       14,300   Kellogg Co.(b)                                  1,054,625
      105,100   PepsiCo, Inc.                                   3,862,425
        9,200   Quaker Oats Co.                                   379,500
        7,200   Ralston-Ralston Purina Group                      613,800
       32,700   Sara Lee Corp.                                  1,336,613
       25,100   Seagram Co. Ltd.(b)                             1,010,275
       10,900   Unilever N.V.(b)                                2,111,875
        7,000   Whitman Corp.                                     168,875
        7,900   Wrigley (Wm) Jr. Co.                              468,075
                                                          ---------------
                                                               30,582,462
                                                          ---------------
FURNITURE & FIXTURES (0.1%)
       10,900   Masco Corp.(b)                                    423,738
                                                          ---------------
GENERAL MERCHANDISE STORES (2.2%)
       14,700   Dayton Hudson Corp.(b)                            707,439
        7,700   Dillards, Inc.                                    259,875
       14,100   Federated Department Stores, Inc.(a)(b)           521,700
        4,800   Harcourt General, Inc.                            227,400
       17,200   J.C. Penney Co., Inc.(b)                          885,800
       32,700   Kmart Corp.(a)(b)                                 457,800
       17,100   May Department Stores Co.                         805,837
        2,500   Mercantile Stores Co., Inc.                       134,375
       26,400   Sears Roebuck and Co.                           1,296,900
      155,100   Wal-Mart Stores, Inc.(b)                        4,614,225
        9,100   Woolworth Corp.(a)(b)                             219,537
                                                          ---------------
                                                               10,130,888
                                                          ---------------
HEALTH SERVICES (0.6%)
        6,700   Beverly Enterprises, Inc.(a)(b)                    94,637
       45,400   Columbia/HCA Healthcare Corp.(b)                1,662,775
       21,400   HEALTHSOUTH Corp.(a)                              489,525
        4,300   Manor Care, Inc.                                  123,087
 FACE/SHARE                     SECURITY
   AMOUNT                     DESCRIPTION                      VALUE
----------------------------------------------------
                       INDEX PORTFOLIO (continued)
----------------------------------------------------

COMMON STOCK (continued)
HEALTH SERVICES (continued)

       20,100   Tenet Healthcare Corp.(a)                 $       552,750
                                                          ---------------
                                                                2,922,774
                                                          ---------------
HEAVY CONSTRUCTION OTHER THAN BUILDING CONSTRUCTION-- CONTRACTORS (0.2%)
        5,600   Fluor Corp.(b)                                    296,100
        2,800   Foster Wheeler Corp.                              108,500
        8,500   Halliburton Co.(b)                                657,687
                                                          ---------------
                                                                1,062,287
                                                          ---------------
HOLDING & OTHER INVESTMENT OFFICES (0.1%)
       11,400   Conseco, Inc.(b)                                  456,000
                                                          ---------------
HOME FURNITURE, FURNISHINGS & EQUIPMENT STORES (0.1%)
        6,700   Circuit City Stores(b)                            264,650
                                                          ---------------
HOTELS, ROOMING HOUSES, CAMPS & OTHER LODGING PLACES (0.3%)
        8,800   HFS, Inc.(a)(b)                                   474,100
       16,800   Hilton Hotels Corp.(b)                            474,600
        7,900   ITT Corp.(a)                                      471,037
                                                          ---------------
                                                                1,419,737
                                                          ---------------
INDUSTRIAL & COMMERCIAL MACHINERY & COMPUTER EQUIPMENT (6.2%)
        8,200   Amdahl Corp.(a)                                    82,000
        8,400   Apple Computer, Inc.(a)(b)                        139,650
       12,200   Applied Materials, Inc.(a)(b)                     796,050
        9,800   Baker Hughes, Inc.(b)                             367,500
       13,100   Bay Networks, Inc.(a)                             320,950
        6,000   Black & Decker Corp.                              208,500
        1,900   Briggs & Stratton Corp.                            98,087
        6,700   Brunswick Corp.                                   204,350
        5,000   Case Corp.(b)                                     295,000
       13,000   Caterpillar, Inc.(b)                            1,269,125
        2,700   Cincinnati Milacron, Inc.                          62,437
       43,900   Cisco Systems, Inc.(a)                          2,974,225
       18,400   Compaq Computer Corp.(a)(b)                     1,991,800
        2,700   Cummins Engine Co., Inc.                          172,125
        2,700   Data General Corp.(a)(b)                           57,712
       17,600   Deer & Co.                                        899,800
       12,200   Dell Computer Corp.(a)(b)                       1,372,500
       10,500   Digital Equipment Corp.(a)(b)                     376,687
        7,700   Dover Corp.                                       440,825
       11,900   Dresser Industries, Inc.                          407,575
       15,800   EMC Corp.(a)                                      630,025
        3,400   General Signal Corp.                              143,225

See Notes to Schedules of Investments.                     CORE TRUST (DELAWARE)

 SCHEDULES OF INVESTMENTS (CONTINUED)                               MAY 31, 1997

--------------------------------------------------------------------------------

 FACE/SHARE                     SECURITY
   AMOUNT                     DESCRIPTION                      VALUE
----------------------------------------------------
                       INDEX PORTFOLIO (continued)
----------------------------------------------------

COMMON STOCK (continued)
INDUSTRIAL & COMMERCIAL MACHINERY & COMPUTER EQUIPMENT (continued)

        2,200   Giddings & Lewis, Inc.                    $        41,696
        3,300   Harnischfeger Industries, Inc.                    141,487
       68,800   Hewlett-Packard Co.(b)                          3,543,200
       69,800   IBM Corp.                                       6,037,700
        7,400   Ingersoll-Rand Co.(b)                             403,300
        3,200   Intergraph Corp.(a)                                22,600
        3,700   McDermott International, Inc.(b)                  102,675
        8,500   Pall Corp.                                        200,812
       10,100   Pitney Bowes, Inc.                                709,525
       17,000   Seagate Technology, Inc.(a)(b)                    690,625
       11,900   Silicon Graphics, Inc.(a)(b)                      224,612
        8,000   Tandem Computers, Inc.(a)                         114,000
        4,000   Tandy Corp.                                       216,000
       11,600   Tenneco, Inc.                                     519,100
        2,100   Timken Co.                                        144,112
       11,300   Tyco International Ltd.(b)                        717,550
       11,800   Unisys Corp.(a)                                    81,125
       42,400   Westinghouse Electric Corp.(b)                    858,600
                                                          ---------------
                                                               28,078,867
                                                          ---------------
INSURANCE AGENTS, BROKERS & SERVICE (0.3%)
       11,100   Aon Corp.(b)                                      541,125
       11,100   Humana, Inc.(a)                                   251,137
        4,900   Marsh & McLennan Cos., Inc.(b)                    645,575
                                                          ---------------
                                                                1,437,837
                                                          ---------------
INSURANCE CARRIERS (4.1%)
       10,300   Aetna Life & Casualty, Inc.                     1,040,300
       30,000   Allstate Corp.                                  2,208,750
       13,800   American General Corp.(b)                         610,650
       31,700   American International Group, Inc.              4,291,387
        5,100   CIGNA Corp.(b)                                    886,125
       11,800   Chubb Corp.                                       719,800
        5,600   General Re Corp.                                  981,400
        7,900   Hartford Financial Services Group                 616,200
        4,800   Jefferson-Pilot Corp.(b)                          305,400
        7,100   Lincoln National Corp.                            432,212
        7,900   Loews Corp.                                       768,275
        3,000   MBIA, Inc.(b)                                     322,125
        4,000   MGIC Investment Corp.(b)                          356,000
        6,400   Providian Corp.                                   383,200
        8,600   Safeco Corp.                                      374,100
        5,600   St. Paul Cos., Inc.                               401,100
 FACE/SHARE                     SECURITY
   AMOUNT                     DESCRIPTION                      VALUE
----------------------------------------------------
                       INDEX PORTFOLIO (continued)
----------------------------------------------------

COMMON STOCK (continued)
INSURANCE CARRIERS (continued)

        4,800   Torchmark Corp.                           $       315,000
       43,300   Travelers Group, Inc.                           2,376,087
        2,300   US Life Corp.(b)                                  112,125
        7,900   USF&G Corp.                                       169,850
       12,500   United Healthcare Corp.(b)                        706,250
        5,000   Unum Corp.(b)                                     395,625
                                                          ---------------
                                                               18,771,961
                                                          ---------------
LEATHER & LEATHER PRODUCTS (0.0%)
        3,300   Stride Rite Corp.                                  50,325
                                                          ---------------
LUMBER & WOOD PRODUCTS, EXCEPT FURNITURE (0.0%)
        7,400   Louisiana-Pacific Corp.                           144,300
                                                          ---------------
MEASURING, ANALYZING & CONTROLLING INSTRUMENTS; PHOTOGRAPHIC, MEDICAL &
OPTICAL GOODS (2.1%)
        3,900   Bard (C.R.), Inc.                                 124,800
        3,800   Bausch & Lomb, Inc.(b)                            152,950
        8,500   Becton, Dickinson & Co.                           418,625
        7,900   Biomet, Inc.(b)                                   147,631
       12,100   Boston Scientific Corp.(a)(b)                     645,837
       22,600   Eastman Kodak Co.                               1,872,975
        5,000   Guidant Corp.(b)                                  388,125
        8,600   Honeywell, Inc.                                   625,650
        5,600   Johnson Controls, Inc.                            237,300
       16,300   Medtronic, Inc.(b)                              1,206,200
        3,000   Millipore Corp.                                   129,375
        3,000   Perkin-Elmer Corp.                                228,000
        3,100   Polaroid Corp.                                    158,100
       16,000   Raytheon Co.                                      764,000
        5,500   St. Jude Medical, Inc.(a)(b)                      186,312
        2,200   Tektronix, Inc.                                   126,225
       10,200   Thermo Electron Corp.(a)(b)                       351,900
        4,300   U.S. Surgical Corp.                               145,125
       21,900   Xerox Corp.                                     1,483,725
                                                          ---------------
                                                                9,392,855
                                                          ---------------
METAL MINING (0.5%)
       24,000   Barrick Gold Corp.(b)                             606,000
       15,200   Battle Mountain Gold Co.                           91,200
        6,400   Cyprus Amax Minerals Co.(b)                       156,000
        9,400   Echo Bay Mines Ltd.                                57,575
       13,100   Freeport McMoran, Inc., Class B(b)                381,537
       10,000   Homestake Mining Co.                              138,750

See Notes to Schedules of Investments.                     CORE TRUST (DELAWARE)

 SCHEDULES OF INVESTMENTS (CONTINUED)                               MAY 31, 1997

--------------------------------------------------------------------------------

 FACE/SHARE                     SECURITY
   AMOUNT                     DESCRIPTION                      VALUE
----------------------------------------------------
                       INDEX PORTFOLIO (continued)
----------------------------------------------------

COMMON STOCK (continued)
METAL MINING (continued)

       10,570   Newmont Mining Corp.                      $       413,551
       16,300   Placer Dome, Inc.                                 297,475
                                                          ---------------
                                                                2,142,088
                                                          ---------------
MISCELLANEOUS MANUFACTURING INDUSTRIES (0.2%)
        8,700   Hasbro, Inc.                                      252,300
        8,000   ITT Industries, Inc.                              198,000
        2,600   Jostens, Inc.                                      64,025
       18,500   Mattel, Inc.(b)                                   552,687
          600   NACCO Industries, Inc.                             30,525
                                                          ---------------
                                                                1,097,537
                                                          ---------------
MISCELLANEOUS RETAIL (0.5%)
       14,600   Costco Cos., Inc.(a)(b)                           492,750
        2,700   Longs Drug Stores, Inc.                            64,125
        8,300   Rite Aid Corp.(b)                                 385,950
       19,700   Toys 'R' Us, Inc.(a)(b)                           613,162
       16,700   Walgreen Co.                                      780,725
                                                          ---------------
                                                                2,336,712
                                                          ---------------
MOTION PICTURES (0.1%)
       14,600   Unicom Corp.                                      332,150
                                                          ---------------
MOTOR FREIGHT TRANSPORTATION & WAREHOUSING (0.0%)
        2,700   Caliber System, Inc.                               86,400
                                                          ---------------
NONDEPOSITORY CREDIT INSTITUTIONS (2.3%)
       32,000   American Express Co.                            2,224,000
        3,600   Beneficial Corp.                                  231,300
       21,700   Dean Witter Discover & Co.                        895,125
       48,400   FHLMC                                           1,597,200
       73,700   FNMA                                            3,215,162
        9,300   Green Tree Financial Corp.(b)                     325,500
        6,600   Household International, Inc.                     648,450
       22,650   MBNA Corp.                                        767,268
        4,500   Transamerica Corp.                                408,937
                                                          ---------------
                                                               10,312,942
                                                          ---------------
OIL & GAS EXTRACTION (0.9%)
        8,500   Burlington Resources, Inc.                        395,250
        1,700   Helmerich & Payne, Inc.                            95,412
       22,300   Occidental Petroleum Corp.(b)                     518,475
        7,100   Oryx Energy Co.(a)                                164,187
        5,800   Rowan Cos., Inc.(a)                               134,125
        6,200   Santa Fe Energy Resources, Inc.(a)                 93,775
       16,700   Schlumberger Ltd.                               1,989,387
 FACE/SHARE                     SECURITY
   AMOUNT                     DESCRIPTION                      VALUE
----------------------------------------------------
                       INDEX PORTFOLIO (continued)
----------------------------------------------------

COMMON STOCK (continued)
OIL & GAS EXTRACTION (continued)

       17,000   Union Pacific Resources Group, Inc.       $       490,875
        3,600   Western Atlas, Inc.(a)                            244,350
                                                          ---------------
                                                                4,125,836
                                                          ---------------
PAPER & ALLIED PRODUCTS (2.0%)
        7,100   Avery Dennison Corp.                              267,137
        3,500   Bemis Co., Inc.                                   140,000
        3,300   Boise Cascade Corp.(b)                            125,400
        6,500   Champion International Corp.                      320,937
        6,200   Georgia Pacific Corp.(b)                          547,150
        8,900   Ikon Office Solutions, Inc.                       258,100
       20,300   International Paper Co.(b)                        974,400
        5,800   James River Corp. of Virginia(b)                  203,725
       38,400   Kimberly-Clark Corp.(b)                         1,924,800
        3,500   Mead Corp.                                        223,125
       28,200   Minnesota Mining & Manufacturing Co.            2,587,350
        6,700   Stone Container Corp.                              92,125
        3,800   Temple-Inland, Inc.(b)                            229,900
        4,700   Union Camp Corp.                                  246,750
        6,900   Westvaco Corp.                                    215,625
       13,500   Weyerhaeuser Co.                                  673,312
        3,800   Willamette Industries                             283,100
                                                          ---------------
                                                                9,312,936
                                                          ---------------
PERSONAL SERVICES (0.2%)
        7,000   H & R Block, Inc.(b)                              231,000
       16,000   Service Corp. International(b)                    564,000
                                                          ---------------
                                                                  795,000
                                                          ---------------
PETROLEUM REFINING & RELATED INDUSTRIES (7.4%)
        6,300   Amerada Hess Corp.                                337,050
       33,500   Amoco Corp.                                     2,994,062
        4,300   Ashland, Inc.                                     205,862
       10,900   Atlantic Richfield Co.                          1,585,950
       44,100   Chevron Corp.(b)                                3,087,000
      167,800   Exxon Corp.                                     9,942,150
        3,300   Kerr-McGee Corp.                                  213,675
        2,300   Louisiana Land & Exploration Co.                  118,450
       26,500   Mobil Corp.                                     3,706,687
        3,100   Pennzoil Co.                                      171,662
       17,800   Phillips Petroleum Co.                            756,500
       36,200   Royal Dutch Petroleum Co.(b)                    7,068,050
        5,000   Sun Co., Inc.(b)                                  149,375

See Notes to Schedules of Investments.                     CORE TRUST (DELAWARE)

 SCHEDULES OF INVESTMENTS (CONTINUED)                               MAY 31, 1997

--------------------------------------------------------------------------------

 FACE/SHARE                     SECURITY
   AMOUNT                     DESCRIPTION                      VALUE
----------------------------------------------------
                       INDEX PORTFOLIO (continued)
----------------------------------------------------

COMMON STOCK (continued)
PETROLEUM REFINING & RELATED INDUSTRIES (continued)

       17,900   Texaco, Inc.                              $     1,953,337
       19,500   USX-Marathon Group, Inc.                          580,125
       17,000   Unocal Corp.(b)                                   724,625
                                                          ---------------
                                                               33,594,560
                                                          ---------------
PHARMACEUTICAL PREPARATIONS (1.0%)
       43,200   American Home Products Corp.                    3,294,000
       17,900   Amgen, Inc.(a)(b)                               1,197,062
                                                          ---------------
                                                                4,491,062
                                                          ---------------
PRIMARY METAL INDUSTRIES (0.9%)
       15,300   Alcan Aluminum Ltd.                               548,887
       11,800   Allegheny Teledyne, Inc.                          303,850
       11,700   Aluminum Co. of America                           861,412
        7,200   Armco, Inc.(a)                                     27,000
        2,900   Asarco, Inc.                                       90,262
        7,600   Bethlehem Steel Corp.(a)                           76,000
        9,800   Engelhard Corp.                                   211,925
       11,500   Inco Ltd.(b)                                      379,500
        3,300   Inland Steel Industries, Inc.                      81,262
        5,900   Nucor Corp.                                       348,100
        4,400   Phelps Dodge Corp.                                367,950
        4,300   Reynolds Metals Co.(b)                            291,862
        5,700   USX-US Steel Group, Inc.(b)                       183,825
        6,600   Worthington Industries, Inc.                      122,100
                                                          ---------------
                                                                3,893,935
                                                          ---------------
PRINTING, PUBLISHING & ALLIED INDUSTRIES (1.4%)
        5,100   American Greetings Corp.                          174,675
        5,600   Deluxe Corp.                                      182,000
        6,600   Dow Jones & Co., Inc.                             256,575
        9,600   Gannett Co., Inc.                                 888,000
        2,100   John H. Harland Co.                                48,037
        6,400   Knight-Ridder, Inc.                               276,000
        6,700   McGraw-Hill Cos., Inc.                            365,987
        3,600   Meredith Corp.                                     93,150
        6,700   Moore Corp. Ltd.                                  149,075
        6,600   New York Times Co.                                304,012
       10,300   R.R. Donnelley & Sons Co.(b)                      382,387
       38,400   Time Warner, Inc.                               1,785,600
        6,700   Times Mirror Co.(b)                               376,037
        8,400   Tribune Co.                                       363,300
       23,800   Viacom, Inc., Class B(a)(b)                       706,562
                                                          ---------------
                                                                6,351,397
                                                          ---------------
 FACE/SHARE                     SECURITY
   AMOUNT                     DESCRIPTION                      VALUE
----------------------------------------------------
                       INDEX PORTFOLIO (continued)
----------------------------------------------------

COMMON STOCK (continued)

RAILROAD TRANSPORTATION (0.8%)
       10,400   Burlington Northern Santa Fe Corp.        $       863,200
       14,700   CSX Corp.                                         779,100
        8,500   Norfolk Southern Corp.                            825,562
       16,600   Union Pacific Corp.(b)                          1,124,650
                                                          ---------------
                                                                3,592,512
                                                          ---------------
RUBBER & MISCELLANEOUS PLASTICS PRODUCTS (0.8%)
        2,800   Armstrong World Industries                        190,400
        5,400   Cooper Tire and Rubber Co.                        120,825
       10,500   Goodyear Tire & Rubber Co.                        614,250
       16,800   Illinois Tool Works, Inc.                         833,700
       19,600   Nike, Inc., Class B(b)                          1,117,200
        3,800   Reebok International Ltd.                         155,800
       10,200   Rubbermaid, Inc.(b)                               284,325
        4,300   Tupperware Corp.                                  155,875
                                                          ---------------
                                                                3,472,375
                                                          ---------------
SECURITY & COMMODITY BROKERS, DEALERS, EXCHANGES & SERVICE (0.6%)
       10,700   Charles Schwab Corp.                              434,687
       11,200   Merrill Lynch & Co., Inc.(b)                    1,187,200
       10,400   Morgan Stanley Group, Inc.                        702,000
        7,400   Salomon, Inc.                                     396,825
                                                          ---------------
                                                                2,720,712
                                                          ---------------
STONE, CLAY, GLASS & CONCRETE PRODUCTS (0.3%)
       15,600   Corning, Inc.                                     785,850
       10,800   Newell Co.                                        413,100
        3,500   Owens-Corning Corp.                               146,125
                                                          ---------------
                                                                1,345,075
                                                          ---------------
TEXTILE MILL PRODUCTS (0.1%)
        5,200   Fruit of the Loom, Inc.(a)(b)                     181,350
        2,600   Russell Corp.                                      79,625
        1,400   Springs Industries, Inc., Class A                  70,875
                                                          ---------------
                                                                  331,850
                                                          ---------------
TOBACCO PRODUCTS (1.7%)
       11,600   American Brands, Inc.                             568,400
      165,300   Philip Morris Cos., Inc.                        7,273,200
                                                          ---------------
                                                                7,841,600
                                                          ---------------
TRANSPORTATION BY AIR (0.4%)
        6,200   AMR Corp.(a)                                      616,125
        5,100   Delta Airlines, Inc.(b)                           478,125

See Notes to Schedules of Investments.                     CORE TRUST (DELAWARE)

 SCHEDULES OF INVESTMENTS (CONTINUED)                               MAY 31, 1997

--------------------------------------------------------------------------------

 FACE/SHARE                     SECURITY
   AMOUNT                     DESCRIPTION                      VALUE
----------------------------------------------------
                       INDEX PORTFOLIO (continued)
----------------------------------------------------

COMMON STOCK (continued)
TRANSPORTATION BY AIR (continued)

        7,800   Federal Express Corp.(a)(b)               $       408,525
        9,900   Southwest Airlines Co.                            254,925
        4,300   U.S. Air Group, Inc.(a)                           149,425
                                                          ---------------
                                                                1,907,125
                                                          ---------------
TRANSPORTATION EQUIPMENT (4.2%)
       19,200   Allied Signal, Inc.                             1,473,600
       24,100   Boeing Co.(b)                                   2,536,567
       49,300   Chrysler Corp.                                  1,565,275
        6,900   Dana Corp.                                        249,262
        5,300   Eaton Corp.                                       422,675
        4,300   Echlin, Inc.                                      143,512
        2,400   Fleetwood Enterprises, Inc.(b)                     64,800
       80,100   Ford Motor Co.                                  3,003,750
        4,300   General Dynamics Corp.                            321,962
       51,100   General Motors Corp.                            2,925,475
       13,100   Lockheed Martin Corp.                           1,226,487
       14,400   McDonnell Douglas Corp.                           927,000
        5,000   Navistar International Corp.(a)                    83,125
        3,900   Northrop Grumman Corp.                            330,525
        5,400   Paccar, Inc.                                      244,350
       14,900   Rockwell International Corp.(b)                   961,050
        8,600   TRW, Inc.                                         460,100
        5,600   Textron, Inc.                                     663,600
       16,400   United Technologies Corp.                       1,318,150
                                                          ---------------
                                                               18,921,265
                                                          ---------------
WHOLESALE TRADE--DURABLE GOODS (0.2%)
       12,150   Genuine Parts Co.(b)                              407,025
        3,600   Grainger (W.W.), Inc.(b)                          288,900
        1,900   Potlatch Corp.                                     81,462
                                                          ---------------
                                                                  777,387
                                                          ---------------
WHOLESALE TRADE--NONDURABLE GOODS (0.3%)
        7,200   Cardinal Health, Inc.(b)                          419,400
        2,600   Fleming Cos., Inc.(b)                              49,400
        6,700   Sigma Aldrich                                     205,187
        4,500   Supervalu, Inc.                                   150,187
       12,100   Sysco Corp.                                       421,987
                                                          ---------------
                                                                1,246,161
                                                          ---------------

TOTAL COMMON STOCK (COST $266,146,684)                        440,807,166
                                                          ---------------
 FACE/SHARE                     SECURITY
   AMOUNT                     DESCRIPTION                      VALUE
----------------------------------------------------
                       INDEX PORTFOLIO (continued)
----------------------------------------------------
TIME DEPOSITS (3.1%)
   14,272,865   Banca Commerciale Italiana Spa Canada,
                  Toronto, 5.66%, 6/2/97 (cost
                  $14,272,865)                            $    14,272,865
                                                          ---------------
U.S. TREASURY OBLIGATIONS (0.1%)
      540,000   U.S. Treasury Bills, 4.75% yield,
                  7/24/97 (cost $536,230)                         536,230
                                                          ---------------

TOTAL INVESTMENTS (100.0%) (COST $280,955,779)
                                                          $   455,616,261
                                                          ---------------
                                                          ---------------
FINANCIAL INSTRUMENTS
FINANCIAL FUTURES CONTRACTS(E)

                                                                  UNREALIZED
POSITION      CONTRACTS                    INDEX                 APPRECIATION
---------  ---------------  -----------------------------------  ------------
Long                  2     S&P 500 Futures,
                              Expiring June 20, 1997             $     31,300
Long                 32     S&P 500 Futures,
                              Expiring September 9, 1997              973,675
                                                                 ------------
                                                                 $  1,004,975
                                                                 ------------
                                                                 ------------

----------------------------------------------------
                         SMALL COMPANY PORTFOLIO
----------------------------------------------------
 SMALL COMPANY CORE INVESTMENT STYLE (34.9%)
COMMON STOCKS (32.6%)
BUILDING CONSTRUCTION--GENERAL CONTRACTORS & OPERATIVE BUILDERS (0.4%)
       69,150   Service Experts, Inc.(a)                  $     1,953,487
                                                          ---------------
BUSINESS SERVICES (6.4%)
      242,200   Accelr8 Technology Corp.(a)(b)                  4,299,051
       57,825   BDM International, Inc.(a)                      1,503,450
      102,100   Cellular Technical Services Co.(a)(b)           1,391,112
       82,925   Ciber, Inc.(a)(b)                               3,431,021
       47,050   Citrix Systems, Inc.(a)                         1,770,256
       34,400   Computer Horizons Corp.(a)                      1,917,800
       51,700   Computer Task Group, Inc.                       3,160,162
      219,900   HCIA, Inc.(a)(b)                                5,442,525
       71,300   IKOS Systems, Inc.(a)(b)                        1,764,675
       32,200   Keane, Inc.(a)(b)                               1,815,275
       29,000   Metro Information Services, Inc.(a)               532,875
       88,575   SEEC, Inc.(a)                                   1,671,853
      182,350   USCS International, Inc.(a)                     4,171,256
                                                          ---------------
                                                               32,871,311
                                                          ---------------

See Notes to Schedules of Investments.                     CORE TRUST (DELAWARE)

 SCHEDULES OF INVESTMENTS (continued)                               MAY 31, 1997

--------------------------------------------------------------------------------

 FACE/SHARE                     SECURITY
   AMOUNT                     DESCRIPTION                      VALUE

-----------------------------------------------------------------
                   SMALL COMPANY PORTFOLIO (continued)
----------------------------------------------------
COMMON STOCKS (continued)
CHEMICALS & ALLIED PRODUCTS (0.4%)
       58,000   OM Group, Inc.                            $     1,827,000
                                                          ---------------
DEPOSITORY INSTITUTIONS (3.1%)
       74,625   ALBANK Financial Corp.                          2,863,734
      101,050   Bank Plus Corp.(a)                              1,098,918
       40,600   Coast Savings Financial(a)                      1,730,577
      114,200   Commonwealth Bancorp, Inc.                      1,713,000
       95,400   Haven Bancorp, Inc.                             3,267,451
      149,250   Peoples Savings Bank                            3,526,031
       99,900   Trenton Savings Bank FSB (b)                    1,898,100
                                                          ---------------
                                                               16,097,811
                                                          ---------------
ELECTRIC, GAS & SANITARY SERVICES (0.3%)
       37,275   KCS Energy, Inc.                                1,551,572
                                                          ---------------
ELECTRONIC & OTHER ELECTRICAL EQUIPMENT & COMPONENTS, EXCEPT COMPUTER
EQUIPMENT (2.5%)
      110,200   Etec Systems, Inc.(a)                           4,903,900
       12,525   P-COM, Inc.(a)                                    403,931
      122,100   Speedfam International, Inc.(a)                 4,449,018
       77,625   Vitesse Semiconductor Corp.(a)                  2,784,796
                                                          ---------------
                                                               12,541,645
                                                          ---------------
FABRICATED METAL PRODUCTS, EXCEPT MACHINERY & TRANSPORTATION EQUIPMENT
(0.7%)
      116,900   Titanium Metals Corp.(a)                        3,550,837
                                                          ---------------
FOOD & KINDRED PRODUCTS (0.8%)
      138,850   Canandaigua Wine Co., Inc.(a)                   4,286,996
                                                          ---------------
HEALTH SERVICES (0.6%)
      107,050   VISX, Inc.(a)                                   3,157,975
                                                          ---------------
HOLDING & OTHER INVESTMENT OFFICES (0.4%)
       34,200   Redwood Trust, Inc.(b)                          1,953,676
                                                          ---------------
HOME FURNITURE, FURNISHINGS & EQUIPMENT STORES (0.8%)
      120,000   Inacom Corp.(a)                                 3,885,000
                                                          ---------------
INDUSTRIAL & COMMERCIAL MACHINERY & COMPUTER EQUIPMENT (0.5%)
       61,600   Bell & Howell Co.(a)                            1,647,800
       46,875   Ciprico, Inc.(a)                                  785,156
                                                          ---------------
                                                                2,432,956
                                                          ---------------
INSURANCE CARRIERS (0.7%)
      175,950   FPA Medical Management, Inc.(a)(b)              3,519,000
                                                          ---------------

 FACE/SHARE                     SECURITY
   AMOUNT                     DESCRIPTION                      VALUE

-----------------------------------------------------------------
                   SMALL COMPANY PORTFOLIO (continued)
----------------------------------------------------

COMMON STOCKS (continued)

MEASURING, ANALYZING & CONTROLLING INSTRUMENTS; PHOTOGRAPHIC, MEDICAL &
OPTICAL GOODS (2.6%)
      109,000   Arrow International, Inc.                 $     3,515,250
       65,225   OEA, Inc.                                       2,462,243
       44,700   Veeco Instruments, Inc.(a)                      1,855,050
      189,900   Zygo Corp.(a)(b)                                5,507,100
                                                          ---------------
                                                               13,339,643
                                                          ---------------
MOTOR FREIGHT TRANSPORTATION & WAREHOUSING (0.3%)
      112,275   Covenant Transportation, Inc.(a)                1,698,161
                                                          ---------------
NONDEPOSITORY CREDIT INSTITUTIONS (2.2%)
       29,350   Delta Financial Corp.(a)                          469,600
       74,100   HealthCare Financial Partners, Inc.(a)          1,231,912
      263,600   Imperial Credit Industries, Inc.(a)(b)          4,975,452
       97,400   Medallion Financial Corp.(b)                    1,704,500
      205,600   Southern Pacific Funding Corp.(a)(b)            2,878,400
                                                          ---------------
                                                               11,259,864
                                                          ---------------
OIL & GAS EXTRACTION (7.3%)
      489,000   Abacan Resource Corp.(a)                        3,545,250
       53,325   Atwood Oceanics, Inc.(a)                        3,572,775
       95,525   Cabot Oil & Gas Corp.                           1,767,212
      103,850   Devon Energy Corp.                              3,868,412
       74,750   Flores & Rucks, Inc.(a)(b)                      3,662,750
      182,350   FX Energy, Inc.(a)                              1,549,975
      213,825   Marine Drilling Co., Inc.(a)                    4,303,228
       27,075   Nuevo Energy Co.(a)                             1,181,146
      171,325   Pride Petroleum Services, Inc.(a)(b)            3,811,981
      142,600   Tetra Technologies, Inc.(a)                     3,475,875
       81,675   Tuboscope Vetco International Corp.(a)          1,327,218
      156,625   Vintage Petroleum, Inc.                         5,325,250
                                                          ---------------
                                                               37,391,072
                                                          ---------------
PRIMARY METAL INDUSTRIES (0.5%)
      108,550   RMI Titanium Co.(a)(b)                          2,523,787
                                                          ---------------
WHOLESALE TRADE--DURABLE GOODS (1.1%)
       91,400   CellStar Corp.(a)(b)                            3,278,975
       75,100   Spine-Tech, Inc.(a)(b)                          2,595,643
                                                          ---------------
                                                                5,874,618
                                                          ---------------

See Notes to Schedules of Investments.                     CORE TRUST (DELAWARE)

 SCHEDULES OF INVESTMENTS (CONTINUED)                               MAY 31, 1997

--------------------------------------------------------------------------------

 FACE/SHARE                     SECURITY
   AMOUNT                     DESCRIPTION                      VALUE

-----------------------------------------------------------------
                   SMALL COMPANY PORTFOLIO (continued)
----------------------------------------------------

COMMON STOCKS (continued)

WHOLESALE TRADE--NONDURABLE GOODS (1.0%)
      103,800   Barrett Resources Corp.(a)                $     3,477,300
       97,425   United Natural Foods, Inc.(a)                   1,534,444
                                                          ---------------
                                                                5,011,744
                                                          ---------------

TOTAL COMMON STOCK (COST $141,282,264)                        166,728,155
                                                          ---------------
REPURCHASE AGREEMENTS (2.3%)
   11,887,800   BancAmerica, 5.57%, 6/2/97, to be
                  repurchased at $11,889,639 (cost
                  $11,887,800)(c)                              11,887,800
                                                          ---------------

TOTAL SMALL COMPANY CORE INVESTMENT STYLE (COST
  $153,170,064)                                           $   178,615,955
                                                          ---------------
                                                          ---------------
 SMALL COMPANY VALUE INVESTMENT STYLE (32.4%)
COMMON STOCK (31.2%)
AMUSEMENT & RECREATION SERVICES (0.6%)
       38,100   Cedar Fair L.P.                                 1,590,675
      144,600   Jackpot Enterprises, Inc.                       1,536,375
                                                          ---------------
                                                                3,127,050
                                                          ---------------
APPAREL & ACCESSORY STORES (0.2%)
      225,000   Cato Corp.                                      1,125,000
                                                          ---------------
APPAREL & OTHER FINISHED PRODUCTS MADE FROM FABRICS & SIMILAR MATERIALS
(0.3%)
       74,200   Pillowtex Corp.                                 1,586,025
                                                          ---------------
AUTOMOTIVE DEALERS & GASOLINE SERVICE STATIONS (0.3%)
      103,100   Getty Realty Corp.                              1,726,925
                                                          ---------------
BUILDING CONSTRUCTION--GENERAL CONTRACTORS & OPERATIVE BUILDERS (1.0%)
       64,000   Continental Homes Holding Corp.                 1,048,000
      180,400   Hovnanian Enterprises, Inc.(a)                  1,071,126
      153,400   MDC Holdings, Inc.                              1,303,900
      103,900   NVR, Inc.(a)                                    1,603,956
                                                          ---------------
                                                                5,026,982
                                                          ---------------
BUSINESS SERVICES (0.8%)
        2,900   Grey Advertising, Inc.                            846,800
       58,500   Network Equipment Technologies, Inc.(a)         1,009,125
       84,800   Ogden Corp.                                     1,653,600
 FACE/SHARE                     SECURITY
   AMOUNT                     DESCRIPTION                      VALUE

-----------------------------------------------------------------
                   SMALL COMPANY PORTFOLIO (continued)
----------------------------------------------------

COMMON STOCK (continued)
BUSINESS SERVICES (continued)

       53,600   Sequent Computer Systems, Inc.(a)         $       904,500
                                                          ---------------
                                                                4,414,025
                                                          ---------------
CHEMICALS & ALLIED PRODUCTS (0.9%)
       35,850   Bio-Rad Laboratories, Inc.(a)                     914,175
       86,200   Mississippi Chemical Corp.(b)                   1,961,050
       44,600   Terra Nitrogen Co., L.P.                        1,795,150
                                                          ---------------
                                                                4,670,375
                                                          ---------------
COAL MINING (0.4%)
       87,000   Zeigler Coal Holding Co.                        2,022,750
                                                          ---------------
DEPOSITORY INSTITUTIONS (4.3%)
       36,300   BankAtlantic Bancorp, Inc.                        505,932
       39,000   CENFED Financial Corp.                          1,131,000
       10,000   Coastal Bancorp, Inc.                             272,500
       67,650   Commercial Federal Corp.                        2,359,294
       28,000   First Citizens BancShares                       2,324,000
       61,400   First Hawaiian, Inc.                            2,175,863
       56,600   Peoples Heritage Financial Group, Inc.          1,874,875
       57,330   Provident Bankshares Corp.                      2,164,208
      197,886   Sovereign Bancorp, Inc.(b)                      2,597,253
       74,700   Trans Financial, Inc.                           1,858,163
      111,400   UST Corp.                                       2,339,400
       59,000   Webster Financial Corp.                         2,374,750
                                                          ---------------
                                                               21,977,238
                                                          ---------------
EATING & DRINKING PLACES (0.6%)
      112,700   Perkins Family Restaurants, L.P.                1,465,100
      209,000   Ryan's Family Steak Houses, Inc.(a)             1,907,125
                                                          ---------------
                                                                3,372,225
                                                          ---------------
ELECTRIC, GAS & SANITARY SERVICES (2.5%)
      124,700   Central Vermont Public Service                  1,371,700
       41,700   CILCORP, Inc.                                   1,615,875
       79,500   Public Service Co. of New Mexico                1,401,188
       77,100   Rochester Gas & Electric Corp.                  1,542,000
       87,700   Safety Kleen Corp.                              1,370,314
       56,000   TNP Enterprises, Inc.                           1,232,000
       91,700   Tuscon Electric Power Co.(a)                    1,352,575

See Notes to Schedules of Investments.                     CORE TRUST (DELAWARE)

 SCHEDULES OF INVESTMENTS (CONTINUED)                               MAY 31, 1997

--------------------------------------------------------------------------------

 FACE/SHARE                     SECURITY
   AMOUNT                     DESCRIPTION                      VALUE

-----------------------------------------------------------------
                   SMALL COMPANY PORTFOLIO (continued)
----------------------------------------------------

COMMON STOCK (continued)
ELECTRIC, GAS & SANITARY SERVICES (continued)

       46,100   United Illuminating Co.                   $     1,319,612
       62,300   WPS Resources Corp.                             1,650,950
                                                          ---------------
                                                               12,856,214
                                                          ---------------
ELECTRONIC & OTHER ELECTRICAL EQUIPMENT & COMPONENTS, EXCEPT COMPUTER
EQUIPMENT (0.4%)
       68,000   Cypress Semiconductor Corp.(a)                    969,000
       62,500   Exar Corp.(a)                                   1,148,437
                                                          ---------------
                                                                2,117,437
                                                          ---------------
FOOD STORES (0.9%)
      152,600   Ingles Markets, Inc.                            2,203,165
      151,000   Ruddick Corp.                                   2,283,875
                                                          ---------------
                                                                4,487,040
                                                          ---------------
GENERAL MERCHANDISE STORES (0.3%)
       42,700   Waban, Inc.(a)                                  1,297,012
                                                          ---------------
HEALTH SERVICES (0.9%)
      159,900   GranCare, Inc.(a)                               1,479,075
       45,100   Integrated Health Services, Inc.(b)             1,623,600
      107,300   Regency Health Services, Inc.(a)                1,314,425
                                                          ---------------
                                                                4,417,100
                                                          ---------------
HOLDING & OTHER INVESTMENT OFFICES (0.3%)
      134,700   Winston Hotels, Inc.                            1,767,937
                                                          ---------------
HOTELS, ROOMING HOUSES, CAMPS & OTHER LODGING PLACES (0.3%)
      145,300   Station Casinos, Inc.(a)(b)                     1,289,537
                                                          ---------------
INDUSTRIAL & COMMERCIAL MACHINERY & COMPUTER EQUIPMENT (1.2%)
       34,000   Applied Magnetics Corp.(a)(b)                     845,750
       66,000   Data General Corp.(a)                           1,410,750
      120,000   Franklin Electric Publishers, Inc.(a)           1,215,000
       40,700   Gleason Corp.                                   1,510,987
       37,500   Lam Research Corp.(a)                           1,364,062
                                                          ---------------
                                                                6,346,549
                                                          ---------------
INSURANCE CARRIERS (2.4%)
       66,400   Allied Group, Inc.                              2,639,400
       74,100   Harleysville Group, Inc.                        2,704,650
       65,200   NAC Re Corp.(b)                                 2,599,850
      121,300   Presidential Life Corp.                         1,743,687
 FACE/SHARE                     SECURITY
   AMOUNT                     DESCRIPTION                      VALUE

-----------------------------------------------------------------
                   SMALL COMPANY PORTFOLIO (continued)
----------------------------------------------------

COMMON STOCK (continued)
INSURANCE CARRIERS (continued)

       88,899   PXRE Corp.                                $     2,400,286
                                                          ---------------
                                                               12,087,873
                                                          ---------------
MEASURING, ANALYZING & CONTROLLING INSTRUMENTS; PHOTOGRAPHIC, MEDICAL &
OPTICAL GOODS (0.6%)
       41,000   Esterline Technologies Corp.(a)                 1,235,125
       64,800   Haemonetics Corp.(a)                            1,109,700
       80,300   Protocol Systems, Inc.(a)                         612,287
                                                          ---------------
                                                                2,957,112
                                                          ---------------
METAL MINING (0.4%)
       44,000   Cleveland-Cliffs, Inc.                          1,859,000
                                                          ---------------
MISCELLANEOUS MANUFACTURING INDUSTRIES (0.3%)
       26,200   NACCO Industries, Inc.                          1,332,925
                                                          ---------------
MISCELLANEOUS RETAIL (0.1%)
      204,000   Service Merchandise(a)                            663,000
                                                          ---------------
MOTION PICTURES (0.4%)
       54,900   Carmike Cinemas, Inc.(a)(b)                     1,907,775
                                                          ---------------
NONDEPOSITORY CREDIT INSTITUTIONS (1.6%)
      191,600   Consumer Portfolio Services, Inc.(a)            2,179,450
       59,000   North American Mortgage Co.                     1,187,375
      112,200   Southern Pacific Funding Corp.(a)               1,570,800
      136,000   Union Acceptance Corp.(a)                       1,198,500
       84,000   United Cos. Financial Corp.(b)                  1,921,500
                                                          ---------------
                                                                8,057,625
                                                          ---------------
PERSONAL SERVICES (0.6%)
       82,800   Angelica Corp.                                  1,490,400
       84,000   CPI Corp.                                       1,575,000
                                                          ---------------
                                                                3,065,400
                                                          ---------------
PETROLEUM REFINING & RELATED INDUSTRIES (0.7%)
       72,000   Holly Corp.                                     1,800,000
      151,000   Tesoro Petroleum Corp.(a)                       1,981,875
                                                          ---------------
                                                                3,781,875
                                                          ---------------
PRIMARY METAL INDUSTRIES (2.2%)
       57,700   AK Steel Holding Corp.                          2,243,087
       59,800   Carpenter Technology Corp.                      2,586,350
       75,400   Quanex Corp.                                    2,054,650
      100,000   RMI Titanium Co.(a)(b)                          2,325,000

See Notes to Schedules of Investments.                     CORE TRUST (DELAWARE)

 SCHEDULES OF INVESTMENTS (CONTINUED)                               MAY 31, 1997

--------------------------------------------------------------------------------

 FACE/SHARE                     SECURITY
   AMOUNT                     DESCRIPTION                      VALUE

-----------------------------------------------------------------
                   SMALL COMPANY PORTFOLIO (continued)
----------------------------------------------------

COMMON STOCK (continued)
PRIMARY METAL INDUSTRIES (continued)

       78,800   Texas Industries, Inc.                    $     1,891,200
                                                          ---------------
                                                               11,100,287
                                                          ---------------
PRINTING, PUBLISHING & ALLIED INDUSTRIES (0.6%)
       51,000   Bowne & Co., Inc.                               1,523,625
       51,400   Media General, Inc.                             1,570,912
                                                          ---------------
                                                                3,094,537
                                                          ---------------
SECURITY & COMMODITY BROKERS, DEALERS, EXCHANGES & SERVICES (0.9%)
       30,000   Jefferies Group, Inc.                           1,616,250
      108,000   Raymond James Financial, Inc.                   2,970,000
                                                          ---------------
                                                                4,586,250
                                                          ---------------
STONE, CLAY, GLASS & CONCRETE PRODUCTS (0.3%)
       90,000   Excel Industries, Inc.                          1,631,250
                                                          ---------------
TRANSPORTATION BY AIR (0.6%)
       78,800   Alaska Air Group, Inc.(a) (b)                   1,960,150
       35,250   Midwest Express Holdings, Inc.(a)               1,119,187
                                                          ---------------
                                                                3,079,337
                                                          ---------------
TRANSPORTATION EQUIPMENT (0.9%)
      105,000   Artic Cat, Inc.                                 1,102,500
      160,000   Simpson Industries, Inc.                        1,630,000
       65,200   Varlen Corp.                                    1,646,300
                                                          ---------------
                                                                4,378,800
                                                          ---------------
WHOLESALE TRADE--DURABLE GOODS (1.5%)
      102,000   APS Holding Corp.(a)                            1,020,000
       42,500   Bell Industries(a)                                791,563
       40,000   Borg-Warner Automotive, Inc.                    1,950,000
       68,800   Commercial Metals Co.                           2,038,200
       42,000   Hughes Supply, Inc.                             1,606,500
                                                          ---------------
                                                                7,406,263
                                                          ---------------
WHOLESALE TRADE--NONDURABLE GOODS (0.9%)
      101,200   Nash-Finch Co.                                  2,024,000
      124,100   Performance Food Group Co.(a)                   2,575,075
                                                          ---------------
                                                                4,599,075
                                                          ---------------
TOTAL COMMON STOCK (COST $146,157,498)                        159,215,805
                                                          ---------------
 FACE/SHARE                     SECURITY
   AMOUNT                     DESCRIPTION                      VALUE

-----------------------------------------------------------------
                   SMALL COMPANY PORTFOLIO (continued)
----------------------------------------------------
REPURCHASE AGREEMENTS (1.2%)
    5,917,209   BancAmerica, 5.57%, 6/2/97, to be
                  repurchased at $5,918,125 (cost
                  $5,917,209)(c)                          $     5,917,209
                                                          ---------------

TOTAL SMALL COMPANY VALUE INVESTMENT STYLE (COST
  $152,074,707)                                           $   165,133,014
                                                          ---------------
                                                          ---------------
 SMALL COMPANY GROWTH INVESTMENT STYLE (32.7%)
COMMON STOCK (30.7%)
APPAREL & ACCESSORY STORES (0.8%)
       93,400   Claire's Stores, Inc.                           1,797,950
      108,200   Stage Stores, Inc.(a)                           2,184,287
                                                          ---------------
                                                                3,982,237
                                                          ---------------
APPAREL & OTHER FINISHED PRODUCTS MADE FROM FABRICS & SIMILAR MATERIALS
(0.5%)
       84,400   Warnaco Group, Inc. Class A                     2,764,100
                                                          ---------------
AEROSPACE / DEFENSE (0.7%)
      131,600   Gulfstream Aerospace Corp.(a)                   3,865,750
                                                          ---------------
BUSINESS SERVICES (1.7%)
       71,600   Autodesk, Inc.                                  2,783,450
       87,900   GTECH Holdings Corp.(a)                         2,889,713
      102,600   SmallWorldWide plc ADR(a)                       1,641,600
       28,800   Visio Corp.(a)                                  1,656,000
                                                          ---------------
                                                                8,970,763
                                                          ---------------
CHEMICALS & ALLIED PRODUCTS (2.7%)
       65,400   Biovail Corp. International(a)                  1,937,475
       80,700   Elan Corp., plc ADR(a)                          3,288,525
       61,100   Forest Laboratories, Inc.(a)                    2,581,475
      111,100   Genzyme Corp.(a)                                2,652,513
       56,300   North American Vaccine, Inc.(a)                 1,097,850
       95,000   Sepracor, Inc.(a)                               2,327,500
                                                          ---------------
                                                               13,885,338
                                                          ---------------
COMMUNICATIONS (0.2%)
       19,800   Commnet Cellular, Inc(a)                          678,150
       24,700   Vanguard Cellular Systems, Inc.(a)                324,187
                                                          ---------------
                                                                1,002,337
                                                          ---------------
CONSTRUCTION--SPECIAL TRADE CONTRACTORS (0.5%)
      128,200   Apogee Enterprises, Inc.                        2,371,700
                                                          ---------------

See Notes to Schedules of Investments.                     CORE TRUST (DELAWARE)

 SCHEDULES OF INVESTMENTS (CONTINUED)                               MAY 31, 1997

--------------------------------------------------------------------------------

 FACE/SHARE                     SECURITY
   AMOUNT                     DESCRIPTION                      VALUE

-----------------------------------------------------------------
                   SMALL COMPANY PORTFOLIO (continued)
----------------------------------------------------

COMMON STOCK (continued)

DEPOSITORY INSTITUTIONS (0.6%)
      193,700   Dime Bancorp, Inc.                        $     3,292,900
                                                          ---------------
EATING & DRINKING PLACES (0.5%)
      178,300   Foodmaker, Inc.(a)                              2,496,200
                                                          ---------------
ELECTRIC, GAS & SANITARY SERVICES (0.8%)
       79,900   Philip Environmental, Inc.(a)                   1,168,538
       74,400   U.S.A. Waste Services, Inc.(a)                  2,697,000
                                                          ---------------
                                                                3,865,538
                                                          ---------------
ELECTRONIC & OTHER ELECTRICAL EQUIPMENT & COMPONENTS, EXCEPT COMPUTER
EQUIPMENT (2.6%)
       94,200   American Power Conversion (a)                   2,190,150
       98,600   BMC Industries, Inc.                            3,241,475
      179,900   Cypress Semiconductor Corp.(a)                  2,563,575
      120,000   General Cable Corp.(a)                          2,565,000
       37,000   Hutchinson Technology, Inc.(a)                  1,017,500
       75,100   Read-Rite Corp.(a)                              1,567,712
                                                          ---------------
                                                               13,145,412
                                                          ---------------
FABRICATED METAL PRODUCTS, EXCEPT MACHINERY & TRANSPORTATION EQUIPMENT
(0.8%)
       64,200   Titanium Metals Corp.(a) (b)                    1,950,075
       55,600   Tower Automotive, Inc.(a)                       2,203,150
                                                          ---------------
                                                                4,153,225
                                                          ---------------
FOOD STORES (1.0%)
      109,200   Dominick's Supermarkets, Inc.(a)                2,648,100
       77,500   Whole Foods Market, Inc.(a)                     2,431,563
                                                          ---------------
                                                                5,079,663
                                                          ---------------
GENERAL MERCHANDISE STORES (0.1%)
        8,950   Consolidated Stores Corp.(a)                      342,337
                                                          ---------------
HEALTH SERVICES (1.1%)
       19,400   Genesis Health Ventures, Inc.(a)                  637,775
       95,600   Quorum Health Group, Inc.(a)                    3,381,850
       42,100   Vencor, Inc.(a)                                 1,715,575
                                                          ---------------
                                                                5,735,200
                                                          ---------------
HOLDING & OTHER INVESTMENT OFFICES (0.2%)
       54,400   RFS Hotel Investors, Inc.                       1,013,200
                                                          ---------------
HOME FURNITURE, FURNISHINGS & EQUIPMENT STORES (0.4%)
       64,000   Inacom Corp.(a) (b)                             2,072,000
                                                          ---------------
 FACE/SHARE                     SECURITY
   AMOUNT                     DESCRIPTION                      VALUE

-----------------------------------------------------------------
                   SMALL COMPANY PORTFOLIO (continued)
----------------------------------------------------

COMMON STOCK (continued)

HOTELS, ROOMING HOUSES, CAMPS & OTHER LODGING PLACES (0.4%)
       71,200   Interstate Hotels Co.(a)                  $     1,869,000
                                                          ---------------
INDUSTRIAL & COMMERCIAL MACHINERY & COMPUTER EQUIPMENT (2.1%)
       73,800   American Standard Cos., Inc.(a)                 3,699,226
       46,300   Applied Power, Inc.                             2,037,200
       27,100   Case Corp.                                      1,598,900
       79,500   Data General Corp.(a)                           1,699,312
       63,200   Varco International, Inc.(a)                    1,738,000
                                                          ---------------
                                                               10,772,638
                                                          ---------------
INSURANCE CARRIERS (1.4%)
       84,500   Amerin Corp.(a)                                 1,985,750
       74,000   Everest Reinsurance Holdings, Inc.              2,516,000
       50,200   PMI Group, Inc.                                 2,754,725
                                                          ---------------
                                                                7,256,475
                                                          ---------------
MEASURING, ANALYZING & CONTROLLING INSTRUMENTS; PHOTOGRAPHIC, MEDICAL &
OPTICAL GOODS (0.9%)
       72,200   Mentor Corp.                                    1,904,275
       56,900   Perceptron, Inc.(a)                             1,607,425
       80,000   Possis Medical, Inc.(a)                         1,230,000
                                                          ---------------
                                                                4,741,700
                                                          ---------------
MISCELLANEOUS MANUFACTURING INDUSTRIES (0.6%)
       55,700   Lear Corp.(a)                                   2,130,525
       65,400   RockShox, Inc.(a)                                 948,300
                                                          ---------------
                                                                3,078,825
                                                          ---------------
MISCELLANEOUS RETAIL (0.9%)
      127,200   Borders Group, Inc.(a)                          2,766,600
       67,900   Tech Data Corp.(a)                              2,011,537
                                                          ---------------
                                                                4,778,137
                                                          ---------------
MOTOR FREIGHT TRANSPORTATION & WAREHOUSING (0.6%)
       54,200   Swift Transportation, Inc.(a)                   1,747,950
       54,000   USFreightways Corp.                             1,309,500
                                                          ---------------
                                                                3,057,450
                                                          ---------------
OIL & GAS EXTRACTION (3.1%)
       57,100   Apache Corp.                                    1,955,675
      119,000   Nabors Industries, Inc.(a)                      2,670,063
      158,900   Noble Drilling Corp.(a)                         3,456,075
      213,400   Parker Drilling Co.(a)                          2,053,975

See Notes to Schedules of Investments.                     CORE TRUST (DELAWARE)

 SCHEDULES OF INVESTMENTS (CONTINUED)                               MAY 31, 1997

--------------------------------------------------------------------------------

 FACE/SHARE                     SECURITY
   AMOUNT                     DESCRIPTION                      VALUE

-----------------------------------------------------------------
                   SMALL COMPANY PORTFOLIO (continued)
----------------------------------------------------

COMMON STOCK (continued)
OIL & GAS EXTRACTION (continued)

      115,500   Pool Energy Services Co.(a)               $     1,920,189
      101,700   Rowan Cos., Inc.(a)                             2,351,812
       27,400   Transocean Offshore, Inc.                       1,890,600
                                                          ---------------
                                                               16,298,389
                                                          ---------------
PHARMACEUTICAL PREPARATIONS (0.3%)
       94,200   Twinlab Corp.(a)                                1,354,125
                                                          ---------------
PETROLEUM REFINING & RELATED INDUSTRIES (0.3%)
       54,600   Sun Co., Inc.                                   1,631,175
                                                          ---------------
PRIMARY METAL INDUSTRIES (0.5%)
      110,600   Steel Dynamics, Inc.(a)                         2,488,500
                                                          ---------------
REAL ESTATE (0.4%)
       93,100   Newhall Land & Farming Co.                      1,862,000
                                                          ---------------
RUBBER & MISCELLANEOUS PLASTIC PRODUCTS (1.0%)
       69,400   EVI, Inc.(a)                                    2,611,175
       91,300   Standard Products Co.                           2,271,087
                                                          ---------------
                                                                4,882,262
                                                          ---------------
SECURITY & COMMODITY BROKERS, DEALERS, EXCHANGES & SERVICES (0.3%)
       82,600   Amresco, Inc.(a)                                1,455,825
                                                          ---------------
TRANSPORTATION EQUIPMENT (0.4%)
       68,876   LucasVarity plc ADR(a)                          2,212,641
                                                          ---------------
WATER TRANSPORTATION (0.4%)
      194,200   OMI Corp.(a)                                    1,869,175
                                                          ---------------
WHOLESALE TRADE--DURABLE GOODS (1.9%)
        8,800   AmeriSource Health Corp.(a)                       375,100
       43,600   Cooper Cameron Corp.(a)                         3,569,750
       89,100   Harmonic Lightwaves, Inc.(a)                    1,470,150
       62,100   Hughes Supply, Inc.                             2,375,325
      115,400   Physician Sales & Service, Inc.(a)              1,673,300
                                                          ---------------
                                                                9,463,625
                                                          ---------------

TOTAL COMMON STOCK (COST $126,805,480)                        157,109,842
                                                          ---------------
 FACE/SHARE                     SECURITY
   AMOUNT                     DESCRIPTION                      VALUE

-----------------------------------------------------------------
                   SMALL COMPANY PORTFOLIO (continued)
----------------------------------------------------
PARTICIPATION INTEREST (0.0%)
DOMESTIC DEPOSITORY INSTITUTIONS (0.0%)
        9,600   California Federal Bank, Inc.--
                  Secondary Contingent Litigation
                  Recovery Participation Interests (cost
                  $0)(a)                                  $       140,400
                                                          ---------------
REPURCHASE AGREEMENTS (2.0%)
   10,043,295   BancAmerica, 5.57%, 6/2/97, to be
                  repurchased at $10,044,849 (cost
                  $10,043,295)(c)                              10,043,295
                                                          ---------------

TOTAL SMALL COMPANY GROWTH INVESTMENT STYLE (COST
  $136,848,775)                                               167,293,537
                                                          ---------------

TOTAL INVESTMENTS (100.0%) (COST $442,093,546)
                                                          $   511,042,506
                                                          ---------------
                                                          ---------------
----------------------------------------------------
                       INTERNATIONAL PORTFOLIO II
----------------------------------------------------
STOCKS AND WARRANTS (98.6%)
ARGENTINA (0.3%)
COMMON STOCK
      238,638   Compania Naviera Perez Companc SA         $     1,824,109
                                                          ---------------
AUSTRALIA (2.3%)
COMMON STOCK
      486,000   Australia & New Zealand Banking Group
                  Ltd.(b)                                       3,326,080
      156,000   Brambles Industries Ltd.                        2,808,617
      313,000   Broken Hill Proprietary Co. Ltd.                4,493,418
      210,000   Woodside Petroleum Ltd.                         1,772,114
                                                          ---------------
                                                               12,400,229
                                                          ---------------
BRAZIL (1.2%)
COMMON STOCK
       45,260   Telecomunicacoes Brasileiras
                  SA--Telebras ADR                              6,217,592
                                                          ---------------
CANADA (1.4%)
COMMON STOCK
      160,000   Abitibi-Price                                   2,875,661
       40,300   Alcan Aluminum Ltd.(b)                          1,446,277

See Notes to Schedules of Investments.                     CORE TRUST (DELAWARE)

 SCHEDULES OF INVESTMENTS (continued)                               MAY 31, 1997

--------------------------------------------------------------------------------

 FACE/SHARE                     SECURITY
   AMOUNT                     DESCRIPTION                      VALUE

-----------------------------------------------------------------
                 INTERNATIONAL PORTFOLIO II (continued)
----------------------------------------------------
CANADA (continued)
COMMON STOCK (continued)
       59,000   Canadian Pacific Ltd.                     $     1,569,854
       66,000   Noranda, Inc.(b)                                1,473,791
                                                          ---------------
                                                                7,365,583
                                                          ---------------
CHILE (0.4%)
COMMON STOCK
       60,350   Compania Telecomunicacion Chile                 2,066,987
                                                          ---------------
DENMARK (0.5%)
COMMON STOCK
       83,000   ISS International Service System A/S(b)         2,761,893
                                                          ---------------
FINLAND (0.6%)
COMMON STOCK
      129,800   The Rauma Group                                 3,030,527
                                                          ---------------
FRANCE (7.9%)
COMMON STOCK
       39,870   Accor SA(b)                                     5,536,058
       23,800   Canal Plus                                      4,039,989
       40,925   Compagnie Generale des Eaux                     5,043,261
       84,000   Elf Aquitaine                                   8,412,392
      113,000   METALEUROP, SA(a)                               1,278,764
       90,541   Michelin                                        4,954,886
       16,830   Primagaz Cie                                    1,565,717
       76,000   SGS-Thomson Microelectronics NV(a)              6,189,221
       46,429   Societe Generale                                5,165,552
WARRANTS
       40,925   Cie Generale Des Eaux(a)                           28,057
        1,530   Primagaz Cie                                       26,821
                                                          ---------------
                                                               42,240,718
                                                          ---------------
GERMANY (5.3%)
COMMON STOCK
       35,880   Adidas AG                                       3,786,585
      150,000   Bayer AG                                        5,864,212
        7,900   Mannesmann AG                                   3,235,313
      126,000   Veba AG(b)                                      7,176,887
          200   Wella AG                                          120,544
PREFERRED STOCK
       34,000   SAP AG                                          6,199,577

 FACE/SHARE                     SECURITY
   AMOUNT                     DESCRIPTION                      VALUE

-----------------------------------------------------------------
                 INTERNATIONAL PORTFOLIO II (continued)
----------------------------------------------------

GERMANY (continued)
PREFERRED STOCK (continued)

        3,400   Wella AG(b)                               $     2,073,170
                                                          ---------------
                                                               28,456,288
                                                          ---------------
HONG KONG (4.7%)
COMMON STOCK
      327,200   Cheung Kong Holdings Ltd.                       3,346,531
    1,036,000   Citic Pacific Ltd.                              5,923,055
      707,200   Hutchison Whampoa Ltd.                          5,886,868
      374,000   New World Development Co. Ltd.                  2,374,756
      375,900   Sun Hung Kai Properties Ltd.                    4,620,826
      656,000   Wharf (Holdings) Ltd.                           2,937,755
                                                          ---------------
                                                               25,089,791
                                                          ---------------
INDONESIA (0.9%)
COMMON STOCK
      901,680   PT Indofoods Sukses Makmur                      2,029,474
    1,207,000   PT Telekomunikasi Indonesia                     2,034,409
       54,700   PT Unilever Indonesia                           1,011,922
                                                          ---------------
                                                                5,075,805
                                                          ---------------
ITALY (0.5%)
COMMON STOCK
    1,027,100   Telecom Italia SpA(b)                           2,832,144
                                                          ---------------
JAPAN (25.8%)
COMMON STOCK
      227,000   Amada Metrecs Co. Ltd.                          2,279,155
      187,000   Arcland Sakamoto                                1,925,684
      323,000   Bridgestone Corp.(b)                            7,289,882
      189,750   Credit Saison Co. Ltd.(b)                       4,152,257
      172,000   Dai-Dan Co. Ltd.                                1,697,417
      820,000   Dai-Tokyo Fire & Marine Insurance Co.           4,573,929
      229,000   Daiwa House Industry Co. Ltd.                   2,692,268
          960   East Japan Railway Co.                          4,736,979
      262,000   Fuji Photo Film Co.                            10,140,048
       58,000   Glory Ltd.                                      1,408,564
      448,000   Hanshin Electric Railway(b)                     1,668,515
      647,000   Hitachi Ltd.                                    6,884,751
      117,000   Ito-Yokado Co. Ltd.                             6,666,780
      130,000   Japan Airport Terminal Co.                      1,673,389
    1,932,000   Kobe Steel Ltd.(a)                              3,713,790
       48,000   Kyocera Corp.                                   3,455,936
       84,000   Mabuchi Motor Co.                               4,771,991

See Notes to Schedules of Investments.                     CORE TRUST (DELAWARE)

 SCHEDULES OF INVESTMENTS (CONTINUED)                               MAY 31, 1997

--------------------------------------------------------------------------------

 FACE/SHARE                     SECURITY
   AMOUNT                     DESCRIPTION                      VALUE

-----------------------------------------------------------------
                 INTERNATIONAL PORTFOLIO II (continued)
----------------------------------------------------

JAPAN (continued)
COMMON STOCK (continued)

       46,200   Meiko Shokai                              $     1,704,797
      366,000   Mitsubishi Corp.                                4,302,926
    1,088,000   Mitsubishi Electric Corp.                       6,162,190
      234,000   Murata Manufacturing Co. Ltd.                   9,257,186
       48,000   Nagaileben Co. Ltd.                             1,845,360
       15,000   Oji Paper Co. Ltd.                                 86,630
      178,000   Omron Corp.                                     3,574,357
       85,800   SMC Corp.(b)                                    6,994,765
       46,000   Secom                                           3,307,989
      620,000   Takeda Chemical Ind.                           15,695,529
       26,000   Toho Co.                                        4,060,756
      562,000   Tokio Marine & Fire Insurance Co.               6,607,225
      184,000   Toyota Motor Corp.                              5,273,834
                                                          ---------------
                                                              138,604,879
                                                          ---------------
KOREA, REPUBLIC OF (0.8%)
COMMON STOCK
       42,000   Korea Electric Power Corp.                      1,295,569
       12,000   Pohang Iron & Steel Co. Ltd.                      997,810
       11,602   Samsung Electronics Co.                         1,063,765
       54,054   Shinhan Bank                                      699,942
RIGHTS
          192   Samsung Electronics(a)                              7,596
                                                          ---------------
                                                                4,064,682
                                                          ---------------
MALAYSIA (2.4%)
COMMON STOCK
    1,670,000   DCB Holdings Berhad(b)                          5,383,452
      651,000   Sime Darby Berhad                               2,124,488
      659,000   Tenaga Nasional Berhad(b)                       3,016,078
      278,000   United Engineers (Malaysia) Ltd.                2,245,951
                                                          ---------------
                                                               12,769,969
                                                          ---------------
MEXICO (0.2%)
COMMON STOCK
      350,936   Cemex SA de CV(b)                               1,290,076
                                                          ---------------
NETHERLANDS (11.1%)
COMMON STOCK
      290,000   Elsevier NV                                     4,911,924
      204,216   Getronics NV                                    6,971,101
       78,000   Gucci Group NV                                  5,440,500
       41,000   Heineken NV                                     6,946,580
 FACE/SHARE                     SECURITY
   AMOUNT                     DESCRIPTION                      VALUE

-----------------------------------------------------------------
                 INTERNATIONAL PORTFOLIO II (continued)
----------------------------------------------------

NETHERLANDS (continued)
COMMON STOCK (continued)

      485,102   ING Group NV                              $    21,464,038
       37,980   Oce-Van Der Grinten NV(b)                       4,958,301
      174,530   Philips Electronics NV                          9,559,674
PREFERRED STOCK
        6,100   ING Group NV                                       30,678
                                                          ---------------
                                                               60,282,796
                                                          ---------------
PHILIPPINES (0.8%)
COMMON STOCK
    1,851,875   Ayala Land, Inc.                                1,474,479
      238,290   Manila Electric Co., Class B                    1,337,134
       18,707   Manila Electric Co. GDR                           472,352
       30,000   Philippine Long Distance Telephone Co.            887,204
        6,800   Philippine Long Distance Telephone Co.
                  ADR                                             393,551
                                                          ---------------
                                                                4,564,720
                                                          ---------------
PORTUGAL (1.9%)
COMMON STOCK
      190,200   Portugal Telecom                                7,308,431
      129,450   Semapa--Sociedade de Investimento e
                  Gestao SGPS SA                                3,024,527
                                                          ---------------
                                                               10,332,958
                                                          ---------------
SINGAPORE (3.3%)
COMMON STOCK
      555,000   City Developments Ltd.                          5,163,694
      360,000   Development Bank of Singapore Ltd.              4,507,871
      240,400   Singapore Press Holdings Ltd.                   4,792,865
      305,000   United Overseas Bank Ltd.                       3,136,412
                                                          ---------------
                                                               17,600,842
                                                          ---------------
SPAIN (0.8%)
COMMON STOCK
       12,000   Banco Popular Espanol SA                        2,552,272
       90,000   Centros Comerciales Pryca SA                    1,808,794
                                                          ---------------
                                                                4,361,066
                                                          ---------------
SWEDEN (2.0%)
COMMON STOCK
      215,000   Atlas Copco AB(b)                               5,689,229

See Notes to Schedules of Investments.                     CORE TRUST (DELAWARE)

 SCHEDULES OF INVESTMENTS (CONTINUED)                               MAY 31, 1997

--------------------------------------------------------------------------------

 FACE/SHARE                     SECURITY
   AMOUNT                     DESCRIPTION                      VALUE

-----------------------------------------------------------------
                 INTERNATIONAL PORTFOLIO II (continued)
----------------------------------------------------

SWEDEN (continued)
COMMON STOCK (continued)

      138,000   Telefonaktiebolaget LM Ericsson "B"
                  Shares                                  $     4,857,018
                                                          ---------------
                                                               10,546,247
                                                          ---------------
SWITZERLAND (8.4%)
COMMON STOCK
        5,500   ABB Asea Brown Boveri Ltd.                      7,550,012
       13,200   Adecco SA                                       4,963,880
       17,466   Ciba Specialty Chemicals(a)                     1,654,375
       17,466   Novartis                                       23,704,475
          630   Roche Holding AG                                5,602,177
       14,410   The Selectra Group(a)                           2,286,736
                                                          ---------------
                                                               45,761,655
                                                          ---------------
THAILAND (0.3%)
COMMON STOCK
      210,000   Land & House Public Co. Ltd.(b)                   265,450
      237,700   Thai Farmers Bank Public Co. Ltd.(b)            1,163,700
WARRANTS
       33,837   Thai Farmers Bank Public Co. Ltd.                  23,083
                                                          ---------------
                                                                1,452,233
                                                          ---------------
UNITED KINGDOM (14.8%)
COMMON STOCK
      272,900   Airtours plc                                    4,882,462
      438,000   Allied Domecq plc                               3,188,973
      827,000   Asda Group plc                                  1,623,691
      115,900   Barclays plc                                    2,254,665
      200,000   Blue Circle Industries plc                      1,379,254
      273,300   British Airways plc                             3,179,259
      350,420   British Land Co. plc                            3,431,386
      900,800   British Steel plc                               2,247,579
      249,700   Cable & Wireless plc                            2,038,618
      218,609   Cadbury Schweppes plc                           1,960,042
    1,191,200   David S. Smith (Holdings) plc                   4,326,676
      199,000   De La Rue plc                                   1,595,385
      295,600   Enterprise Oil plc                              3,257,306
      110,000   HSBC Holdings plc                               3,412,304
      135,000   Johnson Matthey plc                             1,033,704
      228,600   Kingfisher plc                                  2,668,621
      696,300   LASMO plc                                       2,791,123
      389,000   Lloyds TSB Group plc                            3,912,594
 FACE/SHARE                     SECURITY
   AMOUNT                     DESCRIPTION                      VALUE

-----------------------------------------------------------------
                 INTERNATIONAL PORTFOLIO II (continued)
----------------------------------------------------

UNITED KINGDOM (continued)
COMMON STOCK (continued)

      800,000   LucasVarity plc                           $     2,526,178
      831,900   MFI Furniture plc                               1,817,060
    1,165,000   Pilkington Brothers plc                         2,382,608
      235,370   Prudential Corp. plc                            2,364,483
      140,000   RTZ Corp. plc                                   2,405,105
      407,000   Rank Group plc                                  2,856,724
      372,850   Tesco plc                                       2,287,610
      270,405   Tibbett & Britten Group plc                     2,566,015
      330,584   United News & Media plc                         4,186,388
      705,800   Vodafone Group plc                              3,140,994
      299,500   Williams Holdings plc                           1,526,412
       72,000   Zeneca Group plc                                2,183,446
                                                          ---------------
                                                               79,426,665
                                                          ---------------

TOTAL STOCKS AND WARRANTS (COST $438,276,503)
                                                              530,420,454
                                                          ---------------
SHORT-TERM HOLDINGS (1.4%)
    7,464,090   Norwest Cash Investment Fund (cost
                  $7,464,090)                                   7,464,090
                                                          ---------------

TOTAL INVESTMENTS (100.0%) (COST $445,740,593)
                                                          $   537,884,544
                                                          ---------------
                                                          ---------------
FORWARD FOREIGN CURRENCY EXCHANGE CONTRACTS
CONTRACT TO SELL

                                                            UNREALIZED
CONTRACT DATE     CURRENCY        UNITS       US DOLLARS   DEPRECIATION
-------------  --------------  ------------  ------------  ------------
   6/17/97      Swiss Francs    11,400,000   $  8,081,346    $(221,988)

----------------------------------------------------
                        INTERNATIONAL PORTFOLIO
----------------------------------------------------
STOCKS, WARRANTS AND RIGHTS (94.6%)
ARGENTINA (0.3%)
COMMON STOCK
       89,209   Compania Naviera Perez Companc SA         $      681,899
                                                          --------------
AUSTRALIA (2.5%)
COMMON STOCK
      214,000   Australia & New Zealand Banking Group
                  Ltd.(b)                                      1,464,571
       69,000   Brambles Industries Ltd.                       1,242,273
      131,000   Broken Hill Proprietary Co. Ltd.               1,880,632

See Notes to Schedules of Investments.                     CORE TRUST (DELAWARE)

 SCHEDULES OF INVESTMENTS (continued)                               MAY 31, 1997

--------------------------------------------------------------------------------

 FACE/SHARE                     SECURITY
   AMOUNT                     DESCRIPTION                      VALUE

-----------------------------------------------------------------
                   INTERNATIONAL PORTFOLIO (continued)
----------------------------------------------------
AUSTRALIA (continued)
COMMON STOCK (continued)
      117,000   Woodside Petroleum Ltd.                   $       987,321
                                                          ---------------
                                                                5,574,797
                                                          ---------------
BRAZIL (1.5%)
COMMON STOCK
       16,790   Telecomunicacoes Brasileiras SA-Telebras
                  ADR                                           2,306,527
    7,606,203   Telecomunicacoes do Rio de Janeiro
                  SA-Telerj                                     1,171,277
                                                          ---------------
                                                                3,477,804
                                                          ---------------
CANADA (1.2%)
COMMON STOCK
       14,800   Alcan Aluminum Ltd.(b)                            531,140
       22,000   Canadian Pacific Ltd.                             585,369
       25,000   Noranda, Inc.(b)                                  558,254
       24,000   Royal Bank of Canada                            1,040,528
                                                          ---------------
                                                                2,715,291
                                                          ---------------
CHILE (0.3%)
COMMON STOCK
       22,100   Compania Telecomunicacion Chile                   756,925
                                                          ---------------
DENMARK (0.4%)
COMMON STOCK
       28,300   ISS International Service System A/S(b)           941,706
                                                          ---------------
FRANCE (7.7%)
COMMON STOCK
       14,710   Accor SA(b)                                     2,042,524
       10,700   Canal Plus                                      1,816,298
       14,466   Compagnie Generale des Eaux                     1,782,671
       36,825   Elf Aquitaine                                   3,687,933
       42,000   METALEUROP SA                                     475,293
       34,181   Michelin                                        1,870,567
        6,765   Primagaz Cie                                      629,357
       26,000   SGS-Thomson Microelectronics NV(a)              2,117,365
       21,618   Societe Generale                                2,405,186
WARRANTS
       14,466   Cie Generale Des Eaux(a)                            9,918

 FACE/SHARE                     SECURITY
   AMOUNT                     DESCRIPTION                      VALUE

-----------------------------------------------------------------
                   INTERNATIONAL PORTFOLIO (continued)
----------------------------------------------------

FRANCE (continued)
WARRANTS (continued)

          615   Primagaz Cie                              $        10,781
                                                          ---------------
                                                               16,847,893
                                                          ---------------
GERMANY (4.8%)
COMMON STOCK
       13,360   Adidas AG                                       1,409,944
       50,000   Bayer AG                                        1,954,738
        3,100   Mannesmann AG(b)                                1,269,553
       47,000   Veba AG                                         2,677,093
          100   Wella AG                                           60,272
PREFERRED STOCK
       13,300   SAP AG                                          2,425,130
        1,300   Wella AG(b)                                       792,683
                                                          ---------------
                                                               10,589,413
                                                          ---------------
HONG KONG (4.7%)
COMMON STOCK
      146,700   Cheung Kong Holdings Ltd.                       1,500,416
      377,000   Citic Pacific Ltd.(b)                           2,155,398
      255,400   Hutchison Whampoa Ltd.                          2,125,998
      160,000   New World Development Co. Ltd.                  1,015,939
      137,700   Sun Hung Kai Properties Ltd.                    1,692,705
      400,000   Wharf (Holdings) Ltd.                           1,791,315
                                                          ---------------
                                                               10,281,771
                                                          ---------------
INDONESIA (0.8%)
COMMON STOCK
      273,240   PT Indofoods Sukses Makmur                        615,001
      500,000   PT Telekomunikasi Indonesia                       842,754
       20,700   PT Unilever Indonesia                             382,939
                                                          ---------------
                                                                1,840,694
                                                          ---------------
ITALY (0.4%)
COMMON STOCK
      346,700   Telecom Italia SpA(b)                             955,997
                                                          ---------------
JAPAN (25.2%)
COMMON STOCK
      109,000   Amada Metrecs Co. Ltd.                          1,094,396
       71,000   Arcland Sakamoto                                  731,142
      118,000   Bridgestone Corp.(b)                            2,663,177
       75,900   Credit Saison Co. Ltd.(b)                       1,660,903
       67,000   Dai-Dan Co. Ltd.                                  661,203

See Notes to Schedules of Investments.                     CORE TRUST (DELAWARE)

 SCHEDULES OF INVESTMENTS (CONTINUED)                               MAY 31, 1997

--------------------------------------------------------------------------------

 FACE/SHARE                     SECURITY
   AMOUNT                     DESCRIPTION                      VALUE

-----------------------------------------------------------------
                   INTERNATIONAL PORTFOLIO (continued)
----------------------------------------------------

JAPAN (continued)
COMMON STOCK (continued)

      302,000   Dai-Tokyo Fire & Marine Insurance Co.     $     1,684,544
       90,000   Daiwa House Industry Co. Ltd.                   1,058,097
          310   East Japan Railway Co.                          1,529,650
      108,000   Fuji Photo Film Co.                             4,179,869
       32,000   Glory Ltd.                                        777,140
      219,000   Hanshin Electric Railway(b)                       815,636
      263,000   Hitachi Ltd.                                    2,798,593
       50,000   Ito-Yokado Co. Ltd.                             2,849,052
       61,000   Japan Airport Terminal Co.                        785,206
      724,000   Kobe Steel Ltd.(a)                              1,391,710
       18,000   Kyocera Corp.                                   1,295,976
       29,000   Mabuchi Motor Co.                               1,647,472
       22,900   Meiko Shokai                                      845,018
      140,000   Mitsubishi Corp.                                1,645,928
      398,000   Mitsubishi Electric Corp.                       2,254,183
       96,000   Murata Manufacturing Co. Ltd.                   3,797,820
       21,600   Nagaileben Co. Ltd.                               830,412
        7,000   Oji Paper Co. Ltd.                                 40,427
       85,000   Omron Corp.                                     1,706,857
       36,800   SMC Corp.(b)                                    3,000,086
       18,000   Secom                                           1,294,431
      251,000   Takeda Chemical Ind.                            6,354,158
        9,000   Toho Co.                                        1,405,646
      226,000   Tokio Marine & Fire Insurance Co.               2,656,998
       67,000   Toyota Motor Corp.                              1,920,364
                                                          ---------------
                                                               55,376,094
                                                          ---------------
KOREA, REPUBLIC OF (0.7%)
COMMON STOCK
       14,000   Korea Electric Power Corp.                        431,856
        3,000   Pohang Iron & Steel Co. Ltd.                      249,453
          515   SK Telecom Co. Ltd.                               315,951
        3,822   Samsung Electronics Co.                           350,431
       12,000   Shinhan Bank                                      155,388
RIGHTS
           63   Samsung Electronics Co.(a)                          2,502
                                                          ---------------
                                                                1,505,581
                                                          ---------------
MALAYSIA (2.3%)
COMMON STOCK
      538,000   DCB Holdings Berhad(b)                          1,734,309
      280,000   Sime Darby Berhad                                 913,758
      360,000   Tenaga Nasional Berhad(b)                       1,647,631
 FACE/SHARE                     SECURITY
   AMOUNT                     DESCRIPTION                      VALUE

-----------------------------------------------------------------
                   INTERNATIONAL PORTFOLIO (continued)
----------------------------------------------------

MALAYSIA (continued)
COMMON STOCK (continued)

      105,000   United Engineers (Malaysia) Ltd.          $       848,291
                                                          ---------------
                                                                5,143,989
                                                          ---------------
MEXICO (0.2%)
COMMON STOCK
      130,000   Cemex SA de CV(b)                                 477,893
                                                          ---------------
NETHERLANDS (10.3%)
COMMON STOCK
      111,000   Elsevier NV                                     1,880,081
       61,817   Getronics NV                                    2,110,180
       28,800   Gucci Group                                     2,008,800
       15,500   Heineken NV                                     2,626,147
      182,849   ING Group NV                                    8,090,414
       15,000   KLM Royal Dutch Air Lines NV                      433,865
       15,071   Oce-Van Der Grinten NV(b)                       1,967,524
       67,460   Philips Electronics NV                          3,695,042
PREFERRED STOCK
        2,300   ING Group NV                                       11,567
                                                          ---------------
                                                               22,823,620
                                                          ---------------
PHILIPPINES (0.8%)
COMMON STOCK
      805,077   Ayala Land, Inc.                                  641,009
       11,719   Manila Electric Co. GDR 144A                      295,917
       59,150   Manila Electric Co., Class B                      331,913
       14,000   Philippine Long Distance Telephone Co.            414,029
        2,600   Philippine Long Distance Telephone Co.
                  ADR                                             150,475
                                                          ---------------
                                                                1,833,343
                                                          ---------------
PORTUGAL (1.7%)
COMMON STOCK
       70,160   Portugal Telecom                                2,695,897
       48,300   Semapa - Sociedade de Investimento e
                  Gestao SGPS SA                                1,128,502
                                                          ---------------
                                                                3,824,399
                                                          ---------------
SINGAPORE (3.0%)
COMMON STOCK
      185,000   City Developments Ltd.                          1,721,231

See Notes to Schedules of Investments.                     CORE TRUST (DELAWARE)

 SCHEDULES OF INVESTMENTS (CONTINUED)                               MAY 31, 1997

--------------------------------------------------------------------------------

 FACE/SHARE                     SECURITY
   AMOUNT                     DESCRIPTION                      VALUE

-----------------------------------------------------------------
                   INTERNATIONAL PORTFOLIO (continued)
----------------------------------------------------

SINGAPORE (continued)
COMMON STOCK (continued)

      133,000   Development Bank of Singapore Ltd.        $     1,665,407
       95,000   Singapore Press Holdings Ltd.                   1,894,019
      115,000   United Overseas Bank Ltd.                       1,182,581
                                                          ---------------
                                                                6,463,238
                                                          ---------------
SPAIN (0.8%)
COMMON STOCK
        4,500   Banco Popular Espanol SA                          957,102
       42,000   Centros Comerciales Pryca SA                      844,104
                                                          ---------------
                                                                1,801,206
                                                          ---------------
SWEDEN (1.7%)
COMMON STOCK
       80,000   Atlas Copco AB                                  2,116,922
       46,000   Telefonaktiebolaget LM Ericsson "B"
                  Shares, ADR                                   1,619,006
                                                          ---------------
                                                                3,735,928
                                                          ---------------
SWITZERLAND (8.6%)
COMMON STOCK
        2,410   ABB Asea Brown Boveri Ltd.                      3,308,278
        6,400   Adecco SA                                       2,406,729
        7,102   Ciba Specialty Chemicals(a)                       672,700
        7,102   Novartis AG                                     9,638,680
          230   Roche Holding AG                                2,045,239
        5,360   Selectra Group(a)                                 850,584
                                                          ---------------
                                                               18,922,210
                                                          ---------------
THAILAND (0.2%)
COMMON STOCK
       84,000   Land & House Public Co. Ltd.(b)                   106,181
       64,900   Thai Farmers Bank Public Co. Ltd.(b)              317,728
WARRANTS
        7,862   Thai Farmers Bank Public Co. Ltd.                   5,363
                                                          ---------------
                                                                  429,272
                                                          ---------------
UNITED KINGDOM (14.0%)
COMMON STOCK
      104,400   Airtours plc                                    1,867,824
      635,000   Asda Group plc                                  1,246,727
       64,000   Barclays plc                                    1,245,026
 FACE/SHARE                     SECURITY
   AMOUNT                     DESCRIPTION                      VALUE

-----------------------------------------------------------------
                   INTERNATIONAL PORTFOLIO (continued)
----------------------------------------------------

UNITED KINGDOM (continued)
COMMON STOCK (continued)

      100,000   Blue Circle Industries plc                $       689,627
       98,900   British Airways plc                             1,150,490
      131,880   British Land Co. plc                            1,291,398
      394,000   British Steel plc                                 983,066
       73,000   Cable & Wireless plc                              595,991
      124,000   Cadbury Schweppes plc                           1,111,780
      454,600   David S. Smith Holdings plc                     1,651,199
       68,000   De La Rue plc                                     545,157
      134,000   Enterprise Oil plc                              1,476,587
       50,300   Johnson Matthey plc                               385,150
      106,000   Kingfisher plc                                  1,237,418
      316,000   LASMO plc                                       1,266,688
      141,000   Lloyds TSB Group plc                            1,418,189
      339,000   LucasVarity plc                                 1,070,467
      432,000   MFI Furniture plc                                 943,586
      318,000   Pilkington Brothers plc                           650,359
      154,050   Prudential Corp. plc                            1,547,557
       59,000   RTZ Corp. plc                                   1,013,579
      157,000   Rank Group plc                                  1,101,979
      136,350   Tesco plc                                         836,571
      101,000   Tibbett and Britten Group                         958,442
      113,260   United News & Media plc                         1,434,280
      351,800   Vodafone Group plc                              1,565,602
      115,600   Williams Holdings plc                             589,159
       27,000   Zeneca Group plc                                  818,790
                                                          ---------------
                                                               30,692,688
                                                          ---------------
UNITED STATES OF AMERICA (0.5%)
COMMON STOCK
       37,500   Chilgener SA                                    1,031,250
                                                          ---------------

TOTAL STOCKS, WARRANTS AND RIGHTS (COST $174,924,994)
                                                              208,724,901
                                                          ---------------
SHORT-TERM HOLDINGS (5.4%)
   11,865,795   Norwest Cash Investment Fund (cost
                  $11,865,795)                                 11,865,795
                                                          ---------------

TOTAL INVESTMENTS (100.0%) (COST $186,790,789)
                                                          $   220,590,696
                                                          ---------------
                                                          ---------------
FORWARD FOREIGN CURRENCY EXCHANGE CONTRACTS
CONTRACT TO SELL

CONTRACT                                              UNREALIZED
  DATE        CURRENCY       UNITS      US DOLLARS   DEPRECIATION
---------  --------------  ----------  ------------  ------------
 6/17/97   Swiss Francs     4,400,000  $  3,119,116   $  (85,681)

See Notes to Schedules of Investments.                     CORE TRUST (DELAWARE)

 NOTES TO SCHEDULES OF INVESTMENTS                                  MAY 31, 1997

--------------------------------------------------------------------------------

(a) Non-income producing security.

(b) Part or all of this investment on loan, see Note 7 of Notes to Financial Statements.

(c) Repurchase Agreements: BancAmerica, collateralized by multiple FCSB 5.43% - 5.50%, 6/27/97 - 3/18/97, Par $37,000,000; FHLB 5.59, 5/15/98, Par
    $11,000,000; multiple FHLMC, 5.48%, 8/29/97, Par $113,000,000; multiple FNMA
    5.43% - 5.49%, 8/15/97 - 9/29/97, Par $33,755,000; TVA 5.45%, 8/4/97, Par
    $150,000,000.

(d) During the year June 1, 1996 to May 31, 1997, Index Portfolio purchased 3,800 shares of Norwest Corp.

(e) At May 31, 1997, $540,000 of U.S. Treasury Bills due 7/24/97, with a market value of $536,230 were pledged to cover margin requirements for open futures contracts.

ADR   American Depositary Receipts
GDR   Global Depositary Receipts

                                                           CORE TRUST (DELAWARE)

                             SCHRODER CAPITAL FUNDS
                              FINANCIAL STATEMENTS
                              FOR THE PERIOD ENDED
                                  MAY 31, 1997
                        U.S. SMALLER COMPANIES PORTFOLIO

 SCHRODER U.S. SMALLER COMPANIES PORTFOLIO
 INDEPENDENT AUDITORS' REPORT

--------------------------------------------------------------------------------

           To the Investors and Trustees of
           Schroder U.S. Smaller Companies Portfolio:

           We have audited the accompanying statement of assets and liabilities of the Schroder U.S. Smaller Companies Portfolio (a separate portfolio of Schroder Capital Funds), including the schedule of investments, as of May 31, 1997, and the related statements of operations, the statements of changes in net assets and the financial highlights for the period then ended and for the period August 15, 1996 (commencement of operations) to October 31, 1996. These financial statements and financial highlights are the responsibility of the Portfolio's management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits.

           We conducted our audits in accordance with generally accepted auditing standards. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. Our procedures included confirmation of securities owned as of May 31, 1997 by correspondence with the custodian and brokers. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

           In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of the Schroder U.S. Smaller Companies Portfolio as of May 31, 1997, the results of its operations, the changes in its net assets and the financial highlights for the period then ended and for the period August 15, 1996 (commencement of operations) to October 31, 1996, in conformity with generally accepted accounting principles.

                                      Coopers & Lybrand L.L.P.

           Boston, Massachusetts
           July 14, 1997

                                                          SCHRODER CAPITAL FUNDS

 SCHRODER U.S. SMALLER COMPANIES PORTFOLIO
 STATEMENT OF ASSETS AND LIABILITIES                                MAY 31, 1997

--------------------------------------------------------------------------------

ASSETS:
  Investments (Note 2):
    Investments at cost..........................................................................  $ 84,209,629
    Net unrealized appreciation (depreciation)...................................................    11,031,928
                                                                                                   ------------
TOTAL INVESTMENTS AT VALUE.......................................................................    95,241,557

  Cash and Cash Equivalents (Note 2).............................................................     6,922,881
  Receivable for investments sold................................................................     2,252,183
  Receivable for dividends and interest..........................................................        79,383
  Organization costs, net of amortization (Note 2)...............................................        21,095
                                                                                                   ------------
TOTAL ASSETS.....................................................................................   104,517,099
                                                                                                   ------------

LIABILITIES:
  Payable for investments purchased..............................................................     1,049,223
  Payable to Investment Adviser (Note 3).........................................................        20,211
  Payable to other related parties (Note 3)......................................................         6,031
  Accrued expenses and other liabilities.........................................................        56,376
                                                                                                   ------------
TOTAL LIABILITIES................................................................................     1,131,841
                                                                                                   ------------
NET ASSETS.......................................................................................  $103,385,258
                                                                                                   ------------
                                                                                                   ------------

COMPONENTS OF NET ASSETS:
  Investors' capital.............................................................................  $ 92,353,330
  Net unrealized appreciation (depreciation)
    on investments...............................................................................    11,031,928
                                                                                                   ------------
NET ASSETS.......................................................................................  $103,385,258
                                                                                                   ------------
                                                                                                   ------------

See Notes to Financial Statements.                        SCHRODER CAPITAL FUNDS

 SCHRODER U.S. SMALLER COMPANIES PORTFOLIO
 STATEMENTS OF OPERATIONS

--------------------------------------------------------------------------------

                                                          FOR THE
                                                           PERIOD
                                                         AUGUST 15,
                                           FOR THE          1996
                                            PERIOD        THROUGH
                                            ENDED       OCTOBER 31,
                                         MAY 31, 1997       1996
                                         ------------   ------------
INVESTMENT INCOME:
  Dividend income......................  $   260,037    $    36,852
  Interest income......................      116,204         22,652
                                         ------------   ------------
TOTAL INVESTMENT INCOME................      376,241         59,504
                                         ------------   ------------
EXPENSES:
  Investment advisory (Note 3).........      211,277         26,334
  Administration (Note 3)..............       26,410          3,292
  Transfer agency (Note 3).............        7,029          2,558
  Custody..............................       33,146          1,930
  Accounting (Note 3)..................       21,000          7,645
  Legal................................          936          2,957
  Audit................................       21,629         11,000
  Trustees.............................        1,680            103
  Amortization of organization costs
    (Note 2)...........................        2,927          1,066
  Miscellaneous........................        8,254            742
                                         ------------   ------------
TOTAL EXPENSES.........................      334,288         57,627

  Fees waived (Note 6).................      (35,396)       (20,260)
                                         ------------   ------------
NET EXPENSES...........................      298,892         37,367
                                         ------------   ------------
NET INVESTMENT INCOME (LOSS)...........       77,349         22,137
                                         ------------   ------------
NET REALIZED AND UNREALIZED GAIN (LOSS)
 ON INVESTMENTS:
  Net realized gain (loss) on
    investments sold...................    2,311,789        735,049
  Net change in unrealized appreciation
    (depreciation) on investments......    8,079,833      2,952,095
                                         ------------   ------------
NET REALIZED AND UNREALIZED GAIN (LOSS)
 ON INVESTMENTS........................   10,391,622      3,687,144
                                         ------------   ------------
NET INCREASE (DECREASE) IN NET ASSETS
 RESULTING FROM
 OPERATIONS............................  $10,468,971    $ 3,709,281
                                         ------------   ------------
                                         ------------   ------------

See Notes to Financial Statements.                        SCHRODER CAPITAL FUNDS

 SCHRODER U.S. SMALLER COMPANIES PORTFOLIO
 STATEMENTS OF CHANGES IN NET ASSETS

--------------------------------------------------------------------------------

                                                                     FOR THE
                                                                      PERIOD
                                                                    AUGUST 15,
                                                      FOR THE          1996
                                                       PERIOD        THROUGH
                                                       ENDED       OCTOBER 31,
                                                    MAY 31, 1997       1996
                                                    ------------   ------------

NET ASSETS, BEGINNING OF PERIOD...................  $28,929,477    $   --
                                                    ------------   ------------

OPERATIONS
  Net investment income (loss)....................       77,349         22,137
  Net realized gain (loss) on investments sold....    2,311,789        735,049
  Net change in unrealized appreciation
    (depreciation) on investments.................    8,079,833      2,952,095
                                                    ------------   ------------
  Net increase (decrease) in net assets resulting
    from operations...............................   10,468,971      3,709,281
                                                    ------------   ------------

TRANSACTIONS IN INVESTORS' BENEFICIAL INTEREST
  Contributions...................................   69,106,539     26,247,304
  Withdrawals.....................................   (5,119,729)    (1,027,108)
                                                    ------------   ------------
  Net transactions from investors' beneficial
    interest......................................   63,986,810     25,220,196
                                                    ------------   ------------
  Net increase (decrease) in net assets...........   74,455,781     28,929,477
                                                    ------------   ------------

NET ASSETS, END OF PERIOD.........................  $103,385,258   $28,929,477
                                                    ------------   ------------
                                                    ------------   ------------

See Notes to Financial Statements.                        SCHRODER CAPITAL FUNDS

 SCHRODER U.S. SMALLER COMPANIES PORTFOLIO
 FINANCIAL HIGHLIGHTS

--------------------------------------------------------------------------------

                                                              FOR THE
                                             FOR THE          PERIOD
                                             PERIOD            ENDED
Portfolio performance for the following       ENDED         OCTOBER 31,
periods:                                  MAY 31, 1997        1996(a)
                                          -------------    -------------
SCHRODER U.S. SMALLER COMPANIES
 PORTFOLIO
------------------------------------------------------------------------
RATIO TO AVERAGE NET ASSETS:
  Expenses including
    reimbursement/waiver................       0.85%(b)         0.85%(b)
  Expenses excluding
    reimbursement/waiver................       0.95%(b)         1.31%(b)
  Net investment income including
    reimbursement/waiver................       0.22%(b)         0.50%(b)
Average commission rate(c)..............    $0.0584          $0.0562
Portfolio turnover rate.................      34.45%           17.30%

(a) For the period from August 15, 1996, commencement of operations, to October 31, 1996.

(b) Annualized.

(c) Amount represents the average commission per share paid to brokers on the purchase and sale of portfolio securities.

See Notes to Financial Statements.                        SCHRODER CAPITAL FUNDS

 SCHRODER U.S. SMALLER COMPANIES PORTFOLIO
 NOTES TO FINANCIAL STATEMENTS                                      MAY 31, 1997

--------------------------------------------------------------------------------

 NOTE 1. ORGANIZATION

Schroder Capital Funds ("Schroder Core") was organized as a Delaware business trust on September 7, 1995. Schroder Core, which is registered as an open-end, managment investment company under the Investment Company Act of 1940 (the "Act"), currently has five investment portfolios. Included in this report is Schroder U.S. Smaller Companies Portfolio (the "Portfolio"), a diversified portfolio that commenced operations on August 15, 1996. Under its Trust Instrument, Schroder Core is authorized to issue an unlimited number of interests without par value. Interests in the Portfolio are sold in private placement transactions without any sales charges to institutional clients, including open-end, management investment companies.

Effective May 31, 1997, the Portfolio changed its fiscal year end to May 31 from October 31.

 NOTE 2. SIGNIFICANT ACCOUNTING POLICIES

These financial statements are prepared in accordance with generally accepted accounting principles, which require management to make estimates and assumptions that affect the reported amounts of assets and liabilities, disclosure of contingent assets and liabilities at the date of the financial statements, and the reported amounts of increase and decrease in net assets from operations during the fiscal period. Actual results could differ from those estimates.

The following represent significant accounting policies of the Portfolio:

SECURITY VALUATION--Portfolio securities listed on recognized stock exchanges are valued at the last reported sale price on the exchange on which the securities are principally traded. Listed securities traded on recognized stock exchanges where last sale prices are not available are valued at the last sale price on the proceeding trading day or at closing mid-market prices. Securities traded in over-the-counter markets, or listed securities for which no trade is reported on the valuation date, are valued at the most recent reported mid-market price. Other securities and assets for which market quotations are not readily available are valued at fair value as determined in good faith using methods approved by the Schroder Core Board of Trustees.

CASH EQUIVALENTS--The Portfolio considers all deposits and the related interest income in the Chase Money Market Account to be cash equivalents.

INVESTMENT INCOME--Dividend income is recorded on the ex-dividend date. Interest income is recorded on an accrual basis.

SECURITY TRANSACTIONS--Investment transactions are accounted on the trade date basis. Realized gain and loss from investment transactions are determined on the basis of identified cost.

ORGANIZATIONAL COSTS--Costs incurred by the Portfolio in connection with this organization and initial registration are being amortized on a straight line basis over a five-year period.

 NOTE 3. INVESTMENT ADVISORY AND OTHER SERVICES

INVESTMENT ADVISER--The investment adviser to the Portfolio is Schroder Capital Management International Inc. ("SCMI"). Pursuant to an Investment Advisory Agreement, SCMI is entitled to receive an annual fee, payable monthly, of 0.60% of the average daily net assets.

ADMINISTRATION--On behalf of the Portfolio, the Trust has entered into an Administration Agreement with Schroder Fund Advisors Inc. In addition, the Trust has entered into a Subadministration Agreement with Forum Administrative Services, Limited Liability Company ("Forum") under which Forum is entitled to receive an annual fee, payable monthly, at the rate of 0.075% of the Portfolio's average daily net assets. Previous subadministration agreements in effect with Forum Financial Services, Inc. during the period were identical in all material terms including fees.

TRANSFER AGENT AND SHAREHOLDER SERVICE AGENTS--Forum Financial
Corp.-Registered Trademark- ("FFC") serves as the Portfolio's transfer agent and dividend disbursing agent and is entitled to receive compensation for those services from the Schroder Core with respect to the Portfolio in the amount of $12,000 per year plus certain other fees and expenses.

OTHER SERVICE PROVIDERS--FFC also performs portfolio accounting for the Portfolio and is entitled to receive compensation for those services by the Portfolio in the amount of $36,000 per year, plus certain amounts based upon the number and types of portfolio transactions.

                                                          SCHRODER CAPITAL FUNDS

 SCHRODER U.S. SMALLER COMPANIES PORTFOLIO
 NOTES TO FINANCIAL STATEMENTS (CONCLUDED)                          MAY 31, 1997

--------------------------------------------------------------------------------

 NOTE 4. PURCHASES AND SALES OF SECURITIES

The cost of securities purchased and the proceeds from sales of securities (excluding short - term investments) for the seven months ended May 31, 1997 aggregated $77,464,947 and $19,124,031, respectively.

For federal income tax purposes, the tax basis of investment securities owned as of May 31, 1997 was $84,237,580. The aggregate gross unrealized appreciation for all securities in which there was an excess of market value over tax cost was $13,288,495, and aggregate gross unrealized depreciation for all securities in which there was an excess of tax cost over market value was $2,284,518.

 NOTE 5. FEDERAL TAXES

The Portfolio is not required to pay federal income taxes on its net investment income and capital gain, as it is treated as a partnership for federal income tax purposes. All interest, dividends, gain and loss of the Portfolio are deemed to have been "passed through" to the partners in proportion to their holdings of the Portfolio, regardless of whether such interest, dividends or gain have been distributed by the Portfolio.

 NOTE 6. WAIVER OF FEES

SCMI voluntarily has waived a portion of its fees and has assumed certain expenses of the Portfolio so that its total expenses would not exceed certain limitations. The expense limitations cannot be modified or withdrawn except by a majority vote of the Trustees of Schroder Core. Forum and FFC may waive voluntarily all or a portion of their fees, from time to time. Fees waived by SCMI were $35,396 and $20,260 for the period ended May 31, 1997 and October 31, 1996, respectively.

                                                          SCHRODER CAPITAL FUNDS

 SCHRODER U.S. SMALLER COMPANIES PORTFOLIO
 SCHEDULE OF INVESTMENTS                                            MAY 31, 1997

--------------------------------------------------------------------------------

 FACE/SHARE                     SECURITY
   AMOUNT                     DESCRIPTION                      VALUE

-----------------------------------------------------------------
                SCHRODER U.S. SMALLER COMPANIES PORTFOLIO
----------------------------------------------------
COMMON STOCK (92.1%)
BASIC MATERIALS (4.3%)
       46,600   AMCOL International Corp.                 $       856,279
       35,400   Ball Corp.                                      1,031,030
       83,100   Calgon Carbon Corp.                             1,163,400
       36,100   Ferro Corp.                                     1,349,052
                                                          ---------------
                                                                4,399,761
                                                          ---------------
CAPITAL GOODS/CONSTRUCTION (10.0%)
       22,100   Aeroquip-Vickers Inc.                             958,593
       53,600   Aftermarket Technology Corp.(a)                   978,200
       37,800   BMC Industries Inc.                             1,242,678
       38,400   Donaldson Co. Inc.                              1,406,403
       26,200   Falcon Building Products Inc. Class A(a)          458,500
       24,500   Harsco Corp.                                      955,500
       59,850   Miller Industries Inc.                            980,048
       37,400   Tracor Inc.(a)                                    949,029
       28,100   Triangle Pacific Corp.(a)                         839,490
       42,900   USA Waste Services Inc.(a)                      1,555,125
                                                          ---------------
                                                               10,323,566
                                                          ---------------
CONSUMER CYCLICALS (19.2%)
       46,692   Accustaff Inc.(a)                               1,121,454
       22,900   Barnett Inc.(a)                                   509,525
       12,750   CDW Computer Centers Inc.(a)                      624,750
       12,300   Consolidated Cigar
                  Holdings Inc.(a)                                372,018
       23,950   Consolidated Stores Corp.(a)                      916,089
       23,000   Goody's Family Clothing Inc.(a)                   530,438
       16,500   Gucci Group                                     1,150,875
       27,800   Nautica Enterprises(a)                            653,300
        8,300   Performance Food Group Co.(a)                     172,225
       78,600   Petco Animal Supplies Inc.(a)                   2,102,550
       65,100   Pier 1 Imports Inc.                             1,456,614
       72,500   Pillowtex Corp.                                 1,549,690
       31,400   Promus Hotel Corp.(a)                           1,134,328
       45,250   Regal Cinemas Inc.(a)                           1,488,449
       19,800   Robert Half International Inc.(a)                 848,929
       53,900   ShoLodge Inc.(a)                                  714,175
       34,850   Sonic Corp.(a)                                    609,875
       24,400   Tiffany & Co.                                   1,131,553
       26,200   Warnaco Group Inc. Class A                        858,050
       26,200   WestPoint Stevens Inc.(a)                         992,329
       31,400   Wet Seal Inc. Class A(a)                          922,380
                                                          ---------------
                                                               19,859,596
                                                          ---------------

 FACE/SHARE                     SECURITY
   AMOUNT                     DESCRIPTION                      VALUE
----------------------------------------------------
          SCHRODER U.S. SMALLER COMPANIES PORTFOLIO (continued)
----------------------------------------------------

COMMON STOCK (continued)

CONSUMER STAPLES (5.4%)
       29,100   Compdent Corp.(a)                         $       527,443
       52,300   Fine Host Corp.(a)                              1,595,150
       98,600   Foodmaker Inc.(a)                               1,380,400
       21,100   Henry Schein Inc.(a)                              704,215
       23,400   Physician Sales & Service Inc.(a)                 339,300
       36,100   Suiza Foods Corp.(a)                            1,078,489
                                                          ---------------
                                                                5,624,997
                                                          ---------------
ENERGY (6.8%)
       26,500   B.J. Service Company(a)                         1,464,125
       19,600   Cooper Cameron Corp.(a)                         1,604,755
       10,700   Flores & Rucks Inc.(a)                            524,300
       36,900   Tosco Corp.                                     1,203,864
       46,000   Union Tex Pete Holdings Inc.                      925,757
       48,400   Varco International Inc.(a)                     1,331,000
                                                          ---------------
                                                                7,053,801
                                                          ---------------
FINANCIAL (17.2%)
       33,700   AmerUs Life Holdings Inc.                         871,992
      104,500   BA Merchant Services Inc. Class A(a)            1,711,193
       34,300   Bank United Corp.                               1,191,925
       20,600   Bay View Capital Corp.                          1,035,150
       40,100   CMAC Investment Corp.                           1,669,164
       61,500   CWM Mortgage Holdings Inc.                      1,283,816
        7,650   Charter One Financial Inc.                        358,596
       39,050   Commercial Federal Corp.                        1,361,870
       10,300   ContiFinancial Corp.(a)                           346,409
       30,700   Cullen/Frost Bankers Inc.                       1,208,817
       35,200   FBL Financial Group Inc. Class A                1,034,004
        9,900   Fremont General Corp.                             347,738
       44,600   Inkeepers USA Trust                               624,400
       27,700   MLP Bancorp Inc.                                  481,290
       54,000   North Fork BanCorp Inc.                         1,134,000
        4,100   Penncorp Financial Group Inc.                     139,914
       33,000   Starwood Lodging Trust                          1,229,254
        1,600   Sun Communities Inc.                               52,200
       80,810   UST Corp.                                       1,697,010
                                                          ---------------
                                                               17,778,742
                                                          ---------------
HEALTH CARE (12.2%)
        8,900   AmeriSource Health Corp. Class A(a)               379,365
       21,100   Arbor Health Care Co.(a)                          601,350

See Notes to Financial Statements.                        SCHRODER CAPITAL FUNDS

 SCHRODER U.S. SMALLER COMPANIES PORTFOLIO
 SCHEDULE OF INVESTMENTS (CONTINUED)                                MAY 31, 1997

--------------------------------------------------------------------------------

 FACE/SHARE                     SECURITY
   AMOUNT                     DESCRIPTION                      VALUE
----------------------------------------------------
          SCHRODER U.S. SMALLER COMPANIES PORTFOLIO (continued)
----------------------------------------------------

COMMON STOCK (continued)
HEALTH CARE (continued)

       17,300   Bergen Brunswig Corp. Class A             $       657,400
       65,700   Coventry Corp.(a)                                 956,759
       14,800   Express Scripts Inc. Class A(a)                   675,251
       33,100   Genzyme Corp.(a)                                  790,265
       72,500   Haemonetics Corp.(a)                            1,241,566
       31,200   Health Care and
                  Retirement Corp.(a)                           1,060,800
       27,662   Healthdyne Technologies Inc.(a)                   408,015
       39,100   Healthsource Inc.(a)                              840,650
       22,900   Invacare Corp.                                    492,350
       51,000   Isis Pharmaceuticals Inc.(a)                      803,250
       54,000   Matria Healthcare Inc.(a)                         236,252
       68,650   Multicare Companies Inc.(a)                     1,707,674
       87,300   Transitional Hospitals Corp.(a)                 1,385,891
       18,500   Value Health Inc.(a)                              374,625
                                                          ---------------
                                                               12,611,463
                                                          ---------------
TECHNOLOGY (11.6%)
       19,300   Antec Corp.(a)                                    238,841
      137,600   Computervision Corp.(a)                           670,804
       26,800   Credence Systems Corp.(a)                         790,600
        2,600   Cymer Inc.(a)                                     137,800
       43,200   EG&G Inc.                                         842,400
       25,500   Evans & Sutherland Computer
                  Corp.(a)                                        669,375
       36,000   Exabyte Corp.(a)                                  508,504
       65,800   INTERSOLV(a)                                      649,781
       55,700   InterVoice, Inc.(a)                               612,700
       15,400   Intergraph Corp.(a)                               108,764
       18,900   Lam Research Corp.(a)                             687,492
 FACE/SHARE                     SECURITY
   AMOUNT                     DESCRIPTION                      VALUE
----------------------------------------------------
          SCHRODER U.S. SMALLER COMPANIES PORTFOLIO (continued)
----------------------------------------------------

COMMON STOCK (continued)
TECHNOLOGY (continued)

       46,300   Marcam Corp.(a)                           $       572,967
       39,100   MicroTouch Systems Inc.(a)                        987,275
       37,900   Molecular Dynamics Inc.(a)                        549,550
       36,500   Symbol Technologies Inc.                        1,145,191
       37,700   System Software Associates
                  Inc.(a)                                         348,725
       24,600   Thomas & Betts Corp.                            1,251,529
       57,500   Wang Laboratories Inc.(a)                       1,178,750
                                                          ---------------
                                                               11,951,048
                                                          ---------------
TRANSPORTATION/SERVICES/MISCELLANEOUS (5.4%)
       31,800   ASA Holdings Inc.                                 830,778
       22,200   Aviall Inc.(a)                                    327,450
       25,600   CNF Transportation Inc.                           825,600
       51,400   Comair Holdings Inc.                            1,336,400
       41,100   Jacor Communications Inc.(a)                    1,417,950
        2,100   Mid-America Apartment Communities Inc.             55,913
       28,100   RemedyTemp Inc. Class A(a)                        488,241
       15,000   U.S. Rentals Inc.(a)                              356,251
                                                          ---------------
                                                                5,638,583
                                                          ---------------

TOTAL INVESTMENTS (92.1%)
  (COST $84,209,629)                                           95,241,557
                                                          ---------------

OTHER ASSETS LESS LIABILITIES (7.9%)                            8,143,701
                                                          ---------------

TOTAL NET ASSETS (100.0%)                                 $   103,385,258
                                                          ---------------
                                                          ---------------

(a)  Non-income producing security.

See Notes to Financial Statements.                        SCHRODER CAPITAL FUNDS

                 (This page has been left blank intentionally.)

                                                                 ---------------
                                                                    Bulk Rate
Norwest Advantage Funds                                            US Postage
733 Marquette Avenue                                                  PAID
Minneapolis, MN  55479-0040                                      Permit No. 3489
                                                                     Mpls, MN
                                                                 ---------------











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-C-1997 NORWEST ADVANTAGE FUNDS
MFBOA 033 7/97

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